UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II

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(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MASSACHUSETTS 02116

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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 200 BERKELEY STREET, BOSTON, MASSACHUSETTS 02116

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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 543-9634

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Date of fiscal year end: August 31

Date of reporting period: February 28, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared the following semiannual reports to shareholders for the period ended February 28, 2023:

•Alternative Assets Allocation Fund

•Emerging Markets Debt Fund

•Floating Rate Income Fund

•Multi-Asset High Income Fund

•New Opportunities Fund

•Opportunistic Fixed Income Fund

•Real Estate Securities Fund

•Strategic Income Opportunities Fund

•Underlying Funds

Capital Appreciation Fund

Capital Appreciation Value Fund

Core Bond Fund

Health Sciences Fund

High Yield Fund

International Strategic Equity Allocation Fund

Mid Value Fund

Science & Technology Fund

U.S. Sector Rotation Fund

Semiannual report
John Hancock
Alternative Asset Allocation Fund
Alternative
February 28, 2023

A message to shareholders
Dear shareholder,
Global equities posted slightly positive returns during the six months ended February 28, 2023. A modest downturn in inflation prompted investors to look ahead to the point at which the U.S. Federal Reserve (Fed) and other central banks could stop raising interest rates, boosting the performance of risk assets. The markets were also cheered by China’s decision to move off of its zero-COVID policy. As the period ended, however, investor sentiment deteriorated amid signs of reaccelerating inflation and concerns that the Fed and other central banks would need to continue raising interest rates.
Bond yields generally rose during the period, leading to declining bond prices. Short-term bond yields increased the most, reflecting the central bank rate hikes. From a sector perspective, high-yield corporate bonds largely posted gains for the period, while government securities lagged.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Alternative Asset Allocation Fund

2	Your fund at a glance
3	Portfolio summary
4	Your expenses
6	Fund’s investments
8	Financial statements
12	Financial highlights
18	Notes to financial statements
27	Special shareholder meeting
28	More information
SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term growth of capital.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2023 (%)

The HFRX Global Hedge Fund Index comprises funds representing all main hedge fund strategies, with underlying asset-weighted strategies based on the distribution of assets in the hedge fund industry.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | SEMIANNUAL REPORT

Portfolio summary
ASSET ALLOCATION AS OF 2/28/2023 (% of net assets)
Affiliated investment companies	66.4
Absolute return strategies	40.1
Alternative investment approaches	18.6
Alternative markets	7.7
Unaffiliated investment companies	30.0
Absolute return strategies	14.8
Alternative investment approaches	12.8
Alternative markets	2.4
Short-term investments and other	3.6
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2022, with the same investment held until February 28, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2022, with the same investment held until February 28, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
4	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2022	Ending value on 2-28-2023	Expenses paid during period ended 2-28-2023[1]	Annualized expense ratio[2]
Class A	Actual expenses/actual returns	$1,000.00	$1,009.00	$3.74	0.75%
	Hypothetical example	1,000.00	1,021.10	3.76	0.75%
Class C	Actual expenses/actual returns	1,000.00	1,005.20	7.21	1.45%
	Hypothetical example	1,000.00	1,017.60	7.25	1.45%
Class I	Actual expenses/actual returns	1,000.00	1,010.00	2.24	0.45%
	Hypothetical example	1,000.00	1,022.60	2.26	0.45%
Class R2	Actual expenses/actual returns	1,000.00	1,008.60	4.23	0.85%
	Hypothetical example	1,000.00	1,020.60	4.26	0.85%
Class R4	Actual expenses/actual returns	1,000.00	1,009.60	2.99	0.60%
	Hypothetical example	1,000.00	1,021.80	3.01	0.60%
Class R6	Actual expenses/actual returns	1,000.00	1,010.90	1.70	0.34%
	Hypothetical example	1,000.00	1,023.10	1.71	0.34%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Ratios do not include fees and expenses indirectly incurred by the underlying funds and can vary based on mixed of underlying funds held by the fund.
SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	5

Fund’s investments
AS OF 2-28-23 (unaudited)
	Shares	Value
Affiliated investment companies (A) 66.4%		$474,643,493
(Cost $484,297,995)
Absolute return strategies 40.1%		286,835,201
Credit Suisse Managed Futures Strategy Fund (B)	4,546,777	44,694,818
Diversified Macro, Class NAV, JHIT (Graham)	6,060,351	57,512,727
IQ Merger Arbitrage ETF (B)(C)(D)	895,773	28,010,822
Multi-Asset Absolute Return, Class NAV, JHF II (NIMNAI)	9,642,423	92,567,263
The Arbitrage Fund, Class I (B)	5,039,305	64,049,571
Alternative investment approaches 18.6%		132,841,495
Seaport Long/Short, Class NAV, JHIT (Wellington)	7,135,071	79,127,935
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (E)	5,566,172	53,713,560
Alternative markets 7.7%		54,966,797
Infrastructure, Class NAV, JHIT (Wellington)	2,648,306	33,448,110

Invesco DB Precious Metals Fund (B)	459,801	21,518,687
Unaffiliated investment companies 30.0%		$214,066,677
(Cost $208,335,485)
Absolute return strategies 14.8%		105,280,854
Calamos Market Neutral Income Fund	3,449,596	48,363,337
Victory Market Neutral Income Fund	6,618,316	56,917,517
Alternative investment approaches 12.8%		91,583,336
JPMorgan Hedged Equity Fund	3,601,390	91,583,336
Alternative markets 2.4%		17,202,487
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (D)	631,607	8,987,768
Vanguard Real Estate ETF	95,832	8,214,719

	Yield (%)	Shares	Value
Short-term investments 4.2%			$29,960,126
(Cost $29,948,051)
Short-term funds 4.2%			29,960,126
John Hancock Collateral Trust (F)	4.5832(G)	2,997,361	29,960,126

Total investments (Cost $722,581,531) 100.6%	$718,670,296
Other assets and liabilities, net (0.6%)	(4,025,132)
Total net assets 100.0%	$714,645,164

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
6	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to financial statements.
(C)	Non-income producing.
(D)	All or a portion of this security is on loan as of 2-28-23.
(E)	The subadvisor is an affiliate of the advisor.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $5,636,694.
(G)	The rate shown is the annualized seven-day yield as of 2-28-23.
At 2-28-23, the aggregate cost of investments for federal income tax purposes was $732,486,818. Net unrealized depreciation aggregated to $13,816,522, of which $13,574,349 related to gross unrealized appreciation and $27,390,871 related to gross unrealized depreciation.
Subadvisors of Affiliated Underlying Funds
Graham Capital Management, L.P.	(Graham)
Manulife Investment Management (US) LLC	(MIM US)
Nordea Investment Management North America, Inc.	(NIMNAI)
Wellington Management Company LLP	(Wellington)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	7

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $208,335,485) including $5,540,036 of securities loaned	$214,066,677
Affiliated investments, at value (Cost $514,246,046)	504,603,619
Total investments, at value (Cost $722,581,531)	718,670,296
Dividends and interest receivable	253,828
Receivable for fund shares sold	1,368,245
Receivable for investments sold	24,047,765
Receivable for securities lending income	1,454
Other assets	139,889
Total assets	744,481,477
Liabilities
Due to custodian	227,986
Payable for investments purchased	23,079,145
Payable for fund shares repurchased	682,007
Payable upon return of securities loaned	5,656,566
Payable to affiliates
Investment management fees	1,335
Accounting and legal services fees	60,434
Transfer agent fees	60,622
Distribution and service fees	198
Trustees’ fees	345
Other liabilities and accrued expenses	67,675
Total liabilities	29,836,313
Net assets	$714,645,164
Net assets consist of
Paid-in capital	$760,561,031
Total distributable earnings (loss)	(45,915,867)
Net assets	$714,645,164

8	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 2-28-23 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($70,046,535 ÷ 4,775,655 shares)[1]	$14.67
Class C ($8,604,922 ÷ 584,496 shares)[1]	$14.72
Class I ($607,977,350 ÷ 41,433,416 shares)	$14.67
Class R2 ($976,622 ÷ 66,645 shares)	$14.65
Class R4 ($126,039 ÷ 8,578 shares)	$14.69
Class R6 ($26,913,696 ÷ 1,833,621 shares)	$14.68
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$15.44

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	9

STATEMENT OF OPERATIONS For the six months ended 2-28-23 (unaudited)

Investment income
Dividends from affiliated investments	$16,305,101
Dividends	3,317,106
Securities lending	36,090
Total investment income	19,658,297
Expenses
Investment management fees	1,552,773
Distribution and service fees	158,238
Accounting and legal services fees	65,713
Transfer agent fees	373,143
Trustees’ fees	8,363
Custodian fees	15,151
State registration fees	67,672
Printing and postage	28,946
Professional fees	35,129
Other	18,257
Total expenses	2,323,385
Less expense reductions	(632,342)
Net expenses	1,691,043
Net investment income	17,967,254
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(1,461,203)
Affiliated investments	368,764
Capital gain distributions received from unaffiliated investments	4,174,240
Capital gain distributions received from affiliated investments	7,317,772
10,399,573
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(1,067,316)
Affiliated investments	(18,352,979)
(19,420,295)
Net realized and unrealized loss	(9,020,722)
Increase in net assets from operations	$8,946,532
10	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22
Increase (decrease) in net assets
From operations
Net investment income	$17,967,254	$8,806,233
Net realized gain	10,399,573	6,847,520
Change in net unrealized appreciation (depreciation)	(19,420,295)	(31,014,064)
Increase (decrease) in net assets resulting from operations	8,946,532	(15,360,311)
Distributions to shareholders
From earnings
Class A	(2,173,302)	(1,158,179)
Class C	(198,996)	(144,223)
Class I	(20,633,976)	(7,749,131)
Class R2	(27,745)	(15,564)
Class R4	(3,724)	(1,362)
Class R6	(924,684)	(444,124)
Total distributions	(23,962,427)	(9,512,583)
From fund share transactions	88,134,465	184,838,183
Total increase	73,118,570	159,965,289
Net assets
Beginning of period	641,526,594	481,561,305
End of period	$714,645,164	$641,526,594
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	11

Financial highlights
CLASS A SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$14.98	$15.70	$14.57	$14.66	$14.51	$14.55
Net investment income[2,3]	0.35	0.23	0.07	0.09	0.25	0.13
Net realized and unrealized gain (loss) on investments	(0.22)	(0.69)	1.17	0.31	0.17	0.01
Total from investment operations	0.13	(0.46)	1.24	0.40	0.42	0.14
Less distributions
From net investment income	(0.34)	(0.24)	(0.03)	(0.27)	(0.17)	(0.11)
From net realized gain	(0.10)	(0.02)	(0.08)	(0.22)	(0.10)	(0.07)
Total distributions	(0.44)	(0.26)	(0.11)	(0.49)	(0.27)	(0.18)
Net asset value, end of period	$14.67	$14.98	$15.70	$14.57	$14.66	$14.51
Total return (%)[4,5]	0.90[6]	(2.95)	8.55	2.74	3.05	0.95
Ratios and supplemental data
Net assets, end of period (in millions)	$70	$73	$68	$62	$73	$95
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	0.93[8]	0.90	0.88	0.88	0.77	0.72
Expenses including reductions[7]	0.75[8]	0.72	0.66	0.66	0.64	0.59
Net investment income[3]	2.45[8]	1.47	0.47	0.63	1.73	0.86
Portfolio turnover (%)	23	13	25	37	39	18

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[8]	Annualized.
12	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$14.98	$15.70	$14.58	$14.67	$14.51	$14.56
Net investment income (loss)[2,3]	0.28	0.13	(0.03)	(0.01)	0.15	0.02
Net realized and unrealized gain (loss) on investments	(0.21)	(0.69)	1.16	0.31	0.18	0.01
Total from investment operations	0.07	(0.56)	1.13	0.30	0.33	0.03
Less distributions
From net investment income	(0.23)	(0.14)	—	(0.17)	(0.07)	(0.01)
From net realized gain	(0.10)	(0.02)	(0.01)	(0.22)	(0.10)	(0.07)
Total distributions	(0.33)	(0.16)	(0.01)	(0.39)	(0.17)	(0.08)
Net asset value, end of period	$14.72	$14.98	$15.70	$14.58	$14.67	$14.51
Total return (%)[4,5]	0.52[6]	(3.62)	7.77	2.04	2.37	0.19
Ratios and supplemental data
Net assets, end of period (in millions)	$9	$11	$17	$31	$42	$57
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	1.63[8]	1.60	1.58	1.58	1.47	1.42
Expenses including reductions[7]	1.45[8]	1.41	1.36	1.36	1.34	1.29
Net investment income (loss)[3]	1.57[8]	0.86	(0.21)	(0.06)	1.02	0.17
Portfolio turnover (%)	23	13	25	37	39	18

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	13

CLASS I SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$15.01	$15.73	$14.59	$14.68	$14.53	$14.58
Net investment income[2,3]	0.39	0.26	0.12	0.14	0.29	0.17
Net realized and unrealized gain (loss) on investments	(0.25)	(0.67)	1.17	0.30	0.18	—[4]
Total from investment operations	0.14	(0.41)	1.29	0.44	0.47	0.17
Less distributions
From net investment income	(0.38)	(0.29)	(0.07)	(0.31)	(0.22)	(0.15)
From net realized gain	(0.10)	(0.02)	(0.08)	(0.22)	(0.10)	(0.07)
Total distributions	(0.48)	(0.31)	(0.15)	(0.53)	(0.32)	(0.22)
Net asset value, end of period	$14.67	$15.01	$15.73	$14.59	$14.68	$14.53
Total return (%)[5]	1.00[6]	(2.66)	8.92	3.04	3.39	1.18
Ratios and supplemental data
Net assets, end of period (in millions)	$608	$529	$374	$347	$423	$510
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	0.63[8]	0.60	0.58	0.58	0.49	0.42
Expenses including reductions[7]	0.45[8]	0.42	0.36	0.36	0.35	0.30
Net investment income[3]	3.02[8]	1.67	0.76	0.95	2.04	1.16
Portfolio turnover (%)	23	13	25	37	39	18

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[8]	Annualized.
14	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$14.95	$15.67	$14.55	$14.64	$14.49	$14.53
Net investment income[2,3]	0.33	0.22	0.06	0.08	0.24	0.11
Net realized and unrealized gain (loss) on investments	(0.21)	(0.69)	1.16	0.31	0.17	0.01
Total from investment operations	0.12	(0.47)	1.22	0.39	0.41	0.12
Less distributions
From net investment income	(0.32)	(0.23)	(0.02)	(0.26)	(0.16)	(0.09)
From net realized gain	(0.10)	(0.02)	(0.08)	(0.22)	(0.10)	(0.07)
Total distributions	(0.42)	(0.25)	(0.10)	(0.48)	(0.26)	(0.16)
Net asset value, end of period	$14.65	$14.95	$15.67	$14.55	$14.64	$14.49
Total return (%)[4]	0.86[5]	(3.04)	8.41	2.65	2.95	0.85
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$2	$3
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	1.03[7]	0.99	0.95	0.96	0.87	0.83
Expenses including reductions[6]	0.85[7]	0.81	0.74	0.75	0.74	0.70
Net investment income[3]	2.26[7]	1.45	0.38	0.54	1.67	0.78
Portfolio turnover (%)	23	13	25	37	39	18

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	15

CLASS R4 SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$15.01	$15.73	$14.60	$14.69	$14.54	$14.58
Net investment income[2,3]	0.36	0.21	0.10	0.07	0.27	0.15
Net realized and unrealized gain (loss) on investments	(0.22)	(0.64)	1.16	0.35	0.18	0.01
Total from investment operations	0.14	(0.43)	1.26	0.42	0.45	0.16
Less distributions
From net investment income	(0.36)	(0.27)	(0.05)	(0.29)	(0.20)	(0.13)
From net realized gain	(0.10)	(0.02)	(0.08)	(0.22)	(0.10)	(0.07)
Total distributions	(0.46)	(0.29)	(0.13)	(0.51)	(0.30)	(0.20)
Net asset value, end of period	$14.69	$15.01	$15.73	$14.60	$14.69	$14.54
Total return (%)[4]	0.96[5]	(2.78)	8.70	2.91	3.22	1.10
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]	$1
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	0.88[8]	0.84	0.83	0.81	0.73	0.67
Expenses including reductions[7]	0.60[8]	0.56	0.51	0.50	0.50	0.44
Net investment income[3]	2.58[8]	1.41	0.68	0.45	1.76	1.05
Portfolio turnover (%)	23	13	25	37	39	18

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[8]	Annualized.
16	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$15.02	$15.74	$14.60	$14.69	$14.54	$14.58
Net investment income[2,3]	0.38	0.27	0.13	0.14	0.32	0.18
Net realized and unrealized gain (loss) on investments	(0.22)	(0.66)	1.18	0.32	0.16	0.02
Total from investment operations	0.16	(0.39)	1.31	0.46	0.48	0.20
Less distributions
From net investment income	(0.40)	(0.31)	(0.09)	(0.33)	(0.23)	(0.17)
From net realized gain	(0.10)	(0.02)	(0.08)	(0.22)	(0.10)	(0.07)
Total distributions	(0.50)	(0.33)	(0.17)	(0.55)	(0.33)	(0.24)
Net asset value, end of period	$14.68	$15.02	$15.74	$14.60	$14.69	$14.54
Total return (%)[4]	1.09[5]	(2.55)	9.02	3.15	3.49	1.34
Ratios and supplemental data
Net assets, end of period (in millions)	$27	$27	$21	$22	$26	$18
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	0.53[7]	0.49	0.48	0.46	0.37	0.32
Expenses including reductions[6]	0.34[7]	0.31	0.26	0.25	0.24	0.20
Net investment income[3]	2.91[7]	1.74	0.88	1.01	2.23	1.26
Portfolio turnover (%)	23	13	25	37	39	18

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	17

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Alternative Asset Allocation Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.
The fund operates as a “fund of funds", investing in affiliated underlying funds of the Trust, other series of the Trust, other funds in John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. ETFs held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
18	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of February 28, 2023, all investments are categorized as Level 1 under the hierarchy described above.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the SEC as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation
SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	19

from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2023, the fund loaned securities valued at $5,540,036 and received $5,656,566 of cash collateral.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2023 were $2,438.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2022, the fund has a short-term capital loss carryforward of $11,944,831 and a long-term capital loss carryforward of $25,467,091 available to offset future net realized capital gains. These carryforwards do not expire.
As of August 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
20	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to partnerships and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund pays the Advisor a management fee for its services to the fund. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets).
Management fees are determined in accordance with the following schedule:
	First $5.0 billion of average net assets	Excess over $5.0 billion of average net assets
Assets in a fund of the Trust or JHF III	0.100%	0.075%
Other assets	0.550%	0.525%
The Advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which “Other expenses” of the fund exceed 0.04% of the average net assets of the fund. “Other expenses” means all of the expenses of the fund, excluding: management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	21

The Advisor has contractually agreed to reduce its management fee by 0.05% of the fund’s average daily net assets up to $5 billion, and by 0.025% of the fund’s average daily net assets over $5 billion. The current expense limitation agreement expires on December 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive its management fee for the fund so that the aggregate advisory fee retained by the Advisor with respect to both the fund and its underlying investments (after payment of subadvisory fees) does not exceed 0.55% of the fund’s first $5 billion of average daily net assets and 0.525% of the fund’s average daily net assets in excess of $5 billion. This agreement expires on December 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$66,733
Class C	8,326
Class I	531,517
Class R2	894
Class	Expense reduction
Class R4	$109
Class R6	24,703
Total	$632,282

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2023, were equivalent to a net annual effective rate of 0.27% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2023, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $60 for Class R4 shares for the six months ended February 28, 2023.
22	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $49,150 for the six months ended February 28, 2023. Of this amount, $7,930 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $41,220 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2023, CDSCs received by the Distributor amounted to $244 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$109,751	$40,954
Class C	45,803	5,115
Class I	—	325,810
Class R2	2,473	44
Class R4	211	5
Class R6	—	1,215
Total	$158,238	$373,143
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	23

Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2023 and for the year ended August 31, 2022 were as follows:
	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	375,165	$5,532,818	1,244,419	$18,972,407
Distributions reinvested	146,858	2,122,095	72,236	1,116,043
Repurchased	(642,992)	(9,483,407)	(763,300)	(11,698,023)
Net increase (decrease)	(120,969)	$(1,828,494)	553,355	$8,390,427
Class C shares
Sold	39,730	$586,986	295,681	$4,503,368
Distributions reinvested	13,666	198,423	9,254	143,625
Repurchased	(184,710)	(2,728,658)	(686,749)	(10,496,959)
Net decrease	(131,314)	$(1,943,249)	(381,814)	$(5,849,966)
Class I shares
Sold	14,873,334	$220,486,510	18,592,993	$283,634,391
Distributions reinvested	1,377,863	19,910,119	487,798	7,536,474
Repurchased	(10,082,709)	(148,849,284)	(7,602,455)	(116,191,625)
Net increase	6,168,488	$91,547,345	11,478,336	$174,979,240
Class R2 shares
Sold	4,078	$60,135	13,996	$213,182
Distributions reinvested	1,667	24,067	882	13,616
Repurchased	(6,484)	(95,568)	(8,996)	(137,741)
Net increase (decrease)	(739)	$(11,366)	5,882	$89,057
Class R4 shares
Sold	497	$7,363	5,136	$78,964
Distributions reinvested	257	3,724	88	1,361
Repurchased	(1)	(19)	(453)	(6,966)
Net increase	753	$11,068	4,771	$73,359
Class R6 shares
Sold	369,101	$5,460,906	1,007,464	$15,367,183
Distributions reinvested	63,992	924,684	28,746	444,124
Repurchased	(407,628)	(6,026,429)	(567,668)	(8,655,241)
Net increase	25,465	$359,161	468,542	$7,156,066
Total net increase	5,941,684	$88,134,465	12,129,072	$184,838,183
Affiliates of the fund owned 1% of shares of Class R6 on February 28, 2023.
24	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT

Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $227,223,388 and $156,835,070, respectively, for the six months ended February 28, 2023.
Note 7—Investment in affiliated underlying funds
The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund’s investment may represent a significant portion of each affiliated underlying funds’ net assets. At February 28, 2023, the fund held 5% or more of the net assets of the affiliated underlying funds shown below:
Fund	Underlying fund’s net assets
John Hancock Funds II Multi-Asset Absolute Return Fund	19.6%
John Hancock Funds Seaport Long/Short Fund	9.7%
John Hancock Funds Diversified Macro Fund	5.5%
Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Absolute Return Currency	—	$48,348,931	—	$(49,137,942)	$292,463	$496,548	—	—	—
Diversified Macro	6,060,351	50,223,383	$24,716,215	(11,836,179)	(267,834)	(5,322,858)	$5,945,325	—	$57,512,727
Infrastructure	2,648,306	30,221,348	9,485,395	(5,670,373)	(287,764)	(300,496)	336,082	—	33,448,110
John Hancock Collateral Trust*	2,997,361	15,756,778	121,130,257	(106,934,933)	(6,028)	14,052	435,231	—	29,960,126
Multi-Asset Absolute Return	9,642,423	83,590,963	18,301,142	(7,092,550)	(409,829)	(1,822,463)	3,272,596	—	92,567,263
Seaport Long/Short	7,135,071	71,052,319	15,298,846	(6,689,934)	(892,281)	358,985	2,596,800	—	79,127,935
Strategic Income Opportunities	5,566,172	48,139,779	11,150,686	(4,796,636)	(734,173)	(46,096)	1,160,203	—	53,713,560
					$(2,305,446)	$(6,622,328)	$13,746,237	—	$346,329,721

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 8—Transactions in securities of affiliated issuers
Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the six months ended February 28, 2023, is set forth below:
SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	25

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Credit Suisse Managed Futures Strategy Fund	4,546,777	$34,982,689	$28,368,425	$(10,469,670)	$1,278,455	$(9,465,081)	$1,742,687	$5,527,957	$44,694,818
Invesco DB Gold Fund	—	16,837,070	9,953,049	(28,479,403)	1,864,775	(175,491)	172,829	—	—
Invesco DB Precious Metals Fund	459,801	—	21,569,173	—	—	(50,486)	—	—	21,518,687
IQ Merger Arbitrage ETF*	895,773	25,224,517	5,624,909	(2,417,362)	(134,560)	(286,682)	—	—	28,010,822
The Arbitrage Fund, Class I*	5,039,305	52,083,600	20,309,716	(6,256,374)	(334,460)	(1,752,911)	679,438	1,789,815	64,049,571
					$2,674,210	$(11,730,651)	$2,594,954	$7,317,772	$158,273,898

*	The security was not an affiliate at the beginning of the period.
26	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT

SPECIAL SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Friday, September 9, 2022. The following proposals were considered by the shareholders:
Proposal 1:  To elect eight Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON September 9, 2022.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	4,554,825,588.937	109,369,198.953
Noni L. Ellison	4,545,310,789.674	118,883,998.216
Dean C. Garfield	4,542,518,756.422	121,676,031.468
Patricia Lizarraga	4,547,597,042.403	116,597,745.487
Frances G. Rathke	4,553,474,902.143	110,719,885.747

Non-Independent Trustees
Andrew G. Arnott	4,548,263,383.010	115,931,404.880
Marianne Harrison	4,552,282,391.834	111,912,396.056
Paul Lorentz	4,546,227,532.263	117,967,255.627
Proposal 2: To approve an amendment to the Declaration of Trust revising merger approval requirements.
THE PROPOSAL PASSED ON September 9, 2022.
	Shares voted	% Of shares voted	% Of outstanding shares
For	4,061,202,897.967	87.072%	64.635%
Against	75,620,339.593	1.622%	1.203%
Abstain/Withheld	92,916,059.460	1.992%	1.478%
Broker Non-Vote	434,455,490.870	9.314%	6.914%
SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	27

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Nathan W. Thooft, CFA
Christopher Walsh, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
28	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
Johh Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Alternative Asset Allocation Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2780005	345SA 2/23
4/2023

Semiannual report
John Hancock
Emerging Markets Debt Fund
Fixed income
February 28, 2023

A message to shareholders
Dear shareholder,
The bond market declined during the six months ended February 28, 2023. Investors remained focused on elevated inflation rates around the globe and the efforts of central banks to combat these inflationary pressures by aggressively raising short-term interest rates. While inflation began to ease during the period, many central banks—including the U.S. Federal Reserve—continued their rate hikes or at least signaled that more were on the way. The unexpected collapse of two regional banks just after period end added more volatility in the market.
Despite concerns that the central bank actions would lead to a global recession, bond yields generally rose during the period, leading to declining bond prices. Short-term bond yields increased the most, reflecting the central bank rate hikes. Asia-Pacific bond markets held up the best, while European markets declined the most. From a sector perspective, high-yield corporate bonds largely posted gains for the period, while government securities lagged.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Emerging Markets Debt Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
18	Financial statements
22	Financial highlights
28	Notes to financial statements
38	Special shareholder meeting
39	More information
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks total return with an emphasis on current income as well as capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2023 (%)

The J.P. Morgan EMBI Global Index tracks the total return for traded foreign currency-denominated debt instruments in emerging markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 2/28/2023 (% of net assets)

*Quasi-sovereign bonds are issued by other entities backed with sovereign guarantee where costs are borne by the entity and not the government.
QUALITY COMPOSITION AS OF 2/28/2023 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-23 and do not reflect subsequent downgrades or upgrades, if any.
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	3

TOP 10 ISSUERS AS OF 2/28/2023 (% of net assets)
Petroleos Mexicanos	4.4
Pertamina Persero PT	4.0
Kingdom of Saudi Arabia	3.9
Republic of Turkey	3.7
Arab Republic of Egypt	2.6
Sultanate of Oman	2.6
Petrobras Global Finance BV	2.5
Republic of Argentina	2.3
Federative Republic of Brazil	2.1
Government of Dominican Republic	2.1
TOTAL	30.2
Cash and cash equivalents are not included.

TOP 10 COUNTRIES AS OF 2/28/2023 (% of net assets)
Mexico	12.2
Brazil	7.0
Indonesia	5.8
Turkey	4.5
Peru	4.0
Saudi Arabia	3.9
Luxembourg	3.5
Dominican Republic	3.3
Netherlands	3.3
Argentina	3.3
TOTAL	50.8
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2022, with the same investment held until February 28, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2022, with the same investment held until February 28, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2022	Ending value on 2-28-2023	Expenses paid during period ended 2-28-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,027.30	$5.98	1.19%
	Hypothetical example	1,000.00	1,018.90	5.96	1.19%
Class C	Actual expenses/actual returns	1,000.00	1,023.60	9.48	1.89%
	Hypothetical example	1,000.00	1,015.40	9.44	1.89%
Class I	Actual expenses/actual returns	1,000.00	1,030.00	4.48	0.89%
	Hypothetical example	1,000.00	1,020.40	4.46	0.89%
Class R2	Actual expenses/actual returns	1,000.00	1,029.40	5.23	1.04%
	Hypothetical example	1,000.00	1,019.60	5.21	1.04%
Class R6	Actual expenses/actual returns	1,000.00	1,029.20	3.97	0.79%
	Hypothetical example	1,000.00	1,020.90	3.96	0.79%
Class NAV	Actual expenses/actual returns	1,000.00	1,030.70	3.93	0.78%
	Hypothetical example	1,000.00	1,020.90	3.91	0.78%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
6	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-28-23 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 41.7%					$376,756,228
(Cost $493,478,821)
Angola 0.3%					2,520,000
Republic of Angola
Bond (A)	9.125	11-26-49		3,000,000	2,520,000
Argentina 3.0%					26,871,657
Provincia de Buenos Aires
Bond (5.250% to 9-1-23, then 6.375% to 9-1-24, then 6.625% thereafter) (A)	5.250	09-01-37		10,689,333	4,088,670
Provincia de Rio Negro
Bond (6.625% to 9-10-23, then 6.875% thereafter) (A)	6.625	03-10-28		2,462,111	1,478,273
Republic of Argentina
Bond (0.500% to 7-9-23, then 0.750% to 7-9-27, then 1.750% thereafter)	0.500	07-09-30		9,390,259	3,040,588
Bond (1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.375% to 7-9-28, then 5.000% thereafter)	1.500	07-09-46		4,300,000	1,245,274
Bond (1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter)	1.500	07-09-35		27,207,840	7,735,139
Bond (3.875% to 7-9-23, then 4.250% to 7-9-24, then 5.000% thereafter)	3.875	01-09-38		26,540,579	9,283,713
Armenia 0.3%					3,072,560
Republic of Armenia
Bond (A)	3.600	02-02-31		4,000,000	3,072,560
Bahrain 2.0%					17,731,069
Kingdom of Bahrain
Bond (A)	5.250	01-25-33		6,000,000	5,235,000
Bond (A)	7.000	10-12-28		3,450,000	3,535,069
Bond (A)	7.375	05-14-30		8,700,000	8,961,000
Brazil 2.1%					19,348,701
Federative Republic of Brazil
Bond	5.625	01-07-41		4,300,000	3,690,787
Note	10.000	01-01-27	BRL	88,000,000	15,657,914
Colombia 1.3%					12,129,530
Republic of Colombia
Bond	3.125	04-15-31		7,770,000	5,627,925
Bond	5.000	06-15-45		6,900,000	4,519,049
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	7

	Rate (%)	Maturity date	Par value^	Value
Colombia (continued)
Bond	5.200	05-15-49	3,000,000	$1,982,556
Dominican Republic 2.1%				19,244,213
Government of Dominican Republic
Bond (A)	5.300	01-21-41	5,000,000	3,910,788
Bond (A)	5.875	01-30-60	5,350,000	4,009,792
Bond	5.875	01-30-60	1,500,000	1,123,945
Bond (A)	5.950	01-25-27	1,500,000	1,470,000
Bond	5.950	01-25-27	900,000	882,000
Bond	6.850	01-27-45	5,800,000	5,166,389
Bond (A)	6.875	01-29-26	2,650,000	2,681,299
Egypt 2.6%				23,391,176
Arab Republic of Egypt
Bond (A)	3.875	02-16-26	5,000,000	4,008,190
Bond (A)	5.875	06-11-25	3,000,000	2,672,898
Bond (A)	7.500	01-31-27	3,700,000	3,174,840
Bond (A)	7.903	02-21-48	9,200,000	5,543,000
Bond	7.903	02-21-48	2,000,000	1,205,000
Bond	8.500	01-31-47	4,600,000	2,933,880
Bond (A)	8.875	05-29-50	6,000,000	3,853,368
El Salvador 0.3%				2,510,242
Republic of El Salvador
Bond	9.500	07-15-52	5,000,000	2,510,242
Georgia 0.1%				906,629
Republic of Georgia
Bond (A)	2.750	04-22-26	1,000,000	906,629
Ghana 0.5%				4,850,131
Republic of Ghana
Bond	7.625	05-16-29	3,275,000	1,219,938
Bond (A)	7.875	02-11-35	1,200,000	440,856
Bond	8.125	01-18-26	3,150,000	1,267,875
Bond	8.950	03-26-51	5,300,000	1,921,462
Honduras 0.1%				915,431
Republic of Honduras
Bond (A)	6.250	01-19-27	1,050,000	915,431
Hungary 0.3%				2,842,448
Republic of Hungary
Bond (A)	6.125	05-22-28	2,800,000	2,842,448
Indonesia 1.0%				8,986,506
Republic of Indonesia
Bond (A)	4.750	01-08-26	6,350,000	6,275,664
Bond	6.625	02-17-37	2,421,000	2,710,842
8	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Iraq 0.6%					$5,776,244
Republic of Iraq
Bond	5.800	01-15-28		6,298,750	5,776,244
Ivory Coast 0.7%					6,738,345
Republic of Ivory Coast
Bond (A)	4.875	01-30-32	EUR	8,350,000	6,738,345
Kenya 0.5%					4,948,326
Republic of Kenya
Bond (A)	8.000	05-22-32		3,000,000	2,556,960
Bond (A)	8.250	02-28-48		3,100,000	2,391,366
Mexico 1.0%					8,808,463
Government of Mexico
Bond	4.600	01-23-46		11,000,000	8,808,463
Morocco 0.5%					4,155,801
Kingdom of Morocco
Bond (A)	4.000	12-15-50		6,500,000	4,155,801
Namibia 0.4%					3,204,748
Republic of Namibia
Bond (A)	5.250	10-29-25		3,400,000	3,204,748
Nigeria 1.9%					16,963,374
Federal Republic of Nigeria
Bond	7.625	11-28-47		2,550,000	1,705,005
Bond (A)	7.696	02-23-38		2,600,000	1,812,888
Bond (A)	7.875	02-16-32		2,000,000	1,537,290
Bond	7.875	02-16-32		4,500,000	3,458,903
Bond (A)	8.375	03-24-29		5,500,000	4,620,000
Bond	9.248	01-21-49		5,000,000	3,829,288
Oman 2.6%					23,055,640
Sultanate of Oman
Bond	5.625	01-17-28		6,000,000	5,892,678
Bond	6.750	01-17-48		11,500,000	11,002,562
Bond (A)	7.000	01-25-51		6,250,000	6,160,400
Panama 0.5%					4,364,234
Republic of Panama
Bond	6.700	01-26-36		3,050,000	3,216,455
Bond	8.875	09-30-27		1,000,000	1,147,779
Peru 0.2%					2,124,016
Republic of Peru
Bond	3.550	03-10-51		3,000,000	2,124,016
Philippines 1.3%					11,565,103
Republic of the Philippines
Bond	3.950	01-20-40		8,600,000	7,224,000
Bond	5.170	10-13-27		4,300,000	4,341,103
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	9

	Rate (%)	Maturity date	Par value^	Value
Qatar 2.0%				$17,768,432
State of Qatar
Bond	4.500	04-23-28	4,100,000	4,073,728
Bond (A)	4.817	03-14-49	10,000,000	9,500,000
Bond (A)	5.103	04-23-48	4,250,000	4,194,704
Saudi Arabia 3.9%				35,438,992
Kingdom of Saudi Arabia
Bond (A)	2.250	02-02-33	7,760,000	6,159,500
Bond (A)	5.000	01-18-53	12,600,000	11,497,500
Bond (A)	5.250	01-16-50	18,650,000	17,781,992
Senegal 0.3%				2,569,245
Republic of Senegal
Bond (A)(B)	6.250	05-23-33	1,600,000	1,326,062
Bond	6.250	05-23-33	1,500,000	1,243,183
Serbia 0.1%				959,829
Republic of Serbia
Bond (A)	2.125	12-01-30	1,300,000	959,829
South Africa 1.7%				15,050,360
Republic of South Africa
Bond	4.300	10-12-28	3,300,000	2,925,819
Bond	5.875	04-20-32	8,000,000	7,131,047
Bond	7.300	04-20-52	5,800,000	4,993,494
South Korea 1.6%				14,274,116
Korea Development Bank
Bond	4.250	09-08-32	10,650,000	10,207,791
Korea Electric Power Corp.
Bond (A)	5.500	04-06-28	4,000,000	4,066,325
Sri Lanka 0.3%				2,710,614
Republic of Sri Lanka
Bond	6.750	04-18-28	7,500,000	2,710,614
Turkey 4.5%				40,316,360
Istanbul Metropolitan Municipality
Bond (A)(B)	6.375	12-09-25	8,150,000	7,230,017
Republic of Turkey
Bond	4.250	04-14-26	9,000,000	7,826,940
Bond	5.875	06-26-31	10,000,000	7,933,800
Bond	5.950	01-15-31	5,000,000	4,043,750
Bond	6.000	01-14-41	18,650,000	13,281,853
Ukraine 0.5%				4,805,025
Republic of Ukraine
Bond (A)	7.253	03-15-35	22,800,000	3,853,200
GDP-Linked Bond (C)*	(0.304)	08-01-41	3,500,000	951,825
10	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Uzbekistan 0.6%				$5,838,668
Republic of Uzbekistan
Bond (A)	3.700	11-25-30	2,700,000	2,170,908

Bond (A)	5.375	02-20-29	4,000,000	3,667,760
Corporate bonds 52.2%				$471,214,451
(Cost $580,631,887)
Argentina 0.3%				2,650,099
Telecom Argentina SA (A)	8.000	07-18-26	2,830,000	2,650,099
Austria 1.1%				9,492,834
Klabin Austria GmbH (A)	4.875	09-19-27	5,800,000	5,612,834
Klabin Austria GmbH (A)	7.000	04-03-49	4,000,000	3,880,000
Brazil 4.9%				44,447,273
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30	6,900,000	5,577,745
Globo Comunicacao e Participacoes SA (A)	5.500	01-14-32	3,000,000	2,448,725
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31	5,797,510	4,754,448
Odebrecht Holdco Finance, Ltd. (A)(D)	20.862	09-10-58	1,671,394	1,805
Odebrecht Holdco Finance, Ltd. (D)	20.862	09-10-58	1,396,835	1,509
Odebrecht Offshore Drilling Finance, Ltd. (0.000% Cash and 7.720% PIK) (A)	7.720	12-01-26	2,211,182	464,348
Odebrecht Oil & Gas Finance, Ltd., Zero Coupon (A)(E)	0.000	03-31-23	253,378	95
OEC Finance, Ltd. (0.343% Cash or 7.360% PIK)	7.360	12-27-33	1,327,321	39,820
OEC Finance, Ltd. (7.500% Cash or 10.500% PIK) (A)(E)	7.500	03-31-23	1,688,561	80,578
Petrobras Global Finance BV (B)	5.093	01-15-30	7,122,000	6,481,020
Petrobras Global Finance BV	5.600	01-03-31	7,600,000	6,971,956
Petrobras Global Finance BV	6.850	06-05-15	10,376,000	8,655,740
Vale Overseas, Ltd.	3.750	07-08-30	3,000,000	2,608,606
Vale Overseas, Ltd.	6.875	11-21-36	6,210,000	6,360,878
Chile 1.7%				15,094,124
Colbun SA	3.950	10-11-27	4,000,000	3,718,000
Corp. Nacional del Cobre de Chile (A)	5.125	02-02-33	4,800,000	4,661,347
Enel Americas SA	4.000	10-25-26	4,000,000	3,893,520
Sociedad Quimica y Minera de Chile SA (A)	4.250	05-07-29	3,000,000	2,821,257
China 0.7%				6,159,546
State Grid Overseas Investment 2014, Ltd.	4.850	05-07-44	6,235,000	6,159,546
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	11

	Rate (%)	Maturity date	Par value^	Value
Colombia 1.4%				$12,755,682
Ecopetrol SA	5.875	05-28-45	9,700,000	6,396,518
Empresas Publicas de Medellin ESP (A)	4.250	07-18-29	2,300,000	1,699,666
Grupo Energia Bogota SA ESP (A)	4.875	05-15-30	2,200,000	1,936,572
Promigas SA ESP (A)	3.750	10-16-29	3,500,000	2,722,926
Costa Rica 1.0%				8,838,900
Instituto Costarricense de Electricidad	6.375	05-15-43	10,980,000	8,838,900
Dominican Republic 1.2%				11,270,000
Aeropuertos Dominicanos Siglo XXI SA (A)	6.750	03-30-29	4,150,000	4,067,000
Aeropuertos Dominicanos Siglo XXI SA	6.750	03-30-29	7,350,000	7,203,000
Guatemala 0.9%				8,001,737
CT Trust (A)	5.125	02-03-32	5,600,000	4,424,000
Investment Energy Resources, Ltd. (A)	6.250	04-26-29	4,000,000	3,577,737
Hong Kong 0.4%				3,983,569
Sinochem Overseas Capital Company, Ltd.	6.300	11-12-40	4,000,000	3,983,569
India 2.3%				20,923,053
Adani Ports & Special Economic Zone, Ltd. (A)	3.100	02-02-31	4,500,000	2,931,177
Adani Ports & Special Economic Zone, Ltd. (A)	4.200	08-04-27	4,100,000	3,269,984
Adani Ports & Special Economic Zone, Ltd. (A)	4.375	07-03-29	3,500,000	2,675,719
Shriram Finance, Ltd. (A)	4.400	03-13-24	5,700,000	5,514,750
Vedanta Resources, Ltd. (A)	7.125	05-31-23	4,100,000	3,761,072
Vedanta Resources, Ltd.	7.125	05-31-23	3,020,000	2,770,351
Indonesia 4.8%				43,331,848
Cikarang Listrindo Tbk PT (A)	4.950	09-14-26	7,750,000	7,313,010
Pertamina Persero PT (A)	4.700	07-30-49	7,000,000	5,690,692
Pertamina Persero PT	6.000	05-03-42	8,200,000	7,922,871
Pertamina Persero PT (A)	6.000	05-03-42	14,300,000	13,816,714
Pertamina Persero PT (A)	6.450	05-30-44	8,500,000	8,588,561
Luxembourg 3.5%				31,137,165
Hidrovias International Finance SARL (A)	4.950	02-08-31	6,000,000	4,233,495
Kenbourne Invest SA (A)	4.700	01-22-28	3,881,000	2,680,909
Kenbourne Invest SA (A)	6.875	11-26-24	2,485,000	2,245,819
Millicom International Cellular SA (A)	4.500	04-27-31	758,000	612,085
Millicom International Cellular SA (A)	5.125	01-15-28	5,220,000	4,595,027
Petrorio Luxembourg Trading Sarl (A)	6.125	06-09-26	8,750,000	8,266,125
12	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Luxembourg (continued)
Rede D’or Finance Sarl (A)	4.500	01-22-30	4,265,000	3,612,455
Simpar Europe SA (A)	5.200	01-26-31	7,000,000	4,891,250
Mauritius 1.5%				$13,351,810
HTA Group, Ltd. (A)	7.000	12-18-25	4,900,000	4,647,650
MTN Mauritius Investments, Ltd. (A)	4.755	11-11-24	5,950,000	5,740,127
MTN Mauritius Investments, Ltd.	6.500	10-13-26	3,000,000	2,964,033
Mexico 11.2%				101,103,793
Alpek SAB de CV (A)	4.250	09-18-29	2,000,000	1,785,000
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (A)(E)	7.500	06-27-29	2,200,000	2,062,500
Braskem Idesa SAPI (A)	6.990	02-20-32	4,790,000	3,334,798
Cemex SAB de CV (A)	3.875	07-11-31	7,750,000	6,238,750
Credito Real SAB de CV (E)(F)	9.125	11-29-27	3,500,000	87,500
Credito Real SAB de CV (A)(F)	9.500	02-07-26	11,760,000	968,428
Cydsa SAB de CV (A)	6.250	10-04-27	7,600,000	7,106,000
Cydsa SAB de CV	6.250	10-04-27	943,000	881,705
Industrias Penoles SAB de CV (A)	5.650	09-12-49	5,600,000	5,085,007
Infraestructura Energetica Nova SAPI de CV (A)	4.750	01-15-51	5,700,000	4,266,507
Infraestructura Energetica Nova SAPI de CV (A)	4.875	01-14-48	2,800,000	2,114,925
Metalsa SA de CV (A)	3.750	05-04-31	3,500,000	2,693,234
Mexico City Airport Trust	3.875	04-30-28	6,000,000	5,397,000
Mexico City Airport Trust (A)	5.500	10-31-46	7,100,000	5,239,507
Mexico City Airport Trust (A)	5.500	07-31-47	6,900,000	5,118,351
Mexico City Airport Trust	5.500	07-31-47	4,000,000	2,967,160
Petroleos Mexicanos	6.625	06-15-35	10,880,000	7,987,710
Petroleos Mexicanos	7.690	01-23-50	38,000,000	26,812,461
Petroleos Mexicanos (A)	10.000	02-07-33	5,000,000	4,817,000
Trust Fibra Uno (A)	6.950	01-30-44	6,600,000	5,709,000
Unifin Financiera SAB de CV (A)(F)	8.375	01-27-28	11,500,000	431,250
Mongolia 0.4%				3,606,000
Mongolian Mining Corp. Resources LLC (A)	9.250	04-15-24	4,000,000	3,606,000
Netherlands 3.3%				29,633,460
Braskem Netherlands Finance BV (A)	4.500	01-10-28	11,150,000	10,048,938
Metinvest BV	7.750	10-17-29	6,500,000	3,185,000
Prosus NV (A)	4.027	08-03-50	8,870,000	5,610,168
VEON Holdings BV (A)(B)	4.950	06-16-24	4,350,000	3,871,500
VEON Holdings BV (A)	7.250	12-26-23	1,800,000	1,728,000
VEON Holdings BV	7.250	12-26-23	5,392,000	5,189,854
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	13

	Rate (%)	Maturity date	Par value^	Value
Panama 0.8%				$7,561,439
AES Panama Generation Holdings SRL (A)	4.375	05-31-30	3,500,000	3,059,000
Banco General SA (A)	4.125	08-07-27	4,750,000	4,502,439
Paraguay 0.3%				2,259,163
Telefonica Celular del Paraguay SA (A)	5.875	04-15-27	2,500,000	2,259,163
Peru 3.8%				34,227,211
Atlantica Transmision Sur SA (A)	6.875	04-30-43	5,881,250	5,425,453
Banco BBVA Peru SA (5.250% to 9-22-24, then 5 Year CMT + 2.750%) (A)	5.250	09-22-29	2,300,000	2,225,618
Cia de Minas Buenaventura SAA (A)	5.500	07-23-26	4,000,000	3,372,000
Consorcio Transmantaro SA (A)	5.200	04-11-38	5,000,000	4,457,500
InRetail Consumer (A)	3.250	03-22-28	6,000,000	5,108,400
Kallpa Generacion SA (A)	4.875	05-24-26	2,890,000	2,758,794
Petroleos del Peru SA (A)	5.625	06-19-47	9,180,000	6,101,946
Volcan Cia Minera SAA (A)	4.375	02-11-26	6,000,000	4,777,500
Singapore 1.9%				17,589,986
LLPL Capital Pte, Ltd. (A)	6.875	02-04-39	5,954,428	5,421,892
Medco Bell Pte, Ltd. (A)	6.375	01-30-27	6,800,000	6,230,824
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26	6,100,000	5,937,270
Thailand 0.9%				7,884,665
GC Treasury Center Company, Ltd. (A)	5.200	03-30-52	3,000,000	2,452,164
PTTEP Canada International Finance, Ltd. (A)(B)	6.350	06-12-42	2,600,000	2,682,647
Thaioil Treasury Center Company, Ltd. (A)	3.750	06-18-50	2,000,000	1,264,025
Thaioil Treasury Center Company, Ltd. (A)	5.375	11-20-48	1,800,000	1,485,829
Togo 0.4%				3,887,248
Banque Ouest Africaine de Developpement (A)	5.000	07-27-27	4,200,000	3,887,248
United Kingdom 1.7%				15,366,180
IHS Holding, Ltd. (A)	6.250	11-29-28	5,800,000	4,741,500
Liquid Telecommunications Financing PLC (A)	5.500	09-04-26	6,000,000	4,189,680
MARB BondCo PLC (A)	3.950	01-29-31	9,000,000	6,435,000
United States 1.8%				16,657,666
ATP Tower Holdings LLC (A)	4.050	04-27-26	2,000,000	1,758,023
JBS USA LUX SA (A)	3.625	01-15-32	5,000,000	4,005,100
Kosmos Energy, Ltd. (A)	7.750	05-01-27	3,200,000	2,807,168
Sasol Financing USA LLC	5.500	03-18-31	9,700,000	8,087,375

14	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Common stocks 0.1%		$561,233
(Cost $5,909,631)
Canada 0.1%		561,233
Frontera Energy Corp. (C)	62,290	561,233

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 4.2%				$37,817,700
(Cost $37,817,394)
U.S. Government Agency 3.9%				35,544,000
Federal Agricultural Mortgage Corp. Discount Note	4.400	03-01-23	11,275,000	11,275,000
Federal Home Loan Bank Discount Note	4.400	03-01-23	16,320,000	16,320,000
Federal Home Loan Mortgage Corp. Discount Note	4.300	03-01-23	7,949,000	7,949,000

	Yield (%)	Shares	Value
Short-term funds 0.3%			2,273,700
John Hancock Collateral Trust (G)	4.5832(H)	227,472	2,273,700

Total investments (Cost $1,117,837,733) 98.2%	$886,349,612
Other assets and liabilities, net 1.8%	16,696,176
Total net assets 100.0%	$903,045,788

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $502,830,219 or 55.7% of the fund’s net assets as of 2-28-23.
(B)	All or a portion of this security is on loan as of 2-28-23.
(C)	Non-income producing security.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Non-income producing - Issuer is in default.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(H)	The rate shown is the annualized seven-day yield as of 2-28-23.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	15

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
16	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	4,550,000	CLP	3,612,472,500	GSI	3/22/2023	$197,555	—
USD	4,550,000	COP	22,386,000,000	RBCD	3/22/2023	—	$(37,384)
USD	4,654,052	EUR	4,350,000	JPM	5/17/2023	32,341	—
USD	4,550,000	HUF	1,698,811,205	TD	5/17/2023	—	(85,772)
USD	4,550,000	KRW	5,903,170,000	CITI	3/21/2023	80,858	—
USD	4,550,000	ZAR	82,989,748	MSI	5/17/2023	60,280	—
						$371,034	$(123,156)

Derivatives Currency Abbreviations
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
HUF	Hungarian Forint
KRW	Korean Won
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
RBCD	RBC Dominion Securities, Inc.
TD	The Toronto-Dominion Bank
At 2-28-23, the aggregate cost of investments for federal income tax purposes was $1,122,891,492. Net unrealized depreciation aggregated to $236,294,002, of which $2,270,243 related to gross unrealized appreciation and $238,564,245 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	17

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,115,564,339) including $2,263,511 of securities loaned	$884,075,912
Affiliated investments, at value (Cost $2,273,394)	2,273,700
Total investments, at value (Cost $1,117,837,733)	886,349,612
Unrealized appreciation on forward foreign currency contracts	371,034
Cash	5,725,348
Collateral held at broker for futures contracts	2,851
Interest receivable	13,737,198
Receivable for fund shares sold	73,342
Receivable for securities lending income	6,567
Other assets	109,758
Total assets	906,375,710
Liabilities
Unrealized depreciation on forward foreign currency contracts	123,156
Distributions payable	53,943
Payable for fund shares repurchased	627,764
Payable upon return of securities loaned	2,311,908
Payable to affiliates
Investment management fees	1,400
Accounting and legal services fees	77,913
Transfer agent fees	1,972
Trustees’ fees	416
Other liabilities and accrued expenses	131,450
Total liabilities	3,329,922
Net assets	$903,045,788
Net assets consist of
Paid-in capital	$1,193,616,466
Total distributable earnings (loss)	(290,570,678)
Net assets	$903,045,788

18	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 2-28-23 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,541,410 ÷ 213,044 shares)[1]	$7.24
Class C ($306,419 ÷ 42,372 shares)[1]	$7.23
Class I ($20,669,104 ÷ 2,851,482 shares)	$7.25
Class R2 ($36,814 ÷ 5,087 shares)	$7.24
Class R6 ($1,461,982 ÷ 201,886 shares)	$7.24
Class NAV ($879,030,059 ÷ 121,446,875 shares)	$7.24
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$7.54

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	19

STATEMENT OF OPERATIONS For the six months ended 2-28-23 (unaudited)

Investment income
Interest	$30,863,830
Securities lending	55,557
Total investment income	30,919,387
Expenses
Investment management fees	3,132,988
Distribution and service fees	4,408
Accounting and legal services fees	86,089
Transfer agent fees	12,739
Trustees’ fees	11,219
Custodian fees	103,810
State registration fees	55,922
Printing and postage	10,974
Professional fees	83,327
Other	22,550
Total expenses	3,524,026
Less expense reductions	(31,686)
Net expenses	3,492,340
Net investment income	27,427,047
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(5,230,816)
Affiliated investments	(5,066)
Forward foreign currency contracts	93,773
(5,142,109)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	4,723,927
Affiliated investments	3,640
Forward foreign currency contracts	212,107
4,939,674
Net realized and unrealized loss	(202,435)
Increase in net assets from operations	$27,224,612
20	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22
Increase (decrease) in net assets
From operations
Net investment income	$27,427,047	$56,619,608
Net realized loss	(5,142,109)	(11,417,710)
Change in net unrealized appreciation (depreciation)	4,939,674	(273,093,033)
Increase (decrease) in net assets resulting from operations	27,224,612	(227,891,135)
Distributions to shareholders
From earnings
Class A	(53,271)	(93,335)
Class C	(7,201)	(13,814)
Class I	(597,535)	(978,473)
Class R2	(1,045)	(2,108)
Class R6	(56,321)	(107,991)
Class NAV	(26,322,198)	(54,239,103)
Total distributions	(27,037,571)	(55,434,824)
From fund share transactions	(31,063,350)	19,049,779
Total decrease	(30,876,309)	(264,276,180)
Net assets
Beginning of period	933,922,097	1,198,198,277
End of period	$903,045,788	$933,922,097
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	21

Financial highlights
CLASS A SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$7.24	$9.45	$9.21	$9.33	$8.86	$9.87
Net investment income[2]	0.20	0.41	0.37	0.41	0.43	0.41
Net realized and unrealized gain (loss) on investments	—[3]	(2.22)	0.23	(0.11)	0.48	(0.96)
Total from investment operations	0.20	(1.81)	0.60	0.30	0.91	(0.55)
Less distributions
From net investment income	(0.20)	(0.40)	(0.36)	(0.36)	(0.44)	(0.46)
From tax return of capital	—	—	—	(0.06)	—	—
Total distributions	(0.20)	(0.40)	(0.36)	(0.42)	(0.44)	(0.46)
Net asset value, end of period	$7.24	$7.24	$9.45	$9.21	$9.33	$8.86
Total return (%)[4,5]	2.73[6]	(19.55)	6.61	3.36	10.52	(5.75)
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$2	$3	$2	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20[7]	1.18	1.17	1.20	1.19	1.18
Expenses including reductions	1.19[7]	1.17	1.17	1.19	1.18	1.17
Net investment income	5.53[7]	4.87	4.01	4.54	4.78	4.34
Portfolio turnover (%)	5	9	18	24	7	23

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
22	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$7.24	$9.44	$9.20	$9.32	$8.85	$9.86
Net investment income[2]	0.18	0.35	0.31	0.35	0.37	0.35
Net realized and unrealized gain (loss) on investments	(0.02)	(2.21)	0.22	(0.12)	0.48	(0.96)
Total from investment operations	0.16	(1.86)	0.53	0.23	0.85	(0.61)
Less distributions
From net investment income	(0.17)	(0.34)	(0.29)	(0.30)	(0.38)	(0.40)
From tax return of capital	—	—	—	(0.05)	—	—
Total distributions	(0.17)	(0.34)	(0.29)	(0.35)	(0.38)	(0.40)
Net asset value, end of period	$7.23	$7.24	$9.44	$9.20	$9.32	$8.85
Total return (%)[3,4]	2.36[5]	(20.04)	5.87	2.65	9.76	(6.40)
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.90[7]	1.88	1.87	1.90	1.89	1.88
Expenses including reductions	1.89[7]	1.87	1.87	1.89	1.88	1.87
Net investment income	5.00[7]	4.17	3.32	3.85	4.09	3.68
Portfolio turnover (%)	5	9	18	24	7	23

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	23

CLASS I SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$7.25	$9.46	$9.22	$9.34	$8.86	$9.88
Net investment income[2]	0.21	0.43	0.41	0.44	0.46	0.44
Net realized and unrealized gain (loss) on investments	—[3]	(2.22)	0.21	(0.12)	0.49	(0.97)
Total from investment operations	0.21	(1.79)	0.62	0.32	0.95	(0.53)
Less distributions
From net investment income	(0.21)	(0.42)	(0.38)	(0.38)	(0.47)	(0.49)
From tax return of capital	—	—	—	(0.06)	—	—
Total distributions	(0.21)	(0.42)	(0.38)	(0.44)	(0.47)	(0.49)
Net asset value, end of period	$7.25	$7.25	$9.46	$9.22	$9.34	$8.86
Total return (%)[4]	3.00[5]	(19.30)	6.91	3.67	10.95	(5.56)
Ratios and supplemental data
Net assets, end of period (in millions)	$21	$19	$18	$14	$15	$14
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90[6]	0.88	0.87	0.90	0.90	0.89
Expenses including reductions	0.89[6]	0.87	0.87	0.89	0.89	0.88
Net investment income	5.96[6]	5.21	4.36	4.83	5.06	4.64
Portfolio turnover (%)	5	9	18	24	7	23

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
24	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$7.24	$9.45	$9.21	$9.32	$8.85	$9.87
Net investment income[2]	0.21	0.42	0.38	0.42	0.44	0.42
Net realized and unrealized gain (loss) on investments	—[3]	(2.22)	0.22	(0.11)	0.48	(0.97)
Total from investment operations	0.21	(1.80)	0.60	0.31	0.92	(0.55)
Less distributions
From net investment income	(0.21)	(0.41)	(0.36)	(0.36)	(0.45)	(0.47)
From tax return of capital	—	—	—	(0.06)	—	—
Total distributions	(0.21)	(0.41)	(0.36)	(0.42)	(0.45)	(0.47)
Net asset value, end of period	$7.24	$7.24	$9.45	$9.21	$9.32	$8.85
Total return (%)[4]	2.94[5]	(19.32)	6.52	3.49	10.62	(5.75)
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05[7]	1.02	1.15	1.18	1.12	1.08
Expenses including reductions	1.04[7]	1.01	1.15	1.17	1.11	1.07
Net investment income	5.90[7]	5.06	4.04	4.60	4.85	4.40
Portfolio turnover (%)	5	9	18	24	7	23

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	25

CLASS R6 SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$7.25	$9.44	$9.21	$9.33	$8.85	$9.87
Net investment income[2]	0.22	0.44	0.41	0.45	0.48	0.46
Net realized and unrealized gain (loss) on investments	(0.02)	(2.20)	0.21	(0.12)	0.47	(0.98)
Total from investment operations	0.20	(1.76)	0.62	0.33	0.95	(0.52)
Less distributions
From net investment income	(0.21)	(0.43)	(0.39)	(0.39)	(0.47)	(0.50)
From tax return of capital	—	—	—	(0.06)	—	—
Total distributions	(0.21)	(0.43)	(0.39)	(0.45)	(0.47)	(0.50)
Net asset value, end of period	$7.24	$7.25	$9.44	$9.21	$9.33	$8.85
Total return (%)[3]	2.92[4]	(19.04)	6.92	3.79	11.05	(5.48)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$2	$3	$4	$3	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80[5]	0.77	0.77	0.78	0.79	0.79
Expenses including reductions	0.79[5]	0.76	0.76	0.78	0.78	0.78
Net investment income	6.15[5]	5.28	4.44	4.96	5.22	4.83
Portfolio turnover (%)	5	9	18	24	7	23

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
26	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$7.24	$9.44	$9.21	$9.33	$8.85	$9.87
Net investment income[2]	0.22	0.44	0.42	0.45	0.47	0.45
Net realized and unrealized gain (loss) on investments	(0.01)	(2.21)	0.20	(0.11)	0.49	(0.97)
Total from investment operations	0.21	(1.77)	0.62	0.34	0.96	(0.52)
Less distributions
From net investment income	(0.21)	(0.43)	(0.39)	(0.40)	(0.48)	(0.50)
From tax return of capital	—	—	—	(0.06)	—	—
Total distributions	(0.21)	(0.43)	(0.39)	(0.46)	(0.48)	(0.50)
Net asset value, end of period	$7.24	$7.24	$9.44	$9.21	$9.33	$8.85
Total return (%)[3]	3.07[4]	(19.14)	6.93	3.80	11.10	(5.46)
Ratios and supplemental data
Net assets, end of period (in millions)	$879	$911	$1,175	$1,014	$1,069	$840
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79[5]	0.76	0.76	0.77	0.77	0.77
Expenses including reductions	0.78[5]	0.75	0.75	0.76	0.77	0.77
Net investment income	6.16[5]	5.31	4.49	4.97	5.21	4.79
Portfolio turnover (%)	5	9	18	24	7	23

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	27

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Emerging Markets Debt Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return with an emphasis on current income as well as capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
28	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2023, by major security category or type:
	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Foreign government obligations	$376,756,228	—	$376,756,228	—
Corporate bonds	471,214,451	—	471,214,451	—
Common stocks	561,233	$561,233	—	—
Short-term investments	37,817,700	2,273,700	35,544,000	—
Total investments in securities	$886,349,612	$2,834,933	$883,514,679	—
Derivatives:
Assets
Forward foreign currency contracts	$371,034	—	$371,034	—
Liabilities
Forward foreign currency contracts	(123,156)	—	(123,156)	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	29

Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2023, the fund loaned securities valued at $2,263,511 and received $2,311,908 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund
30	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT

based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2023 were $2,915.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2022, the fund has a short-term capital loss carryforward of $7,413,539 and a long-term capital loss carryforward of $42,470,811 available to offset future net realized capital gains. These carryforwards do not expire.
As of August 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions and amortization and accretion of debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	31

underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended February 28, 2023, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging up to $27.4 million, as measured at each quarter end.
32	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT

Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 28, 2023 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$371,034	$(123,156)
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2023:
Statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts
Currency	$93,773
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2023:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts
Currency	$212,107
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.725% of the first $250 million of the fund’s average daily net assets; (b) 0.700% of the next $500 million of the fund’s average daily net assets, and (c) 0.675% of the fund’s average daily net assets in excess of $750 million. The Advisor has a
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	33

subadvisory agreement with Manulife Investment Management (US) LLC (Subadvisor), an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.78% of average net assets. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expires on December 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$67
Class C	10
Class I	716
Class R2	2
Class	Expense reduction
Class R6	$66
Class NAV	30,825
Total	$31,686

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2023, were equivalent to a net annual effective rate of 0.70% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
34	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT

Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $246 for the six months ended February 28, 2023. Of this amount, $30 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $216 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2023, there were no CDSCs received by the Distributor for Class A or Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$2,908	$1,087
Class C	1,454	163
Class I	—	11,404
Class R2	46	2
Class R6	—	83
Total	$4,408	$12,739
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	35

Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2023 and for the year ended August 31, 2022 were as follows:
	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,081,766	$7,847,348	411,743	$3,459,249
Distributions reinvested	7,312	52,021	11,196	91,480
Repurchased	(1,094,656)	(8,030,482)	(450,053)	(3,773,456)
Net decrease	(5,578)	$(131,113)	(27,114)	$(222,727)
Class C shares
Sold	8,423	$58,619	2,628	$23,499
Distributions reinvested	1,014	7,196	1,681	13,722
Repurchased	(5,048)	(36,364)	(10,099)	(85,390)
Net increase (decrease)	4,389	$29,451	(5,790)	$(48,169)
Class I shares
Sold	4,551,481	$32,131,953	3,798,726	$31,015,064
Distributions reinvested	39,213	278,446	63,916	522,360
Repurchased	(4,320,909)	(30,700,622)	(3,174,737)	(25,504,273)
Net increase	269,785	$1,709,777	687,905	$6,033,151
Class R2 shares
Sold	—	—	1	$9
Repurchased	—	—	(2)	(16)
Net decrease	—	—	(1)	$(7)
Class R6 shares
Sold	12,479	$88,950	94,851	$787,917
Distributions reinvested	7,628	54,063	13,121	107,404
Repurchased	(78,357)	(566,067)	(143,587)	(1,284,479)
Net decrease	(58,250)	$(423,054)	(35,615)	$(389,158)
Class NAV shares
Sold	2,059,588	$14,647,612	4,787,248	$39,380,209
Distributions reinvested	3,715,328	26,322,198	6,657,118	54,239,103
Repurchased	(10,166,761)	(73,218,221)	(9,996,975)	(79,942,623)
Net increase (decrease)	(4,391,845)	$(32,248,411)	1,447,391	$13,676,689
Total net increase (decrease)	(4,181,499)	$(31,063,350)	2,066,776	$19,049,779
Affiliates of the fund owned 100%, 50% and 100% of shares of Class R2, Class R6 and Class NAV, respectively, on February 28, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
36	JOHN HANCOCK Emerging Markets Debt Fund | SEMIANNUAL REPORT

Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $41,677,882 and $38,023,980, respectively, for the six months ended February 28, 2023.
Note 8—Emerging-market risk
Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.
Note 9—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2023, funds within the John Hancock group of funds complex held 97.4% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	30.1%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	18.0%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	14.1%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	13.0%
Note 10—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	227,472	$19,322,766	$15,093,152	$(32,140,792)	$(5,066)	$3,640	$55,557	—	$2,273,700

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	37

SPECIAL SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Friday, September 9, 2022. The following proposals were considered by the shareholders:
Proposal 1:  To elect eight Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON September 9, 2022.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	4,554,825,588.937	109,369,198.953
Noni L. Ellison	4,545,310,789.674	118,883,998.216
Dean C. Garfield	4,542,518,756.422	121,676,031.468
Patricia Lizarraga	4,547,597,042.403	116,597,745.487
Frances G. Rathke	4,553,474,902.143	110,719,885.747

Non-Independent Trustees
Andrew G. Arnott	4,548,263,383.010	115,931,404.880
Marianne Harrison	4,552,282,391.834	111,912,396.056
Paul Lorentz	4,546,227,532.263	117,967,255.627
Proposal 2: To approve an amendment to the Declaration of Trust revising merger approval requirements.
THE PROPOSAL PASSED ON September 9, 2022.
	Shares voted	% Of shares voted	% Of outstanding shares
For	4,061,202,897.967	87.072%	64.635%
Against	75,620,339.593	1.622%	1.203%
Abstain/Withheld	92,916,059.460	1.992%	1.478%
Broker Non-Vote	434,455,490.870	9.314%	6.914%
38	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Neal Capecci1
Roberto Sanchez-Dahl, CFA
Elina Theodorakopoulou
Paolo H. Valle
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
1 Effective January 1, 2023, Neal Capecci was added as a portfolio manager of the fund.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	39

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
Johh Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Emerging Markets Debt Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2780028	358SA 2/23
4/2023

Semiannual report
John Hancock
Floating Rate Income Fund
Fixed income
February 28, 2023

A message to shareholders
Dear shareholder,
The bond market declined during the six months ended February 28, 2023. Investors remained focused on elevated inflation rates around the globe and the efforts of central banks to combat these inflationary pressures by aggressively raising short-term interest rates. While inflation began to ease during the period, many central banks—including the U.S. Federal Reserve—continued their rate hikes or at least signaled that more were on the way. The unexpected collapse of two regional banks just after period end added more volatility in the market.
Despite concerns that the central bank actions would lead to a global recession, bond yields generally rose during the period, leading to declining bond prices. Short-term bond yields increased the most, reflecting the central bank rate hikes. Asia-Pacific bond markets held up the best, while European markets declined the most. From a sector perspective, high-yield corporate bonds largely posted gains for the period, while government securities lagged.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Floating Rate Income Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
32	Financial statements
36	Financial highlights
42	Notes to financial statements
54	Special shareholder meeting
55	More information
SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks a high level of current income.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2023 (%)

The Morningstar LSTA U.S. Leveraged Loan Index, formerly known as S&P/LSTA Leveraged Loan Index, tracks the market-weighted performance of U.S. dollar-denominated institutional leveraged loan portfolios.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 2/28/2023 (% of net assets)

SECTOR COMPOSITION AS OF 2/28/2023 (% of net assets)

QUALITY COMPOSITION AS OF 2/28/2023 (% of net assets)

SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	3

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-23 and do not reflect subsequent downgrades or upgrades, if any.
COUNTRY COMPOSITION AS OF 2/28/2023 (% of net assets)
United States	83.7
Luxembourg	4.3
United Kingdom	2.7
Cayman Islands	2.5
Canada	1.7
France	1.2
Netherlands	1.2
Other countries	2.7
TOTAL	100.0
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2022, with the same investment held until February 28, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2022, with the same investment held until February 28, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2022	Ending value on 2-28-2023	Expenses paid during period ended 2-28-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,023.80	$5.17	1.03%
	Hypothetical example	1,000.00	1,019.70	5.16	1.03%
Class C	Actual expenses/actual returns	1,000.00	1,020.10	8.92	1.78%
	Hypothetical example	1,000.00	1,016.00	8.90	1.78%
Class I	Actual expenses/actual returns	1,000.00	1,024.90	4.02	0.80%
	Hypothetical example	1,000.00	1,020.80	4.01	0.80%
Class R6	Actual expenses/actual returns	1,000.00	1,025.50	3.47	0.69%
	Hypothetical example	1,000.00	1,021.40	3.46	0.69%
Class 1	Actual expenses/actual returns	1,000.00	1,025.30	3.67	0.73%
	Hypothetical example	1,000.00	1,021.20	3.66	0.73%
Class NAV	Actual expenses/actual returns	1,000.00	1,025.50	3.47	0.69%
	Hypothetical example	1,000.00	1,021.40	3.46	0.69%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
6	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-28-23 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Term loans (A) 83.4%					$997,277,855
(Cost $1,059,028,840)
Communication services 9.6%					114,078,204
Diversified telecommunication services 3.4%
Cablevision Lightpath LLC, Term Loan B (1 month LIBOR + 3.250%)	7.838	11-30-27		4,552,770	4,512,933
Cincinnati Bell, Inc., 2021 Term Loan B2 (1 month SOFR + 3.250%)	7.968	11-22-28		3,000,275	2,975,103
Connect Finco SARL, 2021 Term Loan B (1 month LIBOR + 3.500%)	8.140	12-11-26		2,595,306	2,547,293
Cyxtera DC Holdings, Inc., Incremental Term Loan (3 month LIBOR + 4.000%)	8.820	05-01-24		1,105,428	953,431
Cyxtera DC Holdings, Inc., Term Loan B (3 month LIBOR + 3.000%)	7.820	05-01-24		7,128,324	6,323,393
Frontier Communications Holdings LLC, 2021 1st Lien Term Loan (3 month LIBOR + 3.750%)	8.500	05-01-28		5,495,798	5,362,690
Gridiron Fiber Corp., Term Loan (3 month LIBOR + 4.500%)	9.234	10-04-28		4,343,166	4,136,865
Intelsat Jackson Holdings SA, 2017 Term Loan B5	8.625	01-02-24		16,071	15,963
Level 3 Financing, Inc., 2019 Term Loan B (1 month LIBOR + 1.750%)	6.385	03-01-27		2,710,847	2,468,578
Venga Finance Sarl, 2021 USD Term Loan B (3 month LIBOR + 4.750%)	9.703	12-04-28		4,861,674	4,645,962
Voyage Digital, USD Term Loan B (3 month SOFR + 4.500%)	9.304	05-11-29		4,222,505	4,159,167
Zacapa SARL, 2022 Term Loan (3 month SOFR + 4.250%)	8.830	03-22-29		2,910,052	2,819,724
Entertainment 0.1%
Technicolor Creative Studios SA, EUR Term Loan (3 month EURIBOR + 6.000%)	8.046	09-07-26	EUR	2,662,366	1,632,088
Interactive media and services 1.7%
Arches Buyer, Inc., 2021 Term Loan B (1 month SOFR + 3.250%)	7.968	12-06-27		6,839,494	6,429,124
Knot Worldwide, Inc., 2022 Term Loan (1 month SOFR + 4.500%)	9.218	12-19-25		6,648,495	6,631,874
MH Sub I LLC, 2017 1st Lien Term Loan (1 month LIBOR + 3.750%)	8.385	09-13-24		2,075,054	2,057,686
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	7

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Interactive media and services (continued)
MH Sub I LLC, 2020 Incremental Term Loan (1 month LIBOR + 3.750%)	8.385	09-13-24	4,719,544	$4,679,947
Media 4.0%
CMI Marketing, Inc., 2021 First Lien Term Loan B (1 month LIBOR + 4.250%)	8.885	03-23-28	4,529,315	4,155,647
Digital Media Solutions LLC, Term Loan B (3 month LIBOR + 5.000%)	9.730	05-25-26	2,505,473	2,139,047
Hunter US Bidco, Inc., USD Term Loan B (3 month LIBOR + 4.250%)	8.980	08-19-28	3,878,501	3,826,800
National CineMedia LLC, 2018 Term Loan B (3 month LIBOR + 4.000%)	8.875	06-20-25	376,401	117,862
National CineMedia LLC , 2021 Incremental Term Loan (3 month LIBOR + 8.000%)	12.875	12-20-24	156,321	49,371
National CineMedia LLC , 2022 Revolver (1 month SOFR + 8.115%)	12.678	06-20-23	1,579,857	552,950
Oceankey US II Corp., 2021 Term Loan (1 month LIBOR + 3.500%)	8.135	12-15-28	5,468,536	5,175,970
Radiate Holdco LLC, 2021 Term Loan B (1 month LIBOR + 3.250%)	7.885	09-25-26	4,494,535	3,720,621
Recorded Books, Inc., 2021 Term Loan (1 month SOFR + 4.000%)	8.605	08-29-25	5,743,405	5,705,441
Research Now Group LLC, 2017 1st Lien Term Loan (6 month LIBOR + 5.500%)	10.314	12-20-24	7,285,717	5,424,799
Research Now Group LLC , 2017 2nd Lien Term Loan (3 month LIBOR + 9.500%)	14.314	12-20-25	629,484	375,595
Titan US Finco LLC, 2021 USD Term Loan (3 month LIBOR + 4.000%)	8.730	10-18-28	3,544,849	3,467,324
United Talent Agency LLC, Term Loan B (1 month SOFR + 4.000%)	8.719	07-07-28	6,089,881	6,055,655
Virgin Media Bristol LLC, 2020 USD Term Loan Q (1 month LIBOR + 3.250%)	7.838	01-31-29	4,046,999	4,021,705
WideOpenWest Finance LLC, 2021 Term Loan B (3 month SOFR + 3.000%)	7.580	12-20-28	2,507,285	2,497,882
8	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Wireless telecommunication services 0.4%
Crown Subsea Communications Holding, Inc., 2021 Term Loan (1 month LIBOR + 4.750%)	9.316	04-27-27		2,845,046	$2,791,702
Crown Subsea Communications Holding, Inc., 2023 Incremental Term Loan (B)	TBD	04-27-27		1,679,503	1,648,012
Consumer discretionary 14.1%					168,799,060
Auto components 0.3%
IXS Holdings, Inc., 2020 Term Loan B (3 month SOFR + 4.250%)	9.479	03-05-27		3,952,379	3,209,332
Automobiles 0.8%
Constellation Automotive, Ltd., GBP 2nd Lien Term Loan B (SONIA + 7.500%)	11.427	07-27-29	GBP	842,559	519,688
OEConnection LLC, 2019 Term Loan B (1 month SOFR + 4.000%)	8.707	09-25-26		4,689,576	4,603,616
RVR Dealership Holdings LLC, Term Loan B (1 month SOFR + 3.750%)	8.553	02-08-28		2,202,763	1,874,177
Wheel Pros, Inc., 2021 Term Loan (3 month LIBOR + 4.500%)	9.316	05-11-28		3,581,199	2,551,891
Distributors 0.3%
Northwest Fiber LLC, 2021 Term Loan (1 month SOFR + 3.750%)	8.428	04-30-27		4,285,486	4,186,106
Diversified consumer services 1.3%
Foundational Education Group, Inc., 1st Lien Term Loan (3 month SOFR + 3.750%)	8.592	08-31-28		3,936,626	3,621,696
Fugue Finance LLC, 2023 USD Term Loan B (3 month SOFR + 4.500%)	9.311	01-25-28		1,231,830	1,230,290
PCI Gaming Authority, Term Loan (1 month LIBOR + 2.500%)	7.135	05-29-26		2,894,228	2,888,353
Safe Fleet Holdings LLC, 2022 Term Loan (1 month SOFR + 3.750%)	8.411	02-23-29		4,207,043	4,106,242
Whatabrands LLC, 2021 Term Loan B (1 month LIBOR + 3.250%)	7.885	08-03-28		4,101,196	4,033,403
Hotels, restaurants and leisure 6.0%
Aimbridge Acquisition Company, Inc., 2019 Term Loan B (1 month LIBOR + 3.750%)	8.385	02-02-26		8,906,467	8,430,505
Awaze, Ltd., 2018 EUR Term Loan B (3 month EURIBOR + 4.000%)	6.005	05-09-25	EUR	4,000,000	4,183,202
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	9

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Awaze, Ltd., EUR Incremental Term Loan B1 (3 month EURIBOR + 4.000%)	6.005	05-09-25	EUR	698,925	$730,936
Bally’s Corp., 2021 Term Loan B (1 month LIBOR + 3.250%)	7.851	10-02-28		4,511,538	4,294,127
Caesars Entertainment, Inc., Term Loan B (1 month SOFR + 3.250%)	7.968	02-06-30		1,814,379	1,810,097
Crown Finance US, Inc., 2018 USD Term Loan (C)	0.000	02-28-25		4,197,744	637,553
Crown Finance US, Inc., 2022 DIP Delayed Draw Term Loan (1 month SOFR + 10.000%)	14.568	09-07-23		212,571	216,344
Crown Finance US, Inc. , 2022 DIP Term Loan (1 month SOFR + 10.000%)	14.561	09-07-23		2,529,596	2,574,496
Global Business Travel Holdings, Ltd., 2018 Term Loan B (1 month LIBOR + 2.500%)	7.135	08-13-25		4,781,282	4,474,467
Hurtigruten Group AS, 2020 EUR Term Loan C (6 month EURIBOR + 8.000%)	10.625	06-11-23	EUR	5,487,371	5,748,388
Hurtigruten Group AS, 2021 EUR Term Loan (6 month EURIBOR + 8.000%)	9.298	06-22-23	EUR	1,974,651	2,070,835
Hurtigruten Group AS, EUR Term Loan B (6 month EURIBOR + 4.000%)	7.197	02-24-25	EUR	2,124,041	2,026,498
IRB Holding Corp., 2022 Term Loan B (1 month SOFR + 3.000%)	7.687	12-15-27		5,407,008	5,332,662
Lakeland Holdings LLC, 2020 HoldCo Term Loan	0.000	09-25-27		493,830	320,990
Lakeland Tours LLC, 2020 Third Out Term Loan (3 month LIBOR + 6.000% or 0.000% PIK)	10.825	09-25-25		414,977	373,479
New Red Finance, Inc., Term Loan B4 (1 month LIBOR + 1.750%)	6.385	11-19-26		5,243,572	5,192,080
Playa Resorts Holding BV, 2022 Term Loan B (1 month SOFR + 4.250%)	8.814	01-05-29		5,008,000	4,991,323
Scientific Games International, Inc., 2022 USD Term Loan (1 month SOFR + 3.000%)	7.662	04-14-29		3,488,828	3,471,384
Travel Leaders Group LLC, 2018 Term Loan B (1 month LIBOR + 4.000%)	8.635	01-25-24		11,348,495	10,470,236
Vue International Bidco PLC, 2022 EUR New Money Term Loan (6 month EURIBOR + 8.000%)	9.766	06-30-27	EUR	710,868	639,102
10	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Vue International Bidco PLC, 2023 EUR PIK Term Loan (3 month EURIBOR + 2.000% or 6.000% PIK)	4.346	12-31-27	EUR	4,772,269	$3,470,244
Household durables 0.5%
ACProducts Holdings, Inc., 2021 Term Loan B (3 and 6 month LIBOR + 4.250%)	8.980	05-17-28		2,648,075	2,222,397
Keter Group BV, EUR Term Loan B (3 month EURIBOR + 4.250%)	6.742	10-31-23	EUR	4,063,197	3,341,417
Keter Group BV, EUR Term Loan B3A (3 month EURIBOR + 4.250%)	6.948	10-31-23	EUR	94,996	78,121
Leisure products 1.1%
Abe Investment Holdings, Inc., 2019 USD Term Loan B (1 month LIBOR + 4.500%)	9.218	02-19-26		4,942,505	4,933,262
ABG Intermediate Holdings 2 LLC, 2021 Term Loan B1 (1 month SOFR + 3.500%)	8.218	12-21-28		6,371,301	6,239,924
PlayPower, Inc., 2019 Term Loan (3 month LIBOR + 4.500%)	12.000	05-08-26		3,491,304	2,642,498
Specialty retail 3.3%
CWGS Group LLC, 2021 Term Loan B (1 month LIBOR + 2.500%)	7.091	06-03-28		3,847,556	3,416,322
Eyemart Express LLC, 2021 Term Loan (3 month LIBOR + 3.000%)	7.938	08-31-27		6,243,272	5,431,647
Harbor Freight Tools USA, Inc., 2021 Term Loan B (1 month LIBOR + 2.750%)	7.385	10-19-27		4,024,360	3,890,832
Mavis Tire Express Services Topco Corp., 2021 Term Loan B (1 month SOFR + 4.000%)	8.732	05-04-28		4,743,755	4,584,507
Petco Health & Wellness Company, Inc., 2021 Term Loan B (3 month SOFR + 3.250%)	7.976	03-03-28		4,852,193	4,797,606
Runner Buyer, Inc., 2021 Term Loan B (3 month LIBOR + 5.500%)	10.453	10-20-28		4,015,154	2,958,687
Specialty Building Products Holdings LLC, 2021 Term Loan B (1 month LIBOR + 3.250%)	7.867	10-15-28		3,936,232	3,747,411
SRS Distribution, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%)	8.135	06-02-28		4,428,549	4,279,794
SRS Distribution, Inc., 2022 Incremental Term Loan (1 month SOFR + 3.250%)	7.968	06-02-28		468,753	451,995
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	11

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
Staples, Inc., 7 Year Term Loan (3 month LIBOR + 5.000%)	9.814	04-16-26		1,294,119	$1,196,478
The Michaels Companies, Inc., 2021 Term Loan B (3 month LIBOR + 4.250%)	8.980	04-15-28		5,022,284	4,589,112
Textiles, apparel and luxury goods 0.5%
New Trojan Parent, Inc., 1st Lien Term Loan (1 month LIBOR + 3.250%)	7.855	01-06-28		4,930,754	3,365,240
Tory Burch LLC, Term Loan B (1 month LIBOR + 3.500%)	8.135	04-16-28		2,461,132	2,348,068
Consumer staples 2.6%					31,404,253
Food and staples retailing 0.7%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	8.385	10-01-25		3,308,870	2,893,210
H-Food Holdings LLC, 2018 Term Loan B (1 month LIBOR + 3.688%)	8.322	05-23-25		6,324,798	5,635,837
Food products 0.7%
Biscuit Holding SASU, EUR Term Loan (6 month EURIBOR + 4.000%)	5.858	02-15-27	EUR	2,314,149	1,900,350
Upfield BV, 2018 EUR Term Loan B1 (6 month EURIBOR + 3.500%)	6.239	07-02-25	EUR	1,986,347	1,947,841
Upfield BV, 2018 GBP Term Loan B4 (6 month SONIA + 4.000%)	7.468	07-02-25	GBP	3,000,000	3,317,159
Upfield USA Corp., 2018 USD Term Loan B2 (6 month SOFR + 3.000%)	7.460	07-02-25		1,525,519	1,421,281
Household products 0.3%
Kronos Acquisition Holdings, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%)	8.703	12-22-26		3,337,338	3,239,988
Personal products 0.9%
Groupe Nocibe SASU, 2021 EUR Term Loan B4 (3 month EURIBOR + 5.500%)	7.702	04-08-26	EUR	857,807	861,937
Kirk Beauty Netherlands BV, 2021 EUR Term Loan B2 (3 month EURIBOR + 5.500%)	7.702	04-08-26	EUR	252,369	253,584
Kirk Beauty One GmbH, 2021 EUR Term Loan B1 (6 month EURIBOR + 5.500%)	7.702	04-08-26	EUR	497,273	499,667
Nocibe France SAS, 2021 EUR Term Loan B5 (3 month EURIBOR + 5.500%)	7.702	04-08-26	EUR	194,890	195,828
12	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Personal products (continued)
Parfuemerie Douglas International GmbH, 2021 EUR Term Loan B3 (3 month EURIBOR + 5.500%)	7.702	04-08-26	EUR	114,406	$114,957
Rainbow UK Bidco, Ltd., GBP Term Loan B (6 month SONIA + 4.750%)	8.677	02-24-29	GBP	4,489,878	4,955,096
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3 (3 month LIBOR + 3.750%)	8.480	10-01-26		4,290,262	4,167,518
Energy 0.5%					6,014,439
Oil, gas and consumable fuels 0.5%
Northriver Midstream Finance LP, 2018 Term Loan B (3 month LIBOR + 3.250%)	8.004	10-01-25		2,834,892	2,829,336
Oryx Midstream Services Permian Basin LLC, Term Loan B (1 month SOFR + 3.250%)	7.932	10-05-28		3,206,491	3,185,103
Quicksilver Resources, Inc., New 2nd Lien Term Loan (C)(D)	0.000	06-21-22		19,606,608	0
Financials 7.3%					87,518,135
Capital markets 1.7%
Aretec Group, Inc., 2018 Term Loan (1 month SOFR + 4.250%)	8.811	10-01-25		3,079,807	3,033,610
Hightower Holding LLC, 2021 Term Loan B (3 month LIBOR + 4.000%)	8.815	04-21-28		4,832,430	4,627,052
Jane Street Group LLC, 2021 Term Loan (1 month LIBOR + 2.750%)	7.385	01-26-28		6,683,461	6,645,900
Jump Financial LLC, Term Loan B (3 month SOFR + 4.500%)	9.342	08-07-28		6,896,189	6,620,341
Diversified financial services 2.8%
Advisor Group Holdings, Inc., 2021 Term Loan (1 month LIBOR + 4.500%)	9.135	07-31-26		2,718,885	2,713,583
Ascensus Holdings, Inc., Term Loan (3 month LIBOR + 3.500%)	8.250	08-02-28		6,116,432	5,915,079
CTC Holdings LP, Term Loan B (3 month SOFR + 5.000%)	9.954	02-20-29		3,858,761	3,762,292
DRW Holdings LLC, 2021 Term Loan (1 month LIBOR + 3.750%)	8.385	03-01-28		3,945,785	3,853,296
Hudson River Trading LLC, 2021 Term Loan (1 month SOFR + 3.000%)	7.550	03-20-28		5,185,629	4,942,993
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	13

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Diversified financial services (continued)
Kestra Advisor Services Holdings A, Inc., 2019 Term Loan (3 month LIBOR + 4.250%)	8.980	06-03-26	4,127,184	$4,061,851
Marnix SAS, 2021 USD Term Loan (3 month SOFR + 3.750%)	8.050	08-04-28	2,390,894	2,303,627
Nexus Buyer LLC, Term Loan B (1 month LIBOR + 3.750%)	8.385	11-09-26	5,439,427	5,335,480
Insurance 1.8%
Acrisure LLC, 2020 Term Loan B (1 month LIBOR + 3.500%)	8.104	02-15-27	1,012,389	965,748
Acrisure LLC, 2021 First Lien Term Loan B (1 month LIBOR + 4.250%)	8.885	02-15-27	3,678,569	3,536,024
Alliant Holdings Intermediate LLC, 2018 Term Loan B (1 month LIBOR + 3.250%)	8.135	05-09-25	1,885,018	1,860,664
Alliant Holdings Intermediate LLC, 2021 Term Loan B4 (1 month LIBOR + 3.500%)	8.092	11-06-27	986,040	973,340
Alliant Holdings Intermediate LLC, 2023 Term Loan B5 (B)	TBD	11-05-27	2,983,925	2,942,896
Amwins Group, Inc., 2023 Incremental Term Loan B (1 month SOFR + 2.750%)	7.412	02-19-28	2,031,285	2,021,129
Asurion LLC, 2022 Term Loan B10 (3 month SOFR + 4.000%)	8.680	08-19-28	3,022,329	2,828,023
Asurion LLC, 2023 Term Loan B11 (B)	TBD	08-19-28	239,402	225,157
Baldwin Risk Partners LLC, 2021 Term Loan B (1 month LIBOR + 3.500%)	8.101	10-14-27	6,453,846	6,344,970
Mortgage real estate investment trusts 1.0%
Apollo Commercial Real Estate Finance, Inc., 2021 Incremental Term Loan B1 (1 month LIBOR + 3.500%)	8.135	03-11-28	2,689,057	2,541,159
Apollo Commercial Real Estate Finance, Inc., Term Loan B (1 month LIBOR + 2.750%)	7.385	05-15-26	518,348	502,797
Claros Mortgage Trust, Inc., 2021 Term Loan B (1 month SOFR + 4.500%)	9.164	08-09-26	6,036,945	5,969,030
KREF Holdings X LLC, 2021 Term Loan (1 month LIBOR + 3.500%)	8.125	09-01-27	3,045,389	2,992,094
14	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care 10.4%					$124,697,752
Biotechnology 0.2%
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B (B)	TBD	11-15-27		3,091,371	3,010,222
Health care equipment and supplies 1.3%
Auris Luxembourg III Sarl, 2019 USD Term Loan B2 (3 month LIBOR + 3.750%)	8.678	02-27-26		5,210,747	4,758,090
Medline Borrower LP, USD Term Loan B (1 month LIBOR + 3.250%)	7.885	10-23-28		7,854,514	7,566,489
TecoStar Holdings, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.500%)	8.288	05-01-24		4,161,030	3,722,832
Health care providers and services 4.7%
AHP Health Partners, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%)	8.135	08-24-28		3,012,217	2,987,366
Confluent Health LLC, 2021 Delayed Draw Term Loan (B)	TBD	11-30-28		74,244	63,665
Confluent Health LLC, 2021 Term Loan B (B)	TBD	11-30-28		342,616	293,794
ENC Parent Corp., 2021 Term Loan (3 month LIBOR + 4.250%)	8.980	08-19-28		1,902,097	1,773,705
Ensemble RCM LLC, Term Loan (3 month SOFR + 3.750%)	8.526	08-03-26		4,765,747	4,758,074
eResearchTechnology, Inc., 2020 1st Lien Term Loan (1 month LIBOR + 4.500%)	9.135	02-04-27		6,460,525	5,935,607
Genesiscare USA Holdings, Inc., 2020 EUR Term Loan B4 (6 month EURIBOR + 4.750%)	7.948	05-14-27	EUR	1,782,202	488,224
Genesiscare USA Holdings, Inc., 2020 USD Term Loan B5 (6 month LIBOR + 5.000%)	10.277	05-14-27		3,412,027	818,887
MED ParentCo LP, 1st Lien Term Loan (1 month LIBOR + 4.250%)	8.885	08-31-26		2,929,458	2,601,270
National Mentor Holdings, Inc., 2021 2nd Lien Term Loan (3 month LIBOR + 7.250%)	11.980	03-02-29		2,136,611	1,314,016
National Mentor Holdings, Inc., 2021 Term Loan (1 month SOFR + 3.750% and 3 month LIBOR + 3.750%)	8.437	03-02-28		8,516,329	6,562,939
National Mentor Holdings, Inc., 2021 Term Loan C (3 month LIBOR + 3.750%)	8.480	03-02-28		243,180	187,402
Option Care Health, Inc., 2021 Term Loan B (1 month LIBOR + 2.750%)	7.385	10-27-28		3,433,857	3,430,286
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	15

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Pediatric Associates Holding Company LLC, 2021 Term Loan B (1 month LIBOR + 3.250%)	7.885	12-29-28	91,635	$90,184
Pediatric Associates Holding Company LLC, 2022 Delayed Draw Term Loan (1 month LIBOR + 3.250%)	7.885	12-29-28	10,439	10,274
PetVet Care Centers LLC, 2018 Incremental Term Loan (1 month LIBOR + 3.250%)	7.885	02-14-25	985,473	933,430
PetVet Care Centers LLC, 2021 Term Loan B3 (1 month LIBOR + 3.500%)	8.135	02-14-25	2,152,655	2,049,866
Phoenix Newco, Inc., 2021 1st Lien Term Loan (1 month LIBOR + 3.250%)	7.867	11-15-28	4,781,951	4,679,139
Precision Medicine Group LLC, 2021 Term Loan (3 month LIBOR + 3.000%)	7.730	11-18-27	66,968	64,457
Radnet Management, Inc., 2021 Term Loan (1 month LIBOR + 3.000%)	7.635	04-21-28	4,529,178	4,503,724
Select Medical Corp., 2017 Term Loan B (1 month LIBOR + 2.500%)	7.140	03-06-25	4,311,885	4,288,988
Team Health Holdings, Inc., 2022 Term Loan B (1 month SOFR + 5.250%)	9.868	03-02-27	1,597,210	1,338,989
Upstream Newco, Inc., 2021 Term Loan (3 month SOFR + 4.250%)	9.092	11-20-26	4,894,477	3,966,974
WCG Purchaser Corp., 2019 Term Loan (1 month LIBOR + 4.000%)	8.953	01-08-27	2,623,865	2,500,333
Health care technology 0.7%
GHX Ultimate Parent Corp., 2017 1st Lien Term Loan (3 month LIBOR + 3.250%)	7.980	06-28-24	4,471,627	4,441,802
Imprivata, Inc., Term Loan (1 month LIBOR + 3.750%)	8.385	12-01-27	3,512,246	3,413,482
Life sciences tools and services 0.5%
Maravai Intermediate Holdings LLC, 2022 Term Loan B (3 month SOFR + 3.000%)	7.633	10-19-27	2,780,385	2,769,097
Packaging Coordinators Midco, Inc., 2020 1st Lien Term Loan (3 month LIBOR + 3.500%)	8.230	11-30-27	3,734,342	3,655,584
16	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals 3.0%
Amneal Pharmaceuticals LLC, 2018 Term Loan B (1 and 3 month LIBOR + 3.500%)	8.218	05-04-25	8,298,337	$7,800,436
Curium Bidco Sarl, 2020 USD Term Loan (3 month LIBOR + 4.250%)	8.980	12-02-27	4,127,002	4,049,621
Curium Bidco Sarl, USD Term Loan B (3 month LIBOR + 4.000%)	8.730	07-09-26	2,825,898	2,776,445
Endo Luxembourg Finance Company I Sarl, 2021 Term Loan (C)	0.000	03-27-28	10,625,136	8,367,295
Jazz Financing Lux Sarl, USD Term Loan (1 month LIBOR + 3.500%)	8.135	05-05-28	2,581,952	2,576,891
Organon & Company, USD Term Loan (3 month LIBOR + 3.000%)	7.750	06-02-28	4,580,642	4,523,384
Padagis LLC, Term Loan B (3 month LIBOR + 4.750%)	9.538	07-06-28	3,280,852	3,012,248
Perrigo Investments LLC, Term Loan B (1 month SOFR + 2.500%)	7.218	04-20-29	2,612,241	2,612,241
Industrials 15.8%				189,163,914
Aerospace and defense 3.3%
Cobham Ultra US Co-Borrower LLC, USD Term Loan B (6 month LIBOR + 3.750%)	8.810	08-03-29	3,478,257	3,442,396
Jazz Acquisition, Inc., 2019 1st Lien Term Loan (1 month SOFR + 4.000%)	8.718	06-19-26	5,497,524	5,470,036
Maxar Technologies, Inc., 2022 Term Loan B (1 month SOFR + 4.250%)	8.968	06-14-29	4,752,175	4,758,495
MB Aerospace Holdings II Corp., 2017 Term Loan (3 month LIBOR + 3.500%)	8.230	01-22-25	4,181,898	3,711,435
Novaria Holdings LLC, 2022 Incremental Term Loan (2 month SOFR + 7.000%)	11.622	01-27-27	2,322,183	2,159,630
Novaria Holdings LLC, Term Loan B (6 month SOFR + 5.500%)	9.581	01-27-27	647,772	602,428
Spirit AeroSystems, Inc., 2022 Term Loan (3 month SOFR + 4.500%)	9.176	01-15-27	1,385,602	1,385,020
Standard Aero, Ltd., 2020 CAD Term Loan B2 (1 month SOFR + 3.500%)	8.218	04-06-26	2,159,344	2,111,795
The NORDAM Group, Inc., Term Loan B (1 month LIBOR + 5.500%)	9.218	04-09-26	1,996,627	1,553,635
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	17

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Aerospace and defense (continued)
TransDigm, Inc., 2020 Term Loan E (3 month LIBOR + 2.250%)	6.980	05-30-25	926,469	$924,653
TransDigm, Inc., 2020 Term Loan F (3 month LIBOR + 2.250%)	6.980	12-09-25	499,451	498,078
TransDigm, Inc., 2023 Term Loan I (B)	TBD	08-10-28	2,842,213	2,833,345
Vertex Aerospace Services Corp., 2021 First Lien Term Loan (1 month LIBOR + 3.500%)	8.135	12-06-28	3,634,748	3,617,883
WP CPP Holdings LLC, 2018 Term Loan (1 and 3 month LIBOR + 3.750%)	8.580	04-30-25	7,304,941	6,645,232
Air freight and logistics 0.4%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan (3 month LIBOR + 4.750%)	9.330	04-06-28	2,251,171	2,167,697
Rand Parent LLC, 2023 Term Loan B (B)	TBD	02-08-30	2,820,888	2,736,261
Airlines 0.2%
United Airlines, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%)	8.568	04-21-28	2,501,192	2,493,388
Building products 1.6%
AZZ, Inc., Term Loan B (1 month SOFR + 4.250%)	8.968	05-13-29	2,273,043	2,271,270
East West Manufacturing LLC, Term Loan B (3 month SOFR + 5.750%)	10.426	12-22-28	1,948,452	1,802,318
Icebox Holdco III, Inc., 2021 1st Lien Term Loan (3 month LIBOR + 3.500%)	8.230	12-22-28	3,443,986	3,254,567
Lakeshore Intermediate LLC, Term Loan (3 month LIBOR + 3.500%)	8.230	09-29-28	4,326,924	4,271,020
Wilsonart LLC, 2021 Term Loan E (3 month LIBOR + 3.250%)	7.980	12-31-26	7,368,374	7,155,207
Commercial services and supplies 4.4%
AEA International Holdings Luxembourg Sarl, Term Loan B (B)	TBD	09-07-28	3,012,658	2,959,937
Anticimex Global AB, 2021 USD Incremental Term Loan (3 month LIBOR + 4.000%)	8.953	11-16-28	4,359,653	4,324,253
AVSC Holding Corp., 2020 Term Loan B1 (3 month LIBOR + 3.500% or 0.250% PIK)	8.056	03-03-25	2,608	2,504
18	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
AVSC Holding Corp., 2020 Term Loan B2 (1 month LIBOR + 5.500% or 1.000% PIK)	10.080	10-15-26	3,524,074	$3,411,022
AVSC Holding Corp., 2020 Term Loan B3 (3 month LIBOR + 15.000% or 0.000% PIK)	15.000	10-15-26	54,877	58,260
Cimpress USA, Inc., USD Term Loan B (1 month LIBOR + 3.500%)	8.135	05-17-28	3,357,252	3,027,402
Comet Bidco, Ltd., 2018 USD Term Loan B (6 month LIBOR + 5.000%)	10.210	09-30-24	9,982,782	7,923,834
Element Materials Technology Group US Holdings, Inc., 2022 USD Delayed Draw Term Loan (3 month SOFR + 4.250%)	8.930	07-06-29	2,219,979	2,199,178
Element Materials Technology Group US Holdings, Inc., 2022 USD Term Loan (3 month SOFR + 4.250%)	8.930	07-06-29	4,809,955	4,764,886
MHI Holdings LLC, Term Loan B (1 month LIBOR + 5.000%)	9.635	09-21-26	4,963,118	4,954,830
New SK Holdco Sub LLC, 2022 PIK Term Loan (1 month SOFR + 8.350%)	12.913	06-30-27	7,023,541	5,864,657
Tempo Acquisition LLC, 2022 Term Loan B (1 month SOFR + 3.000%)	7.618	08-31-28	5,737,050	5,726,322
Viad Corp., Initial Term Loan (1 month SOFR + 5.000%)	9.732	07-30-28	3,331,503	3,165,961
Wand NewCo 3, Inc., 2020 Term Loan (1 month LIBOR + 3.000%)	7.635	02-05-26	4,921,043	4,732,419
Construction and engineering 1.7%
Aegion Corp., Term Loan (1 month LIBOR + 4.750%)	9.385	05-17-28	3,182,327	3,096,817
Amentum Government Services Holdings LLC, 2022 Term Loan (3 month SOFR + 4.000%)	8.124	02-15-29	2,895,078	2,857,673
Amentum Government Services Holdings LLC, Term Loan B (1 and 3 month LIBOR + 4.000%)	8.519	01-29-27	1,719,038	1,696,828
DG Investment Intermediate Holdings 2, Inc., 2021 Term Loan (1 month LIBOR + 3.750%)	8.385	03-31-28	5,773,600	5,634,688
Energize Holdco LLC, 2021 1st Lien Term Loan (1 month LIBOR + 3.750%)	8.385	12-08-28	3,313,292	3,212,501
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	19

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Construction and engineering (continued)
USIC Holdings, Inc., 2021 Term Loan (1 month LIBOR + 3.500%)	8.135	05-12-28	3,858,830	$3,737,277
Electrical equipment 0.5%
Creation Technologies, Inc., 2021 Term Loan (3 month LIBOR + 5.500%)	10.282	10-05-28	4,175,078	3,569,692
Infinite Bidco LLC, 1st Lien Term Loan (3 month LIBOR + 3.250%)	7.980	03-02-28	2,103,665	2,033,550
Machinery 2.3%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan (3 month LIBOR + 4.750%)	9.480	06-23-28	4,853,114	4,606,430
Brown Group Holding LLC, Term Loan B (1 month LIBOR + 2.500%)	7.135	06-07-28	6,681,333	6,621,802
Crosby US Acquisition Corp., Term Loan B (3 month LIBOR + 4.750%)	9.503	06-26-26	3,545,856	3,444,550
Engineered Components & Systems LLC, Term Loan (1 month LIBOR + 6.000%)	10.601	08-02-28	4,241,358	3,838,429
Pro Mach Group, Inc., 2021 Term Loan B (1 month LIBOR + 4.000%)	8.635	08-31-28	3,752,623	3,738,550
Shape Technologies Group, Inc., Term Loan (1 month LIBOR + 3.000%)	7.635	04-21-25	1,554,767	1,432,049
Star US Bidco LLC, Term Loan B (3 month LIBOR + 4.250%)	8.980	03-17-27	3,624,824	3,534,203
Professional services 0.4%
Stiphout Finance LLC, 2020 USD Term Loan B (1 month LIBOR + 3.750%)	8.385	10-27-25	4,472,910	4,450,545
Road and rail 0.7%
Uber Technologies, Inc., 2021 1st Lien Term Loan B (3 month LIBOR + 3.500%)	8.453	04-04-25	5,361,015	5,355,171
Uber Technologies, Inc., 2023 Term Loan B (B)	TBD	02-28-30	3,402,472	3,393,966
Transportation infrastructure 0.3%
Dynasty Acquisition Company, Inc., 2020 Term Loan B1 (1 month SOFR + 3.500%)	8.218	04-06-26	4,016,380	3,927,939
20	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology 16.9%				$201,617,573
Electronic equipment, instruments and components 0.5%
C&D Technologies, Inc., Term Loan B (1 and 3 month LIBOR + 5.750%)	10.626	12-20-25	3,472,437	3,177,280
Robertshaw US Holding Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.500%)	8.250	02-28-25	6,009,632	3,218,519
IT services 2.6%
EP Purchaser LLC, 2021 Term Loan B (3 month LIBOR + 3.500%)	8.230	11-06-28	4,660,821	4,646,279
Gainwell Acquisition Corp., Term Loan B (3 month LIBOR + 4.000%)	8.730	10-01-27	6,703,828	6,454,111
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan (3 month SOFR + 3.750%)	8.330	07-11-25	4,208,155	4,174,826
Sabre GLBL, Inc., 2021 Term Loan B1 (1 month LIBOR + 3.500%)	8.135	12-17-27	2,610,988	2,351,534
Sabre GLBL, Inc., 2021 Term Loan B2 (1 month LIBOR + 3.500%)	8.135	12-17-27	4,162,070	3,748,485
Travelport Finance Luxembourg Sarl, 2020 Super Priority Term Loan (3 month LIBOR + 1.500% or 7.250% PIK)	6.230	02-28-25	178,559	183,628
Verscend Holding Corp., 2021 Term Loan B (1 month LIBOR + 4.000%)	8.635	08-27-25	5,243,912	5,231,746
WEX, Inc., 2021 Term Loan (1 month LIBOR + 2.250%)	6.885	03-31-28	3,612,937	3,600,292
Software 13.3%
AppLovin Corp., 2018 Term Loan B (3 month SOFR + 3.350%)	7.943	08-15-25	3,111,829	3,088,490
AppLovin Corp., 2021 Term Loan B (3 month SOFR + 3.100%)	7.693	10-25-28	140,797	139,213
Avaya Holdings Corp. , 2022 Term Loan (1 month SOFR + 10.000%)	14.562	12-15-27	183,821	45,036
Avaya, Inc., 2023 DIP Term Loan (3 month SOFR + 8.000%)	12.761	08-15-23	29,617	30,505
Azalea TopCo, Inc., Term Loan (1 month LIBOR + 3.500%)	8.135	07-24-26	4,200,270	3,925,488
Barracuda Networks, Inc., 2022 Term Loan (3 month SOFR + 4.500%)	9.176	08-15-29	6,004,100	5,784,290
Boxer Parent Company, Inc., 2021 USD Term Loan (1 month LIBOR + 3.750%)	8.385	10-02-25	5,284,424	5,213,190
Castle US Holding Corp., USD Term Loan B (1 month LIBOR + 3.750%)	8.385	01-29-27	6,334,104	4,437,420
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	21

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Central Parent, Inc., 2022 USD Term Loan B (3 month SOFR + 4.500%)	9.080	07-06-29	5,234,598	$5,214,445
Constant Contact, Inc., Term Loan (3 month LIBOR + 4.000%)	8.806	02-10-28	4,724,455	4,454,783
Cornerstone OnDemand, Inc., 2021 Term Loan (1 month LIBOR + 3.750%)	8.385	10-16-28	4,570,673	4,207,304
Dcert Buyer, Inc., 2019 Term Loan B (3 month SOFR + 4.000%)	8.696	10-16-26	4,149,051	4,082,666
Dodge Data & Analytics LLC, 2022 Term Loan (6 month SOFR + 4.750%)	9.791	02-23-29	5,321,354	4,413,425
Epicor Software Corp., 2020 Term Loan (1 month LIBOR + 3.250%)	7.885	07-30-27	5,188,647	5,077,870
FinThrive Software Intermediate Holdings, Inc., 2021 2nd Lien Term Loan (1 month LIBOR + 6.750%)	11.385	12-17-29	1,318,744	916,527
FinThrive Software Intermediate Holdings, Inc., 2021 Term Loan (1 month LIBOR + 4.000%)	8.635	12-18-28	4,876,492	4,547,329
Gen Digital, Inc., 2022 Term Loan B (1 month SOFR + 2.000%)	6.718	09-12-29	4,121,807	4,074,695
Genesys Cloud Services Holdings II LLC, 2020 USD Term Loan B4 (1 month LIBOR + 4.000%)	8.635	12-01-27	6,739,302	6,671,909
ION Trading Finance, Ltd., 2021 USD Term Loan (3 month LIBOR + 4.750%)	9.480	04-03-28	2,124,383	1,987,190
Ivanti Software, Inc., 2021 Add On Term Loan B (3 month LIBOR + 4.000%)	8.733	12-01-27	3,700,877	3,113,363
Magenta Buyer LLC, 2021 USD 1st Lien Term Loan (3 month LIBOR + 4.750%)	9.580	07-27-28	6,500,879	5,511,510
Marcel Bidco LLC, USD Term Loan B1 (1 month SOFR + 3.250%)	7.674	03-15-26	3,395,749	3,378,770
McAfee Corp., 2022 USD Term Loan B (1 month SOFR + 3.750%)	8.418	03-01-29	6,792,406	6,359,390
Mitchell International, Inc., 2021 Term Loan B (1 month LIBOR + 3.750%)	8.341	10-15-28	5,416,409	5,125,277
Monotype Imaging Holdings, Inc., 2021 Term Loan B (3 month LIBOR + 5.000%)	9.680	10-09-26	5,850,323	5,791,820
Open Text Corp., 2022 Term Loan B (1 month SOFR + 3.500%)	8.328	08-24-29	2,969,181	2,963,154
22	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Orchid Finco LLC, Term Loan (3 month LIBOR + 4.750%)	9.480	07-27-27	3,898,178	$3,313,452
Orion Advisor Solutions, Inc., 2021 Term Loan (3 month LIBOR + 3.750%)	8.575	09-24-27	2,600,667	2,466,290
Peraton Corp., Term Loan B (1 month LIBOR + 3.750%)	8.385	02-01-28	7,903,321	7,818,124
Project Boost Purchaser LLC, 2019 Term Loan B (1 month LIBOR + 3.500%)	8.135	06-01-26	3,777,396	3,729,574
Project Leopard Holdings, Inc., 2022 USD Term Loan B (3 month SOFR + 5.250%)	9.803	07-20-29	5,458,985	5,047,869
Proofpoint, Inc., 1st Lien Term Loan (3 month LIBOR + 3.250%)	8.203	08-31-28	5,251,480	5,096,877
Quest Software, Inc., 2022 Term Loan (3 month SOFR + 4.250%)	9.076	02-01-29	5,797,064	4,974,229
Red Planet Borrower LLC, Term Loan B (1 month LIBOR + 3.750%)	8.385	10-02-28	2,697,079	1,941,897
SolarWinds Holdings, Inc., 2022 Term Loan B (1 month SOFR + 4.000%)	8.618	02-05-27	4,648,544	4,632,553
Sophia LP, 2021 Term Loan B (3 month LIBOR + 3.500%)	8.230	10-07-27	4,189,403	4,120,446
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%)	6.385	04-16-25	781,816	780,026
SS&C Technologies, Inc., 2018 Term Loan B4 (1 month LIBOR + 1.750%)	6.385	04-16-25	693,301	691,713
SS&C Technologies, Inc., 2018 Term Loan B5 (1 month LIBOR + 1.750%)	6.385	04-16-25	1,921,971	1,917,973
SS&C Technologies, Inc., 2022 Term Loan B6 (1 month SOFR + 2.250%)	6.968	03-22-29	254,134	253,578
SS&C Technologies, Inc., 2022 Term Loan B7 (1 month SOFR + 2.250%)	6.968	03-22-29	382,922	382,083
Symplr Software, Inc., 2020 Term Loan (3 month SOFR + 4.500%)	9.276	12-22-27	4,147,601	3,685,143
UKG, Inc., Term Loan B (3 month LIBOR + 3.750%)	8.575	05-04-26	3,618,725	3,566,723
Veritas US, Inc., 2021 USD Term Loan B (3 month LIBOR + 5.000%)	9.730	09-01-25	661,768	516,179
Weld North Education LLC, 2021 Term Loan B (1 month LIBOR + 3.750%)	8.390	12-21-27	3,609,368	3,595,833
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	23

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals 0.5%
Electronics For Imaging, Inc., Term Loan (1 month LIBOR + 5.000%)	9.635	07-23-26		7,465,729	$5,745,252
Materials 6.2%					73,984,525
Chemicals 2.6%
Ascend Performance Materials Operations LLC, 2021 Term Loan B (6 month SOFR + 4.750%)	8.831	08-27-26		2,133,511	2,128,177
ASP Unifrax Holdings, Inc., EUR Term Loan B (3 month EURIBOR + 3.750%)	5.952	12-12-25	EUR	2,744,864	2,595,992
ASP Unifrax Holdings, Inc., Term Loan B (3 month LIBOR + 3.750%)	8.480	12-12-25		2,209,180	2,046,253
Hyperion Materials & Technologies, Inc., 2021 Term Loan B (1 and 3 month LIBOR + 4.500%)	9.292	08-30-28		3,973,542	3,918,906
INEOS US Finance LLC, 2023 USD Term Loan B (B)	TBD	02-09-30		2,747,091	2,723,905
INEOS US Petrochem LLC, 2021 USD Term Loan B (1 month LIBOR + 2.750%)	7.385	01-29-26		3,084,569	3,064,520
Jadex, Inc., Term Loan (1 month LIBOR + 4.750%)	9.385	02-18-28		6,885,509	6,403,523
Kraton Corp., 2022 USD Term Loan (3 month SOFR + 3.250%)	8.040	03-15-29		2,029,627	2,020,332
Olympus Water US Holding Corp., 2021 USD Term Loan B (3 month LIBOR + 3.750%)	8.500	11-09-28		2,261,610	2,213,031
Olympus Water US Holding Corp., 2022 Incremental Term Loan (3 month SOFR + 4.500%)	9.180	11-09-28		908,408	894,555
Plaskolite PPC Intermediate II LLC, 2021 Term Loan (3 month LIBOR + 4.000%)	8.825	12-15-25		262	233
Secure Acquisition, Inc., 2021 Term Loan (3 month LIBOR + 5.000%)	9.730	12-16-28		2,680,751	2,439,484
Construction materials 0.3%
Quikrete Holdings, Inc., 2016 1st Lien Term Loan (1 month LIBOR + 2.625%)	7.260	02-01-27		1,409,551	1,395,808
Quikrete Holdings, Inc., 2021 Term Loan B1 (1 month LIBOR + 3.000%)	7.635	03-18-29		2,634,205	2,622,035
Containers and packaging 3.0%
Charter Next Generation, Inc., 2021 Term Loan (B)	TBD	12-01-27		663,176	651,677
24	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Containers and packaging (continued)
Clydesdale Acquisition Holdings, Inc., Term Loan B (1 month SOFR + 4.175%)	8.893	04-13-29		6,797,950	$6,695,437
Graham Packaging Company, Inc., 2021 Term Loan (1 month LIBOR + 3.000%)	7.635	08-04-27		4,712,198	4,682,747
Iris Holding, Inc., Term Loan (3 month SOFR + 4.750%)	9.526	06-28-28		213,029	185,868
LABL, Inc., 2021 USD 1st Lien Term Loan (1 month LIBOR + 5.000%)	9.635	10-29-28		4,418,817	4,305,873
LTI Holdings, Inc., 2019 Term Loan (1 month LIBOR + 4.750%)	9.385	07-24-26		5,546,933	5,390,953
Plaze, Inc., 2019 Term Loan B (1 month LIBOR + 3.500%)	8.135	08-03-26		5,164,305	4,841,536
Proampac PG Borrower LLC, 2020 Term Loan (Prime rate + 2.750% and 2 and 3 month LIBOR + 3.750%)	7.985	11-03-25		5,900,673	5,798,650
TricorBraun Holdings, Inc., 2021 Term Loan (1 month LIBOR + 3.250%)	7.885	03-03-28		3,966,747	3,863,969
Metals and mining 0.3%

Vibrantz Technologies, Inc., 2022 Term Loan B (3 month SOFR + 4.250%)	9.076	04-23-29		3,615,977	3,101,061
Corporate bonds 8.7%					$103,826,769
(Cost $129,529,180)
Communication services 1.6%					19,274,551
Diversified telecommunication services 0.6%
Connect Finco SARL (E)	6.750	10-01-26		3,307,000	3,059,106
Iliad Holding SASU (E)	6.500	10-15-26		2,812,000	2,628,320
Iliad Holding SASU (E)	7.000	10-15-28		2,017,000	1,853,370
Media 1.0%
Altice France SA (E)	5.500	10-15-29		3,144,000	2,459,374
CCO Holdings LLC (E)	6.375	09-01-29		2,732,000	2,547,139
Sirius XM Radio, Inc. (E)	4.125	07-01-30		2,000,000	1,625,459
Tele Columbus AG	3.875	05-02-25	EUR	2,818,000	2,377,205
United Group BV (E)	3.625	02-15-28	EUR	834,000	671,982
United Group BV (Greater of 3 month EURIBOR + 4.875% or 4.875%) (E)(F)	7.357	02-01-29	EUR	2,203,000	2,052,596
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	25

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary 2.0%					$23,855,041
Automobiles 0.2%
Constellation Automotive Financing PLC (E)	4.875	07-15-27	GBP	2,813,000	2,436,709
Diversified consumer services 0.1%
WW International, Inc. (E)	4.500	04-15-29		2,758,000	1,406,580
Hotels, restaurants and leisure 0.5%
Punch Finance PLC (E)	6.125	06-30-26	GBP	1,198,000	1,278,900
Raptor Acquisition Corp. (E)	4.875	11-01-26		1,276,000	1,180,300
Stonegate Pub Company Financing 2019 PLC	8.000	07-13-25	GBP	667,000	750,225
Stonegate Pub Company Financing 2019 PLC	8.000	07-13-25	GBP	2,894,000	3,255,099
Leisure products 0.2%
Mattel, Inc. (E)	3.750	04-01-29		2,000,000	1,730,000
Specialty retail 1.0%
F-Brasile SpA (E)	7.375	08-15-26		8,034,000	6,567,795
Maxeda DIY Holding BV (E)	5.875	10-01-26	EUR	162,000	129,637
Maxeda DIY Holding BV	5.875	10-01-26	EUR	2,640,000	2,112,875
Specialty Building Products Holdings LLC (E)	6.375	09-30-26		82,000	75,261
Staples, Inc. (E)	7.500	04-15-26		3,294,000	2,931,660
Consumer staples 0.5%					6,147,503
Household products 0.2%
Kronos Acquisition Holdings, Inc. (E)	5.000	12-31-26		2,411,000	2,182,535
Personal products 0.3%
Coty, Inc. (E)	4.750	01-15-29		2,000,000	1,800,706
Douglas GmbH (E)	6.000	04-08-26	EUR	1,138,000	1,053,435
Douglas GmbH	6.000	04-08-26	EUR	1,200,000	1,110,827
Financials 0.9%					10,705,922
Capital markets 0.6%
AG Issuer LLC (E)	6.250	03-01-28		4,946,000	4,616,558
Hightower Holding LLC (E)	6.750	04-15-29		2,816,000	2,382,181
Consumer finance 0.2%
Encore Capital Group, Inc. (E)	4.250	06-01-28	GBP	2,070,000	1,987,151
Mortgage real estate investment trusts 0.1%
Apollo Commercial Real Estate Finance, Inc. (E)	4.625	06-15-29		2,230,000	1,720,032
Health care 0.4%					4,507,983
Health care providers and services 0.4%
US Acute Care Solutions LLC (E)	6.375	03-01-26		5,084,000	4,507,983
26	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials 1.2%					$14,774,507
Aerospace and defense 0.4%
BWX Technologies, Inc. (E)	4.125	06-30-28		1,500,000	1,338,184
Spirit AeroSystems, Inc. (E)	7.500	04-15-25		3,237,000	3,234,087
Building products 0.4%
JELD-WEN, Inc. (E)(G)	4.625	12-15-25		2,535,000	2,278,096
Victors Merger Corp. (E)	6.375	05-15-29		3,898,000	2,455,740
Commercial services and supplies 0.2%
American Builders & Contractors Supply Company, Inc. (E)	4.000	01-15-28		2,375,000	2,125,625
Construction and engineering 0.1%
Novafives SAS (Greater of 3 month EURIBOR + 4.500% or 4.500%) (F)	6.546	06-15-25	EUR	969,000	840,427
Marine 0.0%
Anarafe SLU (3 month EURIBOR + 1.000% Cash or 3 month EURIBOR + 11.750% PIK) (E)	17.154	03-31-26	EUR	1,152,407	789,848
Trading companies and distributors 0.1%
Beacon Roofing Supply, Inc. (E)	4.125	05-15-29		2,000,000	1,712,500
Information technology 0.7%					8,325,538
IT services 0.2%
Paysafe Finance PLC (E)	4.000	06-15-29		2,584,000	2,056,202
Software 0.5%
Castle US Holding Corp. (E)	9.500	02-15-28		1,874,000	723,882
Helios Software Holdings, Inc. (E)	4.625	05-01-28		5,103,000	4,140,007
ION Trading Technologies Sarl (E)	5.750	05-15-28		1,629,000	1,321,526
Veritas US, Inc. (E)	7.500	09-01-25		109,000	83,921
Materials 1.4%					16,235,724
Chemicals 0.6%
ASP Unifrax Holdings, Inc. (E)	5.250	09-30-28		557,000	432,075
ASP Unifrax Holdings, Inc. (E)	7.500	09-30-29		2,519,000	1,713,038
Olympus Water US Holding Corp. (E)(G)	6.250	10-01-29		2,174,000	1,762,164
Trinseo Materials Operating SCA (E)	5.375	09-01-25		3,210,000	2,806,255
Containers and packaging 0.5%
Berry Global, Inc. (E)	4.875	07-15-26		1,900,000	1,819,250
Kleopatra Finco Sarl	4.250	03-01-26	EUR	3,155,000	2,803,731
Kleopatra Holdings 2 SCA	6.500	09-01-26	EUR	2,424,000	1,461,402
Metals and mining 0.3%
Midwest Vanadium Proprietary, Ltd. (C)(E)	13.250	02-15-18		5,663,972	12,857

Vibrantz Technologies, Inc. (E)	9.000	02-15-30		4,421,000	3,424,952
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	27

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities 2.5%				$29,951,927
(Cost $32,973,440)
Asset backed securities 2.5%				29,951,927
Atlas Senior Loan Fund X, Ltd. Series 2018-10A, Class D (3 month LIBOR + 2.750%) (E)(F)	7.542	01-15-31	4,900,000	3,958,171
Cedar Funding VIII CLO, Ltd. Series 2017-8A, Class DR (3 month LIBOR + 3.500%) (E)(F)	8.292	10-17-34	850,000	787,948
Hayfin US XIV, Ltd. Series 2021-14A, Class D (3 month LIBOR + 3.650%) (E)(F)	8.458	07-20-34	3,000,000	2,819,091
Jamestown CLO IX, Ltd. Series 2016-9A, Class CRR (3 month LIBOR + 3.900%) (E)(F)	8.718	07-25-34	3,450,000	3,277,641
Jamestown CLO XVI, Ltd. Series 2021-16A, Class D (3 month LIBOR + 3.650%) (E)(F)	8.468	07-25-34	3,100,000	2,916,161
Marble Point CLO XI, Ltd. Series 2017-2A, Class D (3 month LIBOR + 2.800%) (E)(F)	7.595	12-18-30	2,500,000	2,047,138
Northwoods Capital XVII, Ltd. Series 2018-17A, Class D (3 month LIBOR + 2.850%) (E)(F)	7.665	04-22-31	1,350,000	1,155,167
Parallel, Ltd. Series 2020-1A, Class CR (3 month LIBOR + 3.400%) (E)(F)	8.208	07-20-34	1,350,000	1,225,940
Sculptor CLO XXVII, Ltd. Series 27A, Class D (3 month LIBOR + 3.700%) (E)(F)	8.508	07-20-34	3,550,000	3,239,872
Shackleton XIV CLO, Ltd. Series 2019-14A, Class DR (3 month LIBOR + 3.700%) (E)(F)	8.508	07-20-34	2,950,000	2,795,824
TCW CLO, Ltd. Series 2020-1A, Class DRR (3 month LIBOR + 3.400%) (E)(F)	8.208	04-20-34	1,300,000	1,196,117
Wellfleet CLO, Ltd.
Series 2020-2A, Class DR (3 month LIBOR + 3.800%) (E)(F)	8.592	07-15-34	2,900,000	2,561,347
Series 2021-2A, Class D (3 month LIBOR + 3.600%) (E)(F)	8.392	07-15-34	2,200,000	1,971,510

	Shares	Value
Common stocks 0.3%		$3,276,208
(Cost $3,158,057)
Communication services 0.0%		171,836
Entertainment 0.0%
Cineworld Group PLC (H)	105,512	0
28	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Communication services (continued)
Entertainment (continued)
Technicolor Creative Studios SA (G)(H)	849,152	$171,836
Consumer discretionary 0.0%		22,597
Hotels, restaurants and leisure 0.0%
NPC International, Inc. (D)(H)	120,071	22,597
Energy 0.3%		2,865,562
Oil, gas and consumable fuels 0.3%
Ultra Petroleum Corp. (H)	37,155	752,389
Ultra Resources, Inc. (H)	103,928	2,113,173
Financials 0.0%		0
Insurance 0.0%
Jubilee Topco, Ltd. (D)(H)	4,772,269	0
Industrials 0.0%		11,390
Marine 0.0%
Naviera Armas SA, Class A2 (D)(H)	2,453	0
Naviera Armas SA, Class A3 (H)	430	5,003
Naviera Armas SA, Class B2 (D)(H)	3,126	0
Naviera Armas SA, Class B3 (H)	549	6,387
Information technology 0.0%		204,823
Communications equipment 0.0%
Vantiva SA (H)	849,152	204,823

	Par value^	Value
Escrow certificates 0.0%		$0
(Cost $0)
Magellan Health, Inc. (D)(H)	3,400,000	0

	Yield (%)	Shares	Value
Short-term investments 2.2%			$26,899,124
(Cost $26,899,245)
Short-term funds 2.2%			26,899,124
John Hancock Collateral Trust (I)	4.5832(J)	142,332	1,422,682
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.4192(J)	25,476,442	25,476,442

Total investments (Cost $1,251,588,762) 97.1%			$1,161,231,883
Other assets and liabilities, net 2.9%			34,536,946
Total net assets 100.0%			$1,195,768,829

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	29

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
Security Abbreviations and Legend
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(B)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(C)	Non-income producing - Issuer is in default.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $119,066,905 or 10.0% of the fund’s net assets as of 2-28-23.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	All or a portion of this security is on loan as of 2-28-23.
(H)	Non-income producing security.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(J)	The rate shown is the annualized seven-day yield as of 2-28-23.
30	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	4,270,000	USD	4,596,959	CITI	4/11/2023	—	$(69,866)
GBP	22,810,000	USD	26,707,364	CITI	7/6/2023	$799,630	—
USD	59,391,350	EUR	55,680,000	CITI	4/11/2023	358,893	—
USD	45,930,005	GBP	37,400,000	CITI	7/6/2023	828,665	—
						$1,987,188	$(69,866)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
OTC	Over-the-counter
At 2-28-23, the aggregate cost of investments for federal income tax purposes was $1,252,621,513. Net unrealized depreciation aggregated to $89,472,308, of which $5,992,830 related to gross unrealized appreciation and $95,465,138 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	31

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,250,165,959) including $1,317,510 of securities loaned	$1,159,809,201
Affiliated investments, at value (Cost $1,422,803)	1,422,682
Total investments, at value (Cost $1,251,588,762)	1,161,231,883
Unrealized appreciation on forward foreign currency contracts	1,987,188
Cash	8,015,288
Foreign currency, at value (Cost $2,454,357)	2,304,850
Collateral segregated at custodian for OTC derivative contracts	32,161,328
Interest receivable	11,376,368
Receivable for fund shares sold	530,789
Receivable for investments sold	22,705,062
Receivable for securities lending income	3,515
Other assets	126,865
Total assets	1,240,443,136
Liabilities
Unrealized depreciation on forward foreign currency contracts	69,866
Distributions payable	43,273
Payable for investments purchased	36,492,453
Payable for fund shares repurchased	6,309,631
Payable upon return of securities loaned	1,423,140
Payable to affiliates
Investment management fees	4,656
Accounting and legal services fees	127,785
Transfer agent fees	36,242
Trustees’ fees	964
Other liabilities and accrued expenses	166,297
Total liabilities	44,674,307
Net assets	$1,195,768,829
Net assets consist of
Paid-in capital	$1,748,134,253
Total distributable earnings (loss)	(552,365,424)
Net assets	$1,195,768,829

32	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 2-28-23 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($132,699,889 ÷ 17,581,349 shares)[1]	$7.55
Class C ($16,389,795 ÷ 2,162,691 shares)[1]	$7.58
Class I ($250,401,207 ÷ 33,210,561 shares)	$7.54
Class R6 ($173,862,681 ÷ 23,028,514 shares)	$7.55
Class 1 ($14,151,477 ÷ 1,877,347 shares)	$7.54
Class NAV ($608,263,780 ÷ 80,574,064 shares)	$7.55
Maximum offering price per share
Class A (net asset value per share ÷ 97.5%)[2]	$7.74

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	33

STATEMENT OF OPERATIONS For the six months ended 2-28-23 (unaudited)

Investment income
Interest	$62,279,504
Dividends	2,465,895
Securities lending	29,255
Other income	159
Total investment income	64,774,813
Expenses
Investment management fees	4,872,774
Distribution and service fees	260,271
Accounting and legal services fees	144,752
Transfer agent fees	283,125
Trustees’ fees	21,424
Custodian fees	114,408
Interest expense	199,426
State registration fees	66,729
Printing and postage	23,207
Professional fees	68,866
Other	209,747
Total expenses	6,264,729
Less expense reductions	(731,954)
Net expenses	5,532,775
Net investment income	59,242,038
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(74,903,236)
Affiliated investments	(4,898)
Realized loss on investments not meeting investment restrictions	(528,100)
Reimbursement from subadvisor for loss on investments not meeting investment restrictions	528,100
Forward foreign currency contracts	(614,939)
(75,523,073)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	41,769,962
Affiliated investments	3,689
Forward foreign currency contracts	(3,445,311)
38,328,340
Net realized and unrealized loss	(37,194,733)
Increase in net assets from operations	$22,047,305
34	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22
Increase (decrease) in net assets
From operations
Net investment income	$59,242,038	$86,944,997
Net realized loss	(75,523,073)	(17,999,009)
Change in net unrealized appreciation (depreciation)	38,328,340	(118,402,997)
Increase (decrease) in net assets resulting from operations	22,047,305	(49,457,009)
Distributions to shareholders
From earnings
Class A	(6,781,831)	(6,741,097)
Class C	(786,815)	(794,453)
Class I	(15,916,129)	(22,133,222)
Class R6	(16,322,417)	(22,072,207)
Class 1	(738,566)	(800,303)
Class NAV	(32,131,538)	(46,730,483)
Total distributions	(72,677,296)	(99,271,765)
From fund share transactions	(644,632,949)	289,452,146
Total increase (decrease)	(695,262,940)	140,723,372
Net assets
Beginning of period	1,891,031,769	1,750,308,397
End of period	$1,195,768,829	$1,891,031,769
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	35

Financial highlights
CLASS A SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$7.75	$8.30	$7.89	$8.28	$8.43	$8.45
Net investment income[2]	0.29	0.34	0.30	0.36	0.40	0.34
Net realized and unrealized gain (loss) on investments	(0.12)	(0.51)	0.36	(0.36)	(0.16)	—[3]
Total from investment operations	0.17	(0.17)	0.66	—	0.24	0.34
Less distributions
From net investment income	(0.37)	(0.38)	(0.25)	(0.39)	(0.39)	(0.36)
Net asset value, end of period	$7.55	$7.75	$8.30	$7.89	$8.28	$8.43
Total return (%)[4,5]	2.38[6]	(2.05)	8.41	0.11	2.96	4.05
Ratios and supplemental data
Net assets, end of period (in millions)	$133	$148	$118	$89	$109	$117
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15[7,8]	1.10	1.12	1.17[9]	1.16	1.13
Expenses including reductions	1.03[7,8]	1.01	1.00	0.99[9]	1.06	1.13
Net investment income	7.90[7]	4.18	3.71	4.49	4.77	4.03
Portfolio turnover (%)	6	52	59	81	120	71

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Includes interest expense of 0.03% (annualized).
[9]	Includes reimbursement of legal fees of 0.01%.
36	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$7.78	$8.33	$7.92	$8.32	$8.47	$8.49
Net investment income[2]	0.27	0.27	0.25	0.30	0.33	0.28
Net realized and unrealized gain (loss) on investments	(0.12)	(0.50)	0.34	(0.37)	(0.15)	(0.01)
Total from investment operations	0.15	(0.23)	0.59	(0.07)	0.18	0.27
Less distributions
From net investment income	(0.35)	(0.32)	(0.18)	(0.33)	(0.33)	(0.29)
Net asset value, end of period	$7.58	$7.78	$8.33	$7.92	$8.32	$8.47
Total return (%)[3,4]	2.01[5]	(2.76)	7.58	(0.74)	2.20	3.28
Ratios and supplemental data
Net assets, end of period (in millions)	$16	$19	$22	$39	$71	$102
Ratios (as a percentage of average net assets):
Expenses before reductions	1.90[6,7]	1.85	1.87	1.92[8]	1.91	1.88
Expenses including reductions	1.78[6,7]	1.76	1.75	1.74[8]	1.81	1.88
Net investment income	7.14[6]	3.37	3.00	3.77	3.99	3.29
Portfolio turnover (%)	6	52	59	81	120	71

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes interest expense of 0.03% (annualized).
[8]	Includes reimbursement of legal fees of 0.01%.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	37

CLASS I SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$7.74	$8.29	$7.89	$8.28	$8.43	$8.45
Net investment income[2]	0.30	0.35	0.31	0.38	0.41	0.36
Net realized and unrealized gain (loss) on investments	(0.12)	(0.50)	0.35	(0.36)	(0.15)	—[3]
Total from investment operations	0.18	(0.15)	0.66	0.02	0.26	0.36
Less distributions
From net investment income	(0.38)	(0.40)	(0.26)	(0.41)	(0.41)	(0.38)
Net asset value, end of period	$7.54	$7.74	$8.29	$7.89	$8.28	$8.43
Total return (%)[4]	2.49[5]	(1.83)	8.52	0.34	3.19	4.31
Ratios and supplemental data
Net assets, end of period (in millions)	$250	$454	$252	$49	$66	$152
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90[6,7]	0.85	0.87	0.92[8]	0.92	0.89
Expenses including reductions	0.80[6,7]	0.78	0.77	0.76[8]	0.83	0.88
Net investment income	8.04[6]	4.42	3.84	4.72	4.94	4.29
Portfolio turnover (%)	6	52	59	81	120	71

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes interest expense of 0.03% (annualized).
[8]	Includes reimbursement of legal fees of 0.01%.
38	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$7.75	$8.30	$7.89	$8.29	$8.43	$8.45
Net investment income[2]	0.30	0.37	0.32	0.39	0.42	0.37
Net realized and unrealized gain (loss) on investments	(0.11)	(0.51)	0.36	(0.37)	(0.14)	—[3]
Total from investment operations	0.19	(0.14)	0.68	0.02	0.28	0.37
Less distributions
From net investment income	(0.39)	(0.41)	(0.27)	(0.42)	(0.42)	(0.39)
Net asset value, end of period	$7.55	$7.75	$8.30	$7.89	$8.29	$8.43
Total return (%)[4]	2.55[5]	(1.71)	8.77	0.33	3.44	4.41
Ratios and supplemental data
Net assets, end of period (in millions)	$174	$505	$342	$2	$3	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79[6,7]	0.74	0.77	0.81[8]	0.81	0.79
Expenses including reductions	0.69[6,7]	0.66	0.66	0.65[8]	0.71	0.78
Net investment income	8.11[6]	4.57	3.93	4.88	5.06	4.45
Portfolio turnover (%)	6	52	59	81	120	71

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes interest expense of 0.03% (annualized).
[8]	Includes reimbursement of legal fees of 0.01%.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	39

CLASS 1 SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$7.74	$8.29	$7.88	$8.28	$8.42	$8.44
Net investment income[2]	0.31	0.36	0.33	0.38	0.42	0.37
Net realized and unrealized gain (loss) on investments	(0.13)	(0.50)	0.35	(0.36)	(0.14)	(0.01)
Total from investment operations	0.18	(0.14)	0.68	0.02	0.28	0.36
Less distributions
From net investment income	(0.38)	(0.41)	(0.27)	(0.42)	(0.42)	(0.38)
Net asset value, end of period	$7.54	$7.74	$8.29	$7.88	$8.28	$8.42
Total return (%)[3]	2.53[4]	(1.76)	8.74	0.29	3.39	4.37
Ratios and supplemental data
Net assets, end of period (in millions)	$14	$16	$15	$16	$27	$30
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83[5,6]	0.78	0.81	0.85[7]	0.84	0.83
Expenses including reductions	0.73[5,6]	0.70	0.70	0.69[7]	0.75	0.82
Net investment income	8.19[5]	4.46	4.04	4.82	5.07	4.36
Portfolio turnover (%)	6	52	59	81	120	71

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes interest expense of 0.03% (annualized).
[7]	Includes reimbursement of legal fees of 0.01%.
40	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$7.75	$8.30	$7.89	$8.29	$8.44	$8.45
Net investment income[2]	0.31	0.36	0.33	0.38	0.42	0.37
Net realized and unrealized gain (loss) on investments	(0.12)	(0.50)	0.35	(0.36)	(0.15)	0.01
Total from investment operations	0.19	(0.14)	0.68	0.02	0.27	0.38
Less distributions
From net investment income	(0.39)	(0.41)	(0.27)	(0.42)	(0.42)	(0.39)
Net asset value, end of period	$7.55	$7.75	$8.30	$7.89	$8.29	$8.44
Total return (%)[3]	2.55[4]	(1.72)	8.78	0.34	3.32	4.55
Ratios and supplemental data
Net assets, end of period (in millions)	$608	$749	$1,001	$583	$648	$865
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78[5,6]	0.73	0.76	0.80[7]	0.79	0.78
Expenses including reductions	0.69[5,6]	0.67	0.66	0.65[7]	0.71	0.77
Net investment income	8.23[5]	4.42	4.03	4.80	5.08	4.41
Portfolio turnover (%)	6	52	59	81	120	71

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes interest expense of 0.03% (annualized).
[7]	Includes reimbursement of legal fees of 0.01%.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	41

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Floating Rate Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot
42	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT

be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2023, by major security category or type:
	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Term loans	$997,277,855	—	$997,277,855	—
Corporate bonds	103,826,769	—	103,826,769	—
Asset backed securities	29,951,927	—	29,951,927	—
Common stocks	3,276,208	—	3,253,611	$22,597
Short-term investments	26,899,124	$26,899,124	—	—
Total investments in securities	$1,161,231,883	$26,899,124	$1,134,310,162	$22,597
Derivatives:
Assets
Forward foreign currency contracts	$1,987,188	—	$1,987,188	—
Liabilities
Forward foreign currency contracts	(69,866)	—	(69,866)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more
SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	43

difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions . Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
At February 28, 2023, the fund had $800,199 in unfunded loan commitments outstanding.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
During the six months ended February 28, 2023, the fund realized a loss of $528,100 on the disposal of investments not meeting the fund’s investment guidelines, which was reimbursed by the subadvisor.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for
44	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT

lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2023, the fund loaned securities valued at $1,317,510 and received $1,423,140 of cash collateral.
In addition, non-cash collateral of approximately $45,669 in the form of U.S. Treasuries was pledged to the fund. This non-cash collateral is not reflected in the fund’s net assets, however could be sold by the securities lending agent in the event of default by the borrower.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $400 million ($250 million is dedicated to the fund), subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended February 28, 2023, were $175,265.
As of February 28, 2023, the fund had no borrowings outstanding under the line of credit. During the six months ended February 28, 2023, interest expense amounted to $187,870 and average borrowings under the line of credit and the effective average interest rate were $39,853,659 and 4.14%, respectively.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	45

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2022, the fund has a short-term capital loss carryforward of $50,178,945 and a long-term capital loss carryforward of $342,421,254 available to offset future net realized capital gains. These carryforwards do not expire.
As of August 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions and derivative transactions.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular
46	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT

counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended February 28, 2023, the fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging $136.6 million to $240.7 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 28, 2023 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$1,987,188	$(69,866)
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	47

Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2023:
Statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts
Currency	$(614,939)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2023:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts
Currency	$(3,445,311)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.680% of the first $1.10 billion of the fund’s average daily net assets; (b) 0.630% of the next $1.90 billion of the fund’s average daily net assets; (c) 0.605% of the next $1.50 billion of the fund’s average daily net assets; (d) 0.590% of the next $1.50 billion of the fund’s average daily net assets and (e) 0.570% of the fund’s average daily net assets in excess of $6.00 billion. The Advisor has a subadvisory agreement with BCSF Advisors, LP (Bain Capital Credit) (Subadvisor). The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
48	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.66% of average net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding 12b-1 fees, service fee, transfer agent fee, brokerage commissions, prime brokerage fees, interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses, taxes and other extraordinary expenses not incurred in the ordinary course of business, and all other class level expenses. This agreement expires on December 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of Class A, Class C, Class I, Class R6, Class 1 and Class NAV shares exceed 1.00%, 1.75%, 0.77%, 0.66%, 0.70% and 0.66%, respectively, of average net assets attributable to the applicable class. For purposes of this agreement, “expenses of Class A, Class C, Class I, Class R6, Class 1 and Class NAV shares” means all expenses of the fund attributable to the applicable class plus class specific expenses, excluding interest expense, acquired fund fees, brokerage commissions, prime brokerage fees, short dividend expense, litigation and indemnification expenses, taxes and other extraordinary expenses not incurred in the ordinary course of business. This agreement expires on December 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$82,832
Class C	10,406
Class I	154,232
Class R6	167,235
Class	Expense reduction
Class 1	$7,911
Class NAV	309,338
Total	$731,954

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2023, were equivalent to a net annual effective rate of 0.57% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Class 1	0.05%
SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	49

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $19,897 for the six months ended February 28, 2023. Of this amount, $4,065 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $15,832 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within one year of purchase are subject to a 0.50% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2023, CDSCs received by the Distributor amounted to $5,882 and $1,567 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$170,708	$76,358
Class C	85,947	9,608
Class I	—	182,076
Class R6	—	15,083
Class 1	3,616	—
Total	$260,271	$283,125
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$19,942,857	7	2.980%	$(11,556)
50	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT

Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2023 and for the year ended August 31, 2022 were as follows:
	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,498,533	$11,263,482	10,434,447	$84,749,925
Distributions reinvested	875,446	6,538,130	806,177	6,433,481
Repurchased	(3,862,924)	(29,023,761)	(6,377,777)	(50,892,346)
Net increase (decrease)	(1,488,945)	$(11,222,149)	4,862,847	$40,291,060
Class C shares
Sold	235,753	$1,781,201	980,306	$7,931,110
Distributions reinvested	102,041	764,936	97,294	781,387
Repurchased	(601,206)	(4,549,576)	(1,254,225)	(10,141,370)
Net decrease	(263,412)	$(2,003,439)	(176,625)	$(1,428,873)
Class I shares
Sold	5,762,681	$43,549,711	62,172,144	$505,445,207
Distributions reinvested	2,110,214	15,743,086	2,720,474	21,648,456
Repurchased	(33,350,860)	(250,912,058)	(36,607,154)	(287,313,849)
Net increase (decrease)	(25,477,965)	$(191,619,261)	28,285,464	$239,779,814
Class R6 shares
Sold	2,349,946	$17,580,790	30,172,801	$244,461,199
Distributions reinvested	2,185,646	16,322,378	2,770,898	22,067,012
Repurchased	(46,727,569)	(350,569,113)	(8,915,038)	(70,409,551)
Net increase (decrease)	(42,191,977)	$(316,665,945)	24,028,661	$196,118,660
Class 1 shares
Sold	154,098	$1,156,373	1,106,159	$8,911,905
Distributions reinvested	99,014	738,566	100,198	800,303
Repurchased	(472,255)	(3,537,516)	(979,229)	(7,911,628)
Net increase (decrease)	(219,143)	$(1,642,577)	227,128	$1,800,580
Class NAV shares
Sold	319,921	$2,406,091	3,557,207	$29,092,698
Distributions reinvested	4,301,828	32,131,538	5,822,481	46,730,483
Repurchased	(20,672,223)	(156,017,207)	(33,440,597)	(262,932,276)
Net decrease	(16,050,474)	$(121,479,578)	(24,060,909)	$(187,109,095)
Total net increase (decrease)	(85,691,916)	$(644,632,949)	33,166,566	$289,452,146
Affiliates of the fund owned 100% of shares of Class 1 and Class NAV on February 28, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	51

Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $86,102,124 and $782,397,103, respectively, for the six months ended February 28, 2023.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2023, funds within the John Hancock group of funds complex held 50.9% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
JHF II Multimanager Lifestyle Balanced Portfolio	19.2%
JHF II Multimanager Lifestyle Growth Portfolio	10.1%
JHF II Multimanager Lifestyle Conservative Portfolio	9.1%
JHF II Multimanager Lifestyle Moderate Portfolio	8.5%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	142,332	$6,838,815	$7,629,040	$(13,043,964)	$(4,898)	$3,689	$29,255	—	$1,422,682

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate and these effects could be experienced until the permanent cessation of the majority of U.S. LIBOR rates in 2023. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR maturities, including some U.S. LIBOR maturities, on December 31, 2021, and is expected to cease publishing the remaining and most liquid U.S. LIBOR maturities on June 30, 2023. It is expected that market participants have or will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. Additionally, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate ("SOFR"), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
52	JOHN HANCOCK Floating Rate Income Fund | SEMIANNUAL REPORT

The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will adopt alternative rates such as SOFR or otherwise amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. Uncertainty and risk remain regarding the willingness and ability of issuers and lenders to include alternative rates and revised provisions in new and existing contracts or instruments. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
Note 11—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	53

SPECIAL SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Friday, September 9, 2022. The following proposals were considered by the shareholders:
Proposal 1:  To elect eight Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON September 9, 2022.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	4,554,825,588.937	109,369,198.953
Noni L. Ellison	4,545,310,789.674	118,883,998.216
Dean C. Garfield	4,542,518,756.422	121,676,031.468
Patricia Lizarraga	4,547,597,042.403	116,597,745.487
Frances G. Rathke	4,553,474,902.143	110,719,885.747

Non-Independent Trustees
Andrew G. Arnott	4,548,263,383.010	115,931,404.880
Marianne Harrison	4,552,282,391.834	111,912,396.056
Paul Lorentz	4,546,227,532.263	117,967,255.627
Proposal 2: To approve an amendment to the Declaration of Trust revising merger approval requirements.
THE PROPOSAL PASSED ON September 9, 2022.
	Shares voted	% Of shares voted	% Of outstanding shares
For	4,061,202,897.967	87.072%	64.635%
Against	75,620,339.593	1.622%	1.203%
Abstain/Withheld	92,916,059.460	1.992%	1.478%
Broker Non-Vote	434,455,490.870	9.314%	6.914%
54	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
BCSF Advisors, LP (“Bain Capital Credit”)
Portfolio Managers
Andrew Carlino
Kim Harris
Nate Whittier
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	55

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
Johh Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Floating Rate Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2780137	328SA 2/23
4/2023

Semiannual report
John Hancock
Multi-Asset High Income Fund
Asset allocation
February 28, 2023

A message to shareholders
Dear shareholder,
Global equities declined during the six months ended February 28, 2023. A modest downturn in inflation prompted investors to look ahead to the point at which the U.S. Federal Reserve and other central banks could stop raising interest rates, boosting the performance of risk assets. The markets were also cheered by China’s decision to move off of its zero-COVID policy. As the period ended, however, investor sentiment deteriorated amid signs of reaccelerating inflation and concerns that the U.S. Federal Reserve (Fed) and other central banks would need to continue raising interest rates.
Bond yields generally rose during the period, leading to declining bond prices. Short-term bond yields increased the most, reflecting the central bank rate hikes. From a sector perspective, high-yield corporate bonds largely posted gains for the period, while government securities lagged.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multi-Asset High Income Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
28	Financial statements
32	Financial highlights
37	Notes to financial statements
49	Special shareholder meeting
50	More information
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to provide a high level of current income with consideration for capital appreciation and preservation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2023 (%)

The Primary Blended Index comprises 20% MSCI USA High Dividend Yield Index, 10% MSCI World ex–USA High Dividend Yield Index, 25% Bloomberg U.S. Aggregate Credit – Corporate Investment Grade Index, and 45% Bloomberg Global High Yield (USD Hedged) Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 2/28/2023 (% of net assets)

COUNTRY COMPOSITION AS OF 2/28/2023 (% of net assets)
United States	64.3
Canada	4.1
Japan	3.2
United Kingdom	2.6
Mexico	2.5
France	2.2
Hong Kong	1.9
China	1.9
Luxembourg	1.7
Singapore	1.6
Other countries	14.0
TOTAL	100.0

TOP 5 EQUITY HOLDINGS AS OF 2/28/2023 (% of net assets)
Reinsurance Group of America, Inc.	0.6
Cincinnati Financial Corp.	0.5
AbbVie, Inc.	0.4
CH Robinson Worldwide, Inc.	0.4
General Mills, Inc.	0.4
TOTAL	2.3
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	3

TOP 5 BOND ISSUERS AS OF 2/28/2023 (% of net assets)
Bank of America Corp.	0.9
Petroleos Mexicanos	0.9
Carnival Corp.	0.9
Lincoln National Corp.	0.7
Ford Motor Company	0.6
TOTAL	4.0
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2022, with the same investment held until February 28, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2022, with the same investment held until February 28, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2022	Ending value on 2-28-2023	Expenses paid during period ended 2-28-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,027.30	$4.42	0.88%
	Hypothetical example	1,000.00	1,020.40	4.41	0.88%
Class C	Actual expenses/actual returns	1,000.00	1,024.60	8.18	1.63%
	Hypothetical example	1,000.00	1,016.70	8.15	1.63%
Class I	Actual expenses/actual returns	1,000.00	1,028.70	3.17	0.63%
	Hypothetical example	1,000.00	1,021.70	3.16	0.63%
Class R6	Actual expenses/actual returns	1,000.00	1,029.20	2.67	0.53%
	Hypothetical example	1,000.00	1,022.20	2.66	0.53%
Class NAV	Actual expenses/actual returns	1,000.00	1,030.00	2.62	0.52%
	Hypothetical example	1,000.00	1,022.20	2.61	0.52%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
6	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-28-23 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 0.3%					$396,349
(Cost $542,276)
Argentina 0.1%					162,349
Republic of Argentina Bond (3.500% to 7-9-29, then 4.875% thereafter)	3.500	07-09-41		517,000	162,349
Colombia 0.2%					234,000
Republic of Colombia Bond	6.125	01-18-41		300,000	234,000

Corporate bonds 56.4%					$66,712,430
(Cost $75,459,905)
Communication services 8.4%					9,944,254
Diversified telecommunication services 2.8%
C&W Senior Financing DAC (A)	6.875	09-15-27		440,000	398,640
Cellnex Telecom SA	1.875	06-26-29	EUR	400,000	346,228
Connect Finco SARL (A)	6.750	10-01-26		300,000	277,512
Frontier Florida LLC	6.860	02-01-28		190,000	174,812
IHS Holding, Ltd. (A)	6.250	11-29-28		210,000	171,675
Iliad Holding SASU (A)	5.125	10-15-26	EUR	125,000	124,647
Iliad Holding SASU (A)	6.500	10-15-26		315,000	294,424
Kenbourne Invest SA	4.700	01-22-28		200,000	138,156
Level 3 Financing, Inc. (A)	3.875	11-15-29		300,000	227,313
Level 3 Financing, Inc. (A)	4.250	07-01-28		210,000	143,325
PPF Telecom Group BV	3.125	03-27-26	EUR	325,000	323,662
Telesat Canada (A)	5.625	12-06-26		315,000	164,588
Total Play Telecomunicaciones SA de CV (A)	6.375	09-20-28		260,000	202,124
Total Play Telecomunicaciones SA de CV (A)	7.500	11-12-25		300,000	267,030
Zayo Group Holdings, Inc. (A)	6.125	03-01-28		130,000	81,892
Entertainment 0.4%
AMC Entertainment Holdings, Inc. (A)	7.500	02-15-29		195,000	116,858
Lions Gate Capital Holdings LLC (A)	5.500	04-15-29		258,000	184,323
ROBLOX Corp. (A)	3.875	05-01-30		235,000	193,196
Interactive media and services 0.7%
Arches Buyer, Inc. (A)	6.125	12-01-28		284,000	233,777
Match Group Holdings II LLC (A)	4.125	08-01-30		270,000	223,824
TripAdvisor, Inc. (A)	7.000	07-15-25		390,000	390,523
Media 3.4%
Altice Financing SA (A)	4.250	08-15-29	EUR	100,000	84,842
Altice Financing SA (A)	5.750	08-15-29		255,000	208,542
Altice France SA (A)	8.125	02-01-27		358,000	334,730
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	7

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
CCO Holdings LLC	4.500	05-01-32		400,000	$316,580
CCO Holdings LLC (A)	6.375	09-01-29		375,000	349,626
DISH Network Corp. (A)	11.750	11-15-27		270,000	273,571
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30		500,000	404,184
iHeartCommunications, Inc.	8.375	05-01-27		250,000	220,000
LCPR Senior Secured Financing DAC (A)	5.125	07-15-29		245,000	207,132
News Corp. (A)	5.125	02-15-32		111,000	98,508
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999%)	6.375	03-30-62		720,000	620,352
Sirius XM Radio, Inc. (A)	5.500	07-01-29		400,000	361,000
Stagwell Global LLC (A)	5.625	08-15-29		240,000	206,402
Townsquare Media, Inc. (A)	6.875	02-01-26		112,000	102,623
Virgin Media Finance PLC (A)	5.000	07-15-30		250,000	203,750
Wireless telecommunication services 1.1%
Millicom International Cellular SA (A)	6.250	03-25-29		373,500	339,885
SoftBank Group Corp.	5.125	09-19-27		265,000	235,422
SoftBank Group Corp. (6.000% to 7-19-23, then 5 Year ICE Swap Rate + 4.226%) (B)	6.000	07-19-23		360,000	349,937
Vmed O2 UK Financing I PLC (A)	3.250	01-31-31	EUR	420,000	348,639
Consumer discretionary 8.3%					9,857,617
Automobiles 0.9%
Ford Motor Company	3.250	02-12-32		71,000	53,826
Ford Motor Company	5.291	12-08-46		400,000	313,000
Ford Motor Credit Company LLC	4.063	11-01-24		400,000	384,580
Nissan Motor Acceptance Company LLC (A)	2.000	03-09-26		370,000	324,817
Diversified consumer services 0.8%
GEMS MENASA Cayman, Ltd. (A)	7.125	07-31-26		325,000	317,583
Sotheby’s (A)	7.375	10-15-27		300,000	283,014
Stena International SA (A)	6.125	02-01-25		400,000	385,842
Hotels, restaurants and leisure 5.7%
Affinity Interactive (A)	6.875	12-15-27		305,000	272,045
Allwyn International AS (A)	3.875	02-15-27	EUR	450,000	438,935
Caesars Entertainment, Inc. (A)	7.000	02-15-30		352,000	354,640
Carnival Corp. (A)	5.750	03-01-27		230,000	189,207
Carnival Corp. (A)	6.000	05-01-29		662,000	515,566
Carnival Corp. (A)	7.625	03-01-26		110,000	98,750
Carnival Holdings Bermuda, Ltd. (A)	10.375	05-01-28		200,000	214,000
CEC Entertainment LLC (A)	6.750	05-01-26		260,000	241,876
8	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Choice Hotels International, Inc.	3.700	12-01-29		260,000	$226,108
Hilton Grand Vacations Borrower Escrow LLC (A)	5.000	06-01-29		370,000	324,728
International Game Technology PLC (A)	5.250	01-15-29		240,000	222,727
International Game Technology PLC (A)	6.250	01-15-27		481,000	471,582
MGM Resorts International	6.750	05-01-25		425,000	426,049
Mohegan Tribal Gaming Authority (A)	8.000	02-01-26		365,000	341,921
New Red Finance, Inc. (A)	4.375	01-15-28		280,000	250,341
Resorts World Las Vegas LLC (A)	4.625	04-16-29		500,000	395,125
Resorts World Las Vegas LLC	4.625	04-16-29		200,000	158,050
Royal Caribbean Cruises, Ltd. (A)	9.250	01-15-29		270,000	286,397
Sands China, Ltd.	5.625	08-08-25		200,000	193,894
Studio City Company, Ltd. (A)	7.000	02-15-27		200,000	187,988
Travel + Leisure Company (A)	4.500	12-01-29		175,000	146,971
Travel + Leisure Company	6.600	10-01-25		130,000	129,589
Travel + Leisure Company (A)	6.625	07-31-26		280,000	274,468
Wynn Macau, Ltd.	4.875	10-01-24		200,000	191,135
Yum! Brands, Inc. (A)	4.750	01-15-30		250,000	227,813
Household durables 0.3%
KB Home	4.000	06-15-31		251,000	204,999
KB Home	7.250	07-15-30		80,000	78,337
TopBuild Corp. (A)	3.625	03-15-29		130,000	108,353
Internet and direct marketing retail 0.4%
Meituan	2.125	10-28-25		200,000	179,758
Prosus NV (A)	2.031	08-03-32	EUR	170,000	128,651
Prosus NV (A)	3.832	02-08-51		200,000	121,137
Multiline retail 0.1%
Macy’s Retail Holdings LLC (A)	5.875	03-15-30		25,000	22,037
Macy’s Retail Holdings LLC (A)	6.125	03-15-32		25,000	21,500
Specialty retail 0.1%
Group 1 Automotive, Inc. (A)	4.000	08-15-28		175,000	150,278
Consumer staples 1.5%					1,813,985
Food and staples retailing 0.1%
U.S. Foods, Inc. (A)	4.750	02-15-29		195,000	175,740
Food products 1.0%
Darling Ingredients, Inc. (A)	6.000	06-15-30		125,000	120,781
JBS USA LUX SA (A)	5.750	04-01-33		280,000	261,162
MARB BondCo PLC (A)	3.950	01-29-31		215,000	153,725
Post Holdings, Inc. (A)	4.500	09-15-31		300,000	252,621
Ulker Biskuvi Sanayi AS (A)	6.950	10-30-25		505,000	430,755
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	9

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Household products 0.3%
Edgewell Personal Care Company (A)	4.125	04-01-29	160,000	$136,453
Edgewell Personal Care Company (A)	5.500	06-01-28	170,000	158,748
Personal products 0.1%
Oriflame Investment Holding PLC (A)	5.125	05-04-26	200,000	124,000
Energy 7.3%				8,643,321
Oil, gas and consumable fuels 7.3%
Antero Midstream Partners LP (A)	5.375	06-15-29	190,000	171,000
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	180,000	156,600
Cheniere Energy Partners LP	3.250	01-31-32	125,000	100,186
Cheniere Energy Partners LP	4.000	03-01-31	230,000	198,179
Cheniere Energy Partners LP	4.500	10-01-29	143,000	129,774
Crestwood Midstream Partners LP (A)	8.000	04-01-29	68,000	67,660
Delek Logistics Partners LP (A)	7.125	06-01-28	185,000	162,800
Ecopetrol SA	5.875	05-28-45	285,000	187,939
Enbridge, Inc. (7.625% to 1-15-33, then 5 Year CMT + 4.418% to 1-15-53, then 5 Year CMT + 5.168%)	7.625	01-15-83	625,000	635,156
Energean Israel Finance, Ltd. (A)	5.375	03-30-28	100,000	89,815
Energean Israel Finance, Ltd. (A)	5.875	03-30-31	190,000	165,411
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30	830,000	737,870
EQM Midstream Partners LP (A)	4.750	01-15-31	205,000	166,563
EQM Midstream Partners LP (A)	7.500	06-01-30	218,000	207,693
Genesis Energy LP	7.750	02-01-28	215,000	205,863
Greenko Solar Mauritius, Ltd.	5.950	07-29-26	200,000	183,840
Hess Midstream Operations LP (A)	5.500	10-15-30	50,000	45,000
Indika Energy Capital IV Pte, Ltd.	8.250	10-22-25	300,000	296,638
Inversiones Latin America Power, Ltda. (A)	5.125	06-15-33	193,726	87,164
Leviathan Bond, Ltd. (A)	6.750	06-30-30	260,000	242,625
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31	284,646	233,434
Medco Bell Pte, Ltd.	6.375	01-30-27	200,000	183,260
MEG Energy Corp. (A)	5.875	02-01-29	87,000	81,142
New Fortress Energy, Inc. (A)	6.500	09-30-26	250,000	228,750
NuStar Logistics LP	6.375	10-01-30	235,000	220,019
Occidental Petroleum Corp.	6.375	09-01-28	135,000	136,403
Occidental Petroleum Corp.	6.625	09-01-30	135,000	138,713
Parkland Corp. (A)	5.875	07-15-27	350,000	328,286
Petroleos del Peru SA (A)	5.625	06-19-47	495,000	329,027
Petroleos Mexicanos	6.625	06-15-35	635,000	466,194
10	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Petroleos Mexicanos	7.470	11-12-26	MXN	12,562,500	$578,802
Plains All American Pipeline LP (3 month LIBOR + 4.110%) (B)(C)	8.974	03-31-23		380,000	349,581
Southwestern Energy Company	4.750	02-01-32		95,000	81,636
Sunoco LP	4.500	04-30-30		132,000	114,378
Talos Production, Inc.	12.000	01-15-26		100,000	105,537
The Oil and Gas Holding Company BSCC (A)	7.500	10-25-27		450,000	464,289
Venture Global Calcasieu Pass LLC (A)	4.125	08-15-31		225,000	193,500
Venture Global Calcasieu Pass LLC (A)	6.250	01-15-30		175,000	172,594
Financials 10.6%					12,579,720
Banks 7.0%
Axis Bank, Ltd. (4.100% to 9-8-26, then 5 Year CMT + 3.315%) (A)(B)	4.100	09-08-26		200,000	167,841
Bank of America Corp. (6.100% to 3-17-25, then 3 month LIBOR + 3.898%) (B)	6.100	03-17-25		650,000	643,500
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)	6.125	04-27-27		480,000	467,904
Barclays PLC (8.000% to 3-15-29, then 5 Year CMT + 5.431%) (B)	8.000	03-15-29		550,000	539,110
BNP Paribas SA (6.625% to 3-25-24, then 5 Year U.S. Swap Rate + 4.149%) (A)(B)	6.625	03-25-24		352,000	345,801
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (B)	7.375	05-15-28		660,000	660,000
Credit Agricole SA (4.750% to 3-23-29, then 5 Year CMT + 3.237%) (A)(B)	4.750	03-23-29		275,000	226,160
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(B)	8.125	12-23-25		385,000	389,039
Freedom Mortgage Corp. (A)	8.250	04-15-25		261,000	247,249
HSBC Holdings PLC (8.000% to 3-7-28, then 5 Year CMT + 3.858%) (B)	8.000	03-07-28		200,000	200,000
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)	6.500	04-16-25		440,000	421,344
JPMorgan Chase & Co. (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%) (B)	4.600	02-01-25		420,000	389,613
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	11

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (A)(B)	5.375	11-18-30	400,000	$329,680
Societe Generale SA (7.875% to 12-18-23, then 5 Year U.S. Swap Rate + 4.979%) (A)(B)	7.875	12-18-23	353,000	352,118
SVB Financial Group (4.700% to 11-15-31, then 10 Year CMT + 3.064%) (B)	4.700	11-15-31	1,045,000	720,244
The Bank of East Asia, Ltd. (5.825% to 10-21-25, then 5 Year CMT + 5.527%) (B)	5.825	10-21-25	250,000	233,750
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82	690,000	729,184
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)	6.000	05-15-27	245,000	236,915
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)	6.250	03-15-30	374,000	361,845
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82	680,000	709,750
Capital markets 0.4%
Guangxi Financial Investment Group Company, Ltd.	3.600	11-18-23	200,000	191,096
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (B)	5.375	06-01-25	300,000	295,500
Consumer finance 0.3%
Ally Financial, Inc.	7.100	11-15-27	300,000	311,457
Unifin Financiera SAB de CV (A)(D)	9.875	01-28-29	475,000	17,813
Diversified financial services 0.4%
Corebridge Financial, Inc. (6.875% to 9-15-27, then 5 Year CMT + 3.846%) (A)	6.875	12-15-52	450,000	444,882
Insurance 2.3%
Alliant Holdings Intermediate LLC (A)	6.750	04-15-28	256,000	250,371
Lincoln National Corp. (9.250% to 12-1-27, then 5 Year CMT + 5.318%) (B)	9.250	12-01-27	695,000	759,549
Markel Corp. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (B)	6.000	06-01-25	400,000	394,932
Prudential Financial, Inc. (5.125% to 11-28-31, then 5 Year CMT + 3.162%)	5.125	03-01-52	245,000	223,893
12	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Insurance (continued)
Prudential Financial, Inc. (6.000% to 6-1-32, then 5 Year CMT + 3.234%)	6.000	09-01-52		500,000	$482,332
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (A)(B)	6.500	11-13-26		800,000	602,000
Thrifts and mortgage finance 0.2%
Nationstar Mortgage Holdings, Inc. (A)	5.125	12-15-30		125,000	96,848
Nationstar Mortgage Holdings, Inc. (A)	6.000	01-15-27		150,000	138,000
Health care 1.7%					1,954,812
Health care equipment and supplies 0.2%
Varex Imaging Corp. (A)	7.875	10-15-27		204,000	199,919
Health care providers and services 1.1%
Centene Corp.	3.375	02-15-30		260,000	219,383
DaVita, Inc. (A)	3.750	02-15-31		245,000	185,000
DaVita, Inc. (A)	4.625	06-01-30		400,000	329,668
Rede D’or Finance Sarl (A)	4.500	01-22-30		200,000	169,400
Select Medical Corp. (A)	6.250	08-15-26		330,000	315,150
U.S. Renal Care, Inc. (A)	10.625	07-15-27		250,000	79,506
Pharmaceuticals 0.4%
Organon & Company (A)	5.125	04-30-31		295,000	250,381
Viatris, Inc.	4.000	06-22-50		320,000	206,405
Industrials 5.6%					6,636,682
Aerospace and defense 0.5%
Embraer Netherlands Finance BV (A)	6.950	01-17-28		265,000	265,713
Howmet Aerospace, Inc.	5.950	02-01-37		15,000	14,699
TransDigm, Inc. (A)	6.750	08-15-28		322,000	320,390
Air freight and logistics 0.2%
Simpar Europe SA (A)	5.200	01-26-31		200,000	139,750
Simpar Finance Sarl (A)	10.750	02-12-28	BRL	1,190,000	164,813
Airlines 0.6%
American Airlines 2017-1 Class B Pass Through Trust	4.950	02-15-25		85,586	83,022
American Airlines, Inc. (A)	5.750	04-20-29		210,000	199,734
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27		150,907	148,266
United Airlines, Inc. (A)	4.375	04-15-26		295,000	277,648
Building products 0.4%
Builders FirstSource, Inc. (A)	5.000	03-01-30		500,000	450,326
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	13

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Commercial services and supplies 1.6%
Albion Financing 1 SARL (A)	5.250	10-15-26	EUR	100,000	$96,513
Albion Financing 1 SARL (A)	6.125	10-15-26		200,000	178,844
Allied Universal Holdco LLC (A)	6.000	06-01-29		275,000	204,868
Allied Universal Holdco LLC (A)	6.625	07-15-26		330,000	313,421
APX Group, Inc. (A)	6.750	02-15-27		200,000	192,001
Cimpress PLC	7.000	06-15-26		350,000	259,438
Clean Harbors, Inc. (A)	6.375	02-01-31		153,000	151,911
Elis SA	1.625	04-03-28	EUR	300,000	270,581
Prime Security Services Borrower LLC (A)	3.375	08-31-27		225,000	194,601
Construction and engineering 1.0%
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29		300,000	250,355
IHS Netherlands Holdco BV (A)	8.000	09-18-27		400,000	361,800
MasTec, Inc. (A)	6.625	08-15-29		160,000	144,562
Tutor Perini Corp. (A)	6.875	05-01-25		240,000	200,600
Williams Scotsman International, Inc. (A)	6.125	06-15-25		211,000	207,130
Electrical equipment 0.2%
Atkore, Inc. (A)	4.250	06-01-31		125,000	108,820
Vertiv Group Corp. (A)	4.125	11-15-28		199,000	172,889
Machinery 0.2%
Madison IAQ LLC (A)	5.875	06-30-29		124,000	98,720
TK Elevator Holdco GmbH (A)	6.625	07-15-28	EUR	117,000	105,368
Road and rail 0.3%
Uber Technologies, Inc. (A)	8.000	11-01-26		400,000	406,091
Trading companies and distributors 0.3%
Alta Equipment Group, Inc. (A)	5.625	04-15-26		125,000	116,945
Ashtead Capital, Inc. (A)	5.500	08-11-32		200,000	191,777
Transportation infrastructure 0.3%
GMR Hyderabad International Airport, Ltd.	4.250	10-27-27		200,000	173,600
JSW Infrastructure, Ltd. (A)	4.950	01-21-29		200,000	171,486
Information technology 2.8%					3,269,820
Communications equipment 0.1%
CommScope, Inc. (A)	8.250	03-01-27		115,000	97,750
IT services 1.0%
Block, Inc.	3.500	06-01-31		500,000	403,950
Sabre GLBL, Inc. (A)	7.375	09-01-25		179,000	167,547
Sixsigma Networks Mexico SA de CV (A)	7.500	05-02-25		650,000	591,508
14	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment 0.5%
Entegris Escrow Corp. (A)	4.750	04-15-29	324,000	$294,591
Qorvo, Inc. (A)	3.375	04-01-31	330,000	264,089
Software 0.6%
Consensus Cloud Solutions, Inc. (A)	6.000	10-15-26	141,000	128,318
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28	275,000	239,938
NCR Corp. (A)	5.125	04-15-29	95,000	81,132
NCR Corp. (A)	5.250	10-01-30	185,000	152,951
Ziff Davis, Inc. (A)	4.625	10-15-30	180,000	151,830
Technology hardware, storage and peripherals 0.6%
Seagate HDD Cayman Company	4.125	01-15-31	109,000	90,436
Seagate HDD Cayman Company (A)	9.625	12-01-32	392,800	429,380
Xerox Holdings Corp. (A)	5.500	08-15-28	210,000	176,400
Materials 3.8%				4,473,905
Chemicals 0.9%
Braskem Idesa SAPI (A)	6.990	02-20-32	400,000	278,480
Cydsa SAB de CV (A)	6.250	10-04-27	250,000	233,750
ICL Group, Ltd. (A)	6.375	05-31-38	400,000	394,396
SCIL IV LLC (A)	5.375	11-01-26	200,000	179,748
Construction materials 0.7%
Cemex SAB de CV (A)	3.875	07-11-31	400,000	322,000
Standard Industries, Inc. (A)	5.000	02-15-27	210,000	194,005
West China Cement, Ltd.	4.950	07-08-26	400,000	340,484
Containers and packaging 0.5%
Ardagh Packaging Finance PLC (A)	5.250	08-15-27	340,000	279,225
Clydesdale Acquisition Holdings, Inc. (A)	8.750	04-15-30	150,000	135,507
Graham Packaging Company, Inc. (A)	7.125	08-15-28	120,000	103,213
Sealed Air Corp. (A)	6.125	02-01-28	87,000	85,691
Metals and mining 1.7%
Adaro Indonesia PT	4.250	10-31-24	250,000	238,750
Chalieco Hong Kong Corp., Ltd. (5.000% to 5-21-23, then 3 Year CMT + 6.380%) (B)	5.000	05-21-23	200,000	198,620
CSN Resources SA (A)	5.875	04-08-32	265,000	221,919
First Quantum Minerals, Ltd. (A)	7.500	04-01-25	450,000	436,503
Gold Fields Orogen Holdings BVI, Ltd. (A)	6.125	05-15-29	475,000	468,610
QVC, Inc.	4.375	09-01-28	37,000	20,616
Volcan Cia Minera SAA (A)	4.375	02-11-26	430,000	342,388
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	15

	Rate (%)	Maturity date	Par value^	Value
Real estate 2.7%				$3,203,704
Equity real estate investment trusts 1.2%
Diversified Healthcare Trust	9.750	06-15-25	245,000	237,403
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	245,000	202,061
RHP Hotel Properties LP (A)	4.500	02-15-29	230,000	200,204
Uniti Group LP (A)	10.500	02-15-28	194,000	194,039
VICI Properties LP (A)	4.625	12-01-29	465,000	416,622
XHR LP (A)	4.875	06-01-29	240,000	205,013
Real estate management and development 1.5%
Agile Group Holdings, Ltd.	6.050	10-13-25	200,000	109,981
Central China Real Estate, Ltd.	7.250	07-16-24	200,000	62,000
Central China Real Estate, Ltd.	7.900	11-07-23	200,000	72,926
China SCE Group Holdings, Ltd.	7.375	04-09-24	200,000	116,100
CIFI Holdings Group Company, Ltd.	6.000	07-16-25	200,000	50,266
Country Garden Holdings Company, Ltd.	3.125	10-22-25	200,000	128,344
Country Garden Holdings Company, Ltd.	5.625	01-14-30	350,000	218,116
Greenland Global Investment, Ltd.	6.750	03-03-26	400,000	184,200
Hopson Development Holdings, Ltd.	6.800	12-28-23	250,000	232,003
KWG Group Holdings, Ltd.	6.000	01-14-24	237,500	125,287
Longfor Group Holdings, Ltd.	3.950	09-16-29	200,000	156,603
Powerlong Real Estate Holdings, Ltd.	6.250	08-10-24	200,000	55,000
RKPF Overseas 2019 A, Ltd.	6.000	09-04-25	200,000	169,270
Sunac China Holdings, Ltd.	7.500	02-01-24	200,000	52,409
Zhenro Properties Group, Ltd. (D)	7.875	04-14-24	200,000	15,857
Utilities 3.7%				4,334,610
Electric utilities 2.2%
Edison International (5.000% to 12-15-26, then 5 Year CMT + 3.901%) (B)	5.000	12-15-26	350,000	301,410
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (B)	5.375	03-15-26	300,000	273,099
Light Servicos de Eletricidade SA (A)	4.375	06-18-26	395,000	172,117
NextEra Energy Capital Holdings, Inc. (5.650% to 5-1-29, then 3 month LIBOR + 3.156%)	5.650	05-01-79	800,000	740,000
NRG Energy, Inc. (A)	3.625	02-15-31	160,000	124,060
PPL Capital Funding, Inc. (3 month LIBOR + 2.665%) (C)	7.395	03-30-67	550,000	498,520
Southern California Edison Company (3 month LIBOR + 4.199%) (B)(C)	9.013	03-31-23	450,000	445,500
Gas utilities 0.4%
AmeriGas Partners LP	5.750	05-20-27	300,000	277,494
16	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Gas utilities (continued)
Superior Plus LP (A)	4.500	03-15-29	245,000	$212,827
Independent power and renewable electricity producers 0.9%
Adani Green Energy, Ltd. (A)	4.375	09-08-24	200,000	162,167
India Clean Energy Holdings (A)	4.500	04-18-27	300,000	233,447
Vistra Corp. (7.000% to 12-15-26, then 5 Year CMT + 5.740%) (A)(B)	7.000	12-15-26	325,000	303,982
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (A)(B)	8.000	10-15-26	320,000	307,200
Multi-utilities 0.2%

Sempra Energy (4.875% to 10-15-25, then 5 Year CMT + 4.550%) (B)	4.875	10-15-25	300,000	282,787
Convertible bonds 0.2%				$239,655
(Cost $249,266)
Communication services 0.2%				239,655
Media 0.2%

DISH Network Corp.	3.375	08-15-26	375,000	239,655
Capital preferred securities 0.2%				$258,138
(Cost $292,200)
Financials 0.2%				258,138
Insurance 0.2%

MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month LIBOR + 3.960%) (A)	7.875	12-15-67	240,000	258,138
Term loans (E) 1.5%				$1,748,244
(Cost $1,876,871)
Communication services 0.5%				625,669
Interactive media and services 0.1%
Arches Buyer, Inc., 2021 Term Loan B (1 month SOFR + 3.250%)	7.968	12-06-27	185,000	173,900
Media 0.4%
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month LIBOR + 5.500%)	10.135	09-01-27	330,000	317,074
Dotdash Meredith, Inc., Term Loan B (3 month SOFR + 4.000%)	8.668	12-01-28	153,063	134,695
Health care 0.5%				577,490
Health care providers and services 0.2%
Cano Health LLC, 2022 Term Loan (1 month SOFR + 4.000%)	8.718	11-23-27	227,625	184,620
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	17

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Mamba Purchaser, Inc., 2021 Term Loan (1 month LIBOR + 3.500%)	8.135	10-16-28	99,250	$98,009
Pharmaceuticals 0.3%
Bausch Health Companies, Inc., 2022 Term Loan B (1 month SOFR + 5.250%)	9.914	02-01-27	374,750	294,861
Industrials 0.4%				434,949
Airlines 0.4%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month LIBOR + 4.750%)	9.558	04-20-28	425,000	434,949
Information technology 0.1%				110,136
Software 0.1%

Quest Software, Inc., 2022 Term Loan (3 month SOFR + 4.250%)	9.076	02-01-29	128,355	110,136
Collateralized mortgage obligations 0.5%				$556,803
(Cost $552,387)
Commercial and residential 0.5%				556,803
BBCMS Mortgage Trust
Series 2017-DELC, Class E (1 month LIBOR + 2.625%) (A)(C)	7.213	08-15-36	143,000	141,411
BX Commercial Mortgage Trust

Series 2019-XL, Class F (1 month CME Term SOFR + 2.114%) (A)(C)	6.677	10-15-36	425,000	415,392
Asset backed securities 1.5%				$1,745,814
(Cost $1,905,921)
Asset backed securities 1.5%				1,745,814
Concord Music Royalties LLC
Series 2022-1A, Class A2 (A)	6.500	01-20-73	285,000	278,678
Driven Brands Funding LLC
Series 2019-1A, Class A2 (A)	4.641	04-20-49	523,200	487,627
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (A)	4.970	08-25-49	122,500	109,177
Neighborly Issuer
Series 2023-1A, Class A2 (A)	7.308	01-30-53	428,000	412,188
Sonic Capital LLC
Series 2020-1A, Class A2II (A)	4.336	01-20-50	196,950	176,173
VR Funding LLC
Series 2020-1A, Class A (A)	2.790	11-15-50	338,379	281,971

18	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Common stocks 30.5%		$36,078,457
(Cost $35,900,532)
Communication services 3.5%		4,205,556
Diversified telecommunication services 3.0%
AT&T, Inc.	23,860	451,193
BCE, Inc.	5,496	243,161
Deutsche Telekom AG	11,713	262,875
HKT Trust & HKT, Ltd.	190,161	247,228
Koninklijke KPN NV	78,067	267,614
Proximus SADP	24,836	228,711
Spark New Zealand, Ltd.	74,919	231,318
Swisscom AG	419	258,541
Telefonica SA	66,119	269,731
Telia Company AB	97,148	250,873
Telstra Corp., Ltd.	88,289	246,678
TELUS Corp.	10,374	206,264
Verizon Communications, Inc.	11,850	459,899
Media 0.3%
Comcast Corp., Class A	9,088	337,801
Wireless telecommunication services 0.2%
SoftBank Corp.	21,600	243,669
Consumer discretionary 0.6%		734,127
Distributors 0.4%
Genuine Parts Company	2,675	473,101
Household durables 0.2%
Garmin, Ltd.	2,660	261,026
Consumer staples 6.0%		7,055,054
Beverages 0.8%
PepsiCo, Inc.	2,786	483,455
The Coca-Cola Company	7,847	466,975
Food and staples retailing 0.1%
J Sainsbury PLC	39,792	128,332
Food products 2.8%
Campbell Soup Company	9,153	480,716
Conagra Brands, Inc.	12,957	471,764
General Mills, Inc.	6,142	488,350
Kellogg Company	6,872	453,140
Mondelez International, Inc., Class A	7,409	482,919
The J.M. Smucker Company	3,180	470,290
Tyson Foods, Inc., Class A	7,301	432,511
Household products 1.4%
Colgate-Palmolive Company	6,075	445,298
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	19

	Shares	Value
Consumer staples (continued)
Household products (continued)
Kimberly-Clark Corp.	3,663	$458,058
The Clorox Company	2,039	316,942
The Procter & Gamble Company	3,381	465,090
Personal products 0.2%
Unilever PLC	5,000	248,937
Tobacco 0.7%
British American Tobacco PLC	6,845	259,054
Imperial Brands PLC	10,337	249,031
Japan Tobacco, Inc.	12,500	254,192
Energy 1.1%		1,328,627
Oil, gas and consumable fuels 1.1%
Chevron Corp.	2,541	408,517
Enbridge, Inc.	6,231	233,760
ENEOS Holdings, Inc.	70,100	240,995
Exxon Mobil Corp.	4,052	445,355
Financials 4.4%		5,188,948
Banks 1.7%
Bank Leumi Le-Israel BM	23,069	179,351
BOC Hong Kong Holdings, Ltd.	68,972	233,425
CaixaBank SA	24,623	105,728
M&T Bank Corp.	3,078	477,983
Oversea-Chinese Banking Corp., Ltd.	26,100	245,301
U.S. Bancorp	9,798	467,659
United Overseas Bank, Ltd.	11,300	250,472
Capital markets 0.2%
Daiwa Securities Group, Inc.	50,500	241,387
Diversified financial services 0.2%
Mitsubishi HC Capital, Inc.	48,600	253,719
Insurance 2.3%
Baloise Holding AG	1,565	260,614
Cincinnati Financial Corp.	4,503	543,512
Erie Indemnity Company, Class A	1,692	398,280
Everest Re Group, Ltd.	598	229,614
MS&AD Insurance Group Holdings, Inc.	7,800	255,248
Sampo OYJ, A Shares	4,922	239,604
Sompo Holdings, Inc.	5,700	244,707
The Allstate Corp.	2,455	316,155
Zurich Insurance Group AG	519	246,189
20	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care 4.5%		$5,315,934
Biotechnology 1.2%
AbbVie, Inc.	3,235	497,867
Amgen, Inc.	1,916	443,861
Gilead Sciences, Inc.	5,728	461,276
Health care equipment and supplies 0.4%
Medtronic PLC	5,886	487,361
Health care providers and services 0.8%
Cardinal Health, Inc.	5,952	450,626
CVS Health Corp.	5,444	454,792
Pharmaceuticals 2.1%
Bristol-Myers Squibb Company	6,555	452,033
GSK PLC	14,706	251,927
Johnson & Johnson	2,917	447,059
Merck & Company, Inc.	4,465	474,362
Orion OYJ, Class B	4,420	208,276
Pfizer, Inc.	10,767	436,817
Takeda Pharmaceutical Company, Ltd.	8,100	249,677
Industrials 2.9%		3,444,152
Aerospace and defense 0.2%
BAE Systems PLC	24,325	262,715
Air freight and logistics 0.8%
CH Robinson Worldwide, Inc.	4,889	488,704
United Parcel Service, Inc., Class B	2,655	484,511
Industrial conglomerates 0.8%
3M Company	4,213	453,909
CK Hutchison Holdings, Ltd.	39,112	233,547
Jardine Cycle & Carriage, Ltd.	11,600	255,724
Machinery 0.6%
Cummins, Inc.	1,926	468,172
Snap-on, Inc.	743	184,769
Marine 0.1%
SITC International Holdings Company, Ltd.	47,145	98,625
Trading companies and distributors 0.4%
Fastenal Company	4,813	248,158
Marubeni Corp.	7,700	98,299
Sumitomo Corp.	9,800	167,019
Information technology 2.1%		2,494,105
Communications equipment 0.4%
Cisco Systems, Inc.	9,921	480,375
Electronic equipment, instruments and components 0.2%
Venture Corp., Ltd.	17,700	225,403
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	21

	Shares	Value
Information technology (continued)
IT services 0.9%
IBM Corp.	3,599	$465,351
Paychex, Inc.	4,320	476,928
The Western Union Company	12,549	162,635
Semiconductors and semiconductor equipment 0.4%
Texas Instruments, Inc.	2,476	424,510
Software 0.2%
Oracle Corp.	3,800	258,903
Materials 0.8%		921,030
Chemicals 0.5%
Air Products & Chemicals, Inc.	565	161,579
Sumitomo Chemical Company, Ltd.	38,700	135,605
Tosoh Corp.	19,700	268,101
Containers and packaging 0.3%
Packaging Corp. of America	2,602	355,745
Real estate 0.6%		684,488
Equity real estate investment trusts 0.4%
CapitaLand Ascendas REIT	112,600	231,265
CapitaLand Integrated Commercial Trust	143,500	206,425
Real estate management and development 0.2%
CK Asset Holdings, Ltd.	39,349	246,798
Utilities 4.0%		4,706,436
Electric utilities 1.7%
Alliant Energy Corp.	8,801	451,227
CK Infrastructure Holdings, Ltd.	35,686	188,239
CLP Holdings, Ltd.	31,922	225,746
Endesa SA	4,871	95,520
Power Assets Holdings, Ltd.	35,790	191,433
Red Electrica Corp. SA	13,042	216,348
The Kansai Electric Power Company, Inc.	24,800	232,965
Xcel Energy, Inc.	6,962	449,536
Gas utilities 0.6%
Atmos Energy Corp.	4,132	466,131
Snam SpA	49,714	244,243
Multi-utilities 1.7%
Algonquin Power & Utilities Corp.	13,400	365,284
Ameren Corp.	5,457	451,348
Canadian Utilities, Ltd., Class A	8,467	222,084
CMS Energy Corp.	7,643	450,708

WEC Energy Group, Inc.	5,139	455,624
22	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value

Preferred securities 2.2%		$2,637,369
(Cost $2,932,144)
Communication services 0.3%		373,923
Wireless telecommunication services 0.3%
Telephone & Data Systems, Inc., 6.625%	20,125	373,923
Consumer discretionary 0.1%		125,650
Internet and direct marketing retail 0.1%
Qurate Retail, Inc., 8.000%	2,500	125,650
Financials 1.3%		1,555,820
Banks 0.7%
Huntington Bancshares, Series J, 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%)	16,025	403,510
PacWest Bancorp, 7.750% (7.750% to 9-1-27, then 5 Year CMT + 4.820%)	17,675	449,299
Insurance 0.6%
Reinsurance Group of America, Inc., 7.125% (7.125% to 10-15-27, then 5 Year CMT + 3.456%)	26,700	703,011
Industrials 0.1%		154,675
Trading companies and distributors 0.1%
FTAI Aviation, Ltd., 8.250% (8.250% to 6-15-26, then 5 Year CMT + 7.378%)	6,725	154,675
Real estate 0.2%		214,542
Equity real estate investment trusts 0.2%
Pebblebrook Hotel Trust, 6.375%	10,275	214,542
Utilities 0.2%		212,759
Electric utilities 0.2%

SCE Trust VI, 5.000%	10,564	212,759
Exchange-traded funds 0.3%		$374,654
(Cost $387,652)
iShares MSCI Emerging Markets ETF	9,800	374,654

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 6.0%				$7,041,837
(Cost $7,042,263)
U.S. Government 2.1%				2,472,641
U.S. Treasury Bill (F)	4.515	05-25-23	2,500,000	2,472,641

	Yield (%)	Shares	Value
Short-term funds 3.9%			4,569,196
John Hancock Collateral Trust (G)	4.5832(H)	457,125	4,569,196

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	23

Total investments (Cost $127,141,417) 99.6%	$117,789,750
Other assets and liabilities, net 0.4%	511,384
Total net assets 100.0%	$118,301,134

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso

Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $42,514,000 or 35.9% of the fund’s net assets as of 2-28-23.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Non-income producing - Issuer is in default.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	The rate shown is the annualized seven-day yield as of 2-28-23.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
24	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
MXN	220,000	USD	11,970	MSCS	3/15/2023	$25	—
USD	1,174,841	EUR	1,090,925	RBC	3/15/2023	20,068	—
USD	557,319	MXN	10,780,000	GSI	3/15/2023	—	$(30,422)
USD	21,615	MXN	410,000	MSCS	3/15/2023	—	(739)
						$20,093	$(31,161)
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	42.00	Mar 2023	29	2,900	$521	$(15)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	42.00	Mar 2023	25	2,500	599	(38)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	41.00	Mar 2023	29	2,900	608	(102)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	40.00	Mar 2023	27	2,700	620	(432)
							$2,348	$(587)
Puts
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	39.50	Mar 2023	50	5,000	$3,598	$(7,200)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	38.50	Mar 2023	52	5,200	3,842	(4,368)
							$7,440	$(11,568)
							$9,788	$(12,155)

Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
GSI	FTSE 100 Index	GBP	7,950.00	Mar 2023	2	2	$90	$(13)
CITI	FTSE 100 Index	GBP	8,050.00	Mar 2023	4	4	40	(28)
GSI	FTSE 100 Index	GBP	8,075.00	Mar 2023	5	5	182	(114)
GSI	Nikkei 225 Index	JPY	28,375.00	Mar 2023	530	530	376	(2)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	25

Options on index (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
CITI	Nikkei 225 Index	JPY	28,125.00	Mar 2023	541	541	$505	$(158)
GSI	Nikkei 225 Index	JPY	28,125.00	Mar 2023	562	562	280	(434)
GSI	Nikkei 225 Index	JPY	28,125.00	Mar 2023	562	562	469	(582)
							$1,942	$(1,331)
Exchange-traded	EURO STOXX 50 Index	EUR	4,300.00	Mar 2023	2	20	489	(130)
Exchange-traded	EURO STOXX 50 Index	EUR	4,350.00	Mar 2023	3	30	695	(240)
Exchange-traded	EURO STOXX 50 Index	EUR	4,375.00	Mar 2023	3	30	801	(417)
Exchange-traded	EURO STOXX 50 Index	EUR	4,375.00	Mar 2023	3	30	862	(593)
Exchange-traded	FTSE 100 Index	GBP	8,100.00	Mar 2023	1	10	410	(93)
Exchange-traded	S&P 500 Index	USD	4,225.00	Mar 2023	2	200	5,768	(5)
Exchange-traded	S&P 500 Index	USD	4,235.00	Mar 2023	2	200	7,198	(70)
Exchange-traded	S&P 500 Index	USD	4,160.00	Mar 2023	3	300	8,564	(1,710)
Exchange-traded	S&P 500 Index	USD	4,135.00	Mar 2023	2	200	5,970	(3,520)
							$30,757	$(6,778)
Puts
GSI	FTSE 100 Index	GBP	7,800.00	Mar 2023	6	6	$556	$(95)
CITI	FTSE 100 Index	GBP	7,875.00	Mar 2023	6	6	557	(485)
GSI	FTSE 100 Index	GBP	7,925.00	Mar 2023	6	6	758	(940)
GSI	Nikkei 225 Index	JPY	27,625.00	Mar 2023	381	381	1,007	(695)
CITI	Nikkei 225 Index	JPY	27,375.00	Mar 2023	386	386	846	(632)
GSI	Nikkei 225 Index	JPY	27,375.00	Mar 2023	392	392	963	(960)
GSI	Nikkei 225 Index	JPY	27,375.00	Mar 2023	397	397	860	(1,225)
							$5,547	$(5,032)
Exchange-traded	EURO STOXX 50 Index	EUR	4,200.00	Mar 2023	3	30	1,985	(401)
Exchange-traded	EURO STOXX 50 Index	EUR	4,225.00	Mar 2023	3	30	2,208	(1,220)
Exchange-traded	EURO STOXX 50 Index	EUR	4,250.00	Mar 2023	3	30	2,162	(2,059)
Exchange-traded	EURO STOXX 50 Index	EUR	4,250.00	Mar 2023	3	30	2,223	(2,453)
Exchange-traded	FTSE 100 Index	GBP	7,975.00	Mar 2023	1	10	1,233	(1,864)
Exchange-traded	S&P 500 Index	USD	4,115.00	Mar 2023	2	200	13,887	(29,180)
Exchange-traded	S&P 500 Index	USD	4,100.00	Mar 2023	2	200	14,663	(27,020)
Exchange-traded	S&P 500 Index	USD	4,040.00	Mar 2023	2	200	16,147	(19,970)
Exchange-traded	S&P 500 Index	USD	4,000.00	Mar 2023	2	200	15,208	(18,290)
							$69,716	$(102,457)
							$107,962	$(115,598)

26	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
GSI	Goldman Sachs International
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
At 2-28-23, the aggregate cost of investments for federal income tax purposes was $127,345,389. Net unrealized depreciation aggregated to $9,694,460, of which $2,907,061 related to gross unrealized appreciation and $12,601,521 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	27

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $122,572,503)	$113,220,554
Affiliated investments, at value (Cost $4,568,914)	4,569,196
Total investments, at value (Cost $127,141,417)	117,789,750
Unrealized appreciation on forward foreign currency contracts	20,093
Cash	5,726
Foreign currency, at value (Cost $249,010)	247,736
Dividends and interest receivable	1,365,356
Receivable for fund shares sold	19
Receivable for investments sold	1,249,299
Receivable for securities lending income	254
Other assets	47,989
Total assets	120,726,222
Liabilities
Unrealized depreciation on forward foreign currency contracts	31,161
Written options, at value (Premiums received $117,750)	127,753
Payable for investments purchased	1,988,669
Payable for fund shares repurchased	194,318
Payable to affiliates
Investment management fees	119
Accounting and legal services fees	10,358
Transfer agent fees	502
Trustees’ fees	64
Other liabilities and accrued expenses	72,144
Total liabilities	2,425,088
Net assets	$118,301,134
Net assets consist of
Paid-in capital	$135,503,469
Total distributable earnings (loss)	(17,202,335)
Net assets	$118,301,134

28	JOHN HANCOCK Multi-Asset High Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 2-28-23 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($4,747,654 ÷ 553,080 shares)[1]	$8.58
Class C ($534,521 ÷ 62,607 shares)[1]	$8.54
Class I ($343,992 ÷ 40,030 shares)	$8.59
Class R6 ($916,418 ÷ 106,503 shares)	$8.60
Class NAV ($111,758,549 ÷ 12,324,144 shares)	$9.07
Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[2]	$8.98

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	29

STATEMENT OF OPERATIONS For the six months ended 2-28-23 (unaudited)

Investment income
Interest	$2,504,660
Dividends	751,490
Dividends from affiliated investments	83,729
Securities lending	1,446
Less foreign taxes withheld	(22,792)
Total investment income	3,318,533
Expenses
Investment management fees	248,878
Distribution and service fees	8,232
Accounting and legal services fees	11,453
Transfer agent fees	2,985
Trustees’ fees	1,480
Custodian fees	28,924
State registration fees	29,396
Printing and postage	9,689
Professional fees	26,944
Other	8,551
Total expenses	376,532
Less expense reductions	(57,177)
Net expenses	319,355
Net investment income	2,999,178
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(3,321,342)
Affiliated investments	183
Forward foreign currency contracts	(99,322)
Written options	(110,176)
(3,530,657)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	3,909,192
Affiliated investments	403
Forward foreign currency contracts	(17,474)
Written options	96,582
3,988,703
Net realized and unrealized gain	458,046
Increase in net assets from operations	$3,457,224
30	JOHN HANCOCK Multi-Asset High Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22
Increase (decrease) in net assets
From operations
Net investment income	$2,999,178	$6,307,828
Net realized gain (loss)	(3,530,657)	2,085,582
Change in net unrealized appreciation (depreciation)	3,988,703	(21,288,617)
Increase (decrease) in net assets resulting from operations	3,457,224	(12,895,207)
Distributions to shareholders
From earnings
Class A	(147,492)	(432,946)
Class C	(18,366)	(61,711)
Class I	(16,429)	(61,703)
Class R6	(35,273)	(71,967)
Class NAV	(3,931,639)	(13,698,738)
Total distributions	(4,149,199)	(14,327,065)
From fund share transactions	(5,412,913)	(5,489,729)
Total decrease	(6,104,888)	(32,712,001)
Net assets
Beginning of period	124,406,022	157,118,023
End of period	$118,301,134	$124,406,022
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	31

Financial highlights
CLASS A SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$8.65	$10.52	$9.86	$9.88	$9.67	$9.93
Net investment income[2]	0.20	0.39	0.37	0.30	0.31	0.32
Net realized and unrealized gain (loss) on investments	0.03	(1.28)	0.84	(0.11)	0.21	(0.24)
Total from investment operations	0.23	(0.89)	1.21	0.19	0.52	0.08
Less distributions
From net investment income	(0.23)	(0.44)	(0.47)	(0.21)	(0.31)	(0.34)
From net realized gain	(0.07)	(0.54)	(0.08)	—	—	—[3]
Total distributions	(0.30)	(0.98)	(0.55)	(0.21)	(0.31)	(0.34)
Net asset value, end of period	$8.58	$8.65	$10.52	$9.86	$9.88	$9.67
Total return (%)[4,5]	2.73[6]	(9.20)	12.67	1.96	5.52	0.80
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$4	$5	$5	$5	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98[7]	0.95	1.00	1.59[8]	3.88[8]	2.28[8]
Expenses including reductions	0.88[7]	0.89	0.89	0.90[8]	0.62[8]	0.62[8]
Net investment income	4.74[7]	4.09	3.62	2.98	3.20	3.26
Portfolio turnover (%)	28	55	79	42	29	50

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
32	JOHN HANCOCK Multi-Asset High Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$8.60	$10.47	$9.81	$9.85	$9.64	$9.90
Net investment income[2]	0.17	0.32	0.29	0.23	0.24	0.25
Net realized and unrealized gain (loss) on investments	0.03	(1.28)	0.84	(0.11)	0.21	(0.24)
Total from investment operations	0.20	(0.96)	1.13	0.12	0.45	0.01
Less distributions
From net investment income	(0.19)	(0.37)	(0.39)	(0.16)	(0.24)	(0.27)
From net realized gain	(0.07)	(0.54)	(0.08)	—	—	—[3]
Total distributions	(0.26)	(0.91)	(0.47)	(0.16)	(0.24)	(0.27)
Net asset value, end of period	$8.54	$8.60	$10.47	$9.81	$9.85	$9.64
Total return (%)[4,5]	2.46[6]	(9.88)	11.75	1.24	4.80	0.09
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.73[7]	1.70	1.75	2.30[8]	4.58[8]	2.98[8]
Expenses including reductions	1.63[7]	1.64	1.64	1.62[8]	1.32[8]	1.32[8]
Net investment income	3.96[7]	3.35	2.87	2.27	2.51	2.54
Portfolio turnover (%)	28	55	79	42	29	50

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	33

CLASS I SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$8.66	$10.54	$9.88	$9.89	$9.67	$9.93
Net investment income[2]	0.21	0.42	0.40	0.33	0.34	0.36
Net realized and unrealized gain (loss) on investments	0.03	(1.29)	0.83	(0.11)	0.22	(0.25)
Total from investment operations	0.24	(0.87)	1.23	0.22	0.56	0.11
Less distributions
From net investment income	(0.24)	(0.47)	(0.49)	(0.23)	(0.34)	(0.37)
From net realized gain	(0.07)	(0.54)	(0.08)	—	—	—[3]
Total distributions	(0.31)	(1.01)	(0.57)	(0.23)	(0.34)	(0.37)
Net asset value, end of period	$8.59	$8.66	$10.54	$9.88	$9.89	$9.67
Total return (%)[4]	2.87[5]	(8.96)	12.83	2.28	5.94	1.11
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$1	$1	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.73[7]	0.70	0.75	1.30[8]	3.60[8]	1.98[8]
Expenses including reductions	0.63[7]	0.64	0.64	0.62[8]	0.34[8]	0.32[8]
Net investment income	4.82[7]	4.50	3.87	3.29	3.50	3.59
Portfolio turnover (%)	28	55	79	42	29	50

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
34	JOHN HANCOCK Multi-Asset High Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$8.67	$10.55	$9.89	$9.89	$9.68	$9.94
Net investment income[2]	0.21	0.43	0.41	0.35	0.34	0.37
Net realized and unrealized gain (loss) on investments	0.03	(1.29)	0.84	(0.11)	0.22	(0.25)
Total from investment operations	0.24	(0.86)	1.25	0.24	0.56	0.12
Less distributions
From net investment income	(0.24)	(0.48)	(0.51)	(0.24)	(0.35)	(0.38)
From net realized gain	(0.07)	(0.54)	(0.08)	—	—	—[3]
Total distributions	(0.31)	(1.02)	(0.59)	(0.24)	(0.35)	(0.38)
Net asset value, end of period	$8.60	$8.67	$10.55	$9.89	$9.89	$9.68
Total return (%)[4]	2.92[5]	(8.85)	12.95	2.46	5.94	1.20
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.63[7]	0.60	0.65	1.19[8]	3.48[8]	1.88[8]
Expenses including reductions	0.53[7]	0.53	0.53	0.50[8]	0.22[8]	0.22[8]
Net investment income	5.08[7]	4.60	3.99	3.45	3.53	3.69
Portfolio turnover (%)	28	55	79	42	29	50

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	35

CLASS NAV SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20[2]
Per share operating performance
Net asset value, beginning of period	$9.12	$11.04	$10.32	$10.00
Net investment income[3]	0.23	0.45	0.43	0.09
Net realized and unrealized gain (loss) on investments	0.03	(1.35)	0.88	0.28
Total from investment operations	0.26	(0.90)	1.31	0.37
Less distributions
From net investment income	(0.24)	(0.48)	(0.51)	(0.05)
From net realized gain	(0.07)	(0.54)	(0.08)	—
Total distributions	(0.31)	(1.02)	(0.59)	(0.05)
Net asset value, end of period	$9.07	$9.12	$11.04	$10.32
Total return (%)[4]	3.00[5]	(8.81)	13.00	3.67[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$112	$118	$151	$142
Ratios (as a percentage of average net assets):
Expenses before reductions	0.62[6]	0.59	0.64	1.17[6]
Expenses including reductions	0.52[6]	0.52	0.52	0.49[6]
Net investment income	5.08[6]	4.44	3.98	3.77[6]
Portfolio turnover (%)	28	55	79	42[7]

[1]	Six months ended 2-28-23. Unaudited.
[2]	The inception date for Class NAV shares is 6-4-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	The portfolio turnover is shown for the period from 9-1-19 to 8-31-20.
36	JOHN HANCOCK Multi-Asset High Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Multi-Asset High Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide a high level of current income with consideration for capital appreciation and preservation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	37

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2023, by major security category or type:
	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Foreign government obligations	$396,349	—	$396,349	—
Corporate bonds	66,712,430	—	66,712,430	—
Convertible bonds	239,655	—	239,655	—
Capital preferred securities	258,138	—	258,138	—
Term loans	1,748,244	—	1,748,244	—
Collateralized mortgage obligations	556,803	—	556,803	—
Asset backed securities	1,745,814	—	1,745,814	—
Common stocks	36,078,457	$24,642,130	11,436,327	—
Preferred securities	2,637,369	2,233,859	403,510	—
Exchange-traded funds	374,654	374,654	—	—
Short-term investments	7,041,837	4,569,196	2,472,641	—
Total investments in securities	$117,789,750	$31,819,839	$85,969,911	—
Derivatives:
Assets
38	JOHN HANCOCK Multi-Asset High Income Fund | SEMIANNUAL REPORT

	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Forward foreign currency contracts	$20,093	—	$20,093	—
Liabilities
Forward foreign currency contracts	(31,161)	—	(31,161)	—
Written options	(127,753)	$(121,390)	(6,363)	—
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions . Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses
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generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of February 28, 2023, there were no securities on loan.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund
40	JOHN HANCOCK Multi-Asset High Income Fund | SEMIANNUAL REPORT

based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2023 were $1,673.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2022, the fund has a short-term capital loss carryforward of $4,044,252 and a long-term capital loss carryforward of $30,184 available to offset future net realized capital gains. These carryforwards do not expire.
Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of August 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions and amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are
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potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended February 28, 2023, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $1.8 million to $3.7 million, as measured at each quarter end.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase
42	JOHN HANCOCK Multi-Asset High Income Fund | SEMIANNUAL REPORT

the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Fund’s investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, the fund realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statement of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, the fund realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
During the six months ended February 28, 2023, the fund wrote option contracts to manage against changes in certain securities markets and to gain exposure to certain securities markets. The fund held written option contracts with market values ranging from $128,000 to $251,000, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 28, 2023 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$20,093	$(31,161)
Equity	Written options, at value	Written options	—	(127,753)
			$20,093	$(158,914)
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2023:
	Statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts	Written options	Total
Currency	$(99,322)	—	$(99,322)
Equity	—	$(110,176)	(110,176)
Total	$(99,322)	$(110,176)	$(209,498)
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The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2023:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts	Written options	Total
Currency	$(17,474)	—	$(17,474)
Equity	—	$96,582	96,582
Total	$(17,474)	$96,582	$79,108
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets).
The management fees are determined in accordance with the following schedule:
	First $5.0 billion of net assets	Excess over $5.0 billion of net assets
Assets in a fund of the Trust or JHF III	0.200%	0.175%

	First $1.5 billion of net assets	Excess over $1.5 billion of net assets
Other assets	0.420%	0.410%
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which the “Expenses” of the fund exceed 0.52% of average daily net assets. “Expenses” means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and
44	JOHN HANCOCK Multi-Asset High Income Fund | SEMIANNUAL REPORT

expenses paid indirectly, and short dividend expense. The current expense limitation agreement expires on December 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$2,047
Class C	286
Class I	219
Class	Expense reduction
Class R6	$463
Class NAV	54,162
Total	$57,177

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2023, were equivalent to a net annual effective rate of 0.32% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $460 for the six months ended February 28, 2023. Of this amount, $61 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $399 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	45

redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2023, there were no CDSCs received by the Distributor for Class A or Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$5,263	$2,356
Class C	2,969	332
Class I	—	254
Class R6	—	43
Total	$8,232	$2,985
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2023 and for the year ended August 31, 2022 were as follows:
	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	128,719	$1,104,920	84,515	$797,434
Distributions reinvested	17,390	146,811	44,546	427,604
Repurchased	(51,895)	(448,291)	(101,284)	(946,473)
Net increase	94,214	$803,440	27,777	$278,565
Class C shares
Sold	8,620	$73,876	4,420	$43,124
Distributions reinvested	2,182	18,284	6,442	61,530
Repurchased	(21,501)	(184,992)	(6,834)	(69,055)
Net increase (decrease)	(10,699)	$(92,832)	4,028	$35,599
46	JOHN HANCOCK Multi-Asset High Income Fund | SEMIANNUAL REPORT

	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class I shares
Sold	1,011	$8,310	99,588	$908,217
Distributions reinvested	1,948	16,429	6,523	61,703
Repurchased	(78,654)	(681,456)	(38,443)	(349,159)
Net increase (decrease)	(75,695)	$(656,717)	67,668	$620,761
Class R6 shares
Sold	—	—	61,171	$580,751
Distributions reinvested	4,171	$35,273	7,568	71,967
Repurchased	(8,822)	(75,870)	(11,444)	(113,071)
Net increase (decrease)	(4,651)	$(40,597)	57,295	$539,647
Class NAV shares
Sold	33,230	$301,909	180,242	$1,715,000
Distributions reinvested	441,717	3,931,639	1,354,715	13,698,738
Repurchased	(1,073,213)	(9,659,755)	(2,266,769)	(22,378,039)
Net decrease	(598,266)	$(5,426,207)	(731,812)	$(6,964,301)
Total net decrease	(595,097)	$(5,412,913)	(575,044)	$(5,489,729)
Affiliates of the fund owned 96% and 100% of shares of Class R6 and Class NAV, respectively on February 28, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $31,416,571 and $36,760,619, respectively, for the six months ended February 28, 2023.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2023, funds within the John Hancock group of funds complex held 94.5% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	33.4%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	31.5%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	29.6%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset High Income Fund	47

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	457,125	$4,934,448	$27,513,212	$(27,879,050)	$183	$403	$85,175	—	$4,569,196

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate and these effects could be experienced until the permanent cessation of the majority of U.S. LIBOR rates in 2023. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR maturities, including some U.S. LIBOR maturities, on December 31, 2021, and is expected to cease publishing the remaining and most liquid U.S. LIBOR maturities on June 30, 2023. It is expected that market participants have or will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. Additionally, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate ("SOFR"), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will adopt alternative rates such as SOFR or otherwise amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. Uncertainty and risk remain regarding the willingness and ability of issuers and lenders to include alternative rates and revised provisions in new and existing contracts or instruments. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
Note 11—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
48	JOHN HANCOCK Multi-Asset High Income Fund | SEMIANNUAL REPORT

SPECIAL SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Friday, September 9, 2022. The following proposals were considered by the shareholders:
Proposal 1:  To elect eight Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON September 9, 2022.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	4,554,825,588.937	109,369,198.953
Noni L. Ellison	4,545,310,789.674	118,883,998.216
Dean C. Garfield	4,542,518,756.422	121,676,031.468
Patricia Lizarraga	4,547,597,042.403	116,597,745.487
Frances G. Rathke	4,553,474,902.143	110,719,885.747

Non-Independent Trustees
Andrew G. Arnott	4,548,263,383.010	115,931,404.880
Marianne Harrison	4,552,282,391.834	111,912,396.056
Paul Lorentz	4,546,227,532.263	117,967,255.627
Proposal 2: To approve an amendment to the Declaration of Trust revising merger approval requirements.
THE PROPOSAL PASSED ON September 9, 2022.
	Shares voted	% Of shares voted	% Of outstanding shares
For	4,061,202,897.967	87.072%	64.635%
Against	75,620,339.593	1.622%	1.203%
Abstain/Withheld	92,916,059.460	1.992%	1.478%
Broker Non-Vote	434,455,490.870	9.314%	6.914%
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	49

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
John F. Addeo, CFA
Geoffrey Kelley, CFA
Caryn E. Rothman, CFA
Nathan W. Thooft, CFA
Christopher Walsh, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
50	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
Johh Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multi-Asset High Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2780183	448SA 2/23
4/2023

Semiannual report
John Hancock
New Opportunities Fund
U.S. equity
February 28, 2023

A message to shareholders
Dear shareholder,
The U.S. stock market was volatile during the six months ended February 28, 2023, buffeted by shifting expectations around inflation, the U.S. Federal Reserve’s (Fed’s) interest-rate moves, and the pace of economic growth. To tame inflation, the Fed continued to increase its overnight lending rate during the period. These moves fueled mounting concern that the economy could be headed for a recession and offset periodic optimism that the central bank was nearing the end of its rate hikes. Worries over soaring inflation in the eurozone, the Russian invasion of Ukraine, and the impact of less restrictive COVID-19 policies in China also kept the market in check.
Despite starting off the new year with gains, stocks declined in February as continued inflation and mixed economic data curbed hopes that the Fed would slow its pace of interest-rate hikes any time soon. Mounting expectations for how high rates would go and how long they would stay elevated further pressured stocks.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
New Opportunities Fund

2	Your fund at a glance
3	Portfolio summary
4	Your expenses
6	Fund’s investments
10	Financial statements
13	Financial highlights
20	Notes to financial statements
27	Special shareholder meeting
28	More information
SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2023 (%)

The Russell 2000 Growth Index tracks the performance of publicly traded small-cap companies in the United States with higher price-to-book ratios and higher forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1Class A shares were first offered on 5-27-15. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 2/28/2023 (% of net assets)

TOP 10 HOLDINGS AS OF 2/28/2023 (% of net assets)
Atkore, Inc.	3.1
Novanta, Inc.	2.4
Fox Factory Holding Corp.	2.3
Grand Canyon Education, Inc.	2.0
SiteOne Landscape Supply, Inc.	2.0
Matador Resources Company	2.0
RBC Bearings, Inc.	1.9
Hexcel Corp.	1.9
Silicon Laboratories, Inc.	1.9
The Shyft Group, Inc.	1.8
TOTAL	21.3
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2022, with the same investment held until February 28, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2022, with the same investment held until February 28, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
4	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2022	Ending value on 2-28-2023	Expenses paid during period ended 2-28-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,086.30	$6.26	1.21%
	Hypothetical example	1,000.00	1,018.80	6.06	1.21%
Class C	Actual expenses/actual returns	1,000.00	1,081.90	10.12	1.96%
	Hypothetical example	1,000.00	1,015.10	9.79	1.96%
Class I	Actual expenses/actual returns	1,000.00	1,087.40	4.97	0.96%
	Hypothetical example	1,000.00	1,020.00	4.81	0.96%
Class R2	Actual expenses/actual returns	1,000.00	1,086.20	6.62	1.28%
	Hypothetical example	1,000.00	1,018.40	6.41	1.28%
Class R4	Actual expenses/actual returns	1,000.00	1,087.20	5.38	1.04%
	Hypothetical example	1,000.00	1,019.60	5.21	1.04%
Class R6	Actual expenses/actual returns	1,000.00	1,088.40	4.45	0.86%
	Hypothetical example	1,000.00	1,020.50	4.31	0.86%
Class 1	Actual expenses/actual returns	1,000.00	1,088.00	4.66	0.90%
	Hypothetical example	1,000.00	1,020.30	4.51	0.90%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	5

Fund’s investments
AS OF 2-28-23 (unaudited)
	Shares	Value
Common stocks 96.9%		$297,600,175
(Cost $239,889,555)
Consumer discretionary 13.9%		42,710,119
Auto components 3.1%
Dorman Products, Inc. (A)	26,052	2,423,618
Fox Factory Holding Corp. (A)	59,921	7,040,718
Diversified consumer services 2.0%
Grand Canyon Education, Inc. (A)	55,644	6,303,909
Hotels, restaurants and leisure 4.1%
Churchill Downs, Inc.	22,419	5,510,142
Chuy’s Holdings, Inc. (A)	127,508	4,558,411
Krispy Kreme, Inc.	190,735	2,481,462
Household durables 1.0%
TopBuild Corp. (A)	15,107	3,136,062
Internet and direct marketing retail 1.2%
Revolve Group, Inc. (A)	135,850	3,678,818
Specialty retail 1.4%
Lithia Motors, Inc.	16,337	4,168,876
Textiles, apparel and luxury goods 1.1%
Oxford Industries, Inc.	28,978	3,408,103
Consumer staples 0.5%		1,604,397
Food and staples retailing 0.5%
PriceSmart, Inc.	23,012	1,604,397
Energy 6.1%		18,740,887
Energy equipment and services 1.5%
ChampionX Corp.	149,663	4,575,198
Oil, gas and consumable fuels 4.6%
Earthstone Energy, Inc., Class A (A)	287,922	4,016,512
Magnolia Oil & Gas Corp., Class A	185,573	4,054,770
Matador Resources Company	113,300	6,094,407
Financials 7.0%		21,345,597
Banks 3.4%
Ameris Bancorp	82,173	3,933,622
Atlantic Union Bankshares Corp.	60,416	2,263,183
Pinnacle Financial Partners, Inc.	56,199	4,163,784
Capital markets 3.6%
Houlihan Lokey, Inc.	47,505	4,546,229
PJT Partners, Inc., Class A	43,590	3,438,379
Stifel Financial Corp.	44,896	3,000,400
6	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care 24.7%		$75,959,959
Biotechnology 9.2%
Arcutis Biotherapeutics, Inc. (A)	189,131	3,060,140
BioCryst Pharmaceuticals, Inc. (A)	397,758	3,520,158
Crinetics Pharmaceuticals, Inc. (A)	157,100	3,085,444
Halozyme Therapeutics, Inc. (A)	88,604	4,252,106
Insmed, Inc. (A)	158,427	3,228,742
Oyster Point Pharma, Inc. (A)(B)	177,931	30,248
Travere Therapeutics, Inc. (A)	156,376	3,465,292
Veracyte, Inc. (A)	104,331	2,567,586
Vericel Corp. (A)	161,550	4,912,736
Health care equipment and supplies 5.1%
Artivion, Inc. (A)	123,837	1,639,602
AtriCure, Inc. (A)	72,629	2,796,217
Cardiovascular Systems, Inc. (A)	94,076	1,854,238
Globus Medical, Inc., Class A (A)	61,605	3,594,036
ICU Medical, Inc. (A)	14,566	2,485,542
Integra LifeSciences Holdings Corp. (A)	61,344	3,411,953
Health care providers and services 3.8%
Acadia Healthcare Company, Inc. (A)	49,799	3,610,925
Castle Biosciences, Inc. (A)	60,244	1,516,944
HealthEquity, Inc. (A)	61,537	4,010,366
US Physical Therapy, Inc.	25,772	2,611,477
Life sciences tools and services 3.6%
Azenta, Inc. (A)	104,442	4,583,959
CryoPort, Inc. (A)	103,603	2,244,041
Medpace Holdings, Inc. (A)	22,439	4,350,473
Pharmaceuticals 3.0%
Intra-Cellular Therapies, Inc. (A)	80,259	3,935,099
Phathom Pharmaceuticals, Inc. (A)	176,685	1,512,424
Supernus Pharmaceuticals, Inc. (A)	97,904	3,680,211
Industrials 19.5%		59,993,282
Aerospace and defense 1.9%
Hexcel Corp.	79,850	5,825,058
Building products 1.3%
Gibraltar Industries, Inc. (A)	74,012	3,952,981
Electrical equipment 3.1%
Atkore, Inc. (A)	64,435	9,408,716
Machinery 7.7%
Alamo Group, Inc.	25,616	4,672,102
Helios Technologies, Inc.	48,718	3,300,157
RBC Bearings, Inc. (A)	25,632	5,890,490
SPX Technologies, Inc. (A)	59,900	4,219,356
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	7

	Shares	Value
Industrials (continued)
Machinery (continued)
The Shyft Group, Inc.	217,195	$5,631,866
Professional services 3.5%
CACI International, Inc., Class A (A)	12,440	3,644,920
Exponent, Inc.	51,317	5,280,519
Forrester Research, Inc. (A)	58,514	1,924,525
Trading companies and distributors 2.0%
SiteOne Landscape Supply, Inc. (A)	42,083	6,242,592
Information technology 18.8%		57,598,124
Communications equipment 1.2%
Viavi Solutions, Inc. (A)	333,607	3,649,661
Electronic equipment, instruments and components 2.4%
Novanta, Inc. (A)	46,155	7,242,181
IT services 2.8%
Flywire Corp. (A)	221,313	5,473,070
Thoughtworks Holding, Inc. (A)	447,825	3,295,992
Semiconductors and semiconductor equipment 6.1%
Allegro MicroSystems, Inc. (A)	93,200	4,070,976
MACOM Technology Solutions Holdings, Inc. (A)	53,483	3,665,725
Power Integrations, Inc.	62,297	5,123,928
Silicon Laboratories, Inc. (A)	32,342	5,774,017
Software 6.3%
Appfolio, Inc., Class A (A)	23,888	3,154,649
CyberArk Software, Ltd. (A)	35,600	5,153,812
Paycor HCM, Inc. (A)	173,409	4,295,341
Rapid7, Inc. (A)	44,906	2,124,054
The Descartes Systems Group, Inc. (A)	62,089	4,574,718
Materials 3.9%		11,944,824
Chemicals 3.9%
Avient Corp.	124,020	5,410,993
Balchem Corp.	30,747	3,997,110
Quaker Chemical Corp.	12,957	2,536,721
Metals and mining 0.0%
Ferroglobe PLC (A)(B)	11,041	0
Real estate 2.5%		7,702,986
Equity real estate investment trusts 2.5%
Ryman Hospitality Properties, Inc.	41,590	3,858,304
STAG Industrial, Inc.	114,289	3,844,682

8	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Short-term investments 1.3%			$3,870,070
(Cost $3,870,070)
Short-term funds 1.3%			3,870,070
State Street Institutional Treasury Money Market Fund, Premier Class	4.4102(C)	3,870,070	3,870,070

Total investments (Cost $243,759,625) 98.2%	$301,470,245
Other assets and liabilities, net 1.8%	5,490,338
Total net assets 100.0%	$306,960,583

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	The rate shown is the annualized seven-day yield as of 2-28-23.
At 2-28-23, the aggregate cost of investments for federal income tax purposes was $244,669,731. Net unrealized appreciation aggregated to $56,800,514, of which $81,740,043 related to gross unrealized appreciation and $24,939,529 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	9

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $243,759,625)	$301,470,245
Dividends and interest receivable	109,859
Receivable for fund shares sold	57,574
Receivable for investments sold	6,968,940
Receivable from affiliates	9
Other assets	44,954
Total assets	308,651,581
Liabilities
Due to custodian	87
Payable for investments purchased	1,469,368
Payable for fund shares repurchased	77,191
Payable to affiliates
Accounting and legal services fees	25,474
Transfer agent fees	25,127
Distribution and service fees	34
Trustees’ fees	135
Other liabilities and accrued expenses	93,582
Total liabilities	1,690,998
Net assets	$306,960,583
Net assets consist of
Paid-in capital	$241,396,512
Total distributable earnings (loss)	65,564,071
Net assets	$306,960,583

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($265,274,632 ÷ 10,891,377 shares)[1]	$24.36
Class C ($1,857,765 ÷ 82,233 shares)[1]	$22.59
Class I ($14,368,371 ÷ 582,393 shares)	$24.67
Class R2 ($247,969 ÷ 10,173 shares)	$24.38
Class R4 ($61,173 ÷ 2,487 shares)	$24.60
Class R6 ($312,986 ÷ 12,632 shares)	$24.78
Class 1 ($24,837,687 ÷ 993,690 shares)	$25.00
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$25.64

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
10	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 2-28-23 (unaudited)

Investment income
Dividends	$669,424
Interest	106,511
Total investment income	775,935
Expenses
Investment management fees	1,064,548
Distribution and service fees	332,061
Accounting and legal services fees	28,067
Transfer agent fees	149,400
Trustees’ fees	3,502
Custodian fees	21,299
State registration fees	51,868
Printing and postage	23,397
Professional fees	45,092
Other	14,698
Total expenses	1,733,932
Less expense reductions	(10,398)
Net expenses	1,723,534
Net investment loss	(947,599)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	20,858,933
20,858,933
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	4,501,964
4,501,964
Net realized and unrealized gain	25,360,897
Increase in net assets from operations	$24,413,298
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	11

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22
Increase (decrease) in net assets
From operations
Net investment loss	$(947,599)	$(2,576,020)
Net realized gain	20,858,933	24,967,735
Change in net unrealized appreciation (depreciation)	4,501,964	(101,736,167)
Increase (decrease) in net assets resulting from operations	24,413,298	(79,344,452)
Distributions to shareholders
From earnings
Class A	(22,532,438)	(26,558,227)
Class C	(168,683)	(240,162)
Class I	(1,061,240)	(1,278,122)
Class R2	(20,339)	(18,904)
Class R4	(5,372)	(6,272)
Class R6	(29,443)	(30,910)
Class 1	(2,029,166)	(2,585,554)
Total distributions	(25,846,681)	(30,718,151)
From fund share transactions	13,256,510	(7,850,198)
Total increase (decrease)	11,823,127	(117,912,801)
Net assets
Beginning of period	295,137,456	413,050,257
End of period	$306,960,583	$295,137,456
12	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$24.71	$33.80	$25.18	$22.20	$31.99	$27.28
Net investment income (loss)[2]	(0.08)	(0.22)	(0.24)	(0.16)	0.02	0.01
Net realized and unrealized gain (loss) on investments	1.96	(6.24)	9.69	3.92	(5.49)	6.75
Total from investment operations	1.88	(6.46)	9.45	3.76	(5.47)	6.76
Less distributions
From net investment income	—	—	—	—	(0.01)	(0.03)
From net realized gain	(2.23)	(2.63)	(0.83)	(0.78)	(4.31)	(2.02)
Total distributions	(2.23)	(2.63)	(0.83)	(0.78)	(4.32)	(2.05)
Net asset value, end of period	$24.36	$24.71	$33.80	$25.18	$22.20	$31.99
Total return (%)[3,4]	8.63[5]	(20.40)	38.04	17.20	(15.32)	25.66
Ratios and supplemental data
Net assets, end of period (in millions)	$265	$257	$347	$272	$264	$352
Ratios (as a percentage of average net assets):
Expenses before reductions	1.22[6]	1.20	1.20	1.26	1.42	1.40
Expenses including reductions	1.21[6]	1.19	1.19	1.22	1.20	1.20
Net investment income (loss)	(0.68)[6]	(0.78)	(0.81)	(0.72)	0.08	0.02
Portfolio turnover (%)	16	23	28	25	73	52

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	13

CLASS C SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$23.17	$32.09	$24.12	$21.45	$31.27	$26.86
Net investment loss[2]	(0.16)	(0.41)	(0.44)	(0.31)	(0.15)	(0.19)
Net realized and unrealized gain (loss) on investments	1.81	(5.88)	9.24	3.76	(5.36)	6.62
Total from investment operations	1.65	(6.29)	8.80	3.45	(5.51)	6.43
Less distributions
From net realized gain	(2.23)	(2.63)	(0.83)	(0.78)	(4.31)	(2.02)
Net asset value, end of period	$22.59	$23.17	$32.09	$24.12	$21.45	$31.27
Total return (%)[3,4]	8.19[5]	(21.00)	37.00	16.33	(15.90)	24.76
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$3	$4	$4	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	1.97[6]	1.95	1.95	2.01	2.13	2.10
Expenses including reductions	1.96[6]	1.94	1.94	1.97	1.91	1.90
Net investment loss	(1.43)[6]	(1.53)	(1.56)	(1.47)	(0.63)	(0.68)
Portfolio turnover (%)	16	23	28	25	73	52

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
14	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$24.97	$34.05	$25.29	$22.24	$32.07	$27.33
Net investment income (loss)[2]	(0.05)	(0.15)	(0.18)	(0.10)	0.09	0.09
Net realized and unrealized gain (loss) on investments	1.98	(6.30)	9.77	3.93	(5.51)	6.78
Total from investment operations	1.93	(6.45)	9.59	3.83	(5.42)	6.87
Less distributions
From net investment income	—	—	—	—	(0.10)	(0.11)
From net realized gain	(2.23)	(2.63)	(0.83)	(0.78)	(4.31)	(2.02)
Total distributions	(2.23)	(2.63)	(0.83)	(0.78)	(4.41)	(2.13)
Net asset value, end of period	$24.67	$24.97	$34.05	$25.29	$22.24	$32.07
Total return (%)[3]	8.74[4]	(20.21)	38.44	17.49	(15.08)	26.06
Ratios and supplemental data
Net assets, end of period (in millions)	$14	$12	$25	$10	$10	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97[5]	0.95	0.95	1.01	1.14	1.11
Expenses including reductions	0.96[5]	0.94	0.94	0.97	0.90	0.90
Net investment income (loss)	(0.43)[5]	(0.52)	(0.57)	(0.46)	0.38	0.32
Portfolio turnover (%)	16	23	28	25	73	52

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	15

CLASS R2 SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$24.74	$33.85	$25.21	$22.22	$32.02	$27.30
Net investment income (loss)[2]	(0.09)	(0.23)	(0.26)	(0.15)	0.04	0.04
Net realized and unrealized gain (loss) on investments	1.96	(6.25)	9.73	3.92	(5.49)	6.76
Total from investment operations	1.87	(6.48)	9.47	3.77	(5.45)	6.80
Less distributions
From net investment income	—	—	—	—	(0.04)	(0.06)
From net realized gain	(2.23)	(2.63)	(0.83)	(0.78)	(4.31)	(2.02)
Total distributions	(2.23)	(2.63)	(0.83)	(0.78)	(4.35)	(2.08)
Net asset value, end of period	$24.38	$24.74	$33.85	$25.21	$22.22	$32.02
Total return (%)[3]	8.62[4]	(20.44)	38.03	17.23	(15.23)	25.78
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.28[6]	1.24	1.22	1.22	1.33	1.29
Expenses including reductions	1.28[6]	1.23	1.21	1.18	1.11	1.09
Net investment income (loss)	(0.74)[6]	(0.81)	(0.84)	(0.67)	0.18	0.14
Portfolio turnover (%)	16	23	28	25	73	52

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
16	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$24.91	$34.00	$25.27	$22.23	$32.05	$27.34
Net investment income (loss)[2]	(0.06)	(0.17)	(0.19)	(0.11)	0.08	0.08
Net realized and unrealized gain (loss) on investments	1.98	(6.29)	9.75	3.93	(5.51)	6.75
Total from investment operations	1.92	(6.46)	9.56	3.82	(5.43)	6.83
Less distributions
From net investment income	—	—	—	—	(0.08)	(0.10)
From net realized gain	(2.23)	(2.63)	(0.83)	(0.78)	(4.31)	(2.02)
Total distributions	(2.23)	(2.63)	(0.83)	(0.78)	(4.39)	(2.12)
Net asset value, end of period	$24.60	$24.91	$34.00	$25.27	$22.23	$32.05
Total return (%)[3]	8.72[4]	(20.28)	38.35	17.45	(15.11)	25.92
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15[6]	1.12	1.10	1.15	1.28	1.35
Expenses including reductions	1.04[6]	1.01	1.00	1.01	0.96	0.96
Net investment income (loss)	(0.51)[6]	(0.60)	(0.63)	(0.51)	0.33	0.27
Portfolio turnover (%)	16	23	28	25	73	52

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	17

CLASS R6 SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$25.06	$34.12	$25.32	$22.24	$32.07	$27.34
Net investment income (loss)[2]	(0.04)	(0.12)	(0.14)	(0.08)	0.11	0.12
Net realized and unrealized gain (loss) on investments	1.99	(6.31)	9.77	3.94	(5.51)	6.77
Total from investment operations	1.95	(6.43)	9.63	3.86	(5.40)	6.89
Less distributions
From net investment income	—	—	—	—	(0.12)	(0.14)
From net realized gain	(2.23)	(2.63)	(0.83)	(0.78)	(4.31)	(2.02)
Total distributions	(2.23)	(2.63)	(0.83)	(0.78)	(4.43)	(2.16)
Net asset value, end of period	$24.78	$25.06	$34.12	$25.32	$22.24	$32.07
Total return (%)[3]	8.84[4]	(20.14)	38.55	17.62	(14.99)	26.16
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87[6]	0.84	0.84	0.90	1.03	1.00
Expenses including reductions	0.86[6]	0.83	0.83	0.86	0.81	0.80
Net investment income (loss)	(0.33)[6]	(0.42)	(0.46)	(0.36)	0.45	0.42
Portfolio turnover (%)	16	23	28	25	73	52

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
18	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS 1 SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$25.26	$34.39	$25.53	$22.42	$32.29	$27.51
Net investment income (loss)[2]	(0.05)	(0.14)	(0.15)	(0.09)	0.11	0.11
Net realized and unrealized gain (loss) on investments	2.02	(6.36)	9.84	3.98	(5.56)	6.82
Total from investment operations	1.97	(6.50)	9.69	3.89	(5.45)	6.93
Less distributions
From net investment income	—	—	—	—	(0.11)	(0.13)
From net realized gain	(2.23)	(2.63)	(0.83)	(0.78)	(4.31)	(2.02)
Total distributions	(2.23)	(2.63)	(0.83)	(0.78)	(4.42)	(2.15)
Net asset value, end of period	$25.00	$25.26	$34.39	$25.53	$22.42	$32.29
Total return (%)[3]	8.80[4]	(20.16)	38.47	17.62	(15.04)	26.10
Ratios and supplemental data
Net assets, end of period (in millions)	$25	$24	$37	$33	$42	$59
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91[5]	0.88	0.88	0.94	1.06	1.04
Expenses including reductions	0.90[5]	0.87	0.87	0.90	0.84	0.84
Net investment income (loss)	(0.37)[5]	(0.46)	(0.50)	(0.39)	0.44	0.38
Portfolio turnover (%)	16	23	28	25	73	52

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	19

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock New Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,
20	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2023, by major security category or type:
	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary	$42,710,119	$42,710,119	—	—
Consumer staples	1,604,397	1,604,397	—	—
Energy	18,740,887	18,740,887	—	—
Financials	21,345,597	21,345,597	—	—
Health care	75,959,959	75,929,711	—	$30,248
Industrials	59,993,282	59,993,282	—	—
Information technology	57,598,124	57,598,124	—	—
Materials	11,944,824	11,944,824	—	—
Real estate	7,702,986	7,702,986	—	—
Short-term investments	3,870,070	3,870,070	—	—
Total investments in securities	$301,470,245	$301,439,997	—	$30,248
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may
SEMIANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	21

have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2023 were $1,921.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and wash sale loss deferrals.
22	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.770% of the first $50 million of the fund’s aggregate daily net assets; (b) 0.740% of the next $50 million of the fund’s aggregate daily net assets; (c) 0.720% of the next $300 million of the fund’s aggregate daily net assets and (d) 0.720% on all asset levels when aggregate daily net assets exceed $400 million. Aggregate net assets include the net assets of the fund and a portion of the net assets of Small Cap Opportunities Trust, a series of John Hancock Variable Insurance Trust, managed by GW&K Investment Management, LLC. The Advisor has a subadvisory agreement with GW&K Investment Management, LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$9,007
Class C	64
Class I	443
Class R2	8
Class	Expense reduction
Class R4	$2
Class R6	12
Class 1	833
Total	$10,369

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2023, were equivalent to a net annual effective rate of 0.72% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
SEMIANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	23

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class 1	0.05%	—
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2023, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $29 for Class R4 shares for the six months ended February 28, 2023.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $13,593 for the six months ended February 28, 2023. Of this amount, $2,274 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $11,319 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2023, CDSCs received by the Distributor amounted to $1 and $32 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$316,582	$141,423
Class C	9,070	1,011
Class I	—	6,939
24	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT

Class	Distribution and service fees	Transfer agent fees
Class R2	$469	$10
Class R4	83	3
Class R6	—	14
Class 1	5,857	—
Total	$332,061	$149,400
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2023 and for the year ended August 31, 2022 were as follows:
	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	64,812	$1,573,019	188,661	$5,417,191
Distributions reinvested	977,357	21,374,808	848,537	25,142,153
Repurchased	(541,265)	(13,049,379)	(911,924)	(25,997,518)
Net increase	500,904	$9,898,448	125,274	$4,561,826
Class C shares
Sold	2,289	$50,932	6,137	$167,532
Distributions reinvested	8,305	168,683	8,599	240,162
Repurchased	(12,780)	(287,198)	(27,868)	(735,839)
Net decrease	(2,186)	$(67,583)	(13,132)	$(328,145)
Class I shares
Sold	133,271	$3,175,169	67,940	$2,031,379
Distributions reinvested	46,804	1,036,235	41,745	1,247,762
Repurchased	(75,908)	(1,829,451)	(357,019)	(11,172,293)
Net increase (decrease)	104,167	$2,381,953	(247,334)	$(7,893,152)
Class R2 shares
Sold	847	$20,724	1,554	$41,407
Distributions reinvested	592	12,956	343	10,189
Repurchased	(243)	(5,845)	(65)	(1,854)
Net increase	1,196	$27,835	1,832	$49,742
Class R4 shares
Distributions reinvested	76	$1,677	64	$1,912
Repurchased	—	—	(38)	(1,096)
Net increase	76	$1,677	26	$816
SEMIANNUAL REPORT | JOHN HANCOCK New Opportunities Fund	25

	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	889	$21,189	1,486	$44,754
Distributions reinvested	1,324	29,443	1,031	30,910
Repurchased	(2,749)	(65,511)	(2,016)	(64,840)
Net increase (decrease)	(536)	$(14,879)	501	$10,824
Class 1 shares
Sold	66,475	$1,680,845	71,173	$2,160,985
Distributions reinvested	90,467	2,029,166	85,529	2,585,554
Repurchased	(108,206)	(2,680,952)	(301,917)	(8,998,648)
Net increase (decrease)	48,736	$1,029,059	(145,215)	$(4,252,109)
Total net increase (decrease)	652,357	$13,256,510	(278,048)	$(7,850,198)
Affiliates of the fund owned 33%, 67% and 100% of shares of Class R2, Class R4 and Class 1, respectively, on February 28, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $47,136,806 and $64,359,096, respectively, for the six months ended February 28, 2023.
26	JOHN HANCOCK New Opportunities Fund | SEMIANNUAL REPORT

SPECIAL SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Friday, September 9, 2022. The following proposals were considered by the shareholders:
Proposal 1:  To elect eight Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON September 9, 2022.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	4,554,825,588.937	109,369,198.953
Noni L. Ellison	4,545,310,789.674	118,883,998.216
Dean C. Garfield	4,542,518,756.422	121,676,031.468
Patricia Lizarraga	4,547,597,042.403	116,597,745.487
Frances G. Rathke	4,553,474,902.143	110,719,885.747

Non-Independent Trustees
Andrew G. Arnott	4,548,263,383.010	115,931,404.880
Marianne Harrison	4,552,282,391.834	111,912,396.056
Paul Lorentz	4,546,227,532.263	117,967,255.627
Proposal 2: To approve an amendment to the Declaration of Trust revising merger approval requirements.
THE PROPOSAL PASSED ON September 9, 2022.
	Shares voted	% Of shares voted	% Of outstanding shares
For	4,061,202,897.967	87.072%	64.635%
Against	75,620,339.593	1.622%	1.203%
Abstain/Withheld	92,916,059.460	1.992%	1.478%
Broker Non-Vote	434,455,490.870	9.314%	6.914%
SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	27

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
GW&K Investment Management, LLC
Portfolio Managers
Joseph C. Craigen, CFA
Daniel L. Miller, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
28	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
Johh Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock New Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2780199	452SA 2/23
4/2023

Semiannual report
John Hancock
Opportunistic Fixed Income Fund
Fixed income
February 28, 2023

A message to shareholders
Dear shareholder,
The bond market declined during the six months ended February 28, 2023. Investors remained focused on elevated inflation rates around the globe and the efforts of central banks to combat these inflationary pressures by aggressively raising short-term interest rates. While inflation began to ease during the period, many central banks—including the U.S. Federal Reserve—continued their rate hikes or at least signaled that more were on the way. The unexpected collapse of two regional banks just after period end added more volatility in the market.
Despite concerns that the central bank actions would lead to a global recession, bond yields generally rose during the period, leading to declining bond prices. Short-term bond yields increased the most, reflecting the central bank rate hikes. Asia-Pacific bond markets held up the best, while European markets declined the most. From a sector perspective, high-yield corporate bonds largely posted gains for the period, while government securities lagged.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Opportunistic Fixed Income Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
44	Financial statements
48	Financial highlights
53	Notes to financial statements
70	Special shareholder meeting
71	More information
SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2023 (%)

The Bloomberg Global Aggregate Bond USD Hedged Index tracks the performance of global investment-grade debt in fixed-rate treasury, government-related, corporate, and securitized bond markets. Currency exposure is hedged to the U.S. dollar (USD).
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1Class A shares were first offered on 6-4-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 2/28/2023 (% of net assets)

QUALITY COMPOSITION AS OF 2/28/2023 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-23 and do not reflect subsequent downgrades or upgrades, if any.
SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	3

COUNTRY COMPOSITION AS OF 2/28/2023 (% of net assets)
United States	45.8
South Korea	7.5
Japan	5.9
New Zealand	5.0
Brazil	3.9
Iceland	2.5
Australia	2.2
Cayman Islands	2.1
South Africa	1.6
Mexico	1.5
Other countries	22.0
TOTAL	100.0
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2022, with the same investment held until February 28, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2022, with the same investment held until February 28, 2023. Look in any other fund shareholder report
SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	5

to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2022	Ending value on 2-28-2023	Expenses paid during period ended 2-28-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,022.20	$5.82	1.16%
	Hypothetical example	1,000.00	1,019.00	5.81	1.16%
Class C	Actual expenses/actual returns	1,000.00	1,018.30	9.56	1.91%
	Hypothetical example	1,000.00	1,015.30	9.54	1.91%
Class I	Actual expenses/actual returns	1,000.00	1,022.60	4.56	0.91%
	Hypothetical example	1,000.00	1,020.30	4.56	0.91%
Class R6	Actual expenses/actual returns	1,000.00	1,023.20	4.06	0.81%
	Hypothetical example	1,000.00	1,020.80	4.06	0.81%
Class 1	Actual expenses/actual returns	1,000.00	1,023.00	4.26	0.85%
	Hypothetical example	1,000.00	1,020.60	4.26	0.85%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
6	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-28-23 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 17.8%					$19,110,413
(Cost $19,244,881)
U.S. Government 3.4%					3,665,124
U.S. Treasury
Note	3.500	02-15-33		22,200	21,468
Note	4.125	11-15-32		17,900	18,185
Treasury Inflation Protected Security (A)	1.625	10-15-27		3,627,349	3,625,471
U.S. Government Agency 14.4%					15,445,289
Federal National Mortgage Association
30 Yr Pass Thru (B)	4.500	TBA		3,088,000	2,973,044
30 Yr Pass Thru (B)	5.000	TBA		4,596,000	4,516,287

30 Yr Pass Thru (B)	5.500	TBA		7,970,000	7,955,958
Foreign government obligations 44.8%					$47,981,038
(Cost $57,479,835)
Argentina 0.1%					67,701
Republic of Argentina
Bond	1.000	07-09-29		7,467	2,316
Bond (1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter)	1.500	07-09-35		229,987	65,385
Australia 2.0%					2,172,374
Commonwealth of Australia
Bond	0.250	11-21-32	AUD	1,715,000	1,119,934
Bond	1.750	06-21-51	AUD	770,000	311,311
Inflation Linked Bond	1.522	08-21-40	AUD	990,000	741,129
Benin 0.2%					183,604
Republic of Benin
Bond	4.950	01-22-35	EUR	240,000	183,604
Brazil 3.9%					4,146,252
Federative Republic of Brazil
Bill (C)	12.608	01-01-25	BRL	1,229,000	188,016
Bill (C)	12.693	01-01-26	BRL	179,000	24,225
Bill (C)	13.019	01-01-24	BRL	1,030,000	177,239
Bill (C)	13.487	07-01-23	BRL	218,000	39,878
Note	6.000	05-15-55	BRL	1,864,000	1,379,771
Note	10.000	01-01-25	BRL	3,843,000	715,039
Note	10.000	01-01-27	BRL	1,542,000	274,369
Note	10.000	01-01-29	BRL	7,638,000	1,298,548
Note	10.000	01-01-33	BRL	307,000	49,167
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	7

	Rate (%)	Maturity date		Par value^	Value
Bulgaria 0.4%					$393,474
Republic of Bulgaria
Bond	1.375	09-23-50	EUR	450,000	257,512
Bond	4.125	09-23-29	EUR	102,000	105,221
Bond (D)	4.500	01-27-33	EUR	30,000	30,741
Canada 0.6%					691,877
Government of Canada
Bond	4.000	12-01-31	CAD	770,836	691,877
Chile 0.1%					144,419
Republic of Chile
Bond (D)	4.700	09-01-30	CLP	50,000,000	58,012
Bond	5.000	03-01-35	CLP	25,000,000	29,248
Bond	6.000	01-01-43	CLP	45,000,000	57,159
Colombia 1.1%					1,161,413
Republic of Colombia
Bond	3.875	03-22-26	EUR	145,000	144,856
Bond	3.875	02-15-61		260,000	141,082
Bond	6.000	04-28-28	COP	85,500,000	13,237
Bond	6.125	01-18-41		260,000	202,800
Bond	6.250	07-09-36	COP	44,800,000	5,223
Bond	7.250	10-18-34	COP	1,094,900,000	145,797
Bond	7.500	08-26-26	COP	829,900,000	146,940
Bond	7.750	09-18-30	COP	1,142,700,000	177,637
Bond	9.250	05-28-42	COP	1,246,400,000	183,841
Czech Republic 0.7%					775,690
Government of the Czech Republic
Bond	0.450	10-25-23	CZK	200,000	8,636
Bond	0.950	05-15-30	CZK	5,090,000	173,404
Bond	1.200	03-13-31	CZK	880,000	29,734
Bond	1.500	04-24-40	CZK	630,000	17,100
Bond	1.750	06-23-32	CZK	1,930,000	66,149
Bond	2.000	10-13-33	CZK	2,250,000	76,823
Bond	2.500	08-25-28	CZK	4,180,000	164,821
Bond	3.500	05-30-35	CZK	610,000	23,862
Bond	5.000	09-30-30	CZK	3,120,000	139,953
Bond	6.000	02-26-26	CZK	1,640,000	75,208
Dominican Republic 0.1%					161,294
Government of the Dominican Republic
Bond (D)	13.625	02-03-33	DOP	8,000,000	161,294
Greece 0.3%					340,496
Republic of Greece
GDP-Linked Note (E)	4.484*	10-15-42	EUR	119,230,000	340,496
8	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Hungary 1.2%					$1,290,509
Republic of Hungary
Bond	0.500	11-18-30	EUR	51,000	38,125
Bond	1.000	11-26-25	HUF	7,410,000	15,988
Bond	1.625	04-28-32	EUR	455,000	352,254
Bond	1.750	06-05-35	EUR	555,000	397,102
Bond	3.000	08-21-30	HUF	13,710,000	27,008
Bond	3.000	10-27-38	HUF	28,110,000	42,679
Bond	3.250	10-22-31	HUF	44,030,000	84,213
Bond	4.500	03-23-28	HUF	13,010,000	29,369
Bond	4.750	11-24-32	HUF	19,260,000	40,282
Bond (D)	6.125	05-22-28		200,000	203,032
Bond	7.625	03-29-41		54,000	60,457
Iceland 2.5%					2,633,939
Republic of Iceland
Bond	5.000	11-15-28	ISK	431,960,000	2,633,939
Indonesia 1.2%					1,301,990
Republic of Indonesia
Bond	1.400	10-30-31	EUR	670,000	553,968
Bond	6.375	04-15-32	IDR	2,583,000,000	164,547
Bond	6.500	06-15-25	IDR	748,000,000	49,018
Bond	7.000	05-15-27	IDR	923,000,000	61,350
Bond	7.000	02-15-33	IDR	787,000,000	52,005
Bond	7.500	08-15-32	IDR	2,995,000,000	205,005
Bond	7.500	06-15-35	IDR	127,000,000	8,627
Bond	7.500	05-15-38	IDR	1,676,000,000	113,906
Bond	8.375	03-15-34	IDR	1,288,000,000	93,564
Israel 0.9%					959,023
State of Israel
Bond	1.300	04-30-32	ILS	4,360,000	959,023
Japan 5.8%					6,170,827
Government of Japan
CPI Linked Bond	0.100	03-10-28	JPY	497,893,501	3,757,376
CPI Linked Bond	0.100	03-10-29	JPY	318,877,650	2,413,451
Malaysia 1.1%					1,236,166
Government of Malaysia
Bond	2.632	04-15-31	MYR	1,065,000	215,882
Bond	3.478	06-14-24	MYR	910,000	203,145
Bond	3.502	05-31-27	MYR	205,000	45,356
Bond	3.582	07-15-32	MYR	390,000	84,522
Bond	3.882	03-14-25	MYR	1,265,000	284,727
Bond	3.885	08-15-29	MYR	1,015,000	226,862
Bond	3.906	07-15-26	MYR	330,000	74,445
Bond	4.254	05-31-35	MYR	160,000	36,082
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	9

	Rate (%)	Maturity date		Par value^	Value
Malaysia (continued)
Bond	4.696	10-15-42	MYR	275,000	$65,145
Mexico 1.5%					1,562,619
Government of Mexico
Bond	2.125	10-25-51	EUR	300,000	169,735
Bond	3.625	04-09-29	EUR	145,000	146,657
Bond	5.500	03-04-27	MXN	8,357,400	389,520
Bond	5.750	03-05-26	MXN	1,645,400	79,236
Bond	7.500	06-03-27	MXN	2,335,100	117,713
Bond	7.500	05-26-33	MXN	2,800,800	134,809
Bond	7.750	11-13-42	MXN	1,745,800	81,787
Bond	8.000	11-07-47	MXN	1,572,900	75,316
Bond	8.000	07-31-53	MXN	1,044,600	49,748
Bond	8.500	05-31-29	MXN	881,900	46,068
Bond	8.500	11-18-38	MXN	4,026,700	205,383
Bond	10.000	11-20-36	MXN	1,151,600	66,647
New Zealand 5.0%					5,329,977
Government of New Zealand
Bond	1.500	05-15-31	NZD	145,000	70,851
Bond	2.750	05-15-51	NZD	2,030,000	878,403
Inflation Linked Bond	2.994	09-20-40	NZD	755,000	545,517
Inflation Linked Bond	3.025	09-20-35	NZD	1,110,000	826,746
Inflation Linked Bond	3.687	09-20-30	NZD	3,735,000	3,008,460
North Macedonia 0.3%					310,442
Republic of North Macedonia
Bond	1.625	03-10-28	EUR	200,000	163,067
Bond	2.750	01-18-25	EUR	150,000	147,375
Panama 0.1%					146,060
Republic of Panama
Bond	4.500	04-01-56		200,000	146,060
Peru 0.7%					778,981
Republic of Peru
Bond	5.400	08-12-34	PEN	105,000	22,127
Bond	5.940	02-12-29	PEN	310,000	74,602
Bond	6.150	08-12-32	PEN	410,000	94,766
Bond	6.350	08-12-28	PEN	1,415,000	351,751
Bond	6.900	08-12-37	PEN	265,000	62,224
Bond	6.950	08-12-31	PEN	210,000	51,977
Bond	8.200	08-12-26	PEN	445,000	121,534
Philippines 0.3%					322,334
Republic of the Philippines
Bond	1.750	04-28-41	EUR	485,000	322,334
10	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Poland 0.9%					$947,583
Republic of Poland
Bond	1.750	04-25-32	PLN	1,420,000	216,581
Bond	2.750	04-25-28	PLN	395,000	74,527
Bond	2.750	10-25-29	PLN	610,000	109,699
Bond	3.250	07-25-25	PLN	730,000	152,973
Bond	3.750	05-25-27	PLN	1,260,000	255,056
Bond	7.500	07-25-28	PLN	545,000	127,649
Bond (6 month WIBOR) (F)	6.990	01-25-26	PLN	50,000	11,098
Romania 1.0%					1,118,419
Republic of Romania
Bond (D)	2.625	12-02-40	EUR	120,000	71,689
Bond (D)	2.750	04-14-41	EUR	360,000	217,414
Bond	3.650	09-24-31	RON	240,000	38,518
Bond	3.700	11-25-24	RON	60,000	12,203
Bond	3.875	10-29-35	EUR	110,000	87,431
Bond	4.750	10-11-34	RON	365,000	59,302
Bond	4.850	07-25-29	RON	220,000	40,559
Bond	5.800	07-26-27	RON	760,000	153,348
Bond (D)	6.625	02-17-28		66,000	67,386
Bond	6.700	02-25-32	RON	465,000	92,357
Bond (D)	7.625	01-17-53		114,000	122,952
Bond	8.250	09-29-32	RON	710,000	155,260
Russia 0.3%					356,631
Government of Russia
Bond	5.900	03-12-31	RUB	164,810,000	356,631
Saudi Arabia 0.4%					385,763
Kingdom of Saudi Arabia
Bond (D)	2.250	02-02-33		486,000	385,763
Serbia 0.4%					488,837
Republic of Serbia
Bond	1.500	06-26-29	EUR	280,000	220,207
Bond	1.650	03-03-33	EUR	110,000	74,330
Bond (D)	6.500	09-26-33		200,000	194,300
Slovenia 0.1%					86,129
Republic of Slovenia
Bond	3.125	08-07-45	EUR	95,000	86,129
South Africa 1.6%					1,678,644
Republic of South Africa
Bond	6.250	03-31-36	ZAR	2,365,000	85,400
Bond	7.000	02-28-31	ZAR	1,430,000	63,492
Bond	8.000	01-31-30	ZAR	5,330,000	260,329
Bond	8.250	03-31-32	ZAR	7,920,000	371,104
Bond	8.500	01-31-37	ZAR	4,760,000	206,611
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	11

	Rate (%)	Maturity date		Par value^	Value
South Africa (continued)
Bond	8.750	01-31-44	ZAR	2,170,000	$91,837
Bond	8.875	02-28-35	ZAR	7,725,000	357,266
Bond	9.000	01-31-40	ZAR	2,800,000	124,000
Bond	10.500	12-21-26	ZAR	1,090,000	62,964
Bond (3 month JIBAR + 1.300%) (F)	8.567	07-11-27	ZAR	1,000,000	55,641
South Korea 7.5%					8,026,608
Republic of Korea
Bond	1.375	12-10-29	KRW	6,111,740,000	3,963,833
Bond	2.375	12-10-31	KRW	2,612,120,000	1,776,994
Inflation Linked Bond	1.125	06-10-30	KRW	2,698,870,164	2,018,968
Inflation Linked Bond	1.750	06-10-28	KRW	345,551,424	266,813
Spain 0.5%					516,103
Kingdom of Spain
Bond (D)	1.900	10-31-52	EUR	770,000	516,103
Sweden 1.1%					1,172,550
Kingdom of Sweden
Inflation Linked Bond (D)	0.159	06-01-32	SEK	10,180,000	1,172,550
Thailand 0.6%					657,875
Kingdom of Thailand
Bond	1.000	06-17-27	THB	5,360,000	144,617
Bond	1.585	12-17-35	THB	7,025,000	171,731
Bond	1.600	12-17-29	THB	605,000	16,263
Bond	2.000	12-17-31	THB	6,895,000	187,556
Bond	2.000	06-17-42	THB	2,120,000	50,572
Bond	2.875	06-17-46	THB	500,000	13,197
Bond	3.450	06-17-43	THB	2,510,000	73,939
Ukraine 0.1%					63,000
Republic of Ukraine
Bond	7.253	03-15-35		375,000	63,000
United Arab Emirates 0.2%					201,435
Finance Department Government of Sharjah

Bond (D)	6.500	11-23-32		200,000	201,435
Corporate bonds 21.7%					$23,203,239
(Cost $24,793,064)
Australia 0.2%					234,138
BHP Billiton Finance USA, Ltd.	4.900	02-28-33		150,000	149,397
FMG Resources Proprietary, Ltd. (D)	5.875	04-15-30		90,000	84,741
Austria 0.2%					223,100
Klabin Austria GmbH (D)	7.000	04-03-49		230,000	223,100
12	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Bermuda 0.0%					$21,400
Carnival Holdings Bermuda, Ltd. (D)	10.375	05-01-28		20,000	21,400
Canada 0.2%					232,604
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76		33,000	31,662
Enerflex, Ltd. (D)	9.000	10-15-27		30,000	29,608
goeasy, Ltd. (D)	4.375	05-01-26		99,000	87,642
TransCanada Pipelines, Ltd. (3 month LIBOR + 2.210%) (F)	7.074	05-15-67		28,000	22,820
Transcanada Trust (5.600% to 12-7-31, then 5 Year CMT + 3.986%)	5.600	03-07-82		70,000	60,872
Chile 0.1%					132,320
VTR Comunicaciones SpA	4.375	04-15-29		200,000	132,320
China 0.2%					162,026
CIFI Holdings Group Company, Ltd.	4.375	04-12-27		200,000	49,150
Country Garden Holdings Company, Ltd.	3.875	10-22-30		210,000	112,876
Colombia 0.0%					24,500
Ecopetrol SA	8.875	01-13-33		25,000	24,500
Finland 0.0%					9,750
Nokia OYJ	6.625	05-15-39		10,000	9,750
France 0.9%					977,575
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) (D)	6.221	06-15-33		400,000	379,894
TotalEnergies SE (2.125% to 1-25-33, then 5 Year Euro Swap Rate + 2.513% to 1-25-53, then 5 Year Euro Swap Rate + 3.263%) (G)	2.125	07-25-32	EUR	340,000	260,407
Valeo	1.000	08-03-28	EUR	400,000	337,274
Germany 0.5%					459,147
Allianz SE (2.600% to 10-30-31, then 5 Year Euro Swap Rate + 2.579%) (G)	2.600	10-30-31	EUR	200,000	142,741
Deutsche Bank AG (3.742% to 10-7-31, then SOFR + 2.257%)	3.742	01-07-33		200,000	153,235
Hannover Rueck SE (1.750% to 7-8-30, then 3 month EURIBOR + 3.000%)	1.750	10-08-40	EUR	100,000	83,034
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	13

	Rate (%)	Maturity date		Par value^	Value
Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG (1.250% to 11-26-30, then 3 month EURIBOR + 2.550%)	1.250	05-26-41	EUR	100,000	80,137
Italy 0.4%					$446,221
Assicurazioni Generali SpA	2.429	07-14-31	EUR	510,000	446,221
Japan 0.1%					133,514
Rakuten Group, Inc. (4.250% to 4-22-27, then 5 Year Euro Swap Rate + 4.740%) (G)	4.250	04-22-27	EUR	200,000	133,514
Luxembourg 0.3%					270,421
Greensaif Pipelines Bidco Sarl (D)	6.510	02-23-42		200,000	203,828
Trinseo Materials Operating SCA (D)	5.125	04-01-29		100,000	66,593
Macau 0.2%					231,113
Wynn Macau, Ltd. (D)	5.625	08-26-28		270,000	231,113
Malta 0.2%					171,961
VistaJet Malta Finance PLC (D)	6.375	02-01-30		130,000	113,784
VistaJet Malta Finance PLC (D)	7.875	05-01-27		61,000	58,177
Netherlands 0.7%					726,897
ABN AMRO Bank NV (3.324% to 12-13-31, then 5 Year CMT + 1.900%) (D)	3.324	03-13-37		200,000	151,912
Achmea BV (2.500% to 6-24-29, then 5 Year Euro Swap Rate + 3.650%)	2.500	09-24-39	EUR	100,000	82,774
JAB Holdings BV (D)	4.500	04-08-52		250,000	182,552
Teva Pharmaceutical Finance Netherlands II BV	4.375	05-09-30	EUR	350,000	309,659
Norway 0.7%					746,945
Var Energi ASA (D)	7.500	01-15-28		320,000	330,005
Var Energi ASA (D)	8.000	11-15-32		400,000	416,940
Spain 0.3%					346,279
Banco de Credito Social Cooperativo SA (1.750% to 3-9-27, then 1 Year Euro Swap Rate + 2.150%)	1.750	03-09-28	EUR	100,000	85,087
Telefonica Emisiones SA	5.520	03-01-49		300,000	261,192
Switzerland 0.5%					487,042
Credit Suisse Group AG (6.537% to 8-12-32, then SOFR + 3.920%) (D)	6.537	08-12-33		250,000	224,498
Credit Suisse Group AG (9.016% to 11-15-32, then SOFR + 5.020%) (D)	9.016	11-15-33		250,000	262,544
14	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
United Arab Emirates 0.2%					$238,597
MDGH GMTN RSC, Ltd.	1.000	03-10-34	EUR	305,000	238,597
United Kingdom 0.8%					828,118
Anglo American Capital PLC (D)	5.625	04-01-30		400,000	395,549
BP Capital Markets PLC (4.375% to 9-22-25, then 5 Year CMT + 4.036% to 9-22-30, then 5 Year CMT + 4.286% to 9-22-45, then 5 Year CMT + 5.036%) (G)	4.375	06-22-25		17,000	16,208
BP Capital Markets PLC (4.875% to 6-22-30, then 5 Year CMT + 4.398% to 6-22-50, then 5 Year CMT + 5.148%) (G)	4.875	03-22-30		36,000	32,988
HSBC Holdings PLC (5.402% to 8-11-32, then SOFR + 2.870%)	5.402	08-11-33		400,000	383,373
United States 15.0%					16,099,571
Acrisure LLC (D)	4.250	02-15-29		55,000	44,768
Acrisure LLC (D)	7.000	11-15-25		97,000	90,649
Advanced Drainage Systems, Inc. (D)	6.375	06-15-30		80,000	76,403
Aircastle, Ltd. (5.250% to 9-15-26, then 5 Year CMT + 4.410% to 9-15-31, then 5 Year CMT + 4.660% to 9-15-46, then 5 Year CMT + 5.160%) (D)(G)	5.250	06-15-26		43,000	34,833
Alliant Holdings Intermediate LLC (D)	6.750	10-15-27		96,000	87,243
Altria Group, Inc.	3.125	06-15-31	EUR	170,000	150,061
American Axle & Manufacturing, Inc.	6.875	07-01-28		110,000	98,720
American Express Company (3.550% to 9-15-26, then 5 Year CMT + 2.854%) (G)	3.550	09-15-26		40,000	33,956
AmeriGas Partners LP	5.750	05-20-27		85,000	78,623
Amgen, Inc.	4.875	03-01-53		13,000	11,579
Amgen, Inc. (B)	5.599	03-02-43		70,000	69,127
Amgen, Inc. (B)	5.650	03-02-53		120,000	119,012
Amgen, Inc. (B)	5.750	03-02-63		95,000	93,689
AmWINS Group, Inc. (D)	4.875	06-30-29		147,000	124,848
Antero Midstream Partners LP (D)	5.375	06-15-29		61,000	54,900
Antero Resources Corp. (D)	5.375	03-01-30		59,000	53,720
Apache Corp.	4.375	10-15-28		62,000	56,411
APX Group, Inc. (D)	5.750	07-15-29		82,000	68,701
Aramark Services, Inc. (D)	6.375	05-01-25		141,000	140,082
Arthur J. Gallagher & Company	5.750	03-02-53		130,000	129,224
AssuredPartners, Inc. (D)	5.625	01-15-29		126,000	106,759
AutoZone, Inc.	4.750	08-01-32		50,000	47,713
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%)	2.687	04-22-32		465,000	377,131
Bausch Health Companies, Inc. (D)	4.875	06-01-28		22,000	13,723
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	15

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK) (D)	7.750	04-01-27	66,000	47,637
Black Knight InfoServ LLC (D)	3.625	09-01-28	290,000	250,850
Blackstone Holdings Finance Company LLC (D)	6.200	04-22-33	180,000	184,699
Broadcom, Inc.	4.300	11-15-32	133,000	117,865
Buckeye Partners LP (D)	4.500	03-01-28	55,000	48,296
Buckeye Partners LP (3 month LIBOR + 4.020%) (F)	8.835	01-22-78	7,000	6,090
Builders FirstSource, Inc. (D)	4.250	02-01-32	110,000	92,348
Builders FirstSource, Inc. (D)	5.000	03-01-30	305,000	274,699
Caesars Entertainment, Inc. (D)	7.000	02-15-30	45,000	45,338
Caesars Entertainment, Inc. (D)	8.125	07-01-27	191,000	192,910
Capital One Financial Corp. (2.359% to 7-29-31, then SOFR + 1.337%)	2.359	07-29-32	85,000	62,540
Capital One Financial Corp. (5.817% to 2-1-33, then SOFR + 2.600%)	5.817	02-01-34	70,000	67,972
Carnival Corp. (D)	7.625	03-01-26	70,000	62,841
CCO Holdings LLC (D)	4.500	06-01-33	14,000	10,892
CCO Holdings LLC (D)	5.375	06-01-29	117,000	104,358
CCO Holdings LLC (D)	7.375	03-01-31	100,000	97,011
Celanese US Holdings LLC	6.379	07-15-32	65,000	63,066
CenterPoint Energy, Inc. (6.125% to 9-1-23, then 3 month LIBOR + 3.270%) (G)	6.125	09-01-23	22,000	21,597
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (G)	7.375	05-15-28	23,000	23,000
Clydesdale Acquisition Holdings, Inc. (D)	6.625	04-15-29	10,000	9,541
Clydesdale Acquisition Holdings, Inc. (D)	8.750	04-15-30	145,000	130,990
CMS Energy Corp. (4.750% to 3-1-30, then 5 Year CMT + 4.116%)	4.750	06-01-50	19,000	17,018
Coherent Corp. (D)	5.000	12-15-29	37,000	32,416
Compass Group Diversified Holdings LLC (D)	5.250	04-15-29	121,000	105,468
Corebridge Financial, Inc. (6.875% to 9-15-27, then 5 Year CMT + 3.846%) (D)	6.875	12-15-52	11,000	10,875
Crestwood Mid Partners LP (D)	7.375	02-01-31	105,000	102,283
Crocs, Inc. (D)	4.125	08-15-31	165,000	135,300
CSC Holdings LLC (D)	4.125	12-01-30	200,000	144,536
Dave & Buster’s, Inc. (D)	7.625	11-01-25	47,000	47,646
Devon Energy Corp.	5.600	07-15-41	70,000	64,548
Diamondback Energy, Inc.	6.250	03-15-53	65,000	63,895
16	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
DISH Network Corp. (D)	11.750	11-15-27	149,000	150,971
Dominion Energy, Inc. (4.350% to 1-15-27, then 5 Year CMT + 3.195%) (G)	4.350	01-15-27	114,000	98,869
Dominion Energy, Inc. (4.650% to 12-15-24, then 5 Year CMT + 2.993%) (G)	4.650	12-15-24	31,000	28,598
DT Midstream, Inc. (D)	4.375	06-15-31	140,000	117,250
DTE Electric Company	5.400	04-01-53	20,000	20,165
Duke Energy Corp. (4.875% to 9-16-24, then 5 Year CMT + 3.388%) (G)	4.875	09-16-24	12,000	11,610
Earthstone Energy Holdings LLC (D)	8.000	04-15-27	49,000	46,933
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (G)	5.375	03-15-26	24,000	21,848
Elanco Animal Health, Inc.	6.650	08-28-28	30,000	28,646
Eli Lilly & Company	4.875	02-27-53	35,000	34,941
Eli Lilly & Company	4.950	02-27-63	20,000	19,883
Embarq Corp.	7.995	06-01-36	175,000	75,321
Enact Holdings, Inc. (D)	6.500	08-15-25	64,000	62,896
EnLink Midstream LLC (D)	5.625	01-15-28	98,000	93,345
EnLink Midstream LLC (D)	6.500	09-01-30	28,000	27,578
EnLink Midstream Partners LP	5.450	06-01-47	83,000	65,430
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	12,000	10,715
Enterprise Products Operating LLC	5.350	01-31-33	15,000	14,991
Enterprise Products Operating LLC (5.375% to 2-15-28, then 3 month LIBOR + 2.570%)	5.375	02-15-78	45,000	37,575
Enterprise Products Operating LLC (3 month LIBOR + 2.986%) (F)	7.858	08-16-77	48,000	45,913
EQM Midstream Partners LP (D)	4.750	01-15-31	60,000	48,750
EQM Midstream Partners LP	6.500	07-15-48	15,000	11,173
Exelon Corp.	5.600	03-15-53	70,000	68,345
FirstCash, Inc. (D)	4.625	09-01-28	321,000	278,859
FirstCash, Inc. (D)	5.625	01-01-30	174,000	153,910
Flex, Ltd.	4.875	05-12-30	115,000	108,920
Florida Power & Light Company	5.300	04-01-53	10,000	9,950
Freedom Mortgage Corp. (D)	7.625	05-01-26	62,000	52,926
Frontier Communications Holdings LLC (D)	5.875	10-15-27	47,000	43,668
Frontier Communications Holdings LLC (D)	6.750	05-01-29	60,000	50,412
Gen Digital, Inc. (D)	6.750	09-30-27	14,000	13,761
Gen Digital, Inc. (D)	7.125	09-30-30	39,000	38,025
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	17

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (G)	5.700	09-30-30	25,000	22,583
Glatfelter Corp. (D)	4.750	11-15-29	175,000	114,743
Gray Escrow II, Inc. (D)	5.375	11-15-31	65,000	48,259
Great Lakes Dredge & Dock Corp. (D)	5.250	06-01-29	170,000	132,395
Hanesbrands, Inc. (D)	9.000	02-15-31	85,000	85,948
Hawaiian Brand Intellectual Property, Ltd. (D)	5.750	01-20-26	102,000	94,851
Hess Corp.	5.800	04-01-47	80,000	75,625
Hightower Holding LLC (D)	6.750	04-15-29	132,000	111,665
Home Point Capital, Inc. (D)	5.000	02-01-26	175,000	122,030
HUB International, Ltd. (D)	5.625	12-01-29	96,000	82,388
HUB International, Ltd. (D)	7.000	05-01-26	104,000	102,236
Intel Corp.	5.625	02-10-43	20,000	19,521
Intel Corp.	5.700	02-10-53	80,000	78,174
Intel Corp.	5.900	02-10-63	85,000	83,659
Iron Mountain, Inc. (D)	5.625	07-15-32	60,000	51,910
JPMorgan Chase & Co. (4.912% to 7-25-32, then SOFR + 2.080%)	4.912	07-25-33	560,000	536,206
KB Home	4.000	06-15-31	5,000	4,084
KB Home	4.800	11-15-29	5,000	4,363
KB Home	6.875	06-15-27	10,000	9,947
Kinder Morgan, Inc.	5.450	08-01-52	75,000	66,959
Ladder Capital Finance Holdings LLLP (D)	4.250	02-01-27	176,000	149,611
Ladder Capital Finance Holdings LLLP (D)	4.750	06-15-29	20,000	16,263
LBM Acquisition LLC (D)	6.250	01-15-29	202,000	143,917
LD Holdings Group LLC (D)	6.125	04-01-28	46,000	27,255
LD Holdings Group LLC (D)	6.500	11-01-25	21,000	15,540
Lennar Corp.	4.750	11-29-27	108,000	103,415
LFS Topco LLC (D)	5.875	10-15-26	64,000	55,117
Liberty Mutual Group, Inc. (D)	3.950	05-15-60	125,000	86,607
Liberty Mutual Group, Inc. (4.125% to 9-15-26, then 5 Year CMT + 3.315%) (D)	4.125	12-15-51	26,000	21,691
Liberty Mutual Group, Inc. (D)	4.300	02-01-61	78,000	47,378
Lithia Motors, Inc. (D)	4.375	01-15-31	60,000	49,950
M&T Bank Corp. (5.000% to 8-1-24, then 5 Year CMT + 3.174%) (G)	5.000	08-01-24	12,000	11,446
M/I Homes, Inc.	3.950	02-15-30	150,000	121,639
Mauser Packaging Solutions Holding Company (D)	7.875	08-15-26	5,000	5,031
McAfee Corp. (D)	7.375	02-15-30	25,000	19,813
18	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Medline Borrower LP (D)	3.875	04-01-29	40,000	33,339
Medline Borrower LP (D)	5.250	10-01-29	242,000	198,606
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	6,000	6,022
Micron Technology, Inc.	5.875	02-09-33	65,000	62,973
Mileage Plus Holdings LLC (D)	6.500	06-20-27	43,364	43,364
Morgan Stanley (5.297% to 4-20-32, then SOFR + 2.620%)	5.297	04-20-37	13,000	12,113
Morgan Stanley (5.948% to 1-19-33, then 5 Year CMT + 2.430%)	5.948	01-19-38	17,000	16,610
MSCI, Inc. (D)	3.625	09-01-30	131,000	111,363
MSCI, Inc. (D)	3.875	02-15-31	115,000	98,978
Nabors Industries, Inc. (D)	7.375	05-15-27	43,000	41,443
National Rural Utilities Cooperative Finance Corp. (4.750% to 4-30-23, then 3 month LIBOR + 2.910%)	4.750	04-30-43	23,000	22,313
Nationstar Mortgage Holdings, Inc. (D)	5.125	12-15-30	40,000	30,991
Nationstar Mortgage Holdings, Inc. (D)	5.750	11-15-31	360,000	282,391
NCL Corp., Ltd. (D)	7.750	02-15-29	154,000	134,057
Nextera Energy Capital Holdings, Inc.	5.250	02-28-53	70,000	67,002
Novelis Corp. (D)	4.750	01-30-30	97,000	85,215
Occidental Petroleum Corp.	4.500	07-15-44	74,000	57,734
Occidental Petroleum Corp.	6.450	09-15-36	65,000	65,325
Open Text Holdings, Inc. (D)	4.125	02-15-30	85,000	69,946
Open Text Holdings, Inc. (D)	4.125	12-01-31	85,000	67,639
Oracle Corp.	6.500	04-15-38	30,000	31,261
Pacific Gas & Electric Company	6.150	01-15-33	22,000	21,716
Paramount Global	4.375	03-15-43	100,000	69,635
Paramount Global	4.950	05-19-50	110,000	81,441
Paramount Global (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250	02-28-57	65,000	53,625
PennyMac Financial Services, Inc. (D)	4.250	02-15-29	160,000	125,223
PennyMac Financial Services, Inc. (D)	5.750	09-15-31	63,000	50,195
Performance Food Group, Inc. (D)	4.250	08-01-29	144,000	125,731
Philip Morris International, Inc.	5.375	02-15-33	8,000	7,866
Post Holdings, Inc. (D)	4.625	04-15-30	133,000	115,314
PPL Capital Funding, Inc. (3 month LIBOR + 2.665%) (F)	7.395	03-30-67	38,000	34,443
PPL Electric Utilities Corp.	5.250	05-15-53	55,000	54,218
Presidio Holdings, Inc. (D)	8.250	02-01-28	206,000	195,791
Qualcomm, Inc.	6.000	05-20-53	60,000	64,747
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	19

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Range Resources Corp. (D)	4.750	02-15-30	13,000	11,635
Range Resources Corp.	8.250	01-15-29	40,000	41,050
Regal Rexnord Corp. (D)	6.050	02-15-26	5,000	4,960
Regal Rexnord Corp. (D)	6.300	02-15-30	20,000	19,568
Regal Rexnord Corp. (D)	6.400	04-15-33	10,000	9,840
Royal Caribbean Cruises, Ltd. (D)	5.500	08-31-26	85,000	78,100
Royal Caribbean Cruises, Ltd. (D)	7.250	01-15-30	56,000	56,140
Royal Caribbean Cruises, Ltd. (D)	11.625	08-15-27	17,000	18,106
Sempra Energy (4.875% to 10-15-25, then 5 Year CMT + 4.550%) (G)	4.875	10-15-25	36,000	33,934
Signal Parent, Inc. (D)	6.125	04-01-29	14,000	6,090
Sirius XM Radio, Inc. (D)	5.500	07-01-29	55,000	49,638
Southwestern Energy Company	4.750	02-01-32	75,000	64,450
SRS Distribution, Inc. (D)	6.125	07-01-29	60,000	50,177
Standard Industries, Inc. (D)	3.375	01-15-31	49,000	37,596
Standard Industries, Inc. (D)	4.375	07-15-30	331,000	275,558
STL Holding Company LLC (D)	7.500	02-15-26	68,000	59,160
Synchrony Financial	2.875	10-28-31	85,000	63,935
Synchrony Financial	7.250	02-02-33	130,000	125,140
Sysco Corp.	6.600	04-01-40	80,000	85,329
Sysco Corp.	6.600	04-01-50	10,000	10,973
Terex Corp. (D)	5.000	05-15-29	153,000	140,468
The Charles Schwab Corp. (4.000% to 6-1-26, then 5 Year CMT + 3.168%) (G)	4.000	06-01-26	25,000	22,748
The Dun & Bradstreet Corp. (D)	5.000	12-15-29	130,000	107,547
The Gap, Inc. (D)	3.625	10-01-29	76,000	55,733
The Gap, Inc. (D)	3.875	10-01-31	144,000	103,314
The Hertz Corp. (D)	5.000	12-01-29	90,000	74,721
The Michaels Companies, Inc. (D)	7.875	05-01-29	72,000	54,180
The Southern Company (3.750% to 6-15-26, then 5 Year CMT + 2.915%)	3.750	09-15-51	27,000	23,006
The William Carter Company (D)	5.625	03-15-27	164,000	157,630
TopBuild Corp. (D)	3.625	03-15-29	30,000	25,004
TransDigm, Inc. (D)	6.250	03-15-26	138,000	136,171
Transocean, Inc. (D)	8.750	02-15-30	15,000	15,263
U.S. Steel Corp.	6.875	03-01-29	57,000	57,026
Uber Technologies, Inc. (D)	4.500	08-15-29	121,000	106,974
Union Electric Company (B)	5.450	03-15-53	20,000	19,998
United Natural Foods, Inc. (D)	6.750	10-15-28	177,000	167,538
United Parcel Service, Inc.	5.050	03-03-53	200,000	197,453
United Wholesale Mortgage LLC (D)	5.500	04-15-29	425,000	351,773
Venture Global Calcasieu Pass LLC (D)	4.125	08-15-31	141,000	121,260
20	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
Venture Global Calcasieu Pass LLC (D)	6.250	01-15-30		35,000	34,519
Viper Energy Partners LP (D)	5.375	11-01-27		290,000	275,732
WarnerMedia Holdings, Inc. (D)	3.755	03-15-27		35,000	32,107
WarnerMedia Holdings, Inc. (D)	5.141	03-15-52		225,000	176,378
WarnerMedia Holdings, Inc. (D)	5.391	03-15-62		145,000	113,102
Weatherford International, Ltd. (D)	8.625	04-30-30		30,000	29,960
WEC Energy Group, Inc. (3 month LIBOR + 2.113%) (F)	6.976	05-15-67		13,000	11,105
Wells Fargo & Company (3.900% to 3-15-26, then 5 Year CMT + 3.453%) (G)	3.900	03-15-26		12,000	10,733
Wells Fargo & Company (4.897% to 7-25-32, then SOFR + 2.100%)	4.897	07-25-33		280,000	267,438
Western Midstream Operating LP	4.300	02-01-30		124,000	109,857

Zayo Group Holdings, Inc. (D)	4.000	03-01-27		60,000	46,028
Convertible bonds 3.5%					$3,798,895
(Cost $4,185,445)
Bermuda 0.0%					32,206
NCL Corp., Ltd.	2.500	02-15-27		41,000	32,206
Canada 0.0%					42,400
Shopify, Inc.	0.125	11-01-25		50,000	42,400
China 0.1%					130,651
NIO, Inc.	0.500	02-01-27		162,000	130,651
Israel 0.0%					10,572
SolarEdge Technologies, Inc., Zero Coupon	0.000	09-15-25		8,000	10,572
Italy 0.1%					89,271
Nexi SpA	1.750	04-24-27	EUR	100,000	89,271
Luxembourg 0.1%					53,763
Arrival SA (D)	3.500	12-01-26		170,000	53,763
Singapore 0.2%					264,425
Sea, Ltd.	0.250	09-15-26		350,000	264,425
United States 3.0%					3,175,607
3D Systems Corp. (C)	8.542	11-15-26		11,000	8,078
Affirm Holdings, Inc. (C)	11.355	11-15-26		40,000	26,676
Airbnb, Inc. (C)	4.969	03-15-26		105,000	90,405
Alarm.com Holdings, Inc. (C)	7.054	01-15-26		70,000	57,357
Bandwidth, Inc.	0.250	03-01-26		34,000	25,655
Bentley Systems, Inc.	0.125	01-15-26		60,000	55,260
Beyond Meat, Inc. (C)	37.921	03-15-27		125,000	33,452
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	21

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
BILL Holdings, Inc. (C)	6.240	04-01-27	15,000	11,670
Block, Inc.	0.125	03-01-25	6,000	5,933
Block, Inc.	0.250	11-01-27	87,000	67,208
Bloomin’ Brands, Inc.	5.000	05-01-25	4,000	9,228
Cardlytics, Inc.	1.000	09-15-25	35,000	14,996
Carnival Corp. (D)	5.750	12-01-27	20,000	22,070
Ceridian HCM Holding, Inc.	0.250	03-15-26	118,000	104,902
Cracker Barrel Old Country Store, Inc.	0.625	06-15-26	50,000	44,219
Datadog, Inc.	0.125	06-15-25	45,000	49,298
Dexcom, Inc.	0.250	11-15-25	16,000	16,936
DigitalOcean Holdings, Inc. (C)	7.254	12-01-26	55,000	42,116
DISH Network Corp.	3.375	08-15-26	23,000	14,699
DraftKings Holdings, Inc. (C)	7.430	03-15-28	22,000	15,246
Dropbox, Inc. (C)	3.252	03-01-28	75,000	63,750
Etsy, Inc.	0.125	10-01-26	7,000	10,749
Etsy, Inc.	0.250	06-15-28	80,000	66,526
Euronet Worldwide, Inc.	0.750	03-15-49	13,000	12,727
Exact Sciences Corp.	0.375	03-15-27	55,000	49,809
Exact Sciences Corp.	0.375	03-01-28	90,000	77,571
Ford Motor Company (C)	1.246	03-15-26	6,000	5,775
FTI Consulting, Inc.	2.000	08-15-23	11,000	20,004
Health Catalyst, Inc.	2.500	04-15-25	5,000	4,665
JetBlue Airways Corp.	0.500	04-01-26	167,000	128,665
John Bean Technologies Corp.	0.250	05-15-26	77,000	70,340
Lumentum Holdings, Inc. (D)	0.500	06-15-28	40,000	30,105
Nabors Industries, Inc.	0.750	01-15-24	11,000	10,423
Nabors Industries, Inc. (D)	1.750	06-15-29	20,000	19,930
Nutanix, Inc.	0.250	10-01-27	20,000	16,994
NuVasive, Inc.	0.375	03-15-25	95,000	84,170
Oak Street Health, Inc. (C)	2.552	03-15-26	15,000	13,878
Okta, Inc.	0.125	09-01-25	50,000	43,375
ON Semiconductor Corp. (D)	0.500	03-01-29	11,000	11,058
PAR Technology Corp.	1.500	10-15-27	10,000	7,985
Patrick Industries, Inc.	1.750	12-01-28	22,000	20,199
Pebblebrook Hotel Trust	1.750	12-15-26	80,000	68,360
Pegasystems, Inc.	0.750	03-01-25	22,000	19,316
Penn Entertainment, Inc.	2.750	05-15-26	6,000	8,892
Pioneer Natural Resources Company	0.250	05-15-25	13,000	26,481
PPL Capital Funding, Inc. (D)	2.875	03-15-28	34,000	33,318
Rapid7, Inc.	0.250	03-15-27	55,000	48,384
Redfin Corp.	0.500	04-01-27	50,000	30,069
Repay Holdings Corp. (C)(D)	8.354	02-01-26	415,000	327,020
RingCentral, Inc. (C)	6.563	03-01-25	50,000	43,938
22	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Shake Shack, Inc. (C)	6.019	03-01-28	10,000	7,432
Shift4 Payments, Inc.	0.500	08-01-27	310,000	269,235
Snap, Inc.	0.125	03-01-28	400,000	279,000
Southwest Airlines Company	1.250	05-01-25	9,000	10,256
Splunk, Inc.	1.125	09-15-25	3,000	2,942
Splunk, Inc.	1.125	06-15-27	93,000	79,449
Spotify USA, Inc. (C)	6.642	03-15-26	65,000	53,300
Stem, Inc. (D)	0.500	12-01-28	85,000	51,849
Team, Inc.	5.000	08-01-23	10,000	8,855
Teladoc Health, Inc.	1.250	06-01-27	32,000	25,018
The Greenbrier Companies, Inc.	2.875	04-15-28	50,000	42,600
The Middleby Corp.	1.000	09-01-25	88,000	113,696
The Southern Company (D)	3.875	12-15-25	37,000	36,354
Uber Technologies, Inc. (C)	5.087	12-15-25	103,000	89,480

Western Digital Corp.	1.500	02-01-24	17,000	16,261
Municipal bonds 1.1%				$1,139,205
(Cost $1,321,572)
Chicago Transit Authority (Illinois)	3.552	12-01-34	95,000	82,636

Chicago Transit Authority (Illinois)	3.912	12-01-40	10,000	8,560
Chicago Transit Authority, Series A (Illinois)	6.899	12-01-40	10,000	11,219
City & County of Denver Company Airport System Revenue (Colorado)	2.717	11-15-34	20,000	15,957
City & County of Denver Company Airport System Revenue (Colorado)	2.867	11-15-37	15,000	11,619
City of Austin Airport System Revenue (Texas)	5.000	11-15-32	25,000	26,916
City of Austin Airport System Revenue (Texas)	5.000	11-15-44	60,000	61,678
City of Houston Airport System Revenue (Texas)	2.385	07-01-31	50,000	41,298
City of San Antonio Electric & Gas Systems Revenue (Texas)	4.365	02-01-42	95,000	86,375
City of San Antonio Electric & Gas Systems Revenue (Texas)	4.445	02-01-47	95,000	85,409
City of Tampa (Florida) (C)	4.318	09-01-36	20,000	11,205
Commonwealth of Massachusetts, GO	2.514	07-01-41	130,000	96,203
County of Broward Port Facilities Revenue (Florida)	5.000	09-01-28	30,000	32,461
County of Broward Port Facilities Revenue (Florida)	5.000	09-01-33	20,000	22,007
County of Miami-Dade Aviation Revenue (Florida)	3.270	10-01-41	10,000	7,792
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	23

	Rate (%)	Maturity date	Par value^	Value

County of Miami-Dade Aviation Revenue (Florida)	4.000	10-01-35	30,000	$30,240
Dallas Fort Worth International Airport (Texas)	3.089	11-01-40	30,000	24,083
Dallas Fort Worth International Airport (Texas)	4.087	11-01-51	50,000	43,580
District of Columbia	3.432	04-01-42	85,000	67,888
Metropolitan Transportation Authority (New York)	5.000	11-15-29	15,000	15,960
Orange County Convention Center (Florida)	5.000	10-01-31	15,000	15,744
Port Authority of New York & New Jersey	4.000	03-15-30	50,000	51,067
Port of Seattle (Washington)	5.000	04-01-39	40,000	41,889
Regents of the University of California Medical Center Pooled Revenue	4.563	05-15-53	115,000	106,714
San Francisco City & County Airport Commission (California)	2.958	05-01-51	20,000	13,238
San Francisco City & County Airport Commission (California)	5.000	05-01-50	75,000	76,281
State of Hawaii Airports System Revenue	4.000	07-01-35	20,000	19,356

Triborough Bridge & Tunnel Authority (New York)	5.000	11-15-54	30,000	31,830
Term loans (H) 3.8%				$4,051,647
(Cost $4,302,863)
Cayman Islands 0.0%				0
Paragon Offshore Finance Company, Term Loan B (I)(J)	0.000	07-18-22	9,802	0
Luxembourg 0.1%				125,219
Delta 2 Lux Sarl, Term Loan B (1 month SOFR + 3.250%)	7.868	01-15-30	125,000	125,219
United States 3.7%				3,926,428
Asurion LLC, 2020 Term Loan B8 (1 month LIBOR + 3.250%)	7.885	12-23-26	97,066	92,247
Asurion LLC, 2021 2nd Lien Term Loan B3 (1 month LIBOR + 5.250%)	9.885	01-31-28	230,000	195,730
Berlin Packaging LLC, 2021 Term Loan B5 (1 and 3 month LIBOR + 3.750%)	8.329	03-11-28	148,125	144,908
Caesars Entertainment, Inc., Term Loan B (1 month SOFR + 3.250%)	7.968	02-06-30	105,000	104,752
Carnival Corp., 2021 Incremental Term Loan B (1 month LIBOR + 3.250%)	7.885	10-18-28	123,750	119,883
24	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Coherent Corp., 2022 Term Loan B (1 month LIBOR + 2.750%)	7.385	07-02-29	100,613	$99,984
Core & Main LP, 2021 Term Loan B (1 and 6 month LIBOR + 2.500%)	7.273	07-27-28	145,746	144,880
Crocs, Inc., Term Loan B (3 month SOFR + 3.500%)	8.050	02-20-29	167,500	166,942
Crown Finance US, Inc., 2018 USD Term Loan (I)	0.000	02-28-25	123,879	18,815
Crown Finance US, Inc., 2022 DIP Delayed Draw Term Loan (1 month SOFR + 10.000%)	14.568	09-07-23	4,755	4,839
Crown Finance US, Inc. , 2022 DIP Term Loan (1 month SOFR + 10.000%)	14.561	09-07-23	56,582	57,587
Dcert Buyer, Inc., 2019 Term Loan B (3 month SOFR + 4.000%)	8.696	10-16-26	199,449	196,258
Elanco Animal Health, Inc., Term Loan B (1 month LIBOR + 1.750%)	6.316	08-01-27	111,933	109,534
Golden Entertainment, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%)	7.620	10-21-24	96,867	96,624
Great Outdoors Group LLC, 2021 Term Loan B1 (1 month LIBOR + 3.750%)	8.385	03-06-28	112,711	110,914
Hanesbrands, Inc., 2023 Term Loan B (K)	TBD	02-14-30	115,000	114,856
Hightower Holding LLC, 2021 Term Loan B (3 month LIBOR + 4.000%)	8.815	04-21-28	148,125	141,830
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 3.000%)	7.817	04-25-25	195,662	195,017
Hyland Software, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.500%)	8.135	07-01-24	97,704	97,365
IRB Holding Corp., 2022 Term Loan B (1 month SOFR + 3.000%)	7.687	12-15-27	425,750	419,896
Medline Borrower LP, USD Term Loan B (1 month LIBOR + 3.250%)	7.885	10-23-28	188,575	181,660
NEP Group, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.250%)	7.885	10-20-25	51,254	47,954
Polaris Newco LLC, USD Term Loan B (3 month LIBOR + 4.000%)	8.730	06-02-28	98,750	91,206
Quikrete Holdings, Inc., 2016 1st Lien Term Loan (1 month LIBOR + 2.625%)	7.260	02-01-27	97,000	96,054
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	25

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Sedgwick Claims Management Services, Inc., 2023 Term Loan B (K)	TBD	02-17-28	32,500	$32,094
SRS Distribution, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%)	8.135	06-02-28	107,855	104,232
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%)	6.385	04-16-25	77,604	77,427
SS&C Technologies, Inc., 2018 Term Loan B4 (1 month LIBOR + 1.750%)	6.385	04-16-25	68,818	68,661
Surgery Center Holdings, Inc., 2021 Term Loan (1 month LIBOR + 3.750%)	8.360	08-31-26	124,310	123,292
The Dun & Bradstreet Corp., Term Loan (1 month LIBOR + 3.250%)	7.867	02-06-26	142,279	141,847
TransDigm, Inc., 2020 Term Loan E (3 month LIBOR + 2.250%)	6.980	05-30-25	195,099	194,717

WW International, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%)	8.140	04-13-28	236,605	134,423
Collateralized mortgage obligations 3.7%				$4,026,002
(Cost $4,206,077)
Commercial and residential 1.4%				1,578,786
Angel Oak Mortgage Trust
Series 2020-3, Class M1 (D)(L)	3.809	04-25-65	50,000	44,256
BANK
Series 2020-BN25, Class AS	2.841	01-15-63	40,000	33,384
Series 2021-BN31, Class C (L)	2.545	02-15-54	30,000	21,087
Benchmark Mortgage Trust
Series 2020-B16, Class AM (L)	2.944	02-15-53	40,000	33,440
BRAVO Residential Funding Trust
Series 2020-NQM1, Class M1 (D)(L)	3.181	05-25-60	129,000	116,156
Series 2021-NQM1, Class M1 (D)(L)	2.316	02-25-49	100,000	73,001
BX Trust
Series 2021-ARIA, Class C (1 month LIBOR + 1.646%) (D)(F)	6.234	10-15-36	20,000	19,275
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%) (D)(F)	6.176	01-15-34	9,042	8,770
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class E (1 month LIBOR + 2.150%) (D)(F)	6.738	12-15-37	134,000	131,485
CIM Trust
Series 2021-NR2, Class A1 (2.568% to 3-1-24, then 5.568% to 3-1-25, then 6.568% thereafter) (D)	2.568	07-25-59	55,890	52,917
26	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-R4, Class A1 (D)(L)	2.000	05-01-61	68,793	$58,912
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-LC13, Class AM (D)(L)	4.557	08-10-46	125,000	123,499
Deephaven Residential Mortgage Trust
Series 2020-2, Class M1 (D)(L)	4.112	05-25-65	100,000	91,621
FREMF Mortgage Trust
Series 2016-K60, Class B (D)(L)	3.543	12-25-49	11,000	10,180
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class C (1 month CME Term SOFR + 1.114%) (D)(F)	5.677	12-15-37	37,500	36,466
KNDL Mortgage Trust
Series 2019-KNSQ, Class E (1 month LIBOR + 1.800%) (D)(F)	6.388	05-15-36	100,000	98,559
New Residential Mortgage Loan Trust
Series 2015-2A, Class B4 (D)(L)	5.387	08-25-55	55,026	51,275
NYMT Loan Trust I
Series 2021-BPL1, Class A1 (2.239% to 5-25-24, then 4.239% thereafter) (D)	2.239	05-25-26	100,000	93,487
OPG Trust
Series 2021-PORT, Class D (1 month LIBOR + 1.131%) (D)(F)	5.719	10-15-36	20,561	19,711
PRPM LLC
Series 2021-1, Class A1 (D)(L)	2.115	01-25-26	68,131	64,175
UBS Commercial Mortgage Trust
Series 2019-C16, Class ASB	3.460	04-15-52	154,000	143,164
Verus Securitization Trust
Series 2020-5, Class M1 (D)(L)	2.601	05-25-65	200,000	162,255
Wells Fargo Commercial Mortgage Trust
Series 2020-C58, Class B	2.704	07-15-53	65,000	50,424
Wells Fargo Mortgage Backed Securities Trust
Series 2019-3, Class A1 (D)(L)	3.500	07-25-49	6,246	5,607
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class C (D)(L)	4.845	06-15-44	36,784	35,680
U.S. Government Agency 2.3%				2,447,216
Federal Home Loan Mortgage Corp.
Series 2020-DNA6, Class M2 (1 month SOFR + 2.000%) (D)(F)	6.484	12-25-50	16,893	16,952
Series 2020-HQA3, Class B1 (1 month LIBOR + 5.750%) (D)(F)	10.367	07-25-50	43,506	46,707
Series 2021-DNA6, Class M2 (1 month SOFR + 1.500%) (D)(F)	5.984	10-25-41	178,000	170,996
Series 2021-HQA1, Class M2 (1 month SOFR + 2.250%) (D)(F)	6.734	08-25-33	180,000	175,786
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	27

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2021-HQA2, Class M2 (1 month SOFR + 2.050%) (D)(F)	6.534	12-25-33	100,000	$95,138
Series 2021-HQA3, Class M2 (1 month SOFR + 2.100%) (D)(F)	6.584	09-25-41	180,000	163,514
Series 2021-P011, Class X1 IO	1.791	09-25-45	95,395	11,845
Series 2022-DNA1, Class B1 (1 month SOFR + 3.400%) (D)(F)	7.884	01-25-42	150,000	139,393
Series 2022-DNA3, Class M1B (1 month SOFR + 2.900%) (D)(F)	7.384	04-25-42	50,000	50,063
Series 2022-DNA5, Class M2 (1 month SOFR + 6.750%) (D)(F)	11.234	06-25-42	50,000	53,801
Series 2022-DNA6, Class M2 (1 month SOFR + 5.750%) (D)(F)	10.234	09-25-42	120,000	124,941
Series 2022-HQA1, Class M1B (1 month SOFR + 3.500%) (D)(F)	7.984	03-25-42	15,000	15,319
Series 2022-HQA1, Class M2 (1 month SOFR + 5.250%) (D)(F)	9.734	03-25-42	540,000	542,783
Series 2022-HQA3, Class M1B (1 month SOFR + 3.550%) (D)(F)	8.034	08-25-42	40,000	40,721
Series K031, Class X3 IO	1.659	07-25-41	260,000	435
Series K103, Class X1 IO	0.639	11-25-29	224,330	7,798
Series K105, Class X1 IO	1.523	01-25-30	169,587	13,881
Series K737, Class X1 IO	0.637	10-25-26	112,287	2,016
Series K740, Class X1 IO	0.749	09-25-27	98,930	2,734
Series Q014, Class X IO	2.792	10-25-55	95,091	17,469
Federal National Mortgage Association
Series 2017-C05, Class 1B1 (1 month LIBOR + 3.600%) (F)	8.217	01-25-30	25,000	26,018
Series 2017-C06, Class 2B1 (1 month LIBOR + 4.450%) (F)	9.067	02-25-30	50,000	53,364
Series 2017-C07, Class 2B1 (1 month LIBOR + 4.450%) (F)	9.067	05-25-30	55,000	58,813
Series 2018-C02, Class 2B1 (1 month LIBOR + 4.000%) (F)	8.617	08-25-30	15,000	15,715
Series 2020-R01, Class 1M2 (1 month LIBOR + 2.050%) (D)(F)	6.667	01-25-40	15,375	15,500
Series 2022-R02, Class 2B1 (1 month SOFR + 4.500%) (D)(F)	8.984	01-25-42	150,000	145,237
Series 2022-R03, Class 1B1 (1 month SOFR + 6.250%) (D)(F)	10.734	03-25-42	67,000	70,009
Series 2022-R03, Class 1M2 (1 month SOFR + 3.500%) (D)(F)	7.984	03-25-42	49,000	50,277
Series 2022-R04, Class 1B1 (1 month SOFR + 5.250%) (D)(F)	9.734	03-25-42	115,000	117,999
Series 2022-R05, Class 2B1 (1 month SOFR + 4.500%) (D)(F)	8.984	04-25-42	100,000	98,473
Series 2022-R09, Class 2M2 (1 month SOFR + 4.750%) (D)(F)	9.242	09-25-42	60,000	63,153
28	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2023-R01, Class 1B1 (1 month SOFR + 5.100%) (D)(F)	9.592	12-25-42	15,000	$15,236

Series 2023-R02, Class 1M2 (1 month SOFR + 3.350%) (D)(F)	7.842	01-25-43	25,000	25,130
Asset backed securities 3.3%				$3,493,805
(Cost $3,747,982)
Asset backed securities 3.3%				3,493,805
Bain Capital Credit CLO, Ltd.
Series 2020-4A, Class B (3 month LIBOR + 1.950%) (D)(F)	6.758	10-20-33	250,000	247,227
Series 2020-5A, Class D (3 month LIBOR + 3.550%) (D)(F)	8.358	01-20-32	250,000	233,348
Benefit Street Partners CLO XIX, Ltd.
Series 2019-19A, Class E (3 month LIBOR + 7.020%) (D)(F)	11.812	01-15-33	250,000	225,041
Bojangles Issuer LLC
Series 2020-1A, Class A2 (D)	3.832	10-20-50	29,700	26,927
DataBank Issuer
Series 2021-1A, Class B (D)	2.650	02-27-51	40,000	34,860
First Investors Auto Owner Trust
Series 2021-2A, Class D (D)	1.660	12-15-27	190,000	171,298
FS Rialto
Series 2021-FL3, Class A (1 month LIBOR + 1.250%) (D)(F)	5.840	11-16-36	105,000	100,111
Greystone Commercial Real Estate Notes, Ltd.
Series 2021-FL3, Class B (1 month LIBOR + 1.650%) (D)(F)	6.238	07-15-39	100,000	95,851
Hertz Vehicle Financing III LP
Series 2021-2A, Class B (D)	2.120	12-27-27	100,000	87,220
Hertz Vehicle Financing LLC
Series 2022-2A, Class C (D)	2.950	06-26-28	100,000	85,737
JFIN CLO, Ltd.
Series 2016-1A, Class DR (3 month LIBOR + 3.400%) (D)(F)	8.215	10-27-28	150,000	147,261
LAD Auto Receivables Trust
Series 2021-1A, Class B (D)	1.940	11-16-26	40,000	37,346
Lendbuzz Securitization Trust
Series 2021-1A, Class A (D)	1.460	06-15-26	50,420	48,163
LoanCore Issuer, Ltd.
Series 2021-CRE4, Class A (1 month SOFR + 0.914%) (D)(F)	5.316	07-15-35	36,415	35,761
Mercury Financial Credit Card Master Trust
Series 2022-1A, Class A (D)	2.500	09-21-26	125,000	117,301
MF1, Ltd.
Series 2022-FL8, Class AS (1 month SOFR + 1.750%) (D)(F)	6.184	02-19-37	100,000	96,759
Neuberger Berman Loan Advisers CLO, Ltd.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	29

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2017-26A, Class BR (3 month LIBOR + 1.400%) (D)(F)	6.195	10-18-30	250,000	$244,855
Palmer Square Loan Funding, Ltd.
Series 2021-4A, Class C (3 month LIBOR + 2.600%) (D)(F)	7.392	10-15-29	250,000	232,383
Pretium Mortgage Credit Partners LLC
Series 2021-RN1, Class A2 (3.598% to 6-25-25, then 7.598% thereafter) (D)	3.598	02-25-61	100,000	83,722
Progress Residential Trust
Series 2021-SFR2, Class E1 (D)	2.547	04-19-38	100,000	85,962
Series 2021-SFR3, Class D (D)	2.288	05-17-26	100,000	86,090
Series 2022-SFR5, Class D (D)	5.734	06-17-39	100,000	94,110
Sixth Street CLO XVI, Ltd.
Series 2020-16A, Class E (3 month LIBOR + 7.320%) (D)(F)	12.128	10-20-32	150,000	138,963
Sound Point CLO XXVIII, Ltd.
Series 2020-3A, Class C (3 month LIBOR + 2.250%) (D)(F)	7.068	01-25-32	250,000	234,086
Textainer Marine Containers, Ltd.
Series 2021-3A, Class A (D)	1.940	08-20-46	88,000	72,918
Tricon American Homes Trust
Series 2020-SFR2, Class E1 (D)	2.730	11-17-39	100,000	83,813
TRTX Issuer, Ltd.
Series 2019-FL3, Class D (1 month CME Term SOFR + 2.564%) (D)(F)	7.128	10-15-34	100,000	94,925
Venture XIII CLO, Ltd.
Series 2013-13A, Class DR (3 month LIBOR + 3.300%) (D)(F)	8.035	09-10-29	175,000	159,994
VOLT XCV LLC
Series 2021-NPL4, Class A1 (2.240% to 2-25-24, then 5.240% to 2-25-25, then 6.240% thereafter) (D)	2.240	03-27-51	100,613	91,773

	Shares	Value
Common stocks 0.0%		$8,695
(Cost $20,742)
United States 0.0%		8,695
Paragon Offshore PLC, Litigation Trust A (E)(J)	2,695	270
Paragon Offshore PLC, Litigation Trust B (E)(J)	1,348	8,425

Southcross Holdings GP, Class A (E)(J)	246	0
Preferred securities 0.2%		$210,913
(Cost $210,132)
Bermuda 0.0%		28,891
Athene Holding, Ltd., 6.375% (6.375% to 6-30-25, then 5 Year CMT + 5.970%)	1,146	28,891
30	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States 0.2%		$182,022
Bank of America Corp., 7.250%	32	38,203
Becton, Dickinson and Company, 6.000%	976	47,209
Fluor Corp., 6.500%	1	1,717
Morgan Stanley, 5.850% (5.850% to 4-15-27, then 3 month LIBOR + 3.491%)	925	23,171
NextEra Energy, Inc., 6.926%	302	13,530
NiSource, Inc., 6.500% (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	900	22,599
SCE Trust V, 5.450% (5.450% to 3-15-26, then 3 month LIBOR + 3.790%)	550	12,650

Wells Fargo & Company, 5.850% (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	927	22,943
Exchange-traded funds 0.1%		$154,623
(Cost $155,173)
SPDR Blackstone Senior Loan ETF (M)	3,700	154,623

	Par value^	Value
Escrow certificates 0.0%		$46
(Cost $491,686)
Alta Mesa Holdings LP (E)(J)	460,000	46
Texas Competitive Electric Holdings Company LLC (E)(J)	10,820,544	0

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 13.0%				$13,934,370
(Cost $13,934,387)
U.S. Government 0.1%				74,514
U.S. Treasury Bill	4.485	03-21-23	74,700	74,514

	Yield (%)	Shares	Value
Short-term funds 12.9%			13,859,856
John Hancock Collateral Trust (N)	4.5832(O)	15,628	156,210
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.4192(O)	13,703,646	13,703,646

Total investments (Cost $134,093,839) 113.0%	$121,112,891
Other assets and liabilities, net (13.0%)	(13,938,295)
Total net assets 100.0%	$107,174,596

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	31

COP	Colombian Peso
CZK	Czech Republic Koruna
DOP	Dominican Republic Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Bhat
ZAR	South African Rand

Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
WIBOR	Warsaw Interbank Offered Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $25,083,239 or 23.4% of the fund’s net assets as of 2-28-23.
(E)	Non-income producing security.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
32	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

(I)	Non-income producing - Issuer is in default.
(J)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(K)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(L)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(M)	All or a portion of this security is on loan as of 2-28-23.
(N)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(O)	The rate shown is the annualized seven-day yield as of 2-28-23.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	33

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	43	Long	Mar 2023	$3,486,924	$3,395,275	$(91,649)
10-Year U.S. Treasury Note Futures	50	Long	Jun 2023	5,583,612	5,582,813	(799)
2-Year U.S. Treasury Note Futures	70	Long	Jun 2023	14,282,244	14,260,859	(21,385)
30-Day Federal Funds Futures	13	Long	Sep 2023	5,159,294	5,124,306	(34,988)
5-Year Canada Government Bond Futures	6	Long	Jun 2023	490,944	491,213	269
5-Year U.S. Treasury Note Futures	137	Long	Jun 2023	14,681,425	14,666,492	(14,933)
German Euro BUND Futures	4	Long	Mar 2023	570,040	562,315	(7,725)
Ultra U.S. Treasury Bond Futures	2	Long	Jun 2023	234,582	234,375	(207)
Ultra U.S. Treasury Bond Futures	22	Long	Jun 2023	2,980,674	2,971,375	(9,299)
10-Year Canada Government Bond Futures	11	Short	Jun 2023	(978,737)	(979,318)	(581)
10-Year Japan Government Bond Future	7	Short	Mar 2023	(7,628,612)	(7,530,148)	98,464
Euro-BTP Italian Government Bond Futures	37	Short	Mar 2023	(4,505,203)	(4,410,110)	95,093
Euro-Buxl Futures	19	Short	Mar 2023	(3,224,035)	(2,698,530)	525,505
Euro-OAT Futures	17	Short	Mar 2023	(2,397,091)	(2,296,160)	100,931
German Euro BOBL Futures	7	Short	Mar 2023	(866,450)	(852,781)	13,669
U.K. Long Gilt Bond Futures	7	Short	Jun 2023	(853,029)	(841,658)	11,371
U.S. Treasury Long Bond Futures	30	Short	Jun 2023	(3,769,318)	(3,756,563)	12,755
						$676,491
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	45,000	USD	31,431	JPM	3/15/2023	—	$(1,136)
BRL	16,626,000	USD	3,190,016	CITI	3/2/2023	—	(14,358)
BRL	18,867,000	USD	3,630,809	GSI	3/2/2023	—	(27,106)
BRL	55,000	USD	10,163	SSB	3/2/2023	$342	—
BRL	1,259,000	USD	241,107	GSI	4/4/2023	—	(2,147)
BRL	220,000	USD	41,675	CITI	6/2/2023	—	(377)
BRL	68,000	USD	12,841	GSI	6/2/2023	—	(76)
CAD	60,000	USD	44,119	BOA	3/15/2023	—	(142)
CAD	40,000	USD	29,445	GSI	3/15/2023	—	(128)
CLP	89,178,000	USD	105,701	GSI	3/15/2023	1,877	—
CLP	24,093,000	USD	30,420	HSBC	3/15/2023	—	(1,356)
CLP	84,396,000	USD	95,886	MSI	3/15/2023	5,923	—
CLP	40,500,000	USD	48,278	SSB	3/15/2023	579	—
34	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CLP	129,139,000	USD	154,750	GSI	3/31/2023	$688	—
CNY	210,000	USD	31,097	BARC	3/15/2023	—	$(855)
CNY	2,520,000	USD	367,338	GSI	3/15/2023	—	(4,434)
CNY	217,000	USD	32,161	MSI	3/15/2023	—	(911)
COP	620,350,000	USD	130,958	CITI	3/15/2023	—	(3,637)
COP	231,578,000	USD	48,609	GSI	3/15/2023	—	(1,080)
COP	792,991,000	USD	162,552	SSB	3/15/2023	201	—
COP	1,604,214,000	USD	323,476	CITI	3/31/2023	4,761	—
CZK	3,251,000	USD	142,846	BARC	3/15/2023	3,382	—
CZK	2,790,000	USD	122,014	CITI	3/15/2023	3,478	—
CZK	680,000	USD	30,831	MSI	3/15/2023	—	(245)
EGP	486,000	USD	16,474	GSI	4/10/2023	—	(984)
EGP	274,000	USD	8,876	GSI	4/18/2023	—	(179)
EGP	2,410,000	USD	75,407	GSI	5/15/2023	—	(84)
EGP	1,620,000	USD	60,994	CITI	6/1/2023	—	(10,886)
EUR	78,000	USD	84,095	BOA	3/15/2023	—	(1,530)
EUR	27,000	USD	28,608	CITI	3/15/2023	—	(28)
EUR	57,000	USD	61,944	GSI	3/15/2023	—	(1,607)
EUR	45,000	USD	49,503	HSBC	3/15/2023	—	(1,869)
EUR	32,000	USD	34,542	JPM	3/15/2023	—	(670)
EUR	21,000	USD	22,527	MSI	3/15/2023	—	(298)
EUR	4,641,000	USD	4,953,089	GSI	3/31/2023	—	(35,777)
GBP	15,000	USD	18,209	BOA	3/15/2023	—	(163)
GBP	20,000	USD	24,909	BARC	3/15/2023	—	(846)
GBP	29,000	USD	35,645	JPM	3/15/2023	—	(755)
GBP	1,119,000	USD	1,355,892	JPM	3/31/2023	—	(9,194)
HUF	13,700,000	USD	37,435	BOA	3/16/2023	678	—
HUF	27,948,000	USD	76,859	BARC	3/16/2023	891	—
HUF	120,262,000	USD	302,167	GSI	3/16/2023	32,399	—
HUF	14,043,000	USD	38,698	MSI	3/16/2023	370	—
HUF	476,644,000	USD	1,312,274	BOA	3/31/2023	6,999	—
IDR	111,000,000	USD	7,100	BOA	3/15/2023	181	—
IDR	8,051,069,000	USD	517,784	BARC	3/15/2023	10,303	—
IDR	934,000,000	USD	59,885	CITI	3/15/2023	1,378	—
IDR	532,000,000	USD	34,947	MSI	3/15/2023	—	(52)
IDR	20,040,823,000	USD	1,318,042	JPM	3/31/2023	—	(4,611)
INR	3,560,000	USD	43,644	BOA	3/15/2023	—	(594)
INR	4,160,000	USD	51,029	GSI	3/15/2023	—	(724)
JPY	410,600,000	USD	3,066,811	BARC	3/31/2023	—	(38,875)
JPY	36,598,000	USD	272,576	JPM	3/31/2023	—	(2,687)
KRW	828,797,000	USD	638,838	MSI	3/31/2023	—	(10,825)
KZT	32,100,000	USD	66,505	GSI	3/15/2023	5,365	—
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	35

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
KZT	2,548,000	USD	5,380	BOA	4/24/2023	$265	—
KZT	6,552,000	USD	13,842	BOA	4/25/2023	668	—
KZT	9,100,000	USD	18,763	BOA	7/24/2023	977	—
KZT	8,000,000	USD	16,771	GSI	8/9/2023	522	—
MXN	713,000	USD	37,570	BARC	3/15/2023	1,304	—
MXN	650,000	USD	32,261	CITI	3/15/2023	3,178	—
MXN	4,174,000	USD	208,940	GSI	3/15/2023	18,632	—
MXN	500,000	USD	27,084	HSBC	3/15/2023	177	—
MXN	720,000	USD	38,446	JPM	3/15/2023	809	—
MXN	3,856,000	USD	192,231	MSI	3/15/2023	18,004	—
MXN	24,843,000	USD	1,342,771	MSI	3/31/2023	7,632	—
MYR	140,000	USD	31,511	HSBC	3/15/2023	—	$(273)
NZD	25,000	USD	16,014	BARC	3/15/2023	—	(556)
NZD	70,000	USD	45,446	GSI	3/15/2023	—	(2,165)
NZD	2,090,000	USD	1,304,066	BARC	3/31/2023	—	(11,763)
PEN	179,000	USD	46,147	BOA	3/15/2023	980	—
PEN	288,000	USD	74,765	CITI	3/15/2023	1,061	—
PEN	254,000	USD	66,513	GSI	3/15/2023	361	—
PEN	67,000	USD	17,333	SSB	3/15/2023	307	—
PHP	73,558,000	USD	1,334,991	GSI	3/31/2023	—	(9,639)
PLN	1,865,000	USD	410,353	BARC	3/15/2023	8,517	—
PLN	185,000	USD	42,089	GSI	3/15/2023	—	(538)
PLN	85,000	USD	19,162	MSI	3/15/2023	—	(72)
RON	1,962,000	USD	419,419	GSI	3/15/2023	1,748	—
SEK	13,725,000	USD	1,331,544	CITI	3/31/2023	—	(18,420)
SEK	4,011,000	USD	386,271	MSI	3/31/2023	—	(2,523)
SGD	45,000	USD	34,074	BOA	3/15/2023	—	(692)
SGD	170,000	USD	128,880	JPM	3/15/2023	—	(2,768)
SGD	25,000	USD	18,447	MSI	3/15/2023	98	—
THB	15,817,000	USD	458,863	BARC	3/15/2023	—	(10,748)
THB	2,080,000	USD	59,318	GSI	3/15/2023	—	(388)
THB	360,000	USD	11,000	HSBC	3/15/2023	—	(801)
THB	3,753,000	USD	108,483	JPM	3/15/2023	—	(2,157)
TRY	3,615,000	USD	187,070	GSI	3/15/2023	3,321	—
TRY	5,706,000	USD	294,563	BARC	3/31/2023	3,292	—
USD	31,564	AUD	45,000	MSI	3/15/2023	1,269	—
USD	3,473,941	AUD	5,086,000	GSI	3/31/2023	47,927	—
USD	3,247,686	BRL	16,626,000	CITI	3/2/2023	72,027	—
USD	3,612,284	BRL	18,867,000	GSI	3/2/2023	8,583	—
USD	39,570	BRL	206,000	SSB	3/2/2023	223	—
USD	2,669,412	BRL	13,939,000	GSI	4/4/2023	23,773	—
USD	394,678	BRL	2,085,000	GSI	6/2/2023	3,291	—
36	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	29,282	CAD	40,000	BARC	3/15/2023	—	$(36)
USD	44,728	CAD	60,000	JPM	3/15/2023	$751	—
USD	2,408,735	CAD	3,259,000	CITI	3/31/2023	19,704	—
USD	1,343,538	CHF	1,242,000	BOA	3/31/2023	20,645	—
USD	29,492	CLP	23,800,000	BOA	3/15/2023	781	—
USD	69,258	CLP	55,500,000	MSI	3/15/2023	2,307	—
USD	16,392	CLP	13,500,000	SSB	3/15/2023	107	—
USD	368,562	CLP	295,506,000	CITI	3/31/2023	12,876	—
USD	61,691	CNY	414,000	GSI	3/15/2023	2,071	—
USD	30,939	CNY	212,000	HSBC	3/15/2023	409	—
USD	279,432	CNY	1,938,000	JPM	3/15/2023	343	—
USD	3,348,785	CNY	23,002,000	GSI	3/31/2023	33,027	—
USD	24,564	COP	119,404,000	BARC	3/15/2023	57	—
USD	358,455	COP	1,765,366,000	CITI	3/15/2023	—	(3,870)
USD	110,483	COP	530,000,000	GSI	3/15/2023	1,706	—
USD	2,644	COP	12,900,000	MSI	3/15/2023	—	(4)
USD	19,195	COP	88,200,000	SSB	3/15/2023	1,093	—
USD	52,044	COP	258,100,000	CITI	3/31/2023	—	(766)
USD	334,560	COP	1,604,214,000	GSI	3/31/2023	6,322	—
USD	10,412	CZK	240,000	BARC	3/15/2023	—	(383)
USD	5,079	CZK	110,000	GSI	3/15/2023	131	—
USD	8,351	CZK	191,000	JPM	3/15/2023	—	(240)
USD	148,528	CZK	3,293,000	MSI	3/15/2023	410	—
USD	1,382,904	CZK	30,810,000	HSBC	3/31/2023	—	(1,653)
USD	13,694	EGP	430,000	GSI	3/30/2023	—	(98)
USD	176,709	EUR	167,000	BARC	3/15/2023	—	(65)
USD	12,779	EUR	12,000	CITI	3/15/2023	77	—
USD	255,649	EUR	239,000	GSI	3/15/2023	2,661	—
USD	133,366	EUR	123,000	JPM	3/15/2023	3,168	—
USD	58,314	EUR	54,000	MSI	3/15/2023	1,152	—
USD	6,124,925	EUR	5,739,000	GSI	3/31/2023	44,242	—
USD	527,273	EUR	497,000	MSI	3/31/2023	683	—
USD	85,116	GBP	70,000	BOA	3/15/2023	898	—
USD	30,890	GBP	25,000	GSI	3/15/2023	812	—
USD	1,212	GBP	1,000	JPM	3/31/2023	8	—
USD	9,787	HUF	3,500,000	BOA	3/16/2023	51	—
USD	54,059	HUF	19,995,000	JPM	3/16/2023	—	(1,566)
USD	46,528	HUF	16,900,000	BOA	3/31/2023	—	(248)
USD	205,131	HUF	73,770,000	BARC	3/31/2023	948	—
USD	287,283	HUF	104,356,000	CITI	3/31/2023	—	(1,558)
USD	91,522	IDR	1,427,742,000	GSI	3/15/2023	—	(2,126)
USD	65,625	IDR	998,000,000	MSI	3/15/2023	164	—
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	37

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	107,859	IDR	1,640,000,000	JPM	3/31/2023	$377	—
USD	502,152	ILS	1,815,000	HSBC	3/31/2023	4,914	—
USD	93,437	INR	7,720,000	GSI	3/15/2023	82	—
USD	578,301	INR	47,973,000	SSB	3/31/2023	—	$(874)
USD	6,861,426	JPY	918,642,000	BARC	3/31/2023	86,975	—
USD	7,561,262	KRW	9,809,603,000	MSI	3/31/2023	128,128	—
USD	31,723	KZT	15,400,000	CITI	3/15/2023	—	(2,757)
USD	79,318	MXN	1,537,000	CITI	3/15/2023	—	(4,482)
USD	284,795	MXN	5,536,000	GSI	3/15/2023	—	(17,037)
USD	42,186	MXN	780,000	JPM	3/15/2023	—	(341)
USD	45,622	MXN	860,000	MSI	3/15/2023	—	(1,267)
USD	160,962	MXN	2,978,000	MSI	3/31/2023	—	(915)
USD	55,527	MYR	236,000	HSBC	3/15/2023	2,868	—
USD	80,926	NOK	836,000	BOA	3/31/2023	303	—
USD	864,432	NOK	8,879,000	CITI	3/31/2023	8,141	—
USD	123,664	NOK	1,273,000	JPM	3/31/2023	896	—
USD	25,179	NZD	40,000	GSI	3/15/2023	447	—
USD	60,613	NZD	95,000	JPM	3/15/2023	1,875	—
USD	5,460,230	NZD	8,751,000	BARC	3/31/2023	49,253	—
USD	35,636	PEN	138,000	BOA	3/15/2023	—	(697)
USD	289,191	PEN	1,113,000	BARC	3/15/2023	—	(3,841)
USD	151,371	PEN	581,000	CITI	3/15/2023	—	(1,595)
USD	9,123	PEN	35,000	GSI	3/15/2023	—	(92)
USD	11,811	PEN	45,000	MSI	3/15/2023	—	(37)
USD	33,885	PEN	130,000	CITI	3/31/2023	—	(304)
USD	37,466	PHP	2,070,000	GSI	3/15/2023	134	—
USD	23,128	PHP	1,300,000	MSI	3/15/2023	—	(318)
USD	261,927	PHP	14,406,000	BOA	3/31/2023	2,363	—
USD	395,646	PHP	21,901,000	BARC	3/31/2023	1,039	—
USD	31,686	PLN	138,000	BOA	3/15/2023	692	—
USD	173,931	PLN	772,000	BARC	3/15/2023	543	—
USD	11,461	PLN	51,000	CITI	3/15/2023	6	—
USD	612,892	PLN	2,739,000	HSBC	3/31/2023	—	(1,566)
USD	44,292	RON	199,000	BOA	3/15/2023	1,574	—
USD	12,233	RON	57,000	BARC	3/15/2023	—	(2)
USD	227,188	RON	1,041,000	GSI	3/15/2023	3,727	—
USD	25,974	RON	118,000	JPM	3/15/2023	644	—
USD	11,859	RON	55,000	MSI	3/15/2023	52	—
USD	48,569	RON	225,000	MSI	3/31/2023	302	—
USD	313,971	SEK	3,256,000	BOA	3/31/2023	2,457	—
USD	1,585,320	SEK	16,367,000	JPM	3/31/2023	19,425	—
USD	175,125	SEK	1,806,000	MSI	3/31/2023	2,338	—
38	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	86,383	SGD	115,000	BARC	3/15/2023	$1,072	—
USD	19,082	SGD	25,000	CITI	3/15/2023	536	—
USD	33,377	SGD	45,000	HSBC	3/15/2023	—	$(5)
USD	124,333	SGD	165,000	JPM	3/15/2023	1,931	—
USD	34,290	SGD	45,000	MSI	3/15/2023	908	—
USD	1,317,139	SGD	1,761,000	BARC	3/31/2023	10,255	—
USD	65,825	THB	2,264,000	BARC	3/15/2023	1,683	—
USD	23,181	THB	760,000	GSI	3/15/2023	1,649	—
USD	55,746	THB	1,870,000	HSBC	3/15/2023	2,767	—
USD	107,834	THB	3,720,000	BARC	3/31/2023	2,277	—
USD	43,533	TRY	835,000	GSI	3/15/2023	—	(444)
USD	82,081	TRY	1,590,000	BARC	3/31/2023	—	(917)
USD	52,216	UYU	2,042,000	CITI	3/15/2023	20	—
USD	18,736	UYU	738,000	HSBC	3/15/2023	—	(128)
USD	308,660	ZAR	5,377,000	BARC	3/15/2023	16,204	—
USD	46,796	ZAR	794,000	CITI	3/15/2023	3,610	—
USD	117,300	ZAR	2,080,000	GSI	3/15/2023	4,169	—
USD	301,008	ZAR	5,272,000	MSI	3/15/2023	14,262	—
USD	255,356	ZAR	4,670,000	GSI	3/31/2023	1,697	—
USD	109,174	ZAR	2,015,000	HSBC	3/31/2023	—	(274)
USD	97,351	ZAR	1,780,000	MSI	3/31/2023	668	—
UYU	2,195,000	USD	55,932	CITI	3/15/2023	174	—
UYU	1,600,000	USD	39,375	JPM	3/15/2023	1,523	—
ZAR	1,960,000	USD	110,452	GSI	3/15/2023	—	(3,847)
ZAR	1,740,000	USD	98,725	MSI	3/15/2023	—	(4,085)
ZAR	19,861,000	USD	1,086,232	MSI	3/31/2023	—	(7,450)
						$851,305	$(310,617)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	9,330,000	MXN	MXN TIIE Banxico	Fixed 7.840%	Monthly	Monthly	Mar 2027	$377	$(29,332)	$(28,955)
Centrally cleared	8,650,000	NZD	NZD BBR FRA	Fixed 2.660%	Semi-Annual	Quarterly	Mar 2027	(16,871)	(416,276)	(433,147)
Centrally cleared	2,700,000	NZD	NZD BBR FRA	Fixed 2.750%	Semi-Annual	Quarterly	Mar 2027	2,307	(131,377)	(129,070)
Centrally cleared	2,770,000	NZD	NZD BBR FRA	Fixed 2.590%	Semi-Annual	Quarterly	Mar 2027	1,147	(144,748)	(143,601)
Centrally cleared	1,268,960,000	HUF	HUF BUBOR Reuters	Fixed 5.000%	Annual	Semi-Annual	Mar 2027	6,583	(598,186)	(591,603)
Centrally cleared	3,205,000	PLN	Fixed 6.445%	PLN WIBOR WIBO	Annual	Semi-Annual	Dec 2027	—	(11,784)	(11,784)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	39

Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	104,180,000	HUF	HUF BUBOR Reuters	Fixed 11.150%	Annual	Semi-Annual	Dec 2027	—	$15,790	$15,790
Centrally cleared	3,205,000	PLN	Fixed 6.463%	PLN WIBOR WIBO	Annual	Semi-Annual	Dec 2027	—	(12,320)	(12,320)
Centrally cleared	2,606,560,000	KRW	KRW CD KSDA Bloomberg	Fixed 4.320%	Quarterly	Quarterly	Mar 2028	—	62,032	62,032
Centrally cleared	12,095,000	SEK	SEK STIBOR SIDE	Fixed 2.920%	Annual	Quarterly	Mar 2028	—	(27,569)	(27,569)
Centrally cleared	23,550,000	SEK	SEK STIBOR SIDE	Fixed 3.042%	Annual	Quarterly	Mar 2028	—	(41,298)	(41,298)
Centrally cleared	26,195,000	MXN	MXN TIIE Banxico	Fixed 8.840%	Monthly	Monthly	Jun 2028	$(2,007)	(9,173)	(11,180)
Centrally cleared	36,820,000	MXN	MXN TIIE Banxico	Fixed 9.053%	Monthly	Monthly	Jun 2028	—	—	—
Centrally cleared	18,755,000	MXN	MXN TIIE Banxico	Fixed 7.340%	Monthly	Monthly	Mar 2032	330	(104,386)	(104,056)
Centrally cleared	13,935,000	ZAR	ZAR JIBAR SAFEX	Fixed 9.255%	Quarterly	Quarterly	Mar 2033	—	943	943
								$(8,134)	$(1,447,684)	$(1,455,818)

Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Federative Republic of Brazil	482,000	USD	$482,000	1.000%	Quarterly	Dec 2026	$22,414	$(9,299)	$13,115
BARC	Republic of the Philippines	500,000	USD	500,000	1.000%	Quarterly	Dec 2027	(635)	(2,405)	(3,040)
BOA	Federative Republic of Brazil	1,530,000	USD	1,530,000	1.000%	Quarterly	Dec 2027	94,792	(16,604)	78,188
BOA	Federative Republic of Brazil	405,000	USD	405,000	1.000%	Quarterly	Dec 2027	25,171	(4,474)	20,697
CITI	Federative Republic of Brazil	315,000	USD	315,000	1.000%	Quarterly	Dec 2027	19,884	(3,787)	16,097
CITI	Republic of Indonesia	500,000	USD	500,000	1.000%	Quarterly	Dec 2027	(956)	(1,832)	(2,788)
GSI	Federative Republic of Brazil	615,000	USD	615,000	1.000%	Quarterly	Dec 2027	38,581	(7,153)	31,428
GSI	Government of Malaysia	500,000	USD	500,000	1.000%	Quarterly	Dec 2027	(4,803)	(2,552)	(7,355)
GSI	Government of Malaysia	500,000	USD	500,000	1.000%	Quarterly	Dec 2027	(5,141)	(2,214)	(7,355)
GSI	Republic of Colombia	505,000	USD	505,000	1.000%	Quarterly	Dec 2027	33,437	3,156	36,593
GSI	Republic of Indonesia	575,000	USD	575,000	1.000%	Quarterly	Dec 2027	(858)	(2,348)	(3,206)
GSI	Republic of the Philippines	500,000	USD	500,000	1.000%	Quarterly	Dec 2027	(850)	(2,190)	(3,040)
JPM	Government of Mexico	585,000	USD	585,000	1.000%	Quarterly	Dec 2027	6,464	(3,684)	2,780
MSI	Government of Japan	2,090,000	USD	2,090,000	1.000%	Quarterly	Dec 2024	(27,608)	(9,286)	(36,894)
				$9,602,000				$199,892	$(64,672)	$135,220
Centrally cleared	CDX.NA.HY.38	334,620	USD	334,620	5.000%	Quarterly	Jun 2027	(104)	(12,064)	(12,168)
Centrally cleared	CDX.EM.38	13,040,000	USD	13,040,000	1.000%	Quarterly	Dec 2027	712,072	5,268	717,340
Centrally cleared	CDX.NA.IG.39	1,495,000	USD	1,495,000	1.000%	Quarterly	Dec 2027	(20,004)	2,010	(17,994)
40	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	iTraxx Europe Crossover Series 38 Version 1	360,000	EUR	$380,772	5.000%	Quarterly	Dec 2027	$(12,943)	$(3,754)	$(16,697)
Centrally cleared	iTraxx Europe Series 38 Version 1	2,195,000	EUR	2,353,622	1.000%	Quarterly	Dec 2027	(20,537)	(4,742)	(25,279)
Centrally cleared	iTraxx Europe Sub Financials Series 38 Version 1	770,000	EUR	825,250	1.000%	Quarterly	Dec 2027	17,432	(3)	17,429
				$18,429,264				$675,916	$(13,285)	$662,631
				$28,031,264				$875,808	$(77,957)	$797,851

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	CMBX.NA.BBB-.14	8.030%	25,000	USD	$25,000	3.000%	Monthly	Dec 2072	$(4,179)	$(932)	$(5,111)
					$25,000				$(4,179)	$(932)	$(5,111)

Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	380,000	Mar 2023	JPM	—	$6,042	$6,042
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD Compounded SOFR	At Maturity	USD	1,595,000	Mar 2023	JPM	—	74,690	74,690
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD Compounded SOFR	At Maturity	USD	1,595,000	Mar 2023	JPM	—	74,690	74,690
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD Compounded SOFR	At Maturity	USD	795,000	Mar 2023	JPM	—	33,875	33,875
Pay	iBoxx $ Liquid High Yield Index	3-Month USD Compounded SOFR	At Maturity	USD	2,930,000	Mar 2023	MSI	—	75,878	75,878
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,100,000	Jun 2023	MSI	—	(55,975)	(55,975)
Pay	iBoxx $ Liquid High Yield Index	3-Month USD Compounded SOFR	At Maturity	USD	1,030,000	Jun 2023	MSI	—	(33,213)	(33,213)
								—	$175,987	$175,987
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	41

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	1,990,000	USD	$1,990,000	Fixed 3.243%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	$2,597	$2,597
BARC	2,010,000	USD	2,010,000	Fixed 3.243%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	2,623	2,623
BARC	3,910,000	USD	3,910,000	Fixed 3.147%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	22,991	22,991
BARC	370,000	USD	370,000	Fixed 2.875%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2052	—	(25,392)	(25,392)
CITI	1,260,000	USD	1,260,000	Fixed 3.257%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	767	767
CITI	1,170,000	USD	1,170,000	Fixed 3.257%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	$(128)	840	712
CITI	1,500,000	USD	1,500,000	Fixed 2.793%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2052	—	(68,775)	(68,775)
			$12,210,000						$(128)	$(64,349)	$(64,477)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
42	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Derivatives Abbreviations
BARC	Barclays Bank PLC
BBR	Bank Bill Rate
BOA	Bank of America, N.A.
BUBOR	Budapest Interbank Offered Rate
CITI	Citibank, N.A.
CPI	Consumer Price Index
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank, N.A.
KSDA	Korea Securities Dealers Association
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank and Trust Company
STIBOR	Stockholm Interbank Offered Rate
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)
WIBOR	Warsaw Interbank Offered Rate
At 2-28-23, the aggregate cost of investments for federal income tax purposes was $136,077,935. Net unrealized depreciation aggregated to $14,299,433, of which $1,937,195 related to gross unrealized appreciation and $16,236,628 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	43

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $133,937,612) including $153,004 of securities loaned	$120,956,681
Affiliated investments, at value (Cost $156,227)	156,210
Total investments, at value (Cost $134,093,839)	121,112,891
Swap contracts, at value (net unamortized upfront payment of $240,615)	493,763
Receivable for centrally cleared swaps (including collateral of $1,400,000)	1,355,777
Unrealized appreciation on forward foreign currency contracts	851,305
Receivable for futures variation margin	48,962
Foreign currency, at value (Cost $32,231)	41,285
Collateral segregated at custodian for OTC derivative contracts	130,000
Dividends and interest receivable	916,103
Receivable for fund shares sold	67,701
Receivable for investments sold	2,557,266
Receivable for delayed delivery securities sold	1,855,314
Receivable for securities lending income	49
Receivable from affiliates	357
Other assets	44,926
Total assets	129,475,699
Liabilities
Unrealized depreciation on forward foreign currency contracts	310,617
Swap contracts, at value (net unamortized upfront payment of $45,030)	252,144
Payable for collateral on OTC derivatives	1,665,000
Payable for investments purchased	1,792,865
Payable for delayed delivery securities purchased	17,783,693
Payable for fund shares repurchased	218,728
Payable upon return of securities loaned	156,227
Payable to affiliates
Accounting and legal services fees	9,330
Transfer agent fees	4,086
Trustees’ fees	59
Other liabilities and accrued expenses	108,354
Total liabilities	22,301,103
Net assets	$107,174,596
Net assets consist of
Paid-in capital	$209,362,998
Total distributable earnings (loss)	(102,188,402)
Net assets	$107,174,596

44	JOHN HANCOCK Opportunistic Fixed Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($36,426,221 ÷ 3,239,917 shares)[1]	$11.24
Class C ($1,484,551 ÷ 131,738 shares)[1]	$11.27
Class I ($7,890,980 ÷ 702,270 shares)	$11.24
Class R6 ($1,760,638 ÷ 156,734 shares)	$11.23
Class 1 ($59,612,206 ÷ 5,311,456 shares)	$11.22
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.83

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Opportunistic Fixed Income Fund	45

STATEMENT OF OPERATIONS For the six months ended 2-28-23 (unaudited)

Investment income
Interest	$2,724,672
Dividends	6,652
Securities lending	58
Other income	671
Less foreign taxes withheld	(1,923)
Total investment income	2,730,130
Expenses
Investment management fees	347,702
Distribution and service fees	70,259
Accounting and legal services fees	10,267
Transfer agent fees	25,516
Trustees’ fees	1,306
Custodian fees	67,052
State registration fees	44,871
Printing and postage	11,497
Professional fees	65,378
Other	11,478
Total expenses	655,326
Less expense reductions	(131,142)
Net expenses	524,184
Net investment income	2,205,946
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(5,196,357)
Futures contracts	(767,564)
Forward foreign currency contracts	(1,082,294)
Swap contracts	(1,296,545)
(8,342,760)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	6,132,854
Affiliated investments	(17)
Futures contracts	382,099
Forward foreign currency contracts	570,163
Swap contracts	1,191,518
8,276,617
Net realized and unrealized loss	(66,143)
Increase in net assets from operations	$2,139,803
46	JOHN HANCOCK Opportunistic Fixed Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22
Increase (decrease) in net assets
From operations
Net investment income	$2,205,946	$3,764,512
Net realized loss	(8,342,760)	(5,340,394)
Change in net unrealized appreciation (depreciation)	8,276,617	(20,667,097)
Increase (decrease) in net assets resulting from operations	2,139,803	(22,242,979)
Distributions to shareholders
From earnings
Class A	(1,503,353)	(1,217,048)
Class C	(51,526)	(22,958)
Class I	(229,258)	(444,039)
Class R6	(34,323)	(1,021,827)
Class 1	(2,431,202)	(1,060,733)
Total distributions	(4,249,662)	(3,766,605)
From fund share transactions
Fund share transactions	(4,250,330)	(41,614,668)
Issued in reorganization	—	94,289,023
From fund share transactions	(4,250,330)	52,674,355
Total increase (decrease)	(6,360,189)	26,664,771
Net assets
Beginning of period	113,534,785	86,870,014
End of period	$107,174,596	$113,534,785
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Opportunistic Fixed Income Fund	47

Financial highlights
CLASS A SHARES Period ended	2-28-23[1]	8-31-22	8-31-21[2]
Per share operating performance
Net asset value, beginning of period	$11.44	$13.66	$13.52
Net investment income[3]	0.22	0.35	0.07
Net realized and unrealized gain (loss) on investments	0.01	(2.30)	0.07
Total from investment operations	0.23	(1.95)	0.14
Less distributions
From net investment income	(0.43)	(0.27)	—
Net asset value, end of period	$11.24	$11.44	$13.66
Total return (%)[4,5]	2.22[6]	(14.51)	1.04[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$36	$41	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.41[8]	1.39	1.53[8]
Expenses including reductions	1.16[8]	1.17	1.16[8]
Net investment income	3.95[8]	2.88	2.22[8]
Portfolio turnover (%)	43	142[9]	61[10]

[1]	Six months ended 2-28-23. Unaudited.
[2]	The inception date for Class A shares is 6-4-21.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Excludes merger activity.
[10]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
48	JOHN HANCOCK Opportunistic Fixed Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-23[1]	8-31-22	8-31-21[2]
Per share operating performance
Net asset value, beginning of period	$11.46	$13.64	$13.52
Net investment income[3]	0.18	0.26	0.05
Net realized and unrealized gain (loss) on investments	0.02	(2.32)	0.07
Total from investment operations	0.20	(2.06)	0.12
Less distributions
From net investment income	(0.39)	(0.12)	—
Net asset value, end of period	$11.27	$11.46	$13.64
Total return (%)[4,5]	1.83[6]	(15.15)	0.89[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$2	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.16[8]	2.14	2.28[8]
Expenses including reductions	1.91[8]	1.92	1.91[8]
Net investment income	3.21[8]	2.12	1.52[8]
Portfolio turnover (%)	43	142[9]	61[10]

[1]	Six months ended 2-28-23. Unaudited.
[2]	The inception date for Class C shares is 6-4-21.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Excludes merger activity.
[10]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Opportunistic Fixed Income Fund	49

CLASS I SHARES Period ended	2-28-23[1]	8-31-22	8-31-21[2]
Per share operating performance
Net asset value, beginning of period	$11.43	$13.67	$13.52
Net investment income[3]	0.23	0.38	0.07
Net realized and unrealized gain (loss) on investments	0.03	(2.31)	0.08
Total from investment operations	0.26	(1.93)	0.15
Less distributions
From net investment income	(0.45)	(0.31)	—
Net asset value, end of period	$11.24	$11.43	$13.67
Total return (%)[4]	2.26[5]	(14.24)	1.11[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$7	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16[7]	1.14	1.28[7]
Expenses including reductions	0.91[7]	0.92	0.91[7]
Net investment income	4.11[7]	3.03	2.11[7]
Portfolio turnover (%)	43	142[8]	61[9]

[1]	Six months ended 2-28-23. Unaudited.
[2]	The inception date for Class I shares is 6-4-21.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes merger activity.
[9]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
50	JOHN HANCOCK Opportunistic Fixed Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	2-28-23[1]	8-31-22	8-31-21[2]
Per share operating performance
Net asset value, beginning of period	$11.43	$13.68	$13.52
Net investment income[3]	0.24	0.37	0.08
Net realized and unrealized gain (loss) on investments	0.01	(2.28)	0.08
Total from investment operations	0.25	(1.91)	0.16
Less distributions
From net investment income	(0.45)	(0.34)	—
Net asset value, end of period	$11.23	$11.43	$13.68
Total return (%)[4]	2.32[5]	(14.16)	1.18[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$1	$50
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05[6]	1.03	1.18[6]
Expenses including reductions	0.81[6]	0.81	0.81[6]
Net investment income	4.25[6]	2.80	2.49[6]
Portfolio turnover (%)	43	142[7]	61[8]

[1]	Six months ended 2-28-23. Unaudited.
[2]	The inception date for Class R6 shares is 6-4-21.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
[8]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Opportunistic Fixed Income Fund	51

CLASS 1 SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$11.42	$13.67	$13.98	$13.27	$12.72	$12.84
Net investment income[2]	0.24	0.38	0.36	0.23	0.24	0.26
Net realized and unrealized gain (loss) on investments	0.01	(2.30)	0.03	0.94	0.48	(0.38)
Total from investment operations	0.25	(1.92)	0.39	1.17	0.72	(0.12)
Less distributions
From net investment income	(0.45)	(0.33)	(0.70)	(0.46)	(0.17)	—
Net asset value, end of period	$11.22	$11.42	$13.67	$13.98	$13.27	$12.72
Total return (%)[3]	2.30[4]	(14.23)	2.84	9.15	5.75	(0.93)
Ratios and supplemental data
Net assets, end of period (in millions)	$60	$63	$36	$41	$47	$51
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10[5]	1.08	1.22	1.66[6]	1.20[6]	0.86
Expenses including reductions	0.85[5]	0.85	0.85	0.96[6]	1.16[6]	0.85
Net investment income	4.26[5]	3.16	2.62	1.77	2.05	2.04
Portfolio turnover (%)	43	142[7]	61	224[8]	53	31

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes interest expense of 0.09% and 0.26% for the year ended August 31, 2020 and the year ended August 31, 2019, respectively.
[7]	Excludes merger activity.
[8]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
52	JOHN HANCOCK Opportunistic Fixed Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Opportunistic Fixed Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek maximum total return, consistent with preservation of capital and prudent investment management.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
SEMIANNUAL REPORT | JOHN HANCOCK Opportunistic Fixed Income Fund	53

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2023, by major security category or type:
	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$19,110,413	—	$19,110,413	—
Foreign government obligations	47,981,038	—	47,981,038	—
Corporate bonds	23,203,239	—	23,203,239	—
Convertible bonds	3,798,895	—	3,798,895	—
Municipal bonds	1,139,205	—	1,139,205	—
Term loans	4,051,647	—	4,051,647	—
Collateralized mortgage obligations	4,026,002	—	4,026,002	—
Asset backed securities	3,493,805	—	3,493,805	—
Common stocks	8,695	—	—	$8,695
Preferred securities	210,913	$209,196	1,717	—
Exchange-traded funds	154,623	154,623	—	—
Escrow certificates	46	—	—	46
Short-term investments	13,934,370	13,859,856	74,514	—
Total investments in securities	$121,112,891	$14,223,675	$106,880,475	$8,741
Derivatives:
Assets
Futures	$858,057	$858,057	—	—
Forward foreign currency contracts	851,305	—	$851,305	—
54	JOHN HANCOCK Opportunistic Fixed Income Fund | SEMIANNUAL REPORT

	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Swap contracts	$1,307,297	—	$1,307,297	—
Liabilities
Futures	(181,566)	$(181,566)	—	—
Forward foreign currency contracts	(310,617)	—	(310,617)	—
Swap contracts	(1,858,865)	—	(1,858,865)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions . Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
SEMIANNUAL REPORT | JOHN HANCOCK Opportunistic Fixed Income Fund	55

Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for
56	JOHN HANCOCK Opportunistic Fixed Income Fund | SEMIANNUAL REPORT

lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2023, the fund loaned securities valued at $153,004 and received $156,227 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2023 were $1,664.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
SEMIANNUAL REPORT | JOHN HANCOCK Opportunistic Fixed Income Fund	57

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2022, the fund has a short-term capital loss carryforward of $21,859,330 and a long-term capital loss carryforward of $57,056,115 available to offset future net realized capital gains. These carryforwards do not expire.
As of August 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, defaulted bonds, foreign currency transactions, wash sale loss deferrals, derivative transactions, amortization and accretion on debt securities and merger related transactions.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the
58	JOHN HANCOCK Opportunistic Fixed Income Fund | SEMIANNUAL REPORT

agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for centrally-cleared transactions is detailed in the Statement of assets and liabilities as Receivable/Payable for centrally-cleared swaps. Securities pledged by the fund for centrally-cleared transactions, if any, are identified in the Fund’s investments.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended February 28, 2023, the fund used futures contracts to manage against changes in interest rates, gain exposure to certain bond markets and manage duration of the fund. The fund held futures contracts with USD notional values ranging from $49.6 million to $70.7 million as measured at each quarter end.
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Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended February 28, 2023, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $96.9 million to $125.5 million as measured at each quarter end.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.
During the six months ended February 28, 2023, the fund used interest rate swap contracts to manage against changes in interest rates and to manage duration of the fund. The fund held interest rate swaps with total USD notional amounts ranging from $26.3 million to $41.1 million as measured at each quarter end.
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By
60	JOHN HANCOCK Opportunistic Fixed Income Fund | SEMIANNUAL REPORT

acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Buyer
During the six months ended February 28, 2023, the fund used credit default swap contracts as the buyer to manage against potential credit events. The fund held credit default swaps with total USD notional amounts ranging from $7.3 million to $10.9 millionas measured at each quarter end.
Credit default swaps — Seller
Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.
For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. A deterioration of the referenced entity’s creditworthiness would indicate a greater likelihood of a credit event occurring and result in increasing market values, in absolute terms when compared to the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that the fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.
During the six months ended February 28, 2023, the fund used credit default swap contracts as the seller to gain credit exposure to an issuer or index. The fund held credit default swaps with total USD notional amounts ranging up to $25,000 as measured at each quarter end.
Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.
During the six months ended February 28, 2023, the fund used inflation swaps to manage exposure to inflation risk. The fund held inflation swaps with total USD notional amounts ranging from $11.4 million to $13.8 million as measured at each quarter end.
Total Return Swaps. The fund may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
During the six months ended February 28, 2023, the fund used total return swaps to gain exposure to a security or market without investing directly in such security or market. The fund held total return swaps with total USD notional amounts ranging from $7.8 million to $10 million as measured at each quarter end.
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Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 28, 2023 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$858,057	$(181,566)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	851,305	(310,617)
Credit	Swap contracts, at value[2]	Credit default swaps	933,667	(140,927)
Interest rate	Swap contracts, at value	Total return swaps	265,175	(89,188)
Interest rate	Swap contracts, at value[2]	Interest rate swaps	78,765	(1,534,583)
Inflation	Swap contracts, at value	Inflation swaps	29,690	(94,167)
			$3,016,659	$(2,351,048)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
[2]	Reflects cumulative value of swap contracts. Receivable/payable for centrally cleared swaps, which includes value and margin, and swap contracts at value, which represents OTC swaps, are shown separately on the Statement of assets and liabilities.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty. The tables below reflect the fund’s exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Forward foreign currency contracts	$851,305	$(310,617)
Swap contracts	493,763	(252,144)
Totals	$1,345,068	$(562,761)

Counterparty	Assets	Liabilities	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Portfolio[1]	Net Exposure
Bank of America, N.A.	$139,397	$(4,066)	$135,331	$135,331	—	—
Barclays Bank PLC	239,321	(97,319)	142,002	—	—	$142,002
Citibank, N.A.	148,603	(134,601)	14,002	—	—	14,002
Goldman Sachs International	319,385	(136,767)	182,618	60,000	—	122,618
HSBC Bank PLC	11,135	(7,925)	3,210	—	—	3,210
62	JOHN HANCOCK Opportunistic Fixed Income Fund | SEMIANNUAL REPORT

Counterparty	Assets	Liabilities	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Portfolio[1]	Net Exposure
JPMorgan Chase Bank, N.A.	$223,827	$(26,125)	$197,702	$197,702	—	—
Morgan Stanley & Co. International PLC	260,548	(155,084)	105,464	105,464	—	—
State Street Bank and Trust Company	2,852	(874)	1,978	—	—	$1,978
Totals	$1,345,068	$(562,761)	$782,307	$498,497	—	$283,810

[1] Reflects collateral posted by the counterparty or posted by the fund, excluding any excess collateral amounts.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2023:
	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate	$(767,564)	—	$(1,231,363)	$(1,998,927)
Currency	—	$(1,082,294)	—	(1,082,294)
Credit	—	—	68,716	68,716
Inflation	—	—	(133,898)	(133,898)
Total	$(767,564)	$(1,082,294)	$(1,296,545)	$(3,146,403)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2023:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate	$382,099	—	$1,269,754	$1,651,853
Currency	—	$570,163	—	570,163
Credit	—	—	(102,768)	(102,768)
Inflation	—	—	24,532	24,532
Total	$382,099	$570,163	$1,191,518	$2,143,780
SEMIANNUAL REPORT | JOHN HANCOCK Opportunistic Fixed Income Fund	63

Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.650% of the first $1 billion of the fund’s aggregate net assets and (b) 0.625% of the fund’s aggregate net assets in excess of $1 billion. Aggregate net assets include the net assets of the fund and Opportunistic Fixed Income Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.80% of average net assets for the fund. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, Rule 12b-1 fees, transfer agent fees and service fees, shareholder servicing fees, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly and short dividend expenses. This agreement expires on December 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$46,673
Class C	1,838
Class I	7,335
Class	Expense reduction
Class R6	$1,249
Class 1	74,047
Total	$131,142

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2023, were equivalent to a net annual effective rate of 0.40% of the fund’s average daily net assets.
64	JOHN HANCOCK Opportunistic Fixed Income Fund | SEMIANNUAL REPORT

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,102 for the six months ended February 28, 2023. Of this amount, $184 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $918 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2023, CDSCs received by the Distributor amounted to $335 for Class A shares. There were no CDSCs received by the Distributor for Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$47,697	$21,313
Class C	7,470	830
Class I	—	3,330
Class R6	—	43
SEMIANNUAL REPORT | JOHN HANCOCK Opportunistic Fixed Income Fund	65

Class	Distribution and service fees	Transfer agent fees
Class 1	$15,092	—
Total	$70,259	$25,516
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$5,150,000	2	3.176%	$909
Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2023 and for the year ended August 31, 2022 were as follows:
	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	108,849	$1,229,064	101,942	$1,229,764
Issued in reorganization (Note 9)	—	—	5,073,351	67,630,816
Distributions reinvested	135,878	1,502,289	97,996	1,215,988
Repurchased	(621,926)	(6,948,377)	(1,661,986)	(20,049,186)
Net increase (decrease)	(377,199)	$(4,217,024)	3,611,303	$50,027,382
Class C shares
Sold	43,949	$477,618	276	$3,461
Issued in reorganization (Note 9)	—	—	215,078	2,855,762
Distributions reinvested	4,642	51,526	1,908	22,889
Repurchased	(54,796)	(603,259)	(83,017)	(988,742)
Net increase (decrease)	(6,205)	$(74,115)	134,245	$1,893,370
Class I shares
Sold	398,704	$4,583,382	187,348	$2,368,805
Issued in reorganization (Note 9)	—	—	1,778,097	23,732,623
Distributions reinvested	20,785	229,082	35,061	443,246
Repurchased	(331,975)	(3,655,558)	(1,402,104)	(17,326,349)
Net increase	87,514	$1,156,906	598,402	$9,218,325
66	JOHN HANCOCK Opportunistic Fixed Income Fund | SEMIANNUAL REPORT

	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	111,831	$1,267,818	678,597	$8,674,407
Issued in reorganization (Note 9)	—	—	5,228	69,822
Distributions reinvested	3,107	34,323	5,170	61,848
Repurchased	(28,819)	(312,533)	(4,285,220)	(50,414,978)
Net increase (decrease)	86,119	$989,608	(3,596,225)	$(41,608,901)
Class 1 shares
Sold	188,090	$2,136,964	3,914,042	$46,466,242
Distributions reinvested	220,422	2,431,202	87,581	1,060,733
Repurchased	(594,299)	(6,673,871)	(1,164,879)	(14,382,796)
Net increase (decrease)	(185,787)	$(2,105,705)	2,836,744	$33,144,179
Total net increase (decrease)	(395,558)	$(4,250,330)	3,584,469	$52,674,355
Affiliates of the fund owned 100% of shares of Class 1 on February 28, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $41,932,199 and $60,533,167, respectively, for the six months ended February 28, 2023. Purchases and sales of U.S. Treasury obligations aggregated $4,280,586 and $1,714,224, respectively, for the six months ended February 28, 2023.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	15,628	—	$469,452	$(313,225)	—	$(17)	$58	—	$156,210

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Reorganization
On June 24, 2021, the shareholders of John Hancock Funds II (the Trust) Short Duration Credit Opportunities Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of Opportunistic Fixed Income Fund (the Acquiring Fund) with a value equal to the net assets transferred. The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired Fund; and (c) the distribution to the Acquired Fund’s shareholders of such
SEMIANNUAL REPORT | JOHN HANCOCK Opportunistic Fixed Income Fund	67

Acquiring Fund’s shares. The reorganization was intended to achieve potential opportunities for economies of scale and potentially lower expenses in the future. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or their shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the Acquired Fund will bear the costs that are incurred in connection with the reorganization. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on December 10, 2021. The following outlines the reorganization:
Acquiring Portfolio	Acquired Portfolio	Net Asset Value of the Acquired Portfolio	Depreciation of the Acquired Portfolio’s Investments	Shares Redeemed by the Acquired Portfolio	Shares Issued by the Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
Opportunistic Fixed Income Fund	Short Duration Credit Opportunities Fund	$94,289,023	($977,122)	9,816,061	7,071,754	$85,743,663	$180,032,686
See Note 6 for capital shares issued in connection with the above referenced reorganization.
Note 10—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate and these effects could be experienced until the permanent cessation of the majority of U.S. LIBOR rates in 2023. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR maturities, including some U.S. LIBOR maturities, on December 31, 2021, and is expected to cease publishing the remaining and most liquid U.S. LIBOR maturities on June 30, 2023. It is expected that market participants have or will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. Additionally, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate ("SOFR"), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will adopt alternative rates such as SOFR or otherwise amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. Uncertainty and risk remain regarding the willingness and ability of issuers and lenders to include alternative rates and revised provisions in new and existing contracts or instruments. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
68	JOHN HANCOCK Opportunistic Fixed Income Fund | SEMIANNUAL REPORT

Note 11—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
SEMIANNUAL REPORT | JOHN HANCOCK Opportunistic Fixed Income Fund	69

SPECIAL SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Friday, September 9, 2022. The following proposals were considered by the shareholders:
Proposal 1:  To elect eight Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON September 9, 2022.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	4,554,825,588.937	109,369,198.953
Noni L. Ellison	4,545,310,789.674	118,883,998.216
Dean C. Garfield	4,542,518,756.422	121,676,031.468
Patricia Lizarraga	4,547,597,042.403	116,597,745.487
Frances G. Rathke	4,553,474,902.143	110,719,885.747

Non-Independent Trustees
Andrew G. Arnott	4,548,263,383.010	115,931,404.880
Marianne Harrison	4,552,282,391.834	111,912,396.056
Paul Lorentz	4,546,227,532.263	117,967,255.627
Proposal 2: To approve an amendment to the Declaration of Trust revising merger approval requirements.
THE PROPOSAL PASSED ON September 9, 2022.
	Shares voted	% Of shares voted	% Of outstanding shares
For	4,061,202,897.967	87.072%	64.635%
Against	75,620,339.593	1.622%	1.203%
Abstain/Withheld	92,916,059.460	1.992%	1.478%
Broker Non-Vote	434,455,490.870	9.314%	6.914%
70	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Wellington Management Company LLP
Portfolio Managers
Brian M. Garvey
Brij S. Khurana
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	71

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
Johh Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Opportunistic Fixed Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2780210	476SA 2/23
4/2023

Semiannual report
John Hancock
Real Estate Securities Fund
Alternative
February 28, 2023

A message to shareholders
Dear shareholder,
The U.S. stock market was volatile during the six months ended February 28, 2023, buffeted by shifting expectations around inflation, the U.S. Federal Reserve’s (Fed’s) interest-rate moves, and the pace of economic growth. To tame inflation, the Fed continued to increase its overnight lending rate during the period. These moves fueled mounting concern that the economy could be headed for a recession and offset periodic optimism that the central bank was nearing the end of its rate hikes. Worries over soaring inflation in the eurozone, the Russian invasion of Ukraine, and the impact of less restrictive COVID-19 policies in China also kept the market in check.
Despite starting off the new year with gains, stocks declined in February as continued inflation and mixed economic data curbed hopes that the Fed would slow its pace of interest-rate hikes any time soon. Mounting expectations for how high rates would go and how long they would stay elevated further pressured stocks.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Real Estate Securities Fund

2	Your fund at a glance
3	Portfolio summary
4	Your expenses
6	Fund’s investments
8	Financial statements
11	Financial highlights
16	Notes to financial statements
24	Special shareholder meeting
25	More information
SEMIANNUAL REPORT | JOHN HANCOCK REAL ESTATE SECURITIES FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to achieve a combination of long-term capital appreciation and current income.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2023 (%)

The Dow Jones U.S. Select REIT Index tracks the performance of publicly traded real estate investment trusts (REITs) and is designed to serve as a proxy for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1Class A shares were first offered on 12-2-20. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK REAL ESTATE SECURITIES FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 2/28/2023 (% of net assets)

TOP 10 HOLDINGS AS OF 2/28/2023 (% of net assets)
Prologis, Inc.	12.7
Equinix, Inc.	6.8
Welltower, Inc.	5.5
Equity Residential	4.3
Public Storage	4.1
UDR, Inc.	3.8
Sun Communities, Inc.	3.5
WP Carey, Inc.	3.4
VICI Properties, Inc.	3.4
Simon Property Group, Inc.	3.3
TOTAL	50.8
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK REAL ESTATE SECURITIES FUND	3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2022, with the same investment held until February 28, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2022, with the same investment held until February 28, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
4	JOHN HANCOCK REAL ESTATE SECURITIES FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2022	Ending value on 2-28-2023	Expenses paid during period ended 2-28-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$951.80	$5.61	1.16%
	Hypothetical example	1,000.00	1,019.00	5.81	1.16%
Class C	Actual expenses/actual returns	1,000.00	947.80	9.22	1.91%
	Hypothetical example	1,000.00	1,015.30	9.54	1.91%
Class I	Actual expenses/actual returns	1,000.00	952.30	4.40	0.91%
	Hypothetical example	1,000.00	1,020.30	4.56	0.91%
Class R6	Actual expenses/actual returns	1,000.00	952.60	3.92	0.81%
	Hypothetical example	1,000.00	1,020.80	4.06	0.81%
Class 1	Actual expenses/actual returns	1,000.00	952.20	4.11	0.85%
	Hypothetical example	1,000.00	1,020.60	4.26	0.85%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK REAL ESTATE SECURITIES FUND	5

Fund’s investments
AS OF 2-28-23 (unaudited)
	Shares	Value
Common stocks 98.4%		$259,951,214
(Cost $227,472,859)
Consumer discretionary 2.7%		7,038,003
Hotels, restaurants and leisure 2.7%
Casinos and gaming 1.4%
Wynn Resorts, Ltd. (A)	33,230	3,601,135
Hotels, resorts and cruise lines 1.3%
Hyatt Hotels Corp., Class A (A)	29,567	3,436,868
Industrials 1.2%		3,310,366
Construction and engineering 1.2%
Construction and engineering 1.2%
WillScot Mobile Mini Holdings Corp. (A)	64,404	3,310,366
Real estate 94.5%		249,602,845
Equity real estate investment trusts 93.5%
Diversified REITs 5.4%
Empire State Realty Trust, Inc., Class A	709,984	5,175,783
WP Carey, Inc.	111,764	9,070,766
Health care REITs 9.4%
CareTrust REIT, Inc.	234,427	4,611,179
Ventas, Inc.	117,400	5,711,510
Welltower, Inc.	195,157	14,465,037
Hotel and resort REITs 2.7%
Host Hotels & Resorts, Inc.	150,045	2,520,756
Ryman Hospitality Properties, Inc.	50,760	4,709,005
Industrial REITs 18.0%
First Industrial Realty Trust, Inc.	63,994	3,375,684
Plymouth Industrial REIT, Inc.	218,645	4,729,291
Prologis, Inc.	271,140	33,458,675
Rexford Industrial Realty, Inc.	97,086	5,869,820
Office REITs 4.7%
Alexandria Real Estate Equities, Inc.	29,580	4,430,492
Corporate Office Properties Trust	105,786	2,690,138
SL Green Realty Corp.	29,272	996,712
Veris Residential, Inc. (A)	268,242	4,329,426
Residential REITs 16.0%
American Homes 4 Rent, Class A	122,086	3,787,108
Apartment Income REIT Corp.	85,533	3,233,147
Equity Residential	180,893	11,309,430
Independence Realty Trust, Inc.	253,957	4,594,082
Sun Communities, Inc.	63,492	9,088,245
6	JOHN HANCOCK REAL ESTATE SECURITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Residential REITs (continued)
UDR, Inc.	236,290	$10,122,664
Retail REITs 13.9%
Agree Realty Corp.	71,286	5,045,623
Brixmor Property Group, Inc.	358,292	8,111,731
Getty Realty Corp.	105,666	3,627,514
Kimco Realty Corp.	224,852	4,634,200
Phillips Edison & Company, Inc.	120,684	4,114,118
Simon Property Group, Inc.	71,915	8,780,102
Spirit Realty Capital, Inc.	61,429	2,529,646
Specialized REITs 23.4%
American Tower Corp.	23,282	4,610,069
CubeSmart	154,584	7,263,902
Equinix, Inc.	26,032	17,917,045
Iron Mountain, Inc.	61,927	3,266,649
Life Storage, Inc.	51,649	6,224,737
Outfront Media, Inc.	154,749	2,700,370
Public Storage	36,066	10,781,931
VICI Properties, Inc.	270,073	9,055,548
Real estate management and development 1.0%
Real estate services 1.0%
CBRE Group, Inc., Class A (A)	31,251	2,660,710

	Yield (%)	Shares	Value
Short-term investments 1.7%			$4,414,440
(Cost $4,414,440)
Short-term funds 1.7%			4,414,440
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.4192(B)	4,414,440	4,414,440

Total investments (Cost $231,887,299) 100.1%	$264,365,654
Other assets and liabilities, net (0.1%)	(178,086)
Total net assets 100.0%	$264,187,568

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 2-28-23.
At 2-28-23, the aggregate cost of investments for federal income tax purposes was $236,242,192. Net unrealized appreciation aggregated to $28,123,462, of which $34,553,779 related to gross unrealized appreciation and $6,430,317 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK REAL ESTATE SECURITIES FUND	7

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $231,887,299)	$264,365,654
Dividends and interest receivable	166,278
Receivable for fund shares sold	24,050
Receivable for investments sold	4,039,327
Other assets	40,598
Total assets	268,635,907
Liabilities
Payable for investments purchased	4,365,108
Payable for fund shares repurchased	2,122
Payable to affiliates
Accounting and legal services fees	23,571
Transfer agent fees	1,093
Trustees’ fees	130
Other liabilities and accrued expenses	56,315
Total liabilities	4,448,339
Net assets	$264,187,568
Net assets consist of
Paid-in capital	$255,394,840
Total distributable earnings (loss)	8,792,728
Net assets	$264,187,568

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($7,119,002 ÷ 656,422 shares)[1]	$10.85
Class C ($77,615 ÷ 7,119 shares)[1]	$10.90
Class I ($5,062,841 ÷ 467,376 shares)	$10.83
Class R6 ($793,102 ÷ 73,420 shares)	$10.80
Class 1 ($251,135,008 ÷ 23,242,651 shares)	$10.80
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.42

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
8	JOHN HANCOCK Real Estate Securities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 2-28-23 (unaudited)

Investment income
Dividends	$4,506,017
Interest	59,124
Securities lending	17
Less foreign taxes withheld	(3,864)
Total investment income	4,561,294
Expenses
Investment management fees	946,013
Distribution and service fees	72,711
Accounting and legal services fees	26,091
Transfer agent fees	7,284
Trustees’ fees	3,494
Custodian fees	22,777
State registration fees	33,235
Printing and postage	10,899
Professional fees	29,752
Other	13,524
Total expenses	1,165,780
Less expense reductions	(9,609)
Net expenses	1,156,171
Net investment income	3,405,123
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(14,252,729)
Affiliated investments	50
(14,252,679)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(4,714,944)
(4,714,944)
Net realized and unrealized loss	(18,967,623)
Decrease in net assets from operations	$(15,562,500)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Real Estate Securities Fund	9

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22
Increase (decrease) in net assets
From operations
Net investment income	$3,405,123	$4,288,787
Net realized gain (loss)	(14,252,679)	25,991,301
Change in net unrealized appreciation (depreciation)	(4,714,944)	(76,699,816)
Decrease in net assets resulting from operations	(15,562,500)	(46,419,728)
Distributions to shareholders
From earnings
Class A	(769,265)	(829,069)
Class C	(8,138)	(8,795)
Class I	(588,448)	(327,643)
Class R6	(95,118)	(67,941)
Class 1	(30,154,185)	(42,462,369)
Total distributions	(31,615,154)	(43,695,817)
From fund share transactions	2,092,832	23,801,824
Total decrease	(45,084,822)	(66,313,721)
Net assets
Beginning of period	309,272,390	375,586,111
End of period	$264,187,568	$309,272,390
10	JOHN HANCOCK Real Estate Securities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-28-23[1]	8-31-22	8-31-21[2]
Per share operating performance
Net asset value, beginning of period	$12.92	$16.60	$12.59
Net investment income[3]	0.12	0.13	0.03
Net realized and unrealized gain (loss) on investments	(0.81)	(1.93)	4.18
Total from investment operations	(0.69)	(1.80)	4.21
Less distributions
From net investment income	(0.14)	(0.08)	(0.20)
From net realized gain	(1.24)	(1.80)	—
Total distributions	(1.38)	(1.88)	(0.20)
Net asset value, end of period	$10.85	$12.92	$16.60
Total return (%)[4,5]	(4.82)[6]	(12.77)	33.98[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$7	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16[7]	1.14	1.19[7]
Expenses including reductions	1.16[7]	1.13	1.18[7]
Net investment income	2.16[7]	0.88	0.31[7]
Portfolio turnover (%)	52	81	122[8]

[1]	Six months ended 2-28-23. Unaudited.
[2]	The inception date for Class A shares is 12-2-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Real Estate Securities Fund	11

CLASS C SHARES Period ended	2-28-23[1]	8-31-22	8-31-21[2]
Per share operating performance
Net asset value, beginning of period	$12.91	$16.63	$12.59
Net investment income (loss)[3]	0.08	0.03	(0.03)
Net realized and unrealized gain (loss) on investments	(0.82)	(1.95)	4.18
Total from investment operations	(0.74)	(1.92)	4.15
Less distributions
From net investment income	(0.03)	—	(0.11)
From net realized gain	(1.24)	(1.80)	—
Total distributions	(1.27)	(1.80)	(0.11)
Net asset value, end of period	$10.90	$12.91	$16.63
Total return (%)[4,5]	(5.22)[6]	(13.46)	33.25[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.91[8]	1.89	1.94[8]
Expenses including reductions	1.91[8]	1.88	1.93[8]
Net investment income (loss)	1.46[8]	0.19	(0.28)[8]
Portfolio turnover (%)	52	81	122[9]

[1]	Six months ended 2-28-23. Unaudited.
[2]	The inception date for Class C shares is 12-2-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
12	JOHN HANCOCK Real Estate Securities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-28-23[1]	8-31-22	8-31-21[2]
Per share operating performance
Net asset value, beginning of period	$12.93	$16.60	$12.59
Net investment income[3]	0.16	0.17	0.10
Net realized and unrealized gain (loss) on investments	(0.85)	(1.92)	4.14
Total from investment operations	(0.69)	(1.75)	4.24
Less distributions
From net investment income	(0.17)	(0.12)	(0.23)
From net realized gain	(1.24)	(1.80)	—
Total distributions	(1.41)	(1.92)	(0.23)
Net asset value, end of period	$10.83	$12.93	$16.60
Total return (%)[4]	(4.77)[5]	(12.51)	34.30[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$11	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91[7]	0.90	0.94[7]
Expenses including reductions	0.91[7]	0.89	0.93[7]
Net investment income	2.80[7]	1.25	0.89[7]
Portfolio turnover (%)	52	81	122[8]

[1]	Six months ended 2-28-23. Unaudited.
[2]	The inception date for Class I shares is 12-2-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Real Estate Securities Fund	13

CLASS R6 SHARES Period ended	2-28-23[1]	8-31-22	8-31-21[2]
Per share operating performance
Net asset value, beginning of period	$12.91	$16.59	$12.59
Net investment income[3]	0.14	0.19	0.12
Net realized and unrealized gain (loss) on investments	(0.82)	(1.93)	4.12
Total from investment operations	(0.68)	(1.74)	4.24
Less distributions
From net investment income	(0.19)	(0.14)	(0.24)
From net realized gain	(1.24)	(1.80)	—
Total distributions	(1.43)	(1.94)	(0.24)
Net asset value, end of period	$10.80	$12.91	$16.59
Total return (%)[4]	(4.74)[5]	(12.48)	34.37[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.81[7]	0.79	0.83[7]
Expenses including reductions	0.81[7]	0.78	0.82[7]
Net investment income	2.54[7]	1.31	1.05[7]
Portfolio turnover (%)	52	81	122[8]

[1]	Six months ended 2-28-23. Unaudited.
[2]	The inception date for Class R6 shares is 12-2-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
14	JOHN HANCOCK Real Estate Securities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS 1 SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$12.91	$16.59	$12.05	$14.55	$12.97	$13.12
Net investment income[2]	0.14	0.18	0.20	0.24	0.29	0.26
Net realized and unrealized gain (loss) on investments	(0.83)	(1.93)	4.58	(1.55)	1.82	0.49
Total from investment operations	(0.69)	(1.75)	4.78	(1.31)	2.11	0.75
Less distributions
From net investment income	(0.18)	(0.13)	(0.24)	(0.29)	(0.26)	(0.17)
From net realized gain	(1.24)	(1.80)	—	(0.90)	(0.27)	(0.73)
Total distributions	(1.42)	(1.93)	(0.24)	(1.19)	(0.53)	(0.90)
Net asset value, end of period	$10.80	$12.91	$16.59	$12.05	$14.55	$12.97
Total return (%)[3]	(4.78)[4]	(12.51)	40.36	(9.75)	17.35	6.20
Ratios and supplemental data
Net assets, end of period (in millions)	$251	$290	$371	$304	$433	$421
Ratios (as a percentage of average net assets):
Expenses before reductions	0.85[5]	0.83	0.87	0.81	0.81	0.81
Expenses including reductions	0.85[5]	0.82	0.86	0.80	0.80	0.80
Net investment income	2.52[5]	1.19	1.45	1.86	2.25	2.11
Portfolio turnover (%)	52	81	122	133	132	158

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Real Estate Securities Fund	15

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Real Estate Securities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to achieve a combination of long-term capital appreciation and current income.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent
16	JOHN HANCOCK Real Estate Securities Fund | SEMIANNUAL REPORT

pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of February 28, 2023, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund invests in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of February 28, 2023, there were no securities on loan.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized
SEMIANNUAL REPORT | JOHN HANCOCK Real Estate Securities Fund	17

and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2023 were $1,950.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
18	JOHN HANCOCK Real Estate Securities Fund | SEMIANNUAL REPORT

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and characterization of distributions.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.700% of the first $1.5 billion of the fund’s aggregate net assets and b) 0.680% of the excess over $1.5 billion of the fund’s aggregate net assets. Aggregate net assets include the net assets of the fund and Real Estate Securities Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$234
Class C	3
Class I	226
Class	Expense reduction
Class R6	$28
Class 1	9,118
Total	$9,609

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
SEMIANNUAL REPORT | JOHN HANCOCK Real Estate Securities Fund	19

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2023, were equivalent to a net annual effective rate of 0.69% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $272 for the six months ended February 28, 2023. Of this amount, $44 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $228 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2023, there were no CDSCs received by the Distributor for Class A or Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$8,208	$3,657
20	JOHN HANCOCK Real Estate Securities Fund | SEMIANNUAL REPORT

Class	Distribution and service fees	Transfer agent fees
Class C	$386	$43
Class I	—	3,549
Class R6	—	35
Class 1	64,117	—
Total	$72,711	$7,284
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$4,500,000	2	3.161%	$790
Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2023 and for the year ended August 31, 2022 were as follows:
	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	154,552	$1,750,264	718,479	$11,392,866
Distributions reinvested	74,416	767,968	52,948	828,102
Repurchased	(151,875)	(1,716,652)	(412,946)	(6,234,610)
Net increase	77,093	$801,580	358,481	$5,986,358
Class C shares
Sold	448	$5,226	2,506	$37,258
Distributions reinvested	296	3,079	104	1,628
Repurchased	(686)	(7,574)	(9,990)	(159,537)
Net increase (decrease)	58	$731	(7,380)	$(120,651)
Class I shares
Sold	228,224	$2,620,681	963,545	$13,885,249
Distributions reinvested	16,708	172,097	1,041	16,257
Repurchased	(638,225)	(7,368,643)	(111,737)	(1,567,762)
Net increase (decrease)	(393,293)	$(4,575,865)	852,849	$12,333,744
SEMIANNUAL REPORT | JOHN HANCOCK Real Estate Securities Fund	21

	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	23,091	$266,725	30,756	$459,007
Distributions reinvested	9,262	95,118	3,863	60,222
Repurchased	(13,496)	(155,836)	(6,785)	(98,839)
Net increase	18,857	$206,007	27,834	$420,390
Class 1 shares
Sold	188,339	$2,150,759	1,464,854	$23,157,772
Distributions reinvested	2,936,143	30,154,185	2,723,693	42,462,369
Repurchased	(2,338,176)	(26,644,565)	(4,103,819)	(60,438,158)
Net increase	786,306	$5,660,379	84,728	$5,181,983
Total net increase	489,021	$2,092,832	1,316,512	$23,801,824
Affiliates of the fund owned 56% and 100% of shares of Class C and Class 1, respectively, on February 28, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $140,631,803 and $170,104,311, respectively, for the six months ended February 28, 2023.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions. Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
22	JOHN HANCOCK Real Estate Securities Fund | SEMIANNUAL REPORT

Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	—	$252,200	$(252,250)	$50	—	$17	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
SEMIANNUAL REPORT | JOHN HANCOCK Real Estate Securities Fund	23

SPECIAL SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Friday, September 9, 2022. The following proposals were considered by the shareholders:
Proposal 1:  To elect eight Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON September 9, 2022.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	4,554,825,588.937	109,369,198.953
Noni L. Ellison	4,545,310,789.674	118,883,998.216
Dean C. Garfield	4,542,518,756.422	121,676,031.468
Patricia Lizarraga	4,547,597,042.403	116,597,745.487
Frances G. Rathke	4,553,474,902.143	110,719,885.747

Non-Independent Trustees
Andrew G. Arnott	4,548,263,383.010	115,931,404.880
Marianne Harrison	4,552,282,391.834	111,912,396.056
Paul Lorentz	4,546,227,532.263	117,967,255.627
Proposal 2: To approve an amendment to the Declaration of Trust revising merger approval requirements.
THE PROPOSAL PASSED ON September 9, 2022.
	Shares voted	% Of shares voted	% Of outstanding shares
For	4,061,202,897.967	87.072%	64.635%
Against	75,620,339.593	1.622%	1.203%
Abstain/Withheld	92,916,059.460	1.992%	1.478%
Broker Non-Vote	434,455,490.870	9.314%	6.914%
24	JOHN HANCOCK REAL ESTATE SECURITIES FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Wellington Management Company LLP
Portfolio Manager
Bradford D. Stoesser
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK REAL ESTATE SECURITIES FUND	25

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
Johh Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Real Estate Securities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2780214	488SA 2/23
4/2023

Semiannual report
John Hancock
Strategic Income
Opportunities Fund
Fixed income
February 28, 2023

A message to shareholders
Dear shareholder,
The bond market declined during the six months ended February 28, 2023. Investors remained focused on elevated inflation rates around the globe and the efforts of central banks to combat these inflationary pressures by aggressively raising short-term interest rates. While inflation began to ease during the period, many central banks—including the U.S. Federal Reserve—continued their rate hikes or at least signaled that more were on the way. The unexpected collapse of two regional banks just after period end added more volatility in the market.
Despite concerns that the central bank actions would lead to a global recession, bond yields generally rose during the period, leading to declining bond prices. Short-term bond yields increased the most, reflecting the central bank rate hikes. Asia-Pacific bond markets held up the best, while European markets declined the most. From a sector perspective, high-yield corporate bonds largely posted gains for the period, while government securities lagged.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Strategic Income Opportunities Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
30	Financial statements
34	Financial highlights
40	Notes to financial statements
54	Special shareholder meeting
55	More information
SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to maximize total return consisting of current income and capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2023 (%)

The Bloomberg U.S. Aggregate Bond Index tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 2/28/2023 (% of net assets)

QUALITY COMPOSITION AS OF 2/28/2023 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-23 and do not reflect subsequent downgrades or upgrades, if any.
SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	3

COUNTRY COMPOSITION AS OF 2/28/2023 (% of net assets)
United States	61.2
Canada	6.2
Indonesia	3.9
Mexico	2.6
Norway	2.2
Luxembourg	2.2
United Kingdom	1.8
Australia	1.7
South Korea	1.6
Supranational	1.6
Other countries	15.0
TOTAL	100.0

NET CURRENCY EXPOSURE AS OF 2/28/2023 (% of net assets)
United States Dollar	82.7
Euro	2.9
Indonesian Rupiah	2.1
Japanese Yen	1.9
Canadian Dollar	1.8
New Zealand Dollar	1.4
Korean Won	1.4
Chinese Yuan Renminbi	1.3
Malaysian Ringgit	1.3
Norwegian Krone	1.2
Other Currencies	2.0
TOTAL	100.0
Net currency exposure, after taking into account the effects of forward foreign currency exchange contracts.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2022, with the same investment held until February 28, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2022, with the same investment held until February 28, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2022	Ending value on 2-28-2023	Expenses paid during period ended 2-28-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,000.70	$5.31	1.07%
	Hypothetical example	1,000.00	1,019.50	5.36	1.07%
Class C	Actual expenses/actual returns	1,000.00	996.20	8.76	1.77%
	Hypothetical example	1,000.00	1,016.00	8.85	1.77%
Class I	Actual expenses/actual returns	1,000.00	1,001.20	3.82	0.77%
	Hypothetical example	1,000.00	1,021.00	3.86	0.77%
Class R2	Actual expenses/actual returns	1,000.00	1,000.30	5.75	1.16%
	Hypothetical example	1,000.00	1,019.00	5.81	1.16%
Class R6	Actual expenses/actual returns	1,000.00	1,002.70	3.33	0.67%
	Hypothetical example	1,000.00	1,021.50	3.36	0.67%
Class NAV	Actual expenses/actual returns	1,000.00	1,002.70	3.28	0.66%
	Hypothetical example	1,000.00	1,021.50	3.31	0.66%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
6	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-28-23 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 14.4%					$513,890,429
(Cost $546,149,413)
U.S. Government 11.5%					409,788,664
U.S. Treasury
Bond	2.000	02-15-50		31,340,000	21,198,572
Bond	2.375	02-15-42		39,670,000	30,535,053
Bond	2.750	11-15-42		10,200,000	8,289,492
Bond	3.000	02-15-49		62,535,000	52,324,207
Bond	3.000	08-15-52		11,120,000	9,347,750
Bond	3.625	02-15-53		38,165,000	36,334,273
Note	0.500	02-28-26		2,800,000	2,489,266
Note	1.500	01-31-27		36,560,000	32,855,444
Note	1.875	02-15-32		24,533,000	20,783,093
Note	2.375	03-31-29		16,245,000	14,722,666
Note	2.625	05-31-27		10,525,000	9,849,509
Note	2.750	08-15-32		45,810,000	41,629,838
Note	2.875	05-15-32		91,260,000	83,930,681
Note	3.500	02-15-33		47,050,000	45,498,820
U.S. Government Agency 2.9%					104,101,765
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	4.500	08-01-52		8,910,080	8,582,298
30 Yr Pass Thru	5.000	08-01-52		11,828,886	11,766,428
30 Yr Pass Thru	5.000	10-01-52		7,864,276	7,790,803
30 Yr Pass Thru	5.000	11-01-52		4,429,363	4,373,586
30 Yr Pass Thru	5.000	11-01-52		9,950,973	9,898,431
30 Yr Pass Thru	5.500	11-01-52		7,222,442	7,268,230
Federal National Mortgage Association
30 Yr Pass Thru	4.500	09-01-52		16,054,591	15,574,355
30 Yr Pass Thru	5.000	11-01-52		7,964,381	7,889,973
30 Yr Pass Thru	5.500	10-01-52		5,842,263	5,890,256
30 Yr Pass Thru	5.500	11-01-52		9,932,118	9,951,632

30 Yr Pass Thru	5.500	12-01-52		15,020,545	15,115,773
Foreign government obligations 22.7%					$812,527,671
(Cost $900,629,664)
Australia 1.6%					57,238,509
Commonwealth of Australia	0.500	09-21-26	AUD	8,025,000	4,835,562
Commonwealth of Australia	1.000	12-21-30	AUD	13,220,000	7,207,420
Commonwealth of Australia	1.000	11-21-31	AUD	30,395,000	16,177,402
New South Wales Treasury Corp.	1.250	03-20-25	AUD	9,705,000	6,183,232
New South Wales Treasury Corp.	3.000	05-20-27	AUD	13,240,000	8,548,677
Queensland Treasury Corp. (A)	2.750	08-20-27	AUD	8,865,000	5,649,259
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	7

	Rate (%)	Maturity date		Par value^	Value
Australia (continued)
Western Australian Treasury Corp.	1.500	10-22-30	AUD	15,635,000	$8,636,957
Austria 0.2%					6,419,926
Republic of Austria (A)	0.500	02-20-29	EUR	7,075,000	6,419,926
Brazil 0.6%					20,308,181
Federative Republic of Brazil	10.000	01-01-25	BRL	94,530,000	17,588,508
Federative Republic of Brazil	10.000	01-01-27	BRL	15,285,000	2,719,673
Canada 2.4%					84,533,990
Canada Housing Trust No. 1 (A)	1.250	06-15-26	CAD	13,400,000	9,029,901
Canada Housing Trust No. 1 (A)	1.950	12-15-25	CAD	17,175,000	11,899,651
CPPIB Capital, Inc. (A)	2.250	12-01-31	CAD	6,685,000	4,249,593
Government of Canada	1.500	09-01-24	CAD	2,863,000	2,013,206
Province of Ontario	1.350	12-02-30	CAD	41,700,000	25,254,400
Province of Ontario	2.900	06-02-28	CAD	13,400,000	9,381,178
Province of Ontario	3.450	06-02-45	CAD	11,995,000	7,768,927
Province of Quebec	0.200	04-07-25	EUR	3,150,000	3,100,164
Province of Quebec	1.500	12-15-23	GBP	5,130,000	6,019,689
Province of Quebec	3.000	09-01-23	CAD	8,000,000	5,817,281
China 1.2%					42,498,718
People’s Republic of China	1.990	04-09-25	CNY	128,240,000	18,286,018
People’s Republic of China	2.690	08-12-26	CNY	44,520,000	6,416,380
People’s Republic of China	2.880	11-05-23	CNY	122,930,000	17,796,320
Colombia 0.3%					10,674,362
Republic of Colombia	3.250	04-22-32		9,615,000	6,808,296
Republic of Colombia	4.500	03-15-29		2,450,000	2,098,060
Republic of Colombia	5.625	02-26-44		2,450,000	1,768,006
Germany 0.7%					26,924,013
Federal Republic of Germany, Zero Coupon	0.000	02-15-32	EUR	32,035,000	26,924,013
Greece 0.7%					24,804,302
Republic of Greece (A)	1.500	06-18-30	EUR	10,675,000	9,314,963
Republic of Greece (A)	2.000	04-22-27	EUR	8,435,000	8,300,579
Republic of Greece	4.200	01-30-42	EUR	7,100,000	7,188,760
India 0.7%					25,065,776
Export-Import Bank of India (A)	3.875	02-01-28		6,380,000	5,878,341
Republic of India	5.220	06-15-25	INR	784,120,000	9,068,778
Republic of India	6.100	07-12-31	INR	358,560,000	3,969,604
Republic of India	6.450	10-07-29	INR	373,000,000	4,268,722
Republic of India	7.270	04-08-26	INR	156,200,000	1,880,331
8	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Indonesia 3.1%					$111,114,719
Perusahaan Penerbit SBSN Indonesia III (A)	4.150	03-29-27		10,060,000	9,795,925
Republic of Indonesia	1.100	03-12-33	EUR	2,709,000	2,097,281
Republic of Indonesia (A)	2.150	07-18-24	EUR	6,000,000	6,201,162
Republic of Indonesia (A)	2.625	06-14-23	EUR	9,110,000	9,600,955
Republic of Indonesia	3.050	03-12-51		5,655,000	4,091,609
Republic of Indonesia	3.850	10-15-30		4,480,000	4,187,793
Republic of Indonesia	5.125	04-15-27	IDR	61,400,000,000	3,834,178
Republic of Indonesia	6.375	04-15-32	IDR	317,682,000,000	20,237,509
Republic of Indonesia	6.500	06-15-25	IDR	218,764,000,000	14,335,933
Republic of Indonesia	6.625	05-15-33	IDR	93,981,000,000	6,050,736
Republic of Indonesia	7.500	06-15-35	IDR	61,272,000,000	4,162,277
Republic of Indonesia	7.500	05-15-38	IDR	62,856,000,000	4,271,865
Republic of Indonesia	8.125	05-15-24	IDR	45,206,000,000	3,023,911
Republic of Indonesia	8.375	09-15-26	IDR	81,815,000,000	5,679,961
Republic of Indonesia	8.750	05-15-31	IDR	111,458,000,000	8,194,014
Republic of Indonesia	9.000	03-15-29	IDR	73,235,000,000	5,349,610
Ireland 0.1%					2,603,044
Republic of Ireland	1.100	05-15-29	EUR	2,760,000	2,603,044
Italy 0.2%					6,646,654
Republic of Italy	1.250	02-17-26		7,595,000	6,646,654
Japan 1.1%					38,661,927
Government of Japan	0.005	03-20-27	JPY	1,128,000,000	8,244,610
Government of Japan	0.400	09-20-25	JPY	4,098,600,000	30,417,317
Malaysia 1.2%					44,640,165
Government of Malaysia	3.733	06-15-28	MYR	24,975,000	5,553,122
Government of Malaysia	3.828	07-05-34	MYR	22,120,000	4,803,256
Government of Malaysia	3.844	04-15-33	MYR	48,536,000	10,627,086
Government of Malaysia	3.882	03-14-25	MYR	30,035,000	6,760,286
Government of Malaysia	3.899	11-16-27	MYR	35,552,000	8,003,844
Government of Malaysia	3.900	11-30-26	MYR	18,960,000	4,273,331
Government of Malaysia	4.059	09-30-24	MYR	20,510,000	4,619,240
Mexico 1.8%					63,856,301
Government of Mexico	5.000	03-06-25	MXN	491,870,000	23,913,756
Government of Mexico	7.500	05-26-33	MXN	434,470,000	20,911,978
Government of Mexico	7.750	05-29-31	MXN	380,680,000	19,030,567
New Zealand 1.5%					54,818,796
Government of New Zealand	0.500	05-15-24	NZD	21,830,000	12,767,221
Government of New Zealand	0.500	05-15-26	NZD	32,455,000	17,559,412
Government of New Zealand	3.500	04-14-33	NZD	15,820,000	8,933,155
Government of New Zealand	4.500	04-15-27	NZD	6,890,000	4,237,849
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	9

	Rate (%)	Maturity date		Par value^	Value
New Zealand (continued)
New Zealand Local Government Funding Agency	1.500	04-15-26	NZD	6,980,000	$3,838,782
New Zealand Local Government Funding Agency	4.500	04-15-27	NZD	12,470,000	7,482,377
Norway 1.6%					56,844,990
Kingdom of Norway (A)	1.250	09-17-31	NOK	110,420,000	8,868,859
Kingdom of Norway (A)	1.500	02-19-26	NOK	81,525,000	7,389,941
Kingdom of Norway (A)	1.750	03-13-25	NOK	127,825,000	11,853,940
Kingdom of Norway (A)	1.750	02-17-27	NOK	92,990,000	8,362,406
Kingdom of Norway (A)	2.125	05-18-32	NOK	110,590,000	9,480,999
Kommunalbanken AS	4.250	07-16-25	AUD	11,774,000	7,888,930
Kommunalbanken AS	5.250	07-15-24	AUD	4,410,000	2,999,915
Philippines 0.7%					26,203,914
Republic of the Philippines	0.875	05-17-27	EUR	17,540,000	16,306,175
Republic of the Philippines	4.625	07-17-28		3,705,000	3,656,382
Republic of the Philippines	6.250	01-14-36	PHP	373,000,000	6,241,357
Portugal 0.4%					14,555,877
Republic of Portugal (A)	1.650	07-16-32	EUR	16,130,000	14,555,877
Qatar 0.2%					7,196,250
State of Qatar (A)	4.817	03-14-49		7,575,000	7,196,250
Singapore 0.2%					8,980,473
Republic of Singapore	3.375	09-01-33	SGD	12,070,000	8,980,473
South Korea 1.4%					50,577,083
Republic of Korea	2.125	06-10-27	KRW	13,298,800,000	9,398,985
Republic of Korea	2.375	03-10-27	KRW	40,688,880,000	29,157,619
Republic of Korea	3.125	09-10-24	KRW	10,015,260,000	7,491,676
Republic of Korea	3.125	09-10-27	KRW	6,167,200,000	4,528,803
Sweden 0.1%					3,044,843
Kingdom of Sweden (A)	0.125	04-24-23	EUR	2,890,000	3,044,843
United Arab Emirates 0.3%					11,179,478
Government of Abu Dhabi (A)	1.700	03-02-31		4,890,000	3,988,284
Government of Abu Dhabi (A)	3.125	04-16-30		3,980,000	3,644,868
Government of Abu Dhabi (A)	3.875	04-16-50		4,315,000	3,546,326
United Kingdom 0.4%					13,135,380
Government of United Kingdom	0.250	01-31-25	GBP	3,650,000	4,083,279

Government of United Kingdom	4.250	12-07-27	GBP	7,360,000	9,052,101
10	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value

Corporate bonds 45.4%					$1,622,237,031
(Cost $1,880,744,380)
Communication services 5.0%					179,830,794
Diversified telecommunication services 0.6%
AT&T, Inc.	0.900	03-25-24		1,227,000	1,170,111
Cellnex Telecom SA	1.875	06-26-29	EUR	5,400,000	4,674,078
CT Trust (A)	5.125	02-03-32		3,790,000	2,994,100
IHS Holding, Ltd. (A)	6.250	11-29-28		3,600,000	2,943,000
Total Play Telecomunicaciones SA de CV (A)	7.500	11-12-25		8,945,000	7,961,945
Entertainment 0.3%
WMG Acquisition Corp. (A)	3.000	02-15-31		15,595,000	12,247,237
Interactive media and services 0.1%
Match Group Holdings II LLC (A)	4.125	08-01-30		3,640,000	3,017,478
Media 2.9%
CCO Holdings LLC (A)	4.250	02-01-31		17,215,000	13,818,481
CCO Holdings LLC (A)	4.500	08-15-30		8,205,000	6,748,777
CCO Holdings LLC (A)	4.500	06-01-33		5,745,000	4,469,624
CCO Holdings LLC (A)	4.750	03-01-30		5,885,000	4,949,108
Charter Communications Operating LLC	2.800	04-01-31		2,350,000	1,841,714
Charter Communications Operating LLC	5.125	07-01-49		15,905,000	12,232,823
Charter Communications Operating LLC	5.750	04-01-48		7,045,000	5,883,549
Globo Comunicacao e Participacoes SA (A)	5.500	01-14-32		5,840,000	4,766,852
LCPR Senior Secured Financing DAC (A)	5.125	07-15-29		8,000,000	6,763,500
News Corp. (A)	3.875	05-15-29		14,435,000	12,370,073
Sirius XM Radio, Inc. (A)	4.125	07-01-30		12,225,000	9,935,621
Virgin Media Finance PLC (A)	5.000	07-15-30		7,640,000	6,226,600
Virgin Media Secured Finance PLC (A)	4.500	08-15-30		5,145,000	4,235,532
Virgin Media Secured Finance PLC (A)	5.500	05-15-29		11,030,000	9,994,945
Wireless telecommunication services 1.1%
Millicom International Cellular SA (A)(B)	4.500	04-27-31		5,685,000	4,590,638
T-Mobile USA, Inc.	2.625	02-15-29		4,405,000	3,746,993
T-Mobile USA, Inc.	2.875	02-15-31		4,070,000	3,376,464
T-Mobile USA, Inc.	3.375	04-15-29		4,865,000	4,296,477
T-Mobile USA, Inc.	3.500	04-15-31		5,910,000	5,116,211
T-Mobile USA, Inc.	4.750	02-01-28		1,665,000	1,612,253
Vmed O2 UK Financing I PLC (A)	3.250	01-31-31	EUR	7,750,000	6,433,212
Vmed O2 UK Financing I PLC (A)	4.250	01-31-31		14,225,000	11,413,398
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	11

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary 5.8%					$207,597,739
Automobiles 1.2%
BMW Finance NV	1.000	11-14-24	EUR	4,785,000	4,852,115
Ford Motor Company	3.250	02-12-32		5,375,000	4,074,827
Ford Motor Credit Company LLC	2.748	06-14-24	GBP	3,354,000	3,832,751
Ford Motor Credit Company LLC	2.900	02-16-28		3,620,000	3,024,401
Ford Motor Credit Company LLC	3.625	06-17-31		12,890,000	10,211,834
Ford Motor Credit Company LLC	4.000	11-13-30		2,575,000	2,146,134
Ford Motor Credit Company LLC	4.125	08-17-27		1,665,000	1,483,446
Ford Motor Credit Company LLC	4.542	08-01-26		4,455,000	4,128,655
Ford Motor Credit Company LLC	4.950	05-28-27		11,500,000	10,714,435
Diversified consumer services 0.3%
Duke University	3.299	10-01-46		7,549,000	5,871,612
Massachusetts Institute of Technology	2.989	07-01-50		4,565,000	3,390,075
Hotels, restaurants and leisure 4.1%
Carnival Corp. (A)	5.750	03-01-27		11,850,000	9,748,284
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32		4,920,000	4,039,271
Hilton Domestic Operating Company, Inc.	4.875	01-15-30		7,450,000	6,835,375
Hyatt Hotels Corp.	6.000	04-23-30		9,696,000	9,731,293
MGM Resorts International	4.750	10-15-28		1,060,000	950,201
New Red Finance, Inc. (A)	3.500	02-15-29		15,357,000	13,023,479
New Red Finance, Inc. (A)	3.875	01-15-28		8,793,000	7,824,524
New Red Finance, Inc. (A)	4.000	10-15-30		22,370,000	18,475,830
Premier Entertainment Sub LLC (A)	5.625	09-01-29		2,115,000	1,554,525
Premier Entertainment Sub LLC (A)	5.875	09-01-31		5,320,000	3,833,459
Royal Caribbean Cruises, Ltd. (A)	5.500	04-01-28		12,760,000	11,121,616
Royal Caribbean Cruises, Ltd. (A)	11.625	08-15-27		2,691,000	2,866,023
Travel + Leisure Company (A)	4.500	12-01-29		9,282,000	7,795,356
Travel + Leisure Company (A)	6.625	07-31-26		3,876,000	3,799,428
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28		6,920,000	6,267,541
Yum! Brands, Inc.	3.625	03-15-31		18,845,000	15,794,560
Yum! Brands, Inc.	4.625	01-31-32		9,070,000	8,017,336
Yum! Brands, Inc. (A)	4.750	01-15-30		15,710,000	14,315,738
Internet and direct marketing retail 0.2%
MercadoLibre, Inc.	2.375	01-14-26		5,950,000	5,298,475
MercadoLibre, Inc.	3.125	01-14-31		3,340,000	2,575,140
Consumer staples 2.9%					105,467,257
Beverages 0.2%
Becle SAB de CV (A)	2.500	10-14-31		8,250,000	6,407,870
12	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Food products 2.5%
Darling Ingredients, Inc. (A)	6.000	06-15-30		13,370,000	$12,918,696
JBS USA LUX SA (A)	3.625	01-15-32		10,670,000	8,546,883
JBS USA LUX SA (A)	5.750	04-01-33		7,695,000	7,177,280
Kraft Heinz Foods Company	4.250	03-01-31		10,895,000	10,206,210
Kraft Heinz Foods Company	4.375	06-01-46		2,935,000	2,396,086
Kraft Heinz Foods Company	4.625	10-01-39		11,120,000	9,777,979
Kraft Heinz Foods Company	6.875	01-26-39		6,560,000	7,153,604
Kraft Heinz Foods Company (A)	7.125	08-01-39		1,675,000	1,846,233
MARB BondCo PLC (A)	3.950	01-29-31		12,546,000	8,970,390
NBM US Holdings, Inc. (A)	7.000	05-14-26		2,929,000	2,836,531
Post Holdings, Inc. (A)	4.500	09-15-31		3,240,000	2,728,307
Post Holdings, Inc. (A)	5.500	12-15-29		3,230,000	2,955,851
Post Holdings, Inc. (A)	5.625	01-15-28		12,510,000	11,947,050
Personal products 0.2%
Natura & Company Luxembourg Holdings Sarl (A)	6.000	04-19-29		4,015,000	3,360,555
Natura Cosmeticos SA (A)	4.125	05-03-28		8,030,000	6,237,732
Energy 6.6%					235,169,847
Oil, gas and consumable fuels 6.6%
Aker BP ASA (A)	3.750	01-15-30		8,430,000	7,438,210
Cenovus Energy, Inc.	3.500	02-07-28	CAD	5,175,000	3,571,831
Cenovus Energy, Inc.	5.250	06-15-37		2,074,000	1,898,879
Cenovus Energy, Inc.	5.400	06-15-47		8,203,000	7,384,454
Cenovus Energy, Inc.	6.750	11-15-39		18,593,000	19,432,127
Cheniere Energy Partners LP	4.000	03-01-31		13,025,000	11,222,969
Cheniere Energy Partners LP	4.500	10-01-29		4,045,000	3,670,878
Continental Resources, Inc. (A)	2.875	04-01-32		12,374,000	9,356,068
Continental Resources, Inc. (A)	5.750	01-15-31		15,241,000	14,426,521
Ecopetrol SA	4.625	11-02-31		4,570,000	3,406,935
Ecopetrol SA	5.375	06-26-26		2,445,000	2,316,638
Ecopetrol SA	5.875	05-28-45		2,485,000	1,638,696
Ecopetrol SA	6.875	04-29-30		4,970,000	4,413,360
Enbridge, Inc.	3.125	11-15-29		10,080,000	8,786,491
EQT Corp. (A)	3.125	05-15-26		1,990,000	1,820,464
EQT Corp. (A)(B)	3.625	05-15-31		23,315,000	19,567,114
EQT Corp.	3.900	10-01-27		3,283,000	3,002,041
Kinder Morgan, Inc.	5.300	12-01-34		2,405,000	2,255,609
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31		9,928,838	8,142,487
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26		12,545,000	12,210,337
Occidental Petroleum Corp.	3.200	08-15-26		1,560,000	1,396,357
Occidental Petroleum Corp.	3.400	04-15-26		2,417,000	2,241,768
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	13

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Occidental Petroleum Corp.	6.125	01-01-31		7,895,000	$7,951,133
Occidental Petroleum Corp.	6.625	09-01-30		11,815,000	12,139,913
Occidental Petroleum Corp.	7.500	05-01-31		3,470,000	3,712,900
Ovintiv, Inc.	6.500	08-15-34		8,760,000	8,772,749
Ovintiv, Inc.	6.500	02-01-38		5,700,000	5,589,839
Pertamina Persero PT (A)	3.100	01-21-30		2,700,000	2,339,679
Pertamina Persero PT (A)	3.650	07-30-29		3,440,000	3,130,400
Petrorio Luxembourg Trading Sarl (A)	6.125	06-09-26		5,350,000	5,054,145
QatarEnergy (A)	2.250	07-12-31		7,975,000	6,535,752
QatarEnergy (A)	3.300	07-12-51		3,105,000	2,262,769
Southwestern Energy Company	5.700	01-23-25		166,000	164,477
The Williams Companies, Inc.	3.500	11-15-30		865,000	756,954
TransCanada PipeLines, Ltd.	4.100	04-15-30		13,295,000	12,126,783
Transcontinental Gas Pipe Line Company LLC	3.250	05-15-30		875,000	761,801
Var Energi ASA (A)	7.500	01-15-28		5,380,000	5,548,215
Western Midstream Operating LP	4.300	02-01-30		9,845,000	8,722,104
Financials 6.6%					235,086,842
Banks 3.9%
Asian Development Bank	3.000	10-14-26	AUD	5,880,000	3,785,271
Bank of Montreal (7.325% to 11-26-27, then 5 Year Canada Government Bond Yield + 4.098%)	7.325	11-26-82	CAD	11,950,000	8,857,188
Citigroup, Inc. (3 month EURIBOR + 0.500%) (C)	2.563	03-21-23	EUR	4,120,000	4,357,557
European Investment Bank (SONIA + 0.350%) (C)	3.955	06-29-23	GBP	6,180,000	7,439,291
Inter-American Development Bank	2.700	01-29-26	AUD	5,932,000	3,817,525
Inter-American Development Bank	2.750	10-30-25	AUD	5,140,000	3,326,309
International Bank for Reconstruction & Development	1.800	01-19-27	CAD	6,585,000	4,460,957
International Bank for Reconstruction & Development	1.900	01-16-25	CAD	8,110,000	5,676,643
International Bank for Reconstruction & Development	2.875	11-30-26	NZD	7,530,000	4,276,864
International Finance Corp.	0.375	09-10-25	NZD	12,980,000	7,071,383
International Finance Corp.	2.550	09-18-23	CNY	32,140,000	4,628,282
International Finance Corp.	3.600	02-24-26	AUD	14,185,000	9,365,869
14	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Intesa Sanpaolo SpA (4.198% to 6-1-31, then 1 Year CMT + 2.600%) (A)	4.198	06-01-32		2,914,000	$2,195,549
Nordea Eiendomskreditt AS (3 month NIBOR + 0.300%) (C)	3.490	06-21-23	NOK	70,000,000	6,747,534
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) (C)	3.560	06-19-24	NOK	33,000,000	3,186,269
Nordic Investment Bank	1.875	04-10-24	NOK	46,090,000	4,343,634
Popular, Inc.	6.125	09-14-23		3,585,000	3,567,075
Royal Bank of Canada (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%) (D)	4.200	02-24-27	CAD	6,420,000	3,692,641
Shinhan Financial Group Company, Ltd. (2.875% to 5-12-26, then 5 Year CMT + 2.064%) (A)(D)	2.875	05-12-26		9,105,000	7,898,588
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82		8,635,000	9,125,367
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82		9,915,000	10,348,781
U.S. Bancorp	0.850	06-07-24	EUR	13,350,000	13,594,039
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (D)	3.700	01-15-27		6,821,000	5,738,166
Capital markets 1.2%
MSCI, Inc. (A)	3.250	08-15-33		4,130,000	3,256,629
MSCI, Inc. (A)	3.625	09-01-30		15,070,000	12,811,007
MSCI, Inc. (A)	3.625	11-01-31		8,740,000	7,308,825
MSCI, Inc. (A)	3.875	02-15-31		7,940,000	6,833,799
The Goldman Sachs Group, Inc.	0.250	01-26-28	EUR	845,000	737,350
The Goldman Sachs Group, Inc.	1.375	05-15-24	EUR	7,713,000	7,955,338
The Goldman Sachs Group, Inc.	2.000	11-01-28	EUR	3,788,000	3,568,314
Consumer finance 0.0%
Capital One Financial Corp.	0.800	06-12-24	EUR	1,100,000	1,116,029
Diversified financial services 0.9%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	7,150,000	6,070,616
Berkshire Hathaway, Inc., Zero Coupon	0.000	03-12-25	EUR	10,945,000	10,716,095
Swiss Insured Brazil Power Finance Sarl (A)	9.850	07-16-32	BRL	87,331,095	14,387,124
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	15

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Insurance 0.6%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		15,170,000	$16,915,572
Chubb INA Holdings, Inc.	0.300	12-15-24	EUR	5,990,000	5,909,362
Health care 3.8%					135,583,532
Health care equipment and supplies 0.6%
Becton Dickinson Euro Finance Sarl	1.208	06-04-26	EUR	8,910,000	8,615,648
DH Europe Finance II Sarl	0.450	03-18-28	EUR	14,445,000	12,924,572
Health care providers and services 2.5%
Centene Corp.	2.500	03-01-31		9,265,000	7,220,863
Centene Corp.	3.000	10-15-30		15,295,000	12,494,944
Centene Corp.	3.375	02-15-30		16,980,000	14,327,373
Centene Corp.	4.625	12-15-29		2,625,000	2,400,544
HCA, Inc.	3.500	09-01-30		33,881,000	29,131,053
HCA, Inc.	4.125	06-15-29		13,845,000	12,602,613
Rede D’or Finance Sarl (A)	4.500	01-22-30		4,134,000	3,501,498
Rede D’or Finance Sarl (A)	4.950	01-17-28		4,356,000	3,946,536
UnitedHealth Group, Inc.	0.550	05-15-24		4,035,000	3,810,695
Life sciences tools and services 0.4%
Thermo Fisher Scientific, Inc.	0.500	03-01-28	EUR	6,585,000	5,930,912
Thermo Fisher Scientific, Inc.	0.750	09-12-24	EUR	3,288,000	3,320,060
Thermo Fisher Scientific, Inc.	1.400	01-23-26	EUR	4,947,000	4,889,378
Pharmaceuticals 0.3%
Allergan Funding SCS	1.250	06-01-24	EUR	6,760,000	6,845,117
Allergan Funding SCS	2.625	11-15-28	EUR	3,795,000	3,621,726
Industrials 4.5%					160,258,465
Aerospace and defense 1.1%
Airbus SE	1.625	06-09-30	EUR	2,740,000	2,493,966
DAE Funding LLC (A)	3.375	03-20-28		6,635,000	5,912,249
The Boeing Company	5.040	05-01-27		5,805,000	5,717,669
The Boeing Company	5.150	05-01-30		24,935,000	24,128,757
Air freight and logistics 0.1%
Simpar Finance Sarl (A)	10.750	02-12-28	BRL	26,688,000	3,696,238
Airlines 1.7%
American Airlines, Inc. (A)	5.500	04-20-26		9,940,000	9,674,090
American Airlines, Inc. (A)	5.750	04-20-29		8,095,000	7,699,277
Delta Air Lines 2020-1 Class A Pass Through Trust	2.500	06-10-28		4,675,580	4,055,199
Delta Air Lines, Inc.	2.900	10-28-24		5,260,000	5,004,929
Delta Air Lines, Inc. (A)	4.750	10-20-28		32,713,000	31,068,066
16	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Airlines (continued)
Delta Air Lines, Inc. (B)	7.375	01-15-26		1,655,000	$1,702,995
Singapore Airlines, Ltd.	3.375	01-19-29		4,250,000	3,831,982
Building products 0.1%
Johnson Controls International PLC	0.375	09-15-27	EUR	2,590,000	2,330,437
Construction and engineering 0.3%
AECOM	5.125	03-15-27		12,077,000	11,549,549
Road and rail 0.4%
Indian Railway Finance Corp., Ltd. (A)	3.249	02-13-30		7,580,000	6,471,391
Movida Europe SA (A)	5.250	02-08-31		2,480,000	1,697,577
Uber Technologies, Inc. (A)	8.000	11-01-26		5,305,000	5,385,776
Trading companies and distributors 0.8%
United Rentals North America, Inc.	3.875	02-15-31		11,355,000	9,718,677
United Rentals North America, Inc.	4.000	07-15-30		7,265,000	6,406,277
United Rentals North America, Inc.	4.875	01-15-28		5,270,000	5,023,364
United Rentals North America, Inc. (A)	6.000	12-15-29		6,690,000	6,690,000
Information technology 1.1%					38,565,402
IT services 0.6%
Fidelity National Information Services, Inc.	1.000	12-03-28	EUR	4,800,000	4,271,833
Fidelity National Information Services, Inc.	1.500	05-21-27	EUR	9,625,000	9,136,529
Fiserv, Inc.	1.125	07-01-27	EUR	3,495,000	3,280,155
Gartner, Inc. (A)	3.750	10-01-30		5,220,000	4,419,509
Software 0.1%
Cloud Software Group Holdings, Inc. (A)	6.500	03-31-29		4,345,000	3,763,901
Technology hardware, storage and peripherals 0.4%
Apple, Inc.	0.875	05-24-25	EUR	6,131,000	6,116,863
CDW LLC	4.250	04-01-28		1,655,000	1,505,568
Dell International LLC	8.350	07-15-46		5,348,000	6,071,044
Materials 4.5%					160,437,840
Chemicals 0.7%
Braskem Idesa SAPI (A)	6.990	02-20-32		5,090,000	3,543,658
Braskem Netherlands Finance BV (A)	4.500	01-31-30		5,509,000	4,641,482
Braskem Netherlands Finance BV (A)	5.875	01-31-50		6,055,000	4,622,544
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	17

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Chemicals (continued)
Ecolab, Inc.	1.000	01-15-24	EUR	4,270,000	$4,412,672
FS Luxembourg Sarl (A)	10.000	12-15-25		8,820,000	8,807,211
Construction materials 0.5%
Cemex SAB de CV (A)	3.875	07-11-31		12,495,000	10,058,475
St. Mary’s Cement, Inc. (A)	5.750	01-28-27		7,505,000	7,520,010
Containers and packaging 1.3%
Ardagh Metal Packaging Finance USA LLC (A)	3.250	09-01-28		9,710,000	8,148,315
Ball Corp.	2.875	08-15-30		10,485,000	8,369,127
Ball Corp.	4.875	03-15-26		8,590,000	8,300,088
Ball Corp.	6.875	03-15-28		11,095,000	11,205,950
Berry Global, Inc. (A)	5.625	07-15-27		6,805,000	6,549,813
Sealed Air Corp. (A)	5.000	04-15-29		4,410,000	4,027,129
Metals and mining 2.0%
Cleveland-Cliffs, Inc. (A)(B)	4.625	03-01-29		14,925,000	13,598,029
Cleveland-Cliffs, Inc. (A)(B)	4.875	03-01-31		8,180,000	7,446,172
CSN Islands XI Corp. (A)	6.750	01-28-28		8,315,000	7,929,964
FMG Resources August 2006 Proprietary, Ltd. (A)	4.375	04-01-31		4,335,000	3,657,444
Freeport-McMoRan, Inc.	4.125	03-01-28		1,430,000	1,326,196
Freeport-McMoRan, Inc.	4.625	08-01-30		10,030,000	9,256,152
Freeport-McMoRan, Inc.	5.450	03-15-43		17,505,000	15,804,109
Indonesia Asahan Aluminium Persero PT (A)	4.750	05-15-25		11,455,000	11,213,300
Real estate 2.0%					72,055,212
Equity real estate investment trusts 2.0%
American Tower Corp.	0.500	01-15-28	EUR	2,845,000	2,488,149
American Tower Corp.	1.950	05-22-26	EUR	3,650,000	3,574,123
Crown Castle, Inc.	2.250	01-15-31		2,550,000	2,040,143
Host Hotels & Resorts LP	3.375	12-15-29		7,065,000	6,012,668
Host Hotels & Resorts LP	3.500	09-15-30		2,575,000	2,140,473
SBA Communications Corp.	3.125	02-01-29		9,770,000	8,067,089
SBA Communications Corp.	3.875	02-15-27		20,055,000	18,149,651
SBA Tower Trust (A)	6.599	01-15-28		9,420,000	9,723,231
VICI Properties LP (A)	4.125	08-15-30		9,945,000	8,590,327
VICI Properties LP (A)	4.625	12-01-29		4,345,000	3,892,950
VICI Properties LP	5.125	05-15-32		7,950,000	7,376,408
Utilities 2.6%					92,184,101
Electric utilities 1.5%
Brazos Securitization LLC (A)	5.014	09-01-31		7,140,000	7,017,597
EDP Finance BV	0.375	09-16-26	EUR	1,315,000	1,232,070
FirstEnergy Corp.	4.150	07-15-27		9,045,000	8,437,176
18	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Utilities (continued)
Electric utilities (continued)
FirstEnergy Corp.	7.375	11-15-31		13,018,000	$14,599,687
Israel Electric Corp., Ltd. (A)	3.750	02-22-32		5,380,000	4,628,554
Israel Electric Corp., Ltd. (A)	6.875	06-21-23		4,565,000	4,578,786
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (A)	4.125	05-15-27		12,660,000	11,963,700
United Electric Securitization LLC (A)	5.109	06-01-31		1,655,000	1,632,417
Independent power and renewable electricity producers 0.9%
DPL, Inc.	4.125	07-01-25		13,920,000	13,075,433
Greenko Dutch BV (A)(B)	3.850	03-29-26		5,801,625	5,107,751
Greenko Solar Mauritius, Ltd. (A)	5.550	01-29-25		5,260,000	5,010,150
Greenko Wind Projects Mauritius, Ltd. (A)	5.500	04-06-25		7,965,000	7,485,857
The AES Corp. (A)	3.950	07-15-30		1,650,000	1,444,575
Multi-utilities 0.2%
E.ON SE	0.375	09-29-27	EUR	3,200,000	2,947,596

Engie SA	0.375	06-21-27	EUR	3,300,000	3,022,752
Convertible bonds 2.6%					$93,607,214
(Cost $99,699,673)
Communication services 0.7%					23,819,723
Media 0.7%
Liberty Broadband Corp. (A)	3.125	03-31-53		19,210,000	18,787,380
Liberty Media Corp. (A)	0.500	12-01-50		5,085,000	5,032,343
Consumer discretionary 0.8%					29,558,577
Hotels, restaurants and leisure 0.6%
Carnival Corp. (A)	5.750	12-01-27		13,045,000	14,395,158
Marriott Vacations Worldwide Corp. (A)	3.250	12-15-27		7,460,000	7,672,610
Specialty retail 0.2%
Burlington Stores, Inc.	2.250	04-15-25		6,365,000	7,490,809
Industrials 1.1%					40,228,914
Airlines 0.9%
Air Canada	4.000	07-01-25		5,160,000	6,202,464
American Airlines Group, Inc.	6.500	07-01-25		11,950,000	14,405,725
Southwest Airlines Company (B)	1.250	05-01-25		9,450,000	10,768,275
Road and rail 0.2%

Uber Technologies, Inc. (E)	5.087	12-15-25		10,190,000	8,852,450
Municipal bonds 0.4%					$15,038,186
(Cost $15,083,392)
City of Norfolk (Virginia)	1.804	10-01-31		4,035,000	3,191,130
City of San Antonio (Texas)	5.718	02-01-41		2,360,000	2,517,205
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	19

	Rate (%)	Maturity date	Par value^	Value

Commonwealth of Massachusetts	2.900	09-01-49	5,840,000	$4,200,377
South Carolina Public Service Authority	5.740	01-01-30	2,420,000	2,433,536

State Board of Administration Finance Corp. (Florida)	2.154	07-01-30	3,293,000	2,695,938
Term loans (F) 0.9%				$31,048,122
(Cost $31,232,347)
Consumer discretionary 0.0%				809,467
Hotels, restaurants and leisure 0.0%
Aramark Services, Inc., 2018 Term Loan B3 (G)	TBD	03-11-25	812,000	809,467
Health care 0.1%				837,000
Pharmaceuticals 0.1%
Perrigo Investments LLC, Term Loan B (G)	TBD	04-20-29	837,000	837,000
Industrials 0.8%				29,401,655
Airlines 0.8%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month LIBOR + 4.750%)	9.558	04-20-28	6,330,000	6,478,185
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%)	9.996	06-21-27	7,951,500	8,271,548

United Airlines, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%)	8.568	04-21-28	14,697,779	14,651,922
Collateralized mortgage obligations 5.9%				$210,081,675
(Cost $210,671,935)
Commercial and residential 3.7%				131,570,940
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(H)	3.805	01-25-49	3,249,558	3,016,158
BOCA Commercial Mortgage Trust
Series 2022-BOCA, Class B (1 month CME Term SOFR + 2.319%) (A)(C)	6.882	05-15-39	3,145,000	3,089,822
BX Commercial Mortgage Trust
Series 2019-XL, Class A (1 month CME Term SOFR + 1.034%) (A)(C)	5.597	10-15-36	13,167,774	13,101,618
Series 2021-CIP, Class A (1 month LIBOR + 0.921%) (A)(C)	5.509	12-15-38	4,955,000	4,868,086
Series 2021-VOLT, Class A (1 month LIBOR + 0.700%) (A)(C)	5.288	09-15-36	5,650,000	5,514,143
BX Trust
20	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2022-CLS, Class A (A)	5.760	10-13-27	5,980,000	$5,812,147
Series 2022-GPA, Class A (1 month CME Term SOFR + 2.165%) (A)(C)	6.727	10-15-39	8,080,000	8,064,826
Series 2022-GPA, Class B (1 month CME Term SOFR + 2.664%) (A)(C)	7.226	10-15-39	4,845,000	4,832,869
Series 2022-GPA, Class D (1 month CME Term SOFR + 4.061%) (A)(C)	8.623	10-15-39	3,335,000	3,320,205
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class A (1 month LIBOR + 1.070%) (A)(C)	5.658	12-15-37	3,840,900	3,827,644
COLT Mortgage Loan Trust
Series 2022-5, Class A1 (A)(H)	4.550	04-25-67	3,701,566	3,556,852
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class A (1 month LIBOR + 0.980%) (A)(C)	5.568	05-15-36	10,902,875	10,848,136
Series 2019-NQM1, Class A1 (2.656% to 11-1-23, then 3.656% thereafter) (A)	2.656	10-25-59	993,048	949,665
GCAT Trust
Series 2022-NQM4, Class A1 (5.269% to 8-1-26, then 6.269% thereafter) (A)	5.269	08-25-67	4,046,744	3,947,678
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	3,356,671	35,403
Series 2007-4, Class ES IO	0.350	07-19-47	3,459,199	46,032
Series 2007-6, Class ES IO (A)	0.343	08-19-37	3,539,501	44,940
InTown Mortgage Trust
Series 2022-STAY, Class B (1 month CME Term SOFR + 3.286%) (A)(C)	7.848	08-15-39	6,535,000	6,530,914
Life Mortgage Trust
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%) (A)(C)	5.858	05-15-39	12,924,000	12,875,503
Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%) (A)(C)	6.356	05-15-39	11,605,000	11,559,192
Series 2022-BMR2, Class D (1 month CME Term SOFR + 2.542%) (A)(C)	7.104	05-15-39	9,305,000	9,166,874
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A (H)	5.363	11-25-34	816,964	823,542
SCOTT Trust
Series 2023-SFS, Class AS (A)	6.204	03-15-28	2,925,000	2,925,000
Verus Securitization Trust
Series 2022-4, Class A2 (A)(H)	4.740	04-25-67	5,033,137	4,703,510
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	21

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2022-8, Class A3 (6.127% to 10-1-26, then 7.127% thereafter) (A)	6.127	09-25-67	2,982,246	$2,909,413
Series 2022-INV1, Class A1 (5.041% to 8-1-26, then 6.041% thereafter) (A)	5.041	08-25-67	5,348,908	5,200,768
U.S. Government Agency 2.2%				78,510,735
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M1A (1 month SOFR + 2.000%) (A)(C)	6.484	04-25-42	6,747,010	6,776,950
Series 2022-DNA4, Class M1A (1 month SOFR + 2.200%) (A)(C)	6.684	05-25-42	7,298,519	7,367,523
Series 2022-DNA4, Class M1B (1 month SOFR + 3.350%) (A)(C)	7.834	05-25-42	7,760,000	7,896,123
Series 2022-DNA6, Class M1A (1 month SOFR + 2.150%) (A)(C)	6.634	09-25-42	8,018,485	8,050,275
Series 2022-DNA7, Class M1A (1 month SOFR + 2.500%) (A)(C)	6.984	03-25-52	6,109,645	6,172,748
Series 2022-HQA1, Class M1B (1 month SOFR + 3.500%) (A)(C)	7.984	03-25-42	3,825,000	3,906,327
Series 2022-HQA3, Class M1B (1 month SOFR + 3.550%) (A)(C)	8.034	08-25-42	5,665,000	5,767,070
Federal National Mortgage Association
Series 2022-R01, Class 1M1 (1 month SOFR + 1.000%) (A)(C)	5.484	12-25-41	1,945,413	1,931,523
Series 2022-R03, Class 1M1 (1 month SOFR + 2.100%) (A)(C)	6.584	03-25-42	1,009,374	1,012,000
Series 2022-R04, Class 1M1 (1 month SOFR + 2.000%) (A)(C)	6.484	03-25-42	2,076,708	2,084,042
Series 2022-R05, Class 2M2 (1 month SOFR + 3.000%) (A)(C)	7.484	04-25-42	11,386,000	11,343,300
Series 2022-R06, Class 1M1 (1 month SOFR + 2.750%) (A)(C)	7.234	05-25-42	3,838,550	3,909,840
Series 2022-R09, Class 2M1 (1 month SOFR + 2.500%) (A)(C)	6.992	09-25-42	7,211,148	7,257,067

Series 2023-R01, Class 1M1 (1 month SOFR + 2.400%) (A)(C)	6.892	12-25-42	4,999,061	5,035,947
22	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities 1.7%				$63,278,096
(Cost $65,116,443)
Asset backed securities 1.7%				63,278,096
DataBank Issuer
Series 2023-1A, Class A2 (A)	5.116	02-25-53	5,065,000	4,670,840
DB Master Finance LLC
Series 2019-1A, Class A2II (A)	4.021	05-20-49	5,650,075	5,312,556
Domino’s Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	5,690,625	5,476,663
FirstKey Homes Trust
Series 2020-SFR2, Class A (A)	1.266	10-19-37	3,641,483	3,248,149
Home Partners of America Trust
Series 2019-1, Class B (A)	3.157	09-17-39	4,047,496	3,652,968
MetroNet Infrastructure Issuer LLC
Series 2022-1A, Class A2 (A)	6.350	10-20-52	6,620,000	6,313,095
MVW Owner Trust
Series 2018-1A, Class A (A)	3.450	01-21-36	1,647,603	1,599,731
OCCU Auto Receivables Trust
Series 2022-1A, Class A3 (A)	5.500	10-15-27	6,050,000	6,022,390
Taco Bell Funding LLC
Series 2016-1A, Class A23 (A)	4.970	05-25-46	13,878,313	13,480,005
T-Mobile US Trust
Series 2022-1A, Class A (A)	4.910	05-22-28	7,190,000	7,150,886
Verizon Master Trust
Series 2023-1, Class A (4.490% to 1-20-26, then 5.240% thereafter)	4.490	01-22-29	6,440,000	6,350,813

	Shares	Value
Common stocks 0.3%		$12,994,378
(Cost $20,578,460)
Communication services 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (I)(J)	110,794	0
Industrials 0.3%		12,994,378
Aerospace and defense 0.2%
The Boeing Company (J)	41,255	8,314,943
Airlines 0.1%

Delta Air Lines, Inc. (J)	122,051	4,679,435
Preferred securities 2.0%		$70,262,687
(Cost $77,315,968)
Communication services 0.1%		3,141,936
Media 0.1%
Paramount Global, 5.750% (B)	100,800	3,141,936
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	23

	Shares	Value
Financials 0.5%		$19,107,507
Banks 0.3%
Valley National Bancorp, 8.531% (3 month LIBOR + 3.578%) (C)	272,325	6,897,992
Wells Fargo & Company, 5.850% (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	228,245	5,649,064
Capital markets 0.2%
Stifel Financial Corp., 4.500%	347,850	6,560,451
Utilities 1.4%		48,013,244
Electric utilities 1.0%
American Electric Power Company, Inc., 6.125%	136,900	6,750,539
NextEra Energy, Inc., 6.219%	183,350	8,556,945
NextEra Energy, Inc., 6.926% (B)	448,850	20,108,480
Independent power and renewable electricity producers 0.4%
The AES Corp., 6.875%	137,600	12,597,280

	Contracts/ Notional amount	Value
Purchased options 0.0%		$52,017
(Cost $1,228,955)
Puts 0.0%		52,017
Over the Counter Option on USD vs. JPY (Expiration Date: 4-5-23; Strike Price: $120.50; Counterparty: Goldman Sachs International) (J)(K)	94,670,000	14,011
Over the Counter Option on USD vs. JPY (Expiration Date: 5-31-23; Strike Price: $127.00; Counterparty: Goldman Sachs International) (J)(K)	6,137,000	38,006

	Yield (%)	Shares	Value
Short-term investments 1.9%			$66,582,012
(Cost $66,593,724)
Short-term funds 1.9%			66,582,012
John Hancock Collateral Trust (L)	4.5832(M)	6,661,199	66,582,012

Total investments (Cost $3,915,044,354) 98.2%	$3,511,599,518
Other assets and liabilities, net 1.8%	65,896,985
Total net assets 100.0%	$3,577,496,503

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
24	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,216,067,527 or 34.0% of the fund’s net assets as of 2-28-23.
(B)	All or a portion of this security is on loan as of 2-28-23.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(J)	Non-income producing security.
(K)	For this type of option, notional amounts are equivalent to number of contracts.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $58,771,026.
(M)	The rate shown is the annualized seven-day yield as of 2-28-23.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	25

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	3,417,400	USD	2,301,510	BNY	3/15/2023	—	$(843)
AUD	2,912,500	USD	2,078,622	GSI	3/15/2023	—	(117,865)
AUD	2,912,500	USD	2,067,004	MSCS	3/15/2023	—	(106,247)
CAD	2,912,500	JPY	288,831,693	CITI	3/15/2023	$9,567	—
CAD	2,912,500	JPY	289,619,000	SSB	3/15/2023	3,774	—
CAD	2,912,500	MXN	41,064,736	JPM	3/15/2023	—	(104,203)
CAD	2,912,500	MXN	41,388,492	MSCS	3/15/2023	—	(121,855)
CAD	24,645,735	NZD	29,200,416	ANZ	3/15/2023	9,537	—
CAD	37,768,895	NZD	44,215,000	UBS	3/15/2023	344,671	—
CAD	3,881,430	USD	2,912,500	BMO	3/15/2023	—	(67,626)
CAD	31,828,233	USD	23,410,514	CIBC	3/15/2023	—	(82,177)
CAD	3,914,793	USD	2,912,500	HUS	3/15/2023	—	(43,173)
CAD	3,907,339	USD	2,912,500	JPM	3/15/2023	—	(48,636)
CAD	14,888,808	USD	10,912,588	RBC	3/15/2023	86	—
CAD	17,376,705	USD	12,731,353	SSB	3/15/2023	4,812	—
EUR	697,909	NOK	7,498,685	CITI	3/15/2023	16,187	—
EUR	14,192,388	NOK	152,546,255	JPM	3/15/2023	323,766	—
EUR	7,170,528	NOK	76,559,723	MSCS	3/15/2023	212,951	—
EUR	6,908,027	NOK	75,209,419	RBC	3/15/2023	65,202	—
EUR	13,887,119	NOK	150,506,357	UBS	3/15/2023	197,194	—
EUR	83,206,554	USD	91,632,642	CITI	3/15/2023	—	(3,556,265)
EUR	20,915,125	USD	23,098,559	GSI	3/15/2023	—	(959,337)
EUR	34,193,260	USD	37,295,731	JPM	3/15/2023	—	(1,101,245)
EUR	61,001,101	USD	66,482,695	MSCS	3/15/2023	—	(1,911,388)
EUR	20,915,125	USD	23,064,154	RBC	3/15/2023	—	(924,931)
EUR	1,580,000	USD	1,673,117	TD	3/15/2023	—	(644)
GBP	6,038,104	USD	7,223,625	BARC	3/15/2023	40,960	—
JPY	288,570,500	CAD	2,912,500	GSI	3/15/2023	—	(11,488)
JPY	290,728,371	CAD	2,912,500	JPM	3/15/2023	4,388	—
JPY	242,495,915	NZD	2,912,500	CITI	3/15/2023	—	(16,569)
JPY	1,980,674,750	USD	14,562,500	BARC	3/15/2023	10,698	—
JPY	9,890,640,430	USD	74,724,243	CITI	3/15/2023	—	(1,951,939)
JPY	2,554,106,794	USD	19,668,480	GSI	3/15/2023	—	(876,145)
JPY	2,971,493,838	USD	22,721,629	MSCS	3/15/2023	—	(858,287)
JPY	1,392,701,222	USD	10,720,632	SSB	3/15/2023	—	(473,563)
MXN	41,502,056	CAD	2,912,500	JPM	3/15/2023	128,047	—
MXN	41,377,888	CAD	2,912,500	RBC	3/15/2023	121,277	—
MXN	80,948,206	USD	4,372,500	JPM	3/15/2023	40,906	—
MXN	149,676,530	USD	7,722,350	SSB	3/15/2023	438,218	—
NOK	76,549,175	EUR	7,111,394	BARC	3/15/2023	—	(151,373)
NOK	152,424,691	EUR	14,034,245	GSI	3/15/2023	—	(168,081)
26	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
NOK	76,372,101	EUR	7,111,394	HUS	3/15/2023	—	$(168,435)
NOK	229,361,315	EUR	21,279,089	JPM	3/15/2023	—	(423,379)
NOK	233,189,098	EUR	21,347,452	UBS	3/15/2023	—	(126,902)
NOK	18,407,137	NZD	2,920,000	SCB	3/15/2023	—	(31,717)
NOK	310,913	USD	30,073	MSCS	3/15/2023	—	(113)
NZD	20,302,899	AUD	18,502,680	ANZ	3/15/2023	$96,752	—
NZD	30,434,162	AUD	27,754,020	CITI	3/15/2023	132,649	—
NZD	20,287,542	AUD	18,502,680	HUS	3/15/2023	87,258	—
NZD	20,288,528	AUD	18,502,680	MSCS	3/15/2023	87,867	—
NZD	20,317,654	AUD	18,502,680	RBC	3/15/2023	105,876	—
NZD	22,324,498	AUD	20,352,948	UBS	3/15/2023	101,055	—
NZD	8,891,701	CAD	7,469,091	ANZ	3/15/2023	23,249	—
NZD	91,071,814	CAD	76,637,561	CITI	3/15/2023	138,002	—
NZD	23,829,758	CAD	20,028,673	GSI	3/15/2023	53,871	—
NZD	41,562,683	CAD	35,058,281	MSCS	3/15/2023	2,150	—
NZD	2,912,500	JPY	242,121,950	SCB	3/15/2023	19,320	—
NZD	2,920,000	NOK	18,718,076	UBS	3/15/2023	1,755	—
NZD	57,858,790	USD	36,399,020	CITI	3/15/2023	—	(625,309)
NZD	29,477,500	USD	18,456,158	RBC	3/15/2023	—	(230,413)
NZD	14,565,000	USD	9,142,815	SSB	3/15/2023	—	(137,371)
SGD	30,281,225	USD	22,767,730	BARC	3/15/2023	—	(304,156)
SGD	50,931,609	USD	38,169,242	CIBC	3/15/2023	—	(386,558)
SGD	37,116,021	USD	27,729,134	CITI	3/15/2023	—	(195,292)
SGD	37,059,203	USD	27,705,717	GSI	3/15/2023	—	(214,024)
SGD	64,647,290	USD	48,632,767	HUS	3/15/2023	—	(675,356)
SGD	63,433,044	USD	47,451,315	JPM	3/15/2023	—	(394,670)
SGD	1,173,564	USD	874,956	MSCS	3/15/2023	—	(4,369)
SGD	26,139,275	USD	19,698,764	SSB	3/15/2023	—	(307,821)
USD	6,093,244	AUD	9,038,289	ANZ	3/15/2023	8,476	—
USD	4,083,133	AUD	5,825,000	CIBC	3/15/2023	161,619	—
USD	96,948	AUD	136,892	TD	3/15/2023	4,789	—
USD	27,896,875	BRL	147,359,944	GSI	3/15/2023	—	(175,193)
USD	2,912,500	CAD	3,873,555	JPM	3/15/2023	73,398	—
USD	31,508,406	CAD	42,125,647	RBC	3/15/2023	632,632	—
USD	2,912,500	CAD	3,874,199	UBS	3/15/2023	72,926	—
USD	4,373,823	EUR	4,142,310	HUS	3/15/2023	—	(10,923)
USD	155,878,770	EUR	144,800,786	JPM	3/15/2023	2,603,240	—
USD	63,185,011	EUR	58,252,500	MSCS	3/15/2023	1,523,171	—
USD	160,237,575	EUR	148,898,507	UBS	3/15/2023	2,624,497	—
USD	37,578,662	GBP	30,842,236	BARC	3/15/2023	471,639	—
USD	36,289,146	JPY	4,726,571,226	CITI	3/15/2023	1,512,482	—
USD	10,725,350	JPY	1,383,033,818	GSI	3/15/2023	549,410	—
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	27

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	29,135,000	JPY	3,810,284,478	JPM	3/15/2023	$1,100,094	—
USD	25,292,850	JPY	3,291,086,519	MSCS	3/15/2023	1,078,043	—
USD	10,728,157	JPY	1,358,455,306	NAB	3/15/2023	733,059	—
USD	2,912,500	JPY	376,973,613	UBS	3/15/2023	138,844	—
USD	47,149,175	MXN	906,365,734	GSI	3/15/2023	—	$(2,267,116)
USD	2,915,000	MXN	54,629,849	JPM	3/15/2023	—	(63,494)
USD	7,366,970	MXN	139,541,278	SSB	3/15/2023	—	(241,010)
USD	47,952,141	NOK	475,728,871	SSB	3/15/2023	2,111,215	—
USD	102,509,096	NZD	161,298,798	ANZ	3/15/2023	2,779,106	—
USD	134,594	NZD	207,996	BNY	3/15/2023	5,991	—
USD	9,460,332	NZD	14,565,000	CIBC	3/15/2023	454,888	—
USD	10,315,553	NZD	16,014,782	CITI	3/15/2023	413,719	—
USD	399,099	NZD	615,032	JPM	3/15/2023	18,828	—
USD	2,934,378	NZD	4,531,039	MSCS	3/15/2023	132,866	—
USD	99,990,158	NZD	157,383,027	SSB	3/15/2023	2,681,268	—
USD	268,096	NZD	412,808	UBS	3/15/2023	12,860	—
USD	19,808,024	SGD	26,166,003	CIBC	3/15/2023	397,252	—
USD	19,808,024	SGD	26,049,928	HUS	3/15/2023	483,360	—
USD	173,680,111	SGD	230,805,237	MSCS	3/15/2023	2,461,464	—
USD	1,177,442	SGD	1,573,063	SCB	3/15/2023	10,493	—
USD	19,808,024	SGD	26,186,999	SSB	3/15/2023	381,676	—
						$28,455,350	$(20,637,501)
WRITTEN OPTIONS
Foreign currency options
Description	Counterparty (OTC)	Currency	Exercise price	Expiration date	Notional amount*	Premium	Value
Puts
U.S. Dollar vs. Japanese Yen	GSI	USD	112.75	Apr 2023	94,670,000	$564,233	$(284)
						$564,233	$(284)
* For this type of option, notional amounts are equivalent to number of contracts.

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
28	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
BMO	Bank of Montreal
BNY	The Bank of New York Mellon
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
NAB	National Australia Bank Ltd.
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
UBS	UBS AG
At 2-28-23, the aggregate cost of investments for federal income tax purposes was $3,936,285,017. Net unrealized depreciation aggregated to $416,867,934, of which $23,033,702 related to gross unrealized appreciation and $439,901,636 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	29

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $3,848,450,630) including $57,600,269 of securities loaned	$3,445,017,506
Affiliated investments, at value (Cost $66,593,724)	66,582,012
Total investments, at value (Cost $3,915,044,354)	3,511,599,518
Unrealized appreciation on forward foreign currency contracts	28,455,350
Cash	10,442,473
Foreign currency, at value (Cost $1,365,199)	1,369,260
Collateral held at broker for futures contracts	1,130,000
Collateral segregated at custodian for OTC derivative contracts	10,970,000
Dividends and interest receivable	33,439,058
Receivable for fund shares sold	4,254,298
Receivable for investments sold	153,279,627
Receivable for securities lending income	89,798
Other assets	229,006
Total assets	3,755,258,388
Liabilities
Unrealized depreciation on forward foreign currency contracts	20,637,501
Written options, at value (Premiums received $564,233)	284
Distributions payable	159,857
Payable for investments purchased	82,252,398
Payable for delayed delivery securities purchased	6,586,425
Payable for fund shares repurchased	8,377,983
Payable upon return of securities loaned	58,849,757
Payable to affiliates
Accounting and legal services fees	321,732
Transfer agent fees	168,608
Distribution and service fees	860
Trustees’ fees	2,152
Other liabilities and accrued expenses	404,328
Total liabilities	177,761,885
Net assets	$3,577,496,503
Net assets consist of
Paid-in capital	$4,242,233,058
Total distributable earnings (loss)	(664,736,555)
Net assets	$3,577,496,503

30	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 2-28-23 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($302,199,970 ÷ 31,318,652 shares)[1]	$9.65
Class C ($34,206,001 ÷ 3,544,297 shares)[1]	$9.65
Class I ($1,520,904,277 ÷ 157,607,641 shares)	$9.65
Class R2 ($4,542,916 ÷ 470,425 shares)	$9.66
Class R6 ($155,967,125 ÷ 16,150,862 shares)	$9.66
Class NAV ($1,559,676,214 ÷ 161,696,594 shares)	$9.65
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.05

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	31

STATEMENT OF OPERATIONS For the six months ended 2-28-23 (unaudited)

Investment income
Interest	$72,445,838
Dividends	3,704,153
Dividends from affiliated investments	765,896
Securities lending	445,954
Less foreign taxes withheld	(273,264)
Total investment income	77,088,577
Expenses
Investment management fees	11,936,439
Distribution and service fees	658,454
Accounting and legal services fees	356,452
Transfer agent fees	1,102,290
Trustees’ fees	47,052
Custodian fees	360,365
State registration fees	49,648
Printing and postage	88,733
Professional fees	116,239
Other	87,304
Total expenses	14,802,976
Less expense reductions	(874,757)
Net expenses	13,928,219
Net investment income	63,160,358
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(154,998,418)
Affiliated investments	(75,839)
Futures contracts	12,464,823
Forward foreign currency contracts	11,187,332
(131,422,102)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	107,103,237
Affiliated investments	84,218
Futures contracts	(1,100,860)
Forward foreign currency contracts	(37,123,919)
Written options	1,459,039
70,421,715
Net realized and unrealized loss	(61,000,387)
Increase in net assets from operations	$2,159,971
32	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22
Increase (decrease) in net assets
From operations
Net investment income	$63,160,358	$121,302,916
Net realized gain (loss)	(131,422,102)	8,620,931
Change in net unrealized appreciation (depreciation)	70,421,715	(617,482,465)
Increase (decrease) in net assets resulting from operations	2,159,971	(487,558,618)
Distributions to shareholders
From earnings
Class A	(6,241,209)	(11,520,057)
Class C	(616,516)	(1,448,519)
Class I	(35,013,662)	(64,579,947)
Class R2	(91,054)	(166,849)
Class R6	(3,626,430)	(7,091,941)
Class NAV	(34,712,153)	(69,165,745)
Total distributions	(80,301,024)	(153,973,058)
From fund share transactions	(274,629,957)	(301,851,930)
Total decrease	(352,771,010)	(943,383,606)
Net assets
Beginning of period	3,930,267,513	4,873,651,119
End of period	$3,577,496,503	$3,930,267,513
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	33

Financial highlights
CLASS A SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$9.84	$11.37	$10.99	$10.67	$10.36	$10.93
Net investment income[2]	0.15	0.26	0.24	0.25	0.32	0.32
Net realized and unrealized gain (loss) on investments	(0.15)	(1.45)	0.40	0.28	0.30	(0.55)
Total from investment operations	—	(1.19)	0.64	0.53	0.62	(0.23)
Less distributions
From net investment income	(0.19)	(0.34)	(0.26)	(0.21)	(0.31)	(0.34)
Net asset value, end of period	$9.65	$9.84	$11.37	$10.99	$10.67	$10.36
Total return (%)[3,4]	0.07[5]	(10.66)	5.88	5.01	6.10	(2.28)
Ratios and supplemental data
Net assets, end of period (in millions)	$302	$326	$396	$332	$331	$429
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12[6]	1.11	1.10	1.12	1.11	1.09
Expenses including reductions	1.07[6]	1.06	1.07	1.09	1.08	1.06
Net investment income	3.12[6]	2.43	2.16	2.40	3.09	2.99
Portfolio turnover (%)	31	36	71	73	84	63

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
34	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$9.85	$11.37	$10.99	$10.67	$10.36	$10.93
Net investment income[2]	0.12	0.18	0.16	0.18	0.25	0.25
Net realized and unrealized gain (loss) on investments	(0.16)	(1.44)	0.40	0.27	0.29	(0.56)
Total from investment operations	(0.04)	(1.26)	0.56	0.45	0.54	(0.31)
Less distributions
From net investment income	(0.16)	(0.26)	(0.18)	(0.13)	(0.23)	(0.26)
Net asset value, end of period	$9.65	$9.85	$11.37	$10.99	$10.67	$10.36
Total return (%)[3,4]	(0.38)[5]	(11.19)	5.04	4.38	5.36	(2.97)
Ratios and supplemental data
Net assets, end of period (in millions)	$34	$43	$78	$147	$202	$284
Ratios (as a percentage of average net assets):
Expenses before reductions	1.82[6]	1.81	1.80	1.82	1.81	1.79
Expenses including reductions	1.77[6]	1.76	1.77	1.79	1.78	1.76
Net investment income	2.41[6]	1.69	1.42	1.71	2.40	2.29
Portfolio turnover (%)	31	36	71	73	84	63

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	35

CLASS I SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$9.84	$11.37	$10.99	$10.67	$10.36	$10.93
Net investment income[2]	0.16	0.29	0.28	0.29	0.35	0.35
Net realized and unrealized gain (loss) on investments	(0.14)	(1.45)	0.40	0.27	0.30	(0.55)
Total from investment operations	0.02	(1.16)	0.68	0.56	0.65	(0.20)
Less distributions
From net investment income	(0.21)	(0.37)	(0.30)	(0.24)	(0.34)	(0.37)
Net asset value, end of period	$9.65	$9.84	$11.37	$10.99	$10.67	$10.36
Total return (%)[3]	0.12[4]	(10.30)	6.10	5.42	6.41	(2.00)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,521	$1,746	$2,009	$1,961	$2,315	$3,441
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82[5]	0.81	0.80	0.82	0.82	0.79
Expenses including reductions	0.77[5]	0.76	0.77	0.79	0.79	0.76
Net investment income	3.41[5]	2.73	2.45	2.70	3.38	3.28
Portfolio turnover (%)	31	36	71	73	84	63

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
36	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$9.85	$11.38	$11.00	$10.68	$10.37	$10.94
Net investment income[2]	0.15	0.25	0.23	0.25	0.31	0.31
Net realized and unrealized gain (loss) on investments	(0.15)	(1.45)	0.40	0.27	0.30	(0.55)
Total from investment operations	—	(1.20)	0.63	0.52	0.61	(0.24)
Less distributions
From net investment income	(0.19)	(0.33)	(0.25)	(0.20)	(0.30)	(0.33)
Net asset value, end of period	$9.66	$9.85	$11.38	$11.00	$10.68	$10.37
Total return (%)[3]	0.03[4]	(10.71)	5.79	4.92	6.01	(2.36)
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$5	$6	$6	$12	$16
Ratios (as a percentage of average net assets):
Expenses before reductions	1.21[5]	1.18	1.19	1.19	1.19	1.19
Expenses including reductions	1.16[5]	1.13	1.16	1.17	1.17	1.16
Net investment income	3.03[5]	2.36	2.07	2.34	3.01	2.89
Portfolio turnover (%)	31	36	71	73	84	63

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	37

CLASS R6 SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$9.85	$11.38	$11.00	$10.67	$10.37	$10.94
Net investment income[2]	0.17	0.30	0.29	0.30	0.37	0.36
Net realized and unrealized gain (loss) on investments	(0.15)	(1.45)	0.40	0.28	0.28	(0.55)
Total from investment operations	0.02	(1.15)	0.69	0.58	0.65	(0.19)
Less distributions
From net investment income	(0.21)	(0.38)	(0.31)	(0.25)	(0.35)	(0.38)
Net asset value, end of period	$9.66	$9.85	$11.38	$11.00	$10.67	$10.37
Total return (%)[3]	0.27[4]	(10.28)	6.30	5.54	6.42	(1.89)
Ratios and supplemental data
Net assets, end of period (in millions)	$156	$173	$226	$232	$543	$1,464
Ratios (as a percentage of average net assets):
Expenses before reductions	0.72[5]	0.70	0.70	0.70	0.70	0.69
Expenses including reductions	0.67[5]	0.65	0.67	0.68	0.68	0.66
Net investment income	3.52[5]	2.83	2.55	2.82	3.55	3.42
Portfolio turnover (%)	31	36	71	73	84	63

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
38	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-23[1]	8-31-22	8-31-21	8-31-20	8-31-19	8-31-18
Per share operating performance
Net asset value, beginning of period	$9.84	$11.37	$10.99	$10.66	$10.36	$10.93
Net investment income[2]	0.17	0.30	0.29	0.30	0.36	0.36
Net realized and unrealized gain (loss) on investments	(0.15)	(1.45)	0.40	0.28	0.29	(0.55)
Total from investment operations	0.02	(1.15)	0.69	0.58	0.65	(0.19)
Less distributions
From net investment income	(0.21)	(0.38)	(0.31)	(0.25)	(0.35)	(0.38)
Net asset value, end of period	$9.65	$9.84	$11.37	$10.99	$10.66	$10.36
Total return (%)[3]	0.27[4]	(10.28)	6.31	5.56	6.54	(1.89)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,560	$1,638	$2,159	$1,982	$2,067	$1,720
Ratios (as a percentage of average net assets):
Expenses before reductions	0.71[5]	0.69	0.69	0.69	0.69	0.68
Expenses including reductions	0.66[5]	0.65	0.66	0.66	0.66	0.65
Net investment income	3.53[5]	2.84	2.57	2.83	3.45	3.41
Portfolio turnover (%)	31	36	71	73	84	63

[1]	Six months ended 2-28-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	39

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Strategic Income Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to maximize total return consisting of current income and capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
40	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2023, by major security category or type:
	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$513,890,429	—	$513,890,429	—
Foreign government obligations	812,527,671	—	812,527,671	—
Corporate bonds	1,622,237,031	—	1,622,237,031	—
Convertible bonds	93,607,214	—	93,607,214	—
Municipal bonds	15,038,186	—	15,038,186	—
Term loans	31,048,122	—	31,048,122	—
Collateralized mortgage obligations	210,081,675	—	210,081,675	—
Asset backed securities	63,278,096	—	63,278,096	—
Common stocks	12,994,378	$12,994,378	—	—
Preferred securities	70,262,687	70,262,687	—	—
Purchased options	52,017	—	52,017	—
Short-term investments	66,582,012	66,582,012	—	—
Total investments in securities	$3,511,599,518	$149,839,077	$3,361,760,441	—
Derivatives:
Assets
Forward foreign currency contracts	$28,455,350	—	$28,455,350	—
Liabilities
Forward foreign currency contracts	(20,637,501)	—	(20,637,501)	—
SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	41

	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Written options	$(284)	—	$(284)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a
42	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT

non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2023, the fund loaned securities valued at $57,600,269 and received $58,849,757 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued
SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	43

based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2023 were $7,627.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2022, the fund has a short-term capital loss carryforward of $80,655,516 and a long-term capital loss carryforward of $33,251,212 available to offset future net realized capital gains. These carryforwards do not expire.
As of August 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
44	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, contingent payment debt instruments, amortization and accretion on debt securities, and derivative transactions.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use
SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	45

of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended February 28, 2023, the fund used futures contracts to manage duration of the fund and to gain exposure to foreign currencies. The fund held futures contracts with USD notional values ranging up to $135.8 million, as measured at each quarter end. There were no open futures contracts as of February 28, 2023.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended February 28, 2023, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $2.3 billion to $4.3 billion, as measured at each quarter end.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Fund’s investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, the fund realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statement of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, the fund realizes a gain equal to the premium received.
46	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT

Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
During the six months ended February 28, 2023, the fund used purchased options contracts to manage against changes in foreign currency exchange rates. The fund held purchased options contracts with market values ranging from $52,000 to $431,300, as measured at each quarter end.
During the six months ended February 28, 2023, the fund wrote option contracts to manage against changes in foreign currency exchange rates. The fund held written option contracts with market values ranging from $300 to $2.2 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 28, 2023 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$28,455,350	$(20,637,501)
Currency	Unaffiliated investments, at value[1]	Purchased options	52,017	—
Currency	Written options, at value	Written options	—	(284)
			$28,507,367	$(20,637,785)

[1]	Purchased options are included in Fund’s investments.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2023:
	Statement of operations location - Net realized gain (loss) on:
Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Total
Interest rate	—	$12,464,823	—	$12,464,823
Currency	$(505,477)	—	$11,187,332	10,681,855
Total	$(505,477)	$12,464,823	$11,187,332	$23,146,678

[1]	Realized gain (loss) associated with purchased options is included in this caption on the Statement of operations.
SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	47

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2023:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Written options	Total
Interest rate	—	$(1,100,860)	—	—	$(1,100,860)
Currency	$88,183	—	$(37,123,919)	$1,459,039	(35,576,697)
Total	$88,183	$(1,100,860)	$(37,123,919)	$1,459,039	$(36,677,557)

[1]	Change in unrealized appreciation (depreciation) associated with purchased options is included in this caption on the Statement of operations.
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.700% of the first $500 million of the fund’s aggregate daily net assets; (b) 0.650% of the next $3 billion of the fund’s aggregate daily net assets; (c) 0.600% of the next $4 billion of the fund’s aggregate daily net assets; (d) 0.590% of the next $4.5 billion of the fund’s aggregate daily net assets; and (e) 0.575% of the fund’s aggregate daily net assets in excess of $12 billion. Aggregate net assets include the net assets of 1) the fund, 2) Strategic Income Opportunities Trust, a series of John Hancock Variable Insurance Trust and 3) Strategic Income Opportunities Fund, a sub-fund of Manulife Investment Management I PLC. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor contractually agrees to reduce its management fee (after giving effect to asset breakpoints) by an annual rate of 0.04% of the fund’s average daily net assets. This agreement expires on December 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2023, this waiver amounted to 0.01% of the fund’s average daily
48	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT

net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$73,277
Class C	8,784
Class I	383,267
Class R2	1,091
Class	Expense reduction
Class R6	$38,780
Class NAV	369,558
Total	$874,757

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2023, were equivalent to a net annual effective rate of 0.60% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $47,925 for the six months ended February 28, 2023. Of this amount, $7,297 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $40,628 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2023, CDSCs received by the Distributor amounted to $1,286 and $547 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing
SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	49

recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$462,300	$172,298
Class C	184,912	20,636
Class I	—	901,851
Class R2	11,242	205
Class R6	—	7,300
Total	$658,454	$1,102,290
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2023 and for the year ended August 31, 2022 were as follows:
	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,140,789	$20,745,891	5,455,974	$58,249,102
Distributions reinvested	627,000	6,033,924	1,056,296	11,140,808
Repurchased	(4,569,801)	(44,158,564)	(8,190,724)	(86,578,150)
Net decrease	(1,802,012)	$(17,378,749)	(1,678,454)	$(17,188,240)
Class C shares
Sold	220,035	$2,138,624	209,073	$2,243,713
Distributions reinvested	62,568	601,843	131,541	1,394,405
Repurchased	(1,061,877)	(10,264,626)	(2,855,634)	(30,346,366)
Net decrease	(779,274)	$(7,524,159)	(2,515,020)	$(26,708,248)
Class I shares
Sold	20,406,038	$198,073,877	61,066,568	$642,932,832
Distributions reinvested	3,545,651	34,116,372	5,927,420	62,449,060
Repurchased	(43,681,757)	(421,779,383)	(66,348,708)	(700,227,515)
Net increase (decrease)	(19,730,068)	$(189,589,134)	645,280	$5,154,377
50	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT

	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	25,524	$246,798	98,009	$1,056,712
Distributions reinvested	9,231	88,934	15,496	163,356
Repurchased	(62,751)	(611,923)	(99,333)	(1,035,004)
Net increase (decrease)	(27,996)	$(276,191)	14,172	$185,064
Class R6 shares
Sold	1,613,220	$15,723,866	4,743,666	$50,603,752
Distributions reinvested	373,800	3,600,654	668,556	7,064,924
Repurchased	(3,391,462)	(32,861,278)	(7,716,693)	(82,389,216)
Net decrease	(1,404,442)	$(13,536,758)	(2,304,471)	$(24,720,540)
Class NAV shares
Sold	1,787,903	$17,318,266	4,356,965	$46,472,779
Distributions reinvested	3,606,782	34,712,153	6,552,363	69,165,745
Repurchased	(10,158,082)	(98,355,385)	(34,425,871)	(354,212,867)
Net decrease	(4,763,397)	$(46,324,966)	(23,516,543)	$(238,574,343)
Total net decrease	(28,507,189)	$(274,629,957)	(29,355,036)	$(301,851,930)
Affiliates of the fund owned 4% and 89% of shares of Class R6 and Class NAV, respectively on February 28, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $870,627,419 and $1,284,621,994, respectively, for the six months ended February 28, 2023. Purchases and sales of U.S. Treasury obligations aggregated $252,905,278 and $110,737,488, respectively, for the six months ended February 28, 2023.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2023, funds within the John Hancock group of funds complex held 38.7% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	15.3%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	7.1%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	5.4%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	5.1%
SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	51

Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	6,661,199	$135,402,725	$641,430,831	$(710,259,923)	$(75,839)	$84,218	$1,211,850	—	$66,582,012

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate and these effects could be experienced until the permanent cessation of the majority of U.S. LIBOR rates in 2023. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR maturities, including some U.S. LIBOR maturities, on December 31, 2021, and is expected to cease publishing the remaining and most liquid U.S. LIBOR maturities on June 30, 2023. It is expected that market participants have or will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. Additionally, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate ("SOFR"), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will adopt alternative rates such as SOFR or otherwise amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. Uncertainty and risk remain regarding the willingness and ability of issuers and lenders to include alternative rates and revised provisions in new and existing contracts or instruments. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
Note 11—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference
52	JOHN HANCOCK Strategic Income Opportunities Fund | SEMIANNUAL REPORT

rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	53

SPECIAL SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Friday, September 9, 2022. The following proposals were considered by the shareholders:
Proposal 1:  To elect eight Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON September 9, 2022.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	4,554,825,588.937	109,369,198.953
Noni L. Ellison	4,545,310,789.674	118,883,998.216
Dean C. Garfield	4,542,518,756.422	121,676,031.468
Patricia Lizarraga	4,547,597,042.403	116,597,745.487
Frances G. Rathke	4,553,474,902.143	110,719,885.747

Non-Independent Trustees
Andrew G. Arnott	4,548,263,383.010	115,931,404.880
Marianne Harrison	4,552,282,391.834	111,912,396.056
Paul Lorentz	4,546,227,532.263	117,967,255.627
Proposal 2: To approve an amendment to the Declaration of Trust revising merger approval requirements.
THE PROPOSAL PASSED ON September 9, 2022.
	Shares voted	% Of shares voted	% Of outstanding shares
For	4,061,202,897.967	87.072%	64.635%
Against	75,620,339.593	1.622%	1.203%
Abstain/Withheld	92,916,059.460	1.992%	1.478%
Broker Non-Vote	434,455,490.870	9.314%	6.914%
54	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Christopher M. Chapman, CFA
Thomas C. Goggins
Daniel S. Janis III1
Bradley L. Lutz, CFA
Kisoo Park
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
1 Mr. Janis retired effective March 15, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	55

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
Johh Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2780227	356SA 2/23
4/2023

Semiannual report
John Hancock
Funds II
February 28, 2023

John Hancock Funds II
Semiannual report —table of contents

Funds	Portfolio of investments
Capital Appreciation Fund	6
Capital Appreciation Value Fund	7
Core Bond Fund	17
Health Sciences Fund	28
High Yield Fund	30
Funds	Portfolio of investments
International Strategic Equity Allocation Fund	38
Mid Value Fund	62
Science & Technology Fund	64
U.S. Sector Rotation Fund	65

2

John Hancock Funds II
Sector, industry or portfolio composition

Capital Appreciation Fund
Sector Composition (% of net assets)
Information technology	38.9
Consumer discretionary	25.2
Health care	13.7
Communication services	9.2
Consumer staples	4.0
Financials	2.9
Industrials	2.5
Energy	1.7
Real estate	1.4
Short-term investments and other	0.5
Capital Appreciation Value Fund
Portfolio Composition (% of net assets)
Common stocks	65.8
Term loans	12.3
Corporate bonds	9.5
U.S. Government	9.0
Preferred securities	0.5
Short-term investments and other	2.9
Core Bond Fund
Portfolio Composition (% of total investments)
U.S. Government Agency	26.9
U.S. Government	25.8
Corporate bonds	24.2
Asset backed securities	10.1
Collateralized mortgage obligations	8.7
Foreign government obligations	0.8
Municipal bonds	0.2
Short-term investments	3.3
Health Sciences Fund
Industry Composition (% of net assets)
Biotechnology	29.7
Health care providers and services	19.6
Life sciences tools and services	16.8
Pharmaceuticals	16.6
Health care equipment and supplies	15.2
Health care technology	1.0
Chemicals	0.1
Specialty retail	0.1
Short-term investments and other	0.9
High Yield Fund
Portfolio Composition (% of net assets)
Corporate bonds	82.4
Asset backed securities	7.4
Term loans	5.8
Convertible bonds	0.7
Common stocks	0.6
Foreign government obligations	0.4
Preferred securities	0.3
Short-term investments and other	2.4
International Strategic Equity Allocation Fund
Sector Composition (% of net assets)
Financials	20.1
Industrials	11.4
Consumer discretionary	10.4
Information technology	9.0
Health care	8.8
Consumer staples	8.5
Materials	8.2
Energy	6.6
Communication services	5.5
Utilities	2.9
Real estate	2.0
Short-term investments and other	6.6
Mid Value Fund
Sector Composition (% of net assets)
Financials	14.9
Industrials	14.4
Health care	10.4
Consumer discretionary	8.8
Energy	8.6
Information technology	8.4
Consumer staples	7.2
Materials	6.6
Real estate	5.9
Utilities	5.3
Communication services	4.9
Short-term investments and other	4.6
Science & Technology Fund
Sector Composition (% of net assets)
Information technology	59.0
Consumer discretionary	22.2
Communication services	14.3
Real estate	0.3
Health care	0.3
Short-term investments and other	3.9
U.S. Sector Rotation Fund
Sector Composition (% of net assets)
Information technology	26.7
Health care	15.0
Financials	10.7
Consumer discretionary	10.3
Industrials	7.7
Communication services	7.5
Consumer staples	7.0
Energy	5.6
Utilities	2.6
Materials	2.5
Real estate	2.5
Short-term investments and other	1.9
Notes about risk
The funds are subject to various risks as described in the funds' prospectuses. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, see the funds’ prospectuses.

John Hancock Funds II
Shareholder expense example

As a shareholder of John Hancock Funds II, you incur ongoing costs, such as management fees, distribution (Rule 12b-1) fees and other expenses.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2022 through February 28, 2023).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Account value on 9-1-2022	Ending value on 2-28-2023	Expenses paid during period ended 2-28-2023[1]	Annualized expense ratio
Capital Appreciation Fund
Class 1	Actual expenses/actual returns	$1,000.00	$982.30	$3.93	0.80%
	Hypothetical example	1,000.00	1,020.80	4.01	0.80%
Class NAV	Actual expenses/actual returns	1,000.00	982.50	3.69	0.75%
	Hypothetical example	1,000.00	1,021.10	3.76	0.75%
Capital Appreciation Value Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,014.70	$4.20	0.84%
	Hypothetical example	1,000.00	1,020.60	4.21	0.84%
Core Bond Fund
Class 1	Actual expenses/actual returns	$1,000.00	$980.30	$3.29	0.67%
	Hypothetical example	1,000.00	1,021.50	3.36	0.67%
Class NAV	Actual expenses/actual returns	1,000.00	980.60	3.04	0.62%
	Hypothetical example	1,000.00	1,021.70	3.11	0.62%
Health Sciences Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,005.30	$4.72	0.95%
	Hypothetical example	1,000.00	1,020.10	4.76	0.95%
High Yield Fund
Class 1	Actual expenses/actual returns	$1,000.00	$1,025.30	$4.27	0.85%
	Hypothetical example	1,000.00	1,020.60	4.26	0.85%
International Strategic Equity Allocation Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,073.00	$2.88	0.56%
	Hypothetical example	1,000.00	1,022.00	2.81	0.56%
Mid Value Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,111.10	$4.55	0.87%
	Hypothetical example	1,000.00	1,020.50	4.36	0.87%
Science & Technology Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,077.00	$5.36	1.04%
	Hypothetical example	1,000.00	1,019.60	5.21	1.04%

John Hancock Funds II
Shareholder expense example

		Account value on 9-1-2022	Ending value on 2-28-2023	Expenses paid during period ended 2-28-2023[1]	Annualized expense ratio
U.S. Sector Rotation Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,006.20	$2.69	0.54%
	Hypothetical example	1,000.00	1,022.10	2.71	0.54%
[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 98.8%
Communication services – 9.2%
Entertainment – 2.1%
Netflix, Inc. (A)	64,854	$20,891,419
ROBLOX Corp., Class A (A)	167,361	6,132,107
		27,023,526
Interactive media and services – 5.3%
Alphabet, Inc., Class A (A)	318,735	28,705,274
Alphabet, Inc., Class C (A)	313,463	28,305,709
Meta Platforms, Inc., Class A (A)	70,564	12,344,466
		69,355,449
Media – 0.5%
The Trade Desk, Inc., Class A (A)	118,039	6,605,462
Wireless telecommunication services – 1.3%
T-Mobile US, Inc. (A)	123,476	17,555,818
		120,540,255
Consumer discretionary – 24.5%
Automobiles – 4.7%
Tesla, Inc. (A)	298,248	61,352,596
Hotels, restaurants and leisure – 3.4%
Airbnb, Inc., Class A (A)	111,160	13,703,805
Chipotle Mexican Grill, Inc. (A)	4,803	7,161,657
Marriott International, Inc., Class A	82,133	13,900,189
McDonald's Corp.	35,214	9,293,327
		44,058,978
Internet and direct marketing retail – 6.5%
Amazon.com, Inc. (A)	651,217	61,364,178
MercadoLibre, Inc. (A)	20,033	24,440,260
		85,804,438
Specialty retail – 4.2%
O'Reilly Automotive, Inc. (A)	17,685	14,680,319
The Home Depot, Inc.	58,550	17,362,417
The TJX Companies, Inc.	241,293	18,483,044
Ulta Beauty, Inc. (A)	7,773	4,032,632
		54,558,412
Textiles, apparel and luxury goods – 5.7%
Lululemon Athletica, Inc. (A)	65,105	20,130,466
LVMH Moet Hennessy Louis Vuitton SE	49,733	41,344,350
NIKE, Inc., Class B	111,332	13,225,128
		74,699,944
		320,474,368
Consumer staples – 4.0%
Food and staples retailing – 2.2%
Costco Wholesale Corp.	59,473	28,795,637
Personal products – 1.8%
L'Oreal SA	39,813	15,736,996
The Estee Lauder Companies, Inc., Class A	31,782	7,724,615
		23,461,611
		52,257,248
Energy – 1.7%
Energy equipment and services – 1.7%
Schlumberger, Ltd.	412,574	21,953,063
Financials – 2.9%
Capital markets – 2.9%
Moody's Corp.	20,640	5,988,696
S&P Global, Inc.	53,714	18,327,217
The Goldman Sachs Group, Inc.	40,197	14,135,275
		38,451,188
Capital Appreciation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care – 13.7%
Biotechnology – 1.4%
Vertex Pharmaceuticals, Inc. (A)	60,493	$17,560,513
Health care equipment and supplies – 2.5%
Abbott Laboratories	62,946	6,402,867
DexCom, Inc. (A)	114,452	12,705,317
Intuitive Surgical, Inc. (A)	61,301	14,061,836
		33,170,020
Health care providers and services – 1.8%
UnitedHealth Group, Inc.	50,482	24,026,403
Life sciences tools and services – 2.2%
Danaher Corp.	71,891	17,795,179
Thermo Fisher Scientific, Inc.	20,841	11,290,820
		29,085,999
Pharmaceuticals – 5.8%
AstraZeneca PLC, ADR	194,002	12,645,050
Eli Lilly & Company	111,002	34,546,042
Novo Nordisk A/S, ADR	202,684	28,576,417
		75,767,509
		179,610,444
Industrials – 2.5%
Aerospace and defense – 0.6%
Northrop Grumman Corp.	17,233	7,998,008
Road and rail – 1.9%
Uber Technologies, Inc. (A)	766,324	25,487,936
		33,485,944
Information technology – 38.9%
IT services – 8.8%
Adyen NV (A)(B)	10,557	14,963,801
Mastercard, Inc., Class A	108,482	38,542,570
Snowflake, Inc., Class A (A)	98,366	15,185,743
Visa, Inc., Class A	213,134	46,876,692
		115,568,806
Semiconductors and semiconductor equipment – 11.7%
Advanced Micro Devices, Inc. (A)	223,048	17,527,112
ASML Holding NV, NYRS	29,095	17,972,854
Broadcom, Inc.	44,981	26,731,758
NVIDIA Corp.	390,986	90,771,310
		153,003,034
Software – 12.0%
Adobe, Inc. (A)	54,361	17,610,246
Atlassian Corp., Class A (A)	80,528	13,233,166
Cadence Design Systems, Inc. (A)	47,430	9,151,144
Crowdstrike Holdings, Inc., Class A (A)	79,923	9,645,907
Microsoft Corp.	371,765	92,725,628
salesforce.com, Inc. (A)	92,819	15,186,117
		157,552,208
Technology hardware, storage and peripherals – 6.4%
Apple, Inc.	565,890	83,417,845
		509,541,893
Real estate – 1.4%
Equity real estate investment trusts – 1.4%
American Tower Corp.	91,524	18,122,667
TOTAL COMMON STOCKS (Cost $712,812,562)		$1,294,437,070
PREFERRED SECURITIES – 0.7%
Consumer discretionary – 0.7%
Automobiles – 0.7%
Dr. Ing. h.c. F. Porsche AG (A)(C)	77,284	9,313,820
TOTAL PREFERRED SECURITIES (Cost $6,249,368)		$9,313,820

The accompanying notes are an integral part of the financial statements.	6

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 0.6%
Short-term funds – 0.6%
John Hancock Collateral Trust, 4.5832% (D)(E)	280,107	$2,799,807
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.4192% (D)	5,009,734	5,009,734
TOTAL SHORT-TERM INVESTMENTS (Cost $7,809,568)		$7,809,541
Total Investments (Capital Appreciation Fund) (Cost $726,871,498) – 100.1%		$1,311,560,431
Other assets and liabilities, net – (0.1%)		(1,941,070)
TOTAL NET ASSETS – 100.0%		$1,309,619,361
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 2-28-23.
(D)	The rate shown is the annualized seven-day yield as of 2-28-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Capital Appreciation Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 65.8%
Communication services – 2.2%
Interactive media and services – 2.2%
Alphabet, Inc., Class A (A)(B)	214,061	$19,278,334
Meta Platforms, Inc., Class A (B)	37,874	6,625,678
		25,904,012
Consumer discretionary – 5.0%
Auto components – 0.1%
Mobileye Global, Inc., Class A (B)(C)	17,334	684,866
Hotels, restaurants and leisure – 2.6%
Hilton Worldwide Holdings, Inc. (A)	40,300	5,823,753
McDonald's Corp. (A)	4,500	1,187,595
Starbucks Corp. (A)	25,200	2,572,668
Yum! Brands, Inc. (A)	167,164	21,256,574
		30,840,590
Internet and direct marketing retail – 2.3%
Amazon.com, Inc. (A)(B)	297,134	27,998,937
Multiline retail – 0.0%
Dollar General Corp. (A)	2,600	562,380
		60,086,773
Consumer staples – 1.9%
Beverages – 1.0%
Keurig Dr. Pepper, Inc.	127,972	4,421,433
PepsiCo, Inc. (A)	28,700	4,980,311
The Coca-Cola Company (A)	42,175	2,509,834
		11,911,578
Food and staples retailing – 0.2%
Walmart, Inc. (A)	21,600	3,070,008
Food products – 0.3%
Mondelez International, Inc., Class A	37,900	2,470,322
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
The Hershey Company (A)	2,894	$689,698
		3,160,020
Household products – 0.4%
Colgate-Palmolive Company (A)	24,300	1,781,190
The Procter & Gamble Company	21,700	2,985,052
		4,766,242
		22,907,848
Energy – 1.4%
Oil, gas and consumable fuels – 1.4%
ConocoPhillips	29,107	3,008,208
EOG Resources, Inc.	82,990	9,379,530
Pioneer Natural Resources Company	22,640	4,537,282
		16,925,020
Financials – 6.6%
Banks – 2.5%
The PNC Financial Services Group, Inc.	194,087	30,650,219
Capital markets – 3.4%
CME Group, Inc. (A)	3,670	680,271
Intercontinental Exchange, Inc.	235,409	23,964,636
KKR & Company, Inc.	218,062	12,287,794
S&P Global, Inc. (A)	9,778	3,336,254
		40,268,955
Insurance – 0.7%
Marsh & McLennan Companies, Inc. (A)	52,322	8,483,489
		79,402,663
Health care – 16.8%
Biotechnology – 1.6%
AbbVie, Inc.	123,900	19,068,210
Karuna Therapeutics, Inc. (B)	1,036	206,599
		19,274,809
Health care equipment and supplies – 5.1%
Alcon, Inc.	163,749	11,164,859
Baxter International, Inc.	115,127	4,599,324
Becton, Dickinson and Company (A)	81,851	19,198,152
GE HealthCare Technologies, Inc. (B)	123,936	9,419,136
Stryker Corp. (A)	17,973	4,724,742
Teleflex, Inc.	52,243	12,445,850
		61,552,063
Health care providers and services – 2.9%
UnitedHealth Group, Inc.	71,528	34,043,036
Life sciences tools and services – 6.5%
Avantor, Inc. (B)	689,925	16,813,472
Danaher Corp.	82,129	20,329,391
PerkinElmer, Inc.	155,451	19,364,531
Thermo Fisher Scientific, Inc.	38,962	21,108,053
		77,615,447
Pharmaceuticals – 0.7%
Eli Lilly & Company	19,559	6,087,152
Johnson & Johnson (A)	18,100	2,774,006
		8,861,158
		201,346,513
Industrials – 8.1%
Commercial services and supplies – 1.6%
Aurora Innovation, Inc. (B)(C)	886,770	1,383,361
Waste Connections, Inc.	126,626	16,957,754

The accompanying notes are an integral part of the financial statements.	7

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Waste Management, Inc. (A)	2,953	$442,241
		18,783,356
Industrial conglomerates – 0.6%
General Electric Company (A)	88,550	7,501,071
Machinery – 3.5%
Fortive Corp.	360,837	24,053,394
Ingersoll Rand, Inc. (A)	309,604	17,978,704
		42,032,098
Professional services – 2.4%
Equifax, Inc.	57,323	11,609,627
TransUnion (A)	260,523	17,046,020
		28,655,647
		96,972,172
Information technology – 18.1%
Electronic equipment, instruments and components – 2.1%
TE Connectivity, Ltd.	81,610	10,390,585
Teledyne Technologies, Inc. (B)	33,767	14,522,174
		24,912,759
IT services – 1.4%
Mastercard, Inc., Class A (A)	24,446	8,685,419
Visa, Inc., Class A (A)	35,696	7,850,978
		16,536,397
Semiconductors and semiconductor equipment – 3.6%
NVIDIA Corp.	45,214	10,496,882
NXP Semiconductors NV (A)	115,713	20,652,456
Texas Instruments, Inc. (A)	68,535	11,750,326
		42,899,664
Software – 8.0%
Black Knight, Inc. (B)	103,361	6,160,316
Microsoft Corp. (A)	257,341	64,185,990
Roper Technologies, Inc.	34,707	14,930,951
salesforce.com, Inc. (A)(B)	62,046	10,151,346
		95,428,603
Technology hardware, storage and peripherals – 3.0%
Apple, Inc.	248,400	36,616,644
		216,394,067
Materials – 1.0%
Chemicals – 1.0%
Linde PLC	34,906	12,160,203
Utilities – 4.7%
Electric utilities – 2.4%
American Electric Power Company, Inc. (A)	7,680	675,610
Duke Energy Corp.	10,720	1,010,467
Exelon Corp.	298,666	12,063,120
Xcel Energy, Inc.	237,200	15,316,004
		29,065,201
Multi-utilities – 2.3%
Ameren Corp.	221,207	18,296,031
DTE Energy Company	37,181	4,079,128
Public Service Enterprise Group, Inc. (A)	73,400	4,435,562
		26,810,721
		55,875,922
TOTAL COMMON STOCKS (Cost $750,782,506)		$787,975,193
PREFERRED SECURITIES – 0.5%
Financials – 0.0%
Capital markets – 0.0%
The Charles Schwab Corp., 5.950%	8,000	199,920
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Utilities – 0.5%
Electric utilities – 0.1%
SCE Trust IV, 5.375% (5.375% to 9-15-25, then 3 month LIBOR + 3.132%)	43,502	$875,695
Multi-utilities – 0.4%
CMS Energy Corp., 5.875%	79,106	1,942,843
CMS Energy Corp., 5.875%	92,989	2,272,651
NiSource, Inc., 6.500% (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	14,343	360,153
		4,575,647
		5,451,342
TOTAL PREFERRED SECURITIES (Cost $5,948,500)		$5,651,262
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 9.0%
U.S. Government – 9.0%
U.S. Treasury Notes
2.750%, 08/15/2032	$60,557,000	55,031,174
4.125%, 11/15/2032	51,741,400	52,566,029
		107,597,203
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $109,008,394)		$107,597,203
CORPORATE BONDS - 9.5%
Communication services - 1.4%
Altice France Holding SA 10.500%, 05/15/2027 (D)	1,940,000	1,602,304
CCO Holdings LLC
5.000%, 02/01/2028 (D)	6,912,000	6,264,000
5.125%, 05/01/2027 (D)	8,203,000	7,589,990
5.500%, 05/01/2026 (D)	325,000	313,625
Lamar Media Corp.
3.625%, 01/15/2031	120,000	98,836
3.750%, 02/15/2028	754,000	667,450
4.875%, 01/15/2029	137,000	126,472
Live Nation Entertainment, Inc. 4.875%, 11/01/2024 (D)	90,000	87,300
		16,749,977
Consumer discretionary - 3.2%
Cedar Fair LP
5.250%, 07/15/2029	2,169,000	1,978,460
5.375%, 04/15/2027	2,413,000	2,305,145
5.500%, 05/01/2025 (D)	1,606,000	1,586,390
6.500%, 10/01/2028	2,237,000	2,167,094
Clarios Global LP
6.250%, 05/15/2026 (D)	689,000	676,254
6.750%, 05/15/2025 (D)	539,000	535,837
8.500%, 05/15/2027 (D)	1,465,000	1,456,630
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (D)	1,119,000	918,688
3.750%, 05/01/2029 (D)	741,000	642,484
4.000%, 05/01/2031 (D)	937,000	797,312
4.875%, 01/15/2030	731,000	670,693
5.375%, 05/01/2025 (D)	285,000	281,422
5.750%, 05/01/2028 (D)	376,000	364,646
Hilton Worldwide Finance LLC 4.875%, 04/01/2027	379,000	361,407
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (D)	3,513,000	3,337,350
Life Time, Inc. 5.750%, 01/15/2026 (D)	1,560,000	1,494,558
Mattel, Inc.
3.375%, 04/01/2026 (D)	196,000	179,830

The accompanying notes are an integral part of the financial statements.	8

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Mattel, Inc. (continued)
3.750%, 04/01/2029 (D)	$418,000	$361,570
5.875%, 12/15/2027 (D)	150,000	146,483
Service Corp. International 3.375%, 08/15/2030	669,000	543,563
Six Flags Entertainment Corp.
4.875%, 07/31/2024 (D)	5,138,000	5,048,085
5.500%, 04/15/2027 (D)	3,022,000	2,853,856
Six Flags Theme Parks, Inc. 7.000%, 07/01/2025 (D)	1,069,000	1,080,331
Vail Resorts, Inc. 6.250%, 05/15/2025 (D)	276,000	275,257
Yum! Brands, Inc.
3.625%, 03/15/2031	893,000	748,450
4.625%, 01/31/2032	1,958,000	1,730,755
4.750%, 01/15/2030 (D)	1,011,000	921,274
5.350%, 11/01/2043	2,072,000	1,731,332
5.375%, 04/01/2032	1,942,000	1,799,245
6.875%, 11/15/2037	1,011,000	1,051,052
		38,045,453
Financials - 2.2%
Acrisure LLC 7.000%, 11/15/2025 (D)	1,011,000	944,804
Alliant Holdings Intermediate LLC
4.250%, 10/15/2027 (D)	375,000	331,026
5.875%, 11/01/2029 (D)	609,000	508,990
6.750%, 10/15/2027 to 04/15/2028 (D)	6,081,000	5,809,511
AmWINS Group, Inc. 4.875%, 06/30/2029 (D)	570,000	484,103
BroadStreet Partners, Inc. 5.875%, 04/15/2029 (D)	496,000	427,013
HUB International, Ltd.
5.625%, 12/01/2029 (D)	695,000	596,452
7.000%, 05/01/2026 (D)	9,762,000	9,596,442
Intercontinental Exchange, Inc.
4.000%, 09/15/2027	167,000	162,400
4.350%, 06/15/2029	50,000	48,415
MSCI, Inc.
3.250%, 08/15/2033 (D)	456,000	359,570
3.625%, 09/01/2030 to 11/01/2031 (D)	1,737,000	1,468,951
3.875%, 02/15/2031 (D)	620,000	533,622
4.000%, 11/15/2029 (D)	823,000	728,437
Ryan Specialty Group LLC 4.375%, 02/01/2030 (D)	80,000	68,397
USI, Inc. 6.875%, 05/01/2025 (D)	3,926,000	3,857,292
		25,925,425
Health care - 0.9%
Avantor Funding, Inc.
3.875%, 11/01/2029 (D)	2,020,000	1,747,300
4.625%, 07/15/2028 (D)	2,468,000	2,270,560
Charles River Laboratories International, Inc.
3.750%, 03/15/2029 (D)	795,000	690,219
4.000%, 03/15/2031 (D)	441,000	377,346
4.250%, 05/01/2028 (D)	170,000	153,376
Hadrian Merger Sub, Inc. 8.500%, 05/01/2026 (D)	1,686,000	1,382,520
Hologic, Inc. 3.250%, 02/15/2029 (D)	609,000	525,141
IQVIA, Inc. 5.000%, 05/15/2027 (D)	950,000	903,897
PRA Health Sciences, Inc. 2.875%, 07/15/2026 (D)	436,000	387,406
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Surgery Center Holdings, Inc. 10.000%, 04/15/2027 (D)	$808,000	$822,152
Teleflex, Inc.
4.250%, 06/01/2028 (D)	145,000	130,876
4.625%, 11/15/2027	952,000	897,926
		10,288,719
Industrials - 1.4%
Booz Allen Hamilton, Inc.
3.875%, 09/01/2028 (D)	692,000	614,316
4.000%, 07/01/2029 (D)	416,000	364,944
Delta Air Lines, Inc. 4.750%, 10/20/2028 (D)	925,000	878,487
General Electric Company 8.099%, (3 month LIBOR + 3.330%), 06/15/2023 (E)(F)	4,591,000	4,584,942
GFL Environmental, Inc.
4.375%, 08/15/2029 (D)	294,000	254,510
4.750%, 06/15/2029 (D)	261,000	232,107
Howmet Aerospace, Inc.
3.000%, 01/15/2029	550,000	472,313
5.900%, 02/01/2027	83,000	82,632
Korn Ferry 4.625%, 12/15/2027 (D)	480,000	444,157
Lennox International, Inc. 3.000%, 11/15/2023	510,000	501,136
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (D)	1,282,500	1,282,500
Sensata Technologies BV
4.000%, 04/15/2029 (D)	1,016,000	896,082
5.000%, 10/01/2025 (D)	700,000	681,007
5.625%, 11/01/2024 (D)	415,000	410,591
5.875%, 09/01/2030 (D)	427,000	404,886
Sensata Technologies, Inc.
3.750%, 02/15/2031 (D)	796,000	663,563
4.375%, 02/15/2030 (D)	322,000	284,959
TransDigm UK Holdings PLC 6.875%, 05/15/2026	550,000	538,698
TransDigm, Inc.
5.500%, 11/15/2027	698,000	642,711
6.250%, 03/15/2026 (D)	1,025,000	1,011,415
6.375%, 06/15/2026	145,000	140,625
United Airlines 2012-1 Class A Pass Through Trust 4.150%, 04/11/2024	708,122	693,445
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	25,757	25,574
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	124,515	119,602
US Airways 2013-1 Class A Pass Through Trust 3.950%, 11/15/2025	288,490	271,319
		16,496,521
Information technology - 0.2%
Black Knight InfoServ LLC 3.625%, 09/01/2028 (D)	264,000	228,360
Clarivate Science Holdings Corp.
3.875%, 07/01/2028 (D)	299,000	258,018
4.875%, 07/01/2029 (D)	220,000	190,080
Crowdstrike Holdings, Inc. 3.000%, 02/15/2029	150,000	126,340
Entegris Escrow Corp. 4.750%, 04/15/2029 (D)	1,122,000	1,020,159

The accompanying notes are an integral part of the financial statements.	9

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Gartner, Inc.
3.625%, 06/15/2029 (D)	$763,000	$659,789
3.750%, 10/01/2030 (D)	333,000	281,934
4.500%, 07/01/2028 (D)	165,000	151,474
PTC, Inc. 4.000%, 02/15/2028 (D)	99,000	89,932
		3,006,086
Real estate - 0.2%
SBA Communications Corp.
3.125%, 02/01/2029	1,256,000	1,037,079
3.875%, 02/15/2027	1,515,000	1,371,066
SBA Tower Trust 6.599%, 01/15/2028 (D)	68,000	70,189
		2,478,334
Utilities - 0.0%
NiSource, Inc. 5.650%, (5.650% to 6-15-23, then 5 Year CMT + 2.843%), 06/15/2023 (E)	687,000	665,961
TOTAL CORPORATE BONDS (Cost $117,259,714)		$113,656,476
CONVERTIBLE BONDS - 0.0%
Communication services - 0.0%
Spotify USA, Inc. 6.642%, 03/15/2026 (G)	1,127,000	924,140
TOTAL CONVERTIBLE BONDS (Cost $1,016,583)		$924,140
TERM LOANS (H) – 12.3%
Communication services – 0.1%
Charter Communications Operating LLC, 2019 Term Loan B1 (1 month LIBOR + 1.750%) 6.368%, 04/30/2025	592,991	592,102
Charter Communications Operating LLC, 2019 Term Loan B2 (1 month LIBOR + 1.750%) 6.368%, 02/01/2027	895,762	887,252
SBA Senior Finance II LLC, 2018 Term Loan B (1 month LIBOR + 1.750%) 6.410%, 04/11/2025	225,486	225,017
		1,704,371
Consumer discretionary – 0.6%
Hilton Worldwide Finance LLC, 2019 Term Loan B2 (1 month SOFR + 1.750%) 6.455%, 06/22/2026	591,271	590,136
IRB Holding Corp., 2022 Term Loan B (1 month SOFR + 3.000%) 7.687%, 12/15/2027	3,711,081	3,660,054
IRB Holding Corp., 2023 Term Loan B3 TBD 12/15/2027 (I)	1,467,442	1,447,265
Life Time, Inc., 2021 Term Loan B (1 month LIBOR + 4.750%) 9.385%, 12/16/2024	371,162	370,605
Woof Holdings, Inc., 1st Lien Term Loan (1 month LIBOR + 3.750%) 8.342%, 12/21/2027	604,238	578,557
		6,646,617
Consumer staples – 0.3%
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3 (3 month LIBOR + 3.750%) 8.480%, 10/01/2026	3,805,292	3,696,423
Financials – 4.9%
Alliant Holdings Intermediate LLC, 2021 Term Loan B4 (1 month LIBOR + 3.500%) 8.092%, 11/06/2027	5,805,958	5,731,177
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (H)(continued)
Financials (continued)
Alliant Holdings Intermediate LLC, 2023 Term Loan B5 TBD 11/05/2027 (I)	$2,038,114	2,010,090
BroadStreet Partners, Inc., 2020 Term Loan B TBD 01/27/2027 (I)	50,514	49,788
Howden Group Holdings, Ltd., 2021 Term Loan B (1 month LIBOR + 3.250%) 7.938%, 11/12/2027	4,880,696	4,801,384
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 3.000%) 7.817%, 04/25/2025	20,943,068	20,873,955
HUB International, Ltd., 2021 Term Loan B (3 month LIBOR + 3.250%) 8.057%, 04/25/2025	13,465,943	13,437,395
HUB International, Ltd., 2022 Term Loan B (3 month SOFR + 4.000%) 8.728%, 11/10/2029	1,163,210	1,161,465
Ryan Specialty Group LLC, Term Loan (1 month SOFR + 3.000%) 7.718%, 09/01/2027	1,007,857	1,004,712
USI, Inc., 2019 Incremental Term Loan B (3 month LIBOR + 3.250%) 7.980%, 12/02/2026	5,050,300	5,038,381
USI, Inc., 2022 Incremental Term Loan (3 month SOFR + 3.750%) 8.330%, 11/22/2029	4,319,697	4,307,083
		58,415,430
Health care – 2.1%
ADMI Corp., 2018 Term Loan B (1 month LIBOR + 3.000%) 7.635%, 04/30/2025	519,308	496,266
ADMI Corp., 2021 Incremental Term Loan B3 (1 month LIBOR + 3.750%) 8.385%, 12/23/2027	3,194,334	2,958,752
ADMI Corp., 2021 Term Loan B2 (1 month LIBOR + 3.375%) 8.010%, 12/23/2027	1,923,456	1,778,389
athenahealth, Inc., 2022 Term Loan B (1 month SOFR + 3.500%) 8.061%, 02/15/2029	4,390,793	4,050,507
Avantor Funding, Inc., 2021 Term Loan B5 (1 month LIBOR + 2.250%) 6.885%, 11/08/2027	1,040,842	1,038,531
Eyecare Partners LLC, 2020 Term Loan (3 month LIBOR + 3.750%) 8.480%, 02/18/2027	166,437	138,507
Heartland Dental LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.750%) 8.385%, 04/30/2025	4,270,326	4,028,583
Heartland Dental LLC, 2021 Incremental Term Loan (1 month LIBOR + 4.000%) 8.635%, 04/30/2025	571,868	540,656
Loire Finco Luxembourg Sarl, 2021 USD Term Loan B2 (1 month LIBOR + 3.500%) 8.135%, 04/21/2027	558,479	531,951
Loire Finco Luxembourg Sarl, Term Loan (1 month LIBOR + 3.000%) 7.635%, 04/21/2027	3,148,146	3,010,415
Medline Borrower LP, USD Term Loan B (1 month LIBOR + 3.250%) 7.885%, 10/23/2028	3,388,424	3,264,171
PetVet Care Centers LLC, 2018 1st Lien Term Loan (1 month LIBOR + 2.750%) 7.385%, 02/14/2025	351,244	332,716
PetVet Care Centers LLC, 2018 2nd Lien Term Loan (1 month LIBOR + 6.250%) 10.885%, 02/13/2026	25,000	22,281

The accompanying notes are an integral part of the financial statements.	10

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
		Shares or Principal Amount	Value
TERM LOANS (H)(continued)
Health care (continued)
PetVet Care Centers LLC, 2018 Incremental Term Loan (1 month LIBOR + 3.250%) 7.885%, 02/14/2025		$1,086,761	1,029,370
PetVet Care Centers LLC, 2021 Term Loan B3 (1 month LIBOR + 3.500%) 8.135%, 02/14/2025		2,051,764	1,953,792
			25,174,887
Industrials – 1.0%
Filtration Group Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%) 7.635%, 03/29/2025		1,527,142	1,521,797
Filtration Group Corp., 2018 EUR Term Loan (1 month EURIBOR + 3.500%) 5.929%, 03/29/2025	EUR	1,726,569	1,807,930
Filtration Group Corp., 2021 Incremental Term Loan (1 month LIBOR + 3.500%) 8.135%, 10/21/2028		$679,958	668,908
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 9.996%, 06/21/2027		6,162,121	6,410,146
SkyMiles IP, Ltd., 2020 Skymiles Term Loan B (3 month LIBOR + 3.750%) 8.558%, 10/20/2027		1,854,959	1,918,733
			12,327,514
Information technology – 3.3%
Applied Systems, Inc., 2017 1st Lien Term Loan (3 month LIBOR + 3.000%) 7.730%, 09/19/2024		4,420,617	4,415,666
Applied Systems, Inc., 2021 2nd Lien Term Loan (3 month SOFR + 6.750%) 11.330%, 09/17/2027		833,897	834,939
Applied Systems, Inc., 2022 Extended 1st Lien Term Loan (3 month SOFR + 4.500%) 9.080%, 09/18/2026		2,213,810	2,218,791
Ascend Learning LLC, 2021 Term Loan (1 month SOFR + 3.500%) 8.218%, 12/11/2028		3,230,420	3,028,067
Azalea TopCo, Inc., 2021 Term Loan B (1 month LIBOR + 3.750%) 8.385%, 07/24/2026		1,231,104	1,149,162
Azalea TopCo, Inc., 2022 Incremental Term Loan (1 month SOFR + 3.750%) 8.468%, 07/24/2026		529,935	496,152
Azalea TopCo, Inc., Term Loan (1 month LIBOR + 3.500%) 8.135%, 07/24/2026		3,825,559	3,575,291
Celestial Saturn Parent, Inc., 2nd Lien Term Loan (1 month LIBOR + 6.500%) 11.188%, 06/04/2029		97,470	72,331
RealPage, Inc., 1st Lien Term Loan (1 month LIBOR + 3.000%) 7.635%, 04/24/2028		5,306,349	5,132,566
RealPage, Inc., 2nd Lien Term Loan (1 month LIBOR + 6.500%) 11.135%, 04/23/2029		225,000	215,719
Sophia LP, 2021 Term Loan B (3 month LIBOR + 3.500%) 8.230%, 10/07/2027		1,450,351	1,426,479
Sophia LP, 2022 Incremental Term Loan B (1 month SOFR + 4.250%) 8.868%, 10/07/2027		429,489	424,391
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (H)(continued)
Information technology (continued)
Storable, Inc., Term Loan B (1 and 3 month SOFR + 3.500%) 8.175%, 04/17/2028	$272,250	265,275
UKG, Inc., 2021 2nd Lien Term Loan (3 month LIBOR + 5.250%) 10.032%, 05/03/2027	765,000	742,685
UKG, Inc., 2021 Term Loan (3 month LIBOR + 3.250%) 8.032%, 05/04/2026	15,706,116	15,376,288
		39,373,802
TOTAL TERM LOANS (Cost $149,623,128)		$147,339,044
SHORT-TERM INVESTMENTS – 4.0%
Short-term funds – 4.0%
John Hancock Collateral Trust, 4.5832% (J)(K)	168,625	$1,685,493
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.4192% (J)	10,731,121	10,731,121
T. Rowe Price Government Reserve Fund, 4.5920% (J)	35,725,038	35,725,038
TOTAL SHORT-TERM INVESTMENTS (Cost $48,141,110)		$48,141,652
Total Investments (Capital Appreciation Value Fund) (Cost $1,181,779,935) – 101.1%		$1,211,284,970
Other assets and liabilities, net – (1.1%)		(13,321,630)
TOTAL NET ASSETS – 100.0%		$1,197,963,340
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 2-28-23.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(I)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(J)	The rate shown is the annualized seven-day yield as of 2-28-23.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	11

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
CITI	AbbVie, Inc.	USD	155.00	Jan 2024	52	5,200	$54,724	$(68,541)
CITI	AbbVie, Inc.	USD	155.00	Jan 2024	51	5,100	49,062	(67,223)
CITI	AbbVie, Inc.	USD	160.00	Jan 2024	52	5,200	43,770	(55,578)
CITI	AbbVie, Inc.	USD	160.00	Jan 2024	52	5,200	39,624	(55,578)
CITI	AbbVie, Inc.	USD	170.00	Jan 2024	130	13,000	73,938	(86,774)
JPM	AbbVie, Inc.	USD	180.00	Jan 2024	33	3,300	32,844	(12,861)
JPM	AbbVie, Inc.	USD	185.00	Jan 2024	33	3,300	27,409	(9,586)
JPM	AbbVie, Inc.	USD	195.00	Jan 2024	33	3,300	18,505	(5,100)
JPM	AbbVie, Inc.	USD	200.00	Jan 2024	33	3,300	15,049	(3,653)
CITI	Alphabet, Inc., Class A	USD	102.50	Jan 2024	86	8,600	66,594	(64,786)
WFB	Alphabet, Inc., Class A	USD	120.00	Jan 2024	306	30,600	241,458	(94,707)
WFB	Amazon.com, Inc.	USD	107.50	Jan 2024	99	9,900	68,640	(90,975)
WFB	Amazon.com, Inc.	USD	110.00	Jan 2024	99	9,900	62,636	(82,233)
WFB	Amazon.com, Inc.	USD	110.00	Jan 2024	99	9,900	107,429	(82,233)
WFB	Amazon.com, Inc.	USD	115.00	Jan 2024	99	9,900	51,365	(66,721)
WFB	Amazon.com, Inc.	USD	115.00	Jan 2024	99	9,900	89,082	(66,721)
WFB	Amazon.com, Inc.	USD	115.00	Jan 2024	185	18,500	165,205	(124,681)
WFB	Amazon.com, Inc.	USD	120.00	Jan 2024	98	9,800	72,961	(53,117)
WFB	Amazon.com, Inc.	USD	135.00	Jan 2024	167	16,700	156,053	(46,181)
UBS	American Electric Power Company, Inc.	USD	97.50	Jan 2024	33	3,300	17,358	(11,165)
UBS	American Electric Power Company, Inc.	USD	100.00	Jan 2024	33	3,300	14,322	(8,761)
JPM	Apple, Inc.	USD	145.00	Jan 2024	82	8,200	94,935	(167,839)
JPM	Apple, Inc.	USD	150.00	Jan 2024	82	8,200	80,944	(144,887)
JPM	Apple, Inc.	USD	150.00	Jan 2024	83	8,300	118,194	(146,654)
JPM	Apple, Inc.	USD	155.00	Jan 2024	82	8,200	68,603	(123,769)
JPM	Apple, Inc.	USD	155.00	Jan 2024	83	8,300	99,684	(125,278)
GSI	Becton, Dickinson and Company	USD	270.00	Jan 2024	50	5,000	74,350	(42,142)
GSI	Becton, Dickinson and Company	USD	280.00	Jan 2024	50	5,000	55,850	(29,757)
GSI	Becton, Dickinson and Company	USD	290.00	Jan 2024	17	1,700	25,031	(7,034)
GSI	Becton, Dickinson and Company	USD	290.00	Jan 2024	17	1,700	10,988	(7,034)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2024	17	1,700	19,946	(4,847)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2024	17	1,700	7,853	(4,847)
WFB	CME Group, Inc.	USD	190.00	Jan 2024	12	1,200	15,706	(17,134)
WFB	CME Group, Inc.	USD	200.00	Jan 2024	12	1,200	10,830	(11,703)
WFB	CME Group, Inc.	USD	210.00	Jan 2024	12	1,200	6,675	(7,637)
UBS	Colgate-Palmolive Company	USD	75.00	Jan 2024	122	12,200	50,371	(64,214)
UBS	Colgate-Palmolive Company	USD	80.00	Jan 2024	121	12,100	25,178	(36,299)
JPM	Danaher Corp.	USD	290.00	Jan 2024	1	100	2,163	(1,299)
JPM	Danaher Corp.	USD	290.00	Jan 2024	16	1,600	41,739	(20,786)
JPM	Danaher Corp.	USD	290.00	Jan 2024	66	6,600	107,349	(85,742)
JPM	Danaher Corp.	USD	300.00	Jan 2024	1	100	1,811	(1,022)
JPM	Danaher Corp.	USD	300.00	Jan 2024	16	1,600	35,321	(16,348)
JPM	Danaher Corp.	USD	310.00	Jan 2024	1	100	1,510	(795)
JPM	Danaher Corp.	USD	310.00	Jan 2024	16	1,600	29,543	(12,714)
JPM	Danaher Corp.	USD	320.00	Jan 2024	1	100	1,218	(612)
JPM	Danaher Corp.	USD	320.00	Jan 2024	16	1,600	24,885	(9,789)
WFB	Dollar General Corp.	USD	250.00	Jan 2024	13	1,300	28,301	(14,000)
WFB	Dollar General Corp.	USD	270.00	Jan 2024	13	1,300	17,641	(7,671)
CITI	Duke Energy Corp.	USD	105.00	Jan 2024	49	4,900	29,253	(16,028)
CITI	Duke Energy Corp.	USD	110.00	Jan 2024	49	4,900	19,208	(9,707)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	11	1,100	27,370	(21,451)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	8	800	18,869	(15,601)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	7	700	17,588	(13,651)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	2	200	6,348	(3,900)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	1	100	3,276	(1,950)
CITI	Equifax, Inc.	USD	230.00	Dec 2023	11	1,100	22,748	(17,171)
CITI	Equifax, Inc.	USD	230.00	Dec 2023	8	800	15,621	(12,488)
CITI	Equifax, Inc.	USD	230.00	Dec 2023	7	700	14,629	(10,927)
CITI	Equifax, Inc.	USD	230.00	Dec 2023	2	200	5,398	(3,122)
CITI	Equifax, Inc.	USD	230.00	Dec 2023	1	100	2,765	(1,561)
CITI	Equifax, Inc.	USD	240.00	Dec 2023	11	1,100	18,732	(13,583)
CITI	Equifax, Inc.	USD	240.00	Dec 2023	8	800	12,813	(9,878)
The accompanying notes are an integral part of the financial statements.	12

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
CITI	Equifax, Inc.	USD	240.00	Dec 2023	7	700	$12,054	$(8,644)
CITI	Equifax, Inc.	USD	240.00	Dec 2023	2	200	4,470	(2,470)
CITI	Equifax, Inc.	USD	240.00	Dec 2023	1	100	2,289	(1,235)
CITI	Equifax, Inc.	USD	240.00	Dec 2023	65	6,500	110,367	(80,263)
JPM	Exelon Corp.	USD	45.00	Jan 2024	112	11,200	24,864	(22,048)
JPM	Exelon Corp.	USD	45.00	Jan 2024	219	21,900	40,515	(43,112)
JPM	Exelon Corp.	USD	45.00	Jan 2024	122	12,200	20,374	(24,017)
JPM	Exelon Corp.	USD	47.00	Jan 2024	112	11,200	17,024	(15,428)
JPM	Exelon Corp.	USD	50.00	Jan 2024	128	12,800	24,915	(10,015)
CITI	Fortive Corp.	USD	75.00	Jun 2023	35	3,500	4,842	(3,089)
CITI	Fortive Corp.	USD	75.00	Jun 2023	33	3,300	4,207	(2,913)
WFB	General Electric Company	USD	90.00	Jan 2024	33	3,300	24,446	(31,253)
WFB	General Electric Company	USD	90.00	Jan 2024	79	7,900	54,292	(74,817)
WFB	General Electric Company	USD	95.00	Jan 2024	33	3,300	18,032	(24,237)
WFB	General Electric Company	USD	95.00	Jan 2024	79	7,900	39,734	(58,023)
WFB	Hilton Worldwide Holdings, Inc.	USD	140.00	Jan 2024	9	900	12,112	(18,947)
WFB	Hilton Worldwide Holdings, Inc.	USD	140.00	Jan 2024	8	800	14,596	(16,841)
WFB	Hilton Worldwide Holdings, Inc.	USD	145.00	Jan 2024	79	7,900	131,298	(143,719)
WFB	Hilton Worldwide Holdings, Inc.	USD	145.00	Jan 2024	9	900	10,489	(16,373)
WFB	Hilton Worldwide Holdings, Inc.	USD	145.00	Jan 2024	8	800	12,547	(14,554)
WFB	Hilton Worldwide Holdings, Inc.	USD	150.00	Jan 2024	79	7,900	117,868	(123,064)
WFB	Hilton Worldwide Holdings, Inc.	USD	150.00	Jan 2024	9	900	9,046	(14,020)
WFB	Hilton Worldwide Holdings, Inc.	USD	150.00	Jan 2024	8	800	10,539	(12,462)
WFB	Hilton Worldwide Holdings, Inc.	USD	155.00	Jan 2024	9	900	7,693	(11,894)
WFB	Hilton Worldwide Holdings, Inc.	USD	155.00	Jan 2024	8	800	8,931	(10,573)
GSI	Ingersoll Rand, Inc.	USD	60.00	Dec 2023	34	3,400	12,368	(20,482)
GSI	Ingersoll Rand, Inc.	USD	60.00	Dec 2023	33	3,300	14,732	(19,879)
GSI	Johnson & Johnson	USD	175.00	Jan 2024	91	9,100	82,856	(33,477)
GSI	Johnson & Johnson	USD	185.00	Jan 2024	90	9,000	43,756	(16,460)
CITI	Keurig Dr. Pepper, Inc.	USD	37.00	Jan 2024	87	8,700	15,399	(15,052)
CITI	Keurig Dr. Pepper, Inc.	USD	40.00	Jan 2024	88	8,800	6,952	(6,849)
GSI	Marsh & McLennan Companies, Inc.	USD	185.00	Jul 2023	6	600	2,598	(1,086)
GSI	Marsh & McLennan Companies, Inc.	USD	185.00	Jul 2023	20	2,000	10,475	(3,620)
GSI	Marsh & McLennan Companies, Inc.	USD	185.00	Jul 2023	1	100	540	(181)
GSI	Marsh & McLennan Companies, Inc.	USD	185.00	Jul 2023	24	2,400	9,000	(4,344)
GSI	Marsh & McLennan Companies, Inc.	USD	190.00	Jul 2023	6	600	1,990	(686)
GSI	Marsh & McLennan Companies, Inc.	USD	190.00	Jul 2023	20	2,000	8,084	(2,287)
GSI	Marsh & McLennan Companies, Inc.	USD	190.00	Jul 2023	1	100	379	(114)
GSI	Marsh & McLennan Companies, Inc.	USD	190.00	Jul 2023	24	2,400	5,678	(2,745)
GSI	Marsh & McLennan Companies, Inc.	USD	195.00	Jul 2023	6	600	1,204	(429)
GSI	Marsh & McLennan Companies, Inc.	USD	195.00	Jul 2023	20	2,000	5,048	(1,430)
GSI	Marsh & McLennan Companies, Inc.	USD	195.00	Jul 2023	1	100	249	(72)
GSI	Marsh & McLennan Companies, Inc.	USD	195.00	Jul 2023	24	2,400	3,092	(1,716)
GSI	Marsh & McLennan Companies, Inc.	USD	200.00	Jul 2023	6	600	1,078	(267)
GSI	Marsh & McLennan Companies, Inc.	USD	200.00	Jul 2023	20	2,000	4,368	(891)
GSI	Marsh & McLennan Companies, Inc.	USD	200.00	Jul 2023	1	100	103	(45)
GSI	Marsh & McLennan Companies, Inc.	USD	200.00	Jul 2023	24	2,400	1,411	(1,069)
GSI	Mastercard, Inc., Class A	USD	380.00	Jan 2024	16	1,600	58,784	(47,349)
GSI	Mastercard, Inc., Class A	USD	380.00	Jan 2024	17	1,700	81,302	(50,308)
GSI	Mastercard, Inc., Class A	USD	400.00	Jan 2024	16	1,600	45,521	(33,940)
GSI	Mastercard, Inc., Class A	USD	400.00	Jan 2024	17	1,700	64,278	(36,062)
GSI	Mastercard, Inc., Class A	USD	420.00	Jan 2024	16	1,600	35,115	(23,415)
GSI	Mastercard, Inc., Class A	USD	420.00	Jan 2024	17	1,700	48,913	(24,879)
GSI	Mastercard, Inc., Class A	USD	430.00	Jan 2024	16	1,600	30,861	(19,177)
GSI	Mastercard, Inc., Class A	USD	430.00	Jan 2024	17	1,700	42,549	(20,375)
WFB	McDonald's Corp.	USD	285.00	Jan 2024	22	2,200	39,424	(28,123)
WFB	McDonald's Corp.	USD	300.00	Jan 2024	23	2,300	27,002	(17,462)
UBS	Microsoft Corp.	USD	275.00	Jan 2024	58	5,800	96,442	(112,259)
UBS	Microsoft Corp.	USD	290.00	Jan 2024	58	5,800	68,742	(81,350)
JPM	Microsoft Corp.	USD	300.00	Jan 2024	126	12,600	196,850	(140,739)
JPM	Microsoft Corp.	USD	300.00	Jan 2024	123	12,300	196,443	(137,388)
UBS	Microsoft Corp.	USD	300.00	Jan 2024	58	5,800	54,131	(64,785)
JPM	Mondelez International, Inc., Class A	USD	67.50	Jan 2024	190	19,000	66,880	(81,327)
JPM	Mondelez International, Inc., Class A	USD	70.00	Jan 2024	189	18,900	49,518	(59,049)
The accompanying notes are an integral part of the financial statements.	13

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
WFB	NXP Semiconductors NV	USD	170.00	Jan 2024	2	200	$4,259	$(6,042)
WFB	NXP Semiconductors NV	USD	170.00	Jan 2024	23	2,300	54,223	(69,483)
WFB	NXP Semiconductors NV	USD	170.00	Jan 2024	27	2,700	66,274	(81,567)
WFB	NXP Semiconductors NV	USD	180.00	Jan 2024	2	200	3,478	(5,006)
WFB	NXP Semiconductors NV	USD	180.00	Jan 2024	23	2,300	45,760	(57,563)
WFB	NXP Semiconductors NV	USD	180.00	Jan 2024	27	2,700	56,213	(67,574)
WFB	NXP Semiconductors NV	USD	180.00	Jan 2024	50	5,000	117,489	(125,137)
WFB	NXP Semiconductors NV	USD	185.00	Jan 2024	2	200	3,138	(4,534)
WFB	NXP Semiconductors NV	USD	185.00	Jan 2024	23	2,300	41,529	(52,142)
WFB	NXP Semiconductors NV	USD	185.00	Jan 2024	27	2,700	50,980	(61,210)
WFB	NXP Semiconductors NV	USD	185.00	Jan 2024	50	5,000	104,204	(113,353)
WFB	NXP Semiconductors NV	USD	195.00	Jan 2024	2	200	2,548	(3,686)
WFB	NXP Semiconductors NV	USD	195.00	Jan 2024	23	2,300	32,606	(42,389)
WFB	NXP Semiconductors NV	USD	195.00	Jan 2024	27	2,700	40,244	(49,761)
WFB	NXP Semiconductors NV	USD	195.00	Jan 2024	50	5,000	84,222	(92,151)
UBS	PepsiCo, Inc.	USD	180.00	Jan 2024	144	14,400	110,390	(141,354)
UBS	PepsiCo, Inc.	USD	185.00	Jan 2024	143	14,300	82,733	(108,087)
CITI	PerkinElmer, Inc.	USD	155.00	Jun 2023	8	800	4,715	(985)
CITI	PerkinElmer, Inc.	USD	165.00	Jun 2023	8	800	2,592	(524)
CITI	PerkinElmer, Inc.	USD	170.00	Jun 2023	8	800	1,854	(396)
CITI	PerkinElmer, Inc.	USD	175.00	Jun 2023	8	800	1,320	(307)
CITI	PerkinElmer, Inc.	USD	155.00	Sep 2023	9	900	7,369	(2,668)
CITI	PerkinElmer, Inc.	USD	155.00	Sep 2023	33	3,300	22,758	(9,784)
CITI	PerkinElmer, Inc.	USD	165.00	Sep 2023	9	900	4,373	(1,577)
CITI	PerkinElmer, Inc.	USD	165.00	Sep 2023	33	3,300	12,894	(5,781)
CITI	PerkinElmer, Inc.	USD	170.00	Sep 2023	9	900	3,371	(1,223)
CITI	PerkinElmer, Inc.	USD	170.00	Sep 2023	33	3,300	9,415	(4,483)
CITI	PerkinElmer, Inc.	USD	175.00	Sep 2023	9	900	2,552	(957)
CITI	PerkinElmer, Inc.	USD	175.00	Sep 2023	33	3,300	7,091	(3,510)
WFB	Public Service Enterprise Group, Inc.	USD	65.00	Jun 2023	66	6,600	6,607	(5,828)
WFB	Public Service Enterprise Group, Inc.	USD	70.00	Jun 2023	69	6,900	6,734	(1,266)
CITI	Roper Technologies, Inc.	USD	470.00	Aug 2023	33	3,300	26,116	(39,671)
CITI	Roper Technologies, Inc.	USD	480.00	Aug 2023	8	800	15,501	(7,392)
CITI	Roper Technologies, Inc.	USD	500.00	Aug 2023	8	800	10,218	(4,279)
CITI	Roper Technologies, Inc.	USD	520.00	Aug 2023	8	800	6,473	(2,460)
CITI	Roper Technologies, Inc.	USD	540.00	Aug 2023	8	800	3,910	(1,425)
BOA	S&P Global, Inc.	USD	370.00	Jan 2024	3	300	9,134	(8,165)
BOA	S&P Global, Inc.	USD	370.00	Jan 2024	5	500	16,254	(13,608)
BOA	S&P Global, Inc.	USD	370.00	Jan 2024	3	300	13,082	(8,165)
BOA	S&P Global, Inc.	USD	390.00	Jan 2024	3	300	6,958	(5,877)
BOA	S&P Global, Inc.	USD	390.00	Jan 2024	5	500	12,459	(9,795)
BOA	S&P Global, Inc.	USD	390.00	Jan 2024	3	300	10,290	(5,877)
BOA	S&P Global, Inc.	USD	400.00	Jan 2024	3	300	6,057	(4,932)
BOA	S&P Global, Inc.	USD	400.00	Jan 2024	5	500	10,909	(8,220)
BOA	S&P Global, Inc.	USD	400.00	Jan 2024	3	300	8,399	(4,932)
BOA	S&P Global, Inc.	USD	410.00	Jan 2024	6	600	14,278	(8,221)
BOA	S&P Global, Inc.	USD	420.00	Jan 2024	3	300	4,421	(3,403)
BOA	S&P Global, Inc.	USD	420.00	Jan 2024	5	500	8,114	(5,672)
BOA	S&P Global, Inc.	USD	420.00	Jan 2024	3	300	6,058	(3,403)
BOA	S&P Global, Inc.	USD	430.00	Jan 2024	6	600	10,444	(5,601)
BOA	S&P Global, Inc.	USD	450.00	Jan 2024	6	600	7,526	(3,732)
BOA	S&P Global, Inc.	USD	470.00	Jan 2024	6	600	5,134	(2,443)
GSI	salesforce.com, Inc.	USD	160.00	Jan 2024	42	4,200	70,902	(119,675)
GSI	salesforce.com, Inc.	USD	165.00	Jan 2024	42	4,200	63,235	(108,806)
GSI	salesforce.com, Inc.	USD	165.00	Jan 2024	42	4,200	89,322	(108,806)
GSI	salesforce.com, Inc.	USD	170.00	Jan 2024	42	4,200	80,127	(98,650)
GSI	Starbucks Corp.	USD	100.00	Jan 2024	96	9,600	103,567	(125,875)
GSI	Starbucks Corp.	USD	105.00	Jan 2024	96	9,600	85,251	(99,861)
WFB	Stryker Corp.	USD	270.00	Jan 2024	10	1,000	24,023	(27,130)
WFB	Stryker Corp.	USD	270.00	Jan 2024	6	600	15,775	(16,278)
WFB	Stryker Corp.	USD	270.00	Jan 2024	2	200	5,034	(5,426)
WFB	Stryker Corp.	USD	270.00	Jan 2024	15	1,500	47,375	(40,695)
WFB	Stryker Corp.	USD	280.00	Jan 2024	10	1,000	19,518	(22,236)
WFB	Stryker Corp.	USD	280.00	Jan 2024	6	600	13,346	(13,342)
The accompanying notes are an integral part of the financial statements.	14

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
WFB	Stryker Corp.	USD	280.00	Jan 2024	2	200	$4,145	$(4,447)
WFB	Stryker Corp.	USD	280.00	Jan 2024	15	1,500	38,359	(33,354)
WFB	Stryker Corp.	USD	290.00	Jan 2024	10	1,000	15,613	(17,980)
WFB	Stryker Corp.	USD	290.00	Jan 2024	6	600	10,968	(10,788)
WFB	Stryker Corp.	USD	290.00	Jan 2024	2	200	3,336	(3,596)
WFB	Stryker Corp.	USD	290.00	Jan 2024	15	1,500	29,343	(26,970)
WFB	Stryker Corp.	USD	300.00	Jan 2024	10	1,000	12,808	(14,356)
WFB	Stryker Corp.	USD	300.00	Jan 2024	6	600	9,133	(8,614)
WFB	Stryker Corp.	USD	300.00	Jan 2024	2	200	2,504	(2,871)
WFB	Stryker Corp.	USD	300.00	Jan 2024	15	1,500	24,074	(21,534)
JPM	TE Connectivity, Ltd.	USD	125.00	Jul 2023	1	100	557	(1,008)
JPM	TE Connectivity, Ltd.	USD	125.00	Jul 2023	25	2,500	16,140	(25,189)
JPM	TE Connectivity, Ltd.	USD	130.00	Jul 2023	1	100	397	(728)
JPM	TE Connectivity, Ltd.	USD	130.00	Jul 2023	25	2,500	11,750	(18,207)
JPM	TE Connectivity, Ltd.	USD	130.00	Jul 2023	25	2,500	12,407	(18,207)
JPM	TE Connectivity, Ltd.	USD	135.00	Jul 2023	1	100	277	(504)
JPM	TE Connectivity, Ltd.	USD	135.00	Jul 2023	25	2,500	8,409	(12,608)
JPM	TE Connectivity, Ltd.	USD	135.00	Jul 2023	25	2,500	7,411	(12,608)
JPM	TE Connectivity, Ltd.	USD	140.00	Jul 2023	1	100	197	(335)
JPM	TE Connectivity, Ltd.	USD	140.00	Jul 2023	25	2,500	6,100	(8,368)
JPM	TE Connectivity, Ltd.	USD	140.00	Jul 2023	25	2,500	4,914	(8,368)
JPM	Teledyne Technologies, Inc.	USD	440.00	Jun 2023	1	100	1,907	(2,063)
JPM	Teledyne Technologies, Inc.	USD	440.00	Jun 2023	2	200	3,573	(4,125)
JPM	Teledyne Technologies, Inc.	USD	440.00	Jun 2023	4	400	8,308	(8,251)
JPM	Teledyne Technologies, Inc.	USD	440.00	Jun 2023	1	100	2,077	(2,063)
JPM	Teledyne Technologies, Inc.	USD	460.00	Jun 2023	1	100	1,159	(1,220)
JPM	Teledyne Technologies, Inc.	USD	460.00	Jun 2023	2	200	2,103	(2,439)
JPM	Teledyne Technologies, Inc.	USD	460.00	Jun 2023	1	100	1,202	(1,220)
JPM	Teledyne Technologies, Inc.	USD	460.00	Jun 2023	4	400	4,808	(4,878)
JPM	Teledyne Technologies, Inc.	USD	480.00	Jun 2023	1	100	661	(634)
JPM	Teledyne Technologies, Inc.	USD	480.00	Jun 2023	2	200	1,093	(1,267)
JPM	Teledyne Technologies, Inc.	USD	480.00	Jun 2023	4	400	2,426	(2,535)
JPM	Teledyne Technologies, Inc.	USD	480.00	Jun 2023	1	100	607	(634)
JPM	Teledyne Technologies, Inc.	USD	500.00	Jun 2023	1	100	263	(291)
JPM	Teledyne Technologies, Inc.	USD	500.00	Jun 2023	2	200	501	(582)
JPM	Teledyne Technologies, Inc.	USD	500.00	Jun 2023	4	400	1,082	(1,164)
JPM	Teledyne Technologies, Inc.	USD	500.00	Jun 2023	1	100	270	(291)
BOA	Texas Instruments, Inc.	USD	180.00	Jan 2024	33	3,300	55,588	(51,205)
BOA	Texas Instruments, Inc.	USD	180.00	Jan 2024	33	3,300	62,696	(51,205)
BOA	Texas Instruments, Inc.	USD	190.00	Jan 2024	33	3,300	42,664	(37,439)
BOA	Texas Instruments, Inc.	USD	190.00	Jan 2024	33	3,300	47,834	(37,439)
BOA	Texas Instruments, Inc.	USD	195.00	Jan 2024	33	3,300	37,063	(31,640)
BOA	Texas Instruments, Inc.	USD	195.00	Jan 2024	33	3,300	41,311	(31,640)
BOA	Texas Instruments, Inc.	USD	200.00	Jan 2024	33	3,300	32,070	(26,531)
BOA	Texas Instruments, Inc.	USD	200.00	Jan 2024	33	3,300	34,952	(26,531)
WFB	The Coca-Cola Company	USD	62.50	Jan 2024	203	20,300	68,411	(55,909)
WFB	The Coca-Cola Company	USD	65.00	Jan 2024	202	20,200	45,854	(35,944)
BOA	The Hershey Company	USD	230.00	Jan 2024	13	1,300	17,511	(36,106)
BOA	The Hershey Company	USD	240.00	Jan 2024	13	1,300	12,311	(28,091)
JPM	The PNC Financial Services Group, Inc.	USD	170.00	Jan 2024	20	2,000	18,432	(21,193)
JPM	The PNC Financial Services Group, Inc.	USD	170.00	Jan 2024	20	2,000	18,412	(21,193)
JPM	The PNC Financial Services Group, Inc.	USD	175.00	Jan 2024	14	1,400	17,775	(12,231)
JPM	The PNC Financial Services Group, Inc.	USD	175.00	Jan 2024	11	1,100	12,496	(9,610)
JPM	The PNC Financial Services Group, Inc.	USD	175.00	Jan 2024	20	2,000	15,071	(17,473)
JPM	The PNC Financial Services Group, Inc.	USD	175.00	Jan 2024	20	2,000	15,379	(17,473)
JPM	The PNC Financial Services Group, Inc.	USD	185.00	Jan 2024	11	1,100	9,254	(6,309)
JPM	The PNC Financial Services Group, Inc.	USD	185.00	Jan 2024	15	1,500	14,135	(8,603)
JPM	The PNC Financial Services Group, Inc.	USD	190.00	Jan 2024	15	1,500	12,049	(6,869)
JPM	The PNC Financial Services Group, Inc.	USD	190.00	Jan 2024	11	1,100	7,743	(5,037)
JPM	The PNC Financial Services Group, Inc.	USD	200.00	Jan 2024	11	1,100	5,292	(3,142)
JPM	The PNC Financial Services Group, Inc.	USD	200.00	Jan 2024	15	1,500	8,361	(4,284)
JPM	The Procter & Gamble Company	USD	145.00	Jan 2024	108	10,800	96,876	(84,530)
JPM	The Procter & Gamble Company	USD	155.00	Jan 2024	109	10,900	51,448	(43,686)
JPM	Thermo Fisher Scientific, Inc.	USD	610.00	Jan 2024	4	400	21,891	(15,083)
The accompanying notes are an integral part of the financial statements.	15

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
JPM	Thermo Fisher Scientific, Inc.	USD	610.00	Jan 2024	4	400	$29,352	$(15,083)
JPM	Thermo Fisher Scientific, Inc.	USD	630.00	Jan 2024	4	400	17,785	(12,322)
JPM	Thermo Fisher Scientific, Inc.	USD	630.00	Jan 2024	4	400	25,158	(12,322)
JPM	Thermo Fisher Scientific, Inc.	USD	660.00	Jan 2024	4	400	13,809	(8,973)
JPM	Thermo Fisher Scientific, Inc.	USD	660.00	Jan 2024	4	400	19,368	(8,973)
JPM	Thermo Fisher Scientific, Inc.	USD	690.00	Jan 2024	4	400	10,390	(6,454)
JPM	Thermo Fisher Scientific, Inc.	USD	690.00	Jan 2024	4	400	14,622	(6,454)
GSI	TransUnion	USD	65.00	Oct 2023	3	300	2,511	(2,698)
GSI	TransUnion	USD	65.00	Oct 2023	14	1,400	11,425	(12,592)
GSI	TransUnion	USD	65.00	Oct 2023	16	1,600	18,798	(14,391)
GSI	TransUnion	USD	70.00	Oct 2023	3	300	1,836	(1,982)
GSI	TransUnion	USD	70.00	Oct 2023	14	1,400	8,287	(9,251)
GSI	TransUnion	USD	70.00	Oct 2023	16	1,600	14,094	(10,573)
CITI	UnitedHealth Group, Inc.	USD	580.00	Jan 2024	54	5,400	302,238	(62,783)
JPM	UnitedHealth Group, Inc.	USD	600.00	Jan 2024	58	5,800	192,454	(47,588)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2024	25	2,500	47,691	(48,777)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2024	25	2,500	58,965	(48,777)
GSI	Visa, Inc., Class A	USD	240.00	Jan 2024	25	2,500	37,758	(36,876)
GSI	Visa, Inc., Class A	USD	240.00	Jan 2024	25	2,500	46,683	(36,876)
GSI	Visa, Inc., Class A	USD	250.00	Jan 2024	25	2,500	28,951	(27,119)
GSI	Visa, Inc., Class A	USD	250.00	Jan 2024	25	2,500	36,182	(27,119)
GSI	Visa, Inc., Class A	USD	260.00	Jan 2024	25	2,500	22,144	(19,416)
GSI	Visa, Inc., Class A	USD	260.00	Jan 2024	25	2,500	27,430	(19,416)
BOA	Walmart, Inc.	USD	145.00	Jan 2024	108	10,800	130,356	(128,336)
BOA	Walmart, Inc.	USD	155.00	Jan 2024	108	10,800	80,676	(78,762)
JPM	Waste Connections, Inc.	USD	145.00	Jun 2023	12	1,200	3,168	(2,352)
JPM	Waste Connections, Inc.	USD	145.00	Jun 2023	12	1,200	2,122	(2,352)
JPM	Waste Connections, Inc.	USD	150.00	Jun 2023	12	1,200	1,936	(1,155)
JPM	Waste Connections, Inc.	USD	150.00	Jun 2023	12	1,200	1,079	(1,155)
JPM	Waste Connections, Inc.	USD	160.00	Jun 2023	12	1,200	615	(237)
JPM	Waste Connections, Inc.	USD	160.00	Jun 2023	12	1,200	312	(237)
JPM	Waste Connections, Inc.	USD	165.00	Jun 2023	12	1,200	381	(106)
JPM	Waste Connections, Inc.	USD	165.00	Jun 2023	12	1,200	182	(106)
WFB	Waste Management, Inc.	USD	160.00	Jan 2024	15	1,500	13,388	(13,271)
WFB	Waste Management, Inc.	USD	165.00	Jan 2024	14	1,400	9,594	(9,560)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2024	118	11,800	117,658	(75,648)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2024	117	11,700	114,766	(75,007)
CITI	Yum! Brands, Inc.	USD	145.00	Jan 2024	58	5,800	32,602	(27,992)
CITI	Yum! Brands, Inc.	USD	150.00	Jan 2024	58	5,800	29,121	(20,799)
							$9,333,717	$(8,324,189)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
UBS	UBS AG
WFB	Wells Fargo Bank, N.A.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	16

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Fund
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 56.5%
U.S. Government – 27.6%
U.S. Treasury Bonds
1.125%, 05/15/2040 to 08/15/2040	$56,301,000	$35,582,015
1.375%, 11/15/2040	39,539,000	25,979,903
1.750%, 08/15/2041	66,238,000	45,900,858
1.875%, 02/15/2041 to 11/15/2051	3,273,000	2,259,266
2.000%, 08/15/2051	6,286,000	4,225,125
2.250%, 02/15/2052	2,411,000	1,719,062
2.875%, 05/15/2052	5,468,000	4,477,566
3.000%, 08/15/2052	13,719,000	11,532,534
3.375%, 08/15/2042	9,152,000	8,239,660
3.625%, 02/15/2053	8,830,000	8,406,436
3.875%, 02/15/2043	1,610,000	1,561,952
4.000%, 11/15/2042 to 11/15/2052	23,453,000	23,559,028
5.250%, 11/15/2028 to 02/15/2029	3,738,000	3,948,752
U.S. Treasury Notes
0.375%, 11/30/2025	9,074,000	8,105,634
1.375%, 10/31/2028	9,379,000	8,076,931
1.500%, 08/15/2026 to 11/30/2028	37,330,000	33,648,771
1.625%, 05/15/2026	19,759,000	18,104,956
2.000%, 11/15/2026	11,360,000	10,448,537
2.250%, 11/15/2027	6,949,000	6,367,021
2.625%, 07/31/2029	1,916,000	1,756,882
2.750%, 07/31/2027 to 05/31/2029	39,064,000	36,357,174
2.875%, 04/30/2025	5,553,000	5,340,207
3.000%, 07/15/2025	9,245,000	8,901,563
3.125%, 08/31/2029	2,824,000	2,666,805
3.250%, 06/30/2029	4,722,000	4,493,647
3.500%, 01/31/2030 to 02/15/2033	10,273,000	9,928,950
3.875%, 01/15/2026 to 12/31/2029	26,228,000	25,833,478
4.000%, 02/15/2026 to 02/28/2030	20,315,000	20,114,573
4.125%, 01/31/2025 to 10/31/2027	61,502,000	61,164,165
4.250%, 12/31/2024	9,578,000	9,470,622
4.500%, 11/30/2024 to 11/15/2025	11,067,000	11,047,557
4.625%, 02/28/2025	45,000	44,856
		459,264,486
U.S. Government Agency – 28.9%
Federal Home Loan Mortgage Corp.
2.000%, 11/01/2040 to 12/01/2051	23,791,777	20,044,263
2.289%, (12 month LIBOR + 1.650%), 03/01/2043 (A)	213,883	219,765
2.304%, (12 month LIBOR + 1.642%), 08/01/2043 (A)	157,060	156,816
2.358%, (12 month LIBOR + 1.635%), 07/01/2043 (A)	108,338	109,829
2.500%, 04/01/2042 to 03/01/2052	12,469,476	10,707,134
2.507%, (12 month LIBOR + 1.631%), 11/01/2043 (A)	175,014	175,974
2.551%, (12 month LIBOR + 1.646%), 10/01/2043 (A)	326,136	330,613
2.557%, (12 month LIBOR + 1.606%), 09/01/2043 (A)	84,717	84,758
2.661%, (12 month LIBOR + 1.637%), 09/01/2045 (A)	1,779,047	1,794,401
2.672%, (12 month LIBOR + 1.611%), 10/01/2043 (A)	193,074	194,089
2.818%, (12 month LIBOR + 1.641%), 05/01/2049 (A)	871,940	853,909
2.837%, (12 month LIBOR + 1.719%), 01/01/2044 (A)	351,118	348,697
3.000%, 04/01/2040 to 11/01/2048	3,463,119	3,131,968
3.470%, (12 month LIBOR + 1.637%), 03/01/2049 (A)	789,255	792,207
3.500%, 06/01/2046 to 10/01/2046	1,503,563	1,398,145
Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
3.725%, (12 month LIBOR + 1.687%), 09/01/2047 (A)	$914,783	$922,889
3.912%, (1 month SOFR + 2.130%), 07/01/2052 (A)	759,510	727,470
3.968%, (12 month LIBOR + 1.636%), 04/01/2048 (A)	1,892,623	1,907,095
3.986%, (1 month SOFR + 2.140%), 08/01/2052 (A)	1,014,147	959,347
4.000%, 07/01/2049	1,003,301	966,250
4.119%, (1 month SOFR + 2.380%), 09/01/2052 (A)	527,918	508,622
4.301%, (1 month SOFR + 2.130%), 07/01/2052 (A)	908,887	881,485
4.382%, 12/14/2029 (B)	2,068,000	1,538,789
4.500%, 06/01/2039 to 07/01/2039	100,512	98,638
5.497%, (12 month LIBOR + 1.770%), 09/01/2042 (A)	141,772	144,851
5.912%, (12 month LIBOR + 1.688%), 02/01/2043 (A)	236,455	240,804
Federal National Mortgage Association
1.500%, 10/01/2041 to 07/01/2051	25,564,537	20,454,754
1.520%, 08/21/2035	2,984,000	2,068,157
1.615%, (1 month SOFR + 2.212%), 12/01/2051 (A)	489,030	437,786
1.900%, 01/25/2036	2,659,000	1,913,193
2.000%, 11/01/2040 to 03/01/2047	72,304,955	60,929,544
2.255%, (12 month LIBOR + 1.560%), 06/01/2043 (A)	131,555	130,833
2.500%, 12/01/2035 to 03/01/2052	41,791,288	36,576,449
2.981%, (12 month LIBOR + 1.603%), 03/01/2050 (A)	2,269,669	2,217,475
3.000%, 05/01/2040 to 02/01/2055	96,646,190	87,215,013
3.172%, (12 month LIBOR + 1.579%), 10/01/2043 (A)	434,374	434,188
3.306%, (12 month LIBOR + 1.565%), 03/01/2043 (A)	66,373	67,143
3.500%, TBA (C)	5,500,000	5,008,223
3.500%, 03/01/2042 to 11/01/2042 (C)	5,484,608	5,134,226
3.500%, 10/01/2042 to 04/01/2050	43,021,606	40,014,177
3.683%, (1 month SOFR + 2.370%), 08/01/2052 (A)	1,131,095	1,078,679
3.739%, (12 month LIBOR + 1.579%), 06/01/2045 (A)	747,243	754,908
3.831%, (12 month LIBOR + 1.583%), 01/01/2046 (A)	1,983,495	2,004,462
3.963%, (1 month SOFR + 2.120%), 08/01/2052 (A)	449,635	426,213
4.000%, 01/01/2027 to 05/01/2049	25,156,106	24,479,750
4.154%, (1 month SOFR + 2.132%), 10/01/2052 (A)	4,777,125	4,639,882
4.168%, (1 month SOFR + 2.120%), 07/01/2052 (A)	1,750,564	1,671,969
4.227%, (1 month SOFR + 2.370%), 09/01/2052 (A)	513,387	497,845
4.249%, (1 month SOFR + 2.127%), 11/01/2052 (A)	1,373,694	1,338,295
4.315%, (1 month SOFR + 2.125%), 08/01/2052 (A)	2,015,629	1,963,821
4.353%, (1 month SOFR + 2.124%), 07/01/2052 (A)	1,958,671	1,910,828
4.394%, 11/15/2030 (B)	6,077,000	4,340,495
4.500%, 06/01/2041 to 11/01/2048	4,398,823	4,351,020

The accompanying notes are an integral part of the financial statements.	17

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
4.532%, (1 month SOFR + 2.120%), 11/01/2052 (A)	$808,118	$793,686
4.621%, (1 month SOFR + 2.127%), 08/01/2052 (A)	2,315,921	2,274,442
4.645%, (1 month SOFR + 2.122%), 08/01/2052 (A)	1,675,021	1,628,371
4.647%, (1 month SOFR + 2.130%), 08/01/2052 (A)	1,827,510	1,796,367
5.500%, TBA (C)	21,700,000	21,661,849
5.500%, 09/01/2052	1,550,307	1,599,377
6.000%, TBA (C)	14,100,000	14,250,314
6.131%, (12 month LIBOR + 1.641%), 01/01/2043 (A)	93,812	96,468
6.500%, TBA (C)	44,600,000	45,668,409
6.500%, 11/01/2052 to 02/01/2053	1,640,209	1,747,169
7.000%, 02/01/2053	1,598,504	1,666,050
Government National Mortgage Association
3.000%, 06/20/2043 to 10/20/2050	15,794,139	14,195,479
3.500%, 01/20/2048	757,845	703,211
4.000%, 03/20/2048 to 04/20/2048	930,814	890,032
4.500%, 08/15/2047 to 02/20/2049	2,104,123	2,064,699
6.000%, 01/20/2053	6,987,854	7,251,848
		479,585,907
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $997,985,420)		$938,850,393
FOREIGN GOVERNMENT OBLIGATIONS – 0.9%
Australia – 0.1%
Export Finance & Insurance Corp. 4.625%, 10/26/2027 (D)	2,078,000	2,083,091
Bermuda – 0.0%
Government of Bermuda 5.000%, 07/15/2032 (D)	693,000	673,793
Canada – 0.1%
Province of Saskatchewan 3.250%, 06/08/2027	872,000	825,006
Israel – 0.1%
State of Israel 4.500%, 01/17/2033	2,183,000	2,104,897
Italy – 0.0%
Republic of Italy 3.875%, 05/06/2051	406,000	280,845
Mexico – 0.4%
Government of Mexico
3.500%, 02/12/2034	1,459,000	1,188,288
3.750%, 04/19/2071	1,249,000	806,893
3.771%, 05/24/2061	923,000	605,329
4.400%, 02/12/2052	1,482,000	1,122,134
4.500%, 04/22/2029	1,411,000	1,340,353
4.600%, 02/10/2048	305,000	243,133
6.350%, 02/09/2035	632,000	648,422
		5,954,552
Paraguay – 0.1%
Republic of Paraguay 5.400%, 03/30/2050 (D)	944,000	790,458
Peru – 0.0%
Republic of Peru
3.000%, 01/15/2034	437,000	343,857
Core Bond Fund (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Peru (continued)
Republic of Peru (continued)
3.600%, 01/15/2072	$338,000	$218,600
		562,457
Poland – 0.1%
Republic of Poland 5.750%, 11/16/2032	687,000	719,344
Saudi Arabia – 0.0%
Kingdom of Saudi Arabia 5.000%, 01/18/2053 (D)	585,000	533,813
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $15,845,359)		$14,528,256
CORPORATE BONDS – 26.0%
Communication services – 1.4%
AT&T, Inc.
1.700%, 03/25/2026	2,866,000	2,575,413
3.500%, 06/01/2041	615,000	461,694
3.650%, 09/15/2059	604,000	409,055
3.800%, 12/01/2057	1,733,000	1,216,676
Charter Communications Operating LLC 3.500%, 06/01/2041 to 03/01/2042	2,426,000	1,568,540
Comcast Corp.
2.987%, 11/01/2063	720,000	440,026
4.049%, 11/01/2052	622,000	499,534
5.350%, 11/15/2027	1,265,000	1,283,425
5.500%, 11/15/2032	1,170,000	1,202,267
Discovery Communications LLC 4.000%, 09/15/2055	673,000	435,180
T-Mobile USA, Inc.
2.250%, 02/15/2026	1,345,000	1,223,492
2.875%, 02/15/2031	262,000	217,355
3.500%, 04/15/2031	173,000	149,764
4.950%, 03/15/2028	1,277,000	1,253,554
5.050%, 07/15/2033	2,236,000	2,154,732
5.650%, 01/15/2053	1,373,000	1,346,004
Verizon Communications, Inc.
2.355%, 03/15/2032	1,601,000	1,258,630
2.650%, 11/20/2040	806,000	545,908
3.875%, 03/01/2052	640,000	490,045
WarnerMedia Holdings, Inc.
5.050%, 03/15/2042 (D)	1,264,000	1,024,011
5.141%, 03/15/2052 (D)	2,408,000	1,887,640
5.391%, 03/15/2062 (D)	1,436,000	1,120,095
		22,763,040
Consumer discretionary – 1.2%
Amazon.com, Inc.
2.875%, 05/12/2041	403,000	300,395
4.700%, 12/01/2032	1,572,000	1,553,980
Ford Motor Company 4.750%, 01/15/2043	123,000	89,703
Ford Motor Credit Company LLC
2.700%, 08/10/2026	1,032,000	898,080
2.900%, 02/10/2029	957,000	778,988
7.350%, 03/06/2030	378,000	382,785
General Motors Company
5.200%, 04/01/2045	514,000	423,856
5.400%, 10/15/2029	1,508,000	1,448,056
General Motors Financial Company, Inc. 3.100%, 01/12/2032	619,000	492,657
Hyundai Capital America
0.800%, 01/08/2024 (D)	506,000	485,578
1.300%, 01/08/2026 (D)	1,214,000	1,075,123
Lowe's Companies, Inc.
4.250%, 04/01/2052	1,207,000	950,372

The accompanying notes are an integral part of the financial statements.	18

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Lowe's Companies, Inc. (continued)
5.625%, 04/15/2053	$2,842,000	$2,720,264
Target Corp.
4.400%, 01/15/2033	1,728,000	1,638,934
4.800%, 01/15/2053	1,280,000	1,196,109
The Home Depot, Inc.
2.375%, 03/15/2051	919,000	550,944
3.125%, 12/15/2049	1,115,000	791,353
3.300%, 04/15/2040	238,000	189,530
3.625%, 04/15/2052	572,000	437,996
4.500%, 09/15/2032 (E)	1,206,000	1,162,669
4.950%, 09/15/2052	1,258,000	1,208,437
The Trustees of the University of Pennsylvania 3.610%, 02/15/2119	954,000	667,399
		19,443,208
Consumer staples – 1.5%
Anheuser-Busch Companies LLC
4.700%, 02/01/2036	3,550,000	3,332,134
4.900%, 02/01/2046	2,205,000	2,022,590
Anheuser-Busch InBev Worldwide, Inc. 4.375%, 04/15/2038	1,707,000	1,526,367
Bunge, Ltd. Finance Corp. 1.630%, 08/17/2025	660,000	601,583
Colgate-Palmolive Company 4.600%, 03/01/2033	1,924,000	1,922,415
PepsiCo, Inc.
4.450%, 05/15/2028 to 02/15/2033	3,522,000	3,478,062
4.650%, 02/15/2053	960,000	939,661
Philip Morris International, Inc.
4.875%, 02/13/2026 to 02/15/2028	3,825,000	3,754,589
5.000%, 11/17/2025	1,359,000	1,351,013
5.125%, 11/17/2027 to 02/15/2030	3,775,000	3,728,731
5.375%, 02/15/2033	1,390,000	1,366,655
5.750%, 11/17/2032	1,021,000	1,032,886
Walmart, Inc. 4.500%, 09/09/2052	460,000	433,508
		25,490,194
Energy – 1.5%
Aker BP ASA
2.000%, 07/15/2026 (D)	1,416,000	1,256,029
3.100%, 07/15/2031 (D)	1,601,000	1,310,768
3.750%, 01/15/2030 (D)	185,000	163,235
4.000%, 01/15/2031 (D)	655,000	576,132
BP Capital Markets America, Inc. 4.812%, 02/13/2033	3,518,000	3,455,594
Energy Transfer LP
4.400%, 03/15/2027	284,000	271,304
4.950%, 05/15/2028	2,120,000	2,041,643
5.300%, 04/15/2047	1,658,000	1,407,345
5.400%, 10/01/2047	488,000	419,551
5.750%, 02/15/2033	2,331,000	2,293,191
6.125%, 12/15/2045	512,000	479,242
Exxon Mobil Corp.
3.452%, 04/15/2051	1,611,000	1,228,696
4.327%, 03/19/2050	2,120,000	1,881,846
Galaxy Pipeline Assets Bidco, Ltd.
1.750%, 09/30/2027 (D)	1,049,090	966,705
2.160%, 03/31/2034 (D)	1,194,661	1,008,250
2.625%, 03/31/2036 (D)	817,000	645,688
2.940%, 09/30/2040 (D)	480,365	378,119
MPLX LP
4.950%, 03/14/2052	865,000	719,248
5.000%, 03/01/2033	1,928,000	1,808,905
5.650%, 03/01/2053	321,000	295,573
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Petroleos Mexicanos
2.378%, 04/15/2025	$218,750	$213,750
2.460%, 12/15/2025	1,020,300	989,820
Targa Resources Partners LP
4.875%, 02/01/2031	1,350,000	1,225,895
5.500%, 03/01/2030	339,000	321,099
		25,357,628
Financials – 7.4%
Antares Holdings LP 3.750%, 07/15/2027 (D)	1,518,000	1,279,867
Aon Corp. 5.350%, 02/28/2033	770,000	769,711
Athene Global Funding
2.500%, 03/24/2028 (D)	735,000	624,606
2.646%, 10/04/2031 (D)	1,120,000	871,336
Bank of America Corp.
1.530%, (1.530% to 12-6-24, then SOFR + 0.650%), 12/06/2025	5,342,000	4,965,811
1.658%, (1.658% to 3-11-26, then SOFR + 0.910%), 03/11/2027	4,566,000	4,066,098
1.734%, (1.734% to 7-22-26, then SOFR + 0.960%), 07/22/2027	4,139,000	3,645,554
2.687%, (2.687% to 4-22-31, then SOFR + 1.320%), 04/22/2032	4,404,000	3,571,796
3.419%, (3.419% to 12-20-27, then 3 month LIBOR + 1.040%), 12/20/2028	3,189,000	2,902,576
5.015%, (5.015% to 7-22-32, then SOFR + 2.160%), 07/22/2033	1,330,000	1,279,597
5.080%, (5.080% to 1-20-26, then SOFR + 1.290%), 01/20/2027	2,826,000	2,796,470
6.204%, (6.204% to 11-10-27, then SOFR + 1.990%), 11/10/2028	3,118,000	3,205,857
Barclays PLC 7.437%, (7.437% to 11-2-32, then 1 Year CMT + 3.500%), 11/02/2033	3,602,000	3,888,865
Blackstone Holdings Finance Company LLC 6.200%, 04/22/2033 (D)	1,465,000	1,503,244
Brighthouse Financial, Inc. 3.850%, 12/22/2051	568,000	374,536
Citigroup, Inc.
4.910%, (4.910% to 5-24-32, then SOFR + 2.086%), 05/24/2033	1,626,000	1,540,933
6.270%, (6.270% to 11-17-32, then SOFR + 2.338%), 11/17/2033	3,147,000	3,295,752
Cooperatieve Rabobank UA 5.564%, (5.564% to 2-28-28, then 1 Year CMT + 1.400%), 02/28/2029 (D)	4,492,000	4,467,477
Credit Suisse Group AG 9.016%, (9.016% to 11-15-32, then SOFR + 5.020%), 11/15/2033 (D)	1,553,000	1,630,926
Deutsche Bank AG 3.742%, (3.742% to 10-7-31, then SOFR + 2.257%), 01/07/2033	2,622,000	2,008,906
Enstar Group, Ltd. 3.100%, 09/01/2031	1,194,000	906,758
JPMorgan Chase & Co.
1.040%, (1.040% to 2-4-26, then 3 month CME Term SOFR + 0.695%), 02/04/2027	5,759,000	5,057,132
1.045%, (1.045% to 11-19-25, then SOFR + 0.800%), 11/19/2026	1,785,000	1,580,867
1.470%, (1.470% to 9-22-26, then SOFR + 0.765%), 09/22/2027	1,432,000	1,241,430

The accompanying notes are an integral part of the financial statements.	19

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (continued)
1.561%, (1.561% to 12-10-24, then SOFR + 0.605%), 12/10/2025	$6,092,000	$5,662,471
1.578%, (1.578% to 4-22-26, then SOFR + 0.885%), 04/22/2027	1,424,000	1,259,760
2.182%, (2.182% to 6-1-27, then SOFR + 1.890%), 06/01/2028	1,763,000	1,542,389
4.323%, (4.323% to 4-26-27, then SOFR + 1.560%), 04/26/2028	938,000	899,247
4.565%, (4.565% to 6-14-29, then SOFR + 1.750%), 06/14/2030	1,455,000	1,383,826
4.912%, (4.912% to 7-25-32, then SOFR + 2.080%), 07/25/2033	1,204,000	1,152,842
KeyBank NA 5.000%, 01/26/2033	702,000	674,991
Liberty Mutual Group, Inc. 5.500%, 06/15/2052 (D)	559,000	523,808
Lloyds Banking Group PLC
4.976%, (4.976% to 8-11-32, then 1 Year CMT + 2.300%), 08/11/2033	608,000	566,299
5.871%, (5.871% to 3-6-28, then 1 Year CMT + 1.700%), 03/06/2029	1,924,000	1,924,372
Marsh & McLennan Companies, Inc. 6.250%, 11/01/2052	316,000	350,726
Mitsubishi UFJ Financial Group, Inc.
5.422%, (5.422% to 2-22-28, then 1 Year CMT + 1.380%), 02/22/2029	1,317,000	1,307,834
5.441%, (5.441% to 2-22-33, then 1 Year CMT + 1.630%), 02/22/2034	1,442,000	1,417,349
5.475%, (5.475% to 2-22-30, then 1 Year CMT + 1.530%), 02/22/2031	807,000	798,942
5.719%, (5.719% to 2-20-25, then 1 Year CMT + 1.080%), 02/20/2026	5,129,000	5,121,861
Mizuho Financial Group, Inc.
5.667%, (5.667% to 5-27-28, then 1 Year CMT + 1.500%), 05/27/2029	1,925,000	1,921,309
5.739%, (5.739% to 5-27-30, then 1 Year CMT + 1.650%), 05/27/2031	1,318,000	1,316,074
5.754%, (5.754% to 5-27-33, then 1 Year CMT + 1.800%), 05/27/2034	1,621,000	1,612,981
Morgan Stanley
0.790%, (0.790% to 5-30-24, then SOFR + 0.525%), 05/30/2025	3,710,000	3,474,201
0.791%, (0.791% to 1-22-24, then SOFR + 0.509%), 01/22/2025	3,672,000	3,511,329
0.864%, (0.864% to 10-21-24, then SOFR + 0.745%), 10/21/2025	317,000	291,997
0.985%, (0.985% to 12-10-25, then SOFR + 0.720%), 12/10/2026	2,928,000	2,575,465
1.512%, (1.512% to 7-20-26, then SOFR + 0.858%), 07/20/2027	2,239,000	1,954,469
5.123%, (5.123% to 2-1-28, then SOFR + 1.730%), 02/01/2029	1,601,000	1,572,197
6.342%, (6.342% to 10-18-32, then SOFR + 2.560%), 10/18/2033	3,144,000	3,314,421
National Australia Bank, Ltd. 6.429%, 01/12/2033 (D)	1,264,000	1,277,328
SBL Holdings, Inc. 5.000%, 02/18/2031 (D)	1,991,000	1,630,794
Stewart Information Services Corp. 3.600%, 11/15/2031	775,000	599,843
Sumitomo Mitsui Financial Group, Inc.
5.520%, 01/13/2028	2,474,000	2,467,465
5.710%, 01/13/2030	2,563,000	2,582,705
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc. 1.948%, (1.948% to 10-21-26, then SOFR + 0.913%), 10/21/2027	$1,426,000	$1,249,098
Trust Fibra Uno 6.390%, 01/15/2050 (D)	682,000	532,527
UBS Group AG 5.959%, (5.959% to 1-12-33, then 1 Year CMT + 2.200%), 01/12/2034 (D)	1,473,000	1,474,984
Wells Fargo & Company
3.526%, (3.526% to 3-24-27, then SOFR + 1.510%), 03/24/2028	6,011,000	5,566,174
4.897%, (4.897% to 7-25-32, then SOFR + 2.100%), 07/25/2033	1,225,000	1,170,042
		122,158,225
Health care – 3.3%
Abbott Laboratories
1.400%, 06/30/2030	1,441,000	1,153,571
4.750%, 11/30/2036	962,000	956,504
AbbVie, Inc.
4.050%, 11/21/2039	680,000	573,561
4.250%, 11/21/2049	3,888,000	3,237,549
4.300%, 05/14/2036	417,000	375,014
4.450%, 05/14/2046	425,000	364,132
4.550%, 03/15/2035	960,000	892,805
Amgen, Inc.
4.200%, 03/01/2033	1,540,000	1,416,218
5.150%, 03/02/2028 (C)	2,564,000	2,553,855
5.250%, 03/02/2025 to 03/02/2033 (C)	5,450,000	5,428,573
5.650%, 03/02/2053 (C)	2,591,000	2,569,673
5.750%, 03/02/2063 (C)	321,000	316,571
Astrazeneca Finance LLC
4.875%, 03/03/2028 to 03/03/2033	3,208,000	3,200,597
4.900%, 03/03/2030	1,925,000	1,917,108
Bristol-Myers Squibb Company 2.550%, 11/13/2050	1,665,000	1,059,242
Centene Corp.
2.500%, 03/01/2031	538,000	419,301
3.000%, 10/15/2030	1,291,000	1,054,657
CVS Health Corp.
3.000%, 08/15/2026	620,000	575,272
4.875%, 07/20/2035	189,000	177,585
DH Europe Finance II Sarl 2.200%, 11/15/2024	1,575,000	1,498,660
Eli Lilly & Company
4.700%, 02/27/2033	1,284,000	1,277,255
4.875%, 02/27/2053	963,000	961,385
4.950%, 02/27/2063	449,000	446,378
Gilead Sciences, Inc.
1.650%, 10/01/2030	577,000	456,581
2.600%, 10/01/2040	996,000	693,533
2.800%, 10/01/2050	1,581,000	1,026,695
4.000%, 09/01/2036	512,000	450,825
GSK Consumer Healthcare Capital US LLC
3.375%, 03/24/2027 to 03/24/2029	1,207,000	1,100,673
3.625%, 03/24/2032	1,490,000	1,301,492
HCA, Inc. 4.625%, 03/15/2052 (D)	2,616,000	2,058,107
Pfizer, Inc. 2.550%, 05/28/2040	321,000	231,982
Roche Holdings, Inc.
2.076%, 12/13/2031 (D)	3,985,000	3,231,099
2.607%, 12/13/2051 (D)	759,000	498,720

The accompanying notes are an integral part of the financial statements.	20

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/2023	$473,000	$465,995
Takeda Pharmaceutical Company, Ltd. 4.400%, 11/26/2023	349,000	345,633
The Cigna Group
4.900%, 12/15/2048	639,000	574,716
5.400%, 03/15/2033	3,208,000	3,204,984
UnitedHealth Group, Inc.
2.750%, 05/15/2040	440,000	320,395
3.050%, 05/15/2041	302,000	226,928
3.250%, 05/15/2051	954,000	683,230
4.000%, 05/15/2029	883,000	837,183
5.250%, 02/15/2028	963,000	976,097
5.350%, 02/15/2033	1,872,000	1,915,008
5.875%, 02/15/2053	1,529,000	1,649,350
		54,674,692
Industrials – 2.4%
Adani International Container Terminal Private, Ltd. 3.000%, 02/16/2031 (D)	468,750	350,146
AerCap Ireland Capital DAC 1.150%, 10/29/2023	6,519,000	6,325,815
Canadian National Railway Company
3.850%, 08/05/2032	905,000	830,395
4.400%, 08/05/2052	604,000	538,536
Canadian Pacific Railway Company
1.350%, 12/02/2024	1,426,000	1,329,283
1.750%, 12/02/2026	276,000	244,419
3.000%, 12/02/2041	282,000	213,623
Crowley Conro LLC 4.181%, 08/15/2043	748,863	696,089
Delta Air Lines, Inc. 4.750%, 10/20/2028 (D)	3,387,000	3,216,689
John Deere Capital Corp.
4.150%, 09/15/2027	3,022,000	2,937,020
4.850%, 10/11/2029	1,055,000	1,055,090
4.900%, 03/03/2028	1,604,000	1,600,384
5.050%, 03/03/2026	2,245,000	2,245,312
Lockheed Martin Corp. 5.700%, 11/15/2054	1,281,000	1,386,385
Norfolk Southern Corp.
4.450%, 03/01/2033	971,000	911,876
4.550%, 06/01/2053	257,000	221,900
Northrop Grumman Corp.
4.400%, 05/01/2030	2,051,000	1,958,838
4.700%, 03/15/2033	1,325,000	1,277,684
4.950%, 03/15/2053	947,000	892,551
Quanta Services, Inc. 0.950%, 10/01/2024	1,144,000	1,058,674
Raytheon Technologies Corp.
5.000%, 02/27/2026	993,000	991,511
5.150%, 02/27/2033	1,987,000	1,976,984
5.375%, 02/27/2053	1,324,000	1,329,756
The Boeing Company
2.196%, 02/04/2026	2,177,000	1,977,478
3.250%, 02/01/2035	706,000	543,455
3.750%, 02/01/2050	1,258,000	885,008
5.930%, 05/01/2060	975,000	910,473
Union Pacific Corp.
2.375%, 05/20/2031	610,000	505,231
2.800%, 02/14/2032	828,000	700,149
3.375%, 02/14/2042	689,000	541,220
		39,651,974
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology – 2.5%
Advanced Micro Devices, Inc. 3.924%, 06/01/2032 (E)	$1,851,000	$1,715,117
Apple, Inc.
2.375%, 02/08/2041	468,000	330,870
2.400%, 08/20/2050	73,000	46,307
2.650%, 05/11/2050 to 02/08/2051	1,278,000	856,410
2.800%, 02/08/2061	409,000	262,372
3.250%, 08/08/2029	468,000	430,409
3.950%, 08/08/2052	1,860,000	1,584,496
4.100%, 08/08/2062	904,000	765,730
Broadcom, Inc.
2.450%, 02/15/2031 (D)	1,003,000	794,767
3.150%, 11/15/2025	752,000	708,174
3.419%, 04/15/2033 (D)	825,000	664,205
3.469%, 04/15/2034 (D)	645,000	510,499
4.926%, 05/15/2037 (D)	917,000	797,633
Dell International LLC
5.250%, 02/01/2028	2,270,000	2,233,784
6.100%, 07/15/2027	584,000	600,095
Fiserv, Inc.
5.449%, 03/02/2028	1,924,000	1,921,330
5.599%, 03/02/2033	1,283,000	1,280,707
Intel Corp.
2.800%, 08/12/2041	1,500,000	1,021,341
5.625%, 02/10/2043	831,000	811,077
5.700%, 02/10/2053	1,923,000	1,879,109
5.900%, 02/10/2063	894,000	879,897
KLA Corp.
3.300%, 03/01/2050	526,000	381,989
4.950%, 07/15/2052	535,000	505,945
Microsoft Corp.
2.525%, 06/01/2050	704,000	470,131
2.921%, 03/17/2052	1,280,000	920,870
NVIDIA Corp.
2.000%, 06/15/2031	641,000	518,292
2.850%, 04/01/2030	2,348,000	2,068,980
NXP BV
2.500%, 05/11/2031	641,000	506,288
3.250%, 05/11/2041	630,000	437,748
4.400%, 06/01/2027	696,000	666,332
Oracle Corp.
3.950%, 03/25/2051	1,213,000	871,277
4.000%, 07/15/2046	1,114,000	813,246
4.375%, 05/15/2055	388,000	294,315
4.900%, 02/06/2033	1,642,000	1,550,855
5.550%, 02/06/2053	854,000	782,547
6.900%, 11/09/2052	2,082,000	2,248,467
Qualcomm, Inc. 6.000%, 05/20/2053	1,445,000	1,559,328
VMware, Inc.
0.600%, 08/15/2023	2,808,000	2,746,970
1.000%, 08/15/2024	1,994,000	1,863,107
1.400%, 08/15/2026	1,866,000	1,611,520
4.700%, 05/15/2030	1,153,000	1,079,324
Xilinx, Inc. 2.375%, 06/01/2030	492,000	414,556
		42,406,416
Materials – 1.0%
Anglo American Capital PLC
3.875%, 03/16/2029 (D)	1,480,000	1,329,920
4.750%, 03/16/2052 (D)	1,154,000	954,578
BHP Billiton Finance USA, Ltd.
4.750%, 02/28/2028	2,567,000	2,536,237
4.875%, 02/27/2026	3,209,000	3,187,745
4.900%, 02/28/2033	1,604,000	1,597,555

The accompanying notes are an integral part of the financial statements.	21

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Freeport-McMoRan, Inc. 5.250%, 09/01/2029	$1,788,000	$1,727,154
Glencore Finance Canada, Ltd.
5.550%, 10/25/2042 (D)	289,000	267,645
6.000%, 11/15/2041 (D)	234,000	229,882
6.900%, 11/15/2037 (D)	663,000	716,452
Glencore Funding LLC
2.625%, 09/23/2031 (D)	1,414,000	1,126,291
3.875%, 04/27/2051 (D)	361,000	266,914
4.875%, 03/12/2029 (D)	510,000	492,722
Rohm and Haas Company 7.850%, 07/15/2029	995,000	1,102,467
The Dow Chemical Company
6.900%, 05/15/2053	601,000	671,703
7.375%, 11/01/2029	572,000	635,181
		16,842,446
Real estate – 1.6%
Agree LP
2.000%, 06/15/2028	1,200,000	994,824
2.600%, 06/15/2033	274,000	209,130
4.800%, 10/01/2032	603,000	563,987
American Homes 4 Rent LP
3.625%, 04/15/2032	1,105,000	933,546
4.300%, 04/15/2052	496,000	380,128
American Tower Corp.
3.125%, 01/15/2027	603,000	553,492
5.500%, 03/15/2028	1,283,000	1,279,074
Brixmor Operating Partnership LP 2.500%, 08/16/2031	668,000	519,184
Crown Castle, Inc.
1.050%, 07/15/2026	1,722,000	1,490,865
2.900%, 03/15/2027 to 04/01/2041	1,566,000	1,276,208
5.000%, 01/11/2028	2,558,000	2,519,193
Essex Portfolio LP
1.700%, 03/01/2028	1,446,000	1,207,836
2.550%, 06/15/2031	571,000	455,826
Federal Realty Investment Trust 3.950%, 01/15/2024	764,000	752,729
GLP Capital LP 5.300%, 01/15/2029	558,000	527,807
Invitation Homes Operating Partnership LP
2.000%, 08/15/2031	191,000	143,269
4.150%, 04/15/2032	1,100,000	967,636
Kimco Realty Corp. 4.600%, 02/01/2033	962,000	884,130
Mid-America Apartments LP
3.950%, 03/15/2029	555,000	521,290
4.300%, 10/15/2023	566,000	562,794
Realty Income Corp.
2.200%, 06/15/2028	593,000	511,915
2.850%, 12/15/2032	800,000	657,092
3.650%, 01/15/2028	301,000	281,925
4.850%, 03/15/2030	767,000	743,985
5.625%, 10/13/2032	1,754,000	1,787,847
Regency Centers LP 2.950%, 09/15/2029	1,513,000	1,273,669
STORE Capital Corp.
2.700%, 12/01/2031	385,000	279,958
2.750%, 11/18/2030	977,000	737,902
4.500%, 03/15/2028	1,477,000	1,316,223
4.625%, 03/15/2029	706,000	622,965
Sun Communities Operating LP 4.200%, 04/15/2032	1,105,000	980,237
		25,936,666
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities – 2.2%
American Electric Power Company, Inc. 5.625%, 03/01/2033	$1,283,000	$1,282,293
American Transmission Systems, Inc. 2.650%, 01/15/2032 (D)	400,000	327,783
Baltimore Gas and Electric Company 2.250%, 06/15/2031	856,000	692,429
CenterPoint Energy Houston Electric LLC 3.600%, 03/01/2052	632,000	490,288
Commonwealth Edison Company 5.300%, 02/01/2053	258,000	256,432
Consolidated Edison Company of New York, Inc. 5.200%, 03/01/2033	1,797,000	1,797,191
Consumers Energy Company
2.500%, 05/01/2060	491,000	275,597
2.650%, 08/15/2052	384,000	244,020
Dominion Energy, Inc.
3.375%, 04/01/2030	640,000	559,852
5.375%, 11/15/2032	610,000	598,621
DTE Electric Company
2.950%, 03/01/2050	999,000	680,311
3.650%, 03/01/2052	458,000	354,485
5.200%, 04/01/2033	1,283,000	1,284,336
Duke Energy Carolinas LLC
2.550%, 04/15/2031	582,000	484,806
2.850%, 03/15/2032	1,063,000	890,788
3.550%, 03/15/2052	774,000	576,970
5.350%, 01/15/2053	1,283,000	1,264,361
Duke Energy Corp.
2.550%, 06/15/2031	628,000	505,791
3.500%, 06/15/2051	177,000	123,711
Duke Energy Florida LLC 2.400%, 12/15/2031	853,000	693,037
Duke Energy Progress LLC 2.500%, 08/15/2050	864,000	516,615
Entergy Arkansas LLC
2.650%, 06/15/2051	771,000	479,673
5.150%, 01/15/2033	1,284,000	1,277,336
Eversource Energy 1.650%, 08/15/2030	972,000	749,554
Exelon Corp.
5.150%, 03/15/2028	898,000	890,020
5.300%, 03/15/2033	1,604,000	1,583,873
5.600%, 03/15/2053	771,000	752,775
Israel Electric Corp., Ltd. 3.750%, 02/22/2032 (D)	490,000	421,560
Jersey Central Power & Light Company 2.750%, 03/01/2032 (D)	940,000	767,526
Metropolitan Edison Company 4.300%, 01/15/2029 (D)	1,006,000	937,887
MidAmerican Energy Company 2.700%, 08/01/2052	742,000	480,177
Mississippi Power Company
3.100%, 07/30/2051	1,026,000	672,452
3.950%, 03/30/2028	708,000	666,690
4.250%, 03/15/2042	393,000	321,307
NSTAR Electric Company
3.100%, 06/01/2051	529,000	369,264
4.550%, 06/01/2052	695,000	625,588
Pacific Gas & Electric Company
2.100%, 08/01/2027	459,000	390,898
3.950%, 12/01/2047	1,981,000	1,350,883
4.200%, 06/01/2041	498,000	373,844
4.500%, 07/01/2040	295,000	231,100
4.750%, 02/15/2044	288,000	225,531

The accompanying notes are an integral part of the financial statements.	22

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Pacific Gas & Electric Company (continued)
4.950%, 07/01/2050	$2,740,000	$2,163,220
PECO Energy Company 2.850%, 09/15/2051	1,032,000	681,038
Pennsylvania Electric Company 3.250%, 03/15/2028 (D)	834,000	754,209
Public Service Company of Oklahoma 3.150%, 08/15/2051	580,000	386,334
Public Service Electric & Gas Company
1.900%, 08/15/2031	1,148,000	913,475
2.050%, 08/01/2050	238,000	135,299
2.700%, 05/01/2050	467,000	306,795
Public Service Enterprise Group, Inc.
1.600%, 08/15/2030	659,000	509,114
2.450%, 11/15/2031	741,000	592,663
Southern California Edison Company 4.125%, 03/01/2048	645,000	512,454
Trans-Allegheny Interstate Line Company 3.850%, 06/01/2025 (D)	404,000	387,538
Virginia Electric and Power Company
2.950%, 11/15/2051	856,000	564,302
4.625%, 05/15/2052	519,000	456,263
Wisconsin Electric Power Company 4.750%, 09/30/2032	859,000	839,540
		36,669,899
TOTAL CORPORATE BONDS (Cost $464,399,574)		$431,394,388
MUNICIPAL BONDS – 0.2%
Board of Regents of the University of Texas System 2.439%, 08/15/2049	600,000	400,521
County of Clark Department of Aviation (Nevada) 6.820%, 07/01/2045	1,115,000	1,357,779
North Texas Tollway Authority 6.718%, 01/01/2049	459,000	568,571
Ohio State University 4.800%, 06/01/2111	600,000	542,557
Port Authority of New York & New Jersey 4.458%, 10/01/2062	1,010,000	920,882
TOTAL MUNICIPAL BONDS (Cost $4,182,688)		$3,790,310
COLLATERALIZED MORTGAGE OBLIGATIONS – 9.3%
Commercial and residential – 3.8%
3650R Commercial Mortgage Trust Series 2021-PF1, Class A5 2.522%, 11/15/2054	816,000	662,411
Angel Oak Mortgage Trust LLC
Series 2020-2, Class A1A, 2.531%, 01/26/2065 (D)(F)	235,753	215,707
Series 2020-5, Class A1, 1.373%, 05/25/2065 (D)(F)	232,120	210,666
Series 2021-6, Class A1, 1.458%, 09/25/2066 (D)(F)	868,014	698,440
BANK
Series 2022-BNK44, Class A5, 5.746%, 11/15/2055 (F)	1,373,000	1,443,052
Series 2023-BNK45, Class A5, 5.203%, 02/15/2056	682,000	686,869
Barclays Commercial Mortgage Trust Series 2019-C3, Class A3 3.319%, 05/15/2052	897,000	814,169
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BBCMS Mortgage Trust Series 2018-C2, Class ASB 4.236%, 12/15/2051	$375,000	$362,273
Benchmark Mortgage Trust Series 2019-B13, Class A4 2.952%, 08/15/2057	704,000	616,094
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (D)	747,944	694,425
BX Commercial Mortgage Trust
Series 2021-VOLT, Class A (1 month LIBOR + 0.700%), 5.288%, 09/15/2036 (A)(D)	3,519,000	3,434,384
Series 2021-XL2, Class A (1 month LIBOR + 0.689%), 5.277%, 10/15/2038 (A)(D)	1,619,898	1,579,412
CFCRE Commercial Mortgage Trust Series 2017-C8, Class ASB 3.367%, 06/15/2050	446,505	426,475
Citigroup Commercial Mortgage Trust Series 2022-GC48, Class A5 4.580%, 05/15/2054 (F)	1,054,000	1,015,369
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (D)(F)	1,142,200	903,328
Series 2021-4, Class A1, 1.397%, 10/25/2066 (D)(F)	1,233,861	992,372
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2013-CR10, Class A4, 4.210%, 08/10/2046 (F)	45,000	44,876
Series 2013-CR11, Class A4, 4.258%, 08/10/2050	4,514,000	4,469,929
Series 2013-CR13, Class A4, 4.194%, 11/10/2046 (F)	612,000	602,537
Series 2014-UBS4, Class A4, 3.420%, 08/10/2047	1,279,000	1,239,244
Series 2015-LC19, Class A3, 2.922%, 02/10/2048	2,889,169	2,765,307
Series 2015-LC23, Class A3, 3.521%, 10/10/2048	649,000	618,932
CSAIL Commercial Mortgage Trust
Series 2019-C16, Class A2, 3.067%, 06/15/2052	615,000	543,026
Series 2021-C20, Class A3, 2.805%, 03/15/2054	510,000	428,004
EQUS Mortgage Trust Series 2021-EQAZ, Class A (1 month LIBOR + 0.755%) 5.343%, 10/15/2038 (A)(D)	1,387,972	1,354,052
FIVE Mortgage Trust Series 2023-V1, Class A3 5.668%, 02/10/2056	1,528,000	1,555,524
GS Mortgage Securities Trust
Series 2013-GC14, Class A5, 4.243%, 08/10/2046	718,000	713,852
Series 2014-GC18, Class A4, 4.074%, 01/10/2047	1,530,000	1,499,611
Series 2015-GC32, Class A3, 3.498%, 07/10/2048	665,361	633,666
Series 2020-GC47, Class A5, 2.377%, 05/12/2053	625,000	522,384
Series 2020-GSA2, Class A4, 1.721%, 12/12/2053	1,786,000	1,417,707

The accompanying notes are an integral part of the financial statements.	23

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (D)	$1,360,792	$1,322,777
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class A5, 3.664%, 07/15/2045	1,093,284	1,087,621
Series 2013-C17, Class A4, 4.199%, 01/15/2047	353,000	348,261
Series 2014-C23, Class A4, 3.670%, 09/15/2047	532,099	516,064
Series 2015-C28, Class A3, 2.912%, 10/15/2048	2,354,897	2,236,817
Series 2015-C30, Class A5, 3.822%, 07/15/2048	981,000	934,532
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class A4, 4.166%, 12/15/2046	1,578,000	1,558,919
Series 2016-JP4, Class A3, 3.393%, 12/15/2049	346,000	321,214
Med Trust Series 2021-MDLN, Class A (1 month LIBOR + 0.950%) 5.538%, 11/15/2038 (A)(D)	2,229,377	2,175,055
MFA Trust Series 2021-NQM2, Class A1 1.029%, 11/25/2064 (D)(F)	502,818	410,041
Morgan Stanley Capital I Trust
Series 2019-L2, Class A3, 3.806%, 03/15/2052	907,000	837,515
Series 2020-HR8, Class A3, 1.790%, 07/15/2053	982,000	784,090
New Residential Mortgage Loan Trust Series 2019-NQM4, Class A1 2.492%, 09/25/2059 (D)(F)	390,976	357,858
NewRez Warehouse Securitization Trust Series 2021-1, Class A (1 month LIBOR + 0.750%) 5.367%, 05/25/2055 (A)(D)	3,312,000	3,276,014
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.275%, 02/25/2050 (D)(F)	144,736	137,499
Series 2020-3, Class A1, 1.486%, 04/25/2065 (D)(F)	589,691	551,119
Series 2020-INV1, Class A1, 1.027%, 11/25/2055 (D)(F)	549,211	481,554
Series 2021-1, Class A1, 1.219%, 05/25/2065 (D)(F)	763,838	671,202
Series 2021-4, Class A1, 1.162%, 08/25/2056 (D)(F)	1,165,518	967,278
Verus Securitization Trust
Series 2019-INV2, Class A1, 2.913%, 07/25/2059 (D)(F)	344,532	333,273
Series 2019-INV3, Class A1, 2.692%, 11/25/2059 (D)(F)	577,409	547,457
Series 2020-1, Class A1 (2.417% to 1-25-24, then 3.417% thereafter), 2.417%, 01/25/2060 (D)	145,035	136,846
Series 2020-2, Class A1, 2.226%, 05/25/2060 (D)(F)	325,481	312,061
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Verus Securitization Trust (continued)
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter), 1.218%, 05/25/2065 (D)	$268,525	$243,319
Series 2021-1, Class A1, 0.815%, 01/25/2066 (D)(F)	953,343	791,413
Series 2021-3, Class A1, 1.046%, 06/25/2066 (D)(F)	850,363	705,576
Series 2021-4, Class A1, 0.938%, 07/25/2066 (D)(F)	1,020,245	810,657
Series 2021-5, Class A1, 1.013%, 09/25/2066 (D)(F)	3,497,737	2,804,281
Series 2021-7, Class A1, 1.829%, 10/25/2066 (D)(F)	1,562,146	1,310,095
Series 2021-8, Class A1, 1.824%, 11/25/2066 (D)(F)	1,104,695	941,057
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (D)(F)	809,914	724,703
Series 2021-R3, Class A1, 1.020%, 04/25/2064 (D)(F)	527,045	469,328
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (D)	601,042	542,041
		62,811,634
U.S. Government Agency – 5.5%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	1,679,254	1,515,907
Series 4205, Class PA, 1.750%, 05/15/2043	862,882	734,332
Series 4742, Class PA, 3.000%, 10/15/2047	1,177,475	1,064,081
Series 4880, Class DA, 3.000%, 05/15/2050	1,750,042	1,590,412
Series 5091, Class AB, 1.500%, 03/25/2051	2,531,070	2,026,730
Series 5119, Class AB, 1.500%, 08/25/2049	577,610	456,156
Series 5119, Class QF (1 month SOFR + 0.200%), 4.684%, 06/25/2051 (A)	1,527,148	1,468,740
Series 5143, Class GA, 2.000%, 06/25/2049	764,924	628,867
Series 5178, Class TP, 2.500%, 04/25/2049	1,537,991	1,322,416
Series 5182, Class M, 2.500%, 05/25/2049	956,520	844,353
Series 5201, Class CA, 2.500%, 07/25/2048	1,357,218	1,207,658
Series 5202, Class LA, 2.500%, 05/25/2049	1,419,279	1,229,494
Series 5203, Class G, 2.500%, 11/25/2048	630,752	549,640
Series K144, Class A2, 2.450%, 04/25/2032	1,436,000	1,225,521
Series K145, Class A2, 2.580%, 05/25/2032	1,436,000	1,231,446
Series K146, Class A2, 2.920%, 06/25/2032	2,584,000	2,280,441
Series K147, Class A2, 3.000%, 06/25/2032 (F)	2,696,000	2,394,832
Series KG07, Class A2, 3.123%, 08/25/2032 (F)	1,436,000	1,285,151

The accompanying notes are an integral part of the financial statements.	24

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
Series 1998-61, Class PL, 6.000%, 11/25/2028	$103,612	$104,657
Series 2012-151, Class NX, 1.500%, 01/25/2043	808,776	680,714
Series 2013-11, Class AP, 1.500%, 01/25/2043	3,195,955	2,818,168
Series 2013-43, Class BP, 1.750%, 05/25/2043	1,084,008	924,118
Series 2014-25, Class EL, 3.000%, 05/25/2044	960,308	866,147
Series 2015-84, Class PA, 1.700%, 08/25/2033	3,449,722	3,094,696
Series 2016-48, Class MA, 2.000%, 06/25/2038	3,257,803	2,922,399
Series 2016-57, Class PC, 1.750%, 06/25/2046	6,341,188	5,253,168
Series 2017-13, Class PA, 3.000%, 08/25/2046	799,552	733,362
Series 2017-M7, Class A2, 2.961%, 02/25/2027 (F)	484,675	452,728
Series 2018-14, Class KC, 3.000%, 03/25/2048	1,247,080	1,156,431
Series 2018-8, Class KL, 2.500%, 03/25/2047	860,516	750,970
Series 2018-85, Class EA, 3.500%, 12/25/2048	812,798	768,163
Series 2018-85, Class FE (1 month LIBOR + 0.300%), 4.917%, 12/25/2048 (A)	2,341,241	2,291,012
Series 2019-15, Class FA (1 month LIBOR + 0.500%), 5.117%, 04/25/2049 (A)	582,190	573,485
Series 2019-25, Class PA, 3.000%, 05/25/2048	2,376,264	2,160,163
Series 2019-8, Class GA, 3.000%, 03/25/2049	3,441,122	3,094,133
Series 2020-34, Class F (1 month LIBOR + 0.450%), 5.067%, 06/25/2050 (A)	790,074	771,289
Series 2020-45, Class JL, 3.000%, 07/25/2040	2,337,710	2,106,549
Series 2020-48, Class AB, 2.000%, 07/25/2050	1,231,055	1,015,416
Series 2020-48, Class DA, 2.000%, 07/25/2050	3,748,766	3,118,796
Series 2021-27, Class EC, 1.500%, 05/25/2051	4,423,104	3,618,115
Series 2021-78, Class ND, 1.500%, 11/25/2051	1,820,884	1,491,144
Series 2021-78, Class PA, 2.500%, 11/25/2051	1,074,541	933,687
Series 2022-11, Class A, 2.500%, 07/25/2047	2,868,521	2,558,945
Series 2022-28, Class CA, 2.000%, 01/25/2048	1,151,107	1,012,572
Series 2022-M13, Class A2, 2.593%, 06/25/2032 (F)	1,165,000	1,006,408
Series 414, Class A35, 3.500%, 10/25/2042	907,633	842,512
Government National Mortgage Association
Series 2012-141, Class WA, 4.521%, 11/16/2041 (F)	277,555	271,770
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-167, Class BQ, 2.500%, 08/20/2044	$810,450	$737,844
Series 2021-23, Class MG, 1.500%, 02/20/2051	3,559,814	2,925,513
Series 2021-27, Class BD, 5.000%, 02/20/2051	904,734	907,260
Series 2021-27, Class CW, 5.001%, 02/20/2051 (F)	1,319,496	1,306,137
Series 2021-27, Class NT, 5.000%, 02/20/2051	1,040,680	1,014,001
Series 2021-27, Class Q, 5.000%, 02/20/2051	914,588	893,379
Series 2021-8, Class CY, 5.000%, 01/20/2051	940,358	931,434
Series 2022-107, Class C, 2.500%, 06/20/2051	3,939,394	3,388,857
Series 2022-197, Class LF (1 month SOFR + 0.700%), 5.126%, 11/20/2052 (A)	3,991,776	4,010,641
Series 2022-205, Class A, 2.000%, 09/20/2051	1,585,283	1,284,771
Series 2022-31, Class GH, 2.500%, 12/20/2049	3,041,796	2,698,975
Series 2022-84, Class A, 2.500%, 01/20/2052	1,164,308	994,256
		91,540,962
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $169,297,241)		$154,352,596
ASSET BACKED SECURITIES – 10.8%
Ally Auto Receivables Trust
Series 2022-1, Class A3 3.310%, 11/15/2026	1,404,000	1,364,963
Series 2022-3, Class A4 5.070%, 06/15/2031	666,000	667,037
American Express Credit Account Master Trust
Series 2022-3, Class A 3.750%, 08/15/2027	1,149,000	1,115,373
Series 2022-4, Class A 4.950%, 10/15/2027	1,591,000	1,590,871
AmeriCredit Automobile Receivables Trust
Series 2022-1, Class A3 2.450%, 11/18/2026	459,000	441,919
Series 2022-2, Class A3 4.380%, 04/18/2028	1,232,000	1,213,168
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A 2.360%, 03/20/2026 (D)	1,054,000	991,501
Series 2020-1A, Class A 2.330%, 08/20/2026 (D)	869,000	806,873
Series 2021-2A, Class A 1.660%, 02/20/2028 (D)	2,483,000	2,156,731
Series 2022-4A, Class A 4.770%, 02/20/2029 (D)	1,104,000	1,071,034
Series 2023-1A, Class A 5.250%, 04/20/2029 (D)	3,069,000	3,035,855
Series 2023-2A, Class A 5.200%, 10/20/2027 (D)	1,535,000	1,513,516

The accompanying notes are an integral part of the financial statements.	25

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
BA Credit Card Trust Series 2022-A1, Class A1 3.530%, 11/15/2027	$2,085,000	$2,016,460
BMW Vehicle Lease Trust
Series 2023-1, Class A3 5.160%, 11/25/2025	1,145,000	1,143,577
Series 2023-1, Class A4 5.070%, 06/25/2026	960,000	955,427
Capital One Multi-Asset Execution Trust
Series 2021-A2, Class A2 1.390%, 07/15/2030	856,000	723,154
Series 2022-A2, Class A 3.490%, 05/15/2027	1,749,000	1,691,424
Series 2022-A3, Class A 4.950%, 10/15/2027	1,526,000	1,525,054
Capital One Prime Auto Receivables Trust
Series 2023-1, Class A3 4.870%, 02/15/2028	3,984,000	3,959,478
Series 2023-1, Class A4 4.760%, 08/15/2028	1,328,000	1,316,857
Chase Auto Owner Trust Series 2022-AA, Class A4 3.990%, 03/27/2028 (D)	814,000	790,541
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month LIBOR + 1.650%) 6.267%, 11/26/2046 (A)(D)	482,511	473,895
Series 2018-A, Class A2 4.130%, 12/26/2047 (D)	621,946	579,666
Series 2019-A, Class A2 3.280%, 12/28/2048 (D)	689,993	624,385
Series 2021-A, Class A2 1.600%, 07/25/2051 (D)	851,952	735,615
Discover Card Execution Note Trust Series 2022-A3, Class A3 3.560%, 07/15/2027	5,317,000	5,141,957
Enterprise Fleet Financing LLC
Series 2023-1, Class A2 5.680%, 01/22/2029 (D)	1,916,000	1,917,198
Series 2023-1, Class A3 5.590%, 10/22/2029 (D)	1,181,000	1,182,107
Ford Credit Auto Lease Trust
Series 2022-A, Class A4 3.370%, 07/15/2025	438,000	426,746
Series 2023-A, Class A3 4.940%, 03/15/2026	2,042,000	2,031,336
Series 2023-A, Class A4 4.830%, 05/15/2026	1,021,000	1,012,898
Ford Credit Auto Owner Trust
Series 2022-1, Class A 3.880%, 11/15/2034 (D)	3,760,000	3,583,166
Series 2022-A, Class A3 1.290%, 06/15/2026	747,000	711,322
Series 2022-C, Class A4 4.590%, 12/15/2027	2,083,000	2,061,136
Series 2022-D, Class A4 5.300%, 03/15/2028	603,000	605,747
Series 2023-1, Class A 4.850%, 08/15/2035 (D)	4,967,000	4,912,924
GM Financial Automobile Leasing Trust
Series 2022-2, Class A3 3.420%, 06/20/2025	692,000	676,500
Series 2023-1, Class A3 5.160%, 04/20/2026	1,019,000	1,018,345
Series 2023-1, Class A4 5.160%, 01/20/2027	1,433,000	1,426,503
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
GM Financial Consumer Automobile Receivables Trust
Series 2022-2, Class A3 3.100%, 02/16/2027	$3,183,000	$3,076,385
Series 2022-2, Class A4 3.250%, 04/17/2028	1,698,000	1,619,648
Series 2022-4, Class A3 4.820%, 08/16/2027	1,750,000	1,736,567
GM Financial Revolving Receivables Trust Series 2022-1, Class A 5.910%, 10/11/2035 (D)	1,576,000	1,628,550
Hertz Vehicle Financing III LLC Series 2023-2A, Class A 5.570%, 09/25/2029 (D)	3,193,000	3,188,385
Hertz Vehicle Financing LLC
Series 2021-2A, Class A 1.680%, 12/27/2027 (D)	1,441,000	1,254,675
Series 2022-1A, Class A 1.990%, 06/25/2026 (D)	2,942,000	2,720,913
Series 2022-2A, Class A 2.330%, 06/26/2028 (D)	1,628,000	1,435,868
Series 2022-4A, Class A 3.730%, 09/25/2026 (D)	1,680,000	1,605,117
Honda Auto Receivables Owner Trust
Series 2022-2, Class A4 3.760%, 12/18/2028	778,000	749,908
Series 2023-1, Class A3 5.040%, 04/21/2027	3,462,000	3,455,437
Series 2023-1, Class A4 4.970%, 06/21/2029	1,664,000	1,663,062
Hyundai Auto Lease Securitization Trust
Series 2022-C, Class A4 4.480%, 08/17/2026 (D)	1,705,000	1,674,687
Series 2023-A, Class A4 4.940%, 11/16/2026 (D)	837,000	829,535
Hyundai Auto Receivables Trust
Series 2021-C, Class A4 1.030%, 12/15/2027	963,000	874,976
Series 2022-A, Class A3 2.220%, 10/15/2026	1,779,000	1,699,186
Series 2022-A, Class A4 2.350%, 04/17/2028	606,000	564,848
Series 2022-C, Class A4 5.520%, 10/16/2028	1,388,000	1,402,694
Mercedes-Benz Auto Receivables Trust
Series 2022-1, Class A4 5.250%, 02/15/2029	1,392,000	1,400,901
Series 2023-1, Class A3 4.510%, 11/15/2027	1,397,000	1,380,211
Series 2023-1, Class A4 4.310%, 04/16/2029	1,131,000	1,102,079
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month LIBOR + 1.600%) 6.188%, 10/15/2031 (A)(D)	700,157	700,653
Series 2016-AA, Class A2B (1 month LIBOR + 2.150%) 6.738%, 12/15/2045 (A)(D)	182,691	183,998
Series 2020-IA, Class A1A 1.330%, 04/15/2069 (D)	2,316,941	2,026,159
Navient Private Education Refi Loan Trust
Series 2018-A, Class A2 3.190%, 02/18/2042 (D)	158,267	157,233
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (D)	754,581	721,428
Series 2019-CA, Class A2 3.130%, 02/15/2068 (D)	1,402,712	1,320,697

The accompanying notes are an integral part of the financial statements.	26

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust (continued)
Series 2019-D, Class A2A 3.010%, 12/15/2059 (D)	$2,021,983	$1,858,335
Series 2019-FA, Class A2 2.600%, 08/15/2068 (D)	1,062,846	977,482
Series 2020-BA, Class A2 2.120%, 01/15/2069 (D)	502,738	454,175
Series 2020-EA, Class A 1.690%, 05/15/2069 (D)	143,321	128,262
Series 2020-GA, Class A 1.170%, 09/16/2069 (D)	51,341	45,606
Series 2020-HA, Class A 1.310%, 01/15/2069 (D)	711,607	646,182
Series 2021-A, Class A 0.840%, 05/15/2069 (D)	527,394	457,496
Series 2021-BA, Class A 0.940%, 07/15/2069 (D)	440,016	379,613
Series 2021-CA, Class A 1.060%, 10/15/2069 (D)	116,689	101,170
Series 2021-EA, Class A 0.970%, 12/16/2069 (D)	2,959,900	2,490,997
Series 2021-FA, Class A 1.110%, 02/18/2070 (D)	1,571,723	1,333,901
Series 2021-GA, Class A 1.580%, 04/15/2070 (D)	460,403	399,075
Series 2022-A, Class A 2.230%, 07/15/2070 (D)	3,900,453	3,422,330
Navient Student Loan Trust
Series 2019-BA, Class A2A 3.390%, 12/15/2059 (D)	1,228,956	1,160,849
Series 2021-3A, Class A1A 1.770%, 08/25/2070 (D)	1,709,285	1,468,591
Nelnet Student Loan Trust
Series 2004-3, Class A5 (3 month LIBOR + 0.180%) 4.998%, 10/27/2036 (A)	151,390	147,834
Series 2004-4, Class A5 (3 month LIBOR + 0.160%) 4.978%, 01/25/2037 (A)	1,373,575	1,351,793
Series 2005-1, Class A5 (3 month LIBOR + 0.110%) 4.928%, 10/25/2033 (A)	2,740,838	2,678,841
Series 2005-2, Class A5 (3 month LIBOR + 0.100%) 4.853%, 03/23/2037 (A)	3,127,880	3,058,976
Series 2005-3, Class A5 (3 month LIBOR + 0.120%) 4.873%, 12/24/2035 (A)	2,274,304	2,228,495
Series 2005-4, Class A4 (3 month LIBOR + 0.180%) 4.933%, 03/22/2032 (A)	367,397	357,971
Nissan Auto Lease Trust Series 2023-A, Class A4 4.800%, 07/15/2027	1,022,000	1,011,663
Nissan Auto Receivables Owner Trust Series 2022-B, Class A4 4.450%, 11/15/2029	820,000	804,917
PenFed Auto Receivables Owner Trust
Series 2022-A, Class A3 3.960%, 04/15/2026 (D)	1,216,000	1,195,144
Series 2022-A, Class A4 4.180%, 12/15/2028 (D)	598,000	585,403
Santander Drive Auto Receivables Trust
Series 2022-2, Class A3 2.980%, 10/15/2026	3,333,000	3,286,357
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2022-3, Class A3 3.400%, 12/15/2026	$1,251,000	$1,232,055
Series 2022-4, Class A3 4.140%, 02/16/2027	1,697,000	1,674,132
Series 2022-5, Class A3 4.110%, 08/17/2026	1,434,000	1,416,388
Series 2022-6, Class A3 4.490%, 11/16/2026	3,031,000	2,995,639
Series 2022-7, Class A3 5.750%, 04/15/2027	1,010,000	1,017,534
SMB Private Education Loan Trust
Series 2016-B, Class A2A 2.430%, 02/17/2032 (D)	113,131	108,435
Series 2016-B, Class A2B (1 month LIBOR + 1.450%) 6.038%, 02/17/2032 (A)(D)	77,083	76,657
Series 2018-C, Class A2A 3.630%, 11/15/2035 (D)	589,293	562,482
Series 2019-A, Class A2A 3.440%, 07/15/2036 (D)	3,485,992	3,320,509
Series 2020-B, Class A1A 1.290%, 07/15/2053 (D)	956,105	849,210
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (D)	1,377,562	1,223,516
Series 2020-PTB, Class A2A 1.600%, 09/15/2054 (D)	4,124,756	3,669,846
Series 2021-A, Class APT1 1.070%, 01/15/2053 (D)	3,260,891	2,804,587
Series 2021-B, Class A 1.310%, 07/17/2051 (D)	856,601	761,685
Series 2021-D, Class A1A 1.340%, 03/17/2053 (D)	2,589,853	2,301,360
Series 2021-E, Class A1A 1.680%, 02/15/2051 (D)	1,911,954	1,729,095
Series 2022-D, Class A1B (1 month SOFR + 1.800%) 6.201%, 10/15/2058 (A)(D)	1,430,110	1,431,087
SoFi Professional Loan Program LLC
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (D)	233,737	223,179
Series 2017-E, Class A2B 2.720%, 11/26/2040 (D)	141,027	140,312
Series 2020-C, Class AFX 1.950%, 02/15/2046 (D)	161,892	146,441
Series 2021-A, Class AFX 1.030%, 08/17/2043 (D)	548,462	455,704
Series 2021-B, Class AFX 1.140%, 02/15/2047 (D)	1,253,123	1,030,672
Synchrony Card Funding LLC
Series 2022-A1, Class A 3.370%, 04/15/2028	1,600,000	1,543,360
Series 2022-A2, Class A 3.860%, 07/15/2028	902,000	877,398
T-Mobile US Trust Series 2022-1A, Class A 4.910%, 05/22/2028 (D)	2,340,000	2,327,270
Toyota Auto Loan Extended Note Trust Series 2022-1A, Class A 3.820%, 04/25/2035 (D)	1,489,000	1,418,806
Toyota Auto Receivables Owner Trust
Series 2022-B, Class A4 3.110%, 08/16/2027	1,267,000	1,203,447
Series 2022-C, Class A4 3.770%, 02/15/2028	1,299,000	1,254,239

The accompanying notes are an integral part of the financial statements.	27

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Toyota Auto Receivables Owner Trust (continued)
Series 2022-D, Class A4 5.430%, 04/17/2028	$757,000	$767,300
Series 2023-A, Class A4 4.420%, 08/15/2028	1,064,000	1,041,419
Triton Container Finance VIII LLC Series 2020-1A, Class A 2.110%, 09/20/2045 (D)	523,630	451,316
Verizon Master Trust
Series 2022-2, Class A 1.530%, 07/20/2028	1,023,000	955,256
Series 2022-4, Class A (3.400% to 6-20-25, then 4.150% thereafter) 3.400%, 11/20/2028	2,260,000	2,179,551
Series 2022-6, Class A (3.670% to 7-20-25, then 4.420% thereafter) 3.670%, 01/22/2029	2,106,000	2,038,520
Series 2023-1, Class A (4.490% to 1-20-26, then 5.240% thereafter) 4.490%, 01/22/2029	2,468,000	2,433,821
TOTAL ASSET BACKED SECURITIES (Cost $187,611,659)		$179,079,745
SHORT-TERM INVESTMENTS – 3.6%
Short-term funds – 3.6%
John Hancock Collateral Trust, 4.5832% (G)(H)	116,498	1,164,452
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.4192% (G)	58,369,045	58,369,045
TOTAL SHORT-TERM INVESTMENTS (Cost $59,533,626)		$59,533,497
Total Investments (Core Bond Fund) (Cost $1,898,855,567) – 107.3%		$1,781,529,185
Other assets and liabilities, net – (7.3%)		(121,312,252)
TOTAL NET ASSETS – 100.0%		$1,660,216,933
SALE COMMITMENTS OUTSTANDING - (0.6)%
U.S. Government Agency – (0.6%)
Federal National Mortgage Association 3.500%, TBA (C)	$(11,400,000)	$(10,379,351)
TOTAL SALE COMMITMENTS OUTSTANDING (Proceeds received $10,541,422)		$(10,379,351)
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $169,963,172 or 10.2% of the fund's net assets as of 2-28-23.
Core Bond Fund (continued)
(E)	All or a portion of this security is on loan as of 2-28-23.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 2-28-23.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Health Sciences Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 98.4%
Consumer discretionary – 0.1%
Specialty retail – 0.1%
Warby Parker, Inc., Class A (A)	31,063	$404,130
Health care – 98.2%
Biotechnology – 29.7%
2seventy bio, Inc. (A)	16,524	222,909
Aadi Bioscience, Inc. (A)	4,411	47,506
AbbVie, Inc.	32,680	5,029,452
ACADIA Pharmaceuticals, Inc. (A)	27,495	568,872
ADC Therapeutics SA (A)	30,034	108,122
Agios Pharmaceuticals, Inc. (A)	9,345	236,522
Akero Therapeutics, Inc. (A)	14,039	638,915
Alector, Inc. (A)	15,178	129,620
Allakos, Inc. (A)	21,130	125,724
Allogene Therapeutics, Inc. (A)	46,738	296,786
Alnylam Pharmaceuticals, Inc. (A)	31,770	6,082,367
Apellis Pharmaceuticals, Inc. (A)	25,535	1,672,032
Arcus Biosciences, Inc. (A)	10,575	192,571
Ardelyx, Inc. (A)	59,604	171,660
Argenx SE, ADR (A)	13,859	5,072,671
Ascendis Pharma A/S, ADR (A)	17,275	1,919,080
Aura Biosciences, Inc. (A)	11,763	117,512
Avidity Biosciences, Inc. (A)	36,946	875,620
BeiGene, Ltd., ADR (A)	6,906	1,551,295
Bicycle Therapeutics PLC, ADR (A)	7,776	176,748
Biogen, Inc. (A)	8,944	2,413,628
Biohaven, Ltd. (A)	20,237	309,221
BioMarin Pharmaceutical, Inc. (A)	18,104	1,802,977
BioNTech SE, ADR	6,074	789,924
Blueprint Medicines Corp. (A)	26,946	1,141,702
C4 Therapeutics, Inc. (A)	15,753	83,018
Celldex Therapeutics, Inc. (A)	14,043	600,900
Centessa Pharmaceuticals PLC, ADR (A)	34,369	120,979
Cerevel Therapeutics Holdings, Inc. (A)	35,004	934,257
CRISPR Therapeutics AG (A)	7,107	350,517
CureVac NV (A)	35,420	306,029
Cytokinetics, Inc. (A)	10,328	447,822
Day One Biopharmaceuticals, Inc. (A)	14,310	263,590
Deciphera Pharmaceuticals, Inc. (A)	14,003	203,044
Denali Therapeutics, Inc. (A)	22,086	599,635
Dyne Therapeutics, Inc. (A)	4,600	59,248
Enanta Pharmaceuticals, Inc. (A)	3,435	166,598
Entrada Therapeutics, Inc. (A)	15,167	193,379
Exact Sciences Corp. (A)	23,743	1,479,901
Exelixis, Inc. (A)	44,567	761,204
Exscientia PLC, ADR (A)	8,984	58,486
Fate Therapeutics, Inc. (A)	22,456	137,431
FibroGen, Inc. (A)	12,925	286,935
F-star Therapeutics, Inc. (A)	1,835	9,817
Galapagos NV, ADR (A)	3,633	136,183
Generation Bio Company (A)	45,593	180,548
Genmab A/S (A)	4,936	1,857,165
Gossamer Bio, Inc. (A)	15,631	27,042

The accompanying notes are an integral part of the financial statements.	28

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
IGM Biosciences, Inc. (A)	11,067	$232,628
Immatics NV (A)	18,386	155,729
Immuneering Corp., Class A (A)	37,514	183,443
Immunocore Holdings PLC, ADR (A)	21,647	1,187,338
Immunovant, Inc. (A)	11,104	193,987
Incyte Corp. (A)	18,705	1,439,911
Insmed, Inc. (A)	51,103	1,041,479
Intellia Therapeutics, Inc. (A)	8,896	357,352
Ionis Pharmaceuticals, Inc. (A)	22,709	815,253
Iovance Biotherapeutics, Inc. (A)	39,305	286,533
IVERIC bio, Inc. (A)	54,190	1,126,068
Karuna Therapeutics, Inc. (A)	12,305	2,453,863
Keros Therapeutics, Inc. (A)	5,007	266,473
Kodiak Sciences, Inc. (A)	17,745	115,343
Kronos Bio, Inc. (A)	2,694	4,688
Kymera Therapeutics, Inc. (A)	19,426	609,588
Legend Biotech Corp., ADR (A)	15,067	695,794
LianBio, ADR (A)	47,800	88,430
Lyell Immunopharma, Inc. (A)	45,207	97,195
MeiraGTx Holdings PLC (A)	12,164	93,906
Mirati Therapeutics, Inc. (A)	15,322	702,360
Moderna, Inc. (A)	12,363	1,716,108
Monte Rosa Therapeutics, Inc. (A)	35,064	213,189
MoonLake Immunotherapeutics (A)	17,736	340,354
Morphic Holding, Inc. (A)	6,757	287,308
Neurocrine Biosciences, Inc. (A)	7,567	780,158
Nuvalent, Inc., Class A (A)	5,692	172,411
Prelude Therapeutics, Inc. (A)	5,546	31,390
Prime Medicine, Inc. (A)	14,441	237,266
Progenics Pharmaceuticals, Inc. (A)(B)	33,200	38,210
Prometheus Biosciences, Inc. (A)	8,566	1,048,393
Protagonist Therapeutics, Inc. (A)	9,483	153,814
Prothena Corp. PLC (A)	14,058	783,874
PTC Therapeutics, Inc. (A)	7,083	309,315
RAPT Therapeutics, Inc. (A)	18,326	539,701
Regeneron Pharmaceuticals, Inc. (A)	14,260	10,843,589
REGENXBIO, Inc. (A)	5,547	123,421
Relay Therapeutics, Inc. (A)	41,209	665,525
Replimune Group, Inc. (A)	31,946	699,617
REVOLUTION Medicines, Inc. (A)	31,521	843,502
Rocket Pharmaceuticals, Inc. (A)	14,022	269,363
Sage Therapeutics, Inc. (A)	12,334	513,588
Sana Biotechnology, Inc. (A)	51,869	190,359
Sarepta Therapeutics, Inc. (A)	11,476	1,401,564
Scholar Rock Holding Corp. (A)	43,766	375,512
Seagen, Inc. (A)	16,659	2,993,456
Senti Biosciences, Inc. (A)	26,772	40,158
SpringWorks Therapeutics, Inc. (A)	3,743	119,402
Stoke Therapeutics, Inc. (A)	11,180	99,390
Tenaya Therapeutics, Inc. (A)	33,831	103,861
Twist Bioscience Corp. (A)	8,301	161,537
Ultragenyx Pharmaceutical, Inc. (A)	28,464	1,266,363
Vertex Pharmaceuticals, Inc. (A)	24,591	7,138,521
Voyager Therapeutics, Inc. (A)	18,592	133,491
Xencor, Inc. (A)	18,574	596,783
Zai Lab, Ltd., ADR (A)	14,388	534,514
Zentalis Pharmaceuticals, Inc. (A)	15,693	297,068
		89,166,600
Health care equipment and supplies – 15.2%
Becton, Dickinson and Company	23,430	5,495,507
DexCom, Inc. (A)	23,008	2,554,118
GE HealthCare Technologies, Inc. (A)	13,507	1,026,532
Hologic, Inc. (A)	37,299	2,970,492
Inari Medical, Inc. (A)	9,166	515,679
Insulet Corp. (A)	8,605	2,378,078
Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Intuitive Surgical, Inc. (A)	33,921	$7,781,138
iRhythm Technologies, Inc. (A)	4,701	553,214
Lantheus Holdings, Inc. (A)	4,549	336,444
Nevro Corp. (A)	5,273	165,783
Novocure, Ltd. (A)	28,959	2,228,974
Orchestra Biomed Holdings, Inc. (A)	19,166	179,202
Paragon 28, Inc. (A)	10,136	178,495
Penumbra, Inc. (A)	13,358	3,472,946
PROCEPT BioRobotics Corp. (A)	15,266	571,712
QuidelOrtho Corp. (A)	8,168	710,126
Shockwave Medical, Inc. (A)	11,330	2,155,419
STERIS PLC	4,487	843,691
Stryker Corp.	28,931	7,605,381
Teleflex, Inc.	6,209	1,479,170
The Cooper Companies, Inc.	2,509	820,368
Zimmer Biomet Holdings, Inc.	12,032	1,490,404
		45,512,873
Health care providers and services – 19.6%
agilon health, Inc. (A)	22,905	485,815
Alignment Healthcare, Inc. (A)	31,904	317,126
AmerisourceBergen Corp.	4,766	741,399
Centene Corp. (A)	44,484	3,042,706
Elevance Health, Inc.	20,794	9,766,318
GeneDx Holdings Corp. (A)	32,652	16,326
Guardant Health, Inc. (A)	23,074	712,756
HCA Healthcare, Inc.	12,766	3,107,883
Humana, Inc.	12,813	6,342,691
McKesson Corp.	2,492	871,727
Molina Healthcare, Inc. (A)	15,284	4,208,144
Option Care Health, Inc. (A)	14,779	453,272
Surgery Partners, Inc. (A)	15,276	510,982
The Cigna Group	14,077	4,111,892
UnitedHealth Group, Inc.	50,560	24,063,524
		58,752,561
Health care technology – 1.0%
Certara, Inc. (A)	11,909	215,791
Doximity, Inc., Class A (A)	26,843	902,730
Schrodinger, Inc. (A)	4,300	93,439
Sophia Genetics SA (A)	31,768	82,597
Veeva Systems, Inc., Class A (A)	11,112	1,840,814
		3,135,371
Life sciences tools and services – 16.1%
10X Genomics, Inc., Class A (A)	26,056	1,238,181
Adaptive Biotechnologies Corp. (A)	23,474	200,703
Agilent Technologies, Inc.	42,616	6,050,194
Avantor, Inc. (A)	83,298	2,029,972
Bio-Techne Corp.	7,676	557,585
Bruker Corp.	36,440	2,511,445
Charles River Laboratories International, Inc. (A)	7,715	1,692,208
Danaher Corp.	36,777	9,103,411
Evotec SE (A)	13,450	241,172
Illumina, Inc. (A)	6,354	1,265,717
IQVIA Holdings, Inc. (A)	4,137	862,440
Mettler-Toledo International, Inc. (A)	997	1,429,409
Olink Holding AB, ADR (A)	43,234	1,013,405
Pacific Biosciences of California, Inc. (A)	60,892	552,899
Rapid Micro Biosystems, Inc., Class A (A)	18,669	19,976
Repligen Corp. (A)	4,395	766,356
Seer, Inc. (A)	31,895	130,451
Thermo Fisher Scientific, Inc.	29,328	15,888,737
West Pharmaceutical Services, Inc.	7,320	2,320,660

The accompanying notes are an integral part of the financial statements.	29

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
WuXi Biologics Cayman, Inc. (A)(C)	68,000	$476,010
		48,350,931
Pharmaceuticals – 16.6%
Amylyx Pharmaceuticals, Inc. (A)	800	27,856
Arvinas, Inc. (A)	11,764	360,567
AstraZeneca PLC, ADR	155,872	10,159,737
Axsome Therapeutics, Inc. (A)	2,013	137,266
Catalent, Inc. (A)	19,222	1,311,325
Daiichi Sankyo Company, Ltd.	71,100	2,239,390
DICE Therapeutics, Inc. (A)	16,049	478,902
Eisai Company, Ltd.	8,100	437,503
Eli Lilly & Company	31,501	9,803,741
Johnson & Johnson	3,900	597,714
Longboard Pharmaceuticals, Inc. (A)	9,431	49,041
Merck & Company, Inc.	100,731	10,701,661
Novo Nordisk A/S, ADR	4,548	641,223
Nuvation Bio, Inc. (A)	11,900	23,086
Pfizer, Inc.	144,881	5,877,822
Pliant Therapeutics, Inc. (A)	13,397	426,828
Reata Pharmaceuticals, Inc., Class A (A)	1,692	52,740
Relmada Therapeutics, Inc. (A)	2,900	10,440
Roche Holding AG	7,399	2,133,419
Royalty Pharma PLC, Class A	34,291	1,229,332
Structure Therapeutics, Inc. (A)	7,815	199,751
Theseus Pharmaceuticals, Inc. (A)	25,222	234,060
Third Harmonic Bio, Inc. (A)	7,369	31,245
Ventyx Biosciences, Inc. (A)	16,363	707,700
Viatris, Inc.	38,121	434,579
Zoetis, Inc.	8,268	1,380,756
		49,687,684
		294,606,020
Materials – 0.1%
Chemicals – 0.1%
Ginkgo Bioworks Holdings, Inc. (A)	91,101	133,918
TOTAL COMMON STOCKS (Cost $215,770,476)		$295,144,068
PREFERRED SECURITIES – 0.7%
Health care – 0.7%
Life sciences tools and services – 0.7%
Sartorius AG	4,817	2,046,107
TOTAL PREFERRED SECURITIES (Cost $892,110)		$2,046,107
WARRANTS – 0.0%
EQRx, Inc. (Expiration Date: 12-20-26; Strike Price: $11.50) (A)	6,524	1,621
GeneDx Holdings Corp. (Expiration Date: 7-22-26; Strike Price: $11.50) (A)	7,150	187
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (A)	2,900	1,015
TOTAL WARRANTS (Cost $42,435)		$2,823
SHORT-TERM INVESTMENTS – 0.5%
Short-term funds – 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.4192% (D)	1,409,590	1,409,590
T. Rowe Price Government Reserve Fund, 4.5920% (D)	34,138	34,138
TOTAL SHORT-TERM INVESTMENTS (Cost $1,443,728)		$1,443,728
Total Investments (Health Sciences Fund) (Cost $218,148,749) – 99.6%		$298,636,726
Other assets and liabilities, net – 0.4%		1,276,900
TOTAL NET ASSETS – 100.0%		$299,913,626
Health Sciences Fund (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 2-28-23.
High Yield Fund
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.4%
Argentina – 0.4%
Provincia de Buenos Aires 5.250%, (5.250% to 9-1-23, then 6.375% to 9-1-24, then 6.625% thereafter), 09/01/2037 (A)	$968,484	$370,445
Republic of Argentina
0.500%, (0.500% to 7-9-23, then 0.750% to 7-9-27, then 1.750% thereafter), 07/09/2030	716,203	231,908
1.000%, 07/09/2029	54,775	16,991
1.500%, (1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035	476,895	135,580
		754,924
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,233,385)		$754,924
CORPORATE BONDS – 82.4%
Communication services – 10.8%
Accelerate360 Holdings LLC 8.000%, 03/01/2028 (A)	873,000	916,650
Allen Media LLC 10.500%, 02/15/2028 (A)	1,860,000	799,800
Altice Financing SA 5.750%, 08/15/2029 (A)	1,050,000	858,701
Altice France Holding SA 10.500%, 05/15/2027 (A)	770,000	635,966
Altice France SA 5.125%, 07/15/2029 (A)	630,000	487,973
AMC Entertainment Holdings, Inc.
7.500%, 02/15/2029 (A)	930,000	557,321
10.000%, 06/15/2026 (A)	420,000	216,434
CCO Holdings LLC
4.250%, 01/15/2034 (A)	1,440,000	1,077,916
4.500%, 05/01/2032	1,740,000	1,377,123
4.750%, 02/01/2032 (A)	500,000	405,000
Clear Channel Outdoor Holdings, Inc. 7.500%, 06/01/2029 (A)(B)	700,000	567,000
CSC Holdings LLC
4.500%, 11/15/2031 (A)	330,000	234,293
5.000%, 11/15/2031 (A)	430,000	228,975
5.750%, 01/15/2030 (A)	660,000	378,002
6.500%, 02/01/2029 (A)	900,000	762,840
Directv Financing LLC 5.875%, 08/15/2027 (A)	800,000	715,215
DISH DBS Corp.
5.125%, 06/01/2029	1,020,000	602,703
5.750%, 12/01/2028 (A)	1,210,000	966,548
7.750%, 07/01/2026	1,800,000	1,397,250

The accompanying notes are an integral part of the financial statements.	30

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Gannett Holdings LLC 6.000%, 11/01/2026 (A)	$860,000	$722,452
iHeartCommunications, Inc.
4.750%, 01/15/2028 (A)	30,000	25,228
5.250%, 08/15/2027 (A)	780,000	678,772
Match Group Holdings II LLC
3.625%, 10/01/2031 (A)(B)	260,000	203,450
4.625%, 06/01/2028 (A)	440,000	390,833
Playtika Holding Corp. 4.250%, 03/15/2029 (A)	700,000	567,000
Sabre GLBL, Inc. 11.250%, 12/15/2027 (A)	690,000	689,565
Sprint Capital Corp. 8.750%, 03/15/2032	450,000	535,721
Telecom Italia Capital SA 6.000%, 09/30/2034	570,000	476,235
Time Warner Cable LLC 7.300%, 07/01/2038	400,000	400,898
UPC Holding BV 5.500%, 01/15/2028 (A)	400,000	354,000
Urban One, Inc. 7.375%, 02/01/2028 (A)	400,000	356,956
Virgin Media Secured Finance PLC 5.500%, 05/15/2029 (A)	550,000	498,388
Virgin Media Vendor Financing Notes IV DAC 5.000%, 07/15/2028 (A)	510,000	442,641
Vmed O2 UK Financing I PLC 4.750%, 07/15/2031 (A)	500,000	414,100
ZipRecruiter, Inc. 5.000%, 01/15/2030 (A)	430,000	361,200
ZoomInfo Technologies LLC 3.875%, 02/01/2029 (A)	600,000	498,734
		20,801,883
Consumer discretionary – 19.2%
Academy, Ltd. 6.000%, 11/15/2027 (A)	650,000	614,250
Adtalem Global Education, Inc. 5.500%, 03/01/2028 (A)	609,000	560,603
American Axle & Manufacturing, Inc. 5.000%, 10/01/2029	1,000,000	806,807
American News Company LLC 8.500%, (8.500% Cash or 10.000% PIK), 09/01/2026 (A)	684,486	782,025
Bath & Body Works, Inc.
5.250%, 02/01/2028	850,000	791,563
6.625%, 10/01/2030 (A)	340,000	322,058
9.375%, 07/01/2025 (A)	370,000	391,275
Boyne USA, Inc. 4.750%, 05/15/2029 (A)	480,000	424,830
Caesars Entertainment, Inc.
4.625%, 10/15/2029 (A)(B)	530,000	453,309
7.000%, 02/15/2030 (A)	680,000	685,100
8.125%, 07/01/2027 (A)	240,000	242,400
Carnival Corp.
7.625%, 03/01/2026 (A)	500,000	448,863
10.500%, 06/01/2030 (A)(B)	490,000	474,492
Carnival Holdings Bermuda, Ltd. 10.375%, 05/01/2028 (A)	620,000	663,400
Carriage Purchaser, Inc. 7.875%, 10/15/2029 (A)	980,000	732,952
Carriage Services, Inc. 4.250%, 05/15/2029 (A)	720,000	578,837
Carrols Restaurant Group, Inc. 5.875%, 07/01/2029 (A)	470,000	357,200
High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Dornoch Debt Merger Sub, Inc. 6.625%, 10/15/2029 (A)		$550,000	$415,250
Empire Communities Corp. 7.000%, 12/15/2025 (A)		900,000	803,250
Fertitta Entertainment LLC 4.625%, 01/15/2029 (A)		560,000	484,344
Fontainebleau Las Vegas Holdings LLC 11.000%, 06/15/2015 (A)(C)		2,983,778	298
Foot Locker, Inc. 4.000%, 10/01/2029 (A)		760,000	624,797
Ford Motor Company
3.250%, 02/12/2032		530,000	401,797
6.100%, 08/19/2032		1,270,000	1,182,080
Ford Motor Credit Company LLC
4.000%, 11/13/2030		1,430,000	1,191,834
4.950%, 05/28/2027		430,000	400,627
5.113%, 05/03/2029		1,160,000	1,060,356
7.350%, 03/06/2030		520,000	526,583
Full House Resorts, Inc. 8.250%, 02/15/2028 (A)		1,110,000	1,065,519
Marston's Issuer PLC 6.338%, (SONIA + 2.669%), 07/16/2035 (D)	GBP	380,000	351,148
Melco Resorts Finance, Ltd. 5.375%, 12/04/2029 (A)		$650,000	537,231
Mohegan Tribal Gaming Authority 13.250%, 12/15/2027 (A)		650,000	693,518
NCL Corp., Ltd.
5.875%, 02/15/2027 (A)		2,000,000	1,855,000
7.750%, 02/15/2029 (A)		800,000	696,400
8.375%, 02/01/2028 (A)		1,240,000	1,259,809
NMG Holding Company, Inc. 7.125%, 04/01/2026 (A)		680,000	656,200
PetSmart, Inc. 7.750%, 02/15/2029 (A)		250,000	243,875
Royal Caribbean Cruises, Ltd.
5.500%, 08/31/2026 (A)		840,000	771,809
7.250%, 01/15/2030 (A)		970,000	972,425
11.625%, 08/15/2027 (A)		660,000	702,926
Sands China, Ltd. 5.900%, 08/08/2028		200,000	189,397
Sizzling Platter LLC 8.500%, 11/28/2025 (A)		460,000	419,750
Speedway Motorsports LLC 4.875%, 11/01/2027 (A)		590,000	544,263
StoneMor, Inc. 8.500%, 05/15/2029 (A)		1,060,000	766,369
Sugarhouse HSP Gaming Prop Mezz LP 5.875%, 05/15/2025 (A)		280,000	264,007
The Michaels Companies, Inc.
5.250%, 05/01/2028 (A)		540,000	449,404
7.875%, 05/01/2029 (A)		1,140,000	857,850
TopBuild Corp. 3.625%, 03/15/2029 (A)		400,000	333,393
Upbound Group, Inc. 6.375%, 02/15/2029 (A)(B)		930,000	797,819
Viking Cruises, Ltd.
5.875%, 09/15/2027 (A)		310,000	265,837
7.000%, 02/15/2029 (A)(B)		1,590,000	1,367,153
13.000%, 05/15/2025 (A)		1,000,000	1,062,945
VOC Escrow, Ltd. 5.000%, 02/15/2028 (A)		700,000	616,665
WW International, Inc. 4.500%, 04/15/2029 (A)		1,000,000	510,000

The accompanying notes are an integral part of the financial statements.	31

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Wynn Macau, Ltd.
5.125%, 12/15/2029 (A)	$300,000	$246,000
5.625%, 08/26/2028 (A)	1,690,000	1,446,598
Wynn Resorts Finance LLC 7.125%, 02/15/2031 (A)	690,000	688,620
		37,053,110
Consumer staples – 0.8%
Darling Ingredients, Inc. 6.000%, 06/15/2030 (A)	250,000	241,561
Simmons Foods, Inc. 4.625%, 03/01/2029 (A)	700,000	570,500
Triton Water Holdings, Inc. 6.250%, 04/01/2029 (A)	820,000	653,581
		1,465,642
Energy – 11.2%
Berry Petroleum Company LLC 7.000%, 02/15/2026 (A)	1,100,000	1,036,750
Blue Racer Midstream LLC 6.625%, 07/15/2026 (A)	1,100,000	1,072,357
Chord Energy Corp. 6.375%, 06/01/2026 (A)	900,000	867,906
CNX Midstream Partners LP 4.750%, 04/15/2030 (A)	990,000	811,635
Crescent Energy Finance LLC 9.250%, 02/15/2028 (A)	660,000	643,401
Earthstone Energy Holdings LLC 8.000%, 04/15/2027 (A)	180,000	172,406
Endeavor Energy Resources LP 5.750%, 01/30/2028 (A)	490,000	472,850
Energy Transfer LP 6.500%, (6.500% to 11-15-26, then 5 Year CMT + 5.694%), 11/15/2026 (E)	230,000	211,995
EQM Midstream Partners LP
5.500%, 07/15/2028	400,000	357,000
6.500%, 07/15/2048	1,750,000	1,303,540
Genesis Energy LP 8.875%, 04/15/2030	610,000	612,996
Hilcorp Energy I LP 6.250%, 04/15/2032 (A)	670,000	607,549
Howard Midstream Energy Partners LLC 6.750%, 01/15/2027 (A)	810,000	771,306
MEG Energy Corp.
5.875%, 02/01/2029 (A)	350,000	326,435
7.125%, 02/01/2027 (A)	630,000	639,450
Nabors Industries, Ltd. 7.250%, 01/15/2026 (A)	750,000	713,910
Neptune Energy Bondco PLC 6.625%, 05/15/2025 (A)	340,000	330,543
Northern Oil and Gas, Inc. 8.125%, 03/01/2028 (A)	700,000	675,500
Occidental Petroleum Corp.
4.100%, 02/15/2047	160,000	120,000
4.400%, 04/15/2046	240,000	184,134
6.450%, 09/15/2036	330,000	331,650
6.600%, 03/15/2046	520,000	529,168
8.875%, 07/15/2030	600,000	681,510
Permian Resources Operating LLC 5.875%, 07/01/2029 (A)	1,100,000	986,249
Range Resources Corp. 8.250%, 01/15/2029	800,000	821,000
ROCC Holdings LLC 9.250%, 08/15/2026 (A)	1,200,000	1,266,000
Southwestern Energy Company 4.750%, 02/01/2032	1,080,000	928,076
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Summit Midstream Holdings LLC 8.500%, 10/15/2026 (A)	$430,000	$408,284
Tallgrass Energy Partners LP 6.000%, 12/31/2030 (A)	670,000	577,768
Transocean, Inc. 8.750%, 02/15/2030 (A)	790,000	803,825
Venture Global Calcasieu Pass LLC
3.875%, 11/01/2033 (A)	700,000	570,780
6.250%, 01/15/2030 (A)	500,000	493,125
Western Midstream Operating LP
5.450%, 04/01/2044	860,000	724,550
5.500%, 02/01/2050	720,000	587,803
		21,641,451
Financials – 9.5%
Acuris Finance U.S., Inc. 5.000%, 05/01/2028 (A)	350,000	278,688
AFC Gamma, Inc. 5.750%, 05/01/2027 (A)	720,000	571,619
Apollo Commercial Real Estate Finance, Inc. 4.625%, 06/15/2029 (A)	530,000	408,797
Barclays PLC 8.000%, (8.000% to 6-15-24, then 5 Year CMT + 5.672%), 06/15/2024 (E)	400,000	396,000
BNP Paribas SA 7.375%, (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%), 08/19/2025 (A)(E)	820,000	815,785
Bread Financial Holdings, Inc. 4.750%, 12/15/2024 (A)	600,000	556,194
Burford Capital Global Finance LLC
6.250%, 04/15/2028 (A)	700,000	610,325
6.875%, 04/15/2030 (A)	630,000	543,564
Coinbase Global, Inc. 3.625%, 10/01/2031 (A)	720,000	434,218
Credit Suisse Group AG
6.375%, (6.375% to 8-21-26, then 5 Year CMT + 4.822%), 08/21/2026 (A)(E)	1,350,000	997,209
6.537%, (6.537% to 8-12-32, then SOFR + 3.920%), 08/12/2033 (A)	580,000	520,834
9.750%, (9.750% to 6-23-27, then 5 Year CMT + 6.383%), 06/23/2027 (A)(E)	1,030,000	932,047
FirstCash, Inc.
4.625%, 09/01/2028 (A)	530,000	460,422
5.625%, 01/01/2030 (A)	170,000	150,372
Global Aircraft Leasing Company, Ltd. 6.500%, (6.500% Cash or 7.250% PIK), 09/15/2024 (A)	2,464,665	2,228,082
Highlands Holdings Bond Issuer, Ltd. 7.625%, (7.625% Cash or 8.375% PIK), 10/15/2025 (A)	977,637	899,218
Intesa Sanpaolo SpA 4.198%, (4.198% to 6-1-31, then 1 Year CMT + 2.600%), 06/01/2032 (A)	640,000	482,207
Jane Street Group 4.500%, 11/15/2029 (A)	440,000	386,184
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (A)	230,000	195,515
4.750%, 06/15/2029 (A)	490,000	398,455
Midcap Financial Issuer Trust
5.625%, 01/15/2030 (A)	450,000	353,605
6.500%, 05/01/2028 (A)	590,000	508,875

The accompanying notes are an integral part of the financial statements.	32

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
NMI Holdings, Inc. 7.375%, 06/01/2025 (A)	$800,000	$796,000
Rocket Mortgage LLC
3.875%, 03/01/2031 (A)	860,000	670,233
4.000%, 10/15/2033 (A)	890,000	657,975
Ryan Specialty Group LLC 4.375%, 02/01/2030 (A)	670,000	572,824
StoneX Group, Inc. 8.625%, 06/15/2025 (A)	640,000	643,702
UBS Group AG 7.000%, (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%), 01/31/2024 (A)(E)	1,170,000	1,164,364
UniCredit SpA 5.459%, (5.459% to 6-30-30, then 5 Year CMT + 4.750%), 06/30/2035 (A)	790,000	670,199
		18,303,512
Health care – 5.0%
AdaptHealth LLC
4.625%, 08/01/2029 (A)	500,000	419,700
5.125%, 03/01/2030 (A)	800,000	692,000
Akumin, Inc. 7.000%, 11/01/2025 (A)	1,000,000	795,395
AthenaHealth Group, Inc. 6.500%, 02/15/2030 (A)	890,000	703,940
Bausch Health Companies, Inc.
6.125%, 02/01/2027 (A)	460,000	317,400
6.250%, 02/15/2029 (A)	2,081,000	914,088
Cano Health LLC 6.250%, 10/01/2028 (A)	570,000	370,500
Community Health Systems, Inc.
5.250%, 05/15/2030 (A)	420,000	336,050
6.125%, 04/01/2030 (A)	70,000	47,936
6.875%, 04/15/2029 (A)	1,240,000	867,260
Legacy LifePoint Health LLC 6.750%, 04/15/2025 (A)	510,000	487,427
Medline Borrower LP
3.875%, 04/01/2029 (A)	280,000	233,373
5.250%, 10/01/2029 (A)(B)	740,000	607,307
Par Pharmaceutical, Inc. 7.500%, 04/01/2027 (A)(C)	1,870,000	1,407,493
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036	760,000	685,900
Teva Pharmaceutical Finance Netherlands III BV 5.125%, 05/09/2029 (B)	500,000	442,580
U.S. Renal Care, Inc. 10.625%, 07/15/2027 (A)	1,230,000	391,168
		9,719,517
Industrials – 14.3%
Advanced Drainage Systems, Inc. 6.375%, 06/15/2030 (A)	430,000	410,666
Allied Universal Holdco LLC 6.625%, 07/15/2026 (A)	770,000	731,315
Alta Equipment Group, Inc. 5.625%, 04/15/2026 (A)	800,000	748,451
American Airlines, Inc.
5.750%, 04/20/2029 (A)	1,670,000	1,588,362
7.250%, 02/15/2028 (A)	490,000	478,534
11.750%, 07/15/2025 (A)	270,000	296,131
Anagram International, Inc. 10.000%, (0.000% Cash and 10.000% PIK), 08/15/2026 (A)	96,061	76,609
High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
ATS Corp. 4.125%, 12/15/2028 (A)		$460,000	$401,595
Bombardier, Inc.
7.500%, 02/01/2029 (A)		620,000	607,626
7.875%, 04/15/2027 (A)		940,000	934,181
Brundage-Bone Concrete Pumping Holdings, Inc. 6.000%, 02/01/2026 (A)		680,000	632,166
Clean Harbors, Inc. 6.375%, 02/01/2031 (A)		360,000	357,438
CoreCivic, Inc. 8.250%, 04/15/2026		1,000,000	1,012,370
Covanta Holding Corp. 4.875%, 12/01/2029 (A)		570,000	481,454
Doman Building Materials Group, Ltd. 5.250%, 05/15/2026 (A)	CAD	340,000	225,504
GEO Group, Inc. 10.500%, 06/30/2028		$360,000	366,300
H&E Equipment Services, Inc. 3.875%, 12/15/2028 (A)		600,000	515,988
Hawaiian Brand Intellectual Property, Ltd. 5.750%, 01/20/2026 (A)		600,000	557,949
Legends Hospitality Holding Company LLC 5.000%, 02/01/2026 (A)		1,000,000	910,000
Madison IAQ LLC
4.125%, 06/30/2028 (A)		140,000	119,434
5.875%, 06/30/2029 (A)		850,000	676,709
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (A)		495,032	495,032
MIWD Holdco II LLC 5.500%, 02/01/2030 (A)		1,230,000	998,623
Park-Ohio Industries, Inc. 6.625%, 04/15/2027		360,000	273,567
PGT Innovations, Inc. 4.375%, 10/01/2029 (A)		470,000	394,583
PM General Purchaser LLC 9.500%, 10/01/2028 (A)		710,000	648,471
Prime Security Services Borrower LLC 6.250%, 01/15/2028 (A)		1,000,000	927,600
Resideo Funding, Inc. 4.000%, 09/01/2029 (A)		700,000	573,587
Roller Bearing Company of America, Inc. 4.375%, 10/15/2029 (A)		980,000	847,063
Smyrna Ready Mix Concrete LLC 6.000%, 11/01/2028 (A)		1,000,000	887,600
Spirit Loyalty Cayman, Ltd. 8.000%, 09/20/2025 (A)		902,000	905,383
The GEO Group, Inc. 9.500%, 12/31/2028 (A)		1,500,000	1,433,127
Titan International, Inc. 7.000%, 04/30/2028		520,000	492,700
TransDigm, Inc.
4.625%, 01/15/2029		680,000	584,462
5.500%, 11/15/2027		40,000	36,832
6.750%, 08/15/2028 (A)		820,000	815,900
United Airlines 2020-1 Class B Pass Through Trust 4.875%, 01/15/2026		224,285	215,314
United Airlines, Inc. 4.625%, 04/15/2029 (A)		900,000	797,882
United Rentals North America, Inc.
3.875%, 02/15/2031		360,000	308,122
5.250%, 01/15/2030		1,000,000	942,500
6.000%, 12/15/2029 (A)		570,000	570,000

The accompanying notes are an integral part of the financial statements.	33

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Vertiv Group Corp. 4.125%, 11/15/2028 (A)	$920,000	$799,287
VistaJet Malta Finance PLC 6.375%, 02/01/2030 (A)(B)	880,000	770,233
XPO CNW, Inc. 6.700%, 05/01/2034	740,000	672,112
XPO Escrow Sub LLC 7.500%, 11/15/2027 (A)	200,000	202,912
		27,721,674
Information technology – 3.6%
CA Magnum Holdings 5.375%, 10/31/2026 (A)	430,000	396,008
Central Parent, Inc. 7.250%, 06/15/2029 (A)(B)	500,000	488,910
Clarivate Science Holdings Corp. 4.875%, 07/01/2029 (A)	320,000	276,480
CommScope, Inc.
4.750%, 09/01/2029 (A)	1,400,000	1,141,000
8.250%, 03/01/2027 (A)	910,000	773,500
Elastic NV 4.125%, 07/15/2029 (A)	750,000	615,520
Gen Digital, Inc. 7.125%, 09/30/2030 (A)	410,000	399,750
Helios Software Holdings, Inc. 4.625%, 05/01/2028 (A)	400,000	324,516
Open Text Corp. 6.900%, 12/01/2027 (A)	430,000	434,300
Paysafe Finance PLC 4.000%, 06/15/2029 (A)	900,000	716,170
Rackspace Technology Global, Inc. 3.500%, 02/15/2028 (A)	900,000	547,875
Vericast Corp. 11.000%, 09/15/2026 (A)	860,000	922,350
		7,036,379
Materials – 4.5%
ARD Finance SA 6.500%, (6.500% Cash or 7.250% PIK), 06/30/2027 (A)	1,220,000	997,570
Ardagh Metal Packaging Finance USA LLC 4.000%, 09/01/2029 (A)(B)	1,000,000	801,250
Canpack SA 3.875%, 11/15/2029 (A)	750,000	596,171
Cascades, Inc. 5.375%, 01/15/2028 (A)	400,000	362,000
First Quantum Minerals, Ltd. 6.875%, 03/01/2026 to 10/15/2027 (A)	2,470,000	2,324,493
Freeport-McMoRan, Inc. 5.450%, 03/15/2043	1,320,000	1,191,741
Hudbay Minerals, Inc. 6.125%, 04/01/2029 (A)	770,000	679,725
LSF11 A5 HoldCo LLC 6.625%, 10/15/2029 (A)	700,000	591,526
Midwest Vanadium Proprietary, Ltd. 11.500%, 02/15/2018 (A)(C)	1,951,648	4,430
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)(C)	1,140,000	11
Olin Corp. 5.000%, 02/01/2030 (B)	360,000	327,584
Pactiv LLC 8.375%, 04/15/2027	30,000	30,034
Summit Materials LLC 5.250%, 01/15/2029 (A)	870,000	800,400
		8,706,935
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate – 2.6%
Diversified Healthcare Trust
4.375%, 03/01/2031	$500,000	$346,583
4.750%, 02/15/2028	800,000	520,432
9.750%, 06/15/2025	340,000	329,457
Five Point Operating Company LP 7.875%, 11/15/2025 (A)	640,000	577,745
Forestar Group, Inc.
3.850%, 05/15/2026 (A)	580,000	507,574
5.000%, 03/01/2028 (A)	420,000	362,161
IIP Operating Partnership LP 5.500%, 05/25/2026	1,160,000	1,005,071
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/2032 (A)	470,000	387,628
MPT Operating Partnership LP
3.500%, 03/15/2031	300,000	205,638
4.625%, 08/01/2029	250,000	186,875
Service Properties Trust 5.500%, 12/15/2027	640,000	576,776
		5,005,940
Utilities – 0.9%
Suburban Propane Partners LP 5.000%, 06/01/2031 (A)	460,000	382,771
Sunnova Energy Corp. 5.875%, 09/01/2026 (A)	1,100,000	958,540
TransAlta Corp. 7.750%, 11/15/2029	380,000	388,438
		1,729,749
TOTAL CORPORATE BONDS (Cost $187,358,594)		$159,185,792
CONVERTIBLE BONDS – 0.7%
Communication services – 0.2%
DISH Network Corp. 3.375%, 08/15/2026	700,000	447,356
Consumer discretionary – 0.2%
DraftKings Holdings, Inc. 7.430%, 03/15/2028 (F)	530,000	367,290
Industrials – 0.2%
Spirit Airlines, Inc. 1.000%, 05/15/2026	440,000	359,260
Utilities – 0.1%
NextEra Energy Partners LP 2.500%, 06/15/2026 (A)	220,000	199,430
TOTAL CONVERTIBLE BONDS (Cost $1,746,947)		$1,373,336
TERM LOANS (G) – 5.8%
Consumer discretionary – 1.5%
Adtalem Global Education, Inc., 2021 Term Loan B (1 month LIBOR + 4.000%) 8.635%, 08/12/2028	300,953	300,147
Equinox Holdings, Inc. , 2020 Term Loan B2 (3 month LIBOR + 9.000%) 13.730%, 03/08/2024	409,500	345,004
First Brands Group LLC, 2021 Term Loan (3 month SOFR + 5.000%) 10.252%, 03/30/2027	363,525	351,823
Great Outdoors Group LLC, 2021 Term Loan B1 (1 month LIBOR + 3.750%) 8.385%, 03/06/2028	352,834	347,210
Spencer Spirit IH LLC, Term Loan B (1 month LIBOR + 6.000%) 10.617%, 06/19/2026	710,099	699,298

The accompanying notes are an integral part of the financial statements.	34

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Consumer discretionary (continued)
Truck Hero, Inc., 2021 Term Loan B (1 month LIBOR + 3.750%) 8.385%, 01/31/2028	$353,700	$319,437
Upbound Group, Inc., 2021 First Lien Term Loan B (3 month LIBOR + 3.250%) 8.125%, 02/17/2028	618,975	603,891
		2,966,810
Financials – 1.0%
Acrisure LLC, 2020 Term Loan B (1 month LIBOR + 3.500%) 8.104%, 02/15/2027	525,150	500,956
Asurion LLC, 2021 Term Loan B9 (1 month LIBOR + 3.250%) 7.885%, 07/31/2027	786,000	731,797
Asurion LLC, 2022 Term Loan B10 (3 month SOFR + 4.000%) 8.680%, 08/19/2028	468,825	438,684
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan (1 month LIBOR + 6.750%) 11.385%, 04/07/2028	250,000	233,283
		1,904,720
Health care – 0.7%
Eyecare Partners LLC, 2020 Term Loan (3 month LIBOR + 3.750%) 8.480%, 02/18/2027	564,944	470,140
Eyecare Partners LLC, 2022 Incremental Term Loan (3 month SOFR + 4.500%) 9.180%, 11/15/2028	440,000	362,265
U.S. Renal Care, Inc., 2019 Term Loan B (1 month LIBOR + 5.000%) 9.688%, 06/26/2026	801,828	531,780
		1,364,185
Industrials – 0.6%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B (1 month SOFR + 3.750%) 8.468%, 05/12/2028	790,000	760,162
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 9.996%, 06/21/2027	432,000	449,388
		1,209,550
Information technology – 1.7%
Dcert Buyer, Inc., 2019 Term Loan B (3 month SOFR + 4.000%) 8.696%, 10/16/2026	687,626	676,624
Dcert Buyer, Inc., 2021 2nd Lien Term Loan (3 month LIBOR + 7.000%) 11.696%, 02/19/2029	880,000	815,100
Global Tel*Link Corp., 2018 1st Lien Term Loan (3 month LIBOR + 4.250%) 9.076%, 11/29/2025	551,077	488,651
Neptune Bidco US, Inc., 2022 USD Term Loan B 04/11/2029 TBD (H)	240,000	220,200
Peraton Corp., Term Loan B (1 month LIBOR + 3.750%) 8.385%, 02/01/2028	434,076	429,396
Redstone Holdco 2 LP, 2021 Term Loan (3 month LIBOR + 4.750%) 9.568%, 04/27/2028	493,750	401,942
Redstone Holdco 2 LP , 2021 2nd Lien Term Loan (3 month LIBOR + 7.750%) 12.565%, 04/27/2029	510,000	292,398
		3,324,311
High Yield Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Materials – 0.3%
Arctic Canadian Diamond Company, Ltd., 2nd Lien PIK Term Loan (3 month LIBOR + 4.000% or 12.500% PIK) 5.000%, 12/31/2027 (I)	$558,058	$463,077
TOTAL TERM LOANS (Cost $12,394,692)		$11,232,653
ASSET BACKED SECURITIES – 7.4%
AIG CLO, Ltd. Series 2018-1A, Class DR (3 month LIBOR + 3.100%) 7.908%, 04/20/2032 (A)(D)	320,000	296,199
Aimco CLO, Ltd. Series 2020-12A, Class DR (3 month CME Term SOFR + 2.900%) 7.558%, 01/17/2032 (A)(D)	440,000	417,006
AMMC CLO, Ltd. Series 2017-20A, Class E (3 month LIBOR + 5.810%) 10.602%, 04/17/2029 (A)(D)	700,000	642,331
Ares CLO, Ltd. Series 2017-44A, Class CR (3 month LIBOR + 3.400%) 8.192%, 04/15/2034 (A)(D)	410,000	389,166
Ballyrock CLO, Ltd. Series 2022-19A, Class D (3 month CME Term SOFR + 7.110%) 11.749%, 04/20/2035 (A)(D)	900,000	815,427
Barings CLO, Ltd.
Series 2018-3A, Class D (3 month LIBOR + 2.900%) 7.708%, 07/20/2029 (A)(D)	250,000	235,968
Series 2020-4A, Class E (3 month LIBOR + 5.680%) 10.488%, 01/20/2032 (A)(D)	350,000	304,174
Battalion CLO, Ltd. Series 2021-20A, Class D (3 month LIBOR + 3.100%) 7.892%, 07/15/2034 (A)(D)	250,000	225,245
BlueMountain CLO XXXI, Ltd. Series 2021-31A, Class E (3 month LIBOR + 6.530%) 11.328%, 04/19/2034 (A)(D)	170,000	148,598
BlueMountain CLO, Ltd. Series 2016-2A, Class DR (3 month LIBOR + 7.790%) 12.705%, 08/20/2032 (A)(D)	375,000	333,261
Bristol Park CLO, Ltd. Series 2016-1A, Class ER (3 month LIBOR + 7.000%) 11.792%, 04/15/2029 (A)(D)	400,000	352,057
Cathedral Lake VI, Ltd. Series 2021-6A, Class E (3 month LIBOR + 7.210%) 12.028%, 04/25/2034 (A)(D)	125,000	109,125
Cook Park CLO, Ltd. Series 2018-1A, Class E (3 month LIBOR + 5.400%) 10.192%, 04/17/2030 (A)(D)	750,000	612,314
Dryden CLO, Ltd. Series 2018-70A, Class E (3 month LIBOR + 6.050%) 10.880%, 01/16/2032 (A)(D)	750,000	654,335
Dryden Senior Loan Fund Series 2015-40A, Class DR (3 month LIBOR + 3.100%) 7.964%, 08/15/2031 (A)(D)	250,000	234,391

The accompanying notes are an integral part of the financial statements.	35

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Greenwood Park CLO, Ltd.
Series 2018-1A, Class D (3 month LIBOR + 2.500%) 7.292%, 04/15/2031 (A)(D)	$530,000	$483,333
Series 2018-1A, Class E (3 month LIBOR + 4.950%) 9.742%, 04/15/2031 (A)(D)	750,000	625,094
Greywolf CLO IV, Ltd. Series 2019-1A, Class CR (3 month CME Term SOFR + 3.910%) 8.542%, 04/17/2034 (A)(D)	390,000	361,730
Grippen Park CLO, Ltd. Series 2017-1A, Class E (3 month LIBOR + 5.700%) 10.508%, 01/20/2030 (A)(D)	440,000	380,764
Halsey Point CLO I, Ltd. Series 2019-1A, Class E (3 month LIBOR + 7.700%) 11.943%, 01/20/2033 (A)(D)	600,000	552,752
Jay Park CLO, Ltd. Series 2016-1A, Class DR (3 month LIBOR + 5.200%) 9.443%, 10/20/2027 (A)(D)	450,000	409,002
Madison Park Funding XIII, Ltd. Series 2014-13A, Class DR2 (3 month LIBOR + 2.850%) 7.077%, 04/19/2030 (A)(D)	1,000,000	952,728
Magnetite XXIV, Ltd. Series 2019-24A, Class ER (3 month CME Term SOFR + 6.400%) 11.058%, 04/15/2035 (A)(D)	250,000	223,409
Mountain View CLO IX, Ltd. Series 2015-9A, Class CR (3 month LIBOR + 3.120%) 7.912%, 07/15/2031 (A)(D)	670,000	568,632
Neuberger Berman Loan Advisers CLO, Ltd. Series 2017-25A, Class DR (3 month LIBOR + 2.850%) 7.645%, 10/18/2029 (A)(D)	250,000	232,620
OZLM XI, Ltd. Series 2015-11A, Class CR (3 month LIBOR + 3.600%) 8.402%, 10/30/2030 (A)(D)	1,000,000	917,590
Palmer Square Loan Funding, Ltd. Series 2022-3A, Class C (3 month CME Term SOFR + 5.400%) 9.405%, 04/15/2031 (A)(D)	470,000	466,387
Rockland Park CLO, Ltd. Series 2021-1A, Class E (3 month LIBOR + 6.250%) 11.058%, 04/20/2034 (A)(D)	200,000	178,140
Sculptor CLO XXVI, Ltd. Series 2026-A, Class E (3 month LIBOR + 7.250%) 12.058%, 07/20/2034 (A)(D)	390,000	340,707
Shackleton CLO, Ltd. Series 2013-3A, Class DR (3 month LIBOR + 3.020%) 7.812%, 07/15/2030 (A)(D)	500,000	426,260
Symphony CLO XXII, Ltd. Series 2020-22A, Class D (3 month LIBOR + 3.150%) 7.945%, 04/18/2033 (A)(D)	500,000	470,947
High Yield Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
TCI-Symphony CLO, Ltd. Series 2016-1A, Class DR2 (3 month LIBOR + 3.100%) 7.915%, 10/13/2032 (A)(D)	$600,000	$546,018
Voya CLO, Ltd. Series 2017-1A, Class C (3 month LIBOR + 3.330%) 8.122%, 04/17/2030 (A)(D)	500,000	457,039
TOTAL ASSET BACKED SECURITIES (Cost $15,644,307)		$14,362,749
COMMON STOCKS – 0.6%
Communication services – 0.0%
New Cotai, Inc., Class B (I)(J)(K)	11	0
Energy – 0.6%
Berry Corp.	75,327	710,327
Chord Energy Corp.	3,199	430,649
KCAD Holdings I, Ltd. (I)(J)(K)	752,218,031	752
MWO Holdings LLC (I)(J)(K)	1,134	7,053
Permian Production (I)(K)	35,417	21,250
		1,170,031
TOTAL COMMON STOCKS (Cost $8,212,129)		$1,170,031
PREFERRED SECURITIES – 0.3%
Energy – 0.3%
MPLX LP, 8.461% (I)	17,615	576,891
TOTAL PREFERRED SECURITIES (Cost $572,488)		$576,891
ESCROW CERTIFICATES – 0.0%
Magellan Health, Inc. (I)(K)	$4,380,000	0
TOTAL ESCROW CERTIFICATES (Cost $0)		$0
SHORT-TERM INVESTMENTS – 3.0%
Short-term funds – 3.0%
John Hancock Collateral Trust, 4.5832% (L)(M)	549,412	5,491,650
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.4536% (L)	344,961	344,961
TOTAL SHORT-TERM INVESTMENTS (Cost $5,836,898)		$5,836,611
Total Investments (High Yield Fund) (Cost $232,999,440) – 100.6%		$194,492,987
Other assets and liabilities, net – (0.6%)		(1,117,837)
TOTAL NET ASSETS – 100.0%		$193,375,150
Currency Abbreviations
CAD	Canadian Dollar
GBP	Pound Sterling
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $143,495,484 or 74.2% of the fund's net assets as of 2-28-23.
(B)	All or a portion of this security is on loan as of 2-28-23.
(C)	Non-income producing - Issuer is in default.

The accompanying notes are an integral part of the financial statements.	36

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
High Yield Fund (continued)
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(J)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(K)	Non-income producing security.
(L)	The rate shown is the annualized seven-day yield as of 2-28-23.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	117	Long	Jun 2023	$12,572,576	$12,525,398	$(47,178)
						$(47,178)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
GBP	587,667	USD	717,806	MSCS	4/18/2023	—	$(10,319)
MXN	1,466,420	USD	75,521	MSCS	4/18/2023	$3,915	—
USD	150,178	CAD	200,571	JPM	4/18/2023	3,117	—
USD	274,939	EUR	254,004	BNP	4/18/2023	5,534	—
						$12,566	$(10,319)

SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	NOVA Chemicals Corp.	441,000	USD	$441,000	5.000%	Quarterly	Jun 2027	$(9,500)	$(17,440)	$(26,940)
Centrally cleared	The Goodyear Tire & Rubber Company	590,000	USD	590,000	5.000%	Quarterly	Jun 2027	(9,200)	(20,991)	(30,191)
Centrally cleared	Xerox Holdings Corp.	237,000	USD	237,000	1.000%	Quarterly	Jun 2027	28,924	(7,869)	21,055
Centrally cleared	Beazer Homes USA, Inc.	590,000	USD	590,000	5.000%	Quarterly	Dec 2027	67,659	(61,863)	5,796
Centrally cleared	KB Home	830,000	USD	830,000	5.000%	Quarterly	Dec 2027	(7,920)	(70,620)	(78,540)
				$2,688,000				$69,963	$(178,783)	$(108,820)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Occidental Petroleum Corp.	1.039%	810,000	USD	$810,000	1.000%	Quarterly	Jun 2026	$(24,629)	$25,269	$640
Centrally cleared	Ford Motor Credit Company LLC	3.944%	1,000,000	USD	1,000,000	5.000%	Quarterly	Dec 2026	117,672	(77,581)	40,091
					$1,810,000				$93,043	$(52,312)	$40,731
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
The accompanying notes are an integral part of the financial statements.	37

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
USD	U.S. Dollar
Derivatives Abbreviations
BNP	BNP Paribas
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
See Notes to financial statements regarding investment transactions and other derivatives information.
International Strategic Equity Allocation Fund
	Shares or Principal Amount	Value
COMMON STOCKS - 92.5%
Australia - 5.5%
Ampol, Ltd.	47,013	$1,036,490
ANZ Group Holdings, Ltd.	593,552	9,818,262
APA Group	233,462	1,682,044
Aristocrat Leisure, Ltd.	120,053	2,941,820
ASX, Ltd.	38,951	1,779,145
Aurizon Holdings, Ltd.	368,590	819,063
BHP Group, Ltd.	1,007,560	30,493,972
BlueScope Steel, Ltd.	98,498	1,260,256
Brambles, Ltd.	285,265	2,464,897
Cochlear, Ltd.	13,061	1,947,724
Coles Group, Ltd.	264,731	3,233,332
Commonwealth Bank of Australia	339,979	22,968,664
Computershare, Ltd.	108,246	1,800,474
CSL, Ltd.	95,927	19,086,395
Dexus	216,087	1,221,017
Domino's Pizza Enterprises, Ltd.	11,943	399,985
Endeavour Group, Ltd.	266,400	1,222,363
Evolution Mining, Ltd.	359,977	659,001
Fortescue Metals Group, Ltd.	336,599	4,823,454
Goodman Group	335,635	4,464,988
IDP Education, Ltd.	41,506	798,213
Insurance Australia Group, Ltd.	500,555	1,562,315
Lendlease Corp., Ltd.	136,109	697,019
Macquarie Group, Ltd.	73,021	9,272,422
Medibank Private, Ltd.	554,285	1,242,416
Mineral Resources, Ltd.	33,692	1,860,769
Mirvac Group	789,615	1,202,255
MMG, Ltd. (A)	528,000	148,923
National Australia Bank, Ltd.	644,397	12,970,649
Newcrest Mining, Ltd.	176,255	2,698,252
Northern Star Resources, Ltd.	229,519	1,601,894
Orica, Ltd.	81,687	887,497
Origin Energy, Ltd.	348,013	1,866,897
Qantas Airways, Ltd. (A)	185,242	796,730
QBE Insurance Group, Ltd.	301,984	3,054,953
Ramsay Health Care, Ltd.	36,442	1,652,172
REA Group, Ltd.	10,455	860,916
Reece, Ltd.	44,643	494,353
Rio Tinto, Ltd.	74,180	5,797,495
Santos, Ltd.	634,822	2,964,255
Scentre Group	1,037,175	2,071,511
SEEK, Ltd.	66,710	1,080,885
Sonic Healthcare, Ltd.	90,641	1,960,855
South32, Ltd.	926,499	2,691,883
Stockland	476,426	1,227,253
Suncorp Group, Ltd.	256,860	2,215,687
Telstra Corp., Ltd.	819,888	2,290,766
The GPT Group	385,498	1,216,907
The Lottery Corp., Ltd. (A)	443,449	1,544,605
Transurban Group	610,063	5,805,209
Treasury Wine Estates, Ltd.	143,896	1,353,424
Vicinity, Ltd.	773,049	1,057,682
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Washington H. Soul Pattinson & Company, Ltd.	42,247	$826,410
Wesfarmers, Ltd.	225,626	7,303,977
Westpac Banking Corp.	696,041	10,525,174
WiseTech Global, Ltd.	29,184	1,233,285
Woodside Energy Group, Ltd.	374,721	9,079,518
Woolworths Group, Ltd.	240,666	5,968,852
		226,007,624
Austria - 0.2%
Erste Group Bank AG	74,634	2,929,604
OMV AG	31,522	1,535,354
Verbund AG	14,594	1,262,122
voestalpine AG	25,206	930,984
		6,658,064
Belgium - 0.3%
Ageas SA/NV	15,337	692,143
Anheuser-Busch InBev SA/NV	73,195	4,439,897
D'ieteren Group	2,108	408,556
Elia Group SA/NV	2,577	339,463
Groupe Bruxelles Lambert NV	8,524	715,554
KBC Group NV	20,281	1,514,493
Proximus SADP	12,216	112,495
Sofina SA	1,345	335,071
Solvay SA	6,339	724,089
UCB SA	10,721	921,664
Umicore SA	17,303	576,684
Warehouses De Pauw CVA	12,301	375,402
		11,155,511
Brazil - 1.1%
Ambev SA	868,900	2,222,268
Americanas SA (A)	118,910	22,712
Atacadao SA	90,900	233,524
B3 SA - Brasil Bolsa Balcao	1,131,860	2,280,821
Banco Bradesco SA	269,838	599,932
Banco BTG Pactual SA	219,200	845,742
Banco do Brasil SA	158,800	1,222,367
Banco Santander Brasil SA	66,700	360,926
BB Seguridade Participacoes SA	131,900	861,874
BRF SA (A)	110,000	129,425
CCR SA	219,700	461,183
Centrais Eletricas Brasileiras SA	188,100	1,233,054
Cia de Saneamento Basico do Estado de Sao Paulo	62,500	617,784
Cia Siderurgica Nacional SA	126,000	401,192
Cosan SA	220,800	631,767
CPFL Energia SA	41,600	240,679
Energisa SA	34,900	257,911
Engie Brasil Energia SA	34,025	255,279
Equatorial Energia SA	184,500	896,167

The accompanying notes are an integral part of the financial statements.	38

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Hapvida Participacoes e Investimentos SA (A)(B)	850,509	$729,409
Hypera SA	76,400	607,791
JBS SA	153,100	561,172
Klabin SA	136,500	507,366
Localiza Rent a Car SA	135,045	1,431,328
Lojas Renner SA	181,642	647,055
Magazine Luiza SA (A)	561,400	384,958
Natura & Company Holding SA	164,600	481,653
Petro Rio SA (A)	126,000	811,048
Petroleo Brasileiro SA	675,900	3,711,644
Raia Drogasil SA	195,600	847,340
Rede D'Or Sao Luiz SA (B)	73,400	358,206
Rumo SA	236,200	810,275
Suzano SA	136,427	1,244,024
Telefonica Brasil SA	92,400	687,249
TIM SA	157,900	369,759
TOTVS SA	96,000	500,404
Ultrapar Participacoes SA	132,000	332,304
Vale SA	732,738	11,941,133
Vibra Energia SA	213,500	603,132
WEG SA	307,140	2,297,339
		43,639,196
Canada - 9.4%
Agnico Eagle Mines, Ltd.	100,025	4,605,035
Air Canada (A)	42,067	620,292
Algonquin Power & Utilities Corp.	154,296	1,178,281
Alimentation Couche-Tard, Inc.	185,507	8,702,311
AltaGas, Ltd.	62,527	1,073,201
ARC Resources, Ltd.	150,816	1,642,452
Atco, Ltd., Class I	1,218	37,767
Bank of Montreal	142,830	13,536,662
Barrick Gold Corp. (C)	389,700	6,297,461
BCE, Inc.	19,594	866,903
BlackBerry, Ltd. (A)	120,294	467,247
Brookfield Asset Management, Ltd., Class A	77,771	2,616,685
Brookfield Corp. (A)	310,104	10,317,861
Brookfield Reinsurance, Ltd. (A)	986	33,009
BRP, Inc.	8,606	745,685
CAE, Inc. (A)	70,609	1,592,260
Cameco Corp.	87,244	2,384,904
Canadian Apartment Properties REIT	21,144	765,802
Canadian Imperial Bank of Commerce	199,104	9,105,232
Canadian National Railway Company	130,050	14,812,071
Canadian Natural Resources, Ltd.	257,372	14,544,489
Canadian Pacific Railway, Ltd.	203,299	15,439,997
Canadian Tire Corp., Ltd., Class A	12,891	1,606,911
Canadian Utilities, Ltd., Class A	30,486	799,629
CCL Industries, Inc., Class B	34,464	1,657,657
Cenovus Energy, Inc.	305,637	5,635,637
CGI, Inc. (A)	48,596	4,357,079
CI Financial Corp.	3,338	36,621
Constellation Software, Inc.	4,465	7,677,248
Dollarama, Inc.	62,420	3,605,676
Emera, Inc.	59,077	2,340,133
Empire Company, Ltd., Class A	37,814	1,002,923
Enbridge, Inc.	445,035	16,695,743
Fairfax Financial Holdings, Ltd.	5,621	3,929,839
First Capital Real Estate Investment Trust	2,383	31,156
First Quantum Minerals, Ltd.	129,866	2,837,160
FirstService Corp.	8,896	1,219,557
Fortis, Inc.	105,533	4,176,462
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Franco-Nevada Corp.	41,900	$5,348,276
George Weston, Ltd.	16,480	2,064,680
GFL Environmental, Inc.	40,022	1,216,645
Gildan Activewear, Inc.	44,147	1,402,868
Great-West Lifeco, Inc.	71,750	1,957,679
Hydro One, Ltd. (B)	75,119	1,949,405
iA Financial Corp., Inc.	26,591	1,785,076
IGM Financial, Inc.	24,072	732,480
Imperial Oil, Ltd.	51,914	2,567,736
Intact Financial Corp.	39,272	5,641,411
Ivanhoe Mines, Ltd., Class A (A)	133,986	1,119,414
Keyera Corp. (C)	49,585	1,094,177
Kinross Gold Corp.	278,878	1,030,081
Lightspeed Commerce, Inc. (A)	29,752	454,838
Loblaw Companies, Ltd.	37,096	3,170,220
Lumine Group, Inc. (A)(D)	13,397	137,138
Lundin Mining Corp.	149,661	931,200
Magna International, Inc.	63,273	3,526,502
Metro, Inc.	53,963	2,802,754
National Bank of Canada	75,297	5,530,425
Northland Power, Inc. (C)	50,815	1,234,531
Nutrien, Ltd.	120,579	9,395,353
Nuvei Corp. (A)(B)	14,964	458,187
Onex Corp.	18,660	997,753
Open Text Corp.	61,530	2,118,039
Pan American Silver Corp.	47,009	700,742
Parkland Corp.	34,725	759,395
Pembina Pipeline Corp.	121,545	3,990,631
Power Corp. of Canada	130,682	3,488,046
Quebecor, Inc., Class B	37,040	876,256
Restaurant Brands International, Inc.	65,501	4,226,723
RioCan Real Estate Investment Trust	39,811	630,499
Ritchie Brothers Auctioneers, Inc.	24,348	1,489,609
Rogers Communications, Inc., Class B	79,409	3,793,242
Royal Bank of Canada	310,756	31,551,584
Saputo, Inc.	55,915	1,497,350
Shaw Communications, Inc., Class B	105,728	3,062,974
Shopify, Inc., Class A (A)	248,823	10,244,688
SmartCentres Real Estate Investment Trust	2,277	46,191
Sun Life Financial, Inc. (C)	135,190	6,533,110
Suncor Energy, Inc.	313,509	10,536,843
TC Energy Corp.	215,250	8,567,407
Teck Resources, Ltd., Class B	104,408	4,167,903
TELUS Corp.	105,013	2,087,946
TFI International, Inc.	18,367	2,241,326
The Bank of Nova Scotia	267,013	13,197,037
The Toronto-Dominion Bank	398,589	26,538,520
Thomson Reuters Corp.	37,922	4,592,884
TMX Group, Ltd.	12,911	1,287,504
Toromont Industries, Ltd.	18,592	1,533,414
Tourmaline Oil Corp.	68,626	3,007,574
West Fraser Timber Company, Ltd.	13,643	1,024,850
Wheaton Precious Metals Corp.	99,298	4,137,113
WSP Global, Inc.	25,982	3,263,888
		386,737,155
Chile - 0.2%
Antofagasta PLC	93,147	1,757,103
Banco de Chile	8,485,973	882,027
Banco de Credito e Inversiones SA	11,046	345,638
Banco Santander Chile	11,846,346	502,218
Cencosud SA	266,273	503,309
Cia Cervecerias Unidas SA	23,818	181,776
Cia Sud Americana de Vapores SA	2,903,881	279,784

The accompanying notes are an integral part of the financial statements.	39

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chile (continued)
Empresas CMPC SA	213,664	$354,952
Empresas COPEC SA	72,699	525,023
Enel Americas SA	3,983,127	495,929
Enel Chile SA	5,198,144	234,011
Falabella SA	142,746	314,130
		6,375,900
China - 8.4%
360 DigiTech, Inc., ADR	16,300	331,868
360 Security Technology, Inc., Class A	69,700	108,314
37 Interactive Entertainment Network Technology Group Company, Ltd., Class A	24,500	77,412
3SBio, Inc. (B)	273,400	271,115
AAC Technologies Holdings, Inc. (A)	131,700	294,342
Advanced Micro-Fabrication Equipment, Inc., Class A (A)	6,619	100,423
AECC Aero-Engine Control Company, Ltd., Class A	14,500	52,852
AECC Aviation Power Company, Ltd., Class A	29,600	195,668
Agricultural Bank of China, Ltd., Class A	973,700	411,085
Agricultural Bank of China, Ltd., H Shares	5,456,600	1,891,789
Aier Eye Hospital Group Company, Ltd., Class A	76,863	345,596
Air China, Ltd., Class A (A)	75,000	120,056
Air China, Ltd., H Shares (A)	314,266	289,764
Airtac International Group	15,000	523,617
Alibaba Group Holding, Ltd. (A)	2,784,300	30,603,455
A-Living Smart City Services Company, Ltd. (B)	116,750	119,692
Aluminum Corp. of China, Ltd., A Shares	133,000	105,985
Aluminum Corp. of China, Ltd., H Shares	729,480	372,497
Amlogic Shanghai Company, Ltd., Class A (A)	4,190	48,057
Angel Yeast Company, Ltd., Class A	9,000	52,447
Anhui Conch Cement Company, Ltd., Class A	46,100	203,853
Anhui Conch Cement Company, Ltd., H Shares	227,210	834,159
Anhui Gujing Distillery Company, Ltd., B Shares	18,200	312,859
Anhui Gujing Distillery Company, Ltd., Class A	4,700	185,149
Anhui Honglu Steel Construction Group Company, Ltd., Class A	5,640	28,680
Anhui Kouzi Distillery Company, Ltd., Class A	6,700	66,554
Anhui Yingjia Distillery Company, Ltd., Class A	7,200	72,792
Anjoy Foods Group Company, Ltd., Class A	3,200	75,486
ANTA Sports Products, Ltd.	222,100	2,932,882
Apeloa Pharmaceutical Company, Ltd., Class A	12,200	42,149
Asia - Potash International Investment Guangzhou Company, Ltd., Class A (A)	6,700	27,497
Asymchem Laboratories Tianjin Company, Ltd., Class A	3,740	77,051
Autohome, Inc., ADR	13,900	423,950
Avary Holding Shenzhen Company, Ltd., Class A	21,500	88,001
AVIC Electromechanical Systems Company, Ltd., Class A (D)	43,600	67,730
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
AVIC Industry-Finance Holdings Company, Ltd., Class A	107,000	$67,079
AviChina Industry & Technology Company, Ltd., H Shares	463,300	220,895
AVICOPTER PLC, Class A	7,400	48,426
Baidu, Inc., Class A (A)	409,600	7,042,386
Bank of Beijing Company, Ltd., Class A	258,100	161,033
Bank of Changsha Company, Ltd., Class A	51,000	59,155
Bank of Chengdu Company, Ltd., Class A	41,800	86,580
Bank of China, Ltd., Class A	375,500	174,789
Bank of China, Ltd., H Shares	14,691,722	5,388,219
Bank of Communications Company, Ltd., Class A	490,200	346,130
Bank of Communications Company, Ltd., H Shares	1,577,876	932,932
Bank of Hangzhou Company, Ltd., Class A	65,100	113,844
Bank of Jiangsu Company, Ltd., Class A	171,200	177,387
Bank of Nanjing Company, Ltd., Class A	114,500	163,514
Bank of Ningbo Company, Ltd., Class A	72,100	306,432
Bank of Shanghai Company, Ltd., Class A	166,000	143,045
Baoshan Iron & Steel Company, Ltd., Class A	247,800	234,935
BBMG Corp., Class A	76,600	28,814
Beijing Capital International Airport Company, Ltd., H Shares (A)	325,111	237,976
Beijing Dabeinong Technology Group Company, Ltd., Class A (A)	45,800	54,345
Beijing Easpring Material Technology Company, Ltd., Class A	5,500	47,252
Beijing Enlight Media Company, Ltd., Class A	31,200	34,128
Beijing Kingsoft Office Software, Inc., Class A	4,911	205,999
Beijing New Building Materials PLC, Class A	18,600	80,533
Beijing Originwater Technology Company, Ltd., Class A	27,000	19,515
Beijing Roborock Technology Company, Ltd., Class A	945	49,025
Beijing Shiji Information Technology Company, Ltd., Class A	17,200	41,146
Beijing Shunxin Agriculture Company, Ltd., Class A	8,800	42,646
Beijing Sinnet Technology Company, Ltd., Class A	19,200	28,348
Beijing Tiantan Biological Products Corp., Ltd., Class A	16,880	56,787
Beijing United Information Technology Company, Ltd., Class A	4,930	57,384
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A	6,035	110,334
Beijing Yuanliu Hongyuan Electronic Technology Company, Ltd., Class A	2,100	27,233
Beijing-Shanghai High Speed Railway Company, Ltd., Class A	432,200	308,493
Betta Pharmaceuticals Company, Ltd., Class A	4,300	36,105
BGI Genomics Company, Ltd., Class A	4,300	34,471
Bilibili, Inc., Class Z (A)	33,460	647,628
Bloomage Biotechnology Corp., Ltd., Class A	3,396	62,089
BOC International China Company, Ltd., Class A	33,100	54,138

The accompanying notes are an integral part of the financial statements.	40

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
BOE Technology Group Company, Ltd., Class A	416,500	$249,966
BTG Hotels Group Company, Ltd., Class A	13,100	46,383
BYD Company, Ltd., Class A	20,000	749,401
BYD Company, Ltd., H Shares	150,694	4,051,296
BYD Electronic International Company, Ltd.	123,700	360,696
By-health Company, Ltd., Class A	17,900	59,154
Caitong Securities Company, Ltd., Class A	64,000	71,069
CanSino Biologics, Inc., Class A	1,263	23,386
CanSino Biologics, Inc., H Shares (B)	17,000	129,172
CECEP Solar Energy Company, Ltd., Class A	32,400	33,094
CECEP Wind-Power Corp., Class A	50,700	28,918
CETC Cyberspace Security Technology Company, Ltd., Class A	9,400	42,403
CGN Power Company, Ltd., H Shares (B)	1,943,000	435,798
Chacha Food Company, Ltd., Class A	5,600	36,918
Changchun High & New Technology Industry Group, Inc., Class A	4,400	124,924
Changjiang Securities Company, Ltd., Class A	80,900	65,889
Changzhou Xingyu Automotive Lighting Systems Company, Ltd., Class A	3,000	65,224
Chaozhou Three-Circle Group Company, Ltd., Class A	20,800	95,354
Chengtun Mining Group Company, Ltd., Class A	25,700	23,112
Chengxin Lithium Group Company, Ltd., Class A	9,200	50,253
Chifeng Jilong Gold Mining Company, Ltd., Class A (A)	13,700	36,578
China Baoan Group Company, Ltd., Class A	28,000	51,555
China Cinda Asset Management Company, Ltd., H Shares	1,804,300	234,511
China CITIC Bank Corp., Ltd., H Shares	1,651,400	764,034
China Coal Energy Company, Ltd., H Shares	372,000	287,868
China Communications Services Corp., Ltd., H Shares	458,400	178,224
China Conch Venture Holdings, Ltd.	307,200	618,233
China Construction Bank Corp., Class A	147,300	119,733
China Construction Bank Corp., H Shares	17,679,796	10,807,264
China CSSC Holdings, Ltd., Class A	49,500	170,311
China Eastern Airlines Corp., Ltd., Class A (A)	80,500	63,000
China Energy Engineering Corp., Ltd., Class A	360,800	123,738
China Everbright Bank Company, Ltd., Class A	519,900	223,255
China Everbright Bank Company, Ltd., H Shares	588,595	169,499
China Evergrande Group (A)	667,935	938
China Feihe, Ltd. (B)	653,000	523,385
China Galaxy Securities Company, Ltd., Class A	54,500	75,528
China Galaxy Securities Company, Ltd., H Shares	693,600	345,719
China Great Wall Securities Company, Ltd., Class A	37,100	46,427
China Greatwall Technology Group Company, Ltd., Class A	32,500	60,900
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Hongqiao Group, Ltd.	418,300	$447,415
China Huishan Dairy Holdings Company, Ltd. (A)(D)	175,000	0
China International Capital Corp., Ltd., Class A	12,800	77,281
China International Capital Corp., Ltd., H Shares (B)	287,800	619,655
China Jushi Company, Ltd., Class A	44,700	97,602
China Lesso Group Holdings, Ltd.	193,000	203,574
China Life Insurance Company, Ltd., Class A	30,400	156,678
China Life Insurance Company, Ltd., H Shares	1,405,276	2,383,787
China Literature, Ltd. (A)(B)	73,200	313,417
China Longyuan Power Group Corp., Ltd., H Shares	611,000	749,505
China Medical System Holdings, Ltd.	247,800	373,051
China Meheco Company, Ltd., Class A	17,860	40,565
China Meidong Auto Holdings, Ltd.	102,000	219,588
China Merchants Bank Company, Ltd., Class A	229,300	1,233,469
China Merchants Bank Company, Ltd., H Shares	714,874	3,879,265
China Merchants Securities Company, Ltd., Class A	89,600	180,515
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	89,000	189,952
China Minsheng Banking Corp., Ltd., Class A	391,700	192,467
China Minsheng Banking Corp., Ltd., H Shares	1,140,720	393,952
China National Building Material Company, Ltd., H Shares	714,600	633,581
China National Chemical Engineering Company, Ltd., Class A	69,900	90,846
China National Nuclear Power Company, Ltd., Class A	198,300	173,218
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	38,900	162,842
China Oilfield Services, Ltd., H Shares	330,000	352,141
China Pacific Insurance Group Company, Ltd., Class A	83,100	330,882
China Pacific Insurance Group Company, Ltd., H Shares	499,979	1,326,225
China Petroleum & Chemical Corp., Class A	348,700	233,953
China Petroleum & Chemical Corp., H Shares	4,717,439	2,406,730
China Railway Group, Ltd., Class A	233,400	203,193
China Railway Group, Ltd., H Shares	781,800	407,464
China Railway Signal & Communication Corp., Ltd., Class A	56,465	41,574
China Rare Earth Resources and Technology Company, Ltd., Class A (A)	10,300	59,753
China Resources Microelectronics, Ltd., Class A	11,508	89,833
China Resources Mixc Lifestyle Services, Ltd. (B)	124,000	680,767
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	11,300	82,895
China Shenhua Energy Company, Ltd., Class A	72,700	293,391
China Shenhua Energy Company, Ltd., H Shares	620,900	1,867,592

The accompanying notes are an integral part of the financial statements.	41

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Southern Airlines Company, Ltd., Class A (A)	121,500	$138,306
China Southern Airlines Company, Ltd., H Shares (A)	323,700	236,031
China State Construction Engineering Corp., Ltd., Class A	487,700	395,113
China Suntien Green Energy Corp., Ltd., H Shares	312,000	136,794
China Three Gorges Renewables Group Company, Ltd., Class A	312,200	251,546
China Tourism Group Duty Free Corp., Ltd., Class A	21,500	612,480
China Tower Corp., Ltd., H Shares (B)	8,140,400	881,612
China United Network Communications, Ltd., Class A	339,900	258,692
China Vanke Company, Ltd., Class A	112,400	277,233
China Vanke Company, Ltd., H Shares	310,700	543,224
China Yangtze Power Company, Ltd., Class A	249,600	761,376
China Zhenhua Group Science & Technology Company, Ltd., Class A	5,400	80,837
China Zheshang Bank Company, Ltd., Class A (A)	198,800	83,661
Chinasoft International, Ltd. (A)	506,000	363,405
Chongqing Brewery Company, Ltd., Class A	5,200	103,053
Chongqing Changan Automobile Company, Ltd., Class A	90,410	174,517
Chongqing Fuling Zhacai Group Company, Ltd., Class A	10,400	38,338
Chongqing Rural Commercial Bank Company, Ltd., Class A	141,400	73,764
Chongqing Zhifei Biological Products Company, Ltd., Class A	17,500	225,862
CIFI Ever Sunshine Services Group, Ltd.	136,000	54,972
CIFI Holdings Group Company, Ltd. (C)	757,848	81,386
CITIC Securities Company, Ltd., Class A	144,000	428,421
CITIC Securities Company, Ltd., H Shares	388,800	823,681
CITIC, Ltd.	1,083,933	1,195,968
CMOC Group, Ltd., Class A	192,900	164,266
CMOC Group, Ltd., H Shares	640,600	360,721
CNGR Advanced Material Company, Ltd., Class A	4,400	44,529
CNNC Hua Yuan Titanium Dioxide Company, Ltd., Class A	32,955	34,861
Contemporary Amperex Technology Company, Ltd., Class A	25,600	1,485,458
COSCO SHIPPING Development Company, Ltd., Class A	111,900	40,475
COSCO SHIPPING Energy Transportation Company, Ltd., Class A (A)	35,700	74,428
COSCO SHIPPING Holdings Company, Ltd., Class A	140,200	217,747
COSCO SHIPPING Holdings Company, Ltd., H Shares	585,889	607,698
Country Garden Holdings Company, Ltd.	1,504,467	461,364
Country Garden Services Holdings Company, Ltd.	369,400	687,807
CRRC Corp., Ltd., Class A	264,200	217,019
CRRC Corp., Ltd., H Shares	834,000	381,590
CSC Financial Company, Ltd., Class A	50,000	192,893
CSPC Pharmaceutical Group, Ltd.	1,645,888	1,768,176
Daan Gene Company, Ltd., Class A	16,000	36,961
Dali Foods Group Company, Ltd. (B)	355,800	143,910
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Daqin Railway Company, Ltd., Class A	182,700	$178,740
Daqo New Energy Corp., ADR (A)	10,800	477,144
DaShenLin Pharmaceutical Group Company, Ltd., Class A	9,920	55,212
DHC Software Company, Ltd., Class A	27,300	25,859
Do-Fluoride New Materials Company, Ltd., Class A	8,100	42,537
Dong-E-E-Jiao Company, Ltd., Class A	7,400	50,956
Dongfang Electric Corp., Ltd., Class A	30,700	87,252
Dongfeng Motor Group Company, Ltd., H Shares	540,980	276,369
Dongxing Securities Company, Ltd., Class A	56,900	70,435
Dongyue Group, Ltd.	271,000	306,904
East Money Information Company, Ltd., Class A	147,080	442,278
Ecovacs Robotics Company, Ltd., Class A	4,900	63,863
ENN Energy Holdings, Ltd.	144,800	2,061,337
ENN Natural Gas Company, Ltd., Class A	26,200	72,891
Eve Energy Company, Ltd., Class A	20,800	217,459
Everbright Securities Company, Ltd., Class A	44,900	101,179
Fangda Carbon New Material Company, Ltd., Class A (A)	41,000	39,522
FAW Jiefang Group Company, Ltd., Class A	27,200	33,398
Fiberhome Telecommunication Technologies Company, Ltd., Class A	10,300	24,756
First Capital Securities Company, Ltd., Class A	56,000	48,267
Flat Glass Group Company, Ltd., Class A	18,000	89,555
Flat Glass Group Company, Ltd., H Shares	79,000	209,267
Focus Media Information Technology Company, Ltd., Class A	158,800	149,355
Foshan Haitian Flavouring & Food Company, Ltd., Class A	42,270	500,882
Fosun International, Ltd.	463,000	378,800
Founder Securities Company, Ltd., Class A	98,100	98,511
Foxconn Industrial Internet Company, Ltd., Class A	113,200	156,614
Fujian Sunner Development Company, Ltd., Class A	13,400	47,913
Fuyao Glass Industry Group Company, Ltd., Class A	22,200	118,638
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	109,600	491,156
Ganfeng Lithium Group Company, Ltd., Class A	17,660	184,000
Ganfeng Lithium Group Company, Ltd., H Shares (B)	66,240	462,706
G-bits Network Technology Xiamen Company, Ltd., Class A	700	35,632
GCL System Integration Technology Company, Ltd., Class A (A)	57,100	26,059
GD Power Development Company, Ltd., Class A (A)	188,000	106,422
GDS Holdings, Ltd., Class A (A)	157,900	381,971
GEM Company, Ltd., Class A	50,600	57,461
Gemdale Corp., Class A	54,000	75,264
Genscript Biotech Corp. (A)	211,400	578,644
GF Securities Company, Ltd., Class A	68,600	161,099
GF Securities Company, Ltd., H Shares	213,800	303,556
Giant Network Group Company, Ltd., Class A	22,600	32,977

The accompanying notes are an integral part of the financial statements.	42

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
GigaDevice Semiconductor, Inc., Class A	7,100	$107,192
Ginlong Technologies Company, Ltd., Class A (A)	4,000	91,348
GoerTek, Inc., Class A	37,500	116,252
Gotion High-tech Company, Ltd., Class A	18,100	76,950
Great Wall Motor Company, Ltd., Class A	23,800	118,256
Great Wall Motor Company, Ltd., H Shares	569,650	755,959
Gree Electric Appliances, Inc. of Zhuhai, Class A	36,100	184,527
Greentown China Holdings, Ltd.	159,500	218,087
Greentown Service Group Company, Ltd.	263,000	175,491
GRG Banking Equipment Company, Ltd., Class A	22,200	34,204
Guangdong Haid Group Company, Ltd., Class A	18,000	164,672
Guangdong Kinlong Hardware Products Company, Ltd., Class A	3,300	45,663
Guanghui Energy Company, Ltd., Class A	74,200	115,122
Guangzhou Automobile Group Company, Ltd., Class A	52,100	86,129
Guangzhou Automobile Group Company, Ltd., H Shares	548,426	349,690
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., Class A	17,000	77,352
Guangzhou Haige Communications Group, Inc. Company, Class A	26,100	35,815
Guangzhou Kingmed Diagnostics Group Company, Ltd., Class A	4,900	59,528
Guangzhou Shiyuan Electronic Technology Company, Ltd., Class A	6,800	67,277
Guangzhou Tinci Materials Technology Company, Ltd., Class A	20,800	134,575
Guangzhou Yuexiu Capital Holdings Group Company, Ltd., Class A	47,445	44,840
Guolian Securities Company, Ltd., Class A	27,800	45,456
Guosen Securities Company, Ltd., Class A	84,900	118,042
Guotai Junan Securities Company, Ltd., Class A	99,300	204,426
Guoyuan Securities Company, Ltd., Class A	62,800	63,698
H World Group, Ltd., ADR	35,700	1,691,109
Haidilao International Holding, Ltd. (A)(B)	203,000	562,255
Haier Smart Home Company, Ltd., Class A	70,400	267,035
Haier Smart Home Company, Ltd., H Shares	419,440	1,484,430
Haitian International Holdings, Ltd.	115,600	302,152
Haitong Securities Company, Ltd., Class A	120,900	159,362
Haitong Securities Company, Ltd., H Shares	554,800	357,042
Hangzhou First Applied Material Company, Ltd., Class A	14,420	142,691
Hangzhou Lion Electronics Company, Ltd., Class A	7,200	46,255
Hangzhou Oxygen Plant Group Company, Ltd., Class A	10,400	58,389
Hangzhou Robam Appliances Company, Ltd., Class A	10,700	47,419
Hangzhou Silan Microelectronics Company, Ltd., Class A	14,800	71,845
Hangzhou Tigermed Consulting Company, Ltd., A Shares	4,200	69,733
Hangzhou Tigermed Consulting Company, Ltd., H Shares (B)	22,700	260,695
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Hansoh Pharmaceutical Group Company, Ltd. (B)	216,000	$388,311
Heilongjiang Agriculture Company, Ltd., Class A	18,900	38,763
Henan Shenhuo Coal & Power Company, Ltd., Class A	24,600	66,194
Henan Shuanghui Investment & Development Company, Ltd., Class A	38,500	146,800
Hengan International Group Company, Ltd.	117,200	539,036
Hengli Petrochemical Company, Ltd., Class A	64,900	165,117
Hengtong Optic-electric Company, Ltd., Class A	27,900	59,200
Hengyi Petrochemical Company, Ltd., Class A	40,000	46,772
Hesteel Company, Ltd., Class A	116,900	42,443
Hithink RoyalFlush Information Network Company, Ltd., Class A	6,300	107,295
Hongfa Technology Company, Ltd., Class A	11,320	57,165
Hoshine Silicon Industry Company, Ltd., Class A	5,300	74,840
Hua Hong Semiconductor, Ltd. (A)(B)	107,100	410,694
Huadian Power International Corp., Ltd., Class A	84,400	69,732
Huadong Medicine Company, Ltd., Class A	19,400	134,155
Huafon Chemical Company, Ltd., Class A	54,400	63,906
Huagong Tech Company, Ltd., Class A	10,300	29,515
Huaibei Mining Holdings Company, Ltd., Class A	25,500	53,391
Hualan Biological Engineering, Inc., Class A	20,500	65,486
Huaneng Power International, Inc., Class A (A)	102,300	120,381
Huaneng Power International, Inc., H Shares (A)	725,564	357,076
Huatai Securities Company, Ltd., Class A	92,400	167,748
Huatai Securities Company, Ltd., H Shares (B)	289,000	325,324
Huaxi Securities Company, Ltd., Class A	40,400	48,067
Huaxia Bank Company, Ltd., Class A	155,600	117,041
Huaxin Cement Company, Ltd., Class A	15,400	38,719
Huayu Automotive Systems Company, Ltd., Class A	36,600	99,724
Hubei Xingfa Chemicals Group Company, Ltd., Class A	12,300	62,208
Huizhou Desay Sv Automotive Company, Ltd., Class A	6,000	98,450
Humanwell Healthcare Group Company, Ltd., Class A	18,500	71,116
Hunan Valin Steel Company, Ltd., Class A	81,600	65,984
Hundsun Technologies, Inc., Class A	20,000	128,001
Hygeia Healthcare Holdings Company, Ltd. (A)(B)	62,200	453,165
Iflytek Company, Ltd., Class A	24,700	171,838
Imeik Technology Development Company, Ltd., Class A	2,000	169,335
Industrial & Commercial Bank of China, Ltd., Class A	708,600	439,036
Industrial & Commercial Bank of China, Ltd., H Shares	10,378,423	5,178,440
Industrial Bank Company, Ltd., Class A	230,800	562,304

The accompanying notes are an integral part of the financial statements.	43

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Industrial Securities Company, Ltd., Class A	83,900	$77,720
Ingenic Semiconductor Company, Ltd., Class A	5,100	55,502
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A	494,900	146,319
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	20,700	39,746
Inner Mongolia ERDOS Resources Company, Ltd., Class A	12,900	31,120
Inner Mongolia Junzheng Energy & Chemical Industry Group Company, Ltd., Class A	95,400	60,764
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	71,400	313,543
Inner Mongolia Yitai Coal Company, Ltd., Class B	197,173	265,870
Inner Mongolia Yuan Xing Energy Company, Ltd., Class A	42,200	57,381
Innovent Biologics, Inc. (A)(B)	187,500	911,930
Inspur Electronic Information Industry Company, Ltd., Class A	15,700	88,085
Intco Medical Technology Company, Ltd., Class A	7,360	27,212
iQIYI, Inc., ADR (A)	62,500	483,125
JA Solar Technology Company, Ltd., Class A	24,420	214,519
Jafron Biomedical Company, Ltd., Class A	7,700	35,935
Jason Furniture Hangzhou Company, Ltd., Class A	8,430	57,226
JCET Group Company, Ltd., Class A	17,700	71,746
JD Health International, Inc. (A)(B)	204,350	1,430,501
JD.com, Inc., Class A	367,587	8,171,434
Jiangsu Eastern Shenghong Company, Ltd., Class A	42,400	94,742
Jiangsu Expressway Company, Ltd., H Shares	220,955	211,226
Jiangsu Hengli Hydraulic Company, Ltd., Class A	13,500	134,069
Jiangsu Hengrui Medicine Company, Ltd., Class A	70,600	442,565
Jiangsu King's Luck Brewery JSC, Ltd., Class A	13,600	125,670
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., Class A	16,600	405,951
Jiangsu Yangnong Chemical Company, Ltd., Class A	3,100	47,952
Jiangsu Yoke Technology Company, Ltd., Class A	4,900	34,907
Jiangsu Yuyue Medical Equipment & Supply Company, Ltd., Class A	10,600	48,133
Jiangsu Zhongtian Technology Company, Ltd., Class A	38,300	88,612
Jiangxi Copper Company, Ltd., Class A	21,400	60,530
Jiangxi Copper Company, Ltd., H Shares	198,225	312,615
Jiangxi Special Electric Motor Company, Ltd., Class A (A)	17,900	46,061
Jiangxi Zhengbang Technology Company, Ltd., Class A (A)	25,600	12,978
Jinke Properties Group Company, Ltd., Class A (A)	77,800	21,267
Jinxin Fertility Group, Ltd. (B)	276,500	220,106
JiuGui Liquor Company, Ltd., Class A	3,500	76,494
Jiumaojiu International Holdings, Ltd. (B)	132,000	318,966
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Jizhong Energy Resources Company, Ltd., Class A	37,900	$38,892
Joincare Pharmaceutical Group Industry Company, Ltd., Class A	21,300	40,485
Joinn Laboratories China Company, Ltd., Class A	4,840	40,983
Jointown Pharmaceutical Group Company, Ltd., Class A	20,600	42,955
Jonjee Hi-Tech Industrial And Commercial Holding Company, Ltd., Class A	9,600	52,686
Juewei Food Company, Ltd., Class A	7,000	52,876
Kanzhun, Ltd., ADR (A)	15,500	312,325
KE Holdings, Inc., ADR (A)	57,500	1,049,375
Keda Industrial Group Company, Ltd., Class A	20,400	48,172
Kingdee International Software Group Company, Ltd. (A)	472,800	883,410
Kingfa Sci & Tech Company, Ltd., Class A	25,300	36,496
Kingsoft Corp., Ltd.	174,000	574,482
Kuaishou Technology (A)(B)	319,400	2,140,448
Kuang-Chi Technologies Company, Ltd., Class A	23,400	58,999
Kunlun Tech Company, Ltd., Class A	13,000	41,531
Kweichow Moutai Company, Ltd., Class A	13,800	3,610,308
LB Group Company, Ltd., Class A	27,100	85,436
Lenovo Group, Ltd.	1,325,764	1,193,058
Lens Technology Company, Ltd., Class A	52,700	96,660
Lepu Medical Technology Beijing Company, Ltd., Class A	19,500	65,926
Li Auto, Inc., ADR (A)	100,200	2,365,722
Li Ning Company, Ltd.	430,500	3,673,330
Liaoning Port Company, Ltd., Class A	173,200	40,429
Lingyi iTech Guangdong Company, Class A (A)	68,800	56,748
Livzon Pharmaceutical Group, Inc., Class A	7,400	38,155
Logan Group Company, Ltd. (A)	236,500	34,512
Longfor Group Holdings, Ltd. (B)	334,700	958,124
LONGi Green Energy Technology Company, Ltd., Class A	83,040	529,607
Lufax Holding, Ltd., ADR	155,500	335,880
Luoyang Xinqianglian Slewing Bearing Company, Ltd., Class A	3,690	29,659
Luxi Chemical Group Company, Ltd., Class A	22,900	47,823
Luxshare Precision Industry Company, Ltd., Class A	78,000	335,730
Luzhou Laojiao Company, Ltd., Class A	16,200	582,548
Maanshan Iron & Steel Company, Ltd., Class A	57,800	25,733
Mango Excellent Media Company, Ltd., Class A	19,900	95,992
Maxscend Microelectronics Company, Ltd., Class A	5,600	94,444
Meinian Onehealth Healthcare Holdings Company, Ltd., Class A (A)	38,600	36,507
Meituan, Class B (A)(B)	865,161	15,014,815
Metallurgical Corp. of China, Ltd., Class A	203,800	100,168
Microport Scientific Corp. (A)	113,100	320,869
Ming Yang Smart Energy Group, Ltd., Class A	22,900	83,772
Ming Yuan Cloud Group Holdings, Ltd.	116,000	79,209
Minth Group, Ltd.	138,000	358,606

The accompanying notes are an integral part of the financial statements.	44

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Montage Technology Company, Ltd., Class A	12,392	$103,091
Muyuan Foods Company, Ltd., Class A	58,200	414,900
Nanjing King-Friend Biochemical Pharmaceutical Company, Ltd., Class A	15,960	39,722
Nanjing Securities Company, Ltd., Class A	46,600	60,815
NARI Technology Company, Ltd., Class A	73,840	279,380
National Silicon Industry Group Company, Ltd., Class A (A)	22,454	64,985
NAURA Technology Group Company, Ltd., Class A	5,800	194,384
NavInfo Company, Ltd., Class A	26,400	49,541
NetEase, Inc.	380,000	5,905,374
New China Life Insurance Company, Ltd., Class A	27,100	121,725
New China Life Insurance Company, Ltd., H Shares	176,200	427,031
New Hope Liuhe Company, Ltd., Class A (A)	48,400	91,963
New Oriental Education & Technology Group, Inc. (A)	278,200	1,072,817
Ninestar Corp., Class A	14,800	114,986
Ningbo Deye Technology Company, Ltd., Class A	2,200	104,761
Ningbo Joyson Electronic Corp., Class A (A)	13,700	31,047
Ningbo Orient Wires & Cables Company, Ltd., Class A	7,600	60,235
Ningbo Ronbay New Energy Technology Company, Ltd., Class A	4,934	51,254
Ningbo Shanshan Company, Ltd., Class A	23,300	60,012
Ningbo Tuopu Group Company, Ltd., Class A	11,900	114,772
Ningxia Baofeng Energy Group Company, Ltd., Class A	67,000	152,576
NIO, Inc., ADR (A)(C)	241,000	2,262,990
Nongfu Spring Company, Ltd., H Shares (B)	322,800	1,811,931
North Industries Group Red Arrow Company, Ltd., Class A	15,800	51,543
Northeast Securities Company, Ltd., Class A	48,700	48,001
Offshore Oil Engineering Company, Ltd., Class A	37,300	36,617
OFILM Group Company, Ltd., Class A (A)	27,500	20,374
Oppein Home Group, Inc., Class A	5,500	112,231
Orient Securities Company, Ltd., Class A	93,100	136,826
Ovctek China, Inc., Class A	8,800	43,631
Pangang Group Vanadium Titanium & Resources Company, Ltd., Class A (A)	94,900	76,338
PDD Holdings, Inc., ADR (A)	80,400	7,053,492
Perfect World Company, Ltd., Class A	22,400	45,884
PetroChina Company, Ltd., Class A	221,200	166,396
PetroChina Company, Ltd., H Shares	3,881,939	1,980,325
Pharmaron Beijing Company, Ltd., Class A	11,150	95,905
Pharmaron Beijing Company, Ltd., H Shares (B)	36,450	204,397
PICC Property & Casualty Company, Ltd., H Shares	1,298,798	1,140,801
Ping An Bank Company, Ltd., Class A	211,500	419,299
Ping An Healthcare and Technology Company, Ltd. (A)(B)	91,200	209,002
Ping An Insurance Group Company of China, Ltd., Class A	122,500	851,483
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Ping An Insurance Group Company of China, Ltd., H Shares	1,164,910	$7,952,300
Pingdingshan Tianan Coal Mining Company, Ltd., Class A	21,800	37,700
Poly Developments and Holdings Group Company, Ltd., Class A	135,600	294,941
Pop Mart International Group, Ltd. (B)(C)	101,200	281,945
Postal Savings Bank of China Company, Ltd., Class A	307,000	199,992
Postal Savings Bank of China Company, Ltd., H Shares (B)	1,467,300	881,558
Power Construction Corp. of China, Ltd., Class A	169,400	175,276
Proya Cosmetics Company, Ltd., Class A	1,360	35,766
Qingdao Rural Commercial Bank Corp., Class A	77,400	32,991
Raytron Technology Company, Ltd., Class A	3,863	25,739
Riyue Heavy Industry Company, Ltd., Class A	10,600	38,359
RLX Technology, Inc., ADR (A)	86,600	168,870
Rongsheng Petrochemical Company, Ltd., Class A	110,600	215,392
SAIC Motor Corp., Ltd., Class A	89,500	193,815
Sailun Group Company, Ltd., Class A	32,500	52,058
Sangfor Technologies, Inc., Class A	4,000	82,251
Sany Heavy Equipment International Holdings Company, Ltd.	195,000	194,606
Sany Heavy Industry Company, Ltd., Class A	94,000	253,725
Satellite Chemical Company, Ltd., Class A	36,643	91,788
SDIC Power Holdings Company, Ltd., Class A	75,900	118,477
Sealand Securities Company, Ltd., Class A	84,400	42,398
Seazen Group, Ltd. (A)	358,800	120,782
Seazen Holdings Company, Ltd., Class A (A)	27,400	77,224
SF Holding Company, Ltd., Class A	53,800	417,253
SG Micro Corp., Class A	3,600	81,303
Shaanxi Coal Industry Company, Ltd., Class A	105,600	304,350
Shan Xi Hua Yang Group New Energy Company, Ltd., Class A	25,300	58,020
Shandong Buchang Pharmaceuticals Company, Ltd., Class A	14,200	41,884
Shandong Gold Mining Company, Ltd., Class A	37,800	103,439
Shandong Gold Mining Company, Ltd., H Shares (B)	125,750	215,640
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	22,600	117,645
Shandong Linglong Tyre Company, Ltd., Class A	15,900	51,628
Shandong Nanshan Aluminum Company, Ltd., Class A	129,500	67,369
Shandong Sun Paper Industry JSC, Ltd., Class A	27,400	50,962
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	454,000	732,832
Shanghai Bairun Investment Holding Group Company, Ltd., Class A	11,020	66,620
Shanghai Baosight Software Company, Ltd., Class A	15,550	110,886

The accompanying notes are an integral part of the financial statements.	45

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shanghai Baosight Software Company, Ltd., Class B	89,823	$292,792
Shanghai Construction Group Company, Ltd., Class A	101,000	39,447
Shanghai Electric Group Company, Ltd., Class A (A)	130,100	78,516
Shanghai Fosun Pharmaceutical Group Company, Ltd., Class A	24,200	117,520
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	90,100	263,598
Shanghai Friendess Electronic Technology Corp., Ltd., Class A	1,111	33,669
Shanghai International Airport Company, Ltd., Class A (A)	10,700	90,489
Shanghai International Port Group Company, Ltd., Class A	106,200	81,405
Shanghai Jinjiang International Hotels Company, Ltd., Class A	10,300	92,083
Shanghai Junshi Biosciences Company, Ltd., Class A (A)	7,371	56,109
Shanghai Lingang Holdings Corp., Ltd., Class A	16,400	28,873
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	176,180	137,480
Shanghai M&G Stationery, Inc., Class A	9,300	72,604
Shanghai Medicilon, Inc., Class A	872	23,758
Shanghai Pharmaceuticals Holding Company, Ltd., Class A	32,500	92,519
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	142,400	251,121
Shanghai Pudong Development Bank Company, Ltd., Class A	334,200	345,761
Shanghai Putailai New Energy Technology Company, Ltd., Class A	15,000	108,601
Shanghai RAAS Blood Products Company, Ltd., Class A	70,300	62,795
Shanghai Yuyuan Tourist Mart Group Company, Ltd., Class A	41,800	47,229
Shanghai Zhangjiang High-Tech Park Development Company, Ltd., Class A	11,400	20,660
Shanxi Coking Coal Energy Group Company, Ltd., Class A	43,800	82,140
Shanxi Lu'an Environmental Energy Development Company, Ltd., Class A	31,000	99,672
Shanxi Meijin Energy Company, Ltd., Class A	46,100	62,412
Shanxi Securities Company, Ltd., Class A	54,800	45,737
Shanxi Taigang Stainless Steel Company, Ltd., Class A	62,600	43,108
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	13,300	542,218
Shenghe Resources Holding Company, Ltd., Class A	18,000	41,554
Shengyi Technology Company, Ltd., Class A	23,900	62,431
Shennan Circuits Company, Ltd., Class A	5,400	62,052
Shenwan Hongyuan Group Company, Ltd., Class A	264,000	160,386
Shenzhen Capchem Technology Company, Ltd., Class A	7,640	51,064
Shenzhen Dynanonic Company, Ltd., Class A	1,800	58,624
Shenzhen Energy Group Company, Ltd., Class A	46,600	41,811
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shenzhen Inovance Technology Company, Ltd., Class A	28,700	$302,803
Shenzhen Kangtai Biological Products Company, Ltd., Class A	11,820	59,033
Shenzhen Kedali Industry Company, Ltd., Class A	2,400	42,309
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	13,200	596,424
Shenzhen New Industries Biomedical Engineering Company, Ltd., Class A	6,300	55,607
Shenzhen Overseas Chinese Town Company, Ltd., Class A	93,800	71,679
Shenzhen Salubris Pharmaceuticals Company, Ltd., Class A	9,900	52,882
Shenzhen SC New Energy Technology Corp., Class A	3,800	70,565
Shenzhen Senior Technology Material Company, Ltd., Class A	13,885	42,440
Shenzhen Sunlord Electronics Company, Ltd., Class A	8,200	30,074
Shenzhen Transsion Holdings Company, Ltd., Class A	6,984	81,163
Shenzhou International Group Holdings, Ltd.	151,800	1,660,929
Shijiazhuang Yiling Pharmaceutical Company, Ltd., Class A	19,000	82,139
Sichuan Chuantou Energy Company, Ltd., Class A	37,500	70,144
Sichuan Hebang Biotechnology Company, Ltd., Class A	98,800	44,831
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	16,300	67,759
Sichuan New Energy Power Company, Ltd. (A)	15,200	39,811
Sichuan Road & Bridge Group Company, Ltd., Class A	51,500	94,308
Sichuan Swellfun Company, Ltd., Class A	5,000	59,653
Sichuan Yahua Industrial Group Company, Ltd., Class A	12,200	43,007
Sieyuan Electric Company, Ltd., Class A	8,300	56,165
Silergy Corp.	35,000	658,563
Sinolink Securities Company, Ltd., Class A	52,800	71,189
Sinoma Science & Technology Company, Ltd., Class A	18,600	61,662
Sinomine Resource Group Company, Ltd., Class A	4,900	52,861
Sinopec Shanghai Petrochemical Company, Ltd., Class A	67,400	31,732
Sinopharm Group Company, Ltd., H Shares	249,400	667,972
Sinotrans, Ltd., Class A	49,000	27,756
Sinotruk Hong Kong, Ltd.	129,600	204,265
Skshu Paint Company, Ltd., Class A (A)	3,900	68,784
Smoore International Holdings, Ltd. (B)(C)	329,000	407,903
Songcheng Performance Development Company, Ltd., Class A	31,500	71,177
SooChow Securities Company, Ltd., Class A	64,300	65,214
Southwest Securities Company, Ltd., Class A	96,200	56,543
StarPower Semiconductor, Ltd., Class A	1,800	76,491
Sunac China Holdings, Ltd. (A)(D)	599,000	314,556
Sungrow Power Supply Company, Ltd., Class A	16,000	275,120

The accompanying notes are an integral part of the financial statements.	46

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Sunny Optical Technology Group Company, Ltd.	130,350	$1,482,318
Sunwoda Electronic Company, Ltd., Class A	19,200	59,697
Suzhou Dongshan Precision Manufacturing Company, Ltd., Class A	19,900	83,538
Suzhou Maxwell Technologies Company, Ltd., Class A	1,840	97,184
Suzhou TA&A Ultra Clean Technology Company, Ltd., Class A	6,200	51,265
TAL Education Group, ADR (A)	77,162	542,449
Tangshan Jidong Cement Company, Ltd., Class A	29,100	37,823
TBEA Company, Ltd., Class A	42,000	130,484
TCL Technology Group Corp., Class A	156,000	99,694
TCL Zhonghuan Renewable Energy Technology Company, Ltd., Class A	34,900	219,099
Tencent Holdings, Ltd.	1,144,712	50,285,374
Tencent Music Entertainment Group, ADR (A)	130,400	983,216
The People's Insurance Company Group of China, Ltd., Class A	78,700	59,194
The People's Insurance Company Group of China, Ltd., H Shares	1,607,100	508,118
Thunder Software Technology Company, Ltd., Class A	4,500	61,875
Tianjin 712 Communication & Broadcasting Company, Ltd., Class A	7,600	37,275
Tianma Microelectronics Company, Ltd., Class A	11,000	15,155
Tianshan Aluminum Group Company, Ltd., Class A	40,900	48,829
Tianshui Huatian Technology Company, Ltd., Class A	26,700	36,816
Tibet Summit Resources Company, Ltd., Class A (A)	9,200	34,671
Tingyi Cayman Islands Holding Corp.	357,800	578,056
Titan Wind Energy Suzhou Company, Ltd., Class A	20,100	44,308
Toly Bread Company, Ltd., Class A	13,740	34,899
Tongcheng Travel Holdings, Ltd. (A)	222,400	441,459
TongFu Microelectronics Company, Ltd., Class A (A)	10,900	35,032
Tongkun Group Company, Ltd., Class A	29,500	69,493
Tongling Nonferrous Metals Group Company, Ltd., Class A	106,900	51,992
Tongwei Company, Ltd., Class A	49,300	297,774
Topchoice Medical Corp., Class A (A)	3,500	73,672
Topsports International Holdings, Ltd. (B)	330,000	288,640
Transfar Zhilian Company, Ltd., Class A	36,500	31,294
TravelSky Technology, Ltd., H Shares	169,400	334,380
Trina Solar Company, Ltd., Class A	23,880	212,379
Trip.com Group, Ltd., ADR (A)	99,600	3,540,780
Tsingtao Brewery Company, Ltd., Class A	8,100	130,144
Tsingtao Brewery Company, Ltd., H Shares	114,700	1,132,064
Unigroup Guoxin Microelectronics Company, Ltd., Class A	8,979	143,193
Uni-President China Holdings, Ltd.	234,900	205,956
Unisplendour Corp., Ltd., Class A	31,000	113,293
Vipshop Holdings, Ltd., ADR (A)	82,900	1,234,382
Walvax Biotechnology Company, Ltd., Class A	17,400	95,786
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Wanhua Chemical Group Company, Ltd., Class A	34,400	$516,990
Want Want China Holdings, Ltd.	867,412	545,699
Weibo Corp., ADR (A)	12,880	266,358
Weichai Power Company, Ltd., Class A	81,000	144,950
Weichai Power Company, Ltd., H Shares	348,980	517,972
Weihai Guangwei Composites Company, Ltd., Class A	5,600	53,730
Wens Foodstuffs Group Company, Ltd., Class A	70,500	200,830
Western Mining Company, Ltd., Class A	25,400	42,041
Western Securities Company, Ltd., Class A	60,300	57,536
Western Superconducting Technologies Company, Ltd., Class A	5,005	65,354
Will Semiconductor Company, Ltd., Class A	12,745	157,822
Wingtech Technology Company, Ltd., Class A	13,500	104,731
Winning Health Technology Group Company, Ltd., Class A	19,000	27,801
Wuchan Zhongda Group Company, Ltd., Class A	60,100	42,343
Wuhan Guide Infrared Company, Ltd., Class A	32,360	55,547
Wuliangye Yibin Company, Ltd., Class A	42,800	1,257,885
WUS Printed Circuit Kunshan Company, Ltd., Class A	20,700	48,862
WuXi AppTec Company, Ltd., Class A	28,800	343,516
WuXi AppTec Company, Ltd., H Shares (B)	64,229	685,256
WuXi Biologics Cayman, Inc. (A)(B)	657,600	4,603,302
Wuxi Shangji Automation Company, Ltd., Class A	4,160	66,570
XCMG Construction Machinery Company, Ltd., Class A	95,200	97,318
Xiamen C & D, Inc., Class A	36,200	68,877
Xiamen Faratronic Company, Ltd., Class A	2,400	52,669
Xiamen Intretech, Inc., Class A	7,100	19,907
Xiamen Tungsten Company, Ltd., Class A	15,000	49,460
Xiaomi Corp., Class B (A)(B)	2,801,500	4,244,224
Xinjiang Goldwind Science & Technology Company, Ltd., Class A	40,000	65,417
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	141,000	127,188
Xinjiang Zhongtai Chemical Company, Ltd., Class A	31,100	37,872
Xinyi Solar Holdings, Ltd.	895,000	957,001
XPeng, Inc., ADR (A)(C)	77,600	692,192
Xtep International Holdings, Ltd.	238,500	269,775
Yadea Group Holdings, Ltd. (B)	216,000	463,578
Yangzhou Yangjie Electronic Technology Company, Ltd., Class A	5,500	43,294
Yankuang Energy Group Company, Ltd., Class A	28,100	144,466
Yankuang Energy Group Company, Ltd., H Shares	276,710	834,652
Yantai Jereh Oilfield Services Group Company, Ltd., Class A	10,500	46,671
Yealink Network Technology Corp., Ltd., Class A	9,300	89,253
Yifeng Pharmacy Chain Company, Ltd., Class A	7,600	66,228
Yihai International Holding, Ltd. (A)	85,500	248,911

The accompanying notes are an integral part of the financial statements.	47

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Yihai Kerry Arawana Holdings Company, Ltd., Class A	16,300	$107,934
Yintai Gold Company, Ltd., Class A	27,400	45,759
YongXing Special Materials Technology Company, Ltd., Class A	4,300	56,797
Yonyou Network Technology Company, Ltd., Class A	36,400	122,137
Youngor Group Company, Ltd., Class A	62,900	59,652
Youngy Company, Ltd., Class A (A)	2,700	38,613
YTO Express Group Company, Ltd., Class A	39,100	102,286
Yuan Longping High-tech Agriculture Company, Ltd., Class A (A)	14,200	34,985
Yum China Holdings, Inc. (New York Stock Exchange)	78,192	4,592,216
Yunda Holding Company, Ltd., Class A	32,500	59,688
Yunnan Aluminium Company, Ltd., Class A	36,200	69,439
Yunnan Baiyao Group Company, Ltd., Class A	20,140	165,012
Yunnan Botanee Bio-Technology Group Company, Ltd., Class A	3,100	61,794
Yunnan Energy New Material Company, Ltd., Class A	9,800	177,131
Yunnan Tin Company, Ltd., Class A	17,500	38,981
Zai Lab, Ltd., ADR (A)	15,900	590,685
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	6,500	289,327
Zhaojin Mining Industry Company, Ltd., H Shares (A)	202,500	212,648
Zhefu Holding Group Company, Ltd., Class A	54,900	33,062
Zhejiang Century Huatong Group Company, Ltd., Class A (A)	85,100	53,878
Zhejiang China Commodities City Group Company, Ltd., Class A	57,600	43,986
Zhejiang Chint Electrics Company, Ltd., Class A	24,300	105,050
Zhejiang Dahua Technology Company, Ltd., Class A	33,800	70,489
Zhejiang Dingli Machinery Company, Ltd., Class A	5,500	46,400
Zhejiang Expressway Company, Ltd., H Shares	254,782	205,487
Zhejiang HangKe Technology, Inc., Company, Class A	4,121	29,852
Zhejiang Huahai Pharmaceutical Company, Ltd., Class A	15,400	46,000
Zhejiang Huayou Cobalt Company, Ltd., Class A	17,210	146,667
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	13,800	136,227
Zhejiang Jiuzhou Pharmaceutical Company, Ltd., Class A	8,500	48,259
Zhejiang Juhua Company, Ltd., Class A	29,900	81,139
Zhejiang NHU Company, Ltd., Class A	33,780	92,289
Zhejiang Orient Gene Biotech Company, Ltd., Class A	1,976	21,025
Zhejiang Semir Garment Company, Ltd., Class A	24,800	21,754
Zhejiang Supor Company, Ltd., Class A	5,800	47,524
Zhejiang Weiming Environment Protection Company, Ltd., Class A	18,080	51,105
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zhejiang Weixing New Building Materials Company, Ltd., Class A	15,700	$58,011
Zhejiang Wolwo Bio-Pharmaceutical Company, Ltd., Class A	5,100	38,717
Zhejiang Yongtai Technology Company, Ltd., Class A	9,600	32,127
Zheshang Securities Company, Ltd., Class A	49,500	73,585
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(B)	129,500	372,860
Zhongji Innolight Company, Ltd., Class A	8,800	44,957
Zhongsheng Group Holdings, Ltd.	109,600	547,477
Zhongtai Securities Company, Ltd., Class A	63,500	63,739
Zhuzhou CRRC Times Electric Company, Ltd.	99,600	453,862
Zhuzhou CRRC Times Electric Company, Ltd., Class A	6,951	51,818
Zhuzhou Hongda Electronics Corp., Ltd., Class A	3,900	25,629
Zhuzhou Kibing Group Company, Ltd., Class A	29,400	46,364
Zibo Qixiang Tengda Chemical Company, Ltd., Class A (A)	30,200	31,297
Zijin Mining Group Company, Ltd., Class A	231,900	381,639
Zijin Mining Group Company, Ltd., H Shares	1,041,529	1,576,211
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	73,900	71,385
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	275,000	158,875
ZTE Corp., Class A	44,600	206,873
ZTE Corp., H Shares	137,415	408,275
ZTO Express Cayman, Inc., ADR	77,400	1,862,244
		345,865,573
Colombia - 0.1%
Bancolombia SA	88,552	654,195
Ecopetrol SA	1,733,817	962,631
Interconexion Electrica SA ESP	155,807	551,801
		2,168,627
Czech Republic - 0.0%
CEZ AS	23,078	1,076,033
Komercni banka AS	10,967	369,440
Moneta Money Bank AS (B)	47,558	181,170
		1,626,643
Denmark - 2.0%
A.P. Moller - Maersk A/S, Series A	534	1,220,560
A.P. Moller - Maersk A/S, Series B	997	2,322,360
Carlsberg A/S, Class B	18,077	2,554,479
Chr. Hansen Holding A/S	18,850	1,306,796
Coloplast A/S, B Shares	21,340	2,465,754
Danske Bank A/S	125,172	2,906,903
Demant A/S (A)	17,052	509,940
DSV A/S	34,524	6,273,227
Genmab A/S (A)	11,850	4,458,551
GN Store Nord A/S (C)	23,632	510,207
Novo Nordisk A/S, B Shares	303,217	42,831,000
Novozymes A/S, B Shares	36,746	1,769,831
Orsted A/S (B)	33,930	2,953,371
Pandora A/S	17,085	1,618,354
ROCKWOOL A/S, B Shares	1,609	365,305
Tryg A/S	66,641	1,476,329

The accompanying notes are an integral part of the financial statements.	48

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
Vestas Wind Systems A/S	181,690	$5,184,517
		80,727,484
Finland - 0.5%
Elisa OYJ	17,015	966,249
Fortum OYJ	53,863	823,211
Kesko OYJ, B Shares	32,857	713,517
Kone OYJ, B Shares	41,513	2,155,834
Neste OYJ	51,631	2,490,222
Nokia OYJ	666,777	3,084,871
Nordea Bank ABP	370,644	4,696,887
Orion OYJ, Class B	13,035	614,223
Sampo OYJ, A Shares	63,380	3,085,344
Stora Enso OYJ, R Shares	68,411	967,180
UPM-Kymmene OYJ	65,625	2,378,012
Wartsila OYJ ABP	58,322	563,310
		22,538,860
France - 7.7%
Accor SA (A)	29,520	979,747
Aeroports de Paris	5,106	739,815
Air Liquide SA	92,112	14,634,391
Airbus SE	103,843	13,600,342
Alstom SA	55,737	1,635,779
Amundi SA (B)	11,654	766,519
Arkema SA	10,572	1,071,778
AXA SA	346,418	10,916,121
BioMerieux	7,282	713,056
BNP Paribas SA	196,186	13,715,563
Bollore SE	152,744	853,219
Bouygues SA	40,004	1,353,601
Bureau Veritas SA	51,284	1,465,004
Capgemini SE	28,799	5,400,842
Carrefour SA	108,782	2,150,556
Cie de Saint-Gobain	87,948	5,226,095
Cie Generale des Etablissements Michelin SCA	119,280	3,747,298
Covivio	7,962	509,925
Credit Agricole SA	223,161	2,719,775
Danone SA	114,891	6,458,280
Dassault Aviation SA	4,365	750,389
Dassault Systemes SE	117,378	4,529,631
Edenred	43,571	2,452,444
Eiffage SA	14,481	1,589,274
Electricite de France SA	98,552	1,228,539
Engie SA	322,016	4,699,289
EssilorLuxottica SA	50,634	8,777,557
Eurazeo SE	7,739	520,758
Gecina SA	7,920	911,191
Getlink SE	75,767	1,272,492
Hermes International	5,576	10,093,286
Ipsen SA	6,645	759,247
Kering SA	13,187	7,731,799
Klepierre SA (A)	37,528	935,934
La Francaise des Jeux SAEM (B)	17,944	708,293
Legrand SA	47,041	4,345,035
L'Oreal SA	42,450	16,779,295
LVMH Moet Hennessy Louis Vuitton SE	48,903	40,654,295
Orange SA	350,785	4,004,658
Pernod Ricard SA	36,963	7,710,885
Publicis Groupe SA	40,148	3,187,230
Remy Cointreau SA	4,043	709,732
Renault SA (A)	33,921	1,518,195
Safran SA	60,165	8,495,366
Sanofi	200,479	18,744,406
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Sartorius Stedim Biotech	4,866	$1,584,837
Schneider Electric SE	93,874	15,062,717
Schneider Electric SE (Euronext London Exchange)	1,474	236,402
SEB SA	4,285	494,304
Societe Generale SA	141,590	4,080,553
Sodexo SA	15,468	1,432,608
Teleperformance	10,309	2,676,084
Thales SA	18,791	2,627,048
TotalEnergies SE	436,525	26,935,370
Ubisoft Entertainment SA (A)	16,445	360,556
Unibail-Rodamco-Westfield (A)	16,892	1,067,361
Unibail-Rodamco-Westfield (Euronext Amsterdam Exchange) (A)	3,763	237,774
Valeo	36,095	749,863
Veolia Environnement SA	116,684	3,482,347
Vinci SA	93,984	10,686,693
Vivendi SE	125,679	1,293,320
Wendel SE	4,722	535,528
Worldline SA (A)(B)	41,948	1,747,235
		317,057,526
Germany - 4.4%
adidas AG	26,340	3,933,787
Allianz SE	62,968	14,785,698
BASF SE	140,119	7,174,397
Bayer AG	149,921	8,902,475
Bayerische Motoren Werke AG	50,773	5,238,007
Bechtle AG	12,354	520,262
Beiersdorf AG	15,316	1,827,893
Brenntag SE	23,309	1,755,705
Carl Zeiss Meditec AG, Bearer Shares	6,129	816,964
Commerzbank AG (A)	158,876	1,935,979
Continental AG	16,683	1,197,705
Covestro AG (B)	29,753	1,307,952
Daimler Truck Holding AG (A)	68,937	2,183,513
Delivery Hero SE (A)(B)	24,930	1,001,827
Deutsche Bank AG	319,085	3,978,125
Deutsche Boerse AG	29,010	5,058,579
Deutsche Lufthansa AG (A)	89,557	927,877
Deutsche Post AG	150,887	6,381,143
Deutsche Telekom AG	493,601	11,077,895
E.ON SE	340,768	3,718,068
Evonik Industries AG	31,454	671,596
Fresenius Medical Care AG & Company KGaA	31,225	1,220,132
Fresenius SE & Company KGaA	64,050	1,762,472
GEA Group AG	22,939	1,008,394
Hannover Rueck SE	9,552	1,854,982
HeidelbergCement AG	22,212	1,524,906
HelloFresh SE (A)	25,049	561,159
Henkel AG & Company KGaA	14,090	974,250
Infineon Technologies AG	199,451	7,055,845
KION Group AG	10,973	429,768
Knorr-Bremse AG	10,708	727,767
LEG Immobilien SE	11,079	802,312
Mercedes-Benz Group AG	122,416	9,382,278
Merck KGaA	19,748	3,742,102
MTU Aero Engines AG	8,129	1,961,713
Muenchener Rueckversicherungs-Gesellschaft AG	21,762	7,496,497
Nemetschek SE	8,709	493,189
Puma SE	15,908	1,012,613
Rational AG	768	509,407

The accompanying notes are an integral part of the financial statements.	49

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Rheinmetall AG	6,652	$1,690,785
RWE AG	97,450	4,136,475
SAP SE	159,102	18,075,691
Scout24 SE (B)	12,031	659,372
Siemens AG	116,694	17,783,182
Siemens Energy AG (A)(C)	66,462	1,331,788
Siemens Healthineers AG (B)	42,973	2,242,763
Symrise AG	20,223	2,066,166
Telefonica Deutschland Holding AG	147,844	448,475
Uniper SE (C)	13,326	38,600
United Internet AG	13,805	301,680
Volkswagen AG	4,432	787,388
Vonovia SE	106,394	2,675,704
Zalando SE (A)(B)	33,774	1,338,125
		180,491,427
Hong Kong - 2.2%
AIA Group, Ltd.	1,918,509	20,389,947
Alibaba Health Information Technology, Ltd. (A)	858,200	614,495
Alibaba Pictures Group, Ltd. (A)	2,116,100	133,380
Beijing Enterprises Holdings, Ltd.	97,214	318,441
Beijing Enterprises Water Group, Ltd.	746,200	187,366
BOC Hong Kong Holdings, Ltd.	586,500	1,984,919
Bosideng International Holdings, Ltd.	586,000	325,067
Brilliance China Automotive Holdings, Ltd.	489,800	245,026
Budweiser Brewing Company APAC, Ltd. (B)	272,600	817,419
China Everbright Environment Group, Ltd.	695,700	282,153
China Gas Holdings, Ltd.	559,400	782,246
China Jinmao Holdings Group, Ltd.	1,059,300	205,559
China Mengniu Dairy Company, Ltd. (A)	580,253	2,554,085
China Merchants Port Holdings Company, Ltd.	246,331	345,311
China Overseas Land & Investment, Ltd.	708,797	1,759,580
China Overseas Property Holdings, Ltd.	235,000	274,221
China Power International Development, Ltd.	986,900	391,358
China Resources Beer Holdings Company, Ltd.	296,899	2,196,481
China Resources Cement Holdings, Ltd.	453,900	244,235
China Resources Gas Group, Ltd.	168,400	710,593
China Resources Land, Ltd.	592,405	2,632,215
China Resources Power Holdings Company, Ltd.	353,432	721,682
China Ruyi Holdings, Ltd. (A)	840,000	208,758
China State Construction International Holdings, Ltd.	371,400	422,976
China Taiping Insurance Holdings Company, Ltd.	295,800	349,618
China Traditional Chinese Medicine Holdings Company, Ltd.	514,400	266,900
Chow Tai Fook Jewellery Group, Ltd.	311,600	603,928
CK Asset Holdings, Ltd.	317,198	1,989,477
CK Hutchison Holdings, Ltd.	427,472	2,552,543
CK Infrastructure Holdings, Ltd.	98,000	516,938
CLP Holdings, Ltd.	257,500	1,820,993
COSCO SHIPPING Ports, Ltd.	336,808	219,255
ESR Group, Ltd. (B)	315,000	535,828
Far East Horizon, Ltd.	279,100	246,884
Futu Holdings, Ltd., ADR (A)(C)	9,500	467,495
Galaxy Entertainment Group, Ltd.	345,000	2,296,886
Geely Automobile Holdings, Ltd.	1,103,300	1,433,384
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Guangdong Investment, Ltd.	538,880	$544,560
Hang Lung Properties, Ltd.	317,000	611,392
Hang Seng Bank, Ltd.	119,195	1,938,890
Henderson Land Development Company, Ltd.	228,417	801,786
HK Electric Investments, Ltd.	357,500	228,600
HKT Trust & HKT, Ltd.	580,322	754,476
Hong Kong & China Gas Company, Ltd.	1,751,863	1,646,756
Hong Kong Exchanges & Clearing, Ltd.	190,577	7,633,117
Hongkong Land Holdings, Ltd.	180,100	823,879
Hopson Development Holdings, Ltd.	151,906	155,030
HUTCHMED China, Ltd., ADR (A)(C)	15,800	261,490
Jardine Matheson Holdings, Ltd.	33,932	1,681,997
Kingboard Holdings, Ltd.	123,800	441,983
Kingboard Laminates Holdings, Ltd.	172,000	214,495
Kunlun Energy Company, Ltd.	717,390	574,805
Link REIT	331,025	2,178,637
MTR Corp., Ltd.	239,368	1,206,240
New World Development Company, Ltd.	236,314	643,286
Nine Dragons Paper Holdings, Ltd.	303,100	246,990
Orient Overseas International, Ltd.	24,500	393,549
Power Assets Holdings, Ltd.	216,500	1,158,011
Shenzhen International Holdings, Ltd.	235,500	204,683
Shimao Group Holdings, Ltd. (A)(D)	245,100	124,214
Sino Biopharmaceutical, Ltd.	1,898,875	980,374
Sino Land Company, Ltd.	533,075	683,590
SITC International Holdings Company, Ltd.	211,000	441,401
Sun Hung Kai Properties, Ltd.	230,500	3,150,109
Swire Pacific, Ltd., Class A	80,000	652,857
Swire Properties, Ltd.	181,200	476,828
Techtronic Industries Company, Ltd.	217,500	2,166,140
The Wharf Holdings, Ltd.	221,125	489,635
Vinda International Holdings, Ltd.	65,000	179,032
WH Group, Ltd. (B)	1,324,770	770,922
Wharf Real Estate Investment Company, Ltd.	264,125	1,448,152
Xinyi Glass Holdings, Ltd.	282,000	527,268
Yuexiu Property Company, Ltd.	253,700	373,636
		88,856,452
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	76,878	583,787
OTP Bank NYRT	41,119	1,245,613
Richter Gedeon NYRT	26,056	546,177
		2,375,577
India - 2.8%
ACC, Ltd.	10,291	215,203
Adani Enterprises, Ltd.	38,945	645,449
Adani Green Energy, Ltd. (A)	44,312	259,507
Adani Ports & Special Economic Zone, Ltd.	72,510	517,581
Adani Power, Ltd. (A)	109,970	194,234
Adani Total Gas, Ltd.	39,090	320,421
Adani Transmission, Ltd. (A)	39,078	303,221
Ambuja Cements, Ltd.	83,681	346,143
Apollo Hospitals Enterprise, Ltd.	14,316	758,451
Asian Paints, Ltd.	54,571	1,867,956
AU Small Finance Bank, Ltd. (B)	22,329	160,021
Aurobindo Pharma, Ltd.	38,644	215,355
Avenue Supermarts, Ltd. (A)(B)	23,022	956,571
Axis Bank, Ltd.	324,451	3,312,567
Bajaj Auto, Ltd.	9,980	440,188
Bajaj Finance, Ltd.	38,727	2,859,586

The accompanying notes are an integral part of the financial statements.	50

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Bajaj Finserv, Ltd.	55,076	$888,266
Balkrishna Industries, Ltd.	10,724	260,201
Bandhan Bank, Ltd. (A)(B)	93,939	261,747
Berger Paints India, Ltd.	32,389	227,776
Bharat Electronics, Ltd.	521,160	596,622
Bharat Forge, Ltd.	35,395	348,403
Bharat Petroleum Corp., Ltd.	123,485	472,631
Bharti Airtel, Ltd.	313,055	2,815,435
Biocon, Ltd.	59,574	165,278
Britannia Industries, Ltd.	15,255	824,224
Cholamandalam Investment and Finance Company, Ltd.	58,520	535,477
Cipla, Ltd.	69,273	758,462
Coal India, Ltd.	216,664	562,586
Colgate-Palmolive India, Ltd.	16,348	292,137
Container Corp. of India, Ltd.	38,969	278,371
Dabur India, Ltd.	87,852	566,481
Divi's Laboratories, Ltd.	18,806	644,434
DLF, Ltd.	88,237	374,939
Dr. Reddy's Laboratories, Ltd.	16,697	869,642
Eicher Motors, Ltd.	19,397	727,772
GAIL India, Ltd.	339,429	421,969
Godrej Consumer Products, Ltd. (A)	58,357	652,072
Godrej Properties, Ltd. (A)	17,780	237,411
Grasim Industries, Ltd.	37,377	709,570
Havells India, Ltd.	35,431	513,508
HCL Technologies, Ltd.	154,591	2,026,821
HDFC Life Insurance Company, Ltd. (B)	140,618	831,018
Hero MotoCorp, Ltd.	15,611	457,644
Hindalco Industries, Ltd.	193,376	933,426
Hindustan Petroleum Corp., Ltd.	90,435	235,830
Hindustan Unilever, Ltd.	117,393	3,487,930
Housing Development Finance Corp., Ltd.	246,047	7,758,098
ICICI Bank, Ltd.	734,869	7,595,200
ICICI Lombard General Insurance Company, Ltd. (B)	35,775	477,972
ICICI Prudential Life Insurance Company, Ltd. (B)	54,239	267,989
Indian Oil Corp., Ltd.	399,386	367,207
Indian Railway Catering & Tourism Corp., Ltd.	33,529	246,679
Indraprastha Gas, Ltd.	43,798	232,149
Indus Towers, Ltd.	96,067	200,291
Info Edge India, Ltd.	10,150	428,697
Infosys, Ltd.	479,740	8,631,700
InterGlobe Aviation, Ltd. (A)(B)	13,724	307,865
ITC, Ltd.	424,210	1,931,121
Jindal Steel & Power, Ltd.	58,180	386,671
JSW Steel, Ltd.	101,966	822,959
Jubilant Foodworks, Ltd.	55,669	297,993
Kotak Mahindra Bank, Ltd.	79,669	1,667,195
Larsen & Toubro, Ltd.	98,599	2,511,431
LTIMindtree, Ltd. (B)	14,319	813,789
Lupin, Ltd.	28,813	229,233
Mahindra & Mahindra, Ltd.	124,269	1,915,301
Marico, Ltd.	71,427	425,691
Maruti Suzuki India, Ltd.	17,202	1,798,889
Mphasis, Ltd.	11,904	294,977
MRF, Ltd.	267	274,351
Muthoot Finance, Ltd.	16,719	196,646
Nestle India, Ltd.	4,733	1,066,150
NTPC, Ltd.	555,155	1,141,695
Oil & Natural Gas Corp., Ltd.	360,159	660,620
Page Industries, Ltd.	865	396,811
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Petronet LNG, Ltd.	102,472	$274,928
PI Industries, Ltd.	10,525	393,725
Pidilite Industries, Ltd.	21,269	590,158
Piramal Enterprises, Ltd.	17,319	161,254
Piramal Pharma, Ltd. (A)	69,271	66,132
Power Grid Corp. of India, Ltd.	446,356	1,197,701
Reliance Industries, Ltd.	433,867	12,155,536
Samvardhana Motherson International, Ltd.	265,812	256,854
SBI Cards & Payment Services, Ltd.	33,483	303,921
SBI Life Insurance Company, Ltd. (B)	65,159	879,051
Shree Cement, Ltd.	1,522	474,240
Shriram Finance, Ltd.	27,215	397,853
Siemens, Ltd.	9,941	389,864
SRF, Ltd.	21,132	553,361
State Bank of India	256,942	1,622,102
Sun Pharmaceutical Industries, Ltd.	137,996	1,598,905
Tata Consultancy Services, Ltd.	131,683	5,297,128
Tata Consumer Products, Ltd.	78,081	675,792
Tata Elxsi, Ltd.	4,835	356,409
Tata Motors, Ltd. (A)	236,439	1,200,987
Tata Steel, Ltd.	1,047,291	1,319,045
Tech Mahindra, Ltd.	83,460	1,108,186
The Tata Power Company, Ltd.	204,224	499,574
Titan Company, Ltd.	50,643	1,450,801
Torrent Pharmaceuticals, Ltd.	14,296	253,146
Trent, Ltd.	25,422	391,427
UltraTech Cement, Ltd.	14,385	1,262,003
United Spirits, Ltd. (A)	41,782	373,341
UPL, Ltd.	70,024	589,846
Vedanta, Ltd.	105,962	343,611
Wipro, Ltd.	195,702	915,777
Yes Bank, Ltd. (A)	1,573,893	334,835
Zomato, Ltd. (A)	225,955	145,461
		117,528,861
Indonesia - 0.5%
Adaro Energy Indonesia Tbk PT	2,571,145	503,746
Adaro Minerals Indonesia Tbk PT (A)	1,458,800	124,324
Aneka Tambang Tbk	1,485,600	193,860
Astra International Tbk PT	3,661,308	1,464,552
Bank Central Asia Tbk PT	9,856,850	5,653,287
Bank Jago Tbk PT (A)	736,600	121,170
Bank Mandiri Persero Tbk PT	3,345,556	2,193,181
Bank Negara Indonesia Persero Tbk PT	1,375,353	791,002
Bank Rakyat Indonesia Persero Tbk PT	12,166,210	3,723,657
Barito Pacific Tbk PT	5,075,860	311,164
Charoen Pokphand Indonesia Tbk PT	1,317,003	464,141
Gudang Garam Tbk PT	89,982	147,523
Indah Kiat Pulp & Paper Tbk PT	504,400	262,020
Indofood CBP Sukses Makmur Tbk PT	418,900	278,184
Indofood Sukses Makmur Tbk PT	812,417	344,919
Kalbe Farma Tbk PT	3,797,110	525,275
Merdeka Copper Gold Tbk PT (A)	2,137,000	636,095
Sarana Menara Nusantara Tbk PT	4,067,900	280,037
Semen Indonesia Persero Tbk PT	546,892	259,041
Sumber Alfaria Trijaya Tbk PT	2,969,000	564,620
Telkom Indonesia Persero Tbk PT	8,896,060	2,266,146
Tower Bersama Infrastructure Tbk PT	1,372,200	188,040
Unilever Indonesia Tbk PT	1,360,625	372,830
United Tractors Tbk PT	299,937	548,600
Vale Indonesia Tbk PT (A)	436,000	195,031
		22,412,445
Ireland - 0.7%
AerCap Holdings NV (A)	16,500	1,030,260

The accompanying notes are an integral part of the financial statements.	51

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ireland (continued)
CRH PLC	120,421	$5,656,583
DCC PLC	23,572	1,309,106
Experian PLC	221,463	7,466,423
Flutter Entertainment PLC (A)	26,135	4,196,185
James Hardie Industries PLC, CHESS Depositary Interest	88,280	1,839,288
Kerry Group PLC, Class A	24,952	2,389,020
Kingspan Group PLC	24,120	1,565,579
Smurfit Kappa Group PLC	30,885	1,152,217
Smurfit Kappa Group PLC	8,098	301,227
		26,905,888
Israel - 0.4%
Azrieli Group, Ltd.	6,405	359,455
Bank Hapoalim BM	191,846	1,604,643
Bank Leumi Le-Israel BM	233,842	1,818,011
Check Point Software Technologies, Ltd. (A)	15,600	1,930,032
CyberArk Software, Ltd. (A)	6,000	868,620
Elbit Systems, Ltd.	4,020	680,646
ICL Group, Ltd.	106,148	770,355
Israel Discount Bank, Ltd., Class A	187,420	889,024
Kornit Digital, Ltd. (A)	7,700	157,850
Mizrahi Tefahot Bank, Ltd.	23,146	688,291
Nice, Ltd. (A)	9,545	1,984,073
Teva Pharmaceutical Industries, Ltd., ADR (A)	168,036	1,665,237
Tower Semiconductor, Ltd. (A)	16,513	675,480
Wix.com, Ltd. (A)	8,600	778,558
ZIM Integrated Shipping Services, Ltd. (C)	12,900	305,214
		15,175,489
Italy - 0.9%
Amplifon SpA	15,128	437,427
Assicurazioni Generali SpA	140,760	2,784,141
Davide Campari-Milano NV	62,004	694,173
DiaSorin SpA	3,036	365,982
Enel SpA	981,715	5,506,978
Eni SpA	304,139	4,295,658
Ferrari NV	15,186	3,939,942
FinecoBank Banca Fineco SpA	71,363	1,233,184
Infrastrutture Wireless Italiane SpA (B)	38,561	424,405
Intesa Sanpaolo SpA	1,990,359	5,376,513
Mediobanca Banca di Credito Finanziario SpA	72,608	774,836
Moncler SpA	24,817	1,512,742
Nexi SpA (A)(B)	62,984	508,322
Poste Italiane SpA (B)	65,923	710,831
Prysmian SpA	30,613	1,176,914
Recordati Industria Chimica e Farmaceutica SpA	12,308	521,939
Snam SpA	232,757	1,143,527
Telecom Italia SpA (A)	1,174,697	383,565
Terna - Rete Elettrica Nazionale	165,731	1,245,871
UniCredit SpA	254,296	5,202,513
		38,239,463
Japan - 9.6%
Advantest Corp.	23,600	1,870,743
Aeon Company, Ltd.	80,300	1,497,745
AGC, Inc.	24,284	898,428
Aisin Corp.	18,300	501,485
Ajinomoto Company, Inc.	57,900	1,708,464
ANA Holdings, Inc. (A)	19,200	389,540
Asahi Group Holdings, Ltd.	56,861	2,010,852
Asahi Intecc Company, Ltd.	27,100	461,406
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Asahi Kasei Corp.	156,700	$1,091,418
Astellas Pharma, Inc.	231,500	3,250,859
Azbil Corp.	14,200	369,284
Bandai Namco Holdings, Inc.	24,800	1,532,421
Bridgestone Corp.	70,600	2,701,005
Brother Industries, Ltd.	29,100	428,030
Canon, Inc.	124,296	2,675,129
Capcom Company, Ltd.	21,500	676,614
Central Japan Railway Company	17,788	1,997,146
Chubu Electric Power Company, Inc.	77,300	800,384
Chugai Pharmaceutical Company, Ltd.	83,500	2,077,270
Concordia Financial Group, Ltd.	135,500	582,143
CyberAgent, Inc.	52,600	449,721
Dai Nippon Printing Company, Ltd.	27,500	737,269
Daifuku Company, Ltd.	12,600	687,132
Dai-ichi Life Holdings, Inc.	128,200	2,735,060
Daiichi Sankyo Company, Ltd.	217,900	6,863,052
Daikin Industries, Ltd.	31,000	5,300,835
Daito Trust Construction Company, Ltd.	7,700	725,330
Daiwa House Industry Company, Ltd.	74,700	1,724,165
Daiwa House REIT Investment Corp.	260	536,688
Daiwa Securities Group, Inc.	173,418	828,929
Denso Corp.	53,816	2,861,326
Dentsu Group, Inc.	26,744	857,642
Disco Corp.	3,600	1,128,822
East Japan Railway Company	37,200	1,878,758
Eisai Company, Ltd.	31,254	1,688,115
ENEOS Holdings, Inc.	377,450	1,297,628
FANUC Corp.	23,900	4,062,306
Fast Retailing Company, Ltd.	21,900	4,323,407
Fuji Electric Company, Ltd.	15,800	610,036
FUJIFILM Holdings Corp.	44,715	2,086,039
Fujitsu, Ltd.	24,400	3,133,650
GLP J-REIT	509	534,498
GMO Payment Gateway, Inc.	5,300	435,319
Hakuhodo DY Holdings, Inc.	28,400	316,607
Hamamatsu Photonics KK	17,200	844,015
Hankyu Hanshin Holdings, Inc.	27,600	785,417
Hikari Tsushin, Inc.	2,600	377,387
Hirose Electric Company, Ltd.	3,630	443,818
Hitachi Construction Machinery Company, Ltd.	13,500	301,925
Hitachi, Ltd.	120,400	6,094,400
Honda Motor Company, Ltd.	203,027	5,279,347
Hoshizaki Corp.	13,200	467,949
Hoya Corp.	46,000	4,554,124
Hulic Company, Ltd.	46,200	367,693
Ibiden Company, Ltd.	13,900	476,792
Idemitsu Kosan Company, Ltd.	25,125	556,054
Iida Group Holdings Company, Ltd.	18,700	310,757
Inpex Corp.	129,100	1,353,535
Isuzu Motors, Ltd.	72,500	866,986
Ito En, Ltd.	6,400	215,533
ITOCHU Corp.	147,937	4,421,940
Itochu Techno-Solutions Corp.	11,300	251,467
Japan Airlines Company, Ltd. (A)	17,500	329,524
Japan Exchange Group, Inc.	63,498	947,048
Japan Metropolitan Fund Investment Corp.	844	633,643
Japan Post Bank Company, Ltd. (C)	48,100	415,523
Japan Post Holdings Company, Ltd.	311,700	2,770,761
Japan Post Insurance Company, Ltd.	27,400	475,728
Japan Real Estate Investment Corp.	149	617,062
Japan Tobacco, Inc.	149,800	3,046,243
JFE Holdings, Inc.	62,200	771,777

The accompanying notes are an integral part of the financial statements.	52

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
JSR Corp.	22,700	$515,738
Kajima Corp.	53,200	635,794
Kakaku.com, Inc.	16,500	245,779
Kao Corp.	59,100	2,201,592
KDDI Corp.	200,567	5,868,165
Keio Corp.	12,420	432,740
Keisei Electric Railway Company, Ltd.	16,735	483,746
Keyence Corp.	24,206	10,462,495
Kikkoman Corp.	18,000	841,579
Kintetsu Group Holdings Company, Ltd.	20,700	627,092
Kirin Holdings Company, Ltd.	102,227	1,530,184
Kobayashi Pharmaceutical Company, Ltd.	6,500	391,316
Kobe Bussan Company, Ltd.	18,500	505,721
Koei Tecmo Holdings Company, Ltd.	13,740	230,160
Koito Manufacturing Company, Ltd.	25,652	431,110
Komatsu, Ltd.	115,500	2,763,383
Konami Group Corp.	11,600	511,647
Kose Corp.	4,100	463,530
Kubota Corp.	127,400	1,922,946
Kurita Water Industries, Ltd.	12,889	582,328
Kyocera Corp.	39,900	1,963,716
Kyowa Kirin Company, Ltd.	33,128	708,953
Lasertec Corp.	9,400	1,528,397
Lixil Corp.	36,800	586,675
M3, Inc.	54,900	1,309,212
Makita Corp.	27,800	679,857
Marubeni Corp.	194,700	2,485,552
Mazda Motor Corp.	70,680	632,377
McDonald's Holdings Company Japan, Ltd.	10,000	395,877
MEIJI Holdings Company, Ltd.	14,100	645,720
MINEBEA MITSUMI, Inc.	45,400	786,828
MISUMI Group, Inc.	35,300	839,417
Mitsubishi Chemical Group Corp.	159,150	927,027
Mitsubishi Corp.	157,200	5,340,253
Mitsubishi Electric Corp.	241,018	2,708,372
Mitsubishi Estate Company, Ltd.	146,900	1,825,998
Mitsubishi HC Capital, Inc.	80,100	418,167
Mitsubishi Heavy Industries, Ltd.	40,040	1,475,461
Mitsubishi UFJ Financial Group, Inc.	1,478,600	10,482,525
Mitsui & Company, Ltd.	173,500	4,869,428
Mitsui Chemicals, Inc.	23,400	564,528
Mitsui Fudosan Company, Ltd.	113,304	2,159,419
Mitsui OSK Lines, Ltd.	43,100	1,125,777
Mizuho Financial Group, Inc.	298,660	4,655,305
MonotaRO Company, Ltd.	30,900	420,282
MS&AD Insurance Group Holdings, Inc.	57,268	1,874,046
Murata Manufacturing Company, Ltd.	71,397	3,821,695
NEC Corp.	30,400	1,087,964
Nexon Company, Ltd.	61,400	1,331,907
NGK Insulators, Ltd.	30,100	399,546
Nidec Corp.	58,000	2,943,470
Nihon M&A Center Holdings, Inc.	37,700	314,329
Nintendo Company, Ltd.	136,690	5,117,274
Nippon Building Fund, Inc.	185	780,857
Nippon Express Holdings, Inc.	9,580	534,421
Nippon Paint Holdings Company, Ltd.	103,000	900,067
Nippon Prologis REIT, Inc.	255	543,937
Nippon Sanso Holdings Corp.	21,100	376,171
Nippon Shinyaku Company, Ltd.	6,000	268,705
Nippon Steel Corp.	101,278	2,263,337
Nippon Telegraph & Telephone Corp.	148,300	4,297,262
Nippon Yusen KK	60,800	1,580,374
Nissan Chemical Corp.	16,000	702,620
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nissan Motor Company, Ltd.	289,325	$1,123,270
Nisshin Seifun Group, Inc.	23,700	273,856
Nissin Foods Holdings Company, Ltd.	7,617	634,346
Nitori Holdings Company, Ltd.	10,000	1,130,062
Nitto Denko Corp.	17,744	1,068,285
Nomura Holdings, Inc.	371,700	1,531,890
Nomura Real Estate Holdings, Inc.	14,400	321,040
Nomura Real Estate Master Fund, Inc.	508	563,095
Nomura Research Institute, Ltd.	41,500	927,188
NTT Data Corp.	78,100	1,083,610
Obayashi Corp.	81,100	599,898
Obic Company, Ltd.	8,500	1,245,330
Odakyu Electric Railway Company, Ltd.	35,100	425,511
Oji Holdings Corp.	99,900	405,362
Olympus Corp.	153,424	2,584,535
Omron Corp.	23,067	1,238,311
Ono Pharmaceutical Company, Ltd.	46,200	941,000
Open House Group Company, Ltd.	10,200	367,123
Oracle Corp.	4,600	313,409
Oriental Land Company, Ltd.	24,900	3,976,155
ORIX Corp.	150,700	2,700,997
Osaka Gas Company, Ltd.	45,800	743,945
Otsuka Corp.	13,900	468,572
Otsuka Holdings Company, Ltd.	48,500	1,469,353
Pan Pacific International Holdings Corp.	47,100	860,930
Panasonic Holdings Corp.	275,320	2,404,102
Persol Holdings Company, Ltd.	22,100	442,629
Rakuten Group, Inc.	105,842	521,715
Recruit Holdings Company, Ltd.	179,300	4,808,079
Renesas Electronics Corp. (A)	146,100	1,887,246
Resona Holdings, Inc.	269,900	1,486,577
Ricoh Company, Ltd.	71,000	551,594
Rohm Company, Ltd.	11,000	847,140
SBI Holdings, Inc.	31,964	688,993
SCSK Corp.	18,400	266,985
Secom Company, Ltd.	25,994	1,511,667
Seiko Epson Corp.	34,569	476,627
Sekisui Chemical Company, Ltd.	46,600	624,729
Sekisui House, Ltd.	76,700	1,452,180
Seven & i Holdings Company, Ltd.	93,646	4,186,610
SG Holdings Company, Ltd.	35,200	507,526
Sharp Corp.	30,040	207,264
Shimadzu Corp.	29,200	843,267
Shimano, Inc.	9,100	1,415,050
Shimizu Corp.	67,900	366,516
Shin-Etsu Chemical Company, Ltd.	46,637	6,465,341
Shionogi & Company, Ltd.	33,063	1,464,758
Shiseido Company, Ltd.	49,800	2,294,663
Shizuoka Financial Group, Inc.	52,400	418,702
SMC Corp.	7,096	3,606,942
SoftBank Corp.	354,900	4,003,617
SoftBank Group Corp.	149,952	6,064,252
Sompo Holdings, Inc.	39,960	1,715,527
Sony Group Corp.	156,800	13,111,065
Square Enix Holdings Company, Ltd.	10,600	472,488
Subaru Corp.	76,500	1,225,625
SUMCO Corp.	43,900	605,751
Sumitomo Chemical Company, Ltd.	186,700	654,196
Sumitomo Corp.	141,455	2,410,787
Sumitomo Electric Industries, Ltd.	89,400	1,100,153
Sumitomo Metal Mining Company, Ltd.	30,900	1,150,261
Sumitomo Mitsui Financial Group, Inc.	161,379	7,048,044
Sumitomo Mitsui Trust Holdings, Inc.	41,838	1,550,099

The accompanying notes are an integral part of the financial statements.	53

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Realty & Development Company, Ltd.	38,383	$906,152
Suntory Beverage & Food, Ltd.	17,100	599,852
Suzuki Motor Corp.	45,800	1,607,172
Sysmex Corp.	20,800	1,245,941
T&D Holdings, Inc.	69,700	1,055,551
Taisei Corp.	24,000	782,477
Takeda Pharmaceutical Company, Ltd.	186,824	5,758,719
TDK Corp.	48,600	1,627,197
Terumo Corp.	80,346	2,159,972
The Chiba Bank, Ltd.	65,300	478,122
The Kansai Electric Power Company, Inc.	84,800	796,590
TIS, Inc.	27,700	687,631
Tobu Railway Company, Ltd.	22,200	495,638
Toho Company, Ltd.	13,500	469,933
Tokio Marine Holdings, Inc.	238,142	5,055,905
Tokyo Electric Power Company Holdings, Inc. (A)	190,200	630,192
Tokyo Electron, Ltd.	18,615	6,386,845
Tokyo Gas Company, Ltd.	48,900	943,157
Tokyu Corp.	64,493	776,946
Toppan, Inc.	32,900	594,979
Toray Industries, Inc.	173,300	992,214
Toshiba Corp.	48,400	1,497,868
Tosoh Corp.	33,200	451,825
TOTO, Ltd.	17,700	591,505
Toyota Industries Corp.	18,229	1,069,499
Toyota Motor Corp.	1,317,700	17,959,695
Toyota Tsusho Corp.	26,693	1,088,635
Trend Micro, Inc.	16,400	771,139
Unicharm Corp.	50,188	1,857,576
USS Company, Ltd.	26,900	436,416
Welcia Holdings Company, Ltd.	11,200	245,181
West Japan Railway Company	27,000	1,047,953
Yakult Honsha Company, Ltd.	15,700	1,070,208
Yamaha Corp.	17,400	660,206
Yamaha Motor Company, Ltd.	37,500	959,446
Yamato Holdings Company, Ltd.	35,700	602,999
Yaskawa Electric Corp.	30,000	1,180,321
Yokogawa Electric Corp.	28,500	425,655
Z Holdings Corp.	331,007	888,638
ZOZO, Inc.	15,500	344,498
		396,675,586
Jordan - 0.0%
Hikma Pharmaceuticals PLC	41,733	870,701
Luxembourg - 0.2%
ArcelorMittal SA	107,950	3,239,510
Aroundtown SA	150,506	389,916
Eurofins Scientific SE	23,690	1,651,063
Reinet Investments SCA	23,211	459,468
Tenaris SA	57,028	938,231
		6,678,188
Macau - 0.0%
Sands China, Ltd. (A)	381,252	1,323,178
Malaysia - 0.6%
AMMB Holdings BHD	520,100	464,635
Axiata Group BHD	777,800	549,330
CIMB Group Holdings BHD	1,898,000	2,372,754
Dialog Group BHD	1,035,900	519,462
DiGi.Com BHD	871,600	834,976
Genting BHD	609,000	632,305
Genting Malaysia BHD	836,900	503,447
HAP Seng Consolidated BHD	176,900	240,411
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Hartalega Holdings BHD	494,800	$162,058
Hong Leong Bank BHD	186,800	854,985
Hong Leong Financial Group BHD	64,200	260,641
IHH Healthcare BHD	502,000	647,639
Inari Amertron BHD	798,300	435,534
IOI Corp. BHD	717,100	612,023
Kuala Lumpur Kepong BHD	123,800	573,646
Malayan Banking BHD	1,351,800	2,650,750
Malaysia Airports Holdings BHD (A)	178,300	269,806
Maxis BHD	669,300	583,063
MISC BHD	376,700	634,357
Mr. D.I.Y Group M BHD (B)	659,100	249,607
Nestle Malaysia BHD	18,300	551,003
Petronas Chemicals Group BHD	687,600	1,096,860
Petronas Dagangan BHD	81,000	379,605
Petronas Gas BHD	219,300	814,046
PPB Group BHD	182,700	712,349
Press Metal Aluminium Holdings BHD	1,029,100	1,182,930
Public Bank BHD	4,150,100	3,819,370
QL Resources BHD	307,150	397,729
RHB Bank BHD	412,400	521,967
Sime Darby BHD	788,700	398,965
Sime Darby Plantation BHD	595,200	561,231
Telekom Malaysia BHD	319,100	357,671
Tenaga Nasional BHD	736,500	1,537,930
Top Glove Corp. BHD (A)	1,524,100	256,363
		26,639,448
Mexico - 0.8%
Alfa SAB de CV, Class A	569,300	373,383
America Movil SAB de CV, Series L	5,471,000	5,618,566
Arca Continental SAB de CV	85,942	727,922
Cemex SAB de CV, Series CPO (A)	2,950,436	1,467,437
Coca-Cola Femsa SAB de CV	103,058	744,863
Fibra Uno Administracion SA de CV	617,800	881,293
Fomento Economico Mexicano SAB de CV	377,386	3,475,503
Gruma SAB de CV, Class B	40,488	596,350
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	70,600	1,339,303
Grupo Aeroportuario del Sureste SAB de CV, B Shares	37,885	1,084,712
Grupo Bimbo SAB de CV, Series A	260,500	1,241,954
Grupo Carso SAB de CV, Series A1	86,800	416,103
Grupo Financiero Banorte SAB de CV, Series O	502,350	4,252,396
Grupo Financiero Inbursa SAB de CV, Series O (A)	421,200	880,315
Grupo Mexico SAB de CV, Series B	601,300	2,704,396
Grupo Televisa SAB, Series CPO	470,597	470,173
Industrias Penoles SAB de CV (A)	25,050	299,713
Kimberly-Clark de Mexico SAB de CV, Class A	294,335	588,783
Operadora de Sites Mexicanos SAB de CV, Class A1	244,400	243,378
Orbia Advance Corp. SAB de CV	197,015	409,288
Promotora y Operadora de Infraestructura SAB de CV	44,855	437,506
Sitios Latinoamerica SAB de CV (A)(C)	273,555	110,639
Wal-Mart de Mexico SAB de CV	1,013,100	3,992,267
		32,356,243
Netherlands - 2.1%
ABN AMRO Bank NV (B)	50,517	891,430
Adyen NV (A)(B)	2,615	3,706,571

The accompanying notes are an integral part of the financial statements.	54

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Aegon NV	235,313	$1,224,388
Akzo Nobel NV	21,905	1,602,455
Argenx SE (A)	4,060	1,477,858
ASM International NV	5,661	1,929,639
ASML Holding NV	49,047	30,230,367
Euronext NV (B)	15,252	1,112,479
EXOR NV (A)	13,262	1,094,303
Heineken Holding NV	11,929	1,020,513
Heineken NV	31,290	3,189,336
IMCD NV	6,806	1,077,328
ING Groep NV	467,686	6,545,306
JDE Peet's NV	11,773	346,562
Just Eat Takeaway.com NV (A)(B)	22,029	479,137
Koninklijke Ahold Delhaize NV	125,812	3,994,761
Koninklijke DSM NV	21,085	2,598,300
Koninklijke KPN NV	394,841	1,353,516
Koninklijke Philips NV	107,231	1,750,734
NEPI Rockcastle NV	72,849	436,412
NN Group NV	36,268	1,468,001
OCI NV	12,229	406,218
Prosus NV (A)	100,162	7,180,519
QIAGEN NV (A)	35,217	1,621,019
Randstad NV	14,427	885,242
Stellantis NV	266,869	4,668,674
Universal Music Group NV	87,118	2,052,612
Wolters Kluwer NV	31,488	3,645,282
		87,988,962
New Zealand - 0.2%
Auckland International Airport, Ltd. (A)	273,325	1,476,905
Fisher & Paykel Healthcare Corp., Ltd.	124,391	1,991,054
Mercury NZ, Ltd.	145,051	562,220
Meridian Energy, Ltd.	278,245	913,295
Spark New Zealand, Ltd.	406,702	1,255,720
Xero, Ltd. (A)	26,709	1,391,111
		7,590,305
Norway - 0.4%
Adevinta ASA (A)	46,514	347,575
Aker BP ASA	49,347	1,324,504
DNB Bank ASA	148,480	2,962,951
Equinor ASA	155,123	4,748,835
Gjensidige Forsikring ASA	34,441	610,463
Kongsberg Gruppen ASA	14,061	584,317
Mowi ASA	65,939	1,138,421
Norsk Hydro ASA	215,364	1,567,584
Orkla ASA	120,201	809,045
Salmar ASA	9,265	384,082
Telenor ASA	110,223	1,235,914
Yara International ASA	26,443	1,257,069
		16,970,760
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	59,500	451,010
Credicorp, Ltd.	20,353	2,593,379
		3,044,389
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	299,510	292,146
ACEN Corp.	1,292,060	147,853
Ayala Corp.	43,710	492,813
Ayala Land, Inc.	1,316,580	676,728
Bank of the Philippine Islands	321,900	638,297
BDO Unibank, Inc.	414,990	924,255
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Philippines (continued)
Converge Information and Communications Technology Solutions, Inc. (A)	397,100	$116,512
Globe Telecom, Inc.	4,655	149,149
GT Capital Holdings, Inc.	15,743	147,528
International Container Terminal Services, Inc.	177,250	639,407
JG Summit Holdings, Inc.	522,932	465,164
Jollibee Foods Corp.	75,410	326,776
Manila Electric Company	39,080	224,349
Metro Pacific Investments Corp.	1,801,200	132,732
Metropolitan Bank & Trust Company	335,029	351,935
Monde Nissin Corp. (B)	1,110,500	241,801
PLDT, Inc.	15,235	353,479
SM Investments Corp.	42,855	658,793
SM Prime Holdings, Inc.	2,030,600	1,248,070
Universal Robina Corp.	157,830	389,201
		8,616,988
Poland - 0.2%
Allegro.eu SA (A)(B)	59,535	388,042
Bank Polska Kasa Opieki SA	30,215	608,022
CD Projekt SA	10,605	315,499
Cyfrowy Polsat SA	41,568	161,017
Dino Polska SA (A)(B)	8,015	669,120
KGHM Polska Miedz SA	23,311	664,806
LPP SA	183	386,540
mBank SA (A)	2,350	173,065
Orange Polska SA	109,748	165,722
PGE Polska Grupa Energetyczna SA (A)	149,528	224,341
Polski Koncern Naftowy ORLEN SA	94,022	1,404,273
Powszechna Kasa Oszczednosci Bank Polski SA	148,643	1,037,269
Powszechny Zaklad Ubezpieczen SA	105,863	870,402
Santander Bank Polska SA	5,765	386,858
		7,454,976
Portugal - 0.1%
EDP - Energias de Portugal SA	330,243	1,663,009
Galp Energia SGPS SA	58,486	713,500
Jeronimo Martins SGPS SA	33,620	690,081
		3,066,590
Qatar - 0.2%
Barwa Real Estate Company	298,286	225,092
Commercial Bank PSQC	301,346	508,479
Industries Qatar QSC	238,558	912,389
Masraf Al Rayan QSC	862,850	639,126
Mesaieed Petrochemical Holding Company	702,909	405,311
Ooredoo QPSC	124,560	314,774
Qatar Electricity & Water Company QSC	68,919	329,977
Qatar Fuel QSC	72,288	322,202
Qatar Gas Transport Company, Ltd.	377,389	378,102
Qatar International Islamic Bank QSC	107,570	309,576
Qatar Islamic Bank SAQ	258,204	1,318,312
Qatar National Bank QPSC	718,626	3,325,379
		8,988,719
Saudi Arabia - 1.1%
ACWA Power Company	15,465	573,904
Advanced Petrochemical Company	24,516	315,497
Al Rajhi Bank (A)	376,617	7,043,015
Alinma Bank	187,279	1,467,373
Almarai Company JSC	47,407	662,452
Arab National Bank	115,773	709,192
Bank AlBilad (A)	94,309	894,695

The accompanying notes are an integral part of the financial statements.	55

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Saudi Arabia (continued)
Bank Al-Jazira	78,268	$377,096
Banque Saudi Fransi	113,923	990,864
Bupa Arabia for Cooperative Insurance Company	14,648	602,471
Dar Al Arkan Real Estate Development Company (A)	101,972	389,854
Dr Sulaiman Al Habib Medical Services Group Company	16,700	1,030,600
Elm Company	4,672	471,349
Emaar Economic City (A)	71,719	144,154
Etihad Etisalat Company	72,520	754,870
Jarir Marketing Company	11,099	436,976
Mobile Telecommunications Company Saudi Arabia (A)	82,592	228,165
Mouwasat Medical Services Company	9,335	449,010
National Industrialization Company (A)	63,682	204,391
Rabigh Refining & Petrochemical Company (A)	78,245	210,930
Riyad Bank	259,648	1,799,514
SABIC Agri-Nutrients Company	41,026	1,459,389
Sahara International Petrochemical Company	69,263	652,615
Saudi Arabian Mining Company (A)	165,010	2,790,994
Saudi Arabian Oil Company (B)	463,400	3,914,710
Saudi Basic Industries Corp.	173,146	4,080,230
Saudi Electricity Company	159,033	939,921
Saudi Industrial Investment Group	71,603	426,349
Saudi Kayan Petrochemical Company (A)	141,177	476,835
Saudi Research & Media Group (A)	6,819	338,068
Saudi Tadawul Group Holding Company	7,088	269,336
Saudi Telecom Company	288,163	2,696,558
The Saudi British Bank	177,207	1,563,435
The Saudi Investment Bank	94,599	398,139
The Saudi National Bank	420,962	5,294,698
The Savola Group	49,980	361,872
Yanbu National Petrochemical Company	48,688	544,436
		45,963,957
Singapore - 0.6%
BOC Aviation, Ltd. (B)	37,800	273,086
CapitaLand Ascendas REIT	404,500	830,787
CapitaLand Integrated Commercial Trust	636,021	914,917
CapitaLand Investment, Ltd.	313,000	863,253
City Developments, Ltd.	48,600	278,009
DBS Group Holdings, Ltd.	217,472	5,517,512
Genting Singapore, Ltd.	744,100	562,891
Grab Holdings, Ltd., Class A (A)	130,700	419,547
JOYY, Inc., ADR	10,300	323,420
Keppel Corp., Ltd.	178,531	724,981
Mapletree Logistics Trust	387,000	484,900
Mapletree Pan Asia Commercial Trust	277,500	353,982
Oversea-Chinese Banking Corp., Ltd.	415,078	3,901,108
Sea, Ltd., ADR (A)	43,400	2,712,066
Sembcorp Marine, Ltd. (A)	3,409,942	320,902
Singapore Airlines, Ltd.	159,340	672,744
Singapore Exchange, Ltd.	102,800	663,919
Singapore Technologies Engineering, Ltd.	183,600	486,168
Singapore Telecommunications, Ltd.	1,004,248	1,764,341
Super Hi International Holding, Ltd. (A)	20,100	44,812
United Overseas Bank, Ltd.	143,857	3,188,682
UOL Group, Ltd.	56,800	287,651
Venture Corp., Ltd.	33,900	431,703
Wilmar International, Ltd.	236,200	690,095
		26,711,476
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa - 0.8%
Absa Group, Ltd.	131,106	$1,415,500
African Rainbow Minerals, Ltd.	18,348	253,952
Anglo American Platinum, Ltd.	8,317	459,901
AngloGold Ashanti, Ltd.	65,306	1,099,918
Aspen Pharmacare Holdings, Ltd.	62,753	484,568
Bid Corp., Ltd.	53,499	1,170,104
Capitec Bank Holdings, Ltd.	13,806	1,317,152
Clicks Group, Ltd.	38,105	555,118
Discovery, Ltd. (A)	85,524	696,949
Exxaro Resources, Ltd.	38,906	425,838
FirstRand, Ltd.	814,416	2,904,829
Gold Fields, Ltd.	140,629	1,276,226
Grindrod, Ltd.	26,393	14,762
Growthpoint Properties, Ltd.	550,537	402,678
Harmony Gold Mining Company, Ltd.	83,833	257,506
Impala Platinum Holdings, Ltd.	135,624	1,266,306
Kumba Iron Ore, Ltd.	10,152	264,743
Momentum Metropolitan Holdings	34,197	36,978
Mr. Price Group, Ltd.	40,690	337,446
MTN Group, Ltd.	272,309	2,145,645
MultiChoice Group (C)	58,448	450,453
Naspers, Ltd., N Shares	35,044	6,162,265
Nedbank Group, Ltd.	73,866	926,836
Northam Platinum Holdings, Ltd. (A)	53,203	438,391
Old Mutual, Ltd.	790,574	512,801
Pepkor Holdings, Ltd. (B)	265,157	270,835
Remgro, Ltd.	85,875	653,639
Sanlam, Ltd.	295,980	963,231
Sasol, Ltd.	91,248	1,338,010
Shoprite Holdings, Ltd.	79,772	965,975
Sibanye Stillwater, Ltd.	449,415	907,399
Standard Bank Group, Ltd.	218,252	2,180,124
The Bidvest Group, Ltd.	45,830	584,418
The Foschini Group, Ltd.	52,650	290,809
The SPAR Group, Ltd.	29,658	232,572
Vodacom Group, Ltd.	101,897	702,240
Woolworths Holdings, Ltd.	156,013	654,171
		35,020,288
South Korea - 3.3%
Alteogen, Inc. (A)	6,304	178,965
Amorepacific Corp.	5,557	580,895
AMOREPACIFIC Group	5,359	162,087
BGF retail Company, Ltd.	1,413	193,262
Celltrion Healthcare Company, Ltd.	16,890	694,656
Celltrion Pharm, Inc. (A)	3,221	139,301
Celltrion, Inc.	19,551	2,144,172
Cheil Worldwide, Inc.	12,373	187,070
CJ CheilJedang Corp.	1,568	380,486
CJ Corp.	2,668	175,157
CJ ENM Company, Ltd. (A)	1,957	136,948
CJ Logistics Corp.	1,618	99,901
Coway Company, Ltd.	10,437	421,089
DB Insurance Company, Ltd.	9,515	553,716
Doosan Bobcat, Inc.	9,655	276,406
Doosan Enerbility Company, Ltd. (A)	76,304	936,594
Ecopro BM Company, Ltd.	9,230	1,159,119
E-MART, Inc.	4,111	347,749
F&F Company, Ltd.	3,271	342,779
Green Cross Corp.	1,103	99,780
GS Engineering & Construction Corp.	12,489	209,647
GS Holdings Corp.	9,124	280,429
Hana Financial Group, Inc.	57,679	1,978,233

The accompanying notes are an integral part of the financial statements.	56

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hankook Tire & Technology Company, Ltd.	14,216	$399,890
Hanmi Pharm Company, Ltd. (A)	1,301	254,588
Hanon Systems	33,640	229,342
Hanwha Solutions Corp. (A)	21,905	688,584
HD Hyundai Company, Ltd.	8,704	390,909
HLB, Inc. (A)	19,110	465,791
HMM Company, Ltd. (A)	51,202	871,104
Hotel Shilla Company, Ltd.	5,612	339,824
HYBE Company, Ltd. (A)	3,145	439,441
Hyundai Engineering & Construction Company, Ltd.	14,868	408,584
Hyundai Glovis Company, Ltd.	3,601	431,264
Hyundai Heavy Industries Company, Ltd.	3,366	270,145
Hyundai Mobis Company, Ltd.	11,783	1,892,631
Hyundai Motor Company	26,570	3,536,281
Hyundai Steel Company	16,622	439,615
Iljin Materials Company, Ltd. (A)	4,376	210,099
Industrial Bank of Korea	52,379	410,736
Kakao Corp.	59,482	2,799,952
Kakao Games Corp. (A)	6,614	244,843
KakaoBank Corp. (A)	22,340	449,364
Kangwon Land, Inc. (A)	18,073	275,698
KB Financial Group, Inc.	76,016	2,944,030
Kia Corp.	50,304	2,858,783
Korea Aerospace Industries, Ltd. (A)	13,954	475,127
Korea Electric Power Corp.	47,367	644,229
Korea Investment Holdings Company, Ltd. (A)	8,593	402,275
Korea Shipbuilding & Offshore Engineering Company, Ltd.	7,959	488,533
Korea Zinc Company, Ltd.	1,598	705,590
Korean Air Lines Company, Ltd.	32,918	565,620
Krafton, Inc. (A)	4,668	597,870
KT&G Corp.	20,986	1,408,245
Kumho Petrochemical Company, Ltd. (A)	3,514	417,834
L&F Company, Ltd.	4,304	851,622
LG Chem, Ltd.	9,452	4,852,114
LG Corp.	18,234	1,134,485
LG Display Company, Ltd.	43,963	508,159
LG Electronics, Inc.	20,335	1,705,614
LG Energy Solution, Ltd. (A)	4,018	1,587,161
LG H&H Company, Ltd.	1,796	906,274
LG Innotek Company, Ltd.	2,715	567,313
LG Uplus Corp.	39,525	330,626
Lotte Chemical Corp.	3,298	444,023
Lotte Shopping Company, Ltd.	2,112	138,813
Meritz Financial Group, Inc.	15,830	538,153
Meritz Securities Company, Ltd.	55,106	292,421
Mirae Asset Securities Company, Ltd.	58,068	313,538
NAVER Corp.	25,035	3,935,553
NCSoft Corp.	3,140	1,030,275
Netmarble Corp. (A)(B)	3,956	184,395
NH Investment & Securities Company, Ltd. (A)	32,696	234,688
Orion Corp.	4,507	426,021
Pan Ocean Company, Ltd.	50,839	242,902
Pearl Abyss Corp. (A)	5,604	189,490
POSCO Chemical Company, Ltd.	5,110	852,589
POSCO Holdings, Inc.	15,049	3,627,162
S-1 Corp.	2,897	123,511
Samsung Biologics Company, Ltd. (A)(B)	3,353	1,958,953
Samsung C&T Corp.	16,164	1,344,576
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Samsung Electro-Mechanics Company, Ltd.	10,700	$1,163,369
Samsung Electronics Company, Ltd.	912,458	41,749,448
Samsung Engineering Company, Ltd. (A)	29,709	589,047
Samsung Fire & Marine Insurance Company, Ltd.	6,200	1,005,554
Samsung Heavy Industries Company, Ltd. (A)	114,736	476,431
Samsung Life Insurance Company, Ltd.	15,998	823,870
Samsung SDI Company, Ltd.	10,494	5,513,296
Samsung SDS Company, Ltd.	6,562	620,603
Samsung Securities Company, Ltd.	13,328	337,301
SD Biosensor, Inc.	7,019	121,879
Seegene, Inc.	7,043	129,608
Shinhan Financial Group Company, Ltd.	88,651	2,603,239
SK Biopharmaceuticals Company, Ltd. (A)	5,819	293,201
SK Bioscience Company, Ltd. (A)	4,403	231,662
SK Chemicals Company, Ltd.	2,187	129,329
SK Hynix, Inc.	104,350	7,052,472
SK IE Technology Company, Ltd. (A)(B)	4,730	233,188
SK Innovation Company, Ltd. (A)	10,541	1,192,245
SK Square Company, Ltd. (A)	19,030	551,010
SK Telecom Company, Ltd.	4,914	167,533
SK, Inc.	7,033	948,542
SKC Company, Ltd.	3,922	290,087
S-Oil Corp.	8,491	514,838
Woori Financial Group, Inc.	98,257	905,829
Yuhan Corp.	9,964	396,833
		134,996,107
Spain - 1.2%
Acciona SA	2,997	564,649
ACS Actividades de Construccion y Servicios SA	29,757	902,099
Aena SME SA (A)(B)	9,075	1,403,959
Amadeus IT Group SA (A)	55,138	3,467,229
Banco Bilbao Vizcaya Argentaria SA	817,882	6,357,410
Banco Santander SA (C)	2,124,853	8,366,392
CaixaBank SA	536,396	2,303,210
Cellnex Telecom SA (A)(B)	66,366	2,489,966
EDP Renovaveis SA	34,230	700,507
Enagas SA	28,255	506,793
Endesa SA (C)	38,233	749,748
Ferrovial SA	58,973	1,636,843
Grifols SA (A)	36,604	445,919
Iberdrola SA	729,747	8,365,385
Industria de Diseno Textil SA (C)	133,915	4,125,478
Mapfre SA	16,181	34,715
Naturgy Energy Group SA	17,147	471,707
Red Electrica Corp. SA	48,487	804,330
Repsol SA	178,471	2,822,484
Siemens Gamesa Renewable Energy SA (A)(C)	28,976	553,194
Telefonica SA	660,940	2,696,284
		49,768,301
Sweden - 1.3%
Alfa Laval AB	33,305	1,095,494
Alleima AB (A)	24,130	130,459
Assa Abloy AB, B Shares	113,705	2,766,871
Atlas Copco AB, A Shares	299,537	3,556,171
Atlas Copco AB, B Shares	181,600	1,913,065
Boliden AB	31,003	1,269,168
Electrolux AB, Series B	25,572	309,440
Embracer Group AB (A)(C)	70,817	341,374

The accompanying notes are an integral part of the financial statements.	57

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Epiroc AB, A Shares	74,091	$1,423,872
Epiroc AB, B Shares	44,071	725,053
EQT AB	34,081	762,202
Essity AB, B Shares	68,768	1,854,851
Evolution AB (B)	20,679	2,495,267
Fastighets AB Balder, B Shares (A)	71,706	354,720
Getinge AB, B Shares	26,031	559,490
Hennes & Mauritz AB, B Shares	82,710	1,042,178
Hexagon AB, B Shares	220,379	2,442,368
Holmen AB, B Shares	10,509	424,324
Husqvarna AB, B Shares	47,510	420,656
Industrivarden AB, A Shares	19,090	524,737
Industrivarden AB, C Shares	13,080	358,610
Indutrade AB	29,954	637,135
Investment AB Latour, B Shares	16,318	337,598
Investor AB, A Shares	51,150	1,048,517
Investor AB, B Shares	212,880	4,112,070
Kinnevik AB, B Shares (A)	27,517	409,229
L.E. Lundbergforetagen AB, B Shares	8,569	397,544
Lifco AB, B Shares	26,018	519,762
Nibe Industrier AB, B Shares	171,285	1,771,041
Sagax AB, B Shares	21,356	525,384
Sandvik AB	120,674	2,482,497
Securitas AB, B Shares	35,990	309,930
Sinch AB (A)(B)	62,800	214,297
Skandinaviska Enskilda Banken AB, A Shares	184,087	2,303,205
Skanska AB, B Shares (C)	38,668	702,753
SKF AB, B Shares	43,445	825,156
Svenska Cellulosa AB SCA, B Shares	68,227	952,135
Svenska Handelsbanken AB, A Shares	162,107	1,719,463
Swedbank AB, A Shares	100,969	2,063,053
Swedish Orphan Biovitrum AB (A)	19,179	441,831
Tele2 AB, B Shares	63,052	579,562
Telefonaktiebolaget LM Ericsson, B Shares	329,948	1,827,121
Telia Company AB	297,602	768,523
Volvo AB, A Shares	10,565	219,940
Volvo AB, B Shares	183,636	3,674,396
Volvo Car AB, B Shares (A)	67,234	316,996
		53,929,508
Switzerland - 5.5%
ABB, Ltd.	229,766	7,645,940
Accelleron Industries AG (A)	11,488	283,173
Adecco Group AG	22,482	801,625
Alcon, Inc.	70,127	4,781,456
Bachem Holding AG	4,320	430,575
Baloise Holding AG	7,105	1,183,173
Barry Callebaut AG	486	967,696
Chocoladefabriken Lindt & Spruengli AG	14	1,550,805
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	152	1,665,258
Cie Financiere Richemont SA, A Shares	73,185	11,057,986
Clariant AG (A)	29,782	481,713
Coca-Cola HBC AG (A)	48,183	1,233,937
Credit Suisse Group AG	373,820	1,126,947
EMS-Chemie Holding AG	933	706,952
Geberit AG	4,958	2,675,822
Givaudan SA	1,288	3,882,393
Glencore PLC	2,377,306	14,173,159
Holcim, Ltd. (A)	77,686	4,795,169
Julius Baer Group, Ltd.	31,618	2,096,206
Kuehne + Nagel International AG	7,541	1,930,778
Logitech International SA	24,025	1,312,257
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Lonza Group AG	10,444	$6,220,882
Nestle SA	394,270	44,422,655
Novartis AG	307,135	25,848,520
Partners Group Holding AG	3,201	3,031,136
Roche Holding AG	98,547	28,414,941
Roche Holding AG, Bearer Shares (C)	3,632	1,125,124
Schindler Holding AG	2,554	550,404
Schindler Holding AG, Participation Certificates	6,289	1,414,418
SGS SA	868	1,989,748
Sika AG	20,345	5,705,250
Sonova Holding AG	7,517	1,848,706
STMicroelectronics NV	120,513	5,772,753
Straumann Holding AG	15,623	2,071,231
Swiss Life Holding AG	4,583	2,757,829
Swiss Prime Site AG	10,339	871,229
Swiss Re AG	43,432	4,537,240
Swisscom AG	3,553	2,192,354
Temenos AG	8,830	649,465
The Swatch Group AG	3,571	227,478
The Swatch Group AG, Bearer Shares	4,725	1,644,277
UBS Group AG	495,482	10,769,423
VAT Group AG (B)	3,738	1,128,303
Zurich Insurance Group AG	21,432	10,166,340
		228,142,726
Taiwan - 2.4%
Accton Technology Corp.	54,000	494,544
Acer, Inc.	309,000	256,234
Advantech Company, Ltd.	44,265	513,476
ASE Technology Holding Company, Ltd.	357,000	1,229,321
Asia Cement Corp.	244,000	357,738
ASMedia Technology, Inc.	3,000	96,306
Asustek Computer, Inc.	77,000	697,416
AUO Corp.	691,800	420,995
Catcher Technology Company, Ltd.	74,000	447,185
Cathay Financial Holding Company, Ltd.	882,000	1,250,756
Chailease Holding Company, Ltd.	146,760	1,075,706
Chang Hwa Commercial Bank, Ltd.	501,061	285,952
Cheng Shin Rubber Industry Company, Ltd.	179,000	200,592
China Airlines, Ltd.	299,000	197,888
China Development Financial Holding Corp.	1,727,548	743,837
China Steel Corp.	1,252,000	1,287,970
Chunghwa Telecom Company, Ltd.	409,000	1,546,369
Compal Electronics, Inc.	442,000	349,555
CTBC Financial Holding Company, Ltd.	1,868,000	1,386,867
Delta Electronics, Inc.	208,000	1,945,990
E Ink Holdings, Inc.	92,000	582,168
E.Sun Financial Holding Company, Ltd.	1,350,684	1,102,331
Eclat Textile Company, Ltd.	20,340	319,748
eMemory Technology, Inc.	7,000	420,695
Eva Airways Corp.	275,000	254,692
Evergreen Marine Corp. Taiwan, Ltd.	108,560	554,767
Far Eastern New Century Corp.	329,000	349,753
Far EasTone Telecommunications Company, Ltd.	164,000	370,058
Feng TAY Enterprise Company, Ltd.	45,920	276,622
First Financial Holding Company, Ltd.	1,104,876	968,238
Formosa Chemicals & Fibre Corp.	374,000	867,921
Formosa Petrochemical Corp.	112,000	311,567
Formosa Plastics Corp.	444,000	1,318,045
Fubon Financial Holding Company, Ltd.	809,255	1,582,429

The accompanying notes are an integral part of the financial statements.	58

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Giant Manufacturing Company, Ltd.	32,000	$212,902
Globalwafers Company, Ltd.	23,000	380,305
Hon Hai Precision Industry Company, Ltd.	1,336,800	4,422,139
Hotai Motor Company, Ltd.	32,000	644,981
Hua Nan Financial Holdings Company, Ltd.	911,104	680,926
Innolux Corp.	964,550	462,048
Inventec Corp.	249,000	216,309
Largan Precision Company, Ltd.	11,000	790,791
Lite-On Technology Corp.	212,000	482,413
MediaTek, Inc.	162,000	3,803,603
Mega Financial Holding Company, Ltd.	1,189,225	1,297,340
Micro-Star International Company, Ltd.	73,000	325,659
momo.com, Inc.	7,200	185,045
Nan Ya Plastics Corp.	512,000	1,259,739
Nan Ya Printed Circuit Board Corp.	24,000	181,918
Nanya Technology Corp.	135,000	256,975
Nien Made Enterprise Company, Ltd.	18,000	191,649
Novatek Microelectronics Corp.	62,000	819,368
Pegatron Corp.	212,000	469,705
Pou Chen Corp.	246,000	269,554
Powerchip Semiconductor Manufacturing Corp.	281,000	305,672
President Chain Store Corp.	59,000	515,526
Quanta Computer, Inc.	287,000	751,213
Realtek Semiconductor Corp.	48,000	591,742
Ruentex Development Company, Ltd.	185,464	268,679
Shin Kong Financial Holding Company, Ltd.	1,508,988	438,091
SinoPac Financial Holdings Company, Ltd.	1,083,777	606,729
Synnex Technology International Corp.	148,000	301,980
Taishin Financial Holding Company, Ltd.	1,130,172	606,963
Taiwan Cement Corp.	643,442	824,874
Taiwan Cooperative Financial Holding Company, Ltd.	1,014,840	882,801
Taiwan High Speed Rail Corp.	172,000	165,380
Taiwan Mobile Company, Ltd.	177,000	560,721
Taiwan Semiconductor Manufacturing Company, Ltd.	2,630,816	43,523,945
The Shanghai Commercial & Savings Bank, Ltd.	370,000	574,370
Unimicron Technology Corp.	134,000	553,448
Uni-President Enterprises Corp.	511,000	1,128,062
United Microelectronics Corp.	1,270,000	2,068,455
Vanguard International Semiconductor Corp.	96,000	289,224
Voltronic Power Technology Corp.	7,000	365,497
Walsin Lihwa Corp.	278,000	512,023
Wan Hai Lines, Ltd.	76,545	198,100
Win Semiconductors Corp.	36,000	197,589
Winbond Electronics Corp.	322,000	241,063
Wiwynn Corp.	10,000	313,575
WPG Holdings, Ltd.	164,960	266,644
Yageo Corp.	36,646	642,243
Yang Ming Marine Transport Corp.	187,000	393,592
Yuanta Financial Holding Company, Ltd.	1,065,834	792,502
Zhen Ding Technology Holding, Ltd.	74,000	270,891
		100,568,694
Thailand - 0.6%
Advanced Info Service PCL, NVDR	215,200	1,229,714
Airports of Thailand PCL, NVDR (A)	772,700	1,590,198
Asset World Corp. PCL	96,000	16,019
Asset World Corp. PCL, NVDR	1,377,500	229,854
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
B. Grimm Power PCL, NVDR	163,500	$180,503
Bangkok Commercial Asset Management PCL, NVDR	318,900	133,530
Bangkok Dusit Medical Services PCL, NVDR	1,872,600	1,483,274
Bangkok Expressway & Metro PCL, NVDR	1,313,300	343,746
Berli Jucker PCL, NVDR	214,700	233,801
BTS Group Holdings PCL, NVDR	1,376,000	313,343
Bumrungrad Hospital PCL, NVDR	86,500	516,319
Carabao Group PCL, NVDR	52,900	151,182
Central Pattana PCL, NVDR	366,500	728,168
Central Retail Corp. PCL, NVDR	315,533	399,245
Charoen Pokphand Foods PCL, NVDR	706,400	443,681
CP ALL PCL, NVDR	1,055,000	1,850,353
Delta Electronics Thailand PCL, NVDR	56,300	1,451,528
Electricity Generating PCL, NVDR	49,300	238,495
Energy Absolute PCL, NVDR	303,200	671,443
Global Power Synergy PCL, NVDR	128,300	246,818
Gulf Energy Development PCL, NVDR	525,100	780,342
Home Product Center PCL, NVDR	1,048,600	415,135
Indorama Ventures PCL, NVDR	308,600	320,719
Intouch Holdings PCL, NVDR	201,800	403,891
JMT Network Services PCL, NVDR	116,100	152,681
Krung Thai Bank PCL, NVDR	674,000	329,894
Krungthai Card PCL, NVDR	159,400	264,872
Land & Houses PCL, NVDR	1,565,100	433,957
Minor International PCL, NVDR (A)	554,100	524,933
Muangthai Capital PCL, NVDR	135,400	133,990
Osotspa PCL, NVDR	249,600	227,699
PTT Exploration & Production PCL, NVDR	246,900	1,044,991
PTT Global Chemical PCL, NVDR	425,600	568,710
PTT Oil & Retail Business PCL, NVDR	533,500	330,589
PTT PCL, NVDR	1,816,200	1,630,551
Ratch Group PCL, NVDR	222,400	256,463
SCB X PCL, NVDR	155,100	456,257
SCG Packaging PCL, NVDR	248,300	365,226
Srisawad Corp. PCL, NVDR	128,200	195,740
Thai Oil PCL, NVDR	194,800	277,797
Thai Union Group PCL, NVDR	519,400	233,643
The Siam Cement PCL, NVDR	142,200	1,315,427
True Corp. PCL, NVDR (D)	2,094,300	300,310
		23,415,031
Turkey - 0.1%
Akbank TAS	374,755	346,527
Aselsan Elektronik Sanayi Ve Ticaret AS	81,750	238,637
BIM Birlesik Magazalar AS	50,934	367,351
Eregli Demir ve Celik Fabrikalari TAS	162,670	379,161
Ford Otomotiv Sanayi AS	7,735	225,635
Haci Omer Sabanci Holding AS	121,332	279,947
KOC Holding AS	92,725	379,805
Petkim Petrokimya Holding AS (A)	1	1
Turk Hava Yollari AO (A)	67,594	513,589
Turkcell Iletisim Hizmetleri AS	142,114	239,569
Turkiye Is Bankasi AS, Class C	451,883	271,192
Turkiye Petrol Rafinerileri AS (A)	13,457	421,982
Turkiye Sise ve Cam Fabrikalari AS	162,781	407,283
		4,070,679
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	507,736	1,157,570
Abu Dhabi Islamic Bank PJSC	263,772	749,300

The accompanying notes are an integral part of the financial statements.	59

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Arab Emirates (continued)
Abu Dhabi National Oil Company for Distribution PJSC	556,954	$654,406
Aldar Properties PJSC	704,786	900,657
Dubai Islamic Bank PJSC	530,047	827,893
Emaar Properties PJSC	744,577	1,133,993
Emirates NBD Bank PJSC	344,365	1,273,570
Emirates Telecommunications Group Company PJSC	634,247	4,400,711
First Abu Dhabi Bank PJSC	803,729	3,079,307
NMC Health PLC (A)	5,577	11
		14,177,418
United Kingdom - 13.1%
3i Group PLC	237,295	4,642,493
abrdn PLC	557,705	1,502,577
Admiral Group PLC	43,835	1,159,961
Anglo American PLC	305,524	10,557,286
Ashtead Group PLC	107,011	7,080,836
Associated British Foods PLC	85,435	2,059,478
AstraZeneca PLC	372,516	48,530,606
Auto Trader Group PLC (B)	226,140	1,617,370
Aviva PLC	698,911	3,754,832
BAE Systems PLC	756,754	8,173,086
Barclays PLC	4,012,702	8,420,997
Barratt Developments PLC	247,817	1,393,344
BP PLC	4,675,908	30,727,840
British American Tobacco PLC	523,778	19,822,767
BT Group PLC	1,668,369	2,796,945
Bunzl PLC	80,808	2,879,259
Burberry Group PLC	95,971	2,849,814
CNH Industrial NV	124,427	2,039,648
Coca-Cola Europacific Partners PLC	24,878	1,368,290
Compass Group PLC	428,926	9,908,952
Croda International PLC	33,538	2,644,871
Diageo PLC	556,723	23,625,326
Entain PLC	140,966	2,302,070
Ferguson PLC	52,557	7,566,143
GSK PLC	978,123	16,756,124
Haleon PLC (A)	1,220,737	4,723,826
Halma PLC	91,311	2,376,504
Hargreaves Lansdown PLC	85,741	854,319
HSBC Holdings PLC	4,872,569	37,324,060
Imperial Brands PLC	217,380	5,236,955
Informa PLC	358,299	2,878,231
InterContinental Hotels Group PLC	44,332	2,988,473
Intertek Group PLC	38,543	1,934,566
J Sainsbury PLC	416,334	1,342,703
JD Sports Fashion PLC	618,140	1,345,793
Johnson Matthey PLC	44,736	1,173,643
Kingfisher PLC	492,378	1,702,818
Land Securities Group PLC	168,075	1,387,829
Legal & General Group PLC	1,464,539	4,507,990
Lloyds Banking Group PLC	17,090,103	10,792,909
London Stock Exchange Group PLC	79,174	7,064,038
M&G PLC	617,163	1,589,547
Melrose Industries PLC	1,049,325	1,889,655
Mondi PLC	116,855	1,963,784
National Grid PLC	874,053	10,969,106
NatWest Group PLC	1,255,917	4,411,959
Next PLC	31,625	2,601,528
Ocado Group PLC (A)	138,372	914,364
Pearson PLC	162,880	1,801,723
Persimmon PLC	76,982	1,342,462
Phoenix Group Holdings PLC	181,064	1,379,339
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Prudential PLC	665,409	$10,169,398
Reckitt Benckiser Group PLC	171,687	11,912,489
RELX PLC	464,429	14,005,067
Rentokil Initial PLC	445,950	2,743,095
Rio Tinto PLC	270,078	18,533,958
Rolls-Royce Holdings PLC (A)	2,005,621	3,494,387
Schroders PLC	186,801	1,115,008
Segro PLC	289,544	2,859,848
Severn Trent PLC	58,823	1,942,877
Shell PLC	1,829,401	55,409,518
Smith & Nephew PLC	211,354	3,015,713
Smiths Group PLC	92,663	1,965,013
Spirax-Sarco Engineering PLC	17,666	2,481,030
SSE PLC	255,829	5,354,229
St. James's Place PLC	132,381	2,037,947
Standard Chartered PLC	624,574	5,909,839
Taylor Wimpey PLC	886,861	1,311,877
Tesco PLC	1,832,088	5,612,387
The Berkeley Group Holdings PLC	26,958	1,357,028
The British Land Company PLC	209,276	1,122,499
The Sage Group PLC	242,901	2,188,565
Unilever PLC	615,685	30,653,385
United Utilities Group PLC	160,664	1,961,767
Vodafone Group PLC	6,483,409	7,763,061
Whitbread PLC	48,268	1,790,186
WPP PLC	274,215	3,372,617
		540,761,827
United States - 0.1%
Bausch Health Companies, Inc. (A)	62,338	580,664
BeiGene, Ltd., ADR (A)	8,564	1,923,731
Brookfield Renewable Corp., Class A (C)	28,682	798,766
International Flavors & Fragrances, Inc.	0	0
Legend Biotech Corp., ADR (A)	8,940	412,849
Parade Technologies, Ltd.	7,924	246,405
Southern Copper Corp.	24,000	1,768,560
		5,730,975
TOTAL COMMON STOCKS (Cost $4,050,051,784)		$3,814,065,785
PREFERRED SECURITIES - 0.9%
Brazil - 0.4%
Banco Bradesco SA	999,087	2,496,072
Braskem SA, A Shares	35,300	135,659
Centrais Eletricas Brasileiras SA, B Shares	50,600	347,646
Cia Energetica de Minas Gerais	256,594	513,634
Gerdau SA	210,400	1,150,570
Itau Unibanco Holding SA	887,900	4,312,771
Itausa SA	944,040	1,484,008
Petroleo Brasileiro SA	880,600	4,245,355
		14,685,715
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA, B Shares	26,613	2,375,228
Colombia - 0.0%
Bancolombia SA	160,116	1,015,505
Germany - 0.2%
Bayerische Motoren Werke AG	8,651	819,386
Henkel AG & Company KGaA	28,488	2,072,450
Porsche Automobil Holding SE	23,490	1,333,261
Sartorius AG	3,712	1,576,735
Volkswagen AG	28,435	3,870,723
		9,672,555

The accompanying notes are an integral part of the financial statements.	60

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
South Korea - 0.2%
Hyundai Motor Company	4,277	$297,778
Hyundai Motor Company, 2nd Preferred	6,920	491,632
LG Chem, Ltd. (A)	1,443	320,097
LG H&H Company, Ltd. (A)	382	82,548
Samsung Electronics Company, Ltd.	156,595	6,314,546
		7,506,601
TOTAL PREFERRED SECURITIES (Cost $43,024,183)		$35,255,604
RIGHTS - 0.0%
Link REIT (Expiration Date: 3-22-23; Strike Price: HKD 44.20) (A)	66,205	62,415
Shell PLC (Expiration Date: 3-3-23) (A)(E)	1,829,401	525,319
SinoPac Financial Holdings Company, Ltd. (Expiration Date: 3-8-23; Strike Price: TWD 15.00) (A)	57,115	4,124
TOTAL RIGHTS (Cost $525,953)		$591,858
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (A)	100,920	770
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (A)	50,460	285
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (A)	72,322	84,466
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (A)	5,503	666
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (A)	6,072	919
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (A)	12,759	4,259
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (A)	2,652	315
TOTAL WARRANTS (Cost $0)		$91,680
SHORT-TERM INVESTMENTS - 6.9%
U.S. Government Agency - 6.0%
Federal Home Loan Mortgage Corp. Discount Note
4.305%, 03/01/2023 *	$126,400,000	$126,400,000
4.320%, 03/06/2023 *	76,000,000	75,953,481
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association Discount Note 4.480%, 04/03/2023 *	$45,000,000	$44,808,667
		247,162,148
Short-term funds - 0.9%
John Hancock Collateral Trust, 4.5832% (F)(G)	3,793,806	37,920,984
TOTAL SHORT-TERM INVESTMENTS (Cost $285,092,815)		$285,083,132
Total Investments (International Strategic Equity Allocation Fund) (Cost $4,378,694,735) - 100.3%		$4,135,088,059
Other assets and liabilities, net - (0.3%)		(11,491,452)
TOTAL NET ASSETS - 100.0%		$4,123,596,607
Currency Abbreviations
CHF	Swiss Franc
HKD	Hong Kong Dollar
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 2-28-23.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 2-28-23.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Canadian Dollar Currency Futures	355	Long	Mar 2023	$26,315,315	$26,016,175	$(299,140)
Mini MSCI EAFE Index Futures	1,650	Long	Mar 2023	169,497,246	168,786,750	(710,496)
Mini MSCI Emerging Markets Index Futures	1,471	Long	Mar 2023	73,609,391	70,777,165	(2,832,226)
S&P/TSX 60 Index Futures	150	Long	Mar 2023	26,929,546	26,779,040	(150,506)
						$(3,992,368)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	61

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

Mid Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 95.4%
Communication services – 4.9%
Entertainment – 1.0%
Madison Square Garden Entertainment Corp. (A)	131,596	$7,965,506
Madison Square Garden Sports Corp.	32,059	6,127,757
		14,093,263
Media – 3.9%
DISH Network Corp., Class A (A)	321,841	3,672,206
News Corp., Class A	1,556,321	26,690,905
News Corp., Class B	124,474	2,148,421
Paramount Global, Class B (B)	536,038	11,481,934
Scholastic Corp.	262,295	11,963,275
		55,956,741
		70,050,004
Consumer discretionary – 8.8%
Automobiles – 1.0%
General Motors Company	373,000	14,450,020
Diversified consumer services – 1.7%
Bright Horizons Family Solutions, Inc. (A)	165,858	13,076,245
Strategic Education, Inc.	127,955	10,908,164
		23,984,409
Hotels, restaurants and leisure – 0.9%
Compass Group PLC	552,726	12,768,956
Household durables – 0.7%
Mohawk Industries, Inc. (A)	96,447	9,919,574
Specialty retail – 2.4%
Bath & Body Works, Inc.	211,023	8,624,510
Best Buy Company, Inc.	137,662	11,441,089
Burlington Stores, Inc. (A)	69,788	14,952,079
		35,017,678
Textiles, apparel and luxury goods – 2.1%
adidas AG	39,704	5,929,664
Ralph Lauren Corp.	206,498	24,405,999
		30,335,663
		126,476,300
Consumer staples – 7.2%
Beverages – 2.4%
Carlsberg A/S, Class B	63,717	9,003,906
Constellation Brands, Inc., Class A	67,703	15,145,161
Monster Beverage Corp. (A)	106,238	10,810,779
		34,959,846
Food and staples retailing – 1.4%
Sysco Corp.	267,030	19,912,427
Food products – 2.9%
Bunge, Ltd.	118,659	11,331,935
Flowers Foods, Inc.	904,579	25,219,663
Tyson Foods, Inc., Class A	84,200	4,988,008
		41,539,606
Household products – 0.5%
Kimberly-Clark Corp.	52,918	6,617,396
		103,029,275
Energy – 8.6%
Energy equipment and services – 6.0%
Expro Group Holdings NV (A)	595,930	13,545,489
NOV, Inc.	483,639	10,582,021
SEACOR Marine Holdings, Inc. (A)	358,073	3,720,378
TechnipFMC PLC (A)	2,298,014	35,136,634
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Tidewater, Inc. (A)(B)	465,380	$22,729,159
		85,713,681
Oil, gas and consumable fuels – 2.6%
Cameco Corp.	504,131	13,782,942
Equitrans Midstream Corp.	1,161,926	7,006,414
Imperial Oil, Ltd.	144,443	7,129,706
Suncor Energy, Inc.	280,600	9,428,160
		37,347,222
		123,060,903
Financials – 14.9%
Banks – 5.2%
Fifth Third Bancorp	842,621	30,587,142
Popular, Inc.	226,682	16,185,095
Signature Bank	81,336	9,357,707
Webster Financial Corp.	349,098	18,544,086
		74,674,030
Capital markets – 2.5%
Main Street Capital Corp. (B)	214,783	9,126,130
Open Lending Corp., Class A (A)	709,566	5,023,727
State Street Corp.	241,955	21,456,569
		35,606,426
Consumer finance – 0.8%
OneMain Holdings, Inc.	259,926	11,200,211
Diversified financial services – 1.9%
Apollo Global Management, Inc.	172,992	12,265,133
Corebridge Financial, Inc.	174,456	3,527,500
Jackson Financial, Inc., Class A (B)	264,730	12,013,447
		27,806,080
Insurance – 4.5%
Brown & Brown, Inc.	213,769	11,986,028
CNA Financial Corp.	296,428	12,977,618
Kemper Corp.	284,723	17,538,937
RenaissanceRe Holdings, Ltd.	100,569	21,612,278
		64,114,861
		213,401,608
Health care – 10.4%
Health care equipment and supplies – 3.5%
Baxter International, Inc.	72,300	2,888,385
Dentsply Sirona, Inc.	362,724	13,808,903
Koninklijke Philips NV	795,637	12,990,193
Zimmer Biomet Holdings, Inc.	166,867	20,669,815
		50,357,296
Health care providers and services – 4.9%
Cardinal Health, Inc.	141,857	10,739,993
Centene Corp. (A)	148,386	10,149,602
Fresenius SE & Company KGaA	251,237	6,913,336
Patterson Companies, Inc.	264,461	7,013,506
Select Medical Holdings Corp.	1,302,731	35,421,253
		70,237,690
Life sciences tools and services – 1.2%
Charles River Laboratories International, Inc. (A)	77,664	17,034,822
Pharmaceuticals – 0.8%
Elanco Animal Health, Inc. (A)	445,280	5,107,362
Viatris, Inc.	645,437	7,357,982
		12,465,344
		150,095,152
Industrials – 14.4%
Aerospace and defense – 4.0%
Rolls-Royce Holdings PLC (A)	10,061,254	17,529,701

The accompanying notes are an integral part of the financial statements.	62

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Spirit AeroSystems Holdings, Inc., Class A (B)	433,955	$14,832,582
Textron, Inc.	339,305	24,609,792
		56,972,075
Air freight and logistics – 0.7%
CH Robinson Worldwide, Inc.	101,326	10,128,547
Airlines – 0.9%
Southwest Airlines Company (A)	393,966	13,229,378
Building products – 1.4%
Armstrong World Industries, Inc.	36,800	2,901,680
Fortune Brands Innovations, Inc.	94,632	5,862,452
Trane Technologies PLC	63,806	11,802,196
		20,566,328
Electrical equipment – 0.7%
Rockwell Automation, Inc.	34,107	10,059,178
Machinery – 4.8%
Alstom SA (B)	355,453	10,431,909
Esab Corp.	56,842	3,333,783
PACCAR, Inc.	176,604	12,750,809
Stanley Black & Decker, Inc.	337,389	28,883,872
The Middleby Corp. (A)	90,418	14,059,095
		69,459,468
Road and rail – 1.2%
JB Hunt Transport Services, Inc.	91,483	16,539,212
Trading companies and distributors – 0.7%
Ashtead Group PLC	147,108	9,734,027
		206,688,213
Information technology – 8.4%
Communications equipment – 1.6%
Arista Networks, Inc. (A)	93,910	13,025,317
Motorola Solutions, Inc.	39,354	10,342,625
		23,367,942
Electronic equipment, instruments and components – 1.0%
Corning, Inc.	401,005	13,614,120
IT services – 2.0%
FleetCor Technologies, Inc. (A)	35,660	7,659,411
Global Payments, Inc.	125,799	14,114,648
SS&C Technologies Holdings, Inc.	115,400	6,773,980
		28,548,039
Semiconductors and semiconductor equipment – 1.7%
Marvell Technology, Inc.	348,525	15,735,904
MKS Instruments, Inc.	85,985	8,334,526
		24,070,430
Technology hardware, storage and peripherals – 2.1%
Western Digital Corp. (A)	796,637	30,654,592
		120,255,123
Materials – 6.6%
Chemicals – 1.5%
Corteva, Inc.	66,128	4,119,113
PPG Industries, Inc.	25,995	3,432,900
The Scotts Miracle-Gro Company (B)	173,705	14,330,663
		21,882,676
Construction materials – 1.8%
Summit Materials, Inc., Class A (A)	540,232	15,958,453
Vulcan Materials Company	52,797	9,551,505
		25,509,958
Containers and packaging – 1.5%
Ball Corp.	170,015	9,556,543
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Westrock Company	384,180	$12,063,252
		21,619,795
Metals and mining – 1.8%
Franco-Nevada Corp.	80,616	10,290,135
Freeport-McMoRan, Inc.	157,236	6,441,959
Fresnillo PLC	983,143	9,027,530
		25,759,624
		94,772,053
Real estate – 5.9%
Equity real estate investment trusts – 5.9%
Apartment Investment and Management Company, Class A	1,018,891	7,641,683
Digital Realty Trust, Inc.	65,013	6,776,305
Equity Residential	123,110	7,696,837
Omega Healthcare Investors, Inc.	64,100	1,717,239
Rayonier, Inc.	365,527	12,274,397
Regency Centers Corp.	189,604	11,926,092
Rexford Industrial Realty, Inc.	197,235	11,924,828
SBA Communications Corp.	17,900	4,642,365
Simon Property Group, Inc.	28,600	3,491,774
Vornado Realty Trust	234,707	4,642,504
Weyerhaeuser Company	390,959	12,217,469
		84,951,493
Utilities – 5.3%
Electric utilities – 4.2%
Evergy, Inc.	133,400	7,845,254
FirstEnergy Corp.	681,197	26,934,529
PG&E Corp. (A)	1,632,732	25,503,274
		60,283,057
Multi-utilities – 1.1%
Ameren Corp.	118,600	9,809,406
CenterPoint Energy, Inc.	236,143	6,569,498
		16,378,904
		76,661,961
TOTAL COMMON STOCKS (Cost $1,081,788,637)		$1,369,442,085
SHORT-TERM INVESTMENTS – 6.7%
Short-term funds – 6.7%
John Hancock Collateral Trust, 4.5832% (C)(D)	2,834,190	28,329,148
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.4192% (C)	2,008,910	2,008,910
T. Rowe Price Government Reserve Fund, 4.5920% (C)	66,148,640	66,148,640
TOTAL SHORT-TERM INVESTMENTS (Cost $96,480,107)		$96,486,698
Total Investments (Mid Value Fund) (Cost $1,178,268,744) – 102.1%		$1,465,928,783
Other assets and liabilities, net – (2.1%)		(30,200,896)
TOTAL NET ASSETS – 100.0%		$1,435,727,887
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-28-23.
(C)	The rate shown is the annualized seven-day yield as of 2-28-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	63

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

Science & Technology Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 96.1%
Communication services – 14.3%
Entertainment – 1.1%
Activision Blizzard, Inc.	18,300	$1,395,375
Interactive media and services – 13.2%
Alphabet, Inc., Class A (A)	86,006	7,745,700
Baidu, Inc., ADR (A)	15,740	2,167,241
Meta Platforms, Inc., Class A (A)	31,827	5,567,815
Pinterest, Inc., Class A (A)	53,099	1,333,316
VK Company, Ltd., GDR (A)(B)	159,991	29,438
		16,843,510
		18,238,885
Consumer discretionary – 22.2%
Automobiles – 0.1%
Rivian Automotive, Inc., Class A (A)(C)	9,137	176,344
Hotels, restaurants and leisure – 2.9%
Booking Holdings, Inc. (A)	1,248	3,149,952
Tongcheng Travel Holdings, Ltd. (A)	253,200	502,596
		3,652,548
Internet and direct marketing retail – 18.3%
Alibaba Group Holding, Ltd., ADR (A)	31,335	2,750,900
Amazon.com, Inc. (A)	70,416	6,635,300
Coupang, Inc. (A)	50,810	788,063
Deliveroo PLC (A)(D)	585,423	580,942
Delivery Hero SE (A)(D)	52,325	2,102,714
D-Market Elektronik Hizmetler ve Ticaret AS, ADR (A)	56,458	50,129
DoorDash, Inc., Class A (A)	12,689	693,581
Etsy, Inc. (A)	11,475	1,393,180
JD.com, Inc., ADR	28,458	1,264,674
MercadoLibre, Inc. (A)	278	339,160
Naspers, Ltd., N Shares	3,852	677,350
Wayfair, Inc., Class A (A)(C)	4,598	186,173
Zalando SE (A)(D)	146,063	5,787,024
		23,249,190
Specialty retail – 0.9%
Auto1 Group SE (A)(D)	94,148	715,318
Warby Parker, Inc., Class A (A)(C)	34,397	447,505
		1,162,823
		28,240,905
Health care – 0.3%
Health care technology – 0.3%
Veeva Systems, Inc., Class A (A)	2,364	391,620
Information technology – 59.0%
Communications equipment – 1.7%
Arista Networks, Inc. (A)	15,128	2,098,254
IT services – 4.1%
Accenture PLC, Class A	17,955	4,767,950
MongoDB, Inc. (A)	1,862	390,126
		5,158,076
Semiconductors and semiconductor equipment – 18.4%
Advanced Micro Devices, Inc. (A)	52,404	4,117,906
ASML Holding NV, NYRS	1,014	626,378
Lam Research Corp.	4,330	2,104,423
Marvell Technology, Inc.	31,194	1,408,409
Micron Technology, Inc.	24,075	1,392,017
NVIDIA Corp.	21,790	5,058,766
Qualcomm, Inc.	31,068	3,837,830
Texas Instruments, Inc.	28,400	4,869,180
		23,414,909
Software – 28.6%
Adobe, Inc. (A)	2,022	655,027
Science & Technology Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Fortinet, Inc. (A)	49,159	$2,922,011
Gen Digital, Inc.	43,128	841,427
HubSpot, Inc. (A)	685	264,999
Intuit, Inc.	2,933	1,194,259
Microsoft Corp.	51,384	12,816,199
Qualtrics International, Inc., Class A (A)	59,421	1,005,403
salesforce.com, Inc. (A)	81,387	13,315,727
TeamViewer AG (A)(D)	41,736	672,808
Workday, Inc., Class A (A)	7,604	1,410,314
Zoom Video Communications, Inc., Class A (A)	18,104	1,350,377
		36,448,551
Technology hardware, storage and peripherals – 6.2%
Apple, Inc.	21,647	3,190,984
Pure Storage, Inc., Class A (A)	104,395	2,979,433
Samsung Electronics Company, Ltd.	25,641	1,173,201
Western Digital Corp. (A)	15,405	592,784
		7,936,402
		75,056,192
Real estate – 0.3%
Real estate management and development – 0.3%
KE Holdings, Inc., ADR (A)	20,747	378,633
Opendoor Technologies, Inc. (A)	34,006	48,969
		427,602
TOTAL COMMON STOCKS (Cost $117,375,119)		$122,355,204
SHORT-TERM INVESTMENTS – 5.2%
Short-term funds – 5.2%
John Hancock Collateral Trust, 4.5832% (E)(F)	63,572	635,436
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.4192% (E)	2,006,757	2,006,757
T. Rowe Price Government Reserve Fund, 4.5920% (E)	3,951,391	3,951,391
TOTAL SHORT-TERM INVESTMENTS (Cost $6,593,612)		$6,593,584
Total Investments (Science & Technology Fund) (Cost $123,968,731) – 101.3%		$128,948,788
Other assets and liabilities, net – (1.3%)		(1,613,456)
TOTAL NET ASSETS – 100.0%		$127,335,332
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	All or a portion of this security is on loan as of 2-28-23.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	The rate shown is the annualized seven-day yield as of 2-28-23.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	64

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 98.1%
Communication services – 7.5%
Diversified telecommunication services – 0.9%
AT&T, Inc.	895,307	$16,930,255
Lumen Technologies, Inc.	125,382	426,299
Verizon Communications, Inc.	533,862	20,719,184
		38,075,738
Entertainment – 1.4%
Activision Blizzard, Inc.	88,844	6,774,355
Electronic Arts, Inc.	32,494	3,604,884
Live Nation Entertainment, Inc. (A)	17,946	1,293,189
Netflix, Inc. (A)	56,802	18,297,628
Take-Two Interactive Software, Inc. (A)	19,528	2,139,292
The Walt Disney Company (A)	232,454	23,154,743
Warner Brothers Discovery, Inc. (A)	282,331	4,410,010
		59,674,101
Interactive media and services – 4.2%
Alphabet, Inc., Class A (A)	758,809	68,338,339
Alphabet, Inc., Class C (A)	672,581	60,734,064
Match Group, Inc. (A)	35,474	1,469,333
Meta Platforms, Inc., Class A (A)	278,496	48,720,090
		179,261,826
Media – 0.8%
Charter Communications, Inc., Class A (A)	13,846	5,089,928
Comcast Corp., Class A (B)	551,061	20,482,937
DISH Network Corp., Class A (A)	33,418	381,299
Fox Corp., Class A	38,225	1,338,640
Fox Corp., Class B	17,677	570,083
News Corp., Class A	49,205	843,866
News Corp., Class B	15,135	261,230
Omnicom Group, Inc.	25,787	2,335,529
Paramount Global, Class B (B)	64,546	1,382,575
The Interpublic Group of Companies, Inc.	48,979	1,740,714
		34,426,801
Wireless telecommunication services – 0.2%
T-Mobile US, Inc. (A)	75,207	10,692,931
		322,131,397
Consumer discretionary – 10.3%
Auto components – 0.1%
Aptiv PLC (A)	33,826	3,933,287
BorgWarner, Inc.	29,077	1,461,992
		5,395,279
Automobiles – 1.9%
Ford Motor Company	506,267	6,110,643
General Motors Company	180,910	7,008,453
Tesla, Inc. (A)	341,009	70,148,961
		83,268,057
Distributors – 0.2%
Genuine Parts Company	17,607	3,113,974
LKQ Corp.	32,130	1,840,728
Pool Corp.	4,999	1,783,943
		6,738,645
Hotels, restaurants and leisure – 2.0%
Booking Holdings, Inc. (A)	4,772	12,044,528
Caesars Entertainment, Inc. (A)	26,859	1,363,363
Carnival Corp. (A)(B)	123,968	1,316,540
Chipotle Mexican Grill, Inc. (A)	3,471	5,175,539
Darden Restaurants, Inc.	14,787	2,114,393
Domino's Pizza, Inc.	4,384	1,288,940
Expedia Group, Inc. (A)	18,383	2,003,196
Hilton Worldwide Holdings, Inc.	33,298	4,811,894
Las Vegas Sands Corp. (A)	39,803	2,287,478
Marriott International, Inc., Class A	33,046	5,592,705
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
McDonald's Corp.	89,483	$23,615,459
MGM Resorts International	39,246	1,687,970
Norwegian Cruise Line Holdings, Ltd. (A)(B)	53,782	797,049
Royal Caribbean Cruises, Ltd. (A)	27,176	1,919,713
Starbucks Corp.	142,710	14,569,264
Wynn Resorts, Ltd. (A)	12,756	1,382,368
Yum! Brands, Inc.	34,632	4,403,805
		86,374,204
Household durables – 0.3%
D.R. Horton, Inc.	39,541	3,656,752
Garmin, Ltd.	19,327	1,896,559
Hamilton Beach Brands Holding Company, Class B	294	3,822
Lennar Corp., A Shares	31,968	3,092,584
Mohawk Industries, Inc. (A)	6,780	697,323
Newell Brands, Inc.	47,642	699,861
NVR, Inc. (A)	371	1,919,413
PulteGroup, Inc.	28,381	1,551,589
Whirlpool Corp.	6,799	938,126
		14,456,029
Internet and direct marketing retail – 2.6%
Amazon.com, Inc. (A)	1,106,296	104,246,272
eBay, Inc.	66,254	3,041,059
Etsy, Inc. (A)	15,785	1,916,457
		109,203,788
Leisure products – 0.0%
Hasbro, Inc.	16,462	905,575
Multiline retail – 0.5%
Dollar General Corp.	27,417	5,930,297
Dollar Tree, Inc. (A)	25,774	3,744,447
Target Corp.	57,964	9,766,934
		19,441,678
Specialty retail – 2.2%
Advance Auto Parts, Inc.	7,538	1,092,708
AutoZone, Inc. (A)	2,344	5,828,450
Bath & Body Works, Inc.	29,137	1,190,829
Best Buy Company, Inc.	25,407	2,111,576
CarMax, Inc. (A)	20,494	1,414,906
Lowe's Companies, Inc.	79,310	16,318,033
O'Reilly Automotive, Inc. (A)	7,668	6,365,207
Ross Stores, Inc.	43,130	4,767,590
The Home Depot, Inc.	133,141	39,481,632
The TJX Companies, Inc.	143,168	10,966,669
Tractor Supply Company	13,635	3,180,500
Ulta Beauty, Inc. (A)	6,284	3,260,139
		95,978,239
Textiles, apparel and luxury goods – 0.5%
NIKE, Inc., Class B	157,830	18,748,626
Ralph Lauren Corp.	5,161	609,979
Tapestry, Inc.	30,277	1,317,352
VF Corp.	41,980	1,041,944
		21,717,901
		443,479,395
Consumer staples – 7.0%
Beverages – 1.9%
Brown-Forman Corp., Class B	24,654	1,599,305
Constellation Brands, Inc., Class A	22,033	4,928,782
Keurig Dr. Pepper, Inc.	113,532	3,922,531
Molson Coors Beverage Company, Class B	24,336	1,294,432
Monster Beverage Corp. (A)	51,572	5,247,967
PepsiCo, Inc.	183,659	31,870,346

The accompanying notes are an integral part of the financial statements.	65

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
The Coca-Cola Company	520,938	$31,001,020
		79,864,383
Food and staples retailing – 1.6%
Costco Wholesale Corp.	59,699	28,905,062
Sysco Corp.	69,149	5,156,441
The Kroger Company	85,851	3,703,612
Walgreens Boots Alliance, Inc.	97,569	3,466,627
Walmart, Inc.	187,533	26,654,065
		67,885,807
Food products – 1.1%
Archer-Daniels-Midland Company	73,419	5,844,152
Campbell Soup Company	26,293	1,380,908
Conagra Brands, Inc.	63,836	2,324,269
General Mills, Inc.	75,558	6,007,617
Hormel Foods Corp.	38,772	1,720,701
Kellogg Company	33,858	2,232,597
Lamb Weston Holdings, Inc.	19,224	1,934,703
McCormick & Company, Inc.	33,504	2,490,017
Mondelez International, Inc., Class A	182,803	11,915,100
The Hershey Company	19,508	4,649,147
The J.M. Smucker Company	14,189	2,098,411
The Kraft Heinz Company	106,451	4,145,202
Tyson Foods, Inc., Class A	39,017	2,311,367
		49,054,191
Household products – 1.5%
Church & Dwight Company, Inc.	32,468	2,720,169
Colgate-Palmolive Company	111,707	8,188,123
Kimberly-Clark Corp.	44,193	5,526,335
The Clorox Company	16,363	2,543,465
The Procter & Gamble Company	315,865	43,450,389
		62,428,481
Personal products – 0.2%
The Estee Lauder Companies, Inc., Class A	31,118	7,563,230
Tobacco – 0.7%
Altria Group, Inc.	242,763	11,271,486
Philip Morris International, Inc.	210,378	20,469,779
		31,741,265
		298,537,357
Energy – 5.6%
Energy equipment and services – 0.5%
Baker Hughes Company	153,271	4,690,093
Halliburton Company	137,115	4,967,676
Schlumberger, Ltd.	211,994	11,280,201
		20,937,970
Oil, gas and consumable fuels – 5.1%
APA Corp.	48,642	1,866,880
Chevron Corp.	270,125	43,427,996
ConocoPhillips	185,209	19,141,350
Coterra Energy, Inc. (B)	120,810	3,016,626
Devon Energy Corp.	97,285	5,245,607
Diamondback Energy, Inc.	26,535	3,730,290
EOG Resources, Inc.	88,099	9,956,949
EQT Corp.	56,780	1,883,960
Exxon Mobil Corp.	618,531	67,982,742
Hess Corp.	41,746	5,623,186
Kinder Morgan, Inc.	303,126	5,171,330
Marathon Oil Corp.	96,921	2,437,563
Marathon Petroleum Corp.	69,740	8,619,864
Occidental Petroleum Corp.	110,737	6,484,759
ONEOK, Inc.	68,543	4,486,139
Phillips 66	70,643	7,245,146
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Pioneer Natural Resources Company	36,199	$7,254,642
Targa Resources Corp.	34,503	2,556,672
The Williams Companies, Inc.	186,464	5,612,566
Valero Energy Corp.	56,667	7,464,744
		219,209,011
		240,146,981
Financials – 10.7%
Banks – 3.6%
Bank of America Corp.	824,751	28,288,959
Citigroup, Inc.	231,017	11,710,252
Citizens Financial Group, Inc.	58,255	2,432,729
Comerica, Inc.	15,622	1,095,102
Fifth Third Bancorp	81,133	2,945,128
First Republic Bank	22,194	2,730,084
Huntington Bancshares, Inc.	170,315	2,609,226
JPMorgan Chase & Co.	346,117	49,615,872
KeyCorp	111,375	2,037,049
M&T Bank Corp.	20,423	3,171,488
Regions Financial Corp.	110,881	2,585,745
Signature Bank	7,659	881,168
SVB Financial Group (A)	7,014	2,020,804
The PNC Financial Services Group, Inc.	47,396	7,484,776
Truist Financial Corp.	157,357	7,387,911
U.S. Bancorp	159,059	7,591,886
Wells Fargo & Company	450,696	21,079,052
Zions Bancorp NA	17,777	899,872
		156,567,103
Capital markets – 2.9%
Ameriprise Financial, Inc.	12,710	4,357,878
BlackRock, Inc.	17,866	12,317,356
Cboe Global Markets, Inc.	12,224	1,542,302
CME Group, Inc.	41,630	7,716,537
FactSet Research Systems, Inc.	4,462	1,849,722
Franklin Resources, Inc.	34,407	1,013,974
Intercontinental Exchange, Inc.	66,227	6,741,909
Invesco, Ltd.	55,410	978,541
MarketAxess Holdings, Inc.	4,341	1,482,234
Moody's Corp.	18,550	5,382,283
Morgan Stanley	155,392	14,995,328
MSCI, Inc.	9,546	4,984,444
Nasdaq, Inc.	40,320	2,260,339
Northern Trust Corp.	24,718	2,354,884
Raymond James Financial, Inc.	22,737	2,466,055
S&P Global, Inc.	39,390	13,439,868
State Street Corp.	43,676	3,873,188
T. Rowe Price Group, Inc.	27,086	3,041,216
The Bank of New York Mellon Corp.	86,546	4,403,460
The Charles Schwab Corp.	176,592	13,760,049
The Goldman Sachs Group, Inc.	39,882	14,024,505
		122,986,072
Consumer finance – 0.5%
American Express Company	70,371	12,243,850
Capital One Financial Corp.	45,093	4,918,744
Discover Financial Services	32,042	3,588,704
Synchrony Financial	52,884	1,888,488
		22,639,786
Diversified financial services – 1.5%
Berkshire Hathaway, Inc., Class B (A)	212,170	64,750,041
Insurance – 2.2%
Aflac, Inc.	66,477	4,530,408
American International Group, Inc.	87,313	5,335,697
Aon PLC, Class A	24,369	7,409,394
Arch Capital Group, Ltd. (A)	42,796	2,995,720

The accompanying notes are an integral part of the financial statements.	66

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Arthur J. Gallagher & Company	24,602	$4,609,185
Assurant, Inc.	6,145	782,812
Brown & Brown, Inc.	27,763	1,556,671
Chubb, Ltd.	48,407	10,214,845
Cincinnati Financial Corp.	18,439	2,225,587
Everest Re Group, Ltd.	4,577	1,757,431
Globe Life, Inc.	10,603	1,290,279
Lincoln National Corp.	18,988	602,299
Loews Corp.	22,978	1,403,726
Marsh & McLennan Companies, Inc.	58,081	9,417,253
MetLife, Inc.	77,809	5,581,240
Principal Financial Group, Inc.	27,231	2,438,808
Prudential Financial, Inc.	43,929	4,392,900
The Allstate Corp.	30,731	3,957,538
The Hartford Financial Services Group, Inc.	37,167	2,909,433
The Progressive Corp.	66,962	9,610,386
The Travelers Companies, Inc.	27,139	5,023,972
W.R. Berkley Corp.	23,725	1,570,358
Willis Towers Watson PLC	12,687	2,973,325
		92,589,267
		459,532,269
Health care – 15.0%
Biotechnology – 2.3%
AbbVie, Inc.	232,627	35,801,295
Amgen, Inc.	71,252	16,506,238
Biogen, Inc. (A)	19,487	5,258,762
Gilead Sciences, Inc.	165,862	13,356,867
Incyte Corp. (A)	24,668	1,898,943
Moderna, Inc. (A)	45,420	6,304,750
Regeneron Pharmaceuticals, Inc. (A)	14,246	10,832,943
Vertex Pharmaceuticals, Inc. (A)	34,116	9,903,534
		99,863,332
Health care equipment and supplies – 2.9%
Abbott Laboratories	238,714	24,281,988
ABIOMED, Inc. (A)(C)	6,547	6,678
Align Technology, Inc. (A)	10,020	3,101,190
Baxter International, Inc.	67,655	2,702,817
Becton, Dickinson and Company	38,594	9,052,223
Boston Scientific Corp. (A)	192,529	8,994,955
Dentsply Sirona, Inc.	29,003	1,104,144
DexCom, Inc. (A)	51,599	5,728,005
Edwards Lifesciences Corp. (A)	85,415	6,870,783
GE HealthCare Technologies, Inc. (A)	48,824	3,710,624
Hologic, Inc. (A)	33,759	2,688,567
IDEXX Laboratories, Inc. (A)	11,448	5,417,652
Intuitive Surgical, Inc. (A)	47,988	11,007,967
Medtronic PLC	175,494	14,530,903
ResMed, Inc.	19,569	4,168,197
STERIS PLC	13,590	2,555,328
Stryker Corp.	45,159	11,871,398
Teleflex, Inc.	6,375	1,518,716
The Cooper Companies, Inc.	6,725	2,198,873
Zimmer Biomet Holdings, Inc.	28,289	3,504,158
		125,015,166
Health care providers and services – 3.4%
AmerisourceBergen Corp.	21,557	3,353,407
Cardinal Health, Inc.	35,031	2,652,197
Centene Corp. (A)	75,835	5,187,114
CVS Health Corp.	176,496	14,744,476
DaVita, Inc. (A)	7,372	606,421
Elevance Health, Inc.	32,659	15,338,953
HCA Healthcare, Inc.	28,889	7,033,027
Henry Schein, Inc. (A)	18,212	1,426,182
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Humana, Inc.	16,973	$8,401,974
Laboratory Corp. of America Holdings	12,138	2,905,352
McKesson Corp.	19,041	6,660,732
Molina Healthcare, Inc. (A)	7,853	2,162,166
Quest Diagnostics, Inc.	15,594	2,157,586
The Cigna Group	41,425	12,100,243
UnitedHealth Group, Inc.	125,825	59,885,151
Universal Health Services, Inc., Class B	8,632	1,152,976
		145,767,957
Life sciences tools and services – 2.0%
Agilent Technologies, Inc.	40,830	5,796,635
Bio-Rad Laboratories, Inc., Class A (A)	2,950	1,409,628
Bio-Techne Corp.	21,371	1,552,389
Charles River Laboratories International, Inc. (A)	6,925	1,518,930
Danaher Corp.	89,150	22,067,300
Illumina, Inc. (A)	21,880	4,358,496
IQVIA Holdings, Inc. (A)	25,503	5,316,610
Mettler-Toledo International, Inc. (A)	3,081	4,417,261
PerkinElmer, Inc.	17,335	2,159,421
Thermo Fisher Scientific, Inc.	53,202	28,822,716
Waters Corp. (A)	8,116	2,523,183
West Pharmaceutical Services, Inc.	10,065	3,190,907
		83,133,476
Pharmaceuticals – 4.4%
Bristol-Myers Squibb Company	282,318	19,468,649
Catalent, Inc. (A)	24,876	1,697,041
Eli Lilly & Company	104,647	32,568,239
Johnson & Johnson	351,962	53,941,696
Merck & Company, Inc.	337,649	35,871,830
Organon & Company	32,669	800,064
Pfizer, Inc.	752,910	30,545,559
Viatris, Inc.	163,876	1,868,186
Zoetis, Inc.	62,772	10,482,924
		187,244,188
		641,024,119
Industrials – 7.7%
Aerospace and defense – 1.6%
General Dynamics Corp.	26,046	5,936,144
Howmet Aerospace, Inc.	43,168	1,820,826
Huntington Ingalls Industries, Inc.	4,610	992,072
L3Harris Technologies, Inc.	21,958	4,637,310
Lockheed Martin Corp.	26,536	12,584,963
Northrop Grumman Corp.	16,461	7,639,715
Raytheon Technologies Corp.	170,002	16,675,496
Textron, Inc.	24,533	1,779,378
The Boeing Company (A)	66,142	13,330,920
TransDigm Group, Inc.	5,968	4,439,416
		69,836,240
Air freight and logistics – 0.6%
CH Robinson Worldwide, Inc.	13,618	1,361,255
Expeditors International of Washington, Inc.	19,353	2,023,550
FedEx Corp.	28,089	5,708,247
United Parcel Service, Inc., Class B	85,971	15,688,848
		24,781,900
Airlines – 0.2%
Alaska Air Group, Inc. (A)	14,940	714,580
American Airlines Group, Inc. (A)(B)	77,893	1,244,730
Delta Air Lines, Inc. (A)	76,498	2,932,933
Southwest Airlines Company (A)	71,338	2,395,530

The accompanying notes are an integral part of the financial statements.	67

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
United Airlines Holdings, Inc. (A)	38,740	$2,012,930
		9,300,703
Building products – 0.4%
A.O. Smith Corp.	14,935	980,184
Allegion PLC	10,383	1,170,268
Carrier Global Corp.	99,115	4,463,148
Johnson Controls International PLC	81,716	5,125,228
Masco Corp.	27,025	1,416,921
Trane Technologies PLC	27,094	5,011,577
		18,167,326
Commercial services and supplies – 0.4%
Cintas Corp.	10,094	4,425,916
Copart, Inc. (A)	48,936	3,448,031
Republic Services, Inc.	23,907	3,082,330
Rollins, Inc.	27,353	962,826
Waste Management, Inc.	43,537	6,520,101
		18,439,204
Construction and engineering – 0.1%
Quanta Services, Inc.	17,004	2,744,446
Electrical equipment – 0.5%
AMETEK, Inc.	27,049	3,829,056
Eaton Corp. PLC	46,920	8,207,716
Emerson Electric Company	70,520	5,832,709
Generac Holdings, Inc. (A)	7,868	944,239
Rockwell Automation, Inc.	13,592	4,008,689
		22,822,409
Industrial conglomerates – 0.8%
3M Company	65,519	7,059,017
General Electric Company	126,681	10,731,148
Honeywell International, Inc.	78,923	15,112,176
		32,902,341
Machinery – 1.7%
Caterpillar, Inc.	61,428	14,715,077
Cummins, Inc.	16,548	4,022,488
Deere & Company	32,069	13,444,608
Dover Corp.	16,879	2,530,162
Fortive Corp.	42,163	2,810,586
IDEX Corp.	8,907	2,003,897
Illinois Tool Works, Inc.	32,967	7,686,586
Ingersoll Rand, Inc.	47,454	2,755,654
Nordson Corp.	7,151	1,570,646
Otis Worldwide Corp.	48,712	4,122,009
PACCAR, Inc.	61,379	4,431,564
Parker-Hannifin Corp.	15,226	5,357,268
Pentair PLC	19,636	1,098,438
Snap-on, Inc.	6,255	1,555,493
Stanley Black & Decker, Inc.	18,041	1,544,490
Wabtec Corp.	21,239	2,215,865
Xylem, Inc.	21,451	2,201,945
		74,066,776
Professional services – 0.3%
CoStar Group, Inc. (A)	47,710	3,371,189
Equifax, Inc.	14,589	2,954,710
Jacobs Solutions, Inc.	14,973	1,789,274
Leidos Holdings, Inc.	15,825	1,536,133
Robert Half International, Inc.	12,806	1,032,420
Verisk Analytics, Inc.	18,224	3,118,309
		13,802,035
Road and rail – 0.8%
CSX Corp.	245,040	7,471,270
JB Hunt Transport Services, Inc.	9,708	1,755,109
Norfolk Southern Corp.	27,097	6,091,948
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Old Dominion Freight Line, Inc.	10,755	$3,648,741
Union Pacific Corp.	73,188	15,170,409
		34,137,477
Trading companies and distributors – 0.3%
Fastenal Company	68,394	3,526,395
United Rentals, Inc.	8,201	3,842,415
W.W. Grainger, Inc.	5,315	3,552,705
		10,921,515
		331,922,372
Information technology – 26.7%
Communications equipment – 0.9%
Arista Networks, Inc. (A)	31,317	4,343,668
Cisco Systems, Inc.	516,905	25,028,540
F5, Inc. (A)	7,622	1,089,794
Juniper Networks, Inc.	40,307	1,240,649
Motorola Solutions, Inc.	20,733	5,448,840
		37,151,491
Electronic equipment, instruments and components – 0.6%
Amphenol Corp., Class A	76,223	5,908,807
CDW Corp.	17,392	3,520,489
Corning, Inc.	96,702	3,283,033
Keysight Technologies, Inc. (A)	22,336	3,572,867
TE Connectivity, Ltd.	40,852	5,201,277
Teledyne Technologies, Inc. (A)	5,915	2,543,864
Trimble, Inc. (A)	31,704	1,650,510
Zebra Technologies Corp., Class A (A)	6,685	2,007,171
		27,688,018
IT services – 4.3%
Accenture PLC, Class A	80,000	21,244,000
Akamai Technologies, Inc. (A)	19,611	1,423,759
Automatic Data Processing, Inc.	52,113	11,455,480
Broadridge Financial Solutions, Inc.	14,686	2,067,495
Cognizant Technology Solutions Corp., Class A	64,472	4,037,881
DXC Technology Company (A)	28,927	802,435
EPAM Systems, Inc. (A)	7,499	2,307,067
Fidelity National Information Services, Inc.	76,188	4,828,034
Fiserv, Inc. (A)	79,303	9,126,982
FleetCor Technologies, Inc. (A)	9,312	2,000,124
Gartner, Inc. (A)	9,946	3,260,398
Global Payments, Inc.	34,336	3,852,499
IBM Corp.	114,359	14,786,619
Jack Henry & Associates, Inc.	9,116	1,497,212
Mastercard, Inc., Class A	106,515	37,843,714
Paychex, Inc.	40,791	4,503,326
PayPal Holdings, Inc. (A)	139,860	10,293,696
VeriSign, Inc. (A)	11,440	2,251,735
Visa, Inc., Class A	205,133	45,116,952
		182,699,408
Semiconductors and semiconductor equipment – 5.8%
Advanced Micro Devices, Inc. (A)	203,171	15,965,177
Analog Devices, Inc.	65,847	12,080,949
Applied Materials, Inc.	109,996	12,776,035
Broadcom, Inc.	51,252	30,458,551
Enphase Energy, Inc. (A)	16,892	3,556,273
First Solar, Inc. (A)	12,469	2,109,007
Intel Corp.	536,631	13,378,211
KLA Corp.	17,901	6,791,281
Lam Research Corp.	17,457	8,484,277
Microchip Technology, Inc.	69,998	5,671,938
Micron Technology, Inc.	137,155	7,930,302
Monolithic Power Systems, Inc.	5,718	2,769,170
NVIDIA Corp.	317,522	73,715,908

The accompanying notes are an integral part of the financial statements.	68

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
NXP Semiconductors NV	33,104	$5,908,402
ON Semiconductor Corp. (A)	55,053	4,261,653
Qorvo, Inc. (A)	12,823	1,293,712
Qualcomm, Inc.	142,323	17,581,160
Skyworks Solutions, Inc.	20,279	2,262,528
SolarEdge Technologies, Inc. (A)	7,149	2,272,810
Teradyne, Inc.	19,916	2,014,304
Texas Instruments, Inc.	114,862	19,693,090
		250,974,738
Software – 8.3%
Adobe, Inc. (A)	59,116	19,150,628
ANSYS, Inc. (A)	10,978	3,333,031
Autodesk, Inc. (A)	27,258	5,415,892
Cadence Design Systems, Inc. (A)	34,128	6,584,656
Ceridian HCM Holding, Inc. (A)	19,249	1,403,830
Fortinet, Inc. (A)	81,159	4,824,091
Gen Digital, Inc.	72,954	1,423,333
Intuit, Inc.	35,631	14,508,231
Microsoft Corp.	942,225	235,009,760
Oracle Corp.	191,807	16,763,932
Paycom Software, Inc. (A)	6,134	1,773,094
PTC, Inc. (A)	13,208	1,655,359
Roper Technologies, Inc.	13,276	5,711,335
salesforce.com, Inc. (A)	125,432	20,521,930
ServiceNow, Inc. (A)	25,415	10,983,601
Synopsys, Inc. (A)	19,048	6,928,900
Tyler Technologies, Inc. (A)	5,288	1,698,770
		357,690,373
Technology hardware, storage and peripherals – 6.8%
Apple, Inc.	1,895,837	279,465,325
Hewlett Packard Enterprise Company	161,903	2,527,306
HP, Inc.	113,494	3,350,343
NetApp, Inc.	27,356	1,765,830
Seagate Technology Holdings PLC	24,704	1,594,890
Western Digital Corp. (A)	40,519	1,559,171
		290,262,865
		1,146,466,893
Materials – 2.5%
Chemicals – 1.7%
Air Products & Chemicals, Inc.	25,675	7,342,537
Albemarle Corp.	14,314	3,640,193
Celanese Corp.	12,033	1,398,596
CF Industries Holdings, Inc.	22,125	1,900,316
Corteva, Inc.	84,317	5,252,106
Dow, Inc.	82,469	4,717,227
DuPont de Nemours, Inc.	58,773	4,292,192
Eastman Chemical Company	14,562	1,240,682
Ecolab, Inc.	29,230	4,658,385
FMC Corp.	14,680	1,895,922
International Flavors & Fragrances, Inc.	30,180	2,812,776
Linde PLC	56,195	19,576,652
LyondellBasell Industries NV, Class A	29,920	2,872,021
PPG Industries, Inc.	27,754	3,665,193
The Mosaic Company	39,670	2,110,047
The Sherwin-Williams Company	27,651	6,120,549
		73,495,394
Construction materials – 0.1%
Martin Marietta Materials, Inc.	7,358	2,647,923
Vulcan Materials Company	15,721	2,844,086
		5,492,009
Containers and packaging – 0.3%
Amcor PLC	175,897	1,959,493
Avery Dennison Corp.	9,521	1,734,631
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Ball Corp.	36,416	$2,046,943
International Paper Company	43,567	1,585,403
Packaging Corp. of America	11,173	1,527,573
Sealed Air Corp.	17,160	834,319
Westrock Company	30,633	961,876
		10,650,238
Metals and mining – 0.4%
Ferroglobe PLC (A)(C)	4,538	0
Freeport-McMoRan, Inc.	161,015	6,596,785
Newmont Corp.	92,056	4,014,562
Nucor Corp.	30,310	5,075,106
Steel Dynamics, Inc.	19,673	2,480,962
		18,167,415
		107,805,056
Real estate – 2.5%
Equity real estate investment trusts – 2.4%
Alexandria Real Estate Equities, Inc.	17,689	2,649,458
American Tower Corp.	55,264	10,942,825
AvalonBay Communities, Inc.	16,467	2,840,887
Boston Properties, Inc.	16,924	1,108,184
Camden Property Trust	12,569	1,442,418
Crown Castle, Inc.	51,529	6,737,417
Digital Realty Trust, Inc.	34,123	3,556,640
Equinix, Inc.	10,903	7,504,208
Equity Residential	40,244	2,516,055
Essex Property Trust, Inc.	7,649	1,744,431
Extra Space Storage, Inc.	15,504	2,552,734
Federal Realty Investment Trust	8,681	926,957
Healthpeak Properties, Inc.	63,344	1,524,057
Host Hotels & Resorts, Inc.	82,684	1,389,091
Invitation Homes, Inc.	67,885	2,122,085
Iron Mountain, Inc.	34,782	1,834,751
Kimco Realty Corp.	73,872	1,522,502
Mid-America Apartment Communities, Inc.	13,638	2,183,444
Prologis, Inc.	108,448	13,382,483
Public Storage	18,315	5,475,269
Realty Income Corp.	73,556	4,703,906
Regency Centers Corp.	18,204	1,145,032
SBA Communications Corp.	12,879	3,340,169
Simon Property Group, Inc.	38,802	4,737,336
UDR, Inc.	36,141	1,548,280
Ventas, Inc.	46,769	2,275,312
VICI Properties, Inc.	111,729	3,746,273
Welltower, Inc.	55,161	4,088,533
Weyerhaeuser Company	89,020	2,781,875
		102,322,612
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	37,759	3,214,801
		105,537,413
Utilities – 2.6%
Electric utilities – 1.7%
Alliant Energy Corp.	29,224	1,498,314
American Electric Power Company, Inc.	60,265	5,301,512
Constellation Energy Corp.	39,787	2,979,648
Duke Energy Corp.	90,050	8,488,113
Edison International	44,485	2,945,352
Entergy Corp.	23,801	2,448,409
Evergy, Inc.	26,925	1,583,459
Eversource Energy	40,951	3,086,067
Exelon Corp.	116,711	4,713,957
FirstEnergy Corp.	63,462	2,509,287
NextEra Energy, Inc.	234,553	16,660,300
NRG Energy, Inc.	26,562	870,968

The accompanying notes are an integral part of the financial statements.	69

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
PG&E Corp. (A)	186,430	$2,912,037
Pinnacle West Capital Corp.	13,161	969,702
PPL Corp.	87,354	2,364,673
The Southern Company	127,240	8,023,754
Xcel Energy, Inc.	63,606	4,107,039
		71,462,591
Gas utilities – 0.0%
Atmos Energy Corp.	16,206	1,828,199
Independent power and renewable electricity producers – 0.1%
The AES Corp.	78,585	1,939,478
Multi-utilities – 0.7%
Ameren Corp.	30,156	2,494,203
CenterPoint Energy, Inc.	73,179	2,035,840
CMS Energy Corp.	33,813	1,993,953
Consolidated Edison, Inc.	41,144	3,676,216
Dominion Energy, Inc.	96,873	5,388,076
DTE Energy Company	22,687	2,488,991
NiSource, Inc.	47,025	1,289,896
Public Service Enterprise Group, Inc.	58,510	3,535,759
Sempra Energy	36,784	5,516,129
WEC Energy Group, Inc.	36,830	3,265,348
		31,684,411
Water utilities – 0.1%
American Water Works Company, Inc.	21,222	2,979,144
		109,893,823
TOTAL COMMON STOCKS (Cost $4,303,256,509)		$4,206,477,075
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 1.7%
Short-term funds – 1.7%
John Hancock Collateral Trust, 4.5832% (D)(E)	7,412,268	$74,089,322
TOTAL SHORT-TERM INVESTMENTS (Cost $74,074,706)		$74,089,322
Total Investments (U.S. Sector Rotation Fund) (Cost $4,377,331,215) – 99.8%		$4,280,566,397
Other assets and liabilities, net – 0.2%		10,370,196
TOTAL NET ASSETS – 100.0%		$4,290,936,593
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-28-23.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	The rate shown is the annualized seven-day yield as of 2-28-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $4,401,401.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	426	Long	Mar 2023	$88,458,480	$84,678,150	$(3,780,330)
						$(3,780,330)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	70

John Hancock Funds II
Portfolio of Investments — February 28, 2023 (unaudited) (showing percentage of total net assets)

The following funds had the following country composition as a percentage of net assets on 2-28-23:
Capital Appreciation Fund
United States	84.9%
France	4.3%
Netherlands	2.5%
Denmark	2.2%
Uruguay	1.9%
Canada	1.5%
Australia	1.0%
United Kingdom	1.0%
Other countries	0.7%
TOTAL	100.0%
Health Sciences Fund
United States	88.1%
United Kingdom	3.9%
Netherlands	1.7%
Denmark	1.5%
Germany	1.2%
Switzerland	1.0%
Other countries	2.6%
TOTAL	100.0%
High Yield Fund
United States	76.5%
Cayman Islands	8.6%
Canada	4.2%
Switzerland	1.8%
United Kingdom	1.4%
Luxembourg	1.3%
Macau	1.0%
Other countries	5.2%
TOTAL	100.0%
Mid Value Fund
United States	84.7%
United Kingdom	5.3%
Canada	2.9%
Bermuda	1.5%
Puerto Rico	1.1%
Other countries	4.5%
TOTAL	100.0%
Science & Technology Fund
United States	80.1%
Germany	7.3%
China	5.6%
Ireland	3.7%
South Korea	1.5%
Other countries	1.8%
TOTAL	100.0%

The accompanying notes are an integral part of the financial statements.	71

John Hancock Funds II
Statements of assets and liabilities — February 28, 2023 (unaudited)

Assets	Capital Appreciation Fund	Capital Appreciation Value Fund	Core Bond Fund	Health Sciences Fund
Unaffiliated investments, at value (including securities loaned)	$1,308,760,624	$1,209,599,477	$1,780,364,733	$298,636,726
Affiliated investments, at value	2,799,807	1,685,493	1,164,452	—
Total investments, at value	1,311,560,431	1,211,284,970	1,781,529,185	298,636,726
Cash	—	2,572,912	—	—
Foreign currency, at value	—	8,762	—	34,987
Cash collateral at broker for sale commitments	—	—	410,000	—
Dividends and interest receivable	1,116,151	4,595,496	8,975,460	322,403
Receivable for fund shares sold	35,666	13,109	106,846	92,578
Receivable for investments sold	—	3,516,339	36,763,416	2,012,577
Receivable for delayed delivery securities sold	—	—	44,077,822	—
Receivable for securities lending income	882	1,072	239	—
Other assets	70,564	55,435	85,808	240,094
Total assets	1,312,783,694	1,222,048,095	1,871,948,776	301,339,365
Liabilities
Payable for sale commitments outstanding, at value	—	—	10,379,351	—
Written options, at value	—	8,324,189	—	—
Payable for collateral on sale commitments	—	—	150,000	—
Payable for investments purchased	8,059	12,445,088	54,759,801	1,328,899
Payable for delayed delivery securities purchased	—	—	144,636,102	—
Payable for fund shares repurchased	127,543	1,424,842	371,107	—
Payable upon return of securities loaned	2,799,834	1,685,260	1,164,869	—
Payable to affiliates
Accounting and legal services fees	112,231	104,738	138,961	26,849
Trustees' fees	656	629	892	168
Other liabilities and accrued expenses	116,010	100,009	130,760	69,823
Total liabilities	3,164,333	24,084,755	211,731,843	1,425,739
Net assets	$1,309,619,361	$1,197,963,340	$1,660,216,933	$299,913,626
Net assets consist of
Paid-in capital	$768,603,625	$1,176,387,826	$1,940,650,781	$224,032,004
Total distributable earnings (loss)	541,015,736	21,575,514	(280,433,848)	75,881,622
Net assets	$1,309,619,361	$1,197,963,340	$1,660,216,933	$299,913,626
Unaffiliated investments, including repurchase agreements, at cost	$724,071,664	$1,180,094,984	$1,897,690,986	$218,148,749
Affiliated investments, at cost	$2,799,834	$1,684,951	$1,164,581	—
Foreign currency, at cost	—	$9,041	—	$35,803
Proceeds received on sale commitments outstanding	—	—	$10,541,422	—
Premiums received on written options	—	$9,333,717	—	—
Securities loaned, at value	$9,093,357	$1,630,069	$1,142,128	—
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class 1
Net assets	$474,331,735	—	$124,316,987	—
Shares outstanding	45,917,415	—	11,369,934	—
Net asset value, offering price and redemption price per share	$10.33	—	$10.93	—
Class NAV
Net assets	$835,287,626	$1,197,963,340	$1,535,899,946	$299,913,626
Shares outstanding	80,146,903	144,459,680	140,721,941	64,704,582
Net asset value, offering price and redemption price per share	$10.42	$8.29	$10.91	$4.64
The accompanying notes are an integral part of the financial statements.	72

John Hancock Funds II
Statements of assets and liabilities — February 28, 2023 (unaudited)

Assets	High Yield Fund	International Strategic Equity Allocation Fund	Mid Value Fund	Science & Technology Fund
Unaffiliated investments, at value (including securities loaned)	$189,001,337	$4,097,167,075	$1,437,599,635	$128,313,352
Affiliated investments, at value	5,491,650	37,920,984	28,329,148	635,436
Total investments, at value	194,492,987	4,135,088,059	1,465,928,783	128,948,788
Receivable for centrally cleared swaps	971,375	—	—	—
Unrealized appreciation on forward foreign currency contracts	12,566	—	—	—
Cash	—	213,276	—	190
Foreign currency, at value	386,450	4,114,351	84,339	823
Collateral held at broker for futures contracts	194,142	9,765,000	—	—
Dividends and interest receivable	3,036,904	9,973,709	2,371,960	78,674
Receivable for fund shares sold	—	3,134,977	894	14,792
Receivable for investments sold	1,718,407	2,082,837	7,974,797	107,585
Receivable for securities lending income	3,905	30,267	24,849	176
Other assets	9,583	179,854	64,715	9,945
Total assets	200,826,319	4,164,582,330	1,476,450,337	129,160,973
Liabilities
Unrealized depreciation on forward foreign currency contracts	10,319	—	—	—
Payable for futures variation margin	844	2,010,805	—	—
Due to custodian	125,985	—	—	—
Payable for investments purchased	1,539,329	—	10,393,188	1,109,476
Payable for fund shares repurchased	189,529	30,992	1,754,827	3,043
Payable upon return of securities loaned	5,496,274	37,998,358	28,347,988	635,781
Payable to affiliates
Accounting and legal services fees	17,140	343,128	119,766	12,663
Trustees' fees	111	1,800	647	70
Other liabilities and accrued expenses	71,638	600,640	106,034	64,608
Total liabilities	7,451,169	40,985,723	40,722,450	1,825,641
Net assets	$193,375,150	$4,123,596,607	$1,435,727,887	$127,335,332
Net assets consist of
Paid-in capital	$338,344,582	$4,440,285,524	$1,115,108,550	$156,553,860
Total distributable earnings (loss)	(144,969,432)	(316,688,917)	320,619,337	(29,218,528)
Net assets	$193,375,150	$4,123,596,607	$1,435,727,887	$127,335,332
Unaffiliated investments, including repurchase agreements, at cost	$227,507,503	$4,340,771,362	$1,149,946,187	$123,333,267
Affiliated investments, at cost	$5,491,937	$37,923,373	$28,322,557	$635,464
Foreign currency, at cost	$390,950	$4,215,941	$86,170	$848
Collateral held at broker for centrally cleared swaps	$1,016,397	—	—	—
Securities loaned, at value	$5,342,331	$35,319,336	$27,575,921	$622,517
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class 1
Net assets	$193,375,150	—	—	—
Shares outstanding	28,365,061	—	—	—
Net asset value, offering price and redemption price per share	$6.82	—	—	—
Class NAV
Net assets	—	$4,123,596,607	$1,435,727,887	$127,335,332
Shares outstanding	—	460,593,837	89,541,860	96,864,023
Net asset value, offering price and redemption price per share	—	$8.95	$16.03	$1.31
The accompanying notes are an integral part of the financial statements.	73

John Hancock Funds II
Statements of assets and liabilities — February 28, 2023 (unaudited)

Assets	U.S. Sector Rotation Fund
Unaffiliated investments, at value (including securities loaned)	$4,206,477,075
Affiliated investments, at value	74,089,322
Total investments, at value	4,280,566,397
Cash	35,042
Collateral held at broker for futures contracts	7,950,000
Dividends and interest receivable	7,463,898
Receivable for securities lending income	1,654
Other assets	151,432
Total assets	4,296,168,423
Liabilities
Payable for futures variation margin	266,291
Payable upon return of securities loaned	4,400,547
Payable to affiliates
Accounting and legal services fees	381,015
Trustees' fees	2,190
Other liabilities and accrued expenses	181,787
Total liabilities	5,231,830
Net assets	$4,290,936,593
Net assets consist of
Paid-in capital	$4,790,084,060
Total distributable earnings (loss)	(499,147,467)
Net assets	$4,290,936,593
Unaffiliated investments, including repurchase agreements, at cost	$4,303,256,509
Affiliated investments, at cost	$74,074,706
Securities loaned, at value	$4,311,755
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class NAV
Net assets	$4,290,936,593
Shares outstanding	512,021,608
Net asset value, offering price and redemption price per share	$8.38
The accompanying notes are an integral part of the financial statements.	74

John Hancock Funds II
Statements of operations — For the six months ended February 28, 2023 (unaudited)

Investment income	Capital Appreciation Fund	Capital Appreciation Value Fund	Core Bond Fund	Health Sciences Fund
Dividends	$4,349,728	$6,083,663	$1,099,582	$1,063,556
Interest	155,692	11,329,071	27,606,998	33,442
Securities lending	3,598	7,007	343	—
Less foreign taxes withheld	(65,588)	(44,293)	—	(1,759)
Total investment income	4,443,430	17,375,448	28,706,923	1,095,239
Expenses
Investment management fees	4,607,754	4,987,541	4,607,980	1,415,151
Distribution and service fees	119,638	—	31,388	—
Accounting and legal services fees	123,345	114,710	151,342	29,407
Trustees' fees	15,907	15,464	19,830	3,930
Custodian fees	65,478	72,310	98,748	26,666
Printing and postage	10,375	10,286	10,451	9,744
Professional fees	44,286	48,245	83,315	39,963
Other	32,012	29,963	44,599	12,490
Total expenses	5,018,795	5,278,519	5,047,653	1,537,351
Less expense reductions	(45,753)	(260,565)	(56,636)	(79,807)
Net expenses	4,973,042	5,017,954	4,991,017	1,457,544
Net investment income (loss)	(529,612)	12,357,494	23,715,906	(362,305)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	35,463,644	(5,446,352)	(60,690,045)	662,753
Affiliated investments	(69)	116	(281)	—
Written options	—	4,978,485	—	—
	35,463,575	(467,751)	(60,690,326)	662,753
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(60,808,465)	9,044,892	5,413,538	1,184,566
Affiliated investments	(27)	872	(129)	—
Written options	—	(3,084,268)	—	—
	(60,808,492)	5,961,496	5,413,409	1,184,566
Net realized and unrealized gain (loss)	(25,344,917)	5,493,745	(55,276,917)	1,847,319
Increase (decrease) in net assets from operations	$(25,874,529)	$17,851,239	$(31,561,011)	$1,485,014
The accompanying notes are an integral part of the financial statements.	75

John Hancock Funds II
Statements of operations — For the six months ended February 28, 2023 (unaudited)

Investment income	High Yield Fund	International Strategic Equity Allocation Fund	Mid Value Fund	Science & Technology Fund
Dividends	$89,427	$42,618,852	$14,978,147	$325,418
Interest	7,531,137	2,868,952	12,997	835
Securities lending	22,609	104,308	133,044	8,193
Less foreign taxes withheld	(25)	(3,750,292)	(102,569)	(7,076)
Total investment income	7,643,148	41,841,820	15,021,619	327,370
Expenses
Investment management fees	687,885	12,440,172	6,009,333	689,548
Distribution and service fees	49,135	—	—	—
Accounting and legal services fees	18,809	374,880	131,079	13,879
Trustees' fees	2,433	53,742	16,634	1,816
Custodian fees	17,322	806,078	78,404	27,178
Printing and postage	9,683	12,125	10,350	18,037
Professional fees	46,536	105,207	46,955	33,341
Other	10,653	54,722	27,311	9,180
Total expenses	842,456	13,846,926	6,320,066	792,979
Less expense reductions	(6,980)	(2,742,916)	(327,214)	(39,752)
Net expenses	835,476	11,104,010	5,992,852	753,227
Net investment income (loss)	6,807,672	30,737,810	9,028,767	(425,857)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(7,046,402)	(11,373,533)	76,687,317	(5,271,584)
Affiliated investments	(1,459)	(6,847)	(8,097)	145
Futures contracts	(556,355)	9,400,818	—	—
Forward foreign currency contracts	10,766	—	—	—
Swap contracts	19,078	—	—	—
	(7,574,372)	(1,979,562)	76,679,220	(5,271,439)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	5,360,501	260,447,334	64,851,643	15,867,041
Affiliated investments	685	(2,262)	6,853	(23)
Futures contracts	22,568	2,134,643	—	—
Forward foreign currency contracts	18,279	—	—	—
Swap contracts	(189,718)	—	—	—
	5,212,315	262,579,715	64,858,496	15,867,018
Net realized and unrealized gain (loss)	(2,362,057)	260,600,153	141,537,716	10,595,579
Increase in net assets from operations	$4,445,615	$291,337,963	$150,566,483	$10,169,722
The accompanying notes are an integral part of the financial statements.	76

John Hancock Funds II
Statements of operations — For the six months ended February 28, 2023 (unaudited)

Investment income	U.S. Sector Rotation Fund
Dividends	$38,431,170
Income distributions received from affiliated investments	2,872,144
Interest	176,910
Securities lending	22,957
Less foreign taxes withheld	(7,211)
Total investment income	41,495,970
Expenses
Investment management fees	13,814,342
Accounting and legal services fees	411,190
Trustees' fees	61,169
Custodian fees	354,962
Printing and postage	12,103
Professional fees	105,030
Other	56,202
Total expenses	14,814,998
Less expense reductions	(3,078,272)
Net expenses	11,736,726
Net investment income	29,759,244
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(186,625,958)
Affiliated investments	8,031
Futures contracts	(4,858,780)
(191,476,707)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	197,450,851
Affiliated investments	16,702
Futures contracts	661,263
198,128,816
Net realized and unrealized gain (loss)	6,652,109
Increase in net assets from operations	$36,411,353
The accompanying notes are an integral part of the financial statements.	77

John Hancock Funds II
Statements of changes in net assets

	Capital Appreciation Fund		Capital Appreciation Value Fund		Core Bond Fund
	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(529,612)	$(5,532,826)	$12,357,494	$13,314,402	$23,715,906	$23,348,292
Net realized gain (loss)	35,463,575	145,464,507	(467,751)	168,016,116	(60,690,326)	(95,229,555)
Change in net unrealized appreciation (depreciation)	(60,808,492)	(777,331,675)	5,961,496	(279,577,687)	5,413,409	(145,383,408)
Increase (decrease) in net assets resulting from operations	(25,874,529)	(637,399,994)	17,851,239	(98,247,169)	(31,561,011)	(217,264,671)
Distributions to shareholders
From earnings
Class 1	(51,623,538)	(234,037,715)	—	—	(2,272,908)	(3,151,517)
Class NAV	(87,259,196)	(310,779,087)	(152,535,808)	(259,582,767)	(26,383,562)	(29,676,464)
Total distributions	(138,882,734)	(544,816,802)	(152,535,808)	(259,582,767)	(28,656,470)	(32,827,981)
From fund share transactions
From fund share transactions	88,374,174	431,644,019	79,412,120	215,270,220	108,539,700	73,687,525
Total increase (decrease)	(76,383,089)	(750,572,777)	(55,272,449)	(142,559,716)	48,322,219	(176,405,127)
Net assets
Beginning of period	1,386,002,450	2,136,575,227	1,253,235,789	1,395,795,505	1,611,894,714	1,788,299,841
End of period	$1,309,619,361	$1,386,002,450	$1,197,963,340	$1,253,235,789	$1,660,216,933	$1,611,894,714
	Health Sciences Fund		High Yield Fund		International Strategic Equity Allocation Fund
	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(362,305)	$(1,160,190)	$6,807,672	$13,246,359	$30,737,810	$83,982,226
Net realized gain (loss)	662,753	15,163,654	(7,574,372)	(16,047,579)	(1,979,562)	(22,483,103)
Change in net unrealized appreciation (depreciation)	1,184,566	(98,141,793)	5,212,315	(28,694,226)	262,579,715	(832,140,487)
Increase (decrease) in net assets resulting from operations	1,485,014	(84,138,329)	4,445,615	(31,495,446)	291,337,963	(770,641,364)
Distributions to shareholders
From earnings
Class 1	—	—	(7,517,007)	(13,647,917)	—	—
Class NAV	(8,653,037)	(56,448,788)	—	—	(92,213,840)	(91,427,800)
Total distributions	(8,653,037)	(56,448,788)	(7,517,007)	(13,647,917)	(92,213,840)	(91,427,800)
From fund share transactions
From fund share transactions	(9,852,118)	30,275,300	(11,448,619)	(26,315,847)	(37,780,139)	3,095,643,495
Total increase (decrease)	(17,020,141)	(110,311,817)	(14,520,011)	(71,459,210)	161,343,984	2,233,574,331
Net assets
Beginning of period	316,933,767	427,245,584	207,895,161	279,354,371	3,962,252,623	1,728,678,292
End of period	$299,913,626	$316,933,767	$193,375,150	$207,895,161	$4,123,596,607	$3,962,252,623
The accompanying notes are an integral part of the financial statements.	78

John Hancock Funds II
Statements of changes in net assets

	Mid Value Fund		Science & Technology Fund		U.S. Sector Rotation Fund
	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22	Six months ended 2-28-23 (unaudited)	Year ended 8-31-22
Increase (decrease) in net assets
From operations
Net investment income (loss)	$9,028,767	$12,842,933	$(425,857)	$(1,281,095)	$29,759,244	$26,620,084
Net realized gain (loss)	76,679,220	230,707,565	(5,271,439)	(393,314)	(191,476,707)	(60,403,371)
Change in net unrealized appreciation (depreciation)	64,858,496	(236,462,700)	15,867,018	(68,569,495)	198,128,816	(589,584,401)
Increase (decrease) in net assets resulting from operations	150,566,483	7,087,798	10,169,722	(70,243,904)	36,411,353	(623,367,688)
Distributions to shareholders
From earnings
Class NAV	(228,179,709)	(149,119,105)	(18,119,628)	(121,883,322)	(117,724,841)	(259,017,769)
Total distributions	(228,179,709)	(149,119,105)	(18,119,628)	(121,883,322)	(117,724,841)	(259,017,769)
From fund share transactions
From fund share transactions	136,752,014	(328,074,061)	(18,864,196)	129,167,856	(39,211,843)	4,085,740,784
Total increase (decrease)	59,138,788	(470,105,368)	(26,814,102)	(62,959,370)	(120,525,331)	3,203,355,327
Net assets
Beginning of period	1,376,589,099	1,846,694,467	154,149,434	217,108,804	4,411,461,924	1,208,106,597
End of period	$1,435,727,887	$1,376,589,099	$127,335,332	$154,149,434	$4,290,936,593	$4,411,461,924
The accompanying notes are an integral part of the financial statements.	79

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Capital Appreciation Fund
Class 1
02-28-2023[3]	11.86	(0.01)	(0.30)	(0.31)	—	(1.22)	(1.22)	10.33	(1.77)[4]	0.81[5]	0.80[5]	(0.12)[5]	474	18
08-31-2022	24.06	(0.06)	(5.69)	(5.75)	—	(6.45)	(6.45)	11.86	(31.48)	0.79	0.79	(0.36)	538	36
08-31-2021	23.01	(0.10)	5.14	5.04	—	(3.99)	(3.99)	24.06	24.71	0.79	0.78	(0.46)	908	45
08-31-2020	15.66	(0.04)	9.09	9.05	—	(1.70)	(1.70)	23.01	62.93	0.80	0.79	(0.23)	810	47
08-31-2019	18.80	—[6]	(0.46)	(0.46)	(0.02)	(2.66)	(2.68)	15.66	0.84	0.80	0.79	(0.03)	584	50
08-31-2018	18.56	0.02	4.25	4.27	(0.01)	(4.02)	(4.03)	18.80	26.71	0.79	0.78	0.11	687	39
Class NAV
02-28-2023[3]	11.95	—[6]	(0.31)	(0.31)	—	(1.22)	(1.22)	10.42	(1.75)[4]	0.76[5]	0.75[5]	(0.06)[5]	835	18
08-31-2022	24.18	(0.05)	(5.73)	(5.78)	—	(6.45)	(6.45)	11.95	(31.44)	0.74	0.74	(0.29)	848	36
08-31-2021	23.10	(0.09)	5.16	5.07	—	(3.99)	(3.99)	24.18	24.75	0.74	0.73	(0.41)	1,229	45
08-31-2020	15.71	(0.03)	9.12	9.09	—[6]	(1.70)	(1.70)	23.10	63.00	0.75	0.74	(0.18)	1,373	47
08-31-2019	18.85	—[6]	(0.45)	(0.45)	(0.03)	(2.66)	(2.69)	15.71	0.89	0.75	0.74	0.03	1,153	50
08-31-2018	18.60	0.03	4.26	4.29	(0.02)	(4.02)	(4.04)	18.85	26.76	0.74	0.73	0.15	1,128	39
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-23. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.
Capital Appreciation Value Fund
Class NAV
02-28-2023[3]	9.36	0.09	0.01	0.10	(0.14)	(1.03)	(1.17)	8.29	1.47[4]	0.88[5]	0.84[5]	2.06[5]	1,198	51
08-31-2022	12.56	0.11	(0.84)	(0.73)	(0.13)	(2.34)	(2.47)	9.36	(7.56)	0.87	0.82	1.01	1,253	73
08-31-2021	11.92	0.12	2.63	2.75	(0.14)	(1.97)	(2.11)	12.56	25.84	0.86	0.82	0.98	1,396	57
08-31-2020	11.75	0.14	1.33	1.47	(0.20)	(1.10)	(1.30)	11.92	13.38	0.87	0.83	1.20	1,442	79
08-31-2019	12.27	0.19	0.76	0.95	(0.33)	(1.14)	(1.47)	11.75	10.07	0.85	0.81	1.66	1,607	63
08-31-2018	12.26	0.27	1.06	1.33	(0.18)	(1.14)	(1.32)	12.27	11.61	0.85	0.81	2.28	1,785	78
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-23. Unaudited. 4. Not annualized. 5. Annualized.
Core Bond Fund
Class 1
02-28-2023[3]	11.35	0.16	(0.38)	(0.22)	(0.20)	—	(0.20)	10.93	(1.97)[4]	0.68[5]	0.67[5]	2.92[5]	124	115
08-31-2022	13.19	0.16	(1.76)	(1.60)	(0.24)	—	(0.24)	11.35	(12.33)	0.67	0.66	1.32	134	262
08-31-2021	13.96	0.11	(0.08)	0.03	(0.22)	(0.58)	(0.80)	13.19	0.17	0.66	0.65	0.84	185	310
08-31-2020	13.50	0.23	0.66	0.89	(0.31)	(0.12)	(0.43)	13.96	6.76	0.66	0.65	1.73	207	347
08-31-2019	12.66	0.33	0.86	1.19	(0.35)	—	(0.35)	13.50	9.59	0.66	0.65	2.60	175	447
08-31-2018	13.15	0.27	(0.48)	(0.21)	(0.28)	—	(0.28)	12.66	(1.58)	0.67	0.66	2.08	161	277
Class NAV
02-28-2023[3]	11.33	0.16	(0.38)	(0.22)	(0.20)	—	(0.20)	10.91	(1.94)[4]	0.63[5]	0.62[5]	2.98[5]	1,536	115
08-31-2022	13.17	0.17	(1.77)	(1.60)	(0.24)	—	(0.24)	11.33	(12.30)	0.62	0.61	1.41	1,478	262
08-31-2021	13.94	0.12	(0.08)	0.04	(0.23)	(0.58)	(0.81)	13.17	0.22	0.61	0.60	0.89	1,604	310
08-31-2020	13.47	0.24	0.66	0.90	(0.31)	(0.12)	(0.43)	13.94	6.90	0.61	0.60	1.81	2,507	347
08-31-2019	12.64	0.34	0.84	1.18	(0.35)	—	(0.35)	13.47	9.58	0.61	0.60	2.63	2,693	447
08-31-2018	13.13	0.27	(0.47)	(0.20)	(0.29)	—	(0.29)	12.64	(1.54)	0.62	0.61	2.14	1,548	277
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-23. Unaudited. 4. Not annualized. 5. Annualized.
Health Sciences Fund
Class NAV
02-28-2023[3]	4.75	(0.01)	0.04	0.03	—	(0.14)	(0.14)	4.64	0.53[4]	1.00[5]	0.95[5]	(0.24)[5]	300	15
08-31-2022	6.91	(0.02)	(1.22)	(1.24)	—	(0.92)	(0.92)	4.75	(19.99)	1.03	0.97	(0.32)	317	30
08-31-2021	5.60	(0.02)	1.71	1.69	—	(0.38)	(0.38)	6.91	31.27	1.02	0.97	(0.38)	427	35
08-31-2020	4.53	(0.01)	1.27	1.26	—	(0.19)	(0.19)	5.60	28.39	1.11	1.05	(0.28)	428	47
08-31-2019	5.10	(0.01)	(0.28)	(0.29)	—	(0.28)	(0.28)	4.53	(4.87)	1.11	1.05	(0.17)	272	42
08-31-2018	5.01	(0.01)	0.95	0.94	—	(0.85)	(0.85)	5.10	22.04	1.10	1.04	(0.30)	309	46
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-23. Unaudited. 4. Not annualized. 5. Annualized.
The accompanying notes are an integral part of the financial statements.	80

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
High Yield Fund
Class 1
02-28-2023[3]	6.91	0.23	(0.07)	0.16	(0.25)	—	(0.25)	6.82	2.53[4]	0.86[5]	0.85[5]	6.93[5]	193	16
08-31-2022	8.31	0.41	(1.39)	(0.98)	(0.42)	—	(0.42)	6.91	(12.21)	0.84	0.83	5.30	208	43
08-31-2021	7.86	0.40	0.46	0.86	(0.41)	—	(0.41)	8.31	11.30	0.84	0.83	4.91	279	82
08-31-2020	8.04	0.43	(0.14)	0.29	(0.47)	—	(0.47)	7.86	4.01	0.85	0.84	5.54	202	81
08-31-2019	8.17	0.46	(0.10)	0.36	(0.49)	—	(0.49)	8.04	4.32	0.82	0.81	5.77	250	51
08-31-2018	8.30	0.47	(0.12)	0.35	(0.48)	—	(0.48)	8.17	4.81	0.79	0.79	5.69	282	60
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-23. Unaudited. 4. Not annualized. 5. Annualized.
International Strategic Equity Allocation Fund
Class NAV
02-28-2023[3]	8.54	0.07	0.54	0.61	(0.20)	—	(0.20)	8.95	7.30[4]	0.70[5]	0.56[5]	1.56[5]	4,124	—[6]
08-31-2022	11.48	0.31	(2.64)	(2.33)	(0.29)	(0.32)	(0.61)	8.54	(21.25)	0.70	0.56	3.19	3,962	78[7]
08-31-2021	9.55	0.19	1.92	2.11	(0.18)	—	(0.18)	11.48	22.25	0.69	0.56	1.81	1,729	63
08-31-2020	9.01	0.19	0.62	0.81	(0.27)	—	(0.27)	9.55	8.98	0.69	0.56	2.07	1,714	76
08-31-2019	11.21	0.26	(0.85)	(0.59)	(0.26)	(1.35)	(1.61)	9.01	(3.97)	0.69	0.56	2.74	1,634	57
08-31-2018	11.78	0.25	(0.01)	0.24	(0.29)	(0.52)	(0.81)	11.21	1.81	0.68	0.55	2.15	1,832	94
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-23. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than 1%. 7. Excludes in-kind transactions.
Mid Value Fund
Class NAV
02-28-2023[3]	17.35	0.11	1.52	1.63	(0.10)	(2.85)	(2.95)	16.03	11.11[4]	0.92[5]	0.87[5]	1.31[5]	1,436	26
08-31-2022	19.15	0.14	(0.35)	(0.21)	(0.15)	(1.44)	(1.59)	17.35	(1.38)	0.95	0.90	0.76	1,377	36
08-31-2021	14.91	0.13	4.70	4.83	(0.21)	(0.38)	(0.59)	19.15	33.10	0.99	0.93	0.76	1,847	41
08-31-2020	14.27	0.17	0.90	1.07	(0.26)	(0.17)	(0.43)	14.91	7.40	0.99	0.94	1.18	1,322	45
08-31-2019	17.08	0.22	(1.81)	(1.59)	(0.15)	(1.07)	(1.22)	14.27	(8.82)	0.99	0.94	1.48	1,231	42
08-31-2018	16.00	0.12	1.90	2.02	(0.13)	(0.81)	(0.94)	17.08	12.96	0.99	0.94	0.72	1,439	39
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-23. Unaudited. 4. Not annualized. 5. Annualized.
Science & Technology Fund
Class NAV
02-28-2023[3]	1.38	—[4]	0.08	0.08	—	(0.15)	(0.15)	1.31	7.70[5]	1.09[6]	1.04[6]	(0.59)[6]	127	53
08-31-2022	5.53	(0.01)	(0.89)	(0.90)	—	(3.25)	(3.25)	1.38	(33.02)	1.10	1.05	(0.71)	154	124
08-31-2021	5.22	(0.03)	1.47	1.44	(0.01)	(1.12)	(1.13)	5.53	30.29	1.10	1.04	(0.57)	217	86
08-31-2020	3.87	0.02[7]	1.69	1.71	—	(0.36)	(0.36)	5.22	47.55	1.10	1.06	0.40[7]	363	116
08-31-2019	5.99	(0.01)	(0.32)	(0.33)	—	(1.79)	(1.79)	3.87	3.19	1.10	1.06	(0.36)	284	110
08-31-2018	13.85	(0.03)	2.33	2.30	—	(10.16)	(10.16)	5.99	30.59	1.10	1.05	(0.47)	252	108
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-23. Unaudited. 4. Less than $0.005 per share. 5. Not annualized. 6. Annualized. 7. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.04 and 1.00%, respectively.
U.S. Sector Rotation Fund
Class NAV
02-28-2023[3]	8.56	0.06	(0.01)	0.05	(0.08)	(0.15)	(0.23)	8.38	0.62[4]	0.68[5]	0.54[5]	1.36[5]	4,291	37
08-31-2022	12.62	0.10	(1.22)	(1.12)	(0.11)	(2.83)	(2.94)	8.56	(12.17)	0.66	0.52	1.05	4,411	118[6]
08-31-2021	10.76	0.10	2.93	3.03	(0.17)	(1.00)	(1.17)	12.62	30.62	0.67	0.53	0.87	1,208	91
08-31-2020	9.86	0.16	1.79	1.95	(0.19)	(0.86)	(1.05)	10.76	20.74	0.67	0.54	1.63	1,295	113
08-31-2019	13.13	0.17	(0.72)	(0.55)	(0.19)	(2.53)	(2.72)	9.86	(0.34)	0.66	0.53	1.66	1,497	92
08-31-2018	11.57	0.15	2.14	2.29	(0.17)	(0.56)	(0.73)	13.13	20.43	0.66	0.53	1.26	1,714	128
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-23. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes in-kind transactions.
The accompanying notes are an integral part of the financial statements.	81

John Hancock Funds II
Notes to financial statements (unaudited)

1.  Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, nine of which are presented in this report (the funds).
The funds may offer multiple classes of shares. The shares currently offered by a specific fund are detailed in the Statements of assets and liabilities. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor's Valuation Policies and Procedures.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor's assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

Significant accounting policies, continued

The following is a summary of the values by input classification of the funds' investments as of February 28, 2023, by major security category or type:
	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Capital Appreciation Fund
Investments in securities:
Assets
Common stocks
Communication services	$120,540,255	$120,540,255	—	—
Consumer discretionary	320,474,368	279,130,018	$41,344,350	—
Consumer staples	52,257,248	36,520,252	15,736,996	—
Energy	21,953,063	21,953,063	—	—
Financials	38,451,188	38,451,188	—	—
Health care	179,610,444	179,610,444	—	—
Industrials	33,485,944	33,485,944	—	—
Information technology	509,541,893	494,578,092	14,963,801	—
Real estate	18,122,667	18,122,667	—	—
Preferred securities	9,313,820	—	9,313,820	—
Short-term investments	7,809,541	7,809,541	—	—
Total investments in securities	$1,311,560,431	$1,230,201,464	$81,358,967	—

Capital Appreciation Value Fund
Investments in securities:
Assets
Common stocks	$787,975,193	$776,810,334	$11,164,859	—
Preferred securities	5,651,262	5,651,262	—	—
U.S. Government and Agency obligations	107,597,203	—	107,597,203	—
Corporate bonds	113,656,476	—	113,656,476	—
Convertible bonds	924,140	—	924,140	—
Term loans	147,339,044	—	147,339,044	—
Short-term investments	48,141,652	48,141,652	—	—
Total investments in securities	$1,211,284,970	$830,603,248	$380,681,722	—
Derivatives:
Liabilities
Written options	$(8,324,189)	—	$(8,324,189)	—

Core Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$938,850,393	—	$938,850,393	—
Foreign government obligations	14,528,256	—	14,528,256	—
Corporate bonds	431,394,388	—	431,394,388	—
Municipal bonds	3,790,310	—	3,790,310	—
Collateralized mortgage obligations	154,352,596	—	154,352,596	—
Asset backed securities	179,079,745	—	179,079,745	—
Short-term investments	59,533,497	$59,533,497	—	—
Total investments in securities	$1,781,529,185	$59,533,497	$1,721,995,688	—
Liabilities
Sale commitments outstanding	$(10,379,351)	—	$(10,379,351)	—

Health Sciences Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$404,130	$404,130	—	—
Health care	294,606,020	287,183,151	$7,384,659	$38,210
Materials	133,918	133,918	—	—
Preferred securities	2,046,107	—	2,046,107	—

Significant accounting policies, continued

	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Health Sciences Fund (continued)
Warrants	$2,823	$2,823	—	—
Short-term investments	1,443,728	1,443,728	—	—
Total investments in securities	$298,636,726	$289,167,750	$9,430,766	$38,210

High Yield Fund
Investments in securities:
Assets
Foreign government obligations	$754,924	—	$754,924	—
Corporate bonds	159,185,792	—	159,185,792	—
Convertible bonds	1,373,336	—	1,373,336	—
Term loans	11,232,653	—	10,769,576	$463,077
Asset backed securities	14,362,749	—	14,362,749	—
Common stocks	1,170,031	$1,140,976	—	29,055
Preferred securities	576,891	—	—	576,891
Short-term investments	5,836,611	5,836,611	—	—
Total investments in securities	$194,492,987	$6,977,587	$186,446,377	$1,069,023
Derivatives:
Assets
Forward foreign currency contracts	$12,566	—	$12,566	—
Swap contracts	67,582	—	67,582	—
Liabilities
Futures	(47,178)	$(47,178)	—	—
Forward foreign currency contracts	(10,319)	—	(10,319)	—
Swap contracts	(135,671)	—	(135,671)	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

International Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Australia	$226,007,624	—	$226,007,624	—
Austria	6,658,064	—	6,658,064	—
Belgium	11,155,511	—	11,155,511	—
Brazil	43,639,196	$43,639,196	—	—
Canada	386,737,155	386,600,017	—	$137,138
Chile	6,375,900	—	6,375,900	—
China	345,865,573	31,260,372	314,222,915	382,286
Colombia	2,168,627	2,168,627	—	—
Czech Republic	1,626,643	—	1,626,643	—
Denmark	80,727,484	—	80,727,484	—
Finland	22,538,860	—	22,538,860	—
France	317,057,526	—	317,057,526	—
Germany	180,491,427	—	180,491,427	—
Hong Kong	88,856,452	728,985	88,003,253	124,214
Hungary	2,375,577	—	2,375,577	—
India	117,528,861	—	117,528,861	—
Indonesia	22,412,445	—	22,412,445	—
Ireland	26,905,888	1,030,260	25,875,628	—
Israel	15,175,489	5,705,511	9,469,978	—
Italy	38,239,463	—	38,239,463	—
Japan	396,675,586	—	396,675,586	—
Jordan	870,701	—	870,701	—
Luxembourg	6,678,188	—	6,678,188	—
Macau	1,323,178	—	1,323,178	—

Significant accounting policies, continued

	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Strategic Equity Allocation Fund (continued)
Malaysia	$26,639,448	—	$26,639,448	—
Mexico	32,356,243	$32,356,243	—	—
Netherlands	87,988,962	—	87,988,962	—
New Zealand	7,590,305	—	7,590,305	—
Norway	16,970,760	—	16,970,760	—
Peru	3,044,389	3,044,389	—	—
Philippines	8,616,988	—	8,616,988	—
Poland	7,454,976	—	7,454,976	—
Portugal	3,066,590	—	3,066,590	—
Qatar	8,988,719	—	8,988,719	—
Saudi Arabia	45,963,957	—	45,963,957	—
Singapore	26,711,476	3,455,033	23,256,443	—
South Africa	35,020,288	—	35,020,288	—
South Korea	134,996,107	—	134,996,107	—
Spain	49,768,301	—	49,768,301	—
Sweden	53,929,508	—	53,929,508	—
Switzerland	228,142,726	—	228,142,726	—
Taiwan	100,568,694	—	100,568,694	—
Thailand	23,415,031	—	23,114,721	$300,310
Turkey	4,070,679	—	4,070,679	—
United Arab Emirates	14,177,418	—	14,177,418	—
United Kingdom	540,761,827	1,368,290	539,393,537	—
United States	5,730,975	5,484,570	246,405	—
Preferred securities
Brazil	14,685,715	14,685,715	—	—
Chile	2,375,228	—	2,375,228	—
Colombia	1,015,505	1,015,505	—	—
Germany	9,672,555	—	9,672,555	—
South Korea	7,506,601	—	7,506,601	—
Rights	591,858	—	591,858	—
Warrants	91,680	91,680	—	—
Short-term investments	285,083,132	37,920,984	247,162,148	—
Total investments in securities	$4,135,088,059	$570,555,377	$3,563,588,734	$943,948
Derivatives:
Liabilities
Futures	$(3,992,368)	$(3,992,368)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Mid Value Fund
Investments in securities:
Assets
Common stocks
Communication services	$70,050,004	$70,050,004	—	—
Consumer discretionary	126,476,300	107,777,680	$18,698,620	—
Consumer staples	103,029,275	94,025,369	9,003,906	—
Energy	123,060,903	123,060,903	—	—
Financials	213,401,608	213,401,608	—	—
Health care	150,095,152	130,191,623	19,903,529	—
Industrials	206,688,213	168,992,576	37,695,637	—
Information technology	120,255,123	120,255,123	—	—
Materials	94,772,053	85,744,523	9,027,530	—
Real estate	84,951,493	84,951,493	—	—
Utilities	76,661,961	76,661,961	—	—

Significant accounting policies, continued

	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mid Value Fund (continued)
Short-term investments	$96,486,698	$96,486,698	—	—
Total investments in securities	$1,465,928,783	$1,371,599,561	$94,329,222	—

Science & Technology Fund
Investments in securities:
Assets
Common stocks
Communication services	$18,238,885	$18,209,447	—	$29,438
Consumer discretionary	28,240,905	17,874,961	$10,365,944	—
Health care	391,620	391,620	—	—
Information technology	75,056,192	73,210,183	1,846,009	—
Real estate	427,602	427,602	—	—
Short-term investments	6,593,584	6,593,584	—	—
Total investments in securities	$128,948,788	$116,707,397	$12,211,953	$29,438

U.S. Sector Rotation Fund
Investments in securities:
Assets
Common stocks
Communication services	$322,131,397	$322,131,397	—	—
Consumer discretionary	443,479,395	443,475,573	$3,822	—
Consumer staples	298,537,357	298,537,357	—	—
Energy	240,146,981	240,146,981	—	—
Financials	459,532,269	459,532,269	—	—
Health care	641,024,119	641,017,441	—	$6,678
Industrials	331,922,372	331,922,372	—	—
Information technology	1,146,466,893	1,146,466,893	—	—
Materials	107,805,056	107,805,056	—	—
Real estate	105,537,413	105,537,413	—	—
Utilities	109,893,823	109,893,823	—	—
Short-term investments	74,089,322	74,089,322	—	—
Total investments in securities	$4,280,566,397	$4,280,555,897	$3,822	$6,678
Derivatives:
Liabilities
Futures	$(3,780,330)	$(3,780,330)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.
Real estate investment trusts. The funds may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the funds will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
When-issued/delayed-delivery securities. The funds may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date. As a result, the fund has paid (received) cash collateral to (from) certain counterparties to these transactions, which is recorded as Cash collateral at broker for sale commitments (Payable for collateral on sale commitments), as follows:
Fund	Counterparty	Collateral Paid/ (Received)
Core Bond Fund	Barclays PLC	$300,000

Significant accounting policies, continued

Fund	Counterparty	Collateral Paid/ (Received)
	Morgan Stanley	$110,000
	Total	$410,000
	Citibank	$(150,000)
Term loans (Floating rate loans). The funds may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The funds' ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The funds' failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the funds' income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the funds and, if the funds' exposure to such investments is substantial, it could impair the funds' ability to meet redemptions . Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the funds may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
At February 28, 2023, Capital Appreciation Value Fund had $496,345 in unfunded loan commitments outstanding.
Mortgage and asset backed securities. The funds may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the funds having to reinvest the proceeds in lower yielding securities, effectively reducing the funds' income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the funds' cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The funds are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Payment-in-kind bonds. The funds may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. Income on these securities is computed at the contractual rate specified and is added to the principal balance of the bond. This income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the funds may need to sell other investments to make distributions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital and/or capital gain, if any, are recorded as a reduction of cost of investments and/or as a realized gain, if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Securities lending. The funds may lend their securities to earn additional income. The funds receive collateral from the borrower in an amount not less than the market value of the loaned securities. The funds may invest their cash collateral in JHCT, an affiliate of the funds, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. Each fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The funds have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the funds for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the funds will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The funds receive compensation for lending their securities by retaining a portion of the return on

Significant accounting policies, continued

the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the funds is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the funds are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the funds and the corresponding cash collateral received at February 28, 2023. In addition, non-cash collateral in the form of U.S. Treasuries was pledged, as indicated below. This non-cash collateral cannot be sold or repledged by the funds, and accordingly, is not reflected in the funds' net assets.
Fund	Market value of securities on loan	Cash collateral received	Non-cash collateral
Capital Appreciation Fund	$9,093,357	$2,799,834	$6,773,181
Capital Appreciation Value Fund	1,630,069	1,685,260	—
Core Bond Fund	1,142,128	1,164,869	—
High Yield Fund	5,342,331	5,496,274	—
International Strategic Equity Allocation Fund	35,319,336	37,998,358	—
Mid Value Fund	27,575,921	28,347,988	—
Science & Technology Fund	622,517	635,781	—
U.S. Sector Rotation Fund	4,311,755	4,400,547	—
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People's Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund's performance.
Foreign taxes. The funds may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the funds' understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the funds as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The funds may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds' custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The funds and other affiliated funds, excluding Core Bond Fund, have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement.
Core Bond Fund and other affiliated funds have entered into an unsecured $50 million line of credit agreement with BNP Paribas. Subject to the needs of other affiliated funds, Core Bond Fund can borrow up to the $50 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended February 28, 2023, the funds had no borrowings under the line of credit.
Commitment fees for the six months ended February 28, 2023 were as follows:
Fund	Commitment fee
Capital Appreciation Fund	$3,571
Capital Appreciation Value Fund	3,392
Core Bond Fund	14,116
Health Sciences Fund	1,970
High Yield Fund	1,806
International Strategic Equity Allocation Fund	7,622

Significant accounting policies, continued

Fund	Commitment fee
Mid Value Fund	$3,624
Science & Technology Fund	1,713
U.S. Sector Rotation Fund	8,269
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2022, certain funds have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of August 31, 2022:
	No Expiration Date
Fund	Short Term	Long Term
Core Bond Fund	$84,409,177	$12,782,688
High Yield Fund	2,923,109	97,397,139
As of August 31, 2022, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on February 28, 2023, including short-term investments, were as follows:
Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Capital Appreciation Fund	$743,106,216	$593,332,157	$(24,877,942)	$568,454,215
Capital Appreciation Value Fund	1,184,285,416	58,954,243	(40,278,878)	18,675,365
Core Bond Fund	1,900,395,894	4,568,899	(133,814,959)	(129,246,060)
Health Sciences Fund	222,479,741	97,585,444	(21,428,459)	76,156,985
High Yield Fund	233,999,924	1,517,825	(41,137,782)	(39,619,957)
International Strategic Equity Allocation Fund	4,407,078,674	197,269,902	(473,252,885)	(275,982,983)
Mid Value Fund	1,207,938,626	320,854,172	(62,864,015)	257,990,157
Science & Technology Fund	139,463,286	13,645,838	(24,160,336)	(10,514,498)
U.S. Sector Rotation Fund	4,598,776,076	202,713,259	(524,703,268)	(321,990,009)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. Core Bond Fund and High Yield Fund generally declare and pay dividends from net investment income quarterly. All other funds generally declare and pay dividends from net investment income annually. All funds generally declare and pay capital gain distributions, if any, annually.
Distributions paid by the funds with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the funds' financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, investments in passive foreign investment companies, wash sale loss deferrals, derivative transactions and amortization and accretion on debt securities.
3.  Derivative instruments
The funds may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Derivative instruments, continued

Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The funds attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the funds may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the funds, if any, are held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the funds and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the funds, if any, for OTC transactions is held in a segregated account at the funds' custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. The funds' risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the funds and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for centrally-cleared transactions is detailed in the Statements of assets and liabilities as Receivable/Payable for centrally-cleared swaps. Securities pledged by the funds for centrally-cleared transactions, if any, are identified in the Portfolio of investments.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a fund, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the funds, if any, are identified in the Portfolio of investments. Subsequent payments, referred to as variation margin, are made or received by a fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, a fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the funds used futures contracts during the six months ended February 28, 2023. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
High Yield Fund	To manage duration of the fund.	From $12.5 million to $13.0 million
International Strategic Equity Allocation Fund	To manage against changes in foreign currency exchange rates, manage against change in certain securities markets and gain exposure to certain securities markets.	From $208.9 million to $292.4 million
U.S. Sector Rotation Fund	To manage against change in certain securities markets and gain exposure to certain securities markets.	From $84.7 million to $203.4 million
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the funds thereby reducing the funds' total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
The following table details how the funds used forward foreign currency contracts during the six months ended February 28, 2023. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
High Yield Fund	To manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies.	From $1.1 million to $1.3 million

Derivative instruments, continued

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the funds' exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the funds' exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Portfolio of investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, a fund realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statements of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, a fund realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
The following table details how the funds used written options contracts during the six months ended February 28, 2023. In addition, the table summarizes the range of market value amounts held by the funds, as measured at each quarter end:
Fund	Reason	Market value range
Capital Appreciation Value Fund	To manage against changes in certain securities markets, to gain exposure to certain securities markets and to generate potential income from options premiums.	From $1.0 million to $8.3 million
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the funds, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the funds is recorded as realized gain or loss, as well as the net periodic payments received or paid by the funds.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The funds may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The funds may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the funds may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Buyer
The following table details how the funds used credit default swap contracts as the buyer during the six months ended February 28, 2023. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
High Yield Fund	To manage against potential credit events.	From $2.7 million to $3.3 million
Credit default swaps — Seller
Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.
For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. A deterioration of the referenced entity’s creditworthiness would indicate a greater likelihood of a credit event occurring and result in increasing market values, in absolute terms when compared to the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that the fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.
The following table details how the funds used credit default swap contracts as the seller during the six months ended February 28, 2023. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
High Yield Fund	To gain credit exposure to an issuer or index.	Up to $1.8 million

Derivative instruments, continued

Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the funds at February 28, 2023 by risk category:
Fund	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Capital Appreciation Value Fund	Equity	Written options, at value	Written options	—	$(8,324,189)
High Yield Fund	Interest rate	Receivable/payable for futures variation margin[1]	Futures	—	$(47,178)
	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$12,566	(10,319)
	Credit	Swap contracts, at value[2]	Credit default swaps	67,582	(135,671)
				$80,148	$(193,168)
International Strategic Equity Allocation Fund	Currency	Receivable/payable for futures variation margin[1]	Futures	—	$(299,140)
	Equity	Receivable/payable for futures variation margin[1]	Futures	—	(3,693,228)
				—	$(3,992,368)
U.S. Sector Rotation Fund	Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(3,780,330)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Portfolio of investments. Only the period end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
[2]	Reflects cumulative value of swap contracts. Receivable/payable for centrally cleared swaps, which includes value and margin, are shown separately on the Statements of assets and liabilities.
For financial reporting purposes, the funds do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2023:
		Statements of operations location - Net realized gain (loss) on:
Fund	Risk	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Capital Appreciation Value Fund	Equity	—	—	$4,978,485	—	$4,978,485
High Yield Fund	Interest rate	$(556,355)	—	—	—	$(556,355)
	Currency	—	$10,766	—	—	10,766
	Credit	—	—	—	$19,078	19,078
	Total	$(556,355)	$10,766	—	$19,078	$(526,511)
International Strategic Equity Allocation Fund	Currency	$(1,032,963)	—	—	—	$(1,032,963)
	Equity	10,433,781	—	—	—	10,433,781
	Total	$9,400,818	—	—	—	$9,400,818
U.S. Sector Rotation Fund	Interest rate	$(4,858,780)	—	—	—	$(4,858,780)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2023:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Fund	Risk	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Capital Appreciation Value Fund	Equity	—	—	$(3,084,268)	—	$(3,084,268)
High Yield Fund	Interest rate	$22,568	—	—	—	$22,568
	Currency	—	$18,279	—	—	18,279
	Credit	—	—	—	$(189,718)	(189,718)
	Total	$22,568	$18,279	—	$(189,718)	$(148,871)
International Strategic Equity Allocation Fund	Currency	$93,155	—	—	—	$93,155
	Equity	2,041,488	—	—	—	2,041,488
	Total	$2,134,643	—	—	—	$2,134,643
U.S. Sector Rotation Fund	Equity	$661,263	—	—	—	$661,263

4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the funds. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the funds. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.The funds have an investment management agreement with the Advisor under which the funds pay a daily management fee to the Advisor equivalent on an annual basis as detailed below. Aggregate net assets generally include the net assets of the funds and the net assets of a similar fund of John Hancock Variable Insurance Trust (JHVIT), unless otherwise noted below. JHVIT portfolios are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC, and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
•  Capital Appreciation Fund — a) 0.800% of the first $500 million of aggregate net assets; b) 0.700% of the next $500 million of aggregate net assets; and c) 0.670% of the excess over $1 billion of aggegate net assets.
•  Capital Appreciation Value Fund — If aggregate net assets are less than $500 million, then the following fee schedule shall apply: a) 0.950% of the first $250 million of aggregate net assets; and b) 0.850% of the excess over $250 million of aggregate net assets. If aggregate net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.850% of the first $1 billion of aggregate net assets; and b) 0.800% of the excess over $1 billion of aggregate net assets. If aggregate net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.850% of the first $500 million of aggregate net assets; and b) 0.800% of the excess over $500 million of aggregate net assets. If aggregate net assets equal or exceed $3 billion, then the management fee to be paid is 0.800% of aggregate net assets.
•  Core Bond Fund — a) 0.690% of the first $200 million of aggregate net assets; b) 0.640% of the next $200 million of aggregate net assets; c) 0.570% of the next $600 million of aggregate net assets; d) 0.560% of the next $1 billion of aggregate net assets; and e) 0.550% of the excess over $2 billion of aggregate net assets.
•  Health Sciences Fund — a) 1.050% of the first $500 million of aggregate net assets; b) 1.000% of the next $250 million of aggregate net assets; and c) 0.950% of excess over $750 million of aggregate net assets retroactive to the first dollar; d) 0.950% of the next $250 million of aggregate net assets; e) 0.900% of the next $500 million of aggregate net assets; and f) 0.900% of excess over $1.5 billion of aggregate net assets retroactive to the first dollar. Aggregate net assets include the fund and JHVIT Health Sciences Trust and Manulife Healthcare Fund Series I.
•  High Yield Fund — a) 0.700% of the first $500 million of aggregate net assets and b) 0.650% of the excess over $500 million of aggregate net assets.
•  International Strategic Equity Allocation Fund and U.S. Sector Rotation Fund — Aggregate net assets include these two funds and JHVIT Strategic Equity Allocation Trust. The management fee paid is as follows: a) 0.675% of the first $2.5 billion of aggregate net assets; b) 0.650% of the next $5 billion of aggregate net assets; c) 0.625% of the next $2.5 billion of aggregate net assets; d) 0.600% of the next $5 billion of aggregate net assets; e) 0.595% of the next $10 billion of aggregate net assets; and f) 0.590% of the excess over $25 billion of aggregate net assets.
•  Mid Value Fund — a) 0.950% of the first $1 billion of aggregate net assets and b) 0.875% of the excess over $1 billion of aggregate net assets. When aggregate net assets exceed $1 billion, then the management fee rate is 0.875% of all aggregate net assets.
•  Science & Technology Fund — a) 1.050% of the first $50 million of aggregate net assets; b) 1.025% of the next $50 million of aggregate net assets; c)1.000% when assets reach $100 million retroactive to the first dollar up to $200 million; d) 0.975% when assets reach $200 million retroactive to the first dollar up to $500 million; e) 0.950% when assets reach $500 million retroactive to the first dollar up to $1 billion; and f) 0.925% of aggregate net assets in excess of $1 billion. Aggregate net assets include the fund and JHVIT Science & Technology Trust, and Manulife Technology Fund.
The organizations described below act as the subadvisors to the Trust and certain of its funds pursuant to Subadvisory Agreements with the Advisor. Fund management is allocated among the following subadvisors:
Fund	Subadvisor(s)
Core Bond Fund	Allspring Global Investments, LLC
Capital Appreciation Fund	Jennison Associates LLC
International Strategic Equity Allocation Fund U.S. Sector Rotation Fund	Manulife Investment Management (US) LLC[1]
Capital Appreciation Value Fund Health Sciences Fund Mid Value Fund Science & Technology Fund[2]	T. Rowe Price Associates, Inc.
High Yield Fund	Western Asset Management Company, LLC
1  An affiliate of the Advisor.
2  Effective June 23, 2022, T. Rowe Price Associates, Inc. became the sole subadvisor to the portfolio and Allianz Global Investors U.S. LLC no longer serves as subadvisor. Allianz Global Investments U.S. LLC (or one of its affiliates) bore expenses associated with the transition management of the portion of the portfolio they managed, which amounted to approximately $315,000 and is included in Net realized gain (loss) on unaffiliated investments and foreign currency transactions on the Statements of operations..
The funds are not responsible for payment of the subadvisory fees.

Fees and transactions with affiliates, continued

Expense reimbursements. The Advisor has voluntarily agreed to reduce its management fee or if necessary make payment to each fund in an amount by which certain expenses of the respective funds exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds’ business, management fees, class specific expenses, acquired fund fees and short dividend expenses. The Advisor may terminate this voluntary waiver at any time upon notice to the funds.
Fund	Expense limitation as a percentage of average net assets
Capital Appreciation Fund	0.20%
Capital Appreciation Value Fund	0.20%
Core Bond Fund	0.15%
Health Sciences Fund	0.20%
High Yield Fund	0.15%
Fund	Expense limitation as a percentage of average net assets
International Strategic Equity Allocation Fund	0.25%
Mid Value Fund	0.20%
Science & Technology Fund	0.20%
U.S. Sector Rotation Fund	0.20%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the funds (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of the funds. During the six months ended February 28, 2023, this waiver amounted to 0.01% of the funds' average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to waive its management fee on International Strategic Equity Allocation Fund, Science & Technology Fund and U.S. Sector Rotation Fund so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. This voluntary waiver may be terminated at any time by the Advisor on notice to the Trust.
The Advisor has voluntarily agreed to waive a portion of its management fees for the funds subadvised by T. Rowe Price Associates, Inc. which include Capital Appreciation Value Fund, Health Sciences Fund, Mid Value Fund, and Science & Technology Fund. This voluntary waiver equals the amount by which the subadvisory fee paid to T. Rowe Price Associates, Inc. is reduced. This voluntary waiver may terminate at any time.
For the six months ended February 28, 2023, the expense reductions described above amounted to the following:
Expense Reimbursement by Class
Fund	Class 1	Class NAV	Total
Capital Appreciation Fund	$16,995	$28,758	$45,753
Capital Appreciation Value Fund	—	260,565	260,565
Core Bond Fund	4,456	52,180	56,636
Health Sciences Fund	—	79,807	79,807
High Yield Fund	6,980	—	6,980
International Strategic Equity Allocation Fund	—	2,742,916	2,742,916
Mid Value Fund	—	327,214	327,214
Science & Technology Fund	—	39,752	39,752
U.S. Sector Rotation Fund	—	3,078,272	3,078,272
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2023, were equivalent to a net annual effective rate of the funds' average daily net assets as follows:
Fund	Net Annual Effective Rate
Capital Appreciation Fund	0.71%
Capital Appreciation Value Fund	0.79%
Core Bond Fund	0.57%
Health Sciences Fund	0.87%
High Yield Fund	0.69%
Fund	Net Annual Effective Rate
International Strategic Equity Allocation Fund	0.49%
Mid Value Fund	0.83%
Science & Technology Fund	0.90%
U.S. Sector Rotation Fund	0.49%

Accounting and legal services. Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2023, amounted to an annual rate of 0.02% of the funds' average daily net assets.
Distribution and service plans. The funds have a distribution agreement with the Distributor. The funds have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the funds. The funds may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the funds' shares:

Fees and transactions with affiliates, continued

Class	Rule 12b-1 Fee
Class 1	0.05%
Distribution and service fees for the six months ended February 28, 2023 were as follows:
Fund	Class	Distribution and service fees
Capital Appreciation Fund	Class 1	$119,638
Core Bond Fund	Class 1	$31,388
High Yield Fund	Class 1	$49,135
Trustee expenses. The funds compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on their net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statements of operations. The funds' activity in this program during the period for which loans were outstanding was as follows:
Fund	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
International Strategic Equity Allocation	Borrower	$9,300,000	1	3.305%	$(854)
Capital Appreciation Fund	Lender	12,883,333	6	2.977%	6,392
Capital Appreciation Value Fund	Lender	34,100,000	8	3.173%	24,045
Health Sciences Fund	Lender	3,100,000	1	3.305%	285
Mid Value Fund	Lender	27,640,000	5	3.063%	11,759
Science & Technology Fund	Lender	7,000,000	1	2.980%	579
6.  Fund share transactions
Transactions in funds' shares for the six months ended February 28, 2023 and for the year ended August 31, 2022 were as follows:
Capital Appreciation Fund	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	690,805	$7,508,143	1,885,863	$30,321,585
Distributions reinvested	5,428,343	51,623,538	14,158,361	234,037,715
Repurchased	(5,510,515)	(58,436,708)	(8,463,197)	(134,999,393)
Net increase	608,633	$694,973	7,581,027	$129,359,907
Class NAV shares
Sold	2,796,914	$29,304,211	11,002,434	$154,959,479
Distributions reinvested	9,098,978	87,259,196	18,665,411	310,779,087
Repurchased	(2,724,275)	(28,884,206)	(9,511,301)	(163,454,454)
Net increase	9,171,617	$87,679,201	20,156,544	$302,284,112
Total net increase	9,780,250	$88,374,174	27,737,571	$431,644,019
Capital Appreciation Value Fund	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	585,193	$5,095,568	13,228,207	$126,631,864
Distributions reinvested	19,043,172	152,535,808	25,226,702	259,582,767
Repurchased	(9,060,637)	(78,219,256)	(15,660,719)	(170,944,411)
Net increase	10,567,728	$79,412,120	22,794,190	$215,270,220
Total net increase	10,567,728	$79,412,120	22,794,190	$215,270,220
Core Bond Fund	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	500,458	$5,536,990	558,554	$6,802,255
Distributions reinvested	207,419	2,272,908	249,654	3,151,517
Repurchased	(1,117,510)	(12,223,212)	(3,026,217)	(37,190,897)
Net decrease	(409,633)	$(4,413,314)	(2,218,009)	$(27,237,125)

Fund share transactions, continued

Core Bond Fund, Cont'd	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	12,837,775	$141,265,588	19,803,959	$236,047,635
Distributions reinvested	2,411,725	26,383,562	2,365,347	29,676,464
Repurchased	(4,976,615)	(54,696,136)	(13,461,470)	(164,799,449)
Net increase	10,272,885	$112,953,014	8,707,836	$100,924,650
Total net increase	9,863,252	$108,539,700	6,489,827	$73,687,525
Health Sciences Fund	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	1,072,168	$5,173,573	4,345,622	$24,191,656
Distributions reinvested	1,817,865	8,653,037	10,044,268	56,448,788
Repurchased	(4,865,792)	(23,678,728)	(9,504,977)	(50,365,144)
Net increase (decrease)	(1,975,759)	$(9,852,118)	4,884,913	$30,275,300
Total net increase (decrease)	(1,975,759)	$(9,852,118)	4,884,913	$30,275,300
High Yield Fund	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	767,584	$5,218,121	2,402,969	$19,413,419
Distributions reinvested	1,137,418	7,517,007	1,776,613	13,647,917
Repurchased	(3,618,026)	(24,183,747)	(7,708,801)	(59,377,183)
Net decrease	(1,713,024)	$(11,448,619)	(3,529,219)	$(26,315,847)
Total net decrease	(1,713,024)	$(11,448,619)	(3,529,219)	$(26,315,847)
International Strategic Equity Allocation Fund	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	30,166,512	$265,755,643	323,192,115	$3,176,965,242[1]
Distributions reinvested	10,797,874	92,213,840	8,825,077	91,427,800
Repurchased	(44,427,100)	(395,749,622)	(18,584,550)	(172,749,547)
Net increase (decrease)	(3,462,714)	$(37,780,139)	313,432,642	$3,095,643,495
Total net increase (decrease)	(3,462,714)	$(37,780,139)	313,432,642	$3,095,643,495

[1]	Includes in-kind subscriptions of approximately $3.0 billion by affiliates of the fund. The cost basis of the contributed securities is equal to the market value of the securities on the date of the subscription.
Mid Value Fund	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	426,352	$7,273,464	1,401,916	$26,684,322
Distributions reinvested	15,671,683	228,179,709	8,266,026	149,119,105
Repurchased	(5,919,900)	(98,701,159)	(26,750,313)	(503,877,488)
Net increase (decrease)	10,178,135	$136,752,014	(17,082,371)	$(328,074,061)
Total net increase (decrease)	10,178,135	$136,752,014	(17,082,371)	$(328,074,061)
Science & Technology Fund	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	9,919,143	$12,832,438	15,490,826	$27,266,486
Distributions reinvested	15,894,410	18,119,628	63,151,980	121,883,322
Repurchased	(40,918,463)	(49,816,262)	(5,966,442)	(19,981,952)
Net increase (decrease)	(15,104,910)	$(18,864,196)	72,676,364	$129,167,856
Total net increase (decrease)	(15,104,910)	$(18,864,196)	72,676,364	$129,167,856

Fund share transactions, continued

U.S. Sector Rotation Fund	Six Months Ended 2-28-23		Year Ended 8-31-22
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	19,003,717	$158,451,836	430,266,464	$4,186,145,635[1]
Distributions reinvested	14,533,931	117,724,841	25,953,684	259,017,769
Repurchased	(37,033,307)	(315,388,520)	(36,414,422)	(359,422,620)
Net increase (decrease)	(3,495,659)	$(39,211,843)	419,805,726	$4,085,740,784
Total net increase (decrease)	(3,495,659)	$(39,211,843)	419,805,726	$4,085,740,784

[1]	Includes in-kind subscriptions of approximately $4.1 billion by affiliates of the fund. The cost basis of the contributed securities is equal to the market value of the securities on the date of the subscription.
Affiliates of the Trust owned 100% of shares of Class 1 and Class NAV, respectively, with the exception of Capital Appreciation Fund and Core Bond Fund, where affiliates held 69% and 65% of Class NAV, respectively, on February 28, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended February 28, 2023:
	Purchases		Sales
Fund	U.S. Government	Other issuers	U.S. Government	Other issuers
Capital Appreciation Fund	—	$233,772,413	—	$275,140,027
Capital Appreciation Value Fund	$186,470,496	426,464,390	$173,563,010	408,865,311
Core Bond Fund	1,254,116,667	813,959,293	1,248,295,914	641,838,501
Health Sciences Fund	—	45,060,857	—	64,371,872
High Yield Fund	—	31,022,717	—	43,703,543
International Strategic Equity Allocation Fund	—	254,656	—	167,146,494
Mid Value Fund	—	340,190,447	—	397,834,387
Science & Technology Fund	—	73,846,531	—	107,563,830
U.S. Sector Rotation Fund	—	1,580,493,977	—	1,590,363,588
8.  Industry or sector risk
Certain funds may invest a large percentage of their assets in one or more particular industries or sectors of the economy. If a large percentage of a fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts.
9.  Investment in affiliated underlying funds
The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Fund
John Hancock Collateral Trust*	280,107	—	$45,882,018	$(43,082,115)	$(69)	$(27)	$3,598	—	$2,799,807
Capital Appreciation Value Fund
John Hancock Collateral Trust*	168,625	$2,077,345	$26,270,960	$(26,663,800)	$116	$872	$7,007	—	$1,685,493
Core Bond Fund
John Hancock Collateral Trust*	116,498	—	$6,638,290	$(5,473,428)	$(281)	$(129)	$343	—	$1,164,452
High Yield Fund
John Hancock Collateral Trust*	549,412	$2,375,359	$9,043,696	$(5,926,631)	$(1,459)	$685	$22,609	—	$5,491,650
International Strategic Equity Allocation Fund
John Hancock Collateral Trust*	3,793,806	$26,922,715	$183,014,200	$(172,006,822)	$(6,847)	$(2,262)	$104,308	—	$37,920,984
Mid Value Fund

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	2,834,190	$22,095,028	$164,204,875	$(157,969,511)	$(8,097)	$6,853	$133,044	—	$28,329,148
Science & Technology Fund
John Hancock Collateral Trust*	63,572	$1,229,283	$15,668,858	$(16,262,827)	$145	$(23)	$8,193	—	$635,436
U.S. Sector Rotation Fund
John Hancock Collateral Trust*	7,412,268	$180,838,338	$533,489,965	$(640,263,714)	$8,031	$16,702	$2,895,101	—	$74,089,322
*	Refer to the Securities lending note within Note 2 for details regarding this investment.
10.  Investment by affiliated funds
Certain investors in the funds are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the funds for the purpose of exercising management or control; however, this investment may represent a significant portion of the funds' net assets. At February 28, 2023, the following fund(s) had an affiliate ownership of 5% or more of the funds' net assets:
Fund	Affiliated Concentration
Capital Appreciation Fund	43.9%
Capital Appreciation Value Fund	98.4%
Core Bond Fund	60.5%
Health Sciences Fund	100%
International Strategic Equity Allocation Fund	100%
Mid Value Fund	100%
Science &Technology Fund	99.7%
U.S. Sector Rotation Fund	100%
11.  Interfund trading
The funds are permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2023, the funds engaged in securities purchases and sales with affiliated funds, some of which have different fiscal reporting periods, as follows:
Fund	Purchases
Capital Appreciation Value Fund	$265,496
12.  Restricted securities
The funds may hold restricted securities which are restricted as to resale and the funds have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at February 28, 2023:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
High Yield Fund
KCAD Holdings I, Ltd.	3-21-11	$6,150,520	752,218,031	—	—	752,218,031	0.0%[1]	$752
MWO Holdings LLC	8-30-16	1,116,559	1,134	—	—	1,134	0.0%[1]	7,053
New Cotai, Inc., Class B	4-12-13	0	11	—	—	11	0.0%	0
								$7,805
[1]	Less than 0.05%.
13.  LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate and these effects could be experienced until the permanent cessation of the majority of U.S. LIBOR rates in 2023. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.

LIBOR discontinuation risk, continued

The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR maturities, including some U.S. LIBOR maturities, on December 31, 2021, and is expected to cease publishing the remaining and most liquid U.S. LIBOR maturities on June 30, 2023. It is expected that market participants have or will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. Additionally, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate ("SOFR"), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will adopt alternative rates such as SOFR or otherwise amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. Uncertainty and risk remain regarding the willingness and ability of issuers and lenders to include alternative rates and revised provisions in new and existing contracts or instruments. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
14.  New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management expects that the adoption of the guidance will not have a material impact to the financial statements.

John Hancock Funds II

SPECIAL SHAREHOLDER MEETING
(Unaudited)
The funds held a Special Joint Meeting of Shareholders on Friday, September 9, 2022. The following proposals were considered by the shareholders:
Proposal 1:  To elect eight Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON September 9, 2022.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	4,554,825,588.937	109,369,198.953
Noni L. Ellison	4,545,310,789.674	118,883,998.216
Dean C. Garfield	4,542,518,756.422	121,676,031.468
Patricia Lizarraga	4,547,597,042.403	116,597,745.487
Frances G. Rathke	4,553,474,902.143	110,719,885.747
Non-Independent Trustees
Andrew G. Arnott	4,548,263,383.010	115,931,404.880
Marianne Harrison	4,552,282,391.834	111,912,396.056
Paul Lorentz	4,546,227,532.263	117,967,255.627
Proposal 2: To approve an amendment to the Declaration of Trust revising merger approval requirements.
THE PROPOSAL PASSED ON September 9, 2022.
	Shares voted	% Of shares voted	% Of outstanding shares
For	4,061,202,897.967	87.072%	64.635%
Against	75,620,339.593	1.622%	1.203%
Abstain/Withheld	92,916,059.460	1.992%	1.478%
Broker Non-Vote	434,455,490.870	9.314%	6.914%

John Hancock Funds II
For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at www.sec.gov.
PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at www.sec.gov.
QUARTERLY PORTFOLIO DISCLOSURE The Trust’s complete schedule of portfolio holdings as of the end of the third month of every ﬁscal quarter are ﬁled with the SEC on Form N-PORT within 60 days of the end of the ﬁscal quarter. N-PORT ﬁlings are available on our website and the SEC’s website, www.sec.gov.
The report is certiﬁed under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to afﬁrm that, to the best of their knowledge, the information in their ﬁnancial reports is fairly and accurately stated in all material respects.

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Investment advisor
John Hancock Investment
Management LLC
Principal distributor
John Hancock Investment
Management Distributors LLC
Custodians
Citibank, N.A.
State Street Bank and Trust Company
Legal counsel
K&L Gates LLP
Officers
Andrew G. Arnott, President
Charles A. Rizzo, Chief Financial Officer
Salvatore Schiavone, Treasurer
Christopher (Kit) Sechler, Secretary and Chief Legal Officer
Trevor Swanberg, Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
JHF2SA	2/23 4/23

ITEM 2. CODE OF ETHICS.

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not Applicable

(b)Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable

ITEM 13. EXHIBITS.

(a)(1) Not Applicable

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Andrew G. Arnott

__________________

Andrew G. Arnott President

Date: April 17, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew G. Arnott

__________________

Andrew G. Arnott President

Date: April 17, 2023

/s/ Charles A. Rizzo

___________________

Charles A. Rizzo Chief Financial Officer

Date: April 17, 2023